UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Charles A Brawley III, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2010

[Missing Graphic Reference]

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Moderate Allocation Fund

September 30, 2010

		Number of	Value
		Shares	(U.S. $)
Common Stock – 47.25%
U.S. Markets – 28.22%
Aerospace & Defense – 0.60%
Ducommun		770	$16,771
†Esterline Technologies		510	29,187
Honeywell International		1,900	83,486
Lockheed Martin		390	27,799
Northrop Grumman		3,970	240,701
Rockwell Collins		680	39,610
United Technologies		1,840	131,063
			568,617
Air Freight & Logistics – 0.31%
Expeditors International of Washington		5,600	258,888
†Hub Group Class A		1,045	30,577
			289,465
Airlines – 0.09%
†Alaska Air Group		1,630	83,179
			83,179
Auto Components – 0.05%
Cooper Tire & Rubber		1,065	20,906
†Tenneco		975	28,246
			49,152
Automobiles – 0.05%
†Ford Motor		4,200	51,408
			51,408
Beverages – 0.17%
Coca-Cola		490	28,675
PepsiCo		1,940	128,893
			157,568
Biotechnology – 0.37%
†Acorda Therapeutics		515	17,005
†Alkermes		1,675	24,539
†Amgen		1,600	88,175
†Celera		2,335	15,738
†Celgene		710	40,903
†Gilead Sciences		1,850	65,879
†Martek Biosciences		760	17,199
†ONYX Pharmaceuticals		970	25,589
†Regeneron Pharmaceuticals		1,035	28,359
†Vertex Pharmaceuticals		780	26,965
			350,351
Building Products – 0.04%
AAON		810	19,051
†Gibraltar Industries		2,050	18,409
			37,460
Capital Markets – 0.64%
Apollo Investment		2,410	24,654
Bank of New York Mellon		20,120	525,737
GFI Group		3,475	16,124
†optionsXpress Holdings		1,445	22,195
†Piper Jaffray		625	18,206
			606,916
Chemicals – 0.39%
Dow Chemical		2,550	70,023
duPont (E.I.) deNemours		5,300	236,486
Koppers Holdings		935	25,123
†Rockwood Holdings		755	23,760
Schulman (A.)		870	17,531
			372,923
Commercial Banks – 0.34%
Boston Private Financial Holdings		3,325	21,746
City Holding		665	20,396
@Independent Bank		680	15,314
Park National		275	17,611
Prosperity Bancshares		740	24,028
TCF Financial		1,890	30,599
†Texas Capital Bancshares		1,105	19,083
Trustmark		1,050	22,827
Webster Financial		1,110	19,492
Wells Fargo		5,170	129,922
			321,018
Commercial Services & Supplies – 0.39%
†GeoEye		200	8,096
McGrath RentCorp		495	11,855
†Metalico		4,990	19,112
†Mobile Mini		448	6,872
Republic Services		1,300	39,637
†Tetra Tech		850	17,825
†United Stationers		525	28,093
US Ecology		1,090	17,440
Waste Management		6,100	218,014
			366,944
Communications Equipment – 1.20%
†Arris Group		1,725	16,853
†Cisco Systems		6,810	149,139
†LogMeIn		290	10,434
†Motorola		25,100	214,103
†NETGEAR		1,050	28,361
Plantronics		695	23,477
†Polycom		4,500	122,760
QUALCOMM		11,610	523,844
†Tekelec		1,690	21,902
†ViaSat		555	22,816
			1,133,689
Computers & Peripherals – 1.71%
†Apple		2,645	750,518
†EMC		5,100	103,581
Hewlett-Packard		3,260	137,148
International Business Machines		2,040	273,646
†NetApp		1,620	80,660
†Synaptics		710	19,979
†Teradata		6,500	250,640
			1,616,172
Construction & Engineering – 0.14%
Fluor		1,140	56,465
Granite Construction		465	10,574
†MYR Group		1,205	19,750
†Tutor Perini		790	15,871
†URS		880	33,422
			136,082
Consumer Finance – 0.10%
American Express		1,100	46,233
Capital One Financial		1,110	43,901
			90,134
Containers & Packaging – 0.15%
†Owens-Illinois		1,930	54,156
Rock-Tenn Class A		530	26,399
Silgan Holdings		695	22,032
Temple-Inland		2,050	38,253
			140,840
Diversified Consumer Services – 0.24%
†Apollo Group Class A		4,100	210,535
†Lincoln Educational Services		985	14,194
			224,729
Diversified Financial Services – 0.87%
Bank of America		10,290	134,902
CME Group		900	234,405
†IntercontinentalExchange		2,920	305,782
JPMorgan Chase		3,730	142,001
			817,090
Diversified Telecommunication Services – 0.73%
Alaska Communications Systems Group		1,735	17,610
AT&T		11,780	336,909
Atlantic Tele-Network		240	11,818
†=Century Communication		5,000	0
NTELOS Holdings		1,170	19,796
Qwest Communications International		11,590	72,669
Verizon Communications		7,000	228,130
			686,932
Electric Utilities – 0.61%
American Electric Power		2,710	98,183
Cleco		730	21,623
Edison International		5,900	202,901
Progress Energy		5,000	222,100
UIL Holdings		535	15,066
UNITIL		615	13,499
			573,372
Electrical Equipment – 0.07%
Acuity Brands		625	27,650
Roper Industries		640	41,715
			69,365
Electronic Equipment, Instruments & Components – 0.10%
†Anixter International		475	25,645
†FARO Technologies		1,050	22,901
†IPG Photonics		870	21,002
†Rofin-Sinar Technologies		840	21,319
			90,867
Energy Equipment & Services – 0.53%
†Bristow Group		640	23,091
†Key Energy Services		2,285	21,730
Lufkin Industries		950	41,705
National Oilwell Varco		6,200	275,714
†Pioneer Drilling		2,960	18,885
Schlumberger		1,700	104,737
†Willbros Group		1,685	15,451
			501,313
Food & Staples Retailing – 0.89%
Casey's General Stores		625	26,094
CVS Caremark		10,400	327,289
Safeway		10,300	217,948
†Susser Holdings		2,360	33,040
Walgreen		5,900	197,650
Wal-Mart Stores		770	41,210
			843,231
Food Products – 0.83%
Archer-Daniels-Midland		11,900	379,847
Bunge		2,800	165,648
J&J Snack Foods		530	22,223
Kraft Foods Class A		6,900	212,934
			780,652
Gas Utilities – 0.03%
EQT		720	25,963
			25,963
Health Care Equipment & Supplies – 0.44%
†Align Technology		1,680	32,894
Baxter International		4,400	209,924
†Conmed		1,255	28,125
†CryoLife		2,240	13,597
†Gen-Probe		900	43,614
†Merit Medical Systems		1,400	22,246
†Quidel		1,525	16,760
†SonoSite		810	27,143
West Pharmaceutical Services		585	20,071
			414,374
Health Care Providers & Services – 1.20%
†Air Methods		365	15,177
†Alliance HealthCare Services		2,369	10,850
†AMN Healthcare Services		2,645	13,595
Cardinal Health		6,500	214,760
†Catalyst Health Solutions		655	23,063
†Express Scripts		1,710	83,277
†Medco Health Solutions		7,800	406,067
†PharMerica		815	7,767
Quest Diagnostics		4,200	211,974
†Sun Healthcare Group		2,530	21,429
UnitedHealth Group		3,630	127,449
			1,135,408
Hotels, Restaurants & Leisure – 0.39%
†AFC Enterprises		2,040	25,296
†Bally Technologies		655	22,892
†Buffalo Wild Wings		610	29,213
†CEC Entertainment		475	16,307
†Jack in the Box		765	16,402
McDonald's		1,770	131,882
†Shuffle Master		2,350	19,764
Starbucks		2,540	64,973
†WMS Industries		1,020	38,831
			365,560
Household Durables – 0.07%
Jarden		2,150	66,930
			66,930
Household Products – 0.78%
Colgate-Palmolive		1,270	97,612
Kimberly-Clark		4,010	260,851
Procter & Gamble		6,340	380,210
			738,673
Independent Power Producers & Energy Traders – 0.06%
†=Calpine		200	0
†NRG Energy		2,760	57,463
			57,463
Industrial Conglomerates – 0.15%
General Electric		7,880	128,050
Otter Tail		655	13,355
			141,405
Insurance – 1.12%
AFLAC		1,240	64,120
Allstate		6,500	205,075
American Equity Investment Life Holding		2,155	22,067
AmTrust Financial Services		1,180	17,134
Delphi Financial Group Class A		935	23,366
First Mercury Financial		1,830	18,446
@Harleysville Group		605	19,838
Marsh & McLennan		8,900	214,668
†ProAssurance		415	23,900
Prudential Financial		1,570	85,063
Torchmark		1,380	73,333
Travelers		5,560	289,676
			1,056,686
Internet & Catalog Retail – 0.45%
Expedia		1,310	36,955
†priceline.com		1,125	391,883
			428,838
Internet Software & Services – 1.24%
†Google Class A		960	504,757
†j2 Global Communications		1,010	24,028
†Liquidity Services		1,305	20,893
†NIC		2,385	19,772
†QuinStreet		1,115	16,758
†Rackspace Hosting		950	24,681
†SAVVIS		1,160	24,453
†ValueClick		2,070	27,076
†VeriSign		9,300	295,182
†Vocus		1,255	23,192
†Yahoo		13,200	187,044
			1,167,836
IT Services – 0.86%
iGate		1,240	22,494
MasterCard Class A		1,350	302,400
†RightNow Technologies		1,145	22,557
†TeleTech Holdings		1,210	17,956
Visa Class A		6,000	445,560
			810,967
Life Sciences Tools & Services – 0.06%
†Thermo Fisher Scientific		1,130	54,104
			54,104
Machinery – 0.33%
Barnes Group		1,105	19,437
Caterpillar		830	65,304
†Chart Industries		1,100	22,396
†Columbus McKinnon		1,255	20,820
Cummins		350	31,703
Deere		780	54,428
ESCO Technologies		565	18,792
†Kadant		835	15,790
Lincoln Electric Holdings		1,010	58,398
			307,068
Media – 0.53%
†Carmike Cinemas		1,200	10,464
Comcast Class A		11,700	211,536
†DIRECTV Class A		200	8,326
†Knology		1,410	18,936
Meredith		1,720	57,293
National CineMedia		1,050	18,795
Time Warner Cable		1,400	75,586
Viacom Class B		2,650	95,904
			496,840
Metals & Mining – 0.16%
Alcoa		2,890	34,998
Cliffs Natural Resources		750	47,940
United States Steel		1,540	67,514
			150,452
Multiline Retail – 0.23%
†Kohl's		1,250	65,850
Macy's		2,050	47,335
Nordstrom		2,090	77,748
Target		530	28,323
			219,256
Multi-Utilities – 0.07%
MDU Resources Group		2,160	43,092
NorthWestern		765	21,803
			64,895
Office Electronics – 0.23%
Xerox		20,900	216,315
			216,315
Oil, Gas & Consumable Fuels – 2.15%
Berry Petroleum		895	28,398
†Carrizo Oil & Gas		990	23,701
Chevron		4,360	353,378
ConocoPhillips		5,350	307,251
EOG Resources		4,270	396,981
Exxon Mobil		4,370	270,022
Marathon Oil		7,500	248,250
Occidental Petroleum		1,530	119,799
Penn Virginia		895	14,356
†Rosetta Resources		1,090	25,604
†Swift Energy		740	20,779
Williams		11,500	219,765
			2,028,284
Paper & Forest Products – 0.02%
†KapStone Paper & Packaging Class A		1,925	23,370
			23,370
Personal Products – 0.02%
†Prestige Brands Holdings		2,250	22,253
			22,253
Pharmaceuticals – 1.70%
Abbott Laboratories		1,480	77,315
Allergan		5,500	365,915
†Inspire Pharmaceuticals		3,080	18,326
Johnson & Johnson		4,060	251,558
Merck		9,770	359,634
Perrigo		2,300	147,706
Pfizer		22,508	386,462
			1,606,916
Professional Services – 0.10%
†CRA International		585	10,559
†Kforce		1,660	22,775
Manpower		960	50,113
Towers Watson Class A		200	9,836
			93,283
Real Estate Investment Trusts – 0.25%
BioMed Realty Trust		1,465	26,253
DuPont Fabros Technology		915	23,012
EastGroup Properties		635	23,736
Entertainment Properties Trust		630	27,203
Home Properties		560	29,624
Host Hotels & Resorts		3,502	50,710
Sovran Self Storage		690	26,151
Tanger Factory Outlet Centers		680	32,055
			238,744
Road & Rail – 0.19%
Norfolk Southern		1,460	86,885
Union Pacific		1,090	89,162
			176,047
Semiconductors & Semiconductor Equipment – 0.53%
†Amkor Technology		3,120	20,498
†Applied Micro Circuits		1,705	17,050
†Atheros Communications		785	20,685
Intel		15,650	300,949
†IXYS		2,190	20,915
†MEMC Electronic Materials		6,300	75,096
†ON Semiconductor		3,480	25,091
†Semtech		1,050	21,200
			501,484
Software – 1.16%
†Adobe Systems		9,400	245,810
†Intuit		8,800	385,528
†JDA Software Group		940	23,838
†Lawson Software		3,350	28,375
Microsoft		8,140	199,349
†Nuance Communications		2,160	33,782
†Progress Software		670	22,177
Quality Systems		475	31,497
†Radiant Systems		1,275	21,803
†SolarWinds		1,200	20,712
†SS&C Technologies Holdings		1,185	18,723
†Symantec		4,130	62,652
			1,094,246
Specialty Retail – 1.01%
Big 5 Sporting Goods		1,330	17,849
†Citi Trends		625	15,131
†Collective Brands		1,175	18,965
†DSW Class A		875	25,113
Guess		1,640	66,633
†Gymboree		585	24,301
†Jo-Ann Stores		650	28,958
†Jos. A. Bank Clothiers		447	19,047
Lowe's		20,100	448,028
Staples		12,500	261,499
†Ulta Salon Cosmetics & Fragrance		845	24,674
			950,198
Textiles, Apparel & Luxury Goods – 0.55%
†G-III Apparel Group		945	29,654
†Iconix Brand Group		1,530	26,775
Jones Apparel Group		1,305	25,630
NIKE Class B		3,600	288,504
†Perry Ellis International		1,040	22,724
Phillips-Van Heusen		1,610	96,858
†Steven Madden		650	26,689
			516,834
Thrifts & Mortgage Finance – 0.07%
Dime Community Bancshares		2,030	28,115
Flushing Financial		1,525	17,629
Provident Financial Services		1,630	20,147
			65,891
Trading Companies & Distributors – 0.05%
Applied Industrial Technologies		975	29,835
†Titan Machinery		1,210	19,723
			49,558
Wireless Telecommunication Services – 0.41%
†Crown Castle International		8,700	384,105
			384,105
Total U.S. Markets (Cost $23,255,433)			26,629,715

§Developed Markets – 11.71%
Aerospace & Defense – 0.26%
Finmeccanica		20,582	244,547
			244,547
Air Freight & Logistics – 0.25%
Deutsche Post		13,071	238,258
			238,258
Airlines – 0.18%
Singapore Airlines		13,679	169,714
			169,714
Auto Components – 0.14%
Autoliv		2,000	130,660
			130,660
Automobiles – 0.63%
Bayerische Motoren Werke		4,453	312,232
Toyota Motor		7,900	283,762
			595,994
Beverages – 0.21%
Coca-Cola Amatil		17,170	198,836
			198,836
Building Products – 0.40%
Asahi Glass		19,000	193,722
Cie de Saint-Gobain		4,103	182,527
			376,249
Capital Markets – 0.27%
UniCredit		100,840	257,500
			257,500
Chemicals – 0.40%
Agrium		1,760	131,982
Syngenta ADR		4,900	243,971
			375,953
Commercial Banks – 0.97%
Banco Santander		21,306	270,635
Mitsubishi UFJ Financial Group		43,800	204,136
Nordea Bank		19,387	201,942
Standard Chartered		8,306	238,392
			915,105
Communications Equipment – 0.19%
Nokia		17,617	177,014
			177,014
Construction Materials – 0.20%
Lafarge		3,320	190,106
			190,106
Containers & Packaging – 0.24%
Rexam		46,487	224,271
			224,271
Diversified Telecommunication Services – 0.54%
Philippine Long Distance Telephone ADR		600	35,916
Telefonica		10,449	258,772
TELUS		4,888	217,202
			511,890
Electrical Equipment – 0.24%
Alstom		4,433	226,157
			226,157
Electronic Equipment, Instruments & Components – 0.12%
Koninklijke Philips Electronics		3,511	110,358
			110,358
Energy Equipment & Services – 0.05%
†Nabors Industries		2,310	41,719
			41,719
Food & Staples Retailing – 0.25%
Metro		3,574	233,544
			233,544
Food Products – 0.69%
Chaoda Modern Agriculture Holdings		280,000	232,043
Greggs		22,652	169,279
Parmalat		96,870	248,551
			649,873
Hotels, Restaurants & Leisure – 0.06%
Round One		15,800	57,737
			57,737
Household Durables – 0.24%
†Techtronic Industries		234,000	230,113
			230,113
Industrial Conglomerates – 0.03%
Tianjin Development Holdings		36,000	27,839
			27,839
Insurance – 0.28%
Alterra Capital Holdings		975	19,422
Aspen Insurance Holdings		1,350	40,878
AXA		11,797	206,270
			266,570
IT Services – 0.55%
Accenture Class A		1,150	48,864
†CGI Group Class A		31,250	470,465
			519,329
Machinery – 0.24%
†Vallourec		2,325	230,984
			230,984
Media – 0.70%
Publicis Groupe		2,534	120,363
Teleperformance		9,548	272,061
Vivendi		9,649	263,757
			656,181
Metals & Mining – 0.20%
Alumina ADR		4,200	29,400
Anglo American ADR		1,500	29,848
ArcelorMittal		3,924	129,250
			188,498
Multiline Retail – 0.35%
Don Quijote		8,000	198,694
PPR		813	131,623
			330,317
Multi-Utilities – 0.21%
National Grid		23,050	195,717
			195,717
Oil, Gas & Consumable Fuels – 0.63%
CNOOC		154,000	298,517
CNOOC ADR		100	19,430
Noble		1,210	40,886
Total		4,509	232,400
			591,233
Pharmaceuticals – 1.07%
†Eurand		2,400	23,616
Meda Class A		29,469	235,248
Novartis		4,336	248,711
Novo Nordisk ADR		2,800	275,632
Sanofi-Aventis		3,440	229,220
			1,012,427
Real Estate Management & Development – 0.02%
Franshion Properties China		64,000	18,972
			18,972
Software – 0.02%
†Smart Technologies Class A		1,285	17,412
			17,412
Specialty Retail – 0.11%
Esprit Holdings		18,682	101,369
			101,369
Textiles, Apparel & Luxury Goods – 0.22%
Yue Yuen Industrial Holdings		57,000	211,209
			211,209
Trading Companies & Distributors – 0.26%
ITOCHU		27,114	248,189
			248,189
Wireless Telecommunication Services – 0.29%
China Mobile ADR		2,800	143,164
Vodafone Group		53,320	131,592
			274,756
Total Developed Markets (Cost $9,697,104)			11,046,600

XEmerging Markets –7.32%
Automobiles – 0.00%
Oriental Holdings		240	408
			408
Beverages – 0.14%
Fomento Economico Mexicano ADR		900	45,657
Lotte Chilsung Beverage		105	70,906
Tsingtao Brewery Class H		3,305	19,041
			135,604
Chemicals – 0.11%
†Braskem ADR		3,300	67,749
Israel Chemicals		2,300	32,448
			100,197
Commercial Banks – 0.89%
ABSA Group		1,588	30,529
Akbank		5,088	31,129
Banco Bradesco ADR		3,014	61,425
Banco Santander Brasil ADR		8,200	112,914
Bangkok Bank		7,908	40,647
Bank of China Class H		113,000	59,275
China Construction Bank		68,250	59,815
Credicorp		400	45,560
@Hong Leong Bank		10,300	30,396
Industrial & Commercial Bank of China Class H		77,900	58,032
Malayan Banking		24,792	70,673
OTP Bank		847	22,238
@Sberbank		38,748	108,688
Standard Bank Group		3,850	61,311
Turkiye Is Bankasi		6,402	27,219
VTB Bank GDR		3,800	21,869
			841,720
Communications Equipment – 0.03%
†Foxconn International Holdings		35,000	25,712
			25,712
Computers & Peripherals – 0.39%
Asustek Computer		2,000	14,359
HTC		15,750	357,908
			372,267
Construction & Engineering – 0.03%
†Empresas ADR		3,300	32,076
			32,076
Construction Materials – 0.13%
†Cemex ADR		11,100	94,350
Siam Cement NVDR		2,500	27,430
			121,780
Diversified Financial Services – 0.20%
Fubon Financial Holding		38,848	47,875
KB Financial Group ADR		3,278	140,528
			188,403
Diversified Telecommunication Services – 0.31%
Chunghwa Telecom ADR		9,444	211,734
KT ADR		4,100	83,886
			295,620
Electric Utilities – 0.18%
†Centrais Eletricas Brasileiras ADR		8,500	109,225
Light		2,600	33,190
Polska Grupa Energetyczna		3,758	30,385
			172,800
Electronic Equipment Instruments & Components – 0.09%
Hon Hai Precision Industry		13,440	50,615
LG Display ADR		1,700	29,648
			80,263
Food & Staples Retailing – 0.03%
Wal-Mart de Mexico Series V		11,173	28,104
			28,104
Food Products – 0.22%
†Brazil Foods ADR		4,400	68,332
@Cresud ADR		4,500	72,180
Lotte Confectionery		44	51,592
Tingyi Cayman Islands Holding		6,446	17,779
			209,883
Household Durables – 0.14%
LG Electronics		709	59,754
†Turk Sise ve Cam Fabrikalari		38,767	69,145
			128,899
Independent Power Producers & Energy Traders – 0.16%
Datang International Power Generation		76,527	31,957
Huadian Power International		126,000	31,504
Huaneng Power International ADR		3,400	84,184
			147,645
Industrial Conglomerates – 0.05%
Fosun International		57,842	45,997
			45,997
Insurance – 0.18%
Cathay Financial Holding		23,100	35,353
Powszechny Zaklad Ubezpieczen		584	82,382
Samsung Life Insurance		560	51,077
			168,812
Internet Software & Services – 0.52%
†AsiaInfo Holdings		2,400	47,352
MediaTek		1,002	14,099
†Shanda Interactive Entertainment ADR		1,800	70,470
†Sina		900	45,522
†Sohu.com		5,400	311,148
			488,591
IT Services – 0.02%
†Shanda Games ADR		3,800	20,368
			20,368
Machinery – 0.08%
†Hollysys Automation Technologies		3,300	36,927
United Tractors		16,528	37,871
			74,798
Media – 0.10%
†Focus Media Holding ADR		1,900	46,170
Grupo Televisa ADR		2,800	52,976
			99,146
Metals & Mining – 0.75%
†Anglo Platinum		370	35,088
ArcelorMittal South Africa		4,936	58,310
Cia de Minas Buenaventura ADR		1,000	45,180
Impala Platinum Holdings		1,275	32,926
MMC Norilsk Nickel ADR		1,933	32,958
POSCO ADR		600	68,388
Vale ADR		14,000	437,779
			710,629
Oil, Gas & Consumable Fuels – 1.05%
China Petroleum & Chemical ADR		200	17,656
Gazprom ADR		4,500	94,455
LUKOIL ADR		700	39,690
PetroChina ADR		600	69,852
Petroleo Brasileiro SA ADR		6,800	246,636
Petroleo Brasiliero SP ADR		5,800	190,356
Polski Koncern Naftowy Orlen		2,739	37,695
PTT		4,958	48,355
@PTT Exploration & Production		4,000	20,297
#Reliance Industries GDR 144A		1,700	75,820
Rosneft Oil GDR		8,200	54,694
Sasol ADR		1,400	62,706
Tambang Batubara Bukit Asam		14,500	31,599
			989,811
Paper & Forest Products – 0.05%
†Fibria Celulose ADR		2,531	43,760
			43,760
Pharmaceuticals – 0.03%
†Hypermarcas		2,100	32,188
			32,188
Professional Services – 0.05%
Santos Brasil Participacoes		4,000	42,984
			42,984
Real Estate Management & Development – 0.20%
Cyrela Brazil Realty		3,121	43,987
@IRSA Inversiones y Representaciones ADR		1,900	28,101
KLCC Property Holdings		28,900	30,987
Shanghai Forte Land		86,000	25,715
†UEM Land Holdings		85,100	64,506
			193,296
Road & Rail – 0.08%
All America Latina Logistica		3,000	30,573
Guangshen Railway ADR		2,400	44,568
			75,141
Semiconductors & Semiconductor Equipment – 0.37%
Samsung Electronics		239	162,861
Taiwan Semiconductor Manufacturing		26,204	52,072
Taiwan Semiconductor Manufacturing ADR		5,700	57,798
United Microelectronics		165,000	73,245
			345,976
Tobacco – 0.03%
KT&G		397	23,676
			23,676
Wireless Telecommunication Services – 0.71%
America Movil ADR		700	37,331
China Unicom Hong Kong ADR		5,700	82,992
LG Telecom		7,470	48,282
MTN Group		3,292	59,509
SK Telecom ADR		9,700	169,459
Turkcell Iletisim Hizmet ADR		5,000	83,800
Vivo Participacoes ADR		1,600	43,472
Vodacom Group		14,313	142,202
			667,047
Total Emerging Markets (Cost $5,697,221)			6,903,601
Total Common Stock (Cost $38,649,758)			44,579,916

Convertible Preferred Stock – 0.02%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		100	5,613
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		10	11,177
Total Convertible Preferred Stock (Cost $16,110)			16,790

Exchange-Traded Funds – 8.70%
iShares MSCI EAFE Growth Index Fund		77,980	4,420,686
iShares MSCI EAFE Index Fund		49,000	2,691,080
Vanguard Europe Pacific		31,700	1,094,284
Total Exchange-Traded Funds (Cost $7,083,820)			8,206,050

Preferred Stock – 0.17%
Citigroup Capital XX 7.875%		875	22,488
•PNC Financial Services Group 8.25%		125,000	134,023
Total Preferred Stock (Cost $146,858)			156,511

		Principal
		Amount¡
Agency Asset-Backed Securities – 0.00%
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.596% 11/25/32		1,119	999
Total Agency Asset-Backed Securities (Cost $1,120)			999

Agency Collateralized Mortgage Obligations – 0.78%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		10,008	12,260
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		10,128	11,333
Series 2003-26 AT 5.00% 11/25/32		95,000	102,244
Series 2003-122 AJ 4.50% 2/25/28		8,215	8,493
Series 2010-41 PN 4.50% 4/25/40		40,000	42,946
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		17,678	19,937
Series 2004-W11 1A2 6.50% 5/25/44		17,878	20,163
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		8,629	9,994
Series 2326 ZQ 6.50% 6/15/31		40,253	45,436
Series 2557 WE 5.00% 1/15/18		25,000	27,778
Series 2662 MA 4.50% 10/15/31		13,205	13,895
Series 2694 QG 4.50% 1/15/29		30,000	31,352
Series 2872 GC 5.00% 11/15/29		40,000	41,868
Series 3022 MB 5.00% 12/15/28		24,879	25,568
Series 3173 PE 6.00% 4/15/35		95,000	104,907
Series 3337 PB 5.50% 7/15/30		20,000	20,644
Series 3656 PM 5.00% 4/15/40		70,000	76,538
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		18,847	21,274
GNMA Series 2010-113 KE 4.50% 9/20/40		95,000	98,919
Total Agency Collateralized Mortgage Obligations (Cost $705,568)			735,549

Agency Mortgage-Backed Securities – 5.96%
Fannie Mae 6.50% 8/1/17		9,557	10,333
•Fannie Mae ARM
5.065% 3/1/38		12,539	13,352
5.131% 11/1/35		7,764	8,296
5.33% 4/1/36		7,651	8,022
5.915% 8/1/37		23,801	25,592
Fannie Mae Relocation 30 yr 5.00% 11/1/34		16,555	17,334
Fannie Mae S.F. 15 yr
4.00% 7/1/24		123,132	128,717
4.50% 6/1/23		43,548	45,854
5.00% 5/1/21		22,259	23,770
5.50% 4/1/23		25,549	27,517
Fannie Mae S.F. 15 yr TBA
4.00% 10/1/25		400,000	417,500
4.50% 10/1/25		250,000	262,578
5.50% 10/1/25		310,000	333,468
Fannie Mae S.F. 30 yr
5.00% 12/1/36		71,910	76,015
5.00% 12/1/37		9,627	10,142
5.00% 1/1/38		15,279	16,096
5.00% 2/1/38		5,899	6,214
5.50% 4/1/37		86,438	93,520
6.00% 9/7/36		185,704	200,574
6.50% 2/1/36		31,056	34,415
7.50% 6/1/31		13,490	15,403
7.50% 1/15/32		2,971	3,405
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/40		880,000	903,940
4.50% 10/1/40		95,000	98,919
5.00% 10/1/40		880,000	926,201
6.00% 10/1/40		730,000	784,065
•Freddie Mac ARM
3.357% 4/1/34		3,295	3,461
5.677% 7/1/36		8,407	8,871
5.788% 10/1/36		17,769	18,931
Freddie Mac S.F. 15 yr
4.00% 2/1/14		16,646	17,416
5.00% 6/1/18		9,010	9,623
Freddie Mac S.F. 30 yr 7.00% 11/1/33		6,622	7,513
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/40		135,000	141,792
5.50% 10/1/40		250,000	265,156
6.00% 10/1/40		425,000	455,613
6.50% 10/1/40		185,000	201,419
Total Agency Mortgage-Backed Securities (Cost $5,584,152)			5,621,037

Commercial Mortgage-Backed Securities – 1.77%
Banc of America Commercial Mortgage
•Series 2004-3 A5 5.413% 6/10/39		15,000	16,354
•Series 2005-1 A5 5.158% 11/10/42		30,000	32,896
•Series 2005-6 A4 5.19% 9/10/47		110,000	121,103
Series 2006-4 A4 5.634% 7/10/46		10,000	10,825
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		50,000	54,311
•Series 2005-T20 A4A 5.149% 10/12/42		55,000	60,809
•Series 2006-PW12 A4 5.723% 9/11/38		95,000	106,056
Series 2007-PW15 A4 5.331% 2/11/44		25,000	25,724
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		115,000	125,527
Series 2006-C7 A2 5.69% 6/10/46		25,000	25,364
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.547% 2/15/39		15,000	16,213
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33		10,000	10,094
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A3 5.396% 8/10/38		4,359	4,398
Series 2004-GG2 A6 5.396% 8/10/38		20,000	21,816
Series 2005-GG4 A4 4.761% 7/10/39		200,000	210,079
Series 2005-GG4 A4A 4.751% 7/10/39		20,000	21,505
•Series 2006-GG6 A4 5.553% 4/10/38		20,000	21,535
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37		40,000	43,130
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		35,000	36,910
•Series 2005-LDP4 A4 4.918% 10/15/42		35,000	37,712
•Series 2005-LDP5 A4 5.198% 12/15/44		35,000	38,542
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		54,353	57,441
Series 2004-C1 A4 4.568% 1/15/31		60,000	63,736
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.655% 5/12/39		35,000	37,796
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48		8,566	8,609
Morgan Stanley Capital I
•Series 2004-T15 A4 5.27% 6/13/41		115,000	125,369
Series 2007-T27 A4 5.649% 6/11/42		85,000	94,283
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36		75,000	79,368
#OBP Depositor 2010-OBP Series A 144A 4.646% 7/15/45		100,000	108,167
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42		15,000	15,356
Series 2006-C28 A2 5.50% 10/15/48		40,000	41,002
Total Commercial Mortgage-Backed Securities (Cost $1,520,881)			1,672,030

Convertible Bonds – 0.83%
Aerospace & Defense – 0.04%
L-3 Communications Holdings
3.00% exercise price $98.94, expiration date 8/1/35		30,000	30,375
#144A 3.00% exercise price $98.94, expiration date 8/1/35		4,000	4,050
			34,425
Biotechnology – 0.04%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		39,000	38,854
			38,854
Capital Markets – 0.02%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		22,000	22,248
			22,248
Commercial Banks – 0.02%
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11		20,000	20,350
			20,350
Communications Equipment – 0.02%
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25		25,000	22,781
			22,781
Computers & Peripherals – 0.01%
SanDisk 1.00% exercise price $82.35 expiration date 5/15/13		12,000	11,070
			11,070
Diversified Telecommunication Services – 0.01%
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		7,000	7,035
			7,035
Energy Equipment & Services – 0.04%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		24,000	21,780
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		15,000	14,756
			36,536
Health Care Equipment & Supplies – 0.13%
Alere 3.00% exercise price $43.98, expiration date 5/15/16		10,000	9,538
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		52,000	48,360
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13		63,000	63,236
			121,134
Health Care Providers & Services – 0.03%
LifePoint Hospital 3.50% exercise price $51.79, expiration date 5/14/14		26,000	26,000
			26,000
Internet Software & Services – 0.02%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		19,000	20,591
			20,591
IT Services – 0.01%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		10,000	9,813
			9,813
Media – 0.03%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		30,000	25,800
			25,800
Oil, Gas & Consumable Fuels – 0.04%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		52,000	40,235
			40,235
Packaging & Containers – 0.01%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15		13,000	12,805
			12,805
Paper & Forest Products – 0.10%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		63,000	69,221
#Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		21,000	23,730
			92,951
Real Estate Investment Trusts – 0.13%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29		10,000	15,350
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		22,000	24,475
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		25,000	28,031
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		45,000	50,794
			118,650
Semiconductors & Semiconductor Equipment – 0.06%
Intel 2.95% exercise price $30.75, expiration date 12/15/35		20,000	19,875
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27		33,000	33,660
			53,535
Wireless Telecommunication Services – 0.07%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		45,000	40,219
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		15,000	14,625
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		9,000	13,241
			68,085
Total Convertible Bonds (Cost $703,663)			782,898

Corporate Bonds – 22.15%
Aerospace & Defense – 0.26%
#BAE Systems Holdings 144A 4.95% 6/1/14		15,000	16,567
L-3 Communications
4.75% 7/15/20		95,000	99,834
5.875% 1/15/15		15,000	15,413
#Meccanica Holdings 144A 6.25% 7/15/19		100,000	111,095
			242,909
Airlines – 0.04%
#United Air Lines 144A 12.00% 11/1/13		30,000	33,300
			33,300
Auto Components – 0.11%
#Allison Transmission 144A 11.00% 11/1/15		39,000	42,510
America Axle & Manufacturing 7.875% 3/1/17		15,000	14,944
ArvinMeritor 8.125% 9/15/15		45,000	45,787
			103,241
Automobiles – 0.08%
Ford Motor 7.45% 7/16/31		75,000	78,563
			78,563
Beverages – 0.19%
Anheuser-Busch InBev Worldwide 5.00% 4/15/20		70,000	77,280
Coca-Cola Enterprises 3.50% 9/15/20		100,000	99,624
			176,904
Building Products – 0.04%
Ply Gem Industries 13.125% 7/15/14		40,000	40,950
			40,950
Capital Markets – 0.52%
Bank of New York Mellon 4.95% 3/15/15		45,000	50,319
E Trade Financial PIK 12.50% 11/30/17		42,000	48,090
Goldman Sachs Group
3.70% 8/1/15		15,000	15,364
5.375% 3/15/20		163,000	172,123
Jefferies Group
6.25% 1/15/36		35,000	32,233
6.45% 6/8/27		55,000	54,194
Lazard Group
6.85% 6/15/17		27,000	28,953
7.125% 5/15/15		48,000	52,416
Nuveen Investments 10.50% 11/15/15		41,000	40,949
			494,641
Chemicals – 0.65%
CF Industries 7.125% 5/1/20		30,000	32,888
Cytec Industries 8.95% 7/1/17		90,000	113,689
Dow Chemical 8.55% 5/15/19		130,000	164,413
duPont (E.I.) deNemours 3.625% 1/15/21		215,000	218,891
Hexion US Finance/Nova Scotia
8.875% 2/1/18		25,000	24,625
9.75% 11/15/14		27,000	28,215
#MacDermid 144A 9.50% 4/15/17		32,000	33,600
			616,321
Commercial Banks – 1.59%
BB&T 5.25% 11/1/19		152,000	163,909
•BB&T Capital Trust IV 6.82% 6/12/57		50,000	50,188
City National 5.25% 9/15/20		60,000	61,295
JPMorgan Chase Bank
6.00% 10/1/17		250,000	284,188
7.00% 6/28/17	RUB	2,000,000	62,085
PNC Funding
5.125% 2/8/20		70,000	75,922
5.25% 11/15/15		30,000	33,358
5.625% 2/1/17		38,000	41,547
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	73,084
•#Rabobank Nederland 144A 11.00% 12/29/49		110,000	143,423
SVB Financial Group 5.375% 9/15/20		100,000	101,771
•USB Capital IX 6.189% 4/15/49		145,000	115,275
Wachovia 5.25% 8/1/14		225,000	244,781
Zions Bancorporation
5.65% 5/15/14		35,000	34,737
7.75% 9/23/14		15,000	15,907
			1,501,470
Commercial Services & Supplies – 0.58%
Allied Waste North America
6.875% 6/1/17		115,000	127,102
7.125% 5/15/16		70,000	75,074
ARAMARK 8.50% 2/1/15		44,000	45,980
#Brambles USA 144A
3.95% 4/1/15		100,000	103,813
5.35% 4/1/20		30,000	32,203
Casella Waste Systems
9.75% 2/1/13		13,000	13,163
11.00% 7/15/14		25,000	27,500
Corrections Corporation of America 7.75% 6/1/17		21,000	22,680
FTI Consulting 7.75% 10/1/16		6,000	6,270
Global Cash Access/Finance 8.75% 3/15/12		12,000	11,940
Interface
9.50% 2/1/14		8,000	8,310
11.375% 11/1/13		13,000	14,820
International Lease Finance 6.625% 11/15/13		45,000	45,338
Mobile Mini 6.875% 5/1/15		13,000	12,805
			546,998
Consumer Finance – 0.21%
Ford Motor Credit 12.00% 5/15/15		155,000	195,398
			195,398
Containers & Packaging – 0.13%
Intertape Polymer 8.50% 8/1/14		15,000	12,863
#Plastipak Holdings 144A 10.625% 8/15/19		25,000	27,875
Pregis 12.375% 10/15/13		40,000	40,400
Smurfit Kappa Funding 7.75% 4/1/15		20,000	20,300
Solo Cup 8.50% 2/15/14		20,000	17,300
			118,738
Diversified Consumer Services – 0.09%
Yale University 2.90% 10/15/14		80,000	84,774
			84,774
Diversified Financial Services – 1.61%
AMH Holdings 11.25% 3/1/14		15,000	15,750
#Bank Nederlandse Gemeenten 144A 1.75% 10/6/15		70,000	69,638
Bank of America
3.70% 9/1/15		75,000	75,856
5.625% 7/1/20		40,000	42,347
•Bear Stearns 5.16% 12/7/12		140,000	132,643
Capital One Capital V 10.25% 8/15/39		25,000	27,219
City National Capital Trust I 9.625% 2/1/40		90,000	93,725
#Crown Castle Towers 144A 4.883% 8/15/20		270,000	279,494
#ERAC USA Finance 144A 5.25% 10/1/20		190,000	203,334
General Electric Capital
4.375% 9/16/20		30,000	30,171
6.00% 8/7/19		300,000	338,145
Korea Development Bank 8.00% 1/23/14		100,000	117,062
Oesterreichische Kontrollbank 1.75% 10/5/15		50,000	50,138
Rentenbank 6.00% 7/15/14	AUD	42,000	41,039
			1,516,561
Diversified Telecommunication Services – 1.64%
AT&T
6.50% 9/1/37		35,000	40,631
6.70% 11/15/13		45,000	52,141
#144A 5.35% 9/1/40		65,000	65,550
Cincinnati Bell 7.00% 2/15/15		11,000	11,055
#Clearwire Communications/Finance 144A 12.00% 12/1/15		73,000	79,055
Global Crossing 12.00% 9/15/15		35,000	39,725
Hughes Network Systems/Finance 9.50% 4/15/14		30,000	31,200
Level 3 Financing 10.00% 2/1/18		30,000	27,150
PAETEC Holding
8.875% 6/30/17		10,000	10,500
9.50% 7/15/15		25,000	25,625
Qwest 8.375% 5/1/16		200,000	237,500
Telecom Italia Capital
5.25% 10/1/15		200,000	216,065
6.175% 6/18/14		40,000	44,148
Telefonica Emisiones
5.134% 4/27/20		75,000	81,750
6.421% 6/20/16		155,000	181,892
Telesat Canada
11.00% 11/1/15		36,000	40,860
12.50% 11/1/17		11,000	13,035
Verizon Communications 6.40% 2/15/38		245,000	284,345
#Wind Acquisition Finance 144A 11.75% 7/15/17		50,000	56,281
Windstream 8.125% 8/1/13		10,000	10,900
			1,549,408
Electric Utilities – 1.50%
#American Transmission Systems 144A 5.25% 1/15/22		105,000	116,391
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		100,000	118,500
Commonwealth Edison
4.00% 8/1/20		165,000	173,315
5.80% 3/15/18		10,000	11,716
Duke Energy 5.05% 9/15/19		25,000	27,868
Duke Energy Carolinas 5.30% 2/15/40		20,000	21,855
Exelon Generation
4.00% 10/1/20		90,000	90,279
5.75% 10/1/41		40,000	40,272
Florida Power 5.65% 6/15/18		60,000	70,886
Georgia Power 4.75% 9/1/40		20,000	19,800
Illinois Power 9.75% 11/15/18		155,000	207,993
Indiana Michigan Power 7.00% 3/15/19		35,000	43,048
Jersey Central Power & Light 5.625% 5/1/16		25,000	28,369
Mirant North America 7.375% 12/31/13		4,000	4,140
Oncor Electric Delivery
7.00% 9/1/22		30,000	37,766
#144A 5.25% 9/30/40		15,000	15,337
PacifiCorp 5.50% 1/15/19		80,000	94,290
Pennsylvania Electric 5.20% 4/1/20		90,000	98,517
PPL Electric Utilities 7.125% 11/30/13		10,000	11,738
Public Service Company of Oklahoma 5.15% 12/1/19		75,000	82,205
•Puget Sound Energy 6.974% 6/1/67		30,000	28,086
Virginia Electric & Power 3.45% 9/1/22		75,000	75,202
			1,417,573
Electronic Equipment, Instruments & Components – 0.05%
Jabil Circuit 7.75% 7/15/16		10,000	11,013
Sanmina-SCI 8.125% 3/1/16		37,000	38,110
			49,123
Energy Equipment & Services – 0.57%
Complete Production Services 8.00% 12/15/16		31,000	32,085
#Helix Energy Solutions Group 144A 9.50% 1/15/16		43,000	43,753
#Hercules Offshore 144A 10.50% 10/15/17		30,000	25,050
Key Energy Services 8.375% 12/1/14		44,000	46,640
Pride International
6.875% 8/15/20		110,000	120,313
8.50% 6/15/19		15,000	17,475
Transocean 6.50% 11/15/20		85,000	92,745
Weatherford International 9.625% 3/1/19		40,000	52,261
Weatherford International Bermuda
5.125% 9/15/20		40,000	40,971
6.75% 9/15/40		65,000	67,970
			539,263
Food & Staples Retailing – 0.32%
◆#CVS Pass Through Trust 144A 8.353% 7/10/31		142,151	176,656
Ingles Markets 8.875% 5/15/17		18,000	19,485
New Albertsons 7.25% 5/1/13		5,000	5,125
Rite Aid 9.375% 12/15/15		15,000	13,013
Supervalu 8.00% 5/1/16		19,000	19,238
#Tops Markets 144A 10.125% 10/15/15		15,000	16,181
#Woolworths 144A 4.00% 9/22/20		50,000	51,064
			300,762
Food Products – 0.39%
Dean Foods 6.90% 10/15/17		5,000	4,738
#Dole Food 144A 8.00% 10/1/16		25,000	26,281
Kraft Foods 5.375% 2/10/20		215,000	240,613
Smithfield Foods
7.75% 7/1/17		31,000	31,581
#144A 10.00% 7/15/14		10,000	11,550
Tyson Foods 10.50% 3/1/14		15,000	18,131
#Viskase 144A 9.875% 1/15/18		35,000	35,875
			368,769
Gas Utilities – 0.14%
AmeriGas Partners 7.125% 5/20/16		5,000	5,238
Inergy Finance
8.25% 3/1/16		7,000	7,385
8.75% 3/1/15		5,000	5,419
#SEMCO Energy 144A 5.15% 4/21/20		105,000	115,006
			133,048
Health Care Equipment & Supplies – 1.16%
Accellent 10.50% 12/1/13		25,000	25,375
Alere 9.00% 5/15/16		29,000	30,015
Bausch & Lomb 9.875% 11/1/15		20,000	21,375
Baxter International 4.50% 8/15/19		165,000	183,517
Biomet
11.625% 10/15/17		8,000	8,950
PIK 10.375% 10/15/17		15,000	16,725
CareFusion 6.375% 8/1/19		205,000	244,326
Covidien International Finance 4.20% 6/15/20		240,000	256,307
Hospira 6.40% 5/15/15		150,000	174,012
Zimmer Holdings 4.625% 11/30/19		120,000	129,562
			1,090,164
Health Care Providers & Services – 0.34%
Medco Health Solutions
4.125% 9/15/20		90,000	91,319
7.125% 3/15/18		110,000	135,291
#Radnet Management 144A 10.375% 4/1/18		15,000	13,800
Select Medical 7.625% 2/1/15		26,000	25,513
US Oncology Holdings PIK 6.643% 3/15/12		56,000	53,340
			319,263
Hotels, Restaurants & Leisure – 0.31%
#CKE Restaurants 144A 11.375% 7/15/18		30,000	30,900
#Equinox Holdings 144A 9.50% 2/1/16		5,000	5,138
Harrah's Operating 10.00% 12/15/18		30,000	24,113
Landry's Restaurants 11.625% 12/1/15		10,000	10,600
MGM MIRAGE 11.375% 3/1/18		50,000	47,874
Mohegan Tribal Gaming Authority 6.875% 2/15/15		20,000	11,125
NCL 11.75% 11/15/16		5,000	5,625
OSI Restaurant Partners 10.00% 6/15/15		20,000	20,400
Pinnacle Entertainment 8.75% 5/15/20		50,000	49,499
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		17,000	17,829
Royal Caribbean Cruises 6.875% 12/1/13		15,000	15,863
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		43,000	32,250
Wyndham Worldwide 5.75% 2/1/18		20,000	20,093
			291,309
Household Durables – 0.20%
Jarden 7.50% 1/15/20		5,000	5,225
K Hovnanian Enterprises
6.25% 1/15/15		15,000	11,325
7.50% 5/15/16		20,000	13,300
10.625% 10/15/16		25,000	25,156
M/I Homes 6.875% 4/1/12		6,000	6,015
Mohawk Industries 6.825% 1/15/16		11,000	11,509
Norcraft Holdings 9.75% 9/1/12		35,000	32,988
Ryland Group 8.40% 5/15/17		19,000	20,615
#Sealy Mattress 144A 10.875% 4/15/16		6,000	6,825
Standard Pacific 10.75% 9/15/16		25,000	27,375
Yankee Acquisition 9.75% 2/15/17		30,000	31,350
			191,683
Independent Power Producers & Energy Traders – 0.07%
AES
7.75% 3/1/14		2,000	2,150
8.00% 6/1/20		15,000	16,350
#144A 8.75% 5/15/13		1,000	1,018
Dynegy Holdings
7.75% 6/1/19		21,000	14,490
8.375% 5/1/16		10,000	7,850
NRG Energy 7.375% 2/1/16		25,000	25,781
			67,639
Insurance – 0.43%
•Genworth Financial 6.15% 11/15/66		25,000	19,156
MetLife
6.40% 12/15/36		50,000	47,000
6.817% 8/15/18		235,000	283,963
Prudential Financial 3.875% 1/14/15		55,000	57,836
			407,955
Internet Software & Services – 0.23%
GXS Worldwide 9.75% 6/15/15		50,000	50,063
Symantec 4.20% 9/15/20		145,000	145,876
Terremark Worldwide 12.00% 6/15/17		20,000	22,950
			218,889
IT Services – 0.14%
#Seagate Technology International 144A 10.00% 5/1/14		50,000	59,250
SunGard Data Systems 10.25% 8/15/15		44,000	46,530
#Unisys 144A 12.75% 10/15/14		20,000	23,900
			129,680
Life Sciences Tools & Services – 0.68%
Amgen 3.45% 10/1/20		90,000	90,795
Bio-Rad Laboratories 8.00% 9/15/16		9,000	9,810
#Genzyme 144A
3.625% 6/15/15		75,000	79,620
5.00% 6/15/20		260,000	289,665
Life Technologies
4.40% 3/1/15		10,000	10,678
6.00% 3/1/20		145,000	164,558
			645,126
Machinery – 0.09%
Case New Holland 7.75% 9/1/13		25,000	27,281
RBS Global/Rexnord 11.75% 8/1/16		20,000	21,500
Thermadyne Holdings 10.00% 2/1/14		14,000	14,280
#TriMas 144A 9.75% 12/15/17		20,000	21,600
			84,661
Media – 1.97%
Affinion Group 11.50% 10/15/15		20,000	21,225
#Charter Communications Operating 144A 10.875% 9/15/14		40,000	45,500
Clear Channel Communications 10.75% 8/1/16		15,000	11,775
Comcast 5.90% 3/15/16		130,000	150,344
#Cox Communications 144A
6.25% 6/1/18		50,000	57,735
6.45% 12/1/36		5,000	5,503
6.95% 6/1/38		35,000	41,022
CSC Holdings 6.75% 4/15/12		4,000	4,195
DIRECTV Holdings
4.60% 2/15/21		100,000	102,972
7.625% 5/15/16		200,000	223,256
DISH DBS 7.875% 9/1/19		50,000	54,063
Lamar Media 6.625% 8/15/15		24,000	24,578
LIN Television 6.50% 5/15/13		5,000	4,988
#NBC Universal 144A
4.375% 4/1/21		125,000	126,788
5.15% 4/30/20		115,000	124,428
Nielsen Finance
10.00% 8/1/14		31,000	32,744
11.625% 2/1/14		22,000	25,080
Shaw Communication 6.75% 11/9/39	CAD	250,000	256,703
#Sinclair Television Group 144A 9.25% 11/1/17		20,000	21,550
#Sirius XM Radio 144A 9.75% 9/1/15		5,000	5,531
Time Warner Cable 8.25% 4/1/19		180,000	232,767
#Univision Communications 144A 12.00% 7/1/14		25,000	27,469
#Videotron 144A 7.125% 1/15/20	CAD	64,000	63,757
#Vivendi 144A
5.75% 4/4/13		95,000	103,483
6.625% 4/4/18		64,000	74,376
#XM Satellite Radio 144A 13.00% 8/1/13		10,000	11,550
			1,853,382
Metals & Mining – 0.84%
Alcoa 6.15% 8/15/20		70,000	72,103
#Algoma Acqusition 144A 9.875% 6/15/15		30,000	26,888
ArcelorMittal 9.85% 6/1/19		85,000	109,419
Century Aluminum 8.00% 5/15/14		30,250	30,023
Cliffs Natural Resources
4.80% 10/1/20		55,000	55,937
5.90% 3/15/20		30,000	32,996
6.25% 10/1/40		30,000	29,777
Compass Minerals International 8.00% 6/1/19		16,000	16,980
#Essar Steel Algoma 144A 9.375% 3/15/15		5,000	5,050
#FMG Resources August 2006 144A 10.625% 9/1/16		80,000	98,900
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		35,000	39,118
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15		27,508	23,278
Novelis 11.50% 2/15/15		25,000	28,688
Reliance Steel & Aluminum 6.85% 11/15/36		61,000	61,253
Ryerson
•7.841% 11/1/14		7,000	6,554
12.00% 11/1/15		29,000	30,015
Steel Dynamics 7.75% 4/15/16		20,000	20,900
Teck Resources
9.75% 5/15/14		41,000	50,589
10.25% 5/15/16		15,000	18,245
Vale Overseas 6.875% 11/10/39		30,000	34,529
			791,242
Multiline Retail – 0.14%
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		60,000	64,350
Macy's Retail Holdings 5.90% 12/1/16		60,000	64,200
			128,550
Multi-Utilities – 0.10%
CMS Energy
4.25% 9/30/15		25,000	25,341
6.55% 7/17/17		35,000	37,807
8.75% 6/15/19		25,000	29,976
			93,124
Oil, Gas & Consumable Fuels – 2.59%
Anadarko Petroleum 6.375% 9/15/17		80,000	88,281
Antero Resources Finance 9.375% 12/1/17		10,000	10,675
Chesapeake Energy 6.50% 8/15/17		60,000	62,550
Copano Energy 7.75% 6/1/18		14,000	14,210
Ecopetrol 7.625% 7/23/19		30,000	36,450
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		41,000	42,651
•Enbridge Energy 8.05% 10/1/37		50,000	51,034
Energy Transfer Partners 9.70% 3/15/19		110,000	146,156
#ENI 144A 4.15% 10/1/20		100,000	101,538
Enterprise Products Operating
5.20% 9/1/20		95,000	103,071
•7.034% 1/15/68		40,000	39,856
9.75% 1/31/14		60,000	73,533
Forest Oil 7.25% 6/15/19		14,000	14,385
#Hilcorp Energy I 144A 7.75% 11/1/15		19,000	19,285
Holly 9.875% 6/15/17		25,000	26,594
Kinder Morgan Energy Partners
5.30% 9/15/20		60,000	64,787
6.55% 9/15/40		15,000	16,464
9.00% 2/1/19		70,000	91,288
#Linn Energy/Finance 144A 8.625% 4/15/20		15,000	15,975
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		60,000	64,100
6.70% 9/15/19		30,000	32,971
#Murray Energy 144A 10.25% 10/15/15		20,000	20,850
Nexen 7.50% 7/30/39		130,000	160,262
#NFR Energy/Finance 144A 9.75% 2/15/17		20,000	20,100
Noble Energy 8.25% 3/1/19		90,000	117,259
Noble Holding International 4.90% 8/1/20		170,000	183,147
OPTI Canada
7.875% 12/15/14		17,000	12,878
8.25% 12/15/14		19,000	14,535
Petrobras International Finance
5.75% 1/20/20		30,000	33,361
5.875% 3/1/18		15,000	16,743
Petrohawk Energy
7.875% 6/1/15		23,000	24,208
10.50% 8/1/14		6,000	6,825
#Petroleos Mexicanos 144A 6.625% 6/15/35		40,000	43,897
Petroleum Development 12.00% 2/15/18		19,000	21,185
Plains All American Pipeline 8.75% 5/1/19		95,000	120,767
Quicksilver Resources 7.125% 4/1/16		35,000	34,738
Range Resources 8.00% 5/15/19		16,000	17,560
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		25,000	27,342
Regency Energy Partners 8.375% 12/15/13		7,000	7,333
#SandRidge Energy 144A 9.875% 5/15/16		38,000	39,425
Total Capital
2.30% 3/15/16		140,000	140,698
4.45% 6/24/20		20,000	21,930
TransCanada Pipelines
3.80% 10/1/20		55,000	56,325
•6.35% 5/15/67		85,000	79,580
#Woodside Finance 144A
4.50% 11/10/14		50,000	53,705
8.125% 3/1/14		45,000	52,968
			2,443,475
Paper & Forest Products – 0.23%
#Georgia-Pacific 144A 8.25% 5/1/16		10,000	11,163
International Paper 9.375% 5/15/19		160,000	207,891
			219,054
Pharmaceuticals – 0.45%
Abbott Laboratories 4.125% 5/27/20		90,000	98,146
Pfizer 6.20% 3/15/19		125,000	154,169
#Roche Holdings 144A 6.00% 3/1/19		140,000	169,893
			422,208
Real Estate Investment Trusts – 0.37%
Developers Diversified Realty
5.375% 10/15/12		65,000	65,243
7.50% 4/1/17		15,000	15,606
9.625% 3/15/16		20,000	22,337
#Digital Realty Trust 144A 5.875% 2/1/20		30,000	31,951
Host Hotels & Resorts 6.375% 3/15/15		20,000	20,575
Liberty Property 4.75% 10/1/20		30,000	30,272
ProLogis
6.25% 3/15/17		50,000	49,174
7.375% 10/30/19		55,000	55,596
Regency Centers
4.80% 4/15/21		45,000	44,937
5.875% 6/15/17		15,000	16,310
			352,001
Road & Rail – 0.24%
Burlington Northern Santa Fe
3.60% 9/1/20		20,000	20,292
4.70% 10/1/19		115,000	126,541
5.65% 5/1/17		15,000	17,331
Canadian Pacific Railway 4.45% 3/15/23		60,000	61,371
			225,535
Semiconductors & Semiconductor Equipment – 0.11%
National Semiconductor 6.60% 6/15/17		90,000	105,054
			105,054
Specialty Retail – 0.03%
Sally Holdings/Capital 10.50% 11/15/16		25,000	27,500
			27,500
Textiles, Apparel & Luxury Goods – 0.00%
#Invista 144A 9.25% 5/1/12		2,000	2,030
			2,030
Tobacco – 0.04%
Alliance One International 10.00% 7/15/16		30,000	32,625
			32,625
Trading Companies & Distributors – 0.03%
RSC Equipment Rental 10.25% 11/15/19		25,000	26,688
			26,688
Wireless Telecommunication Services – 0.65%
America Movil 5.00% 3/30/20		200,000	216,707
American Tower 5.05% 9/1/20		115,000	118,011
Cricket Communications 9.375% 11/1/14		38,000	39,520
#Digicel 144A 12.00% 4/1/14		100,000	117,000
NII Capital 10.00% 8/15/16		35,000	39,988
Rogers Communications 6.68% 11/4/39	CAD	30,000	32,685
Sprint Capital 8.75% 3/15/32		45,000	47,475
Windstream 7.875% 11/1/17		5,000	5,238
			616,624
Total Corporate Bonds (Cost $19,613,236)			20,894,175

Municipal Bond – 0.04%
Oregon State Taxable Pension 5.892% 6/1/27		35,000	41,017
Total Municipal Bond (Cost $35,000)			41,017

Non-Agency Asset-Backed Securities – 1.62%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.207% 10/6/21		50,000	49,963
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14		30,000	30,312
•#Ally Master Owner Trust Series 2010-1A 144A 2.006% 1/15/15		200,000	204,068
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		105,000	109,023
•Bank of America Credit Card Trust Series 2008-A5 A5 1.456% 12/16/13		85,000	85,679
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		25,000	29,749
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.906% 7/15/13		35,000	34,667
Series 2005-A7 A7 4.75% 10/22/12		50,000	50,120
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		250,000	271,377
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12		408	409
Series 2008-A A4A 4.93% 8/15/14		10,000	10,286
Series 2008-B A3A 4.78% 7/16/12		2,094	2,106
Series 2009-C A3 1.85% 12/16/13		25,000	25,297
Series 2009-C A4 3.00% 8/17/15		60,000	62,843
Series 2010-A A4 2.49% 4/15/30		80,000	82,777
Discover Card Master Trust
Series 2008-A4 A4 5.65% 12/15/15		60,000	67,236
•Series 2010-A2 A2 0.836% 3/15/18		100,000	100,000
•#Ford Credit Floorplan Master Owner Trust Series 2010-1 A 144A 1.906% 12/15/14		100,000	102,066
•#Golden Credit Card Trust Series 2008-3 A 144A 1.256% 7/15/17		100,000	100,563
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12		452	453
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		55,000	56,611
Mid-State Trust Series 11 A1 4.864% 7/15/38		14,497	14,596
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		6,533	6,618
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13		35,000	35,301
Total Non-Agency Asset-Backed Securities (Cost $1,495,925)			1,532,120

Non-Agency Collateralized Mortgage Obligations – 0.37%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		30,534	27,978
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.343% 1/25/36		22,811	19,933
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		25,532	24,066
Series 2005-5 2CB1 6.00% 6/25/35		2,555	2,027
Series 2005-6 7A1 5.50% 7/25/20		4,183	4,070
Series 2005-9 5A1 5.50% 10/25/20		13,860	14,359
•Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33		129	93
ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	75,637
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		26,347	24,659
@Series 2006-17 A5 6.00% 12/25/36		6,792	6,198
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		4,642	4,826
•First Horizon Asset Securities Series 2007-AR2 1A1 5.785% 8/25/37		11,894	9,254
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27		17,895	18,046
Series 2005-RP1 1A3 8.00% 1/25/35		14,975	15,028
Series 2005-RP1 1A4 8.50% 1/25/35		8,043	7,809
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		10,236	9,935
•MASTR ARM Trust Series 2003-6 1A2 3.825% 12/25/33		4,663	4,332
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		22,651	22,864
Series 2005-2 1A4 8.00% 5/25/35		20,262	19,140
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		12,389	12,208
•Structured Asset Securities Series 2002-22H 1A 6.951% 11/25/32		6,221	6,305
Wells Fargo Mortgage Backed Securities Trust Series 2007-13 A7 6.00% 9/25/37		21,170	19,962
Total Non-Agency Collateralized Mortgage Obligations (Cost $340,941)			348,729

Regional Bonds – 0.96%∆
Australia – 0.54%
New South Wales Treasury
2.75% 11/20/25	AUD	53,000	53,214
6.00% 5/1/20	AUD	455,000	454,686
			507,900
Canada – 0.42%
Province of British Columbia Canada 2.85% 6/15/15		50,000	53,231
Province of Nova Scotia Canada 2.375% 7/21/15		165,000	170,013
Province of Ontario Canada
1.875% 9/15/15		45,000	45,389
4.40% 4/14/20		55,000	60,944
Province of Quebec Canada
4.50% 12/1/19	CAD	20,000	20,934
4.60% 5/26/15		40,000	45,362
			395,873
Total Regional Bonds (Cost $838,115)			903,773

«Senior Secured Loans – 0.71%
Allied Security Holdings 6.75% 2/23/15		43,052	43,267
ATI Holdings 7.50% 2/18/16		14,925	14,539
BWAY Holding Tranche B 5.50% 3/28/17		50,160	50,273
Delta Air Lines 8.75% 9/16/13		84,336	85,670
Energy Futures Holdings Tranche B2 3.94% 10/10/14		59,148	46,083
Graham Packaging Tranche C 6.75% 4/5/14		28,341	28,562
ICL Industrial Containers Tranche C 5.50% 6/16/17		4,703	4,713
JohnsonDiversey Tranche B 5.50% 11/24/15		28,198	28,316
New Development Holdings 7.00% 4/21/17		54,863	55,793
Nuveen Investments 2nd Lien Tranche 12.50% 7/9/15		55,000	59,813
PQ 6.82% 7/30/15		55,000	50,958
Rental Service 2nd Lien Tranche 4.04% 10/7/13		80,000	78,474
Rockwood Specialties Group Tranche H 6.00% 5/15/14		37,690	37,871
Smurfit-Stone Container Enterprise 6.75% 1/2/16		29,925	30,126
SunGard Data Systems 6.75% 2/28/14		29,848	30,050
Univision Communications Tranche B 2.57% 9/29/14		29,277	25,795
Total Senior Secured Loans (Cost $647,811)			670,303

Sovereign Bonds – 3.33%∆
Australia – 0.74%
Australian Government
3.00% 9/20/25	AUD	53,000	56,618
4.50% 4/15/20	AUD	394,000	367,242
6.00% 2/15/17	AUD	170,000	174,023
#Kommunalbanken 144A 1.75% 10/5/15		100,000	100,038
			697,921
Brazil – 0.34%
Federal Republic of Brazil
7.125% 1/20/37		60,000	79,200
8.875% 10/14/19		60,000	84,750
11.00% 8/17/40		116,000	161,240
			325,190
Canada – 0.11%
Export Development Canada 3.125% 4/24/14		100,000	107,315
			107,315
Colombia – 0.08%
Republic of Columbia
7.75% 4/14/21	COP	36,000,000	23,543
10.375% 1/28/33		30,000	48,300
			71,843
Indonesia – 0.33%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	820,000,000	110,275
11.00% 11/15/20	IDR	550,000,000	76,431
12.80% 6/15/21	IDR	800,000,000	122,992
			309,698
Japan – 0.11%
Japan Finance 1.875% 9/24/15		100,000	100,997
			100,997
Norway – 1.00%
Eksportfinans
3.00% 11/17/14		65,000	68,603
5.50% 5/25/16		160,000	187,093
Norwegian Government
4.25% 5/19/17	NOK	980,000	180,492
4.50% 5/22/19	NOK	1,455,000	273,595
5.00% 5/15/15	NOK	1,311,000	246,153
			955,936
Panama – 0.07%
Panama Government 7.25% 3/15/15		55,000	66,000
			66,000
Peru – 0.07%
Republic of Peru 7.125% 3/30/19		50,000	62,875
			62,875
Poland – 0.07%
Republic of Poland 6.375% 7/15/19		55,000	65,074
			65,074
Republic of Korea – 0.06%
@Inflation Linked Korea Treasury Bond 2.75% 6/10/20	KRW	54,468,313	52,159
			52,159
Russia – 0.21%
Russian-Eurobond 7.50% 3/31/30		165,600	198,174
			198,174
Sweden – 0.09%
Svensk Exportkredit 3.25% 9/16/14		80,000	85,368
			85,368
Turkey – 0.05%
Republic of Turkey 6.875% 3/17/36		39,000	45,533
			45,533
Total Sovereign Bonds (Cost $2,947,472)			3,144,083

Supranational Banks – 0.75%
Asian Development Bank 6.00% 1/20/15	AUD	60,000	59,215
European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	1,000,000	32,771
European Investment Bank 9.00% 12/21/18	ZAR	700,000	106,268
Inter-American Development Bank 4.25% 9/14/15		35,000	39,563
International Bank for Reconstruction & Development
2.375% 5/26/15		35,000	36,673
3.375% 4/30/15	NOK	260,000	44,722
3.625% 6/22/20	NOK	270,000	46,304
5.375% 12/15/14	NZD	151,000	115,678
5.75% 10/21/19	AUD	229,000	223,365
Total Supranational Banks (Cost $634,570)			704,559

U.S. Treasury Obligations – 1.19%
U.S. Treasury Bond 4.375% 5/15/40		90,000	101,096
U.S. Treasury Notes
1.25% 8/31/15		285,000	284,956
1.25% 9/30/15		310,000	309,564
∞2.625% 8/15/20		420,000	424,003
Total U.S. Treasury Obligations (Cost $1,104,685)			1,119,619

≠Discounted Commercial Paper – 7.80%
Societe Generale North America 0.152% 10/1/10		7,360,000	7,360,000
Total Discounted Commercial Paper Commercial Paper (Cost $7,360,000)			7,360,000

Total Value of Securities – 104.40%
(Cost $89,429,685)			98,490,158
Liabilities Net of Receivables and Other Assets (See Notes) – (4.40%)			(4,147,541)
Net Assets Applicable to 7,109,196 Shares Outstanding – 100.00%			$94,342,617

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR– Indonesian Rupiah
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
†Non income producing security.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $371,000, which represented 0.39% of the Fund’s net assets. See Note 4 in “Notes.”
∆Securities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $5,731,131, which represented 6.07% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risks.
∞Fully or partially pledged as collateral for financial futures contracts.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2010.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0% of the Fund's net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
BCLY – Barclays
BOA – Bank of America Securities
CITI – Citibank
CMB – Chase Manhattan Bank
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSC – Goldman Sachs & Co.
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HKSB – Hong Kong Shanghai Bank
MASTR – Mortgage Asset Securitization Transaction, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley & Co.
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
Yr – Year

1The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts
			Unrealized
	Appreciation
Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BCLY	CAD (48,165)	USD 46,622	10/29/10	$ (160)
BCLY	GBP (77,512)	USD 120,000	10/29/10	(1,741)
BOA	AUD (282,897)	USD 258,616	10/29/10	(13,863)
BOA	CAD (174,586)	USD 168,428	10/29/10	(1,144)
BOA	EUR (47,398)	USD 60,318	10/29/10	(4,289)
BOA	MXN 720,350	USD (55,172)	10/29/10	1,859
BOA	NOK (2,130,159)	USD 343,166	10/29/10	(18,568)
CITI	GBP (51,657)	USD 80,000	10/29/10	(1,133)
CITI	NOK (62,868)	USD 10,164	10/29/10	(512)
CMB	BRL 338,327	USD (194,496)	10/29/10	4,025
CMB	CLP 68,598,750	USD (137,610)	10/29/10	4,481
CMB	EUR (46,836)	USD 59,716	10/29/10	(4,124)
CMB	MYR 642,912	USD (206,459)	10/29/10	1,383
CMB	NZD (51,694)	USD 37,272	10/29/10	(582)
CMB	TRY 45,177	USD (29,605)	10/28/10	1,475
GSC	CAD (49,758)	USD 47,937	10/29/10	(392)
GSC	NOK (2,397,908)	USD 387,478	10/29/10	(19,724)
HKSB	AUD (515,741)	USD 471,114	10/29/10	(25,633)
HKSB	EUR (46,072)	USD 58,695	10/29/10	(4,104)
HKSB	NOK (991,660)	USD 159,941	10/29/10	(8,458)
MNB	EUR 18,977	USD (25,889)	10/1/10	(16)
MNB	GBP (856)	USD 1,350	10/1/10	5
MSC	AUD (138,898)	USD 127,020	10/29/10	(6,762)
MSC	CAD (80,274)	USD 77,410	10/29/10	(559)
MSC	EUR (38,659)	USD 49,286	10/29/10	(3,408)
MSC	KRW 59,310,000	USD (50,584)	10/29/10	1,369
MSC	MXN 318,748	USD (24,488)	10/29/10	747
MSC	MYR (370,581)	USD 118,990	10/29/10	(812)
MSC	NOK 19,868	USD (3,206)	10/29/10	168
MSC	TRY 45,282	USD (29,703)	10/28/10	1,449
				$(99,023)

Futures Contracts
				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
14 U.S. Treasury 5 yr Notes	$1,688,548	$1,692,141	12/31/10	$3,593
1 Long Gilt Future	190,940	195,301	12/29/10	4,361
		$1,879,488		$7,954

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Moderate Allocation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$89,630,771
Aggregate unrealized appreciation	$10,382,374
Aggregate unrealized depreciation	(1,522,987)
Net unrealized appreciation	$ 8,859,387

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $12,264,986 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $9,576,012 expires in 2010; $473,349 expires in 2011; and $2,215,625 expires in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$9,610,983	$ 299,481	$ 9,910,464
Common Stock	44,550,068	29,848	-	44,579,916
Corporate Debt	-	22,300,409	63,757	22,364,166
Foreign Debt	-	4,700,256	52,159	4,752,415
Investment Companies	8,206,050	-	-	8,206,050
Municipal Bonds	-	41,017	-	41,017
U.S. Treasury Obligations	-	1,119,619	-	1,119,619
Short-Term	-	7,360,000	-	7,360,000
Other	-	156,511	-	156,511
Total	$52,756,118	$45,318,643	$415,397	$98,490,158

Foreign Currency Exchange Contracts	$-	$(99,023)	$-	$(99,023)
Futures Contract	$7,954	$-	$-	7,954

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed &
		Mortgage-
		Backed	Corporate	Foreign
	Total	Securities	Debt	Debt
Balance as of 12/31/09	$ 337,852	$ 149,053	$ -	$ 188,799

Purchases	312,401	198,295	62,603	51,503

Sale	(82,408)	-	-	(82,408)

Net realized gain	1,955	-	-	1,955

Transfers out of Level 3	(144,252)	(50,000)	-	(94,252)

Net change in
Unrealized appreciation/deprecation	(10,151)	2,133	1,154	(13,438)

Balance as of 9/30/10	$ 415,397	$299,481	$63,757	$52,159

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$3,831	$2,323	$1,154	$354

During the period ended September 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $144,252 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Fair values of derivative instruments as of September 30, 2010 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value
Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$ 6,657	Liabilities net of receivables and other assets	$(105,680)
Interest rate contracts (Futures)	Receivables and other assets net of liabilities	7,954	Liabilities net of receivables and other assets	-

Total		$ 14,611		$(105,680)

The effect of derivative instruments on the statement of operations for the period ended September 30, 2010 was as follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income

Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currency contracts/unrealized appreciation/deprecation of investments and foreign currency contracts	$ (121,344)	$(81,892)
Interest rate contracts (Futures)	Net realized gain on futures contracts/unrealized appreciation/deprecation of investments and futures	66,781	43,162

Total		$ (54,563)	$(38,730)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Social Awareness Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock–99.33%
Air Freight & Logistics–1.42%
FedEx	105,300	$9,003,150
		9,003,150
Airlines–0.81%
†Alaska Air Group	100,700	5,138,721
		5,138,721
Auto Components–0.53%
†Borg Warner	63,400	3,336,108
		3,336,108
Beverages–0.94%
PepsiCo	89,500	5,946,380
		5,946,380
Biotechnology–3.36%
†Amgen	153,100	8,437,341
†Celgene	60,700	3,496,927
†Gilead Sciences	180,300	6,420,483
†Vertex Pharmaceuticals	82,800	2,862,396
		21,217,147
Capital Markets–1.26%
Bank of New York Mellon	303,840	7,939,339
		7,939,339
Commercial Banks–2.29%
TCF Financial	229,800	3,720,462
Wells Fargo	427,400	10,740,562
		14,461,024
Communications Equipment–4.37%
†Cisco Systems	731,200	16,013,280
QUALCOMM	256,500	11,573,280
		27,586,560
Computers & Peripherals–8.11%
†Apple	88,600	25,140,250
†EMC	593,300	12,049,923
Hewlett-Packard	333,900	14,047,173
		51,237,346
Construction & Engineering–1.13%
Granite Construction	132,700	3,017,598
†Quanta Services	216,100	4,123,188
		7,140,786
Consumer Finance–1.69%
American Express	106,100	4,459,383
Capital One Financial	157,350	6,223,193
		10,682,576
Containers & Packaging–1.79%
†Owens-Illinois	294,500	8,263,670
Temple-Inland	163,400	3,049,044
		11,312,714
Diversified Financial Services–3.06%
Bank of America	988,600	12,960,546
†IntercontinentalExchange	60,800	6,366,976
		19,327,522
Diversified Telecommunications Services–2.54%
AT&T	279,300	7,987,980
Qwest Communications International	1,286,800	8,068,236
		16,056,216
Electrical Equipment–2.54%
†First Solar	29,600	4,361,560
Roper Industries	179,700	11,712,846
		16,074,406
Energy Equipment & Services–4.40%
†Nabors Industries	482,400	8,712,144
National Oilwell Varco	301,600	13,412,152
Noble	167,300	5,653,067
		27,777,363
Food & Staples Retailing–1.69%
CVS Caremark	339,900	10,696,653
		10,696,653
Food Products–2.82%
General Mills	266,500	9,737,910
Heinz (H.J.)	169,900	8,048,163
		17,786,073
Gas Utilities–0.71%
EQT	124,300	4,482,258
		4,482,258
Health Care Equipment & Supplies–2.73%
Bard (C.R.)	69,100	5,626,813
Baxter International	151,300	7,218,523
†Gen-Probe	90,600	4,390,476
		17,235,812
Health Care Providers & Services–3.61%
†Express Scripts	195,800	9,535,460
UnitedHealth Group	377,200	13,243,492
		22,778,952
Hotels, Restaurants & Leisure–1.64%
Starbucks	404,100	10,336,878
		10,336,878
Household Durables–1.34%
Jarden	271,000	8,436,230
		8,436,230
Household Products–1.12%
Clorox	106,200	7,089,912
		7,089,912
Insurance–4.31%
AFLAC	182,100	9,416,391
Prudential Financial	209,300	11,339,874
Travelers	124,600	6,491,660
		27,247,925
Internet & Catalog Retail–0.56%
Expedia	125,700	3,545,997
		3,545,997
Internet Software & Services–2.66%
†Google Class A	31,900	16,772,701
		16,772,701
IT Services–0.98%
Accenture Class A	145,300	6,173,797
		6,173,797
Life Sciences Tools & Services–2.42%
†Mettler-Toledo International	78,100	9,718,764
†Thermo Fisher Scientific	115,800	5,544,504
		15,263,268
Machinery–4.09%
Cummins	38,900	3,523,562
Deere	109,000	7,606,020
ESCO Technologies	102,300	3,402,498
Lincoln Electric Holdings	195,784	11,320,231
		25,852,311
Media–3.40%
Meredith	112,100	3,734,051
Time Warner Cable	158,700	8,568,213
Viacom Class B	254,160	9,198,050
		21,500,314
Metals & Mining–2.36%
Alcoa	692,000	8,380,120
United States Steel	148,900	6,527,776
		14,907,896
Multiline Retail–3.72%
†Kohl's	169,500	8,929,260
Macy's	242,800	5,606,252
Nordstrom	240,400	8,942,880
		23,478,392
Oil, Gas & Consumable Fuels–2.40%
EOG Resources	114,400	10,635,768
Marathon Oil	136,900	4,531,390
		15,167,158
Pharmaceuticals–4.79%
Abbott Laboratories	288,000	15,045,120
Allergan	228,200	15,182,146
		30,227,266
Professional Services–0.88%
Manpower	91,300	4,765,860
Towers Watson Class A	16,200	796,716
		5,562,576
Real Estate Investment Trusts–0.70%
Host Hotels & Resorts	304,892	4,414,836
		4,414,836
Road & Rail–1.33%
Union Pacific	102,400	8,376,320
		8,376,320
Semiconductors & Semiconductor Equipment–1.87%
Intel	613,900	11,805,297
		11,805,297
Software–3.77%
Microsoft	822,500	20,143,025
†Symantec	242,600	3,680,242
		23,823,267
Specialty Retail–1.13%
Guess	175,500	7,130,565
		7,130,565
Textiles, Apparel & Luxury Goods–2.06%
Phillips-Van Heusen	216,000	12,994,560
		12,994,560
Total Common Stock (cost $481,797,536)		627,324,572
	Principal
	Amount (U.S.$)
≠Discount Note–0.40%
Fannie Mae 0.04% 10/1/10	$2,520,000	2,520,000
Total Discount Note (cost $2,520,000)		2,520,000
	Number of
	Shares
Short-Term Investment–0.27%
Money Market Mutual Fund–0.27%
Dreyfus Treasury & Agency Cash Management Fund	1,711,006	1,711,006
Total Short-Term Investment (Cost $1,711,006)		1,711,006

Total Value of Securities–100.00%
(Cost $486,028,542)		631,555,578
Liabilities Net of Receivables and Other Assets (See Notes)–0.00%		(28,197)
Net Assets Applicable to 22,688,603 Shares Outstanding–100.00%		$631,527,381

†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

_______________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$488,407,546
Aggregate unrealized appreciation	$163,031,463
Aggregate unrealized depreciation	(19,883,431)
Net unrealized appreciation	$143,148,032

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $48,685,361 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$627,324,572	$-	$627,324,572
Short-Term	1,711,006	2,520,000	4,231,006
Total	$629,035,578	$2,520,000	$631,555,578

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Money Market Fund

September 30, 2010

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Obligation – 2.84%
Federal Home Loan Bank 0.50% 10/19/10	$27,000,000	$26,999,789
Total Agency Obligation (Cost $26,999,789)		26,999,789

Certificates of Deposit – 16.26%
Abbey National Treasury Service 0.26% 10/12/10	25,000,000	25,000,000
Bank of Montreal Chicago 0.20% 10/1/10	45,000,000	45,000,000
Bank of Nova Scotia Housing
0.245% 10/15/10	25,000,000	25,000,000
0.25% 11/23/10	20,000,000	20,000,000
•Barclays Bank 0.409% 2/1/11	7,500,000	7,500,000
•Rabobank Nederland New York 0.347% 9/13/11	20,000,000	20,000,000
•Toronto Dominion Bank New York 0.307% 5/19/11	12,250,000	12,250,000
Total Certificates of Deposit (Cost $154,750,000)		154,750,000

Commercial Paper – 72.10%
Colleges & Universities – 19.66%
≠Brown University 0.29% 12/14/10	8,850,000	8,844,724
Connecticut Health & Education Facilities Authority (Yale University Series) 0.24% 10/5/10	7,380,000	7,380,000
≠Cornell University
0.26% 12/2/10	8,050,000	8,046,395
0.27% 12/1/10	4,000,000	3,998,170
0.29% 10/7/10	6,500,000	6,499,686
0.30% 1/25/11	10,000,000	9,990,333
≠Dartmouth College 0.26% 10/6/10	4,250,000	4,249,847
Emory University
0.27% 12/8/10	7,750,000	7,750,000
0.28% 10/12/10	10,000,000	10,000,000
Massachusetts Health & Education Facilities Authority (Harvard University)
0.24% 10/5/10	33,500,000	33,500,000
0.25% 10/5/10	8,627,000	8,627,000
≠University Of Chicago
0.22% 11/3/10	6,250,000	6,248,740
0.22% 11/16/10	12,500,000	12,496,486
0.33% 10/4/10	15,350,000	15,349,578
≠Vanderbilt University 0.401% 1/11/11	31,950,000	31,913,790
≠Yale University 0.23% 11/2/10	12,200,000	12,197,506
		187,092,255
Commercial Banks – 22.56%
≠Commonwealth Bank Australia 0.24% 12/13/10	10,000,000	9,995,133
≠Danske
0.40% 10/4/10	25,000,000	24,999,167
0.441% 12/17/10	15,000,000	14,985,883
≠Deutsche Bank Financial 0.16% 10/1/10	40,000,000	39,999,999
≠Eksportfinans
0.19% 10/5/10	10,750,000	10,749,773
0.25% 11/10/10	4,000,000	3,998,889
HSBC USA
0.20% 10/1/10	10,000,000	10,000,000
≠0.22% 10/12/10	20,000,000	19,998,656
≠National Australian Funding 0.466% 1/3/11	20,000,000	19,975,717
≠Nordea North America 0.22% 11/9/10	20,000,000	19,995,233
≠Skandinav Enskilda Bank 0.31% 11/17/10	25,000,000	24,989,882
≠Westpac Securities New Zealand 0.531% 10/12/10	15,000,000	14,997,571
		214,685,903
Diversified Financial Services – 11.69%
≠Allianz Finance 0.23% 11/8/10	25,000,000	24,993,931
≠American Honda Finance 0.30% 11/17/10	10,000,000	9,996,083
≠Toyota Motor Credit
0.30% 10/25/10	4,000,000	3,999,200
0.30% 10/26/10	15,250,000	15,246,823
0.40% 10/8/10	17,010,000	17,008,677
UBS Finance Delaware 0.19% 10/1/10	40,000,000	40,000,000
		111,244,714
Food & Staples Retailing – 2.31%
≠Wal-Mart Stores 0.22% 11/1/10	21,955,000	21,950,841
		21,950,841
Gas Utilities – 4.20%
Northern Illinois Gas 0.18% 10/1/10	40,000,000	40,000,000
		40,000,000
Health Care Equipment & Supplies – 1.58%
≠Medtronic 0.22% 11/17/10	15,000,000	14,995,692
		14,995,692
Health Care Providers & Services – 2.25%
Catholic Health Initiatives
0.28% 11/16/10	11,400,000	11,400,000
0.30% 10/26/10	10,000,000	10,000,000
		21,400,000
Multi-Utilities – 1.55%
Los Angeles California Water & Power Resources 0.28% 11/2/10	14,750,000	14,750,000
		14,750,000
Oil, Gas & Consumable Fuels – 6.30%
Cargill 0.20% 10/1/10	25,000,000	25,000,000
≠Koch Resources
0.22% 10/4/10	20,000,000	19,999,633
0.24% 10/26/10	15,000,000	14,997,500
		59,997,133
Total Commercial Paper (Cost $686,116,538)		686,116,538
Corporate Bonds – 2.31%
Diversified Financial Services – 2.26%
Bank of America
4.25% 10/1/10	500,000	500,000
7.40% 1/15/11	2,265,000	2,307,384
Countrywide Home Loans 4.00% 3/22/11	350,000	355,249
Goldman Sachs Group 6.875% 1/15/11	5,156,000	5,250,080
JPMorgan Chase 6.75% 2/1/11	5,000,000	5,094,425
National City Bank Cleveland 6.30% 2/15/11	2,400,000	2,451,417
National City Bank Kentucky 6.25% 3/15/11	2,300,000	2,354,842
PNC Funding 5.125% 12/14/10	750,000	756,808
Wells Fargo Bank
4.875% 1/12/11	470,000	475,487
6.375% 8/1/11	1,885,000	1,967,305
		21,512,997
Pharmaceuticals – 0.05%
American Home Products 6.95% 3/15/11	520,000	535,039
		535,039
Total Corporate Bonds (Cost $22,048,036)		22,048,036
Municipal Bonds – 6.78%
•Variable Demand Notes – 6.78%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Program)
Series A-8 0.30% 9/1/35 (LOC - Bank of America N.A.)	7,270,000	7,270,000
Delaware River Port Authority Pennsylvania & New Jersey Revenue Refunding Series C
0.25% 1/1/26 (LOC - PNC Bank N.A.)	10,250,000	10,250,000
Hanover County, Virginia Economic Development Authority Revenue (Bon Secours Health)
Series D-2 0.28% 11/1/25 (LOC – U.S. Bank N.A.)	6,000,000	6,000,000
Harrisonburg, Virginia Redevelopment & Housing Authority Multi-Family Housing Revenue
Refunding (Amberton Apartments) Series A 0.39% 5/1/26 (LOC - Bank of America N.A.)	7,000,000	7,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue
(Pooled Loan Program) Series B 0.26% 4/1/35 (LOC - JP Morgan Chase Bank)	12,600,000	12,600,000
Massachusetts State Port Authority Revenue Refunding
Series D 0.27% 7/1/29 (LOC - Bank of America N.A.) (AMT)		9,500,000
9,500,000
New York, New York City Health & Hospital Revenue Health System Series E
0.25% 2/15/26 (LOC - JP Morgan Chase Bank)	11,890,000	11,890,000
Total Municipal Bonds (Cost $64,510,000)		64,510,000

Total Value of Securities – 100.29%
(Cost $954,424,363) ©		954,424,363
Liabilities Net of Receivables and Other Assets (See Notes) – (0.29%)		(2,763,881)
Net Assets Applicable to 95,166,136 Shares Outstanding – 100.00%		$951,660,482

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
©Also the cost for federal income tax purposes.

AMT – Alternative Minimum Tax
LOC – Letter of Credit

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Money Market Fund (Fund).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 2
Agency Obligations	$26,999,789
Corporate Debt	22,048,036
Municipal Bonds	64,510,000
Short-Term	840,866,538
Total	$954,424,363

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 55.61% of net assets at September 30, 2010. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Conservative Allocation Fund

September 30, 2010

		Number of	Value
		Shares	(U.S. $)
Common Stock–31.88%
U.S. Markets–18.87%
Aerospace & Defense–0.41%
Ducommun		2,100	$45,738
†Esterline Technologies		1,410	80,694
Honeywell International		5,550	243,867
Lockheed Martin		1,100	78,408
Northrop Grumman		11,000	666,930
Rockwell Collins		1,900	110,675
United Technologies		5,200	370,396
			1,596,708
Air Freight & Logistics–0.21%
Expeditors International of Washington		15,600	721,189
†Hub Group Class A		2,790	81,635
			802,824
Airlines–0.06%
†Alaska Air Group		4,490	229,125
			229,125
Auto Components–0.03%
Cooper Tire & Rubber		2,910	57,123
†Tenneco Automotive		2,580	74,743
			131,866
Automobiles–0.04%
†Ford Motor		12,000	146,880
			146,880
Beverages–0.12%
Coca-Cola		1,500	87,780
PepsiCo		5,500	365,420
			453,200
Biotechnology–0.25%
†Acorda Therapeutics		1,350	44,577
†Alkermes		4,590	67,244
†Amgen		4,650	256,261
†Celera		6,140	41,384
†Celgene		2,150	123,862
†Gilead Sciences		5,233	186,346
†Martek Biosciences		2,040	46,165
†ONYX Pharmaceuticals		2,650	69,907
†Regeneron Pharmaceuticals		2,690	73,706
†Vertex Pharmaceuticals		2,150	74,326
			983,778
Building Products–0.03%
AAON		2,180	51,274
†Gibraltar Industries		5,510	49,480
			100,754
Capital Markets–0.41%
Apollo Investment		6,380	65,267
Bank of New York Mellon		52,338	1,367,592
GFI Group		9,270	43,013
†optionsXpress Holdings		4,120	63,283
†Piper Jaffray		1,660	48,356
			1,587,511
Chemicals–0.27%
Dow Chemical		7,150	196,339
duPont (E.I.) deNemours		15,478	690,627
Koppers Holdings		2,510	67,444
†Rockwood Holdings		2,040	64,199
Schulman (A.)		2,450	49,368
			1,067,977
Commercial Banks–0.23%
Boston Private Financial Holdings		8,900	58,206
City Holding		1,710	52,446
@Independent Bank		1,800	40,536
Park National		740	47,390
Prosperity Bancshares		1,960	63,641
TCF Financial		5,500	89,045
†Texas Capital Bancshares		3,070	53,019
Trustmark		2,870	62,394
Webster Financial		2,960	51,978
Wells Fargo		14,400	361,872
			880,527
Commercial Services & Supplies–0.28%
†GeoEye		1,250	50,600
McGrath RentCorp		1,320	31,614
†Metalico		13,410	51,360
†Mobile Mini		3,344	51,297
Republic Services		4,200	128,058
†Tetra Tech		2,320	48,650
†United Stationers		1,410	75,449
US Ecology		2,850	45,600
Waste Management		17,500	625,451
			1,108,079
Communications Equipment–0.80%
†Arris Group		4,580	44,747
†Cisco Systems		19,200	420,480
†LogMeIn		780	28,064
†Motorola		74,900	638,897
†NETGEAR		2,790	75,358
Plantronics		1,890	63,844
†Polycom		12,100	330,088
QUALCOMM		30,542	1,378,056
†Tekelec		4,670	60,523
†ViaSat		1,520	62,487
			3,102,544
Computers & Peripherals–1.14%
†Apple		7,219	2,048,391
†EMC		14,300	290,433
Hewlett-Packard		9,200	387,044
International Business Machines		5,700	764,598
†NetApp		4,400	219,076
†Synaptics		1,920	54,029
†Teradata		17,600	678,656
			4,442,227
Construction & Engineering–0.10%
Fluor		3,150	156,020
Granite Construction		1,260	28,652
†MYR Group		3,290	53,923
†Tutor Perini		2,160	43,394
†URS		2,600	98,748
			380,737
Consumer Finance – 0.06%
American Express		3,000	126,090
Capital One Financial		3,100	122,605
			248,695
Containers & Packaging–0.10%
†Owens-Illinois		5,250	147,315
Rock-Tenn Class A		1,430	71,228
Silgan Holdings		1,860	58,962
Temple-Inland		5,750	107,295
			384,800
Diversified Consumer Services–0.16%
†Apollo Group Class A		11,100	569,985
†Lincoln Educational Services		2,595	37,394
			607,379
Diversified Financial Services–0.59%
Bank of America		28,750	376,913
CME Group		2,550	664,148
†IntercontinentalExchange		8,200	858,703
JPMorgan Chase		10,550	401,639
			2,301,403
Diversified Telecommunication Services–0.49%
Alaska Communications Systems Group		4,560	46,284
AT&T		32,550	930,930
Atlantic Tele-Network		680	33,483
NTELOS Holdings		3,030	51,268
Qwest Communications International		24,900	156,123
Verizon Communications		21,160	689,604
			1,907,692
Electric Utilities–0.44%
American Electric Power		7,500	271,725
Cleco		1,980	58,648
Edison International		18,700	643,093
Progress Energy		14,700	652,973
UIL Holdings		1,460	41,114
Unitil		1,800	39,510
			1,707,063
Electrical Equipment–0.05%
Acuity Brands		1,710	75,650
Roper Industries		1,750	114,065
			189,715
Electronic Equipment Instruments & Components–0.06%
†Anixter International		1,250	67,488
†FARO Technologies		2,950	64,340
†IPG Photonics		2,340	56,488
†Rofin-Sinar Technologies		2,300	58,374
			246,690
Energy Equipment & Services–0.36%
†Bristow Group		1,700	61,336
†Key Energy Services		6,040	57,440
Lufkin Industries		2,320	101,848
National Oilwell Varco		17,700	787,119
†Pioneer Drilling		7,830	49,955
Schlumberger		4,850	298,809
†Willbros Group		4,600	42,182
			1,398,689
Food & Staples Retailing–0.55%
Casey's General Stores		1,650	68,888
CVS Caremark		25,892	814,821
Safeway		24,100	509,956
†Susser Holdings		6,220	87,080
Walgreen		16,700	559,450
Wal-Mart Stores		2,100	112,392
			2,152,587
Food Products–0.53%
Archer-Daniels-Midland		29,400	938,448
Bunge		7,800	461,448
J&J Snack Foods		1,400	58,702
Kraft Foods Class A		19,300	595,598
			2,054,196
Gas Utilities–0.02%
EQT		2,000	72,120
			72,120
Health Care Equipment & Supplies–0.30%
†Align Technology		4,450	87,131
Baxter International		12,900	615,458
†Conmed		3,420	76,642
†CryoLife		5,910	35,874
†Gen-Probe		2,500	121,150
†Merit Medical Systems		3,710	58,952
†Quidel		4,040	44,400
†SonoSite		2,170	72,717
West Pharmaceutical Services		1,620	55,582
			1,167,906
Health Care Providers & Services–0.80%
†Air Methods		1,000	41,580
†Alliance HealthCare Services		17,460	79,967
†AMN Healthcare Services		7,220	37,111
Cardinal Health		17,000	561,680
†Catalyst Health Solutions		1,750	61,618
†Express Scripts		4,850	236,195
†Medco Health Solutions		21,400	1,114,083
†PharMerica		2,160	20,585
Quest Diagnostics		10,800	545,076
†Sun Healthcare Group		7,090	60,052
UnitedHealth Group		10,107	354,857
			3,112,804
Hotels, Restaurants & Leisure–0.25%
†AFC Enterprises		5,500	68,200
†Bally Technologies		1,740	60,813
†Buffalo Wild Wings		1,620	77,582
†CEC Entertainment		1,240	42,569
†Jack in the Box		2,080	44,595
McDonald's		4,850	361,373
†Shuffle Master		6,120	51,469
Starbucks		7,000	179,060
†WMS Industries		2,850	108,500
			994,161
Household Durables–0.05%
Jarden		6,050	188,337
			188,337
Household Products–0.54%
Colgate-Palmolive		3,600	276,696
Kimberly-Clark		11,450	744,823
Procter & Gamble		17,867	1,071,483
			2,093,002
Independent Power Producers & Energy Traders–0.04%
†NRG Energy		7,700	160,314
			160,314
Industrial Conglomerates–0.10%
General Electric		21,950	356,687
Otter Tail		1,750	35,683
			392,370
Insurance–0.76%
AFLAC		3,550	183,571
Allstate		18,300	577,365
American Equity Investment Life Holding		5,790	59,290
AmTrust Financial Services		3,160	45,883
Delphi Financial Group Class A		2,510	62,725
First Mercury Financial		4,990	50,299
@Harleysville Group		1,770	58,038
Marsh & McLennan		24,200	583,704
†ProAssurance		1,160	66,804
Prudential Financial		4,550	246,519
Torchmark		3,900	207,246
Travelers		15,450	804,945
			2,946,389
Internet & Catalog Retail–0.29%
Expedia		3,600	101,556
†priceline.com		2,950	1,027,603
			1,129,159
Internet Software & Services–0.83%
†Google Class A		2,699	1,419,107
†j2 Global Communications		2,700	64,233
†Liquidity Services		3,430	54,914
†NIC		6,350	52,642
†QuinStreet		2,980	44,789
†Rackspace Hosting		2,560	66,509
†SAVVIS		3,090	65,137
†ValueClick		5,690	74,425
†VeriSign		25,200	799,848
†Vocus		3,360	62,093
†Yahoo		36,200	512,954
			3,216,651
IT Services–0.57%
iGate		3,290	59,681
MasterCard Class A		3,800	851,200
†RightNow Technologies		2,990	58,903
†TeleTech Holdings		3,310	49,120
Visa Class A		16,400	1,217,864
			2,236,768
Life Sciences Tools & Services–0.04%
†Thermo Fisher Scientific		3,200	153,216
			153,216
Machinery – 0.22%
Barnes Group		3,020	53,122
Caterpillar		2,350	184,898
†Chart Industries		2,990	60,876
†Columbus McKinnon		3,490	57,899
Cummins		1,000	90,580
Deere		2,150	150,027
ESCO Technologies		1,480	49,225
†Kadant		2,240	42,358
Lincoln Electric Holdings		2,750	159,005
			847,990
Media–0.36%
†Carmike Cinemas		3,180	27,730
Comcast Class A		33,000	596,640
†DIRECTV Class A		1,100	45,793
†Knology		3,840	51,571
Meredith		4,850	161,554
National CineMedia		2,950	52,805
Time Warner Cable		3,950	213,261
Viacom Class B		7,500	271,425
			1,420,779
Metals & Mining–0.11%
Alcoa		7,900	95,669
Cliffs Natural Resources		2,100	134,232
United States Steel		4,250	186,320
			416,221
Multiline Retail–0.16%
†Kohl's		3,500	184,380
Macy's		5,750	132,768
Nordstrom		5,950	221,340
Target		1,450	77,488
			615,976
Multi-Utilities–0.05%
MDU Resources Group		6,200	123,690
NorthWestern		2,040	58,140
			181,830
Office Electronics–0.15%
Xerox		56,300	582,705
			582,705
Oil, Gas & Consumable Fuels–1.43%
Berry Petroleum		2,410	76,469
†Carrizo Oil & Gas		2,690	64,399
Chevron		12,564	1,018,312
ConocoPhillips		15,150	870,065
EOG Resources		11,243	1,045,261
Exxon Mobil		11,950	738,391
Marathon Oil		22,265	736,972
Occidental Petroleum		4,250	332,775
Penn Virginia		2,450	39,298
†Rosetta Resources		2,950	69,296
†Swift Energy		2,000	56,160
Williams		28,300	540,813
			5,588,211
Paper & Forest Products–0.02%
†KapStone Paper & Packaging Class A		5,040	61,186
			61,186
Personal Products–0.01%
†Prestige Brands Holdings		5,880	58,153
			58,153
Pharmaceuticals–1.17%
Abbott Laboratories		4,250	222,020
Allergan		15,300	1,017,909
†Inspire Pharmaceuticals		8,400	49,980
Johnson & Johnson		10,988	680,816
Merck		28,550	1,050,925
Perrigo		6,200	398,164
Pfizer		65,792	1,129,649
			4,549,463
Professional Services–0.07%
†CRA International		1,560	28,158
†Kforce		4,760	65,307
Manpower		2,650	138,330
Towers Watson Class A		600	29,508
			261,303
Real Estate Investment Trusts–0.17%
BioMed Realty Trust		3,900	69,888
DuPont Fabros Technology		2,450	61,618
EastGroup Properties		1,730	64,667
Entertainment Properties Trust		1,700	73,406
Home Properties		1,500	79,350
Host Hotels & Resorts		10,378	150,273
Sovran Self Storage		1,900	72,010
Tanger Factory Outlet Centers		1,840	86,738
			657,950
Road & Rail–0.13%
Norfolk Southern		4,200	249,942
Union Pacific		3,050	249,490
			499,432
Semiconductors & Semiconductor Equipment–0.34%
†Amkor Technology		8,410	55,254
†Applied Micro Circuits		4,530	45,300
†Atheros Communications		2,230	58,761
Intel		39,654	762,545
†IXYS		5,800	55,390
†MEMC Electronic Materials		18,300	218,136
†ON Semiconductor		10,250	73,903
†Semtech		2,950	59,561
			1,328,850
Software–0.77%
†Adobe Systems		25,700	672,055
†Intuit		24,000	1,051,440
†JDA Software Group		2,570	65,175
†Lawson Software		9,160	77,585
Microsoft		23,250	569,393
†Nuance Communications		6,100	95,404
†Progress Software		1,760	58,256
Quality Systems		1,290	85,540
†Radiant Systems		3,370	57,627
†SolarWinds		3,270	56,440
†SS&C Technologies Holdings		3,120	49,296
†Symantec		11,455	173,772
			3,011,983
Specialty Retail–0.64%
Big 5 Sporting Goods		3,620	48,580
†Citi Trends		1,660	40,189
†Collective Brands		3,140	50,680
†DSW Class A		2,350	67,445
Guess		4,550	184,867
†Gymboree		1,630	67,710
†Jo-Ann Stores		1,940	86,427
†Jos. A. Bank Clothiers		1,200	51,132
Lowe's		50,900	1,134,560
Staples		34,100	713,372
†Ulta Salon Cosmetics & Fragrance		2,240	65,408
			2,510,370
Textiles, Apparel & Luxury Goods–0.36%
†G-III Apparel Group		2,500	78,450
†Iconix Brand Group		4,030	70,525
Jones Apparel Group		3,410	66,972
NIKE Class B		9,900	793,386
†Perry Ellis International		2,750	60,088
Phillips-Van Heusen		4,400	264,704
†Steven Madden		1,760	72,266
			1,406,391
Thrifts & Mortgage Finance–0.05%
Dime Community Bancshares		5,590	77,421
Flushing Financial		4,030	46,587
Provident Financial Services		4,510	55,744
			179,752
Trading Companies & Distributors–0.03%
Applied Industrial Technologies		2,560	78,336
†Titan Machinery		3,240	52,812
			131,148
Wireless Telecommunication Services–0.27%
†Crown Castle International		24,000	1,059,601
			1,059,601
Total U.S. Markets (Cost $61,729,477)
			73,446,137

§Developed Markets–7.95%
Aerospace & Defense–0.17%
Finmeccanica		56,441	670,609
			670,609
Air Freight & Logistics–0.17%
Deutsche Post		36,293	661,548
			661,548
Airlines–0.13%
Singapore Airlines		40,979	508,421
			508,421
Auto Components–0.09%
Autoliv		5,400	352,782
			352,782
Automobiles–0.42%
Bayerische Motoren Werke		12,210	856,131
Toyota Motor		22,100	793,815
			1,649,946
Beverages–0.14%
Coca-Cola Amatil		48,310	559,452
			559,452
Building Products–0.27%
Asahi Glass		53,000	540,381
Cie de Saint-Gobain		11,421	508,076
			1,048,457
Capital Markets–0.18%
UniCredit		277,779	709,324
			709,324
Chemicals–0.26%
Agrium		4,850	363,702
Syngenta ADR		13,300	662,207
			1,025,909
Commercial Banks–0.69%
Banco Santander		58,692	745,524
Mitsubishi UFJ Financial Group		126,400	589,104
Nordea Bank		58,826	612,753
Standard Chartered		25,822	741,124
			2,688,505
Communications Equipment–0.13%
Nokia		48,871	491,050
			491,050
Construction Materials–0.13%
Lafarge		9,088	520,385
			520,385
Containers & Packaging–0.16%
Rexam		127,354	614,405
			614,405
Diversified Telecommunication Services–0.36%
Philippine Long Distance Telephone ADR		600	35,916
Telefonica		29,665	734,661
TELUS		13,760	611,437
			1,382,014
Electrical Equipment–0.16%
Alstom		12,582	641,891
			641,891
Electronic Equipment, Instruments & Components–0.08%
Koninklijke Philips Electronics		9,910	311,490
			311,490
Energy Equipment & Services–0.03%
†Nabors Industries		6,450	116,487
			116,487
Food & Staples Retailing–0.17%
Metro		10,224	668,091
			668,091
Food Products–0.48%
Chaoda Modern Agriculture Holdings		764,000	633,146
Greggs		71,747	536,166
Parmalat		265,375	680,906
			1,850,218
Hotels, Restaurants & Leisure–0.04%
Round One		38,300	139,957
			139,957
Household Durables–0.17%
Techtronic Industries		655,000	644,119
			644,119
Industrial Conglomerates–0.02%
Tianjin Development Holdings		104,000	80,424
			80,424
Insurance–0.20%
Alterra Capital Holdings		2,650	52,788
Aspen Insurance Holdings		4,300	130,204
AXA		33,262	581,585
			764,577
IT Services–0.37%
Accenture Class A		3,250	138,093
†CGI Group		85,611	1,288,866
			1,426,959
Machinery–0.16%
†Vallourec		6,366	632,446
			632,446
Media–0.47%
Publicis Groupe		7,179	340,996
Teleperformance		26,183	746,058
Vivendi		26,975	737,366
			1,824,420
Metals & Mining–0.14%
Alumina ADR		12,400	86,800
Anglo American ADR		4,600	91,533
ArcelorMittal		10,836	356,922
			535,255
Multiline Retail–0.24%
Don Quijote		22,500	558,826
PPR		2,302	372,689
			931,515
Multi-Utilities–0.14%
National Grid		62,145	527,672
			527,672
Oil, Gas & Consumable Fuels–0.43%
CNOOC		429,000	831,582
CNOOC ADR		300	58,290
Noble		3,400	114,886
Total		12,771	658,236
			1,662,994
Pharmaceuticals–0.72%
†Eurand		6,360	62,582
Meda Class A		83,094	663,332
Novartis		12,305	705,809
Novo Nordisk ADR		7,700	757,988
Sanofi-Aventis		9,434	628,623
			2,818,334
Real Estate Management & Development–0.01%
Franshion Properties China		186,000	55,137
			55,137
Software–0.01%
†Smart Technologies		3,480	47,154
			47,154
Specialty Retail–0.07%
Esprit Holdings		52,975	287,444
			287,444
Textiles, Apparel & Luxury Goods–0.16%
Yue Yuen Industrial Holdings		164,000	607,689
			607,689
Trading Companies & Distributors–0.18%
ITOCHU		75,142	687,815
			687,815
Wireless Telecommunication Services–0.20%
China Mobile ADR		8,300	424,379
Vodafone Group		146,072	360,500
			784,879
Total Developed Markets (Cost $27,806,684)			30,929,774

XEmerging Markets–5.06%
Automobiles–0.00%
Oriental Holdings		720	1,224
			1,224
Beverages–0.10%
Fomento Economico Mexicano ADR		2,600	131,898
Lotte Chilsung Beverage		304	205,288
Tsingtao Brewery		9,542	54,973
			392,159
Chemicals–0.08%
†Braskem ADR		9,600	197,088
Israel Chemicals		6,900	97,343
			294,431
Commercial Banks–0.63%
ABSA Group		4,585	88,145
Akbank		14,688	89,864
Banco Bradesco ADR		8,833	180,017
Banco Santander Brasil ADR		23,700	326,349
Bangkok Bank		22,828	117,337
Bank of China Class H		325,000	170,482
China Construction Bank		196,840	172,513
Credicorp		1,300	148,070
@Hong Leong Bank		29,900	88,236
Industrial & Commercial Bank of China Class H		224,000	166,869
Malayan Banking Berhad		71,563	203,999
OTP Bank		2,445	64,194
@Sberbank		111,844	313,722
Standard Bank Group		11,114	176,990
Turkiye Is Bankasi		18,480	78,570
VTB Bank GDR		11,000	63,305
			2,448,662
Communications Equipment–0.02%
†Foxconn International Holdings		102,000	74,933
			74,933
Computers & Peripherals–0.30%
Asustek Computer		7,000	50,256
HTC		49,300	1,120,311
			1,170,567
Construction & Engineering–0.02%
†Empresas ADR		9,800	95,256
			95,256
Construction Materials–0.08%
†Cemex ADR		25,728	218,688
Siam Cement NVDR		7,300	80,096
			298,784
Diversified Financial Services–0.14%
Fubon Financial Holding		119,694	147,507
KB Financial Group ADR		9,522	408,208
			555,715
Diversified Telecommunication Services–0.22%
Chunghwa Telecom ADR		26,690	598,390
KT ADR		11,900	243,474
			841,864
Electric Utilities–0.13%
†Centrais Eletricas Brasileiras ADR		24,000	308,400
Light		7,600	97,017
Polska Grupa Energetyczna		10,848	87,711
			493,128
Electronic Equipment, Instruments & Components–0.06%
Hon Hai Precision Industry		38,080	143,410
LG Display ADR		4,900	85,456
			228,866
Food & Staples Retailing – 0.02%
Wal-Mart de Mexico Series V		32,251	81,123
			81,123
Food Products–0.15%
†Brazil Foods ADR		12,900	200,337
@Cresud ADR		11,600	186,064
Lotte Confectionery		129	151,259
Tingyi Cayman Islands Holding		18,606	51,318
			588,978
Household Durables–0.05%
LG Electronics		1,395	117,570
†Turk Sise ve Cam Fabrikalari		53,269	95,011
			212,581
Independent Power Producers & Energy Traders–0.11%
Datang International Power Generation		220,890	92,240
Huadian Power International		368,000	92,013
Huaneng Power International ADR		9,900	245,124
			429,377
Industrial Conglomerates–0.03%
Fosun International		166,957	132,767
			132,767
Insurance–0.13%
Cathay Financial Holdings		68,250	104,453
Powszechny Zaklad Ubezpieczen		1,652	233,040
Samsung Life Insurance		1,620	147,757
			485,250
Internet Software & Services–0.36%
†AsiaInfo Holdings		7,200	142,056
MediaTek		3,006	42,296
†Shanda Interactive Entertainment ADR		5,200	203,580
†Sina		2,800	141,624
†Sohu.com		15,200	875,824
			1,405,380
IT Services–0.02%
†Shanda Games ADR		10,800	57,888
			57,888
Machinery–0.06%
†Hollysys Automation Technologies		9,500	106,305
United Tractors		47,708	109,314
			215,619
Media–0.07%
†Focus Media Holding ADR		5,500	133,650
Grupo Televisa ADR		8,300	157,036
			290,686
Metals & Mining–0.53%
†Anglo Platinum		1,068	101,281
ArcelorMittal South Africa		14,249	168,326
Cia de Minas Buenaventura ADR		3,000	135,540
Impala Platinum Holdings		3,681	95,059
MMC Norilsk Nickel ADR		5,582	95,173
POSCO ADR		1,900	216,562
Vale ADR		39,500	1,235,164
			2,047,105
Oil, Gas & Consumable Fuels–0.73%
China Petroleum & Chemical ADR		800	70,624
Gazprom ADR		12,700	266,573
LUKOIL ADR		2,200	124,740
PetroChina ADR		1,800	209,556
†Petroleo Brasileiro SA ADR		18,455	669,363
†Petroleo Brasileiro SP ADR		15,900	521,838
Polski Koncern Naftowy Orlen		7,906	108,806
PTT		14,313	139,593
@PTT Exploration & Production		11,600	58,860
#Reliance Industries GDR 144A		5,200	231,920
Rosneft Oil GDR		23,900	159,413
Sasol ADR		4,200	188,118
Tambang Batubara Bukit Asam		42,000	91,529
			2,840,933
Paper & Forest Products–0.03%
†Fibria Celulose ADR		7,447	128,758
			128,758
Pharmaceuticals–0.02%
†Hypermarcas		6,200	95,033
			95,033
Professional Services–0.03%
Santos Brasil Participacoes		11,800	126,803
			126,803
Real Estate Management & Development–0.14%
Cyrela Brazil Realty		9,010	126,985
@IRSA Inversiones y Representaciones ADR		5,700	84,303
KLCC Property Holdings		83,500	89,530
Shanghai Forte Land		248,000	74,155
†UEM Land Holdings		245,850	186,356
			561,329
Road & Rail–0.06%
All America Latina Logistica		8,800	89,681
Guangshen Railway ADR		7,200	133,704
			223,385
Semiconductors & Semiconductor Equipment–0.26%
Samsung Electronics		691	470,868
Taiwan Semiconductor Manufacturing		77,594	154,193
Taiwan Semiconductors Manufacturing ADR		16,700	169,338
United Microelectronics		477,000	211,745
			1,006,144
Tobacco–0.02%
KT&G		1,147	68,403
			68,403
Wireless Telecommunication Services–0.46%
America Movil ADR		2,000	106,660
China Unicom Hong Kong ADR		16,600	241,696
LG Telecom		21,563	139,372
MTN Group		7,914	143,061
SK Telecom ADR		28,200	492,654
Turkcell Iletisim Hizmet ADR		11,100	186,036
Vivo Participacoes ADR		4,900	133,133
Vodacom Group		36,669	364,312
			1,806,924
Total Emerging Markets (Cost $16,329,732)			19,700,055
Total Common Stock (Cost $105,865,893)			124,075,966

Exchange-Traded Funds–5.85%
iShares MSCI EAFE Growth Index Fund		244,970	13,887,349
iShares MSCI EAFE Index Fund		142,600	7,831,592
Vanguard Europe Pacific		31,000	1,070,120
Total Exchange-Traded Funds (Cost $19,575,994)			22,789,061

Preferred Stock–0.25%
•Citigroup Capital XIII 7.875%		5,325	1,385
•PNC Financial Services Group 8.25%		800,000	857,752
@Transneft 0.90%		100	116,000
Total Preferred Stock (Cost $869,808)			975,137

		Principal
		Amount¡
Agency Commercial Mortgage-Backed Securities–0.83%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		82,793	101,421
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32		565,000	608,080
Series 2003-122 AJ 4.50% 2/25/28		101,661	105,098
Series 2010-41 PN 4.50% 4/25/40		235,000	252,308
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		186,294	210,105
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31		18,579	20,971
Series 2557 WE 5.00% 1/15/18		25,000	27,778
Series 2622 PE 4.50% 5/15/18		25,000	27,421
Series 2662 MA 4.50% 10/15/31		148,303	156,048
Series 2694 QG 4.50% 1/15/29		25,000	26,127
Series 2762 LG 5.00% 9/15/32		25,000	26,991
Series 2890 PC 5.00% 7/15/30		25,000	26,203
Series 3128 BC 5.00% 10/15/27		25,000	25,618
Series 3131 MC 5.50% 4/15/33		285,000	309,117
Series 3337 PB 5.50% 7/15/30		350,000	361,277
Series 3416 GK 4.00% 7/15/22		183,036	191,013
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		143,015	161,429
GNMA Series 2010-113 KE 4.50% 9/20/40		575,000	598,718
Total Agency Commercial Mortgage-Backed Securities (Cost $3,123,759)			3,235,723

Agency Mortgage-Backed Securities–8.06%
Fannie Mae 6.50% 8/1/17		81,232	87,833
•Fannie Mae ARM
4.994% 8/1/35		16,684	17,738
5.131% 11/1/35		116,459	124,437
5.33% 4/1/36		112,215	117,653
Fannie Mae Relocation 15 yr 4.00% 9/1/20		350,295	353,500
Fannie Mae Relocation 30 yr
4.00% 3/1/35		361,295	367,283
5.00% 1/1/34		103,063	107,916
5.00% 10/1/35		93,043	97,424
5.00% 2/1/36		383,328	401,379
Fannie Mae S.F. 15 yr
4.50% 6/1/23		367,047	386,481
5.50% 6/1/23		376,204	405,175
Fannie Mae S.F. 15 yr TBA
4.00% 10/1/25		2,565,000	2,677,219
4.50% 10/1/25		1,555,000	1,633,235
5.50% 10/1/25		2,200,000	2,366,547
Fannie Mae S.F. 30 yr
5.00% 9/1/35		21,379	22,600
5.00% 12/1/36		146,784	155,164
5.00% 12/1/37		118,727	125,078
5.00% 1/1/38		201,683	212,473
5.00% 2/1/38		109,131	114,963
5.00% 11/1/38		287,207	302,556
5.50% 4/1/37		714,559	773,090
6.50% 2/1/36		240,688	266,715
6.50% 6/1/36		210,211	230,220
6.50% 10/1/36		167,799	183,771
6.50% 8/1/37		21,027	22,969
6.50% 12/1/37		245,222	271,002
7.00% 12/1/37		127,916	142,622
7.50% 6/1/31		30,924	35,308
7.50% 1/15/32		14,072	16,134
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/40		3,700,000	3,799,614
4.50% 10/1/40		720,000	749,700
5.00% 10/1/40		4,370,000	4,599,425
6.00% 10/1/40		2,530,000	2,717,377
•Freddie Mac ARM
2.643% 12/1/33		16,666	17,312
3.357% 4/1/34		28,556	29,999
5.677% 7/1/36		121,067	127,735
5.81% 6/1/37		10,052	10,697
Freddie Mac S.F. 15 yr
4.00% 2/1/14		59,092	61,828
4.50% 5/1/20		17,424	18,512
5.00% 6/1/18		149,798	159,990
Freddie Mac S.F. 15 yr TBA 5.00% 10/1/25		1,550,000	1,641,789
Freddie Mac S.F. 30 yr
4.50% 10/1/35		26,808	28,086
7.00% 11/1/33		4,966	5,635
Freddie Mac S.F. 30 yr TBA
5.50% 10/1/40		775,000	821,984
6.00% 10/1/40		2,745,000	2,942,725
6.50% 10/1/40		1,285,000	1,399,044
GNMA I S.F. 30 yr 7.00% 12/15/34		216,474	242,540
Total Agency Mortgage-Backed Securities (Cost $31,045,741)			31,392,477

Commercial Mortgage-Backed Securities–2.58%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		200,000	219,777
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.413% 6/10/39		190,000	207,149
Series 2005-1 A5 5.158% 11/10/42		225,000	246,721
Series 2005-6 A4 5.19% 9/10/47		450,000	495,422
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		540,000	586,558
•Series 2005-T20 A4A 5.149% 10/12/42		200,000	221,124
•Series 2006-PW12 A4 5.723% 9/11/38		855,000	954,504
Series 2006-PW14 A4 5.201% 12/11/38		300,000	316,725
Series 2007-PW15 A4 5.331% 2/11/44		350,000	360,138
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		300,000	327,462
Series 2006-C7 A2 5.69% 6/10/46		290,000	294,228
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		295,000	321,781
Series 2005-GG4 A4 4.761% 7/10/39		220,000	231,085
Series 2005-GG4 A4A 4.751% 7/10/39		255,000	274,194
•Series 2006-GG6 A4 5.553% 4/10/38		275,000	296,102
#Series 2010-C1 A2 144A 4.592% 8/10/43		345,000	370,150
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		135,000	147,961
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		310,000	326,921
Series 2003-C1 A2 4.985% 1/12/37		330,000	350,930
•Series 2005-LDP4 A4 4.918% 10/15/42		265,000	285,536
•Series 2005-LDP5 A4 5.20% 12/15/44		235,000	258,780
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		232,237	245,431
Series 2004-C1 A4 4.568% 1/15/31		190,000	201,830
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		275,000	139,247
Morgan Stanley Capital I
•#Series 1999-FNV1 G 144A 6.12% 3/15/31		13,593	13,929
•Series 2004-T15 A4 5.27% 6/13/41		710,000	774,015
•Series 2007-T27 A4 5.649% 6/11/42		500,000	554,603
Morgan Stanley Dean Witter Capital I
•#Series 2001-TOP1 E 144A 7.241% 2/15/33		100,000	91,045
Series 2003-TOP9 A2 4.74% 11/13/36		125,000	132,281
#OBP Depositor Series 2010-OBP A 144A 4.646% 7/15/45		280,000	302,866
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		480,000	492,029
Total Commercial Mortgage-Backed Securities (Cost $9,165,092)			10,040,524

Convertible Bonds–1.32%
Aerospace & Defense–0.06%
L-3 Communications Holdings 3.00% exercise price $98.94, expiration date 8/1/35		220,000	222,750
			222,750
Biotechnology–0.05%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		195,000	194,269
			194,269
Capital Markets–0.04%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		140,000	141,575
			141,575
Commercial Banks–0.03%
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11		121,000	123,118
			123,118
Computers & Peripherals–0.02%
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13		85,000	78,413
			78,413
Energy Equipment & Services–0.06%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		164,000	148,830
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		100,000	98,375
			247,205
Health Care Equipment & Supplies–0.21%
Alere 3.00% exercise price $43.98, expiration date 5/15/16		75,000	71,531
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		356,000	331,080
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13		420,000	421,575
			824,186
Health Care Providers & Services–0.04%
LifePoint Hospital 3.5% exercise price $51.79, expiration date 5/15/14		158,000	158,000
			158,000
Internet Software & Services–0.03%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		125,000	135,469
			135,469
IT Services–0.01%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		40,000	39,250
			39,250
Media–0.04%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		180,000	154,800
			154,800

Oil, Gas & Consumable Fuels–0.07%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		335,000	259,206
			259,206
Packaging & Containers–0.02%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15		80,000	78,800
			78,800
Paper & Forest Products–0.16%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		425,000	466,969
#Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		136,000	153,680
			620,649
Real Estate Investment Trusts–0.23%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29		53,000	81,355
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		235,000	261,438
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		180,000	201,825
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		320,000	361,199
			905,817
Semiconductors & Semiconductor Equipment–0.12%
Intel 2.95% exercise price $30.75, expiration date 12/15/35		155,000	154,031
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27		325,000	331,500
			485,531
Wireless Telecommunication Services–0.13%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		325,000	290,469
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		110,000	107,250
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		61,000	89,746
			487,465
Total Convertible Bonds (Cost $4,692,095)			5,156,503

Corporate Bonds–34.46%
Aerospace & Defense–0.24%
L-3 Communications 4.75% 7/15/20		185,000	194,413
#Meccanica Holdings 144A 6.25% 7/15/19		670,000	744,341
			938,754
Airlines–0.06%
#United Air Lines 144A 12.00% 11/1/13		220,000	244,200
			244,200
Auto Components–0.19%
#Allison Transmission 144A 11.00% 11/1/15		280,000	305,200
America Axle & Manufacturing 7.875% 3/1/17		115,000	114,569
ArvinMeritor 8.125% 9/15/15		330,000	335,775
			755,544
Automobiles–0.15%
Ford Motor 7.45% 7/16/31		565,000	591,838
			591,838
Beverages–0.27%
Anheuser-Busch InBev Worldwide 5.00% 4/15/20		425,000	469,198
Coca-Cola Enterprises 3.50% 9/15/20		600,000	597,744
			1,066,942
Building Products–0.15%
Ply Gem Industries 13.125% 7/15/14		285,000	291,769
#Voto-Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		262,000	277,065
			568,834
Capital Markets–0.91%
Bank of New York Mellon 4.95% 3/15/15		280,000	313,099
#Cemex Finance 144A 9.50% 12/14/16		115,000	116,288
E Trade Financial PIK 12.50% 11/30/17		311,000	356,095

Goldman Sachs Group
3.70% 8/1/15		95,000	97,303
5.375% 3/15/20		1,032,000	1,089,759
Jefferies Group
6.25% 1/15/36		300,000	276,285
6.45% 6/8/27		400,000	394,138
Lazard Group
6.85% 6/15/17		511,000	547,957
7.125% 5/15/15		36,000	39,312
Nuveen Investments 10.50% 11/15/15		307,000	306,616
			3,536,852
Chemicals–1.13%
#Braskem Finance 144A 7.00% 5/7/20		424,000	449,970
CF Industries 7.125% 5/1/20		210,000	230,213
Cytec Industries 8.95% 7/1/17		575,000	726,348
Dow Chemical 8.55% 5/15/19		805,000	1,018,094
duPont (E.I.) deNemours 3.625% 1/15/21		1,320,000	1,343,892
Hexion US Finance/Nova Scotia
8.875% 2/1/18		190,000	187,150
9.75% 11/15/14		195,000	203,775
#MacDermid 144A 9.50% 4/15/17		211,000	221,550
			4,380,992
Commercial Banks–2.49%
Bank of America North America 6.10% 6/15/17		290,000	310,433
BB&T 5.25% 11/1/19		965,000	1,040,606
•BB&T Capital Trust IV 6.82% 6/12/57		330,000	331,238
City National 5.25% 9/15/20		365,000	372,877
@#CoBank ACB 144A 7.875% 4/16/18		250,000	290,575
JPMorgan Chase Bank
5.875% 6/13/16		250,000	283,504
6.00% 10/1/17		285,000	323,974
7.00% 6/28/17	RUB	20,000,000	620,849

KeyBank 6.95% 2/1/28		615,000	649,685
PNC Bank 6.875% 4/1/18		990,000	1,164,838
PNC Funding
5.25% 11/15/15		2,000	2,224
5.625% 2/1/17		5,000	5,467
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		500,000	365,422
•#Rabobank Nederland 144A 11.00% 12/29/49		540,000	704,077
Silicon Valley Bank
5.70% 6/1/12		250,000	260,363
6.05% 6/1/17		500,000	527,663
U.S. Bank North America 4.95% 10/30/14		250,000	276,875
•USB Capital IX 6.189% 4/15/49		575,000	457,125
Wachovia
5.25% 8/1/14		105,000	114,231
5.625% 10/15/16		360,000	401,015
•Wells Fargo Capital XIII 7.70% 12/29/49		790,000	823,574
Zions Bancorporation
5.65% 5/15/14		223,000	221,323
7.75% 9/23/14		120,000	127,260
			9,675,198
Commercial Services & Supplies–0.88%
Allied Waste North America
6.875% 6/1/17		660,000	729,456
7.125% 5/15/16		495,000	530,883
ARAMARK 8.50% 2/1/15		150,000	156,750
#Brambles USA 144A
3.95% 4/1/15		670,000	695,544
5.35% 4/1/20		220,000	236,157
Casella Waste Systems
9.75% 2/1/13		105,000	106,313
11.00% 7/15/14		175,000	192,500
Corrections Corporation of America 7.75% 6/1/17		166,000	179,280
FTI Consulting 7.75% 10/1/16		2,000	2,090
Global Cash Access/Finance 8.75% 3/15/12		91,000	90,545
Interface
9.50% 2/1/14		70,000	72,713
11.375% 11/1/13		65,000	74,100
International Lease Finance 6.625% 11/15/13		340,000	342,550
Mobile Mini 6.875% 5/1/15		32,000	31,520
			3,440,401
Consumer Finance–0.12%
Ford Motor Credit 12.00% 5/15/15		370,000	466,433
			466,433
Containers & Packaging–0.24%
Intertape Polymer 8.50% 8/1/14		116,000	99,470
#Plastipak Holdings 144A 10.625% 8/15/19		280,000	312,200
Pregis 12.375% 10/15/13		263,000	265,630
Smurfit Kappa Funding 7.75% 4/1/15		140,000	142,100
Solo Cup 8.50% 2/15/14		138,000	119,370
			938,770
Diversified Consumer Services–0.15%
Yale University 2.90% 10/15/14		560,000	593,417
			593,417
Diversified Financial Services–2.97%
AgriBank FCB 9.125% 7/15/19		405,000	503,132
AMH Holdings 11.25% 3/1/14		115,000	120,750
#Bank Nederlandse Gemeenten 144A 1.75% 10/6/15		410,000	407,878
Bank of America
3.70% 9/1/15		190,000	192,169
5.625% 7/1/20		250,000	264,672
•Bear Stearns 5.16% 12/7/12	AUD	990,000	937,975

Capital One Capital V 10.25% 8/15/39		175,000	190,531
#CDP Financial 144A 5.60% 11/25/39		535,000	603,297
City National Capital Trust I 9.625% 2/1/40		590,000	614,419
#Crown Castle Towers 144A 4.883% 8/15/20		1,580,000	1,635,553
#ERAC USA Finance 144A 5.25% 10/1/20		910,000	973,865
Export-Import Bank of Korea
5.875% 1/14/15		100,000	111,974
#144A 5.25% 2/10/14		265,000	288,724
General Electric Capital
4.375% 9/16/20		335,000	336,914
6.00% 8/7/19		1,704,000	1,920,657
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		130,000	88,400
JPMorgan Chase Capital XXV 6.80% 10/1/37		337,000	343,595
Korea Development Bank
4.375% 8/10/15		380,000	403,537
8.00% 1/23/14		465,000	544,339
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		227,000	243,345
Oesterreichische Kontrollbank 1.75% 10/5/15		295,000	295,817
Rentenbank 6.00% 7/15/14	AUD	320,000	312,680

•#USB Realty 144A 6.091% 12/29/49		300,000	223,500
			11,557,723
Diversified Telecommunication Services–2.13%
AT&T
6.50% 9/1/37		280,000	325,052
#144A 5.35% 9/1/40		385,000	388,256
Cincinnati Bell 7.00% 2/15/15		77,000	77,385
#Clearwire Communications/Finance 144A 12.00% 12/1/15		495,000	536,075
Global Crossing 12.00% 9/15/15		250,000	283,750
Hughes Network Systems/Finance 9.50% 4/15/14		199,000	206,960
Level 3 Financing
9.25% 11/1/14		15,000	14,175
10.00% 2/1/18		210,000	190,050
PAETEC Holding
8.875% 6/30/17		80,000	84,000
9.50% 7/15/15		195,000	199,875
Qwest 8.375% 5/1/16		1,165,000	1,383,438
Telecom Italia Capital
5.25% 10/1/15		1,250,000	1,350,405
6.175% 6/18/14		285,000	314,557
Telefonica Emisiones
5.134% 4/27/20		110,000	119,900
6.421% 6/20/16		610,000	715,833
Telesat Canada
11.00% 11/1/15		347,000	393,845
12.50% 11/1/17		68,000	80,580
Verizon Communictions 6.40% 2/15/38		1,080,000	1,253,433
#Wind Acquisition Finance 144A
10.75% 12/1/15		180,000	191,475
11.75% 7/15/17		155,000	174,472
Windstream 8.125% 8/1/13		7,000	7,630
			8,291,146
Electric Utilities–2.49%
#American Transmission Systems 144A 5.25% 1/15/22		730,000	809,192
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		650,000	770,250
Commonwealth Edison
4.00% 8/1/20		845,000	887,581
5.80% 3/15/18		70,000	82,010
Duke Energy 5.05% 9/15/19		175,000	195,076
Duke Energy Carolinas 5.30% 2/15/40		225,000	245,873
Exelon Generation
4.00% 10/1/20		535,000	536,661
5.75% 10/1/41		260,000	261,765
Florida Power 5.65% 6/15/18		400,000	472,572
Georgia Power 4.75% 9/1/40		125,000	123,753
Illinois Power 9.75% 11/15/18		1,117,000	1,498,900
Indiana Michigan Power 7.00% 3/15/19		195,000	239,836
Jersey Central Power & Light 5.625% 5/1/16		90,000	102,127
#Korea Electric Power 144A 3.00% 10/5/15		460,000	460,297
Mirant North America 7.375% 12/31/13		1,000	1,035
Oncor Electric Delivery
7.00% 9/1/22		195,000	245,482
#144A 5.25% 9/30/40		90,000	92,020
PacifiCorp 5.50% 1/15/19		500,000	589,314
Pennsylvania Electric 5.20% 4/1/20		585,000	640,362
PPL Electric Utilities 7.125% 11/30/13		175,000	205,416
Public Service Company of Oklahoma 5.15% 12/1/19		515,000	564,472
•Puget Sound Energy 6.974% 6/1/67		230,000	215,326
Virginia Electric & Power 3.45% 9/1/22		455,000	456,227
			9,695,547
Electronic Equipment, Instruments & Components–0.09%
Jabil Circuit 7.75% 7/15/16		85,000	93,606
Sanmina-SCI 8.125% 3/1/16		248,000	255,440
			349,046
Energy Equipment & Services–0.84%
Complete Production Services 8.00% 12/15/16		227,000	234,945
#Helix Energy Solutions Group 144A 9.50% 1/15/16		303,000	308,303
#Hercules Offshore 144A 10.50% 10/15/17		230,000	192,050
Key Energy Services 8.375% 12/1/14		300,000	318,000
Pride International
6.875% 8/15/20		475,000	519,531
8.50% 6/15/19		125,000	145,625
Transocean 6.50% 11/15/20		515,000	561,929
Weatherford International 9.625% 3/1/19		230,000	300,500
Weatherford International Bermuda
5.125% 9/15/20		260,000	266,309
6.75% 9/15/40		395,000	413,051
			3,260,243
Food & Staples Retailing–0.49%
◆#CVS Pass Through Trust 144A 8.353% 7/10/31		950,940	1,181,773
Ingles Markets 8.875% 5/15/17		139,000	150,468
New Albertsons 7.25% 5/1/13		1,000	1,025
Rite Aid 9.375% 12/15/15		90,000	78,075
Supervalu 8.00% 5/1/16		126,000	127,575
#Tops Markets 144A 10.125% 10/15/15		90,000	97,088
#Woolworths 144A 4.00% 9/22/20		285,000	291,065
			1,927,069
Food Products–0.61%
Dean Foods 6.90% 10/15/17		45,000	42,638
#Dole Food 144A 8.00% 10/1/16		290,000	304,862
Kraft Foods 5.375% 2/10/20		1,265,000	1,415,700
Smithfield Foods
7.75% 7/1/17		237,000	241,444
#144A 10.00% 7/15/14		85,000	98,175
Tyson Foods 10.50% 3/1/14		4,000	4,835
#Viskase 144A 9.875% 1/15/18		250,000	256,250
			2,363,904
Gas Utilities–0.19%
AmeriGas Partners 7.125% 5/20/16		2,000	2,095
Inergy Finance 8.25% 3/1/16		2,000	2,110
#SEMCO Energy 144A 5.15% 4/21/20		680,000	744,803
			749,008
Health Care Equipment & Supplies–1.94%
Accellent 10.50% 12/1/13		185,000	187,775
Alere 9.00% 5/15/16		205,000	212,175
Bausch & Lomb 9.875% 11/1/15		163,000	174,206
Baxter International 4.50% 8/15/19		915,000	1,017,684
Biomet 11.625% 10/15/17		82,000	91,738
Biomet PIK 10.375% 10/15/17		118,000	131,570
CareFusion 6.375% 8/1/19		1,345,000	1,603,015
Covidien International Finance 4.20% 6/15/20		860,000	918,433
Hospira 6.40% 5/15/15		960,000	1,113,676
#Novasep Holding 144A 9.75% 12/15/16		350,000	271,250
Pfizer 6.20% 3/15/19		810,000	999,013
Zimmer Holdings 4.625% 11/30/19		770,000	831,358
			7,551,893
Health Care Providers & Services–0.47%
Medco Health Solutions
4.125% 9/15/20		530,000	537,769
7.125% 3/15/18		460,000	565,763
#Radnet Management 144A 10.375% 4/1/18		125,000	115,000
Select Medical 7.625% 2/1/15		200,000	196,250
•US Oncology Holdings PIK 6.643% 3/15/12		416,000	396,240
			1,811,022
Hotels, Restaurants & Leisure–0.53%
#CKE Restaurants 144A 11.375% 7/15/18		205,000	211,150
#Equinox Holdings 144A 9.50% 2/1/16		35,000	35,963
Harrah's Operating 10.00% 12/15/18		215,000	172,806
Landry's Restaurants 11.625% 12/1/15		80,000	84,800
MGM MIRAGE
7.50% 6/1/16		21,000	17,850
10.375% 5/15/14		45,000	50,288
11.375% 3/1/18		225,000	215,438
Mohegan Tribal Gaming Authority 6.875% 2/15/15		135,000	75,094
NCL 11.75% 11/15/16		50,000	56,250
OSI Restaurant Partners 10.00% 6/15/15		138,000	140,760
Pinnacle Entertainment 8.75% 5/15/20		335,000	331,649
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		135,000	141,581
Royal Caribbean Cruises
6.875% 12/1/13		125,000	132,188
7.00% 6/15/13		15,000	15,844
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		329,000	246,749
Wyndham Worldwide 5.75% 2/1/18		135,000	135,628
			2,064,038
Household Durables–0.30%
Jarden 7.50% 1/15/20		25,000	26,125
K Hovnanian Enterprises
6.25% 1/15/15		85,000	64,175
7.50% 5/15/16		155,000	103,075
10.625% 10/15/16		160,000	161,000
M/I Homes 6.875% 4/1/12		2,000	2,005
Mohawk Industries 6.875% 1/15/16		3,000	3,139
Norcraft Holdings 9.75% 9/1/12		255,000	240,337
Ryland Group 8.40% 5/15/17		135,000	146,475
Standard Pacific 10.75% 9/15/16		180,000	197,100
Yankee Acquisition 9.75% 2/15/17		210,000	219,450
			1,162,881
Independent Power Producers & Energy Traders–0.14%
AES
7.75% 3/1/14		1,000	1,075
8.00% 6/1/20		140,000	152,600
#144A 8.75% 5/15/13		1,000	1,018
Dynegy Holdings
7.75% 6/1/19		94,000	64,860
8.375% 5/1/16		190,000	149,150
NRG Energy 7.375% 2/1/16		161,000	166,031
			534,734
Insurance–0.66%
•Genworth Financial 6.15% 11/15/66		165,000	126,431
Metlife
4.75% 2/8/21		100,000	106,308
6.817% 8/15/18		1,125,000	1,359,400
•#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	474,000
Prudential Financial 3.875% 1/14/15		460,000	483,715
=◆‡@#Twin Reefs Pass Through Trust 144A 4.058% 12/31/49		200,000	0
			2,549,854
Internet Software & Services–0.32%
GXS Worldwide 9.75% 6/15/15		355,000	355,444
Symantec 4.20% 9/15/20		745,000	749,505
Terremark Worldwide 12.00% 6/15/17		135,000	154,913
			1,259,862
IT Services–0.17%
#Seagate Technology International 10.00% 5/1/14		295,000	349,575
SunGard Data Systems 10.25% 8/15/15		106,000	112,095
#Unisys 144A 12.75% 10/15/14		155,000	185,225
			646,895
Life Sciences Tools & Services–0.76%
Amgen 3.45% 10/1/20		535,000	539,723
Bio-Rad Laboratories 8.00% 9/15/16		2,000	2,180
#Genzyme 144A
3.625% 6/15/15		405,000	429,947
5.00% 6/15/20		750,000	835,574
Life Technologies
4.40% 3/1/15		55,000	58,728
6.00% 3/1/20		970,000	1,100,840
			2,966,992
Machinery–0.13%
Case New Holland 7.75% 9/1/13		180,000	196,425
RBS Global/Rexnord 11.75% 8/1/16		158,000	169,850
Thermadyne Holdings 10.00% 2/1/14		4,000	4,080
#TriMas 144A 9.75% 12/15/17		130,000	140,400
			510,755
Media–3.22%
Affinion Group 11.50% 10/15/15		145,000	153,881
#Charter Communications Operating 144A 10.875% 9/15/14		290,000	329,875
Clear Channel Communications 10.75% 8/1/16		120,000	94,200
#Columbus International 144A 11.50% 11/20/14		330,000	366,234
Comcast 5.90% 3/15/16		830,000	959,896
#Cox Communications 144A
6.25% 6/1/18		325,000	375,275
6.45% 12/1/36		75,000	82,538
6.95% 6/1/38		225,000	263,715
CSC Holdings 6.75% 4/15/12		24,000	25,170
DIRECTV Holdings
4.60% 2/15/21		635,000	653,870
7.625% 5/15/16		1,350,000	1,506,984
DISH DBS 7.875% 9/1/19		350,000	378,438
Lamar Media 6.625% 8/15/15		4,000	4,115
LIN Television 6.50% 5/15/13		40,000	39,900
#Myriad International Holding 144A 6.375% 7/28/17		170,000	176,902
#NBC Universal 144A
4.375% 4/1/21		735,000	745,512
5.15% 4/30/20		790,000	854,765
Nielsen Finance
10.00% 8/1/14		228,000	240,825
11.625% 2/1/14		80,000	91,200
Shaw Communication 6.75% 11/9/39	CAD	1,559,000	1,600,804

#Sinclair Television Group 144A 9.25% 11/1/17		140,000	150,850
#Sirius XM Radio 144A 9.75% 9/1/15		30,000	33,188
Time Warner Cable 8.25% 4/1/19		1,152,000	1,489,716
#Univision Communications 144A 12.00% 7/1/14		180,000	197,775
#Videotron 144A 7.125% 1/15/20	CAD	430,000	428,370

#Vivendi 144A
5.75% 4/4/13		670,000	729,826
6.625% 4/4/18		425,000	493,903
#XM Satellite Radio 144A 13.00% 8/1/13		55,000	63,525
			12,531,252
Metals & Mining–1.29%
Alcoa 6.15% 8/15/20		430,000	442,917
#Algoma Acquisition 144A 9.875% 6/15/15		230,000	206,138
ArcelorMittal 9.85% 6/1/19		525,000	675,829
Century Aluminum 8.00% 5/15/14		231,900	230,161
Cliffs Natural Resources
4.80% 10/1/20		275,000	279,686
5.90% 3/15/20		170,000	186,975
6.25% 10/1/40		210,000	208,439
Compass Minerals International 8.00% 6/1/19		4,000	4,245
#Essar Steel Algoma 144A 9.375% 3/15/15		35,000	35,350
#FMG Resources August 2006 144A 10.625% 9/1/16		580,000	717,024
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		210,000	234,709
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15		193,614	163,846
Novelis 11.50% 2/15/15		180,000	206,550
Reliance Steel & Aluminum 6.85% 11/15/36		275,000	276,140
Ryerson
•7.841% 11/1/14		2,000	1,873
12.00% 11/1/15		246,000	254,610
Teck Resources
9.75% 5/15/14		249,000	307,238
10.25% 5/15/16		116,000	141,095
Vale Overseas
6.875% 11/21/36		188,000	215,252
6.875% 11/10/39		190,000	218,683
			5,006,760
Multiline Retail–0.22%
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		435,000	466,538
Macy's Retail Holdings 5.90% 12/1/16		373,000	399,110
			865,648
Multi-Utilities–0.16%
CMS Energy
4.25% 9/30/15		160,000	162,180
6.55% 7/17/17		225,000	243,053
8.75% 6/15/19		180,000	215,824
			621,057
Oil, Gas & Consumable Fuels–3.99%
Anadarko Petroleum 6.375% 9/15/17		505,000	557,276
Antero Resources Finance 9.375% 12/1/17		85,000	90,738
Chesapeake Energy 6.50% 8/15/17		460,000	479,550
Copano Energy 7.75% 6/1/18		4,000	4,060
Ecopetrol 7.625% 7/23/19		225,000	273,375
El Paso 7.00% 6/15/17		4,000	4,267
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		232,000	241,345
•Enbridge Energy 8.05% 10/1/37		330,000	336,825
Energy Transfer Partners 9.70% 3/15/19		725,000	963,305
#ENI 144A 4.15% 10/1/20		425,000	431,537
Enterprise Products Operating
5.20% 9/1/20		660,000	716,072
•7.034% 1/15/68		345,000	343,758
9.75% 1/31/14		335,000	410,560
Forest Oil 7.25% 6/15/19		94,000	96,585
#Hilcorp Energy I 144A 7.75% 11/1/15		228,000	231,420
Holly 9.875% 6/15/17		168,000	178,710
Kinder Morgan Energy Partners
5.30% 9/15/20		350,000	377,922
6.55% 9/15/40		100,000	109,757
9.00% 2/1/19		485,000	632,499
#Linn Energy/Finance 144A 8.625% 4/15/20		110,000	117,150
#Lukoil International Finance 144A 7.25% 11/5/19		124,000	135,780
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		415,000	443,359
6.70% 9/15/19		210,000	230,798
#Murray Energy 144A 10.25% 10/15/15		140,000	145,950
#New World Resources 144A 7.875% 5/1/18	EUR	85,000	121,389

Nexen 7.50% 7/30/39		695,000	856,791
#NFR Energy/Finance 144A 9.75% 2/15/17		150,000	150,750
Noble Energy 8.25% 3/1/19		580,000	755,670
Noble Holding International 4.90% 8/1/20		840,000	904,967
OPTI Canada
7.875% 12/15/14		67,000	50,753
8.25% 12/15/14		147,000	112,455
Petrobras International Finance
5.75% 1/20/20		200,000	222,409
5.875% 3/1/18		45,000	50,229
Petrohawk Energy
7.875% 6/1/15		77,000	81,043
10.50% 8/1/14		190,000	216,125
#Petroleos Mexicanos 144A 6.625% 6/15/35		220,000	241,435
Petroleum Development 12.00% 2/15/18		132,000	147,180
Plains All American Pipeline 8.75% 5/1/19		600,000	762,736
Quicksilver Resources 7.125% 4/1/16		260,000	258,050
Range Resources 8.00% 5/15/19		123,000	134,993
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		315,000	344,505
Regency Energy Partners 8.375% 12/15/13		2,000	2,095
#SandRidge Energy 144A 9.875% 5/15/16		287,000	297,763
Total Capital
2.30% 3/15/16		515,000	517,573
4.45% 6/24/20		130,000	142,543
TransCanada Pipelines
3.80% 10/1/20		345,000	353,309
•6.35% 5/15/67		600,000	561,738
#Woodside Finance 144A
4.50% 11/10/14		420,000	451,120
8.125% 3/1/14		205,000	241,297
			15,531,516
Paper & Forest Products–0.42%
#Georgia-Pacific 144A 8.25% 5/1/16		79,000	88,184
International Paper 9.375% 5/15/19		1,010,000	1,312,316
#PE Paper Escrow 144A 12.00% 8/1/14		200,000	231,360
			1,631,860
Pharmaceuticals – 0.44%
Abbott Laboratories 4.125% 5/27/20		555,000	605,236
#Roche Holdings 144A 6.00% 3/1/19		915,000	1,110,375
			1,715,611
Real Estate Investment Trusts–0.68%
Developers Diversified Realty
5.375% 10/15/12		435,000	436,626
7.50% 4/1/17		110,000	114,446
9.625% 3/15/16		100,000	111,684
#Digital Realty Trust 144A 5.875% 2/1/20		235,000	250,284
Host Hotels & Resorts 6.375% 3/15/15		145,000	149,169
Liberty Property 4.75% 10/1/20		180,000	181,632
ProLogis
6.25% 3/15/17		345,000	339,300
7.375% 10/30/19		315,000	318,411
#Qatari Diar Finance 144A
3.50% 7/21/15		118,000	120,724
5.00% 7/21/20		236,000	248,749
Regency Centers
4.80% 4/15/21		175,000	174,755
5.875% 6/15/17		171,000	185,939
			2,631,719
Road & Rail–0.35%
Burlington Northern Santa Fe
3.60% 9/1/20		115,000	116,677
4.70% 10/1/19		695,000	764,754
5.65% 5/1/17		150,000	173,310
Canadian Pacific Railway 4.45% 3/15/23		315,000	322,196
			1,376,937
Semiconductors & Semiconductor Equipment–0.17%
National Semiconductor 6.60% 6/15/17		555,000	647,831
			647,831
Specialty Retail–0.05%
Sally Holdings/Capital 10.50% 11/15/16		186,000	204,600
			204,600
Textiles, Apparel & Luxury Goods–0.05%
#Invista 144A 9.25% 5/1/12		9,000	9,135
Quiksilver 6.875% 4/15/15		200,000	190,500
			199,635
Tobacco – 0.06%
Alliance One International 10.00% 7/15/16		230,000	250,125
			250,125
Trading Companies & Distributors–0.15%
#Ashtead Capital 144A 9.00% 8/15/16		50,000	52,000
#Ashtead Holdings 144A 8.625% 8/1/15		75,000	77,625
#Noble Group 144A 6.625% 8/5/20		243,000	255,137
RSC Equipment Rental 10.25% 11/15/19		200,000	213,500
			598,262
Wireless Telecommunication Services–1.00%
America Movil
5.00% 3/30/20		1,017,000	1,101,956
6.125% 3/30/40		120,000	134,183
American Tower 5.05% 9/1/20		725,000	743,985
Cricket Communications 9.375% 11/1/14		215,000	223,600
#Digicel Group 144A
8.875% 1/15/15		115,000	117,875
12.00% 4/1/14		310,000	362,700
#MTS International Funding 144A 8.625% 6/22/20		203,000	233,450
NII Capital 10.00% 8/15/16		250,000	285,625
Rogers Communications 6.68% 11/4/39	CAD	313,000	341,018

Sprint Capital 8.75% 3/15/32		320,000	337,600
			3,881,992
Total Corporate Bonds (Cost $126,409,743)			134,145,592

Municipal Bond–0.14%
Oregon State Taxable Pension 5.892% 6/1/27		485,000	568,376
Total Municipal Bond (Cost $485,000)			568,376
Non-Agency Asset-Backed Securities–2.16%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.207% 10/6/21		370,000	369,729
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14		180,000	181,875
•#Ally Master Owner Trust Series 2010-1A 144A 2.007% 1/15/15		340,000	346,916
•American Express Credit Account Master Trust Series 2010-1 B 0.857% 11/16/15		180,000	179,981
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		100,000	103,831
•Bank of America Credit Card Trust Series 2008-A5 A5 1.457% 12/16/13		375,000	377,997
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		455,000	541,430
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		305,000	308,942
Series 2010-VT1A A3 2.41% 5/15/13		170,000	171,740
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.907% 7/15/13		215,000	212,955
Series 2007-A3 A3 6.15% 6/15/39		335,000	445,426
•Series 2009-A1 A1 2.007% 3/17/14		290,000	296,554
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		260,000	282,231
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	339,265
CNH Equipment Trust
•Series 2007-A A4 0.297% 9/17/12		39,807	39,796
Series 2008-A A3 4.12% 5/15/12		8,568	8,581
Series 2008-A A4A 4.93% 8/15/14		170,000	174,856
Series 2008-B A3A 4.78% 7/16/12		35,590	35,810
Series 2009-C A3 1.85% 12/16/13		160,000	161,902
Series 2009-C A4 3.00% 8/17/15		435,000	455,613
Series 2010-A A4 2.49% 1/15/16		545,000	563,917
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15		450,000	504,266
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		365,000	367,239
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16		170,000	173,182
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.807% 9/15/14		235,000	238,945
#Series 2010-1 A 144A 1.907% 12/15/14		415,000	423,575
•#Golden Credit Card Trust Series 2008-3 A 144A 1.257% 7/15/17		100,000	100,563
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12		26,998	27,221
Series 2009-4 A3 1.87% 2/17/14		120,000	121,242
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12		6,328	6,346
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		380,000	391,132
Mid-State Trust Series 11 A1 4.864% 7/15/38		113,556	114,336
=#Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33		11,041	0
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		87,103	88,234
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13		235,000	237,020
Total Non-Agency Asset-Backed Securities (Cost $8,106,159)			8,392,648
Non-Agency Collateralized Mortgage Obligations–0.82%
Bank of America Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34		24,237	24,551
Series 2004-11 1CB1 6.00% 12/25/34		427,585	400,520
Series 2005-3 2A1 5.50% 4/25/20		40,425	38,104
Series 2005-5 2CB1 6.00% 6/25/35		17,885	14,187
Series 2005-6 7A1 5.50% 7/25/20		33,467	32,556
•Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33		1,095	786
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		255,000	192,876
◆Countrywide Home Loan Mortgage Pass Through Trust
@Series 2006-17 A5 6.00% 12/25/36		6,792	6,198
•Series 2006-HYB1 3A1 4.947% 3/20/36		171,369	100,819

Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		35,026	36,416
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		62,990	63,521
•Series 1999-3 A 8.00% 8/19/29		105,764	100,838
Series 2005-RP1 1A3 8.00% 1/25/35		230,241	231,062
Series 2005-RP1 1A4 8.50% 1/25/35		191,434	185,846
•JP Morgan Mortgage Trust Series 2005-A2 5A1 4.309% 4/25/35		14,902	15,048
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		110,550	107,301
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		38,019	35,325
Series 2005-6 7A1 5.356% 6/25/35		126,453	114,096
Series 2006-2 4A1 4.978% 2/25/36		11,522	10,941
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		217,070	219,114
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		109,020	107,429
•Structured ARM Loan Trust Series 2006-5 5A4 5.444% 6/25/36		74,979	14,112
•Structured Asset Securities Series 2002-22H 1A 6.951% 11/25/32		35,770	36,253
◆Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		364,751	378,787
Wells Fargo Mortgage Backed Securities Trust
Series 2005-7 A2 5.25% 9/25/35		202,615	147,207
Series 2006-2 3A1 5.75% 3/25/36		256,427	245,651
Series 2006-4 1A8 5.75% 4/25/36		10,548	10,360
Series 2007-13 A7 6.00% 9/25/37		326,625	307,978
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,385,347)			3,177,882

Regional Bonds–1.51%∆
Australia–0.88%
New South Wales Treasury
2.75% 11/20/25	AUD	338,000	339,362

6.00% 5/1/20	AUD	3,091,000	3,088,873

			3,428,235
Canada–0.63%
Province of British Columbia Canada 2.85% 6/15/15		295,000	314,061
Province of Nova Scotia Canada 2.375% 7/21/15		1,040,000	1,071,596
Province of Ontario Canada
1.875% 9/15/15		270,000	272,333
4.40% 4/14/20		350,000	387,824
Province of Quebec Canada
4.50% 12/1/19	CAD	123,000	128,747

4.60% 5/26/15		235,000	266,503
			2,441,064
Total Regional Bonds (Cost $5,434,160)			5,869,299

«Senior Secured Loans–1.25%
Allied Security Holdings 6.75% 2/23/15		304,137	305,658
ATI Holdings 7.50% 2/18/16		104,475	101,776
BWAY Holding Term Tranche Loan B 5.501% 3/28/17		369,360	370,191
Delta Air Lines 8.75% 9/16/13		600,314	609,819
Energy Futures Holdings Term Tranche Loan B2 3.941% 10/10/14		410,079	319,497
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		217,281	218,973
ICL Industrial Containers Term Tranche Loan C 5.50% 6/16/17		34,628	34,705
JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		225,584	226,525
New Development Holdings 7.00% 4/21/17		399,000	405,769
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		410,000	445,875
PQ 6.82% 7/30/15		391,000	362,262
Rental Service 2nd Lien Term Tranche Loan 4.04% 10/7/13		560,000	549,323
Rockwood Specialties Term Tranche Loan H 6.00% 5/15/14		284,772	286,138
Smurfit-Stone Container Enterprise 6.75% 1/2/16		219,450	220,925
SunGard Data Systems 6.75% 2/28/14		213,911	215,355
Univision Communications Term Tranche Loan B 2.566% 9/29/14		214,779	189,234
Total Senior Secured Loans (Cost $4,717,246)			4,862,025

Sovereign Bonds–5.25%∆
Australia–1.03%
Australian Government
3.00% 9/20/25	AUD	338,000	361,073

4.50% 4/15/20	AUD	2,536,000	2,363,773

6.00% 2/15/17	AUD	1,240,000	1,269,342

			3,994,188
Brazil–0.35%
Federal Republic of Brazil
7.125% 1/20/37		400,000	528,000
8.875% 10/14/19		400,000	565,000
11.00% 8/17/40		200,000	278,000
			1,371,000
Canada–0.16%
Export Development Canada 3.125% 4/24/14		585,000	627,793
			627,793
Chile–0.12%
Chile Government 5.50% 8/5/20	CLP	217,000,000	477,499

			477,499
Colombia–0.10%
Republic of Columbia
7.75% 4/14/21	COP	252,000,000	164,803

10.375% 1/28/33		150,000	241,500
			406,303
Indonesia–0.45%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	5,470,000,000	735,617

11.00% 11/15/20	IDR	3,640,000,000	505,834

12.80% 6/15/21	IDR	3,300,000,000	507,340

			1,748,791
Japan–0.16%
Japan Finance 1.875% 9/24/15		600,000	605,984
			605,984
Norway–1.79%
Eksportfinans
3.00% 11/17/14		455,000	480,220
5.50% 5/25/16		1,085,000	1,268,727
#Kommunalbanken 144A 1.75% 10/5/15		530,000	530,201
Norwegian Government
4.25% 5/19/17	NOK	6,910,000	1,272,651

4.50% 5/22/19	NOK	9,357,000	1,759,468

5.00% 5/15/15	NOK	8,730,000	1,639,145

			6,950,412
Panama–0.13%
Panama Government
7.125% 1/29/26		195,000	248,625
7.25% 3/15/15		210,000	252,000
			500,625
Peru–0.12%
Republic of Peru 7.125% 3/30/19		385,000	484,138
			484,138
Philippines–0.25%
Republic of the Philippines
4.95% 1/15/21	PHP	11,000,000	257,418

6.375% 10/23/34		300,000	351,000
6.50% 1/20/20		300,000	360,750
			969,168
Poland–0.13%
Republic of Poland 6.375% 7/15/19		415,000	491,016
			491,016
Republic of Korea–0.13%
#Korea Expressway 144A 4.50% 3/23/15		185,000	195,352
@Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	327,222,438	313,348

			508,700
Russia–0.18%
Russian-Eurobond 7.50% 3/31/30		593,400	710,122
			710,122
Sweden–0.15%
Svensk Exportkredit 3.25% 9/16/14		555,000	592,241
			592,241
Total Sovereign Bonds (Cost $19,203,151)			20,437,980

Supranational Banks–1.42%
European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	7,000,000	229,397

European Investment Bank
6.125% 1/23/17	AUD	180,000	176,109

9.00% 12/21/18	ZAR	5,100,000	774,241

Inter-American Development Bank 4.25% 9/14/15		235,000	265,638
International Bank for Reconstruction & Development
2.375% 5/26/15		230,000	240,992
3.375% 4/30/15	NOK	1,760,000	302,735

3.625% 6/22/20	NOK	1,850,000	317,267

5.375% 12/15/14	NZD	1,232,000	943,806

7.50% 7/30/14	NZD	660,000	539,994

International Finance 5.75% 3/16/15	AUD	1,774,000	1,733,312

Total Supranational Banks (Cost $4,962,399)			5,523,491

U.S. Treasury Obligation–0.01%
∞U.S.Treasury Note 2.625% 8/15/20		35,000	35,334
Total U.S. Treasury Obligation (Cost $34,677)			35,334

≠Certificates of Deposit–1.93%
Bank of Montreal Chicago 0.20% 10/1/10		2,500,000	2,499,995
Bank of Nova Scotia Housing 0.245% 10/15/10		5,000,000	5,000,052
Total Certificates of Deposit (Cost $7,500,000)			7,500,047

≠Discounted Commercial Paper–5.62%
Deutsche Bank Financial 0.16% 10/1/10		14,000,000	14,000,000
Societe Generale North America 0.15% 10/1/10		7,860,000	7,860,000
Total Discounted Commercial Paper (Cost $21,860,000)			21,860,000

		Number of
		Shares
Short-Term Investment–0.12%
Money Market Mutual Fund–0.12%
Dreyfus Treasury & Agency Cash Management Fund		462,992	462,992
Total Short-Term Investment (Cost $462,992)			462,992
Total Value of Securities–105.46%
(Cost $376,899,256)			410,501,057
Liabilities Net of Receivables and Other Assets (See Notes)–(5.46%)			(21,269,565)
Net Assets Applicable to 28,375,662 Shares Outstanding–100.00%			$389,231,492

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
CLP–Chilean Peso
COP–Columbian Peso
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesian Rupiah
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PHP–Philipine Peso
RUB–Russian Ruble
TRY–Turkish Lira
USD–United States Dollar
ZAR–South African Rand

=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $1,697,467, which represented 0.44% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $39,138,012, which represented 10.06% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
∆Securities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
‡Non income producing security. Security is currently in default.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2010.
∞Fully or partially pledged as collateral for financial futures contracts.
§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
BCLY–Barclays
BOA–Bank of America Securities
CITI–Citibank
CMB–Chase Manhattan Bank
GDR–Global Depositary Receipts
GNMA–Government National Mortgage Association
GSC–Goldman Sachs & Co.
GSMPS–Goldman Sachs Reperforming Mortgage Securities
HKSB–Hong Kong Shanghai Bank
MASTR–Mortgage Asset Securitization Transaction, Inc.
MNB–Mellon National Bank
MSC–Morgan Stanley & Co.
NIM–Net Interest Margin
NVDR–Non-Voting Depositary Receipts
PIK–Pay-in-kind
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced
yr–Year

1The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive/(Deliver)	Amount	In Exchange For	Amount	Settlement Date	Unrealized Appreciation / (Depreciation)
BCLY	CAD	(385,883)	USD	373,520	10/29/2010	$ (1,282)
BCLY	GBP	(465,071)	USD	720,000	10/29/2010	(10,445)
BOA	AUD	(2,514,540)	USD	2,298,717	10/29/2010	(123,218)
BOA	CAD	(1,234,353)	USD	1,190,816	10/29/2010	(8,088)
BOA	EUR	(393,131)	USD	500,327	10/29/2010	(35,532)
BOA	MXN	4,550,490	USD	(348,523)	10/29/2010	11,740
BOA	NOK	(14,584,542)	USD	2,349,553	10/29/2010	(127,128)
CITI	GBP	(309,943)	USD	480,000	10/29/2010	(6,799)
CITI	NOK	(628,675)	USD	101,641	10/29/2010	(5,118)
CMB	BRL	2,050,109	USD	(1,178,563)	10/29/2010	24,388
CMB	CLP	425,631,500	USD	(853,824)	10/29/2010	27,802
CMB	EUR	(296,628)	USD	378,200	10/29/2010	(26,120)
CMB	MYR	4,487,619	USD	(1,441,111)	10/29/2010	9,651
CMB	NZD	(1,344,288)	USD	969,232	10/29/2010	(15,128)
CMB	TRY	286,121	USD	(187,497)	10/28/2010	9,341
GSC	CAD	(15,012)	USD	14,463	10/29/2010	(118)
GSC	NOK	(14,196,717)	USD	2,294,048	10/29/2010	(116,774)
HKSB	AUD	(3,292,448)	USD	3,007,552	10/29/2010	(163,642)
HKSB	EUR	(290,066)	USD	369,538	10/29/2010	(25,838)
HKSB	NOK	(7,351,275)	USD	1,185,661	10/29/2010	(62,699)
MNB	EUR	39,515	USD	(53,906)	10/1/2010	(34)
MSC	AUD	(2,111,931)	USD	1,931,340	10/29/2010	(102,813)
MSC	CAD	(518,671)	USD	500,165	10/29/2010	(3,611)
MSC	EUR	(278,319)	USD	354,827	10/29/2010	(24,538)
MSC	KRW	344,350,000	USD	(293,689)	10/29/2010	7,948
MSC	MXN	1,396,614	USD	(107,296)	10/29/2010	3,273
MSC	MYR	(2,686,603)	USD	862,639	10/29/2010	(5,888)
MSC	NOK	779,508	USD	(125,771)	10/29/2010	6,602
MSC	TRY	286,786	USD	(188,118)	10/28/2010	9,178
						$ (754,890)

Futures Contracts Unrealized Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
64 U.S. Treasury 5 yr Notes	$ 7,718,454	$7,735,500	12/31/10	$17,046
7 U.S. Treasury Long Gilt	1,336,610	1,367,104	12/29/10	30,494
	$ 9,055,064	$47,540

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Conservative Allocation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$378,283,460
Aggregate unrealized appreciation	$ 37,105,439
Aggregate unrealized depreciation	(4,887,842)
Net unrealized appreciation	$ 32,217,597

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $38,399,196 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,960,292 expires in 2016 and $18,438,904 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$55,539,973	$699,281	$56,239,254
Common Stock	123,984,433	91,533	-	124,075,966
Corporate Debt	-	143,735,750	428,370	144,164,120
Foreign Debt	-	31,039,923	790,847	31,830,770
Investment Companies	22,789,061	-	-	22,789,061
Municipal Bonds	-	568,376	-	568,376
U.S.Treasury Obligations	-	35,334	-	35,334
Short-Term	462,992	29,360,047	-	29,823,039
Preferred Stock	116,000	859,137	-	975,137
Total	$147,352,486	$261,230,073	$1,918,498	$410,501,057

Foreign Currency Exchange Contracts	$ -	($754,890)	$ -	($754,890)
Futures Contract	$47,540	$ -	$ -	$47,540

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-
	Total	Backed	Corporate	Foreign
	Fund	Securities	Debt	Debt
Balance as of 12/31/09	$2,726,697	$593,519	$ -	$2,133,178
Purchases	1,749,470	594,945	419,254	735,271
Sales	(1,373,111)	(148,898)	-	(1,224,213)
Net realized loss	(327,123)	(288,667)	-	(38,456)
Transfers out of Level 3	(1,138,993)	(370,000)	-	(768,993)
Net change in unrealized
appreciation/depreciation	281,558	318,382	9,116	(45,940)
Balance as of 9/30/10	$1,918,498	$699,281	$428,370	$790,847

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$70,164	$5,473	$9,116	$55,575

During the period ended September 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $1,138,993 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of September 30, 2010 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$29,933	Liabilities net of receivables and other assets	$(784,823)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	47,540	Liabilities net of receivables and other assets	-
Total		$77,473		$(784,823)

The effect of derivative instruments on the statement of operations for the period ended September 30, 2010 was as follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies/unrealized appreciation/depreciation of investments and foreign currency contracts	$ (32,449)	$ (651,207)
Interest rate contracts (Futures)	Net realized loss on futures contracts/unrealized appreciation/depreciation of investments and futures	(281,205)	(561,739)
Total		$(313,654)	$(1,212,946)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Growth and Income Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.32%
Aerospace & Defense – 3.96%
Honeywell International	261,500	$11,490,310
Lockheed Martin	52,300	3,727,944
Northrop Grumman	90,800	5,505,204
Rockwell Collins	91,000	5,300,750
United Technologies	236,500	16,845,895
		42,870,103
Airlines – 0.73%
†Alaska Air Group	155,700	7,945,371
		7,945,371
Automobiles – 0.66%
†Ford Motor	580,100	7,100,424
		7,100,424
Beverages – 2.01%
Coca Cola	68,800	4,026,176
PepsiCo	266,400	17,699,616
		21,725,792
Biotechnology – 2.82%
†Amgen	221,400	12,201,354
†Celgene	98,800	5,691,868
†Gilead Sciences	254,400	9,059,184
†Vertex Pharmaceuticals	104,500	3,612,565
		30,564,971
Capital Markets – 0.97%
Bank of New York Mellon	403,610	10,546,329
		10,546,329
Chemicals – 1.39%
Agrium	74,800	5,609,252
Dow Chemical	345,700	9,492,922
		15,102,174
Commercial Banks – 2.00%
TCF Financial	261,600	4,235,304
Wells Fargo	695,265	17,472,009
		21,707,313
Commercial Services & Supplies – 0.54%
Republic Services	191,400	5,835,786
		5,835,786
Communications Equipment – 3.04%
†Cisco Systems	932,800	20,428,320
QUALCOMM	277,800	12,534,336
		32,962,656
Computers & Peripherals – 7.91%
†Apple	121,200	34,390,500
†EMC	693,600	14,087,016
Hewlett-Packard	445,900	18,759,013
International Business Machines	58,200	7,806,948
†NetApp	213,700	10,640,123
		85,683,600
Construction & Engineering – 1.13%
Fluor	151,500	7,503,795
†URS	124,100	4,713,318
		12,217,113
Consumer Finance – 1.11%
American Express	145,700	6,123,771
Capital One Financial	148,920	5,889,786
		12,013,557
Containers & Packaging – 1.14%
†Owens-Illinois	253,900	7,124,434
Temple-Inland	278,500	5,196,810
		12,321,244
Diversified Financial Services – 4.08%
Bank of America	1,388,500	18,203,235
†IntercontinentalExchange	63,200	6,618,304
JPMorgan Chase	510,600	19,438,542
		44,260,081
Diversified Telecommunication Services – 2.28%
AT&T	517,600	14,803,360
Qwest Communications International	1,571,600	9,853,932
		24,657,292
Electric Utilities – 1.22%
American Electric Power	363,500	13,169,605
		13,169,605
Electrical Equipment – 0.52%
Roper Industries	85,600	5,579,408
		5,579,408
Energy Equipment & Services – 2.95%
†Nabors Industries	311,300	5,622,078
National Oilwell Varco	134,400	5,976,768
Noble	163,100	5,511,149
Schlumberger	241,400	14,872,654
		31,982,649
Food & Staples Retailing – 1.78%
CVS Caremark	441,500	13,894,005
Wal-Mart Stores	101,000	5,405,520
		19,299,525
Gas Utilities – 0.33%
EQT	98,400	3,548,304
		3,548,304
Health Care Equipment & Supplies – 0.54%
†Gen-Probe	121,500	5,887,890
		5,887,890
Health Care Providers & Services – 2.39%
†Express Scripts	234,500	11,420,150
UnitedHealth Group	412,200	14,472,342
		25,892,492
Hotels, Restaurants & Leisure – 2.89%
McDonald's	233,600	17,405,536
Starbucks	338,500	8,658,830
†WMS Industries	137,100	5,219,397
		31,283,763
Household Durables – 0.84%
Jarden	292,200	9,096,186
		9,096,186
Household Products – 4.12%
Colgate-Palmolive	173,500	13,335,210
Kimberly-Clark	95,400	6,205,770
Procter & Gamble	419,300	25,145,421
		44,686,401
Independent Power Producers & Energy Traders – 0.71%
†NRG Energy	371,900	7,742,958
		7,742,958
Industrial Conglomerates – 1.59%
General Electric	1,059,900	17,223,375
		17,223,375
Insurance – 4.25%
AFLAC	171,100	8,847,581
Aspen Insurance Holdings	194,300	5,883,404
Prudential Financial	215,500	11,675,790
Torchmark	189,600	10,075,344
Travelers	183,900	9,581,190
		46,063,309
Internet & Catalog Retail – 0.45%
Expedia	174,700	4,928,287
		4,928,287
Internet Software & Services – 1.94%
†Google Class A	40,000	21,031,600
		21,031,600
IT Services – 0.62%
Accenture Class A	157,300	6,683,677
		6,683,677
Life Sciences Tools & Services – 0.68%
†Thermo Fisher Scientific	154,800	7,411,824
		7,411,824
Machinery – 2.60%
Caterpillar	113,900	8,961,652
Cummins	47,200	4,275,376
Deere	103,300	7,208,274
Lincoln Electric Holdings	132,900	7,684,278
		28,129,580
Media – 2.74%
Meredith	187,700	6,252,287
Time Warner Cable	191,100	10,317,489
Viacom Class B	362,448	13,116,993
		29,686,769
Metals & Mining – 1.86%
Alcoa	381,600	4,621,176
Cliffs Natural Resources	103,200	6,596,544
United States Steel	203,920	8,939,853
		20,157,573
Multiline Retail – 2.75%
†Kohl's	169,900	8,950,332
Macy's	279,200	6,446,728
Nordstrom	287,000	10,676,400
Target	69,800	3,730,112
		29,803,572
Multi-Utilities – 0.55%
MDU Resources Group	301,200	6,008,940
		6,008,940
Oil, Gas & Consumable Fuels – 8.93%
Chevron	242,200	19,630,310
ConocoPhillips	216,000	12,404,880
EOG Resources	84,800	7,883,856
Exxon Mobil	596,700	36,870,093
Marathon Oil	117,900	3,902,490
Occidental Petroleum	205,400	16,082,820
		96,774,449
Pharmaceuticals – 5.49%
Abbott Laboratories	203,900	10,651,736
Johnson & Johnson	87,500	5,421,500
Merck	525,800	19,354,698
Pfizer	1,398,476	24,011,833
		59,439,767
Professional Services – 0.75%
Manpower	128,700	6,718,140
Towers Watson Class A	28,402	1,396,810
		8,114,950
Real Estate Investment Trusts – 0.65%
Host Hotels & Resorts	486,964	7,051,239
		7,051,239
Road & Rail – 2.24%
Norfolk Southern	202,400	12,044,824
Union Pacific	149,300	12,212,740
		24,257,564
Semiconductors & Semiconductor Equipment – 1.49%
Intel	661,000	12,711,030
†ON Semiconductor	479,900	3,460,079
		16,171,109
Software – 3.82%
Microsoft	1,115,600	27,321,044
†Nuance Communications	293,200	4,585,648
†Smart Technologies	82,203	1,113,851
†Symantec	555,300	8,423,901
		41,444,444
Specialty Retail – 0.83%
Guess	221,410	8,995,888
		8,995,888
Textiles, Apparel & Luxury Goods – 1.03%
Phillips-Van Heusen	185,600	11,165,696
		11,165,696
Total Common Stock (Cost $838,288,292)		1,076,226,599
	Principal
	Amount
	(U.S. $)
≠Discounted Commercial Paper – 0.52%
Societe Generale North America 0.15% 10/1/10	$5,660,000	5,660,000
Total Discounted Commercial Paper (Cost $5,660,000)		5,660,000
	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	194,261	194,261
Total Short-Term Investment (Cost $194,261)		194,261
Total Value of Securities – 99.86%
(Cost $844,142,553)		1,082,080,860
Receivables and Other Assets Net of Liabilities (See Notes) – 0.14%		1,518,814
Net Assets Applicable to 41,195,112 Shares Outstanding – 100.00%		$1,083,599,674

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$851,716,315
Aggregate unrealized appreciation	$264,004,510
Aggregate unrealized depreciation	(33,639,965)
Net unrealized appreciation	$230,364,545

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $129,373,793 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $18,669,447 expires in 2016 and $110,704,346 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$1,076,226,599		$$1,076,226,599
Short-Term	194,261	5,660,000	5,854,261
Total	$1,076,420,860	$ 5,660,000	$1,082,080,860

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Bond Fund

September 30, 2010

		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations – 3.24%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		475,830	$582,892
Fannie Mae REMICs
Series 2002-83 GH 5.00% 12/25/17		6,890,000	7,603,978
Series 2003-38 MP 5.50% 5/25/23		8,850,000	9,864,887
Series 2003-122 AJ 4.50% 2/25/28		639,746	661,372
Series 2005-110 MB 5.50% 9/25/35		1,789,426	1,985,458
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		1,071,532	1,208,487
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		180,000	203,681
Series 2557 WE 5.00% 1/15/18		4,250,000	4,722,289
Series 2622 PE 4.50% 5/15/18		30,000	32,905
Series 2662 MA 4.50% 10/15/31		1,001,555	1,053,856
Series 2694 QG 4.50% 1/15/29		3,885,000	4,060,102
Series 2717 MH 4.50% 12/15/18		1,875,000	2,068,559
Series 2762 LG 5.00% 9/15/32		30,000	32,390
Series 2872 GC 5.00% 11/15/29		3,005,000	3,145,356
Series 2890 PC 5.00% 7/15/30		3,780,000	3,961,959
Series 3022 MB 5.00% 12/15/28		4,785,142	4,917,511
Series 3131 MC 5.50% 4/15/33		2,725,000	2,955,589
Series 3173 PE 6.00% 4/15/35		7,180,000	7,928,863
Series 3337 PB 5.50% 7/15/30		3,000,000	3,096,659
Series 3416 GK 4.00% 7/15/22		1,978,768	2,065,000
Series 3455 MB 4.50% 6/15/23		10,000,000	11,063,567
Series 3656 PM 5.00% 4/15/40		6,235,000	6,817,337
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		796,008	898,494
•Series T-60 1A4C 5.395% 3/25/44		1,598,763	1,679,200
GNMA Series 2010-113 KE 4.50% 9/20/40		6,495,000	6,762,919
Total Agency Collateralized Mortgage Obligations (Cost $83,814,195)			89,373,310
Agency Mortgage-Backed Securities – 14.43%
Fannie Mae 6.50% 8/1/17		547,119	591,583
•Fannie Mae ARM
5.131% 11/1/35		1,603,192	1,713,023
5.33% 4/1/36		1,342,756	1,407,823
Fannie Mae Relocation 15 yr 4.00% 9/1/20		2,586,939	2,610,606
Fannie Mae Relocation 30 yr
4.00% 3/1/35		2,497,907	2,539,306
5.00% 1/1/34		617,105	646,165
5.00% 10/1/35		1,459,959	1,528,710
5.00% 2/1/36		2,607,199	2,729,973
Fannie Mae S.F. 15 yr
4.50% 6/1/23		4,597,418	4,840,835
4.50% 3/1/24		571,268	601,336
∞4.50% 9/1/24		8,950,971	9,422,095
5.50% 12/1/22		598,790	644,902
5.50% 2/1/23		2,633,062	2,835,830
6.00% 8/1/21		4,851,012	5,260,669
Fannie Mae S.F. 15 yr TBA
4.00% 11/1/25		10,000,000	10,415,620
4.50% 11/1/25		47,505,000	49,895,072
5.00% 11/1/25		10,000,000	10,591,410
Fannie Mae S.F. 30 yr
4.50% 6/1/38		62,796	65,505
4.50% 3/1/39		3,078,501	3,211,295
4.50% 4/1/39		403,821	421,050
5.00% 12/1/36		3,711,976	3,923,895
5.00% 12/1/37		1,565,912	1,649,683
5.00% 1/1/38		2,655,498	2,797,558
5.00% 2/1/38		1,229,941	1,295,669
5.00% 11/1/38		2,297,657	2,420,445
6.00% 11/1/36		550,233	594,293
6.50% 3/1/36		345,634	378,533
6.50% 6/1/36		2,186,197	2,394,287
6.50% 10/1/36		1,748,358	1,914,772
6.50% 8/1/37		658,136	718,929
6.50% 12/1/37		2,566,276	2,836,065
7.00% 12/1/37		1,333,278	1,486,556
7.50% 4/1/32		19,864	22,690
7.50% 11/1/34		11,162	12,826
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/40		80,075,000	82,302,046
4.50% 10/1/40		52,160,000	54,311,600
5.00% 10/1/40		14,150,000	14,892,875
6.00% 10/1/40		29,680,000	31,878,160
•Freddie Mac ARM 3.357% 4/1/34		169,690	178,264
Freddie Mac Balloon 7 yr 3.50% 10/1/10		26,078	25,994
Freddie Mac Relocation 30 yr 5.00% 9/1/33		1,385,432	1,445,910
Freddie Mac S.F. 15 yr
4.00% 2/1/14		480,230	502,460
4.50% 7/1/24		3,840,926	4,041,289
5.00% 6/1/18		1,274,973	1,361,715
5.00% 1/1/24		5,340,392	5,667,072
5.50% 8/1/23		2,832,155	3,048,263
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/40		34,495,000	36,230,512
6.00% 10/1/40		23,360,000	25,042,644
GNMA I S.F. 30 yr 7.00% 12/15/34		2,085,093	2,336,161
Total Agency Mortgage-Backed Securities (Cost $393,932,525)			397,683,974
Commercial Mortgage-Backed Securities – 7.62%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		4,315,000	4,741,681
•#Asset Securitization Series 1996-MD6 B1 144A 8.825% 11/13/29		100,000	106,746
Bank of America Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38		4,528,415	4,580,742
•Series 2004-3 A5 5.413% 6/10/39		4,165,000	4,540,929
•Series 2005-1 A5 5.159% 11/10/42		5,440,000	5,965,177
•Series 2005-6 A4 5.19% 9/10/47		2,815,000	3,099,138
Series 2006-4 A4 5.634% 7/10/46		7,337,000	7,942,294
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		4,970,000	5,398,502
•Series 2005-T20 A4A 5.149% 10/12/42		4,750,000	5,251,700
•Series 2006-PW12 A4 5.723% 9/11/38		3,640,000	4,063,614
Series 2006-PW14 A4 5.201% 12/11/38		8,755,000	9,243,103
Series 2007-PW15 A4 5.331% 2/11/44		5,730,000	5,895,978
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		15,525,000	16,946,167
Series 2006-C7 A2 5.69% 6/10/46		2,145,000	2,176,273
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		712,000	736,421
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.547% 2/15/39		1,170,000	1,264,593
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32		40,000	39,143
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		1,300,000	1,409,258
•Series 2004-GG2 A6 5.396% 8/10/38		4,225,000	4,608,563
Series 2005-GG4 A4 4.761% 7/10/39		11,070,000	11,627,795
Series 2005-GG4 A4A 4.751% 7/10/39		19,191,250	20,635,790
•Series 2006-GG6 A4 5.553% 4/10/38		4,985,000	5,367,530
#Series 2010-C1 A2 144A 4.592% 8/10/43		3,800,000	4,077,012
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		4,110,000	4,504,592
Series 2005-GG5 A5 5.224% 4/10/37		6,400,000	6,900,865
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		3,230,000	3,406,310
Series 2002-C2 A2 5.05% 12/12/34		569,000	605,268
Series 2003-C1 A2 4.985% 1/12/37		3,890,000	4,136,721
•Series 2005-LDP3 A4A 4.936% 8/15/42		2,650,000	2,858,124
•Series 2005-LDP4 A4 4.918% 10/15/42		4,300,000	4,633,232
•Series 2005-LDP5 A4 5.198% 12/15/44		2,510,000	2,763,987
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		3,513,199	3,712,791
Series 2004-C1 A4 4.568% 1/15/31		5,350,000	5,683,094
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		749,500	379,511
Morgan Stanley Capital I
•#Series 1999-FNV1 G 144A 6.12% 3/15/31		107,336	109,992
•Series 2004-T15 A4 5.27% 6/13/41		280,000	305,245
Series 2005-IQ9 A5 4.70% 7/15/56		5,000,000	5,328,571
•Series 2006-T21 A4 5.162% 10/12/52		5,980,000	6,499,611
•Series 2007-T27 A4 5.649% 6/11/42		17,920,000	19,876,985
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.241% 2/15/33		595,000	541,717
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		3,015,000	3,261,222
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		4,610,000	4,725,528
Total Commercial Mortgage-Backed Securities (Cost $182,463,027)			209,951,515
Convertible Bonds – 0.41%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		4,415,000	4,105,950
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27		5,500,000	5,610,000
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		1,565,000	1,539,569
Total Convertible Bonds (Cost $10,394,349)			11,255,519
Corporate Bonds – 41.18%
Aerospace & Defense – 0.45%
#BAE Systems Holdings 144A 4.95% 6/1/14		785,000	866,993
L-3 Communications 4.75% 7/15/20		4,370,000	4,592,354
#Meccanica Holdings USA 144A 6.25% 7/15/19		6,270,000	6,965,695
			12,425,042
Beverages – 0.57%
Anheuser-Busch InBev Worldwide 5.00% 4/15/20		8,030,000	8,865,080
Coca-Cola Enterprises 3.50% 9/15/20		6,800,000	6,774,432
			15,639,512
Biotechnology – 0.70%
Amgen 3.45% 10/1/20		6,035,000	6,088,277
#Genzyme 144A
3.625% 6/15/15		4,690,000	4,978,890
5.00% 6/15/20		7,465,000	8,316,749
			19,383,916
Capital Markets – 1.00%
•Bear Stearns 5.16% 12/7/12	AUD	1,010,000	956,924
Goldman Sachs Group
3.70% 8/1/15		1,105,000	1,131,782
5.375% 3/15/20		10,685,000	11,283,018
Jefferies Group
6.25% 1/15/36		1,690,000	1,556,404
6.45% 6/8/27		6,962,000	6,859,979
Lazard Group
6.85% 6/15/17		4,658,000	4,994,876
7.125% 5/15/15		819,000	894,355
			27,677,338
Chemicals – 0.83%
#Braskem Finance 144A 7.00% 5/7/20		1,999,000	2,121,439
Cytec Industries 8.95% 7/1/17		5,355,000	6,764,511
Dow Chemical 8.55% 5/15/19		7,985,000	10,098,733
duPont (E.I.) deNemours 3.625% 1/15/21		3,855,000	3,924,776
			22,909,459
Commercial Banks – 4.94%
AgriBank 9.125% 7/15/19		4,545,000	5,646,263
#Bank Nederlandse Gemeenten 144A 1.75% 10/6/15		4,660,000	4,635,885
BB&T 5.25% 11/1/19		12,274,000	13,235,655
City National 5.25% 9/15/20		4,185,000	4,275,312
City National Capital Trust I 9.625% 2/1/40		4,845,000	5,045,525
@#CoBank ACB 144A 7.875% 4/16/18		3,425,000	3,980,871
Export-Import Bank of Korea
5.875% 1/14/15		755,000	845,401
#144A 5.25% 2/10/14		5,295,000	5,769,035
KeyBank 6.95% 2/1/28		7,115,000	7,516,271
KFW 10.00% 5/15/12	BRL	6,575,000	3,976,872
Korea Development Bank
4.375% 8/10/15		1,480,000	1,571,670
8.00% 1/23/14		6,175,000	7,228,591
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		2,100,000	2,251,211
•National City Bank 0.663% 6/7/17		2,140,000	1,924,776
Oesterreichische Kontrollbank 1.75% 10/5/15		3,375,000	3,384,345
PNC Bank 6.875% 4/1/18		5,900,000	6,941,970
PNC Funding
5.125% 2/8/20		3,100,000	3,362,266
5.25% 11/15/15		4,665,000	5,187,111
5.625% 2/1/17		2,163,000	2,364,884
•#Rabobank Nederland 144A 11.00% 12/29/49		8,700,000	11,343,485
Silicon Valley Bank
5.70% 6/1/12		2,150,000	2,239,124
6.05% 6/1/17		5,515,000	5,820,117
U.S. Bank North America 4.95% 10/30/14		1,205,000	1,334,538
•USB Capital IX 6.189% 10/29/49		6,520,000	5,183,400
Wachovia
5.25% 8/1/14		1,645,000	1,789,622
5.625% 10/15/16		8,890,000	9,902,846
•Wells Fargo Capital XIII 7.70% 12/29/49		4,270,000	4,451,475
Zions Bancorporation
5.50% 11/16/15		3,365,000	3,326,195
7.75% 9/23/14		1,400,000	1,484,699
			136,019,415
Commercial Services & Supplies – 1.28%
Allied Waste North America
6.875% 6/1/17		5,655,000	6,250,115
7.125% 5/15/16		5,135,000	5,507,241
#Brambles USA 144A
3.95% 4/1/15		2,365,000	2,455,168
5.35% 4/1/20		6,695,000	7,186,701
International Lease Finance 6.625% 11/15/13		3,212,000	3,236,090
Yale University 2.90% 10/15/14		10,045,000	10,644,416
			35,279,731
Computers & Peripherals – 0.14%
#Seagate Technology International 144A 10.00% 5/1/14		3,330,000	3,946,050
			3,946,050
Diversified Financial Services – 2.95%
Bank of America
3.70% 9/1/15		1,365,000	1,380,584
5.625% 7/1/20		2,670,000	2,826,694
6.10% 6/15/17		3,960,000	4,239,010
#CDP Financial 144A
4.40% 11/25/19		6,515,000	6,953,166
5.60% 11/25/39		4,995,000	5,632,652
General Electric Capital
4.375% 9/16/20		1,355,000	1,362,741
6.00% 8/7/19		21,466,000	24,195,317
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,600,000	1,088,000
JPMorgan Chase
4.40% 7/22/20		1,955,000	2,006,102
•4.99% 6/21/12	AUD	2,600,000	2,472,617
5.875% 6/13/16		1,115,000	1,264,426
6.00% 10/1/17		9,260,000	10,526,314
7.00% 6/28/17	RUB	104,000,000	3,228,413
JPMorgan Chase Capital XXV 6.80% 10/1/37		7,749,000	7,900,656
•#USB Realty 144A 6.091% 12/29/49		8,400,000	6,258,000
			81,334,692
Diversified Telecommunication Services – 3.43%
AT&T
6.50% 9/1/37		7,100,000	8,242,383
6.70% 11/15/13		55,000	63,728
#144A 5.35% 9/1/40		4,350,000	4,386,792
#Crown Castle Towers 144A 4.883% 8/15/20		20,890,000	21,624,492
Qwest 8.375% 5/1/16		12,470,000	14,808,125
Telecom Italia Capital
5.25% 10/1/15		12,953,000	13,993,437
6.175% 6/18/14		4,485,000	4,950,139
Telefonica Emisiones
5.134% 4/27/20		4,165,000	4,539,867
6.421% 6/20/16		6,345,000	7,445,838
Verizon Communications 6.40% 2/15/38		12,565,000	14,582,763
			94,637,564
Electric Utilities – 3.60%
#American Transmission Systems 144A 5.25% 1/15/22		5,065,000	5,614,461
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		6,215,000	7,364,775
CMS Energy 6.55% 7/17/17		2,270,000	2,452,133
Commonwealth Edison
4.00% 8/1/20		8,700,000	9,138,410
5.80% 3/15/18		775,000	907,970
Duke Energy 5.05% 9/15/19		1,715,000	1,911,747
Duke Energy Carolinas 5.30% 2/15/40		2,365,000	2,584,394
#Enel Finance International 144A 3.875% 10/7/14		665,000	697,521
Exelon Generation
4.00% 10/1/20		6,170,000	6,189,157
5.75% 10/1/41		2,040,000	2,053,852
Florida Power 5.65% 6/15/18		4,250,000	5,021,078
Illinois Power 9.75% 11/15/18		12,780,000	17,149,444
Indiana Michigan Power 7.00% 3/15/19		2,085,000	2,564,404
Jersey Central Power & Light 5.625% 5/1/16		2,415,000	2,740,402
#Korea Electric Power 144A 3.00% 10/5/15		3,225,000	3,227,080
Oncor Electric Delivery
7.00% 9/1/22		2,225,000	2,801,012
#144A 5.25% 9/30/40		1,020,000	1,042,889
Pennsylvania Electric 5.20% 4/1/20		7,090,000	7,760,969
PPL Electric Utilities 7.125% 11/30/13		3,008,000	3,530,814
Public Service Electric & Gas 3.50% 8/15/20		3,225,000	3,308,379
Public Service Oklahoma 5.15% 12/1/19		5,440,000	5,962,577
Virginia Electric & Power 3.45% 9/1/22		5,140,000	5,153,863
			99,177,331
Energy Equipment & Services – 1.33%
Noble Holding International 4.90% 8/1/20		11,620,000	12,518,726
Pride International
6.875% 8/15/20		10,525,000	11,511,719
8.50% 6/15/19		2,110,000	2,458,150
Weatherford International 9.625% 3/1/19		2,620,000	3,423,085
Weatherford International Bermuda
5.125% 9/15/20		2,955,000	3,026,700
6.75% 9/15/40		3,415,000	3,571,062
			36,509,442
Food & Staples Retailing – 0.42%
#◆CVS Pass Through Trust 144A 8.353% 7/10/31		6,622,269	8,229,772
#Woolworths 144A 4.00% 9/22/20		3,260,000	3,329,379
			11,559,151
Food Products – 0.64%
Kraft Foods 5.375% 2/10/20		15,790,000	17,671,078
			17,671,078
Gas Utilities – 0.29%
#SEMCO Energy 144A 5.15% 4/21/20		7,295,000	7,990,199
			7,990,199
Health Care Equipment & Supplies – 1.73%
Baxter International 4.50% 8/15/19		8,455,000	9,403,845
CareFusion 6.375% 8/1/19		12,070,000	14,385,425
Covidien International Finance 4.20% 6/15/20		8,095,000	8,645,015
Hospira 6.40% 5/15/15		5,510,000	6,392,035
Zimmer Holdings 4.625% 11/30/19		8,220,000	8,875,019
			47,701,339
Health Care Providers & Services – 0.53%
Medco Health Solutions
4.125% 9/15/20		5,910,000	5,996,635
7.125% 3/15/18		6,905,000	8,492,583
			14,489,218
Hotels, Restaurants & Leisure – 0.05%
Wyndham Worldwide 5.75% 2/1/18		1,495,000	1,501,953
			1,501,953
Insurance – 0.88%
MetLife
4.75% 2/8/21		795,000	845,149
6.40% 12/15/36		50,000	47,000
6.817% 8/15/18		7,889,000	9,532,713
•#MetLife Capital Trust X 144A 9.25% 4/8/38		7,415,000	8,786,775
Prudential Financial 3.875% 1/14/15		4,700,000	4,942,309
@=#‡◆Twin Reefs Pass Through Trust 144A 0.00% 12/31/49		2,600,000	0
			24,153,946
Life Sciences Tools & Services – 0.43%
Life Technologies
4.40% 3/1/15		545,000	581,943
6.00% 3/1/20		9,975,000	11,320,488
			11,902,431
Media – 3.25%
Comcast 5.90% 3/15/16		9,360,000	10,824,849
#Cox Communications 144A
6.25% 6/1/18		3,315,000	3,827,807
6.45% 12/1/36		2,360,000	2,597,187
6.95% 6/1/38		2,355,000	2,760,220
DIRECTV Holdings/Financing
4.60% 2/15/21		6,535,000	6,729,194
7.625% 5/15/16		9,950,000	11,107,036
#NBC Universal 144A
4.375% 4/1/21		8,445,000	8,565,780
5.15% 4/30/20		8,195,000	8,866,834
Shaw Communications 6.75% 11/9/39	CAD	2,672,000	2,743,650
Time Warner Cable 8.25% 4/1/19		10,170,000	13,151,398
#Videotron 144A 7.125% 1/15/20	CAD	3,643,000	3,629,191
#Vivendi 144A
5.75% 4/4/13		8,895,000	9,689,252
6.625% 4/4/18		4,483,000	5,209,802
			89,702,200
Metals & Mining – 1.43%
Alcoa 6.15% 8/15/20		4,245,000	4,372,520
ArcelorMittal 9.85% 6/1/19		8,100,000	10,427,097
Cliffs Natural Resources
4.80% 10/1/20		4,650,000	4,729,231
6.25% 10/1/40		2,525,000	2,506,227
Freeport McMoRan Copper & Gold 8.375% 4/1/17		2,375,000	2,654,452
Reliance Steel & Aluminum 6.85% 11/15/36		3,177,000	3,190,165
Teck Resources
9.75% 5/15/14		3,013,000	3,717,699
10.25% 5/15/16		798,000	970,639
Vale Overseas
6.875% 11/21/36		3,976,000	4,552,353
6.875% 11/10/39		2,010,000	2,313,432
			39,433,815
Multiline Retail – 0.16%
Macy's Retail Holdings 5.90% 12/1/16		4,034,000	4,316,380
			4,316,380
Multi-Utilities – 0.16%
CMS Energy
4.25% 9/30/15		1,845,000	1,870,144
8.75% 6/15/19		2,035,000	2,440,005
			4,310,149
Oil, Gas & Consumable Fuels – 5.09%
Anadarko Petroleum 6.375% 9/15/17		5,210,000	5,749,318
Chesapeake Energy 9.50% 2/15/15		2,835,000	3,295,688
•Enbridge Energy Partners 8.05% 10/1/37		3,450,000	3,521,353
Energy Transfer Partners 9.70% 3/15/19		7,140,000	9,486,904
#ENI 144A 4.15% 10/1/20		4,545,000	4,614,902
Enterprise Products Operating
5.20% 9/1/20		6,680,000	7,247,513
•7.034% 1/15/68		1,740,000	1,733,734
9.75% 1/31/14		4,810,000	5,894,910
Kinder Morgan Energy Partners
5.30% 9/15/20		4,030,000	4,351,505
6.55% 9/15/40		1,105,000	1,212,816
9.00% 2/1/19		5,668,000	7,391,758
#Lukoil International Finance 144A 7.25% 11/5/19		454,000	497,130
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		4,340,000	4,636,578
6.70% 9/15/19		5,095,000	5,599,594
Nexen 7.50% 7/30/39		11,508,000	14,186,993
Noble Energy 8.25% 3/1/19		11,315,000	14,742,086
Petrobras International Finance
5.75% 1/20/20		1,090,000	1,212,129
5.875% 3/1/18		430,000	479,963
Plains All American Pipeline 8.75% 5/1/19		6,076,000	7,723,981
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		2,720,000	2,974,777
Total Capital
2.30% 3/15/16		5,090,000	5,115,430
4.45% 6/24/20		1,500,000	1,644,723
TransCanada Pipelines
3.80% 10/1/20		3,950,000	4,045,132
•6.35% 5/15/67		6,300,000	5,898,249
Transocean 6.50% 11/15/20		5,520,000	6,023,021
#Woodside Finance 144A
4.50% 11/10/14		2,724,000	2,925,838
8.125% 3/1/14		6,916,000	8,140,526
			140,346,551
Paper & Forest Products – 0.59%
International Paper 9.375% 5/15/19		10,575,000	13,740,341
#Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		2,458,000	2,599,335
			16,339,676
Pharmaceuticals – 1.05%
Abbott Laboratories 4.125% 5/27/20		6,375,000	6,952,033
Pfizer 6.20% 3/15/19		8,590,000	10,594,468
#Roche Holdings 144A 6.00% 3/1/19		9,395,000	11,401,067
			28,947,568
Real Estate Investment Trusts – 0.83%
Developers Diversified Realty
7.50% 4/1/17		1,020,000	1,061,224
7.875% 9/1/20		5,695,000	5,911,057
#Digital Realty Trust 144A 5.875% 2/1/20		2,275,000	2,422,966
Liberty Property 4.75% 10/1/20		2,055,000	2,073,637
ProLogis
6.25% 3/15/17		3,085,000	3,034,027
7.375% 10/30/19		4,100,000	4,144,403
Regency Centers
4.80% 4/15/21		1,740,000	1,737,564
5.875% 6/15/17		2,261,000	2,458,525
			22,843,403
Road & Rail – 0.91%
Burlington Northern Santa Fe
3.60% 9/1/20		1,295,000	1,313,888
4.70% 10/1/19		7,990,000	8,791,916
5.65% 5/1/17		1,015,000	1,172,730
Canadian Pacific Railway 4.45% 3/15/23		3,690,000	3,774,302
#ERAC USA Finance 144A 5.25% 10/1/20		9,410,000	10,070,403
			25,123,239
Semiconductors & Semiconductor Equipment – 0.24%
National Semiconductor
3.95% 4/15/15		1,755,000	1,842,924
6.60% 6/15/17		4,015,000	4,686,561
			6,529,485
Software – 0.49%
#Oracle 144A 3.875% 7/15/20		2,850,000	2,989,553
Symantec 4.20% 9/15/20		10,560,000	10,623,867
			13,613,420
Wireless Telecommunication Services – 0.79%
America Movil 5.00% 3/30/20		7,045,000	7,633,518
American Tower 5.05% 9/1/20		7,415,000	7,609,169
#MTS International Funding 144A 8.625% 6/22/20		1,497,000	1,721,550
Rogers Communications 6.68% 11/4/39	CAD	1,678,000	1,828,203
Sprint Nextel 6.00% 12/1/16		2,875,000	2,853,438
			21,645,878
Total Corporate Bonds (Cost $1,058,149,717)			1,135,060,571
Municipal Bonds – 0.14%
Mississippi Home Corporation Single Family Mortgage Taxable Revenue Series G Class 3
6.93% 11/1/23 (GNMA) (FNMA)		17,586	17,599
New York Sales Tax Asset Receivables Series B 4.66% 10/15/14 (NATL-RE) (FGIC)		400,000	435,632
Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	3,416,117
Total Municipal Bonds (Cost $3,326,646)			3,869,348
Non-Agency Asset-Backed Securities – 8.38%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.207% 10/6/21		3,475,000	3,472,459
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14		1,980,000	2,000,624
•#Ally Master Owner Trust Series 2010-1 A 144A 2.006% 1/15/15		3,635,000	3,708,943
•American Express Credit Account Master Trust Series 2010-1 B 0.856% 11/16/15		1,915,000	1,914,795
•American Express Issuance Trust Series 2005-2 A 0.326% 8/15/13		2,000,000	1,996,823
#Bank of America Auto Trust 144A
Series 2009-2A A4 3.03% 10/15/16		2,115,000	2,200,454
Series 2009-3A A4 2.67% 12/15/16		1,395,000	1,448,443
•Bank of America Credit Card Trust
Series 2006-A15 A15 0.256% 4/15/14		6,250,000	6,234,883
Series 2008-A5 A5 1.456% 12/16/13		39,135,000	39,447,716
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.286% 3/17/14		1,980,000	1,977,809
•Series 2006-A11 A11 0.346% 6/17/19		3,460,000	3,340,212
Series 2007-A7 A7 5.75% 7/15/20		6,160,000	7,330,120
Series 2008-A3 A3 5.05% 2/15/16		1,750,000	1,922,495
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		3,285,000	3,327,458
Series 2010-VT1 A3 2.41% 5/15/13		1,845,000	1,863,883
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.906% 7/15/13		2,375,000	2,352,411
Series 2005-A7 A7 4.75% 10/22/12		300,000	300,722
•Series 2006-C1 C1 0.656% 2/20/15		5,000,000	4,812,459
Series 2007-A3 A3 6.15% 6/15/39		6,815,000	9,061,424
•Series 2009-A1 A1 2.006% 3/17/14		4,760,000	4,867,583
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		7,700,000	8,358,394
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		90,000	90,927
Series 2006-3 A5 5.948% 11/25/36		4,700,000	3,986,366
CNH Equipment Trust
•Series 2007-A A4 0.296% 9/17/12		605,398	605,237
Series 2008-A A3 4.12% 5/15/12		99,140	99,292
Series 2008-A A4A 4.93% 8/15/14		2,020,000	2,077,704
Series 2008-B A3A 4.78% 7/16/12		418,707	421,294
Series 2009-C A3 1.85% 12/16/13		1,490,000	1,507,711
Series 2009-C A4 3.00% 8/17/15		4,495,000	4,707,998
Series 2010-A A4 2.49% 1/15/16		5,710,000	5,908,186
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		20,805,000	24,741,795
•Series 2007-A2 A2 0.632% 6/15/15		2,505,000	2,502,778
Series 2008-A4 A4 5.65% 12/15/15		5,600,000	6,275,315
•Series 2009-A1 A1 1.56% 12/15/14		4,440,000	4,511,940
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		10,496,000	10,560,382
#Ford Credit Auto Lease Trust Series 2009-A A3 144A 3.71% 1/15/14		4,581,757	4,647,443
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16		1,835,000	1,869,347
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.81% 9/15/14		2,200,000	2,236,928
#Series 2010-1 A 144A 1.91% 12/15/14		3,945,000	4,026,516
General Electric Capital Credit Card Master Note Trust
Series 2009-2 A 3.69% 7/15/15		10,000,000	10,486,607
Series 2009-3 A 2.54% 9/15/14		4,005,000	4,076,687
•#Golden Credit Card Trust Series 2008-3 A 144A 1.256% 7/15/17		4,700,000	4,726,438
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12		299,587	302,064
Series 2009-4 A3 1.87% 2/15/14		1,145,000	1,156,854
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		66,988	67,182
Series 2010-B A3 0.97% 4/15/15		4,850,000	4,860,158
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		4,040,000	4,158,355
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.606% 10/15/14		2,345,000	2,332,180
•Merrill Auto Trust Securitization Series 2007-1 A4 0.32% 12/15/13		1,367,260	1,362,473
Mid-State Trust Series 11 A1 4.864% 7/15/38		652,345	656,825
=#Sail NIM Series 2003-10A A 144A 7.50% 10/27/33		65,901	0
Volkswagon Auto Lease Trust Series 2009-A A2 2.87% 7/15/11		460,719	461,501
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		1,227,710	1,243,658
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13		2,465,000	2,486,188
Total Non-Agency Asset-Backed Securities (Cost $222,333,792)			231,094,439
Non-Agency Collateralized Mortgage Obligations – 2.05%
•ARM Trust Series 2005-10 3A11 5.343% 1/25/36		2,831,395	2,474,214
Bank of America Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34		804,653	815,087
Series 2004-11 1CB1 6.00% 12/25/34		2,840,946	2,661,120
Series 2005-9 5A1 5.50% 10/25/20		2,100,213	2,175,857
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.84% 5/25/33		6,374	4,579
Series 2004-L 4A1 5.126% 1/25/35		1,694,001	1,694,923
•@Bear Stearns Alternative A Trust Series 2006-R1 2E13 4.405% 8/25/36		842,304	252,543
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		1,425,796	1,468,119
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		1,667,763	1,656,562
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.721% 8/25/37		299,618	236,646
Countrywide Alternative Loan Trust
Series 2005-57CB 4A3 5.50% 12/25/35		2,462,938	2,100,645
Series 2005-85CB 2A2 5.50% 2/25/36		2,328,790	1,882,046
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		2,207,309	2,065,907
•Series 2006-HYB1 3A1 5.00% 3/20/36		2,029,013	1,193,699
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		187,370	194,802
First Horizon Asset Securities
Series 2006-3 1A11 6.25% 11/25/36		3,016,578	3,058,810
•Series 2007-AR2 1A1 5.785% 8/25/37		594,716	462,717
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		361,049	364,093
•Series 1999-3 A 8.00% 8/19/29		658,469	627,802
Series 2005-RP1 1A3 8.00% 1/25/35		1,759,567	1,765,838
Series 2005-RP1 1A4 8.50% 1/25/35		1,446,213	1,403,993
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.686% 4/25/36		3,729,000	3,219,846
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		837,317	812,707
Series 2006-1 1A3 5.50% 2/25/36		669,182	613,713
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33		215,023	219,124
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		232,779	216,284
Series 2005-6 7A1 5.356% 6/25/35		1,042,533	940,662
Series 2006-2 4A1 4.978% 2/25/36		1,198,235	1,137,898
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		1,485,891	1,499,881
Series 2005-2 1A4 8.00% 5/25/35		1,811,390	1,711,104
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		1,007,200	992,494
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.799% 2/25/35		416,308	290,090
•Residential Funding Mortgage Securities I Series 2006-SA2 3A2 5.845% 8/25/36		319,214	30,758
•Structured ARM Loan Trust
Series 2004-3AC A2 2.675% 3/25/34		209,389	208,848
Series 2006-5 5A4 5.444% 6/25/36		581,091	109,369
•Structured Asset Securities Series 2002-22H 1A 6.951% 11/25/32		213,687	216,570
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		1,857,651	1,929,134
Series 2004-CB3 1A 6.00% 10/25/34		52,075	53,042
Wells Fargo Mortgage Backed Securities Trust
Series 2005-7 A2 5.25% 9/25/35		1,726,506	1,254,369
Series 2005-18 1A1 5.50% 1/25/36		2,194,075	2,087,359
Series 2006-7 2A1 6.00% 6/25/36		5,629,337	5,315,952
•Series 2006-AR19 A1 5.492% 12/25/36		2,490,511	2,275,543
Series 2007-13 A7 6.00% 9/25/37		2,954,746	2,786,059
Total Non-Agency Collateralized Mortgage Obligations (Cost $61,146,160)			56,480,808
Regional Bonds – 1.77%∆
Australia – 0.80%
New South Wales Treasury 6.00% 5/1/20	AUD	20,124,000	20,110,157
Queensland Treasury 6.00% 6/14/21	AUD	1,947,000	1,965,731
			22,075,888
Canada – 0.97%
British Columbia Province 2.85% 6/15/15		3,400,000	3,619,688
Nova Scotia Province 2.375% 7/21/15		11,275,000	11,617,546
Ontario Province
1.875% 9/15/15		3,035,000	3,061,225
4.40% 6/2/19	CAD	428,000	446,756
4.40% 4/14/20		3,635,000	4,027,827
Quebec Province
3.50% 7/29/20		582,000	597,481
4.50% 12/1/19	CAD	401,000	419,735
4.60% 5/26/15		2,655,000	3,010,916
			26,801,174
Total Regional Bonds (Cost $45,690,244)			48,877,062
«Senior Secured Loans – 0.30%
Ford Motor Term Tranche Loan B 3.03% 12/15/13		2,483,707	2,436,492
Texas Competitive Electric Holdings Term Loan B2 3.941% 10/10/14		7,294,338	5,683,091
Total Senior Secured Loans (Cost $7,552,259)			8,119,583
Sovereign Bonds – 4.53%∆
Australia – 0.90%
Australian Government
4.50% 4/15/20	AUD	20,234,000	18,859,856
6.00% 2/15/17	AUD	5,850,000	5,988,429
			24,848,285
Brazil – 0.22%
Brazilian Government International Bonds
7.125% 1/20/37		2,180,000	2,877,600
8.875% 10/14/19		2,180,000	3,079,250
			5,956,850
Canada – 0.26%
Export Development Canada 3.125% 4/24/14		6,750,000	7,243,769
			7,243,769
Chile – 0.08%
Chile Government International Bond 5.50% 8/5/20	CLP	948,000,000	2,086,031
			2,086,031
Indonesia – 0.59%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	29,990,000,000	4,033,119
11.00% 11/15/20	IDR	57,580,000,000	8,001,627
12.80% 6/15/21	IDR	27,500,000,000	4,227,836
			16,262,582
Japan – 0.26%
Japan Finance 1.875% 9/24/15		7,000,000	7,069,811
			7,069,811
Norway – 1.88%
Eksportfinans
3.00% 11/17/14		4,810,000	5,076,609
5.50% 5/25/16		11,775,000	13,768,908
#Kommunalbanken 144A 1.75% 10/5/15		6,200,000	6,202,356
Norwegian Government
4.25% 5/19/17	NOK	30,010,000	5,527,097
4.50% 5/22/19	NOK	68,156,000	12,815,901
5.00% 5/15/15	NOK	45,341,000	8,513,227
			51,904,098
Philippines – 0.03%
Philippine Government International Bond 4.95% 1/15/21	PHP	42,000,000	982,868
			982,868
Republic of Korea – 0.08%
#Korea Expressway 144A 4.50% 3/23/15		2,000,000	2,111,918
			2,111,918
Sweden – 0.23%
Svensk Exportkredit 3.25% 9/16/14		5,860,000	6,253,206
			6,253,206
Total Sovereign Bonds (Cost $115,328,111)			124,719,418
Supranational Banks – 0.92%
European Investment Bank
6.125% 1/23/17	AUD	2,138,000	2,091,785
9.00% 12/21/18	ZAR	23,400,000	3,552,401
Inter-American Development Bank
4.25% 9/14/15		2,465,000	2,786,369
5.375% 5/27/14	AUD	5,703,000	5,513,058
International Bank for Reconstruction & Development
2.375% 5/26/15		2,460,000	2,577,566
5.375% 12/15/14	NZD	298,000	228,291
5.75% 10/21/19	AUD	2,300,000	2,243,409
7.50% 7/30/14	NZD	7,920,000	6,479,933
Total Supranational Banks (Cost $22,477,520)			25,472,812
U.S. Treasury Obligations – 12.35%
U.S. Treasury Bond 4.375% 5/15/40		24,895,000	27,964,230
U.S. Treasury Notes
1.25% 8/31/15		120,795,000	120,776,155
1.25% 9/30/15		78,725,000	78,614,313
2.625% 8/15/20		111,935,000	113,001,853
Total U.S. Treasury Obligations (Cost $336,798,106)			340,356,551
		Number of
		Shares
•Preferred Stock – 0.21%
PNC Financial Services Group 8.25%		5,270,000	5,650,441
Total Preferred Stock (Cost $4,858,099)			5,650,441
		Principal
		Amount¡
Certificates of Deposit – 1.81%
Bank of Montreal Chicago 0.20% 10/1/10		25,000,000	24,999,953
Bank of Nova Scotia Housing 0.25% 11/23/10		25,000,000	25,000,372
Total Certificates of Deposit (Cost $50,000,000)			50,000,325
≠Discounted Commercial Paper – 11.95%
Abbey National North America 0.21% 10/12/10		25,890,000	25,888,447
Allianz Finance 0.22% 11/1/10		36,542,000	36,534,497
Danske
0.285% 10/12/10		8,360,000	8,359,415
0.40% 10/4/10		30,000,000	29,999,301
Deutsche Bank Financial 0.16% 10/1/10		30,000,000	30,000,000
Eksportfinans 0.24% 11/10/10		35,000,000	34,990,554
HSBC USA 0.20% 10/1/10		15,000,000	14,999,925
KFW 0.17% 10/5/10		6,620,000	6,619,853
Nordea North America 0.22% 11/9/10		25,000,000	24,993,418
Novartis Finance 0.20% 10/1/10		16,965,000	16,964,915
Societe Generale North America 0.15% 10/1/10		30,000,000	30,000,000
UBS Finance Delaware 0.19% 10/1/10		30,000,000	30,000,000
University of Chicago 0.30% 10/5/10		10,000,000	9,999,700
Wal-Mart Stores 0.22% 11/8/10		30,000,000	29,994,216
Total Discounted Commercial Paper (Cost $329,343,971)			329,344,241
		Number of
		Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund		594,634	594,634
Total Short-Term Investment (Cost $594,634)			594,634
Total Value of Securities – 111.31%
(Cost $2,928,203,355)			3,067,904,551
Liabilities Net of Receivables and Other Assets (See Notes) – (11.31%)z			(311,679,037)
Net Assets Applicable to 194,234,322 Shares Outstanding – 100.00%			$2,756,225,514

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

∆Securities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
‡Non-income producing security. Security is currently in default.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2010.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $4,233,414, which represented 0.15% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $342,061,075, which represented 12.41% of the Fund’s net assets. See Note 4 in "Notes."
zOf this amount, $373,691,457 represents payable for securities purchased and $41,551,182 represents receivable for securities sold as of September 30, 2010.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
∞Fully or partially pledged as collateral for futures contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
BOA – Bank of America Securities
CMB – Chase Manhattan Bank
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
GSC – Goldman Sachs & Co.
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HKSB – Hong Kong Shanghai Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley & Co.
NATL-RE – Insured by the National Public Finance Guarantee Corporation
NIM – Net Interest Margin
REMIC – Real Estate Mortgage Investment Conduits
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts and futures contract were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts

		Unrealized
		Appreciation
Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BCLY	CAD (3,017,532)	USD 2,903,847	10/29/10	$(27,028)
BCLY	GBP (5,232,051)	USD 8,100,000	10/29/10	(117,503)
BOA	AUD (13,626,007)	USD 12,456,487	10/29/10	(667,704)
BOA	CAD (5,847,095)	USD 5,640,865	10/29/10	(38,314)
BOA	EUR 9,796	USD (12,469)	10/29/10	884
BOA	MXN 70,646,000	USD (5,410,792)	10/29/10	182,266
BOA	NOK (61,089,283)	USD 9,841,412	10/29/10	(532,492)
CMB	BRL 3,710,705	USD (2,133,202)	10/29/10	44,141
CMB	CLP 1,067,580,000	USD (2,141,585)	10/29/10	69,733
CMB	EUR (1,608,035)	USD 2,050,244	10/29/10	(141,596)
CMB	MYR 22,050,155	USD (7,080,975)	10/29/10	47,420
CMB	NZD (9,119,486)	USD 6,575,149	10/29/10	(102,627)
CMB	TRY 1,626,372	USD (1,065,775)	10/28/10	53,095
GSC	CAD 2,496,186	USD (2,404,850)	10/29/10	19,651
GSC	NOK(41,388,711)	USD 6,688,004	10/29/10	(340,438)
HKSB	AUD 810,984	USD (740,810)	10/29/10	40,308
HKSB	CAD 613,090	USD (590,327)	10/29/10	5,156
HKSB	EUR (7,521,955)	USD 9,582,820	10/29/10	(670,020)
HKSB	NOK (8,398,092)	USD 1,354,498	10/29/10	(71,627)
MSC	AUD (36,228,077)	USD 33,130,214	10/29/10	(1,763,661)
MSC	CAD (1,279,345)	USD 1,233,698	10/29/10	(8,907)
MSC	EUR 7,623,234	USD (9,718,785)	10/29/10	672,104
MSC	KRW 1,262,180,000	USD (1,076,486)	10/29/10	29,134
MSC	MYR (21,673,511)	USD 6,959,129	10/29/10	(47,504)
MSC	NOK (15,100,098)	USD 2,436,345	10/29/10	(127,885)
MSC	TRY 1,569,776	USD (1,029,699)	10/28/10	50,235
				$(3,443,179)

Futures Contract

Contract	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Depreciation
(497) U.S. Treasury 5 yr Notes	$(59,383,206)	$(60,070,992)	12/31/10	$687,786

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Bond Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. U.S. government and agency securities are valued at the mean between the bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,929,371,826
Aggregate unrealized appreciation	$149,292,507
Aggregate unrealized depreciation	(10,759,782)
Net unrealized appreciation	$138,532,725

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$973,094,689	$11,489,357	$984,584,046
Corporate Debt	-	1,150,806,482	3,629,191	1,154,435,673
Foreign Debt	-	196,983,261	2,086,031	199,069,292
Municipal Bonds	-	3,869,348	-	3,869,348
U.S. Treasury Obligations	-	340,356,551	-	340,356,551
Short-Term	594,634	379,344,566	-	379,939,200
Preferred Stock	-	5,650,441	-	5,650,441
Total	$594,634	$3,050,105,338	$17,204,579	$3,067,904,551

Foreign Currency Exchange Contracts	$-	$(3,443,179)	$-	$(3,443,179)
Futures Contracts	$(687,786)	$-	$-	$(687,786)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset
	Backed and
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt	Total
Balance as of 12/31/09	$12,684,267	$-	$15,042,142	$27,726,409
Net realized loss	(2,759,233)	-	(556,611)	(3,315,844)
Purchases	6,720,275	3,536,987	1,811,061	12,068,323
Sales	(4,793,624)	-	(10,619,819)	(15,413,443)
Transfers out of Level 3	(3,475,000)	-	(3,729,402)	(7,204,402)
Net change in unrealized
appreciation/depreciation	3,112,672	92,204	138,660	3,343,536
Balance as of 9/30/10	$11,489,357	$3,629,191	$2,086,031	$17,204,579

Net change in unrealized
appreciation/depreciation
from investments
still held as of 9/30/10	$122,508	$92,204	$274,970	$489,682

During the period ended September 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $7,204,402 for the Fund. This was due to the Fund's pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of September 30, 2010 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$-	Liabilities net of receivables and other assets	$(3,443,179)

Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	-	Liabilities net of receivables and other assets	(687,786)
Total		$-		$(4,130,965)

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2010 was as follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies/unrealized appreciation/depreciation of investments and foreign currencies	$(4,895,142)	$(2,531,995)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts/unrealized appreciation/depreciation of investments and foreign currencies	2,295,608	(7,212,007)
Total		$(2,599,534)	$(9,744,002)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2010, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Special Opportunities Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.57%
Aerospace & Defense – 1.82%
†Alliant Techsystems	46,500	$3,506,100
Goodrich	90,200	6,650,446
		10,156,546
Auto Components – 2.74%
†Borg Warner	121,000	6,367,020
Johnson Controls	292,000	8,906,000
		15,273,020
Capital Markets – 2.14%
Federated Investors Class B	158,700	3,612,012
Northern Trust	83,500	4,028,040
Raymond James Financial	169,650	4,297,235
		11,937,287
Chemicals – 7.32%
Celanese Class A	238,800	7,665,480
Cytec Industries	237,200	13,373,336
FMC	189,500	12,963,695
†Solutia	429,800	6,885,396
		40,887,907
Commercial Banks – 4.51%
Associated Banc-Corp	175,900	2,320,121
BancorpSouth	215,800	3,060,044
Bank of Hawaii	184,500	8,287,740
First Horizon National	491,799	5,611,425
Regions Financial	455,300	3,310,031
Zions Bancorp	120,500	2,573,880
		25,163,241
Commercial Services & Supplies – 1.18%
Brink's	126,000	2,898,000
Donnelley (R.R.) & Sons	217,200	3,683,712
		6,581,712
Communications Equipment – 0.59%
†Polycom	119,900	3,270,872
		3,270,872
Construction & Engineering – 1.19%
KBR	269,800	6,647,872
		6,647,872
Containers & Packaging – 2.41%
†Crown Holdings	245,300	7,030,298
†Owens-Illinois	229,800	6,448,188
		13,478,486
Diversified Consumer Services – 1.00%
@Service International	649,700	5,600,414
		5,600,414
Electric Utilities – 2.06%
Edison International	175,600	6,038,884
PPL	200,300	5,454,169
		11,493,053
Electrical Equipment – 2.51%
Regal-Beloit	101,000	5,927,690
Rockwell Automation	130,600	8,061,938
		13,989,628
Electronic Equipment, Instruments & Components – 1.81%
†Agilent Technologies	144,700	4,828,639
†Avnet	196,300	5,302,063
		10,130,702
Energy Equipment & Services – 2.30%
ENSCO ADR	174,200	7,791,966
†Rowan	165,400	5,021,544
		12,813,510
Food Products – 2.06%
Del Monte Foods	454,800	5,962,428
†Smithfield Foods	155,000	2,608,650
Tyson Food Class A	181,900	2,914,038
		11,485,116
Gas Utilities – 1.03%
EQT	108,200	3,901,692
Questar	105,500	1,849,415
		5,751,107
Health Care Equipment & Supplies – 0.98%
Becton Dickinson	74,000	5,483,400
		5,483,400
Health Care Providers & Services – 2.71%
McKesson	138,300	8,544,174
Universal Health Services Class B	169,300	6,578,998
		15,123,172
Hotels, Restaurants & Leisure – 0.53%
Starwood Hotels & Resorts Worldwide	56,000	2,942,800
	2,942,800
Household Durables – 2.21%
DR Horton	178,233	1,981,951
Fortune Brands	86,400	4,253,472
Newell Rubbermaid	308,600	5,496,166
†Pulte Group	66,397	581,638
		12,313,227
Insurance – 7.78%
American Financial Group	274,650	8,398,797
Berkley (W.R.)	381,850	10,336,680
HCC Insurance Holdings	185,700	4,844,913
Loews	82,400	3,122,960
Reinsurance Group of America	150,600	7,272,474
Stancorp Financial Group	79,700	3,028,600
Torchmark	121,000	6,429,940
		43,434,364
IT Services – 2.12%
Computer Sciences	123,400	5,676,400
†Fiserv	114,600	6,167,772
		11,844,172
Leisure Equipment & Products – 1.06%
Hasbro	132,500	5,897,575
		5,897,575
Life Sciences Tools & Services – 0.91%
†Thermo Fisher Scientific	106,100	5,080,068
		5,080,068
Machinery – 6.89%
Bucyrus International	100,200	6,948,870
Cummins	154,200	13,967,436
Eaton	47,000	3,877,030
Gardner Denver	127,500	6,844,200
Parker Hannifin	97,750	6,848,365
		38,485,901
Media – 0.53%
Meredith	89,500	2,981,245
		2,981,245
Metals & Mining – 2.13%
Cliffs Natural Resources	186,400	11,914,688
		11,914,688
Multiline Retail – 2.30%
†Dollar Tree	116,400	5,675,664
Macy's	247,700	5,719,393
†Saks	165,700	1,425,020
		12,820,077
Multi-Utilities – 2.44%
Public Service Enterprise Group	213,400	7,059,272
Wisconsin Energy	113,400	6,554,520
		13,613,792
Oil, Gas & Consumable Fuels – 7.80%
El Paso	480,200	5,944,876
†Forest Oil	238,300	7,077,510
†Newfield Exploration	274,500	15,767,279
QEP Resources	105,500	3,179,770
†Whiting Petroleum	83,700	7,994,187
Williams	188,500	3,602,235
		43,565,857
Personal Products – 1.74%
Herbalife	161,300	9,734,455
		9,734,455
Pharmaceuticals – 1.32%
†Watson Pharmaceutical	174,200	7,370,402
		7,370,402
Professional Services – 0.84%
Manpower	89,800	4,687,560
		4,687,560
Real Estate Investment Trusts – 3.74%
Boston Properties	65,300	5,427,736
Brandywine Realty Trust	367,500	4,501,875
Highwoods Properties	275,500	8,945,485
Kimco Realty	126,600	1,993,950
Simon Property Group	2	185
		20,869,231
Road & Rail – 2.72%
Canadian National Railway	112,100	7,176,642
CSX	144,900	8,015,868
		15,192,510
Semiconductors & Semiconductor Equipment – 0.38%
National Semiconductor	166,700	2,128,759
		2,128,759
Software – 2.50%
†Adobe Systems	101,900	2,664,685
†Compuware	541,500	4,618,995
†Synopsys	268,400	6,648,268
		13,931,948
Specialty Retail – 4.56%
American Eagle Outfitters	435,600	6,516,576
Gap	344,900	6,428,936
PETsMART	186,300	6,520,500
Tiffany & Co	127,800	6,005,322
		25,471,334
Textiles, Apparel & Luxury Goods – 1.08%
VF	74,100	6,003,582
		6,003,582
Tobacco – 1.63%
Reynolds American	152,900	9,080,731
		9,080,731
Total Common Stock (Cost $397,926,893)		544,631,323
	Principal
	Amount
	(U.S. $)
≠Discounted Commercial Paper – 1.23%
Societe Generale North America 0.15% 10/1/10	$6,865,000	6,865,000
Total Discounted Commercial Paper (Cost $6,865,000)		6,865,000
	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	104,400	104,400
Total Short-Term Investment (Cost $104,400)		104,400
Total Value of Securities – 98.82%
(Cost $404,896,293)		551,600,723
Receivables and Other Assets Net of Liabilities (See Notes) – 1.18%		6,563,001
Net Assets Applicable to 16,167,684 Shares Outstanding – 100.00%		$558,163,724

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $5,600,414, which represented 1.00% of the Fund’s net assets. See Note 3 in “Notes.”

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$404,915,367
Aggregate unrealized appreciation	$175,102,423
Aggregate unrealized depreciation	(28,417,067)
Net unrealized appreciation	$146,685,356

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $982,045 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$544,631,323	$ -	$544,631,323
Short-Term	104,400	6,865,000	6,969,400
Total	$544,735,723	$6,865,000	$551,600,723

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wells Fargo Intrinsic Value Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.47%
Aerospace & Defense – 4.92%
Boeing	144,000	$9,581,760
Northrop Grumman	163,000	9,882,690
		19,464,450
Beverages – 2.34%
Diageo ADR	134,000	9,247,340
		9,247,340
Capital Markets – 1.06%
Schwab (Charles)	301,900	4,196,410
		4,196,410
Chemicals – 2.30%
Dow Chemical	331,000	9,089,260
		9,089,260
Commercial Banks – 9.21%
Banco Santander ADR	839,000	10,621,740
East West Bancorp	355,965	5,795,110
M&T Bank	87,000	7,117,470
Mitsubishi UFJ Financial Group ADR	1,500,000	6,945,000
Zions Bancorp	280,000	5,980,800
		36,460,120
Computers & Peripherals – 7.23%
†Apple	59,000	16,741,250
†EMC	584,000	11,861,040
		28,602,290
Diversified Financial Services – 4.36%
Bank of America	580,000	7,603,800
JPMorgan Chase	254,000	9,669,780
		17,273,580
Electric Utilities – 2.18%
NextEra Energy	159,000	8,648,010
		8,648,010
Electronic Equipment, Instruments & Components – 0.17%
Molex Class A	39,340	687,663
		687,663
Energy Equipment & Services – 1.88%
†Weatherford International	434,300	7,426,530
		7,426,530
Food & Staples Retailing – 1.76%
Safeway	329,000	6,961,640
		6,961,640
Food Products – 8.91%
ConAgra Foods	422,000	9,258,680
Heinz (H. J.)	196,000	9,284,520
Hershey	185,000	8,804,150
Unilever	265,000	7,918,200
		35,265,550
Gas Utilities – 0.79%
Questar	177,500	3,111,575
		3,111,575
Health Care Equipment & Supplies – 5.26%
Baxter International	200,900	9,584,939
†Hospira	197,000	11,230,970
		20,815,909
Internet Software & Services – 2.51%
†eBay	408,000	9,955,200
		9,955,200
IT Services – 3.42%
International Business Machines	101,000	13,548,140
		13,548,140
Machinery – 5.03%
Deere	150,000	10,467,000
SPX	149,000	9,428,720
		19,895,720
Media – 2.62%
Time Warner	338,000	10,359,700
		10,359,700
Multiline Retail – 1.41%
Penney (J.C.)	205,500	5,585,490
		5,585,490
Multi-Utilities – 2.69%
Dominion Resources	244,000	10,653,040
		10,653,040
Oil, Gas & Consumable Fuels – 6.45%
ConocoPhillips	175,000	10,050,250
Hess	171,000	10,109,520
QEP Resources	177,500	5,349,850
		25,509,620
Pharmaceuticals – 4.56%
Abbott Laboratories	186,000	9,716,640
Lilly (Eli)	228,500	8,347,105
		18,063,745
Semiconductors & Semiconductor Equipment – 2.28%
Texas Instruments	333,000	9,037,620
		9,037,620
Software – 5.37%
†Intuit	205,000	8,981,050
Oracle	457,000	12,270,450
		21,251,500
Specialty Retail – 2.60%
Home Depot	325,000	10,296,000
		10,296,000
Textiles, Apparel & Luxury Goods – 2.75%
Polo Ralph Lauren	121,000	10,873,060
		10,873,060
Wireless Telecommunication Services – 2.41%
Vodafone Group ADR	384,100	9,529,521
		9,529,521
Total Common Stock (Cost $328,976,134)		381,808,683

Short-Term Investment – 3.44%
Money Market Mutual Fund – 3.44%
Dreyfus Treasury & Agency Cash Management Fund	13,612,014	13,612,014
Total Short-Term Investment (Cost $13,612,014)		13,612,014
Total Value of Securities – 99.91%
(Cost $342,588,148)		395,420,697
Receivables and Other Assets Net of Liabilities (See Notes) – 0.09%		338,951
Net Assets Applicable to 32,115,972 Shares Outstanding – 100.00%		$395,759,648

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wells Fargo Intrinsic Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 - December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$347,741,496
Aggregate unrealized appreciation	$57,020,962
Aggregate unrealized depreciation	(9,341,761)
Net unrealized appreciation	$47,679,201

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $149,729,379 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $69,036,133 expires in 2016 and $80,693,246 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Common Stock	$381,808,683
Short-Term	13,612,014
Total	$395,420,697

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Preferred
	Stock	Stock	Total
Balance as of 12/31/09	$1,932,340	$3,687,833	$5,620,173
Transfers out of Level 3	(1,105,582)	(2,110,000)	(3,215,582)
Sales	(15)	-	(15)
Net realized gain	5	-	5
Net change in unrealized
appreciation/depreciation	(826,748)	(1,577,833)	(2,404,581)
Balance as of 9/30/10	$-	$-	$-

During the period ended September 30, 2010, transfers out of Level 3 investments into Level 1 investments were made in the amount of $3,215,582 for the Fund. This was due to the Fund's pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.88%
Aerospace & Defense – 2.16%
Elbit Systems	7,600	$403,028
Empresa Brasileira de Aeronautica ADR	19,400	550,766
Goodrich	18,200	1,341,886
Precision Castparts	15,400	1,961,190
Rockwell Collins	20,800	1,211,600
TransDigm Group	8,200	508,810
		5,977,280
Air Freight & Logistics – 1.46%
C.H. Robinson Worldwide	29,400	2,055,648
Expeditors International Washington	43,200	1,997,136
		4,052,784
Airlines – 0.61%
SkyWest	37,400	522,104
Southwest Airlines	90,100	1,177,607
		1,699,711
Auto Components – 0.48%
Gentex	35,200	686,752
†WABCO Holdings	15,200	637,488
		1,324,240
Beverages – 0.34%
Brown-Forman Class B	15,475	953,879
		953,879
Biotechnology – 2.35%
†Alexion Pharmaceuticals	18,600	1,197,096
†Biogen Idec	6,700	376,004
†BioMarin Pharmaceuticals	17,200	384,420
†Cephalon	11,100	693,084
†Dendreon	13,600	560,048
†Human Genome Sciences	25,100	747,729
†Myriad Genetics	18,200	298,662
†Regeneron Pharmaceuticals	20,900	572,660
†SXC Health Solutions	19,200	700,224
†Vertex Pharmaceuticals	28,400	981,788
		6,511,715
Capital Markets – 2.07%
Eaton Vance	27,900	810,216
Janus Capital Group	44,800	490,560
Lazard Class A	24,000	841,920
Northern Trust	26,500	1,278,360
†optionsXpress Holdings	20,300	311,808
SEI Investments	19,900	404,766
†TD Ameritrade Holding	71,700	1,157,955
Waddell & Reed Financial	16,200	443,232
		5,738,817
Chemicals – 2.22%
Air Products & Chemicals	10,000	828,200
Albemarle	12,900	603,849
CF Industries Holdings	9,500	907,250
Ecolab	17,600	893,024
†Intrepid Potash	26,200	683,034
Sigma-Aldrich	12,200	736,636
Sociedad Quimica y Minera de Chile ADR	31,100	1,500,264
		6,152,257
Commercial Banks – 1.66%
City National	8,000	424,560
Fifth Third Bancorp	36,300	436,689
First Horizon National	35,917	409,817
KeyCorp	55,800	444,168
Marshall & Ilsley	67,700	476,608
†Popular	217,532	630,843
Regions Financial	58,100	422,387
†SVB Financial Group	10,500	444,360
TCF Financial	28,300	458,177
Zions Bancorp	20,400	435,744
		4,583,353
Commercial Services & Supplies – 1.59%
†American Reprographics	52,100	408,985
†Copart	13,500	445,095
Iron Mountain	32,125	717,673
Republic Services	32,850	1,001,596
Ritchie Bros Auctioneers	25,200	523,404
†Stericycle	11,100	771,228
†Waste Connections	13,300	527,478
		4,395,459
Communications Equipment – 1.06%
†F5 Networks	7,000	726,670
†JDS Uniphase	39,300	486,927
†Juniper Networks	56,200	1,705,670
		2,919,267
Computers & Peripherals – 1.87%
†Logitech International	19,700	342,780
†NetApp	35,100	1,747,629
†QLogic	43,600	769,104
†Seagate Technology	100,800	1,187,424
†Teradata	29,200	1,125,952
		5,172,889
Construction & Engineering – 1.29%
Fluor	37,900	1,877,187
†Foster Wheeler	30,300	741,138
†Quanta Services	49,300	940,644
		3,558,969
Construction Materials – 0.33%
Vulcan Materials	24,900	919,308
		919,308
Consumer Finance – 0.21%
†SLM	49,300	569,415
		569,415
Diversified Consumer Services – 1.73%
†Apollo Group Class A	31,705	1,628,052
DeVry	27,700	1,363,117
†Education Management	20,200	296,536
†ITT Educational Services	6,300	442,701
†New Oriental Education & Technology Group ADR	4,700	458,626
Strayer Education	3,500	610,750
		4,799,782
Diversified Financial Services – 2.11%
Artio Global Investors	11,100	169,830
CBOE Holdings	41,000	821,640
†IntercontinentalExchange	14,200	1,487,024
Moody's	55,100	1,376,398
†MSCI	27,300	906,633
NYSE Euronext	37,800	1,079,946
		5,841,471
Electrical Equipment – 2.28%
AMETEK	23,500	1,122,595
Cooper Industries	27,600	1,350,468
†First Solar	4,400	648,340
†General Cable	19,100	517,992
†II-VI	18,100	675,673
Rockwell Automation	18,100	1,117,313
Roper Industries	13,400	873,412
		6,305,793
Electronic Equipment, Instruments & Components – 2.21%
Amphenol Class A	25,000	1,224,500
†Dolby Laboratories Class A	24,500	1,391,845
†FLIR Systems	13,900	357,230
†Itron	7,100	434,733
Jabil Circuit	31,100	448,151
National Instruments	22,150	723,419
†Trimble Navigation	44,000	1,541,760
		6,121,638
Energy Equipment & Services – 4.06%
†Atlas Energy	31,000	887,840
†Cameron International	45,100	1,937,496
Core Laboratories	16,400	1,443,856
Diamond Offshore Drilling	13,900	942,003
†Dresser-Rand Group	14,900	549,661
†Dril-Quip	8,400	521,724
†FMC Technologies	37,300	2,547,217
†Nabors Industries	19,900	359,394
Nexen	35,800	719,580
†Oceaneering International	18,300	985,638
†TETRA Technologies	32,200	328,440
		11,222,849
Food & Staples Retailing – 0.47%
†Whole Foods Market	34,900	1,295,139
		1,295,139
Food Products – 1.03%
Campbell Soup	18,600	664,950
Hershey	18,400	875,656
McCormick	16,900	710,476
Smucker (J.M.)	9,700	587,141
		2,838,223
Health Care Equipment & Supplies – 4.06%
†American Medical System Holdings	22,000	430,760
†Arthrocare	22,200	603,396
Bard (C.R.)	20,300	1,653,029
†CareFusion	27,900	693,036
DENTSPLY International	22,600	722,522
†Edwards Lifesciences	16,800	1,126,440
†Gen-Probe	8,700	421,602
†Hologic	30,200	483,502
†IDEXX Laboratories	17,100	1,055,412
†Intuitive Surgical	4,400	1,248,456
Masimo	12,900	352,299
†ResMed	15,200	498,712
†St. Jude Medical	16,700	656,978
†Varian Medical Systems	14,800	895,400
†Zimmer Holdings	7,300	382,009
		11,223,553
Health Care Providers & Services – 2.93%
AmerisourceBergen	28,000	858,480
CIGNA	13,600	486,608
†Community Health Systems	19,600	607,012
†DaVita	17,200	1,187,316
†Humana	8,000	401,920
†Laboratory Corporation America Holdings	17,100	1,341,153
Patterson	12,800	366,720
Quest Diagnostics	27,500	1,387,925
†Schein (Henry)	18,100	1,060,298
Universal Health Services Class B	10,800	419,688
		8,117,120
Health Care Technology – 0.47%
†Cerner	15,600	1,310,244
		1,310,244
Hotels, Restaurants & Leisure – 4.61%
†Chipotle Mexican Grill Class A	5,500	946,000
Choice Hotels International	22,500	820,350
†Ctrip.com International ADR	13,000	620,750
†Hyatt Hotels Class A	10,400	388,856
International Game Technology	80,400	1,161,780
†Madison Square Garden Class A	23,600	497,488
Marriott International Class A	54,557	1,954,777
†Panera Bread Class A	12,600	1,116,486
†Royal Caribbean Cruises	25,000	788,250
Starwood Hotels & Resorts Worldwide	33,900	1,781,445
Tim Hortons	24,300	884,763
†WMS Industries	19,250	732,848
Wynn Resorts	12,300	1,067,271
		12,761,064
Household Durables – 0.22%
Lennar Class A	11,500	176,870
†Pulte Group	20,605	180,500
†Toll Brothers	13,800	262,476
		619,846
Household Products – 0.96%
Church & Dwight	16,800	1,090,992
Clorox	23,500	1,568,860
		2,659,852
Independent Power Producers & Energy Traders – 0.67%
†Calpine	87,200	1,085,640
†NRG Energy	36,400	757,848
		1,843,488
Industrial Conglomerates – 0.42%
†McDermott International	78,400	1,158,752
		1,158,752
Insurance – 1.14%
†Arch Capital Group	7,800	653,640
Assurant	7,400	301,180
AXIS Capital Holdings	10,800	355,752
Berkley (W.R.)	18,000	487,260
HCC Insurance Holdings	17,700	461,793
Principal Financial Group	18,300	474,336
RenaissanceRe Holdings	7,000	419,720
		3,153,681
Internet & Catalog Retail – 1.56%
Expedia	32,300	911,183
†Liberty Media-Interactive Class A	105,800	1,450,518
†priceline.com	5,600	1,950,704
		4,312,405
Internet Software & Services – 1.71%
†Akamai Technologies	28,900	1,450,202
†Equinix	7,800	798,330
†Rackspace Hosting	33,300	865,134
†Sina	11,500	581,670
†VeriSign	17,300	549,102
†VistaPrint	12,300	475,395
		4,719,833
IT Services – 2.59%
†Cognizant Technology Solutions Class A	7,300	470,631
Computer Sciences	8,600	395,600
Fidelity National Information Services	8,729	236,818
†Fiserv	10,200	548,964
†Genpact	31,700	562,041
Global Payments	13,300	570,437
Paychex	59,700	1,641,153
†Verisk Analytics Class A	19,100	534,991
Western Union	124,400	2,198,148
		7,158,783
Leisure Equipment & Products – 0.61%
Mattel	72,500	1,700,850
		1,700,850
Life Sciences Tools & Services – 2.67%
†Bruker	40,700	571,021
†Charles River Laboratories International	13,200	437,580
†Covance	8,300	388,357
†Illumina	23,700	1,166,040
†Life Technologies	31,900	1,489,411
†Mettler-Toledo International	8,200	1,020,408
†QIAGEN	26,600	471,884
Techne	11,200	691,376
†Waters	16,200	1,146,636
		7,382,713
Machinery – 4.36%
†Babcock & Wilcox	39,200	834,176
Bucyrus International	8,500	589,475
CLARCOR	14,600	563,998
Cummins	22,100	2,001,818
Donaldson	20,300	956,739
Flowserve	8,000	875,360
Graco	27,400	869,402
Harsco	10,700	263,006
IDEX	13,125	466,069
Joy Global	19,600	1,378,272
PACCAR	15,700	755,955
Pall	18,000	749,520
†Terex	23,400	536,328
Valmont Industries	7,300	528,520
Wabtec	14,700	702,513
		12,071,151
Media – 2.44%
Cablevision Systems Class A	33,400	874,746
†Central European Media Enterprises	13,200	329,340
CTC Media	29,000	636,260
†Discovery Communications Class C	38,500	1,470,315
†DreamWorks Animation SKG Class A	14,300	456,313
†Liberty Media-Starz Class A	10,400	674,752
McGraw-Hill	52,800	1,745,568
Omnicom Group	14,100	556,668
		6,743,962
Metals & Mining – 2.86%
Agnico-Eagle Mines	16,700	1,186,201
Carpenter Technology	18,700	630,377
Cliffs Natural Resources	22,400	1,431,808
Compass Minerals International	20,600	1,578,372
Eldorado Gold	43,900	811,711
United States Steel	17,100	749,664
Walter Energy	18,900	1,536,381
		7,924,514
Multiline Retail – 0.98%
†Big Lots	14,300	475,475
†Dollar General	18,900	552,825
†Dollar Tree	19,650	958,134
Family Dollar Stores	16,500	728,640
		2,715,074
Office Electronics – 0.14%
†Zebra Technologies	11,750	395,270
		395,270
Oil, Gas & Consumable Fuels – 3.47%
Arch Coal	38,424	1,026,305
†Cobalt International Energy	25,800	246,390
†Concho Resources	25,500	1,687,335
†Continental Resources	22,900	1,061,644
†Forest Oil	9,700	288,090
Massey Energy	11,400	353,628
Murphy Oil	9,500	588,240
†Newfield Exploration	10,700	614,608
Peabody Energy	35,700	1,749,657
Range Resources	21,400	815,982
†Southwestern Energy	12,000	401,280
†Ultra Petroleum	18,600	780,828
		9,613,987
Personal Products – 1.41%
Alberto-Culver	18,400	692,760
Avon Products	71,700	2,302,287
Mead Johnson Nutrition Class A	15,700	893,487
		3,888,534
Pharmaceuticals – 0.42%
†Elan ADR	53,200	305,900
Shire ADR	12,700	854,456
		1,160,356
Professional Services – 1.08%
Corporate Executive Board	12,800	403,968
Dun & Bradstreet	4,200	311,388
Equifax	14,300	446,160
Manpower	9,600	501,120
†Monster Worldwide	30,900	400,464
Robert Half International	36,100	938,600
		3,001,700
Real Estate Investment Trusts – 0.22%
Federal Realty Investment Trust	7,600	620,616
		620,616
Real Estate Management & Development – 0.23%
†Forest City Enterprises Class A	48,900	627,387
		627,387
Road & Rail – 0.93%
†Hertz Global Holdings	76,500	810,135
†Kansas City Southern	19,300	722,013
Landstar System	27,200	1,050,464
		2,582,612
Semiconductors & Semiconductor Equipment – 6.71%
Altera	50,000	1,508,000
Analog Devices	39,600	1,242,648
†Atheros Communications	26,700	703,545
†Cymer	10,200	378,216
†Fairchild Semiconductor International	21,200	199,280
†GT Solar International	55,300	462,861
Intersil Class A	24,400	285,236
KLA-Tencor	14,700	517,881
†Lam Research	18,600	778,410
Linear Technology	44,700	1,373,631
†Marvell Technology Group	96,400	1,687,963
Maxim Integrated Products	22,100	409,071
†MEMC Electronic Materials	47,700	568,584
Microchip Technology	39,600	1,245,420
National Semiconductor	68,900	879,853
†NVIDIA	129,500	1,512,560
†ON Semiconductor	95,100	685,671
†Rovi	25,800	1,300,578
†Silicon Laboratories	14,400	527,760
†Varian Semiconductor Equipment Associates	33,500	964,130
Xilinx	50,000	1,330,500
		18,561,798
Software – 6.66%
†Adobe Systems	14,800	387,020
†ANSYS	22,900	967,525
†Autodesk	38,600	1,234,042
†BMC Software	30,700	1,242,736
CA	53,900	1,138,368
†Check Point Software Technologies	38,700	1,429,191
†Citrix Systems	20,700	1,412,568
†Electronics Arts	38,200	627,626
FactSet Research Systems	14,050	1,139,877
†Informatica	30,400	1,167,664
†Intuit	38,200	1,673,541
†MICROS Systems	22,300	943,959
†Nuance Communications	59,300	927,452
†Red Hat	36,700	1,504,700
†salesforce.com	9,000	1,006,200
Solera Holdings	18,500	816,960
†Symantec	26,200	397,454
†Synopsys	16,600	411,182
		18,428,065
Specialty Retail – 5.82%
Advance Auto Parts	9,200	539,856
†AutoZone	4,000	915,640
†Bed Bath & Beyond	40,400	1,753,764
†CarMax	67,000	1,866,620
†Dick's Sporting Goods	21,600	605,664
Gap	35,700	665,448
Men's Wearhouse	23,950	569,771
†O'Reilly Automotive	21,500	1,143,800
PETsMART	15,000	525,000
Ross Stores	36,000	1,966,320
Sherwin-Williams	17,800	1,337,492
Staples	20,200	422,584
Tiffany & Co	32,000	1,503,680
Tractor Supply	17,400	690,084
†Urban Outfitters	31,500	990,360
Williams-Sonoma	19,600	621,320
		16,117,403
Textiles, Apparel & Luxury Goods – 0.99%
Coach	64,000	2,749,440
		2,749,440
Tobacco – 0.34%
Lorillard	11,800	947,658
		947,658
Trading Companies & Distributors – 1.10%
Fastenal	26,500	1,409,535
Grainger (W.W.)	13,700	1,631,807
		3,041,342
Wireless Telecommunication Services – 1.51%
†Crown Castle International	38,700	1,708,605
†NII Holdings	22,200	912,420
†SBA Communications Class A	38,800	1,563,640
		4,184,665
Total Common Stock (Cost $211,772,883)		276,451,956

Short-Term Investment – 0.21%
Money Market Mutual Fund – 0.21%
Dreyfus Treasury & Agency Cash Management Fund	574,201	574,201
Total Short-Term Investment (Cost $574,201)		574,201
Total Value of Securities – 100.09%
(Cost $212,347,084)		277,026,157
Liabilities Net of Receivables and Other Assets (See Notes) – (0.09%)		(238,414)
Net Assets Applicable to 22,012,244 Shares Outstanding – 100.00%		$276,787,743

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$213,059,295
Aggregate unrealized appreciation	$ 76,494,212
Aggregate unrealized depreciation	(12,527,350)
Net unrealized appreciation	$ 63,966,862

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $103,605,534 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $76,089,467 expires in 2010, $15,907,305 expires in 2011, $559,440 expires in 2016 and $11,049,322 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Common Stock	$276,451,956
Short-Term	574,201
Total	$277,026,157

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Janus Capital Appreciation Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)

Common Stock – 97.18%
Aerospace & Defense – 2.11%
Precision Castparts	40,080	$5,104,188
Raytheon	19,630	897,287
United Technologies	25,330	1,804,256
		7,805,731
Air Freight & Logistics – 3.10%
Expeditors International Washington	68,465	3,165,137
FedEx	21,260	1,817,730
Robinson (C.H.) Worldwide	57,510	4,021,099
United Parcel Service Class B	36,975	2,465,863
		11,469,829
Beverages – 7.54%
Anheuser-Busch InBev (Belgium)	350,365	20,611,465
*†Anheuser-Busch InBev VVPR Strip (Belgium)	437,656	1,790
Coca Cola Enterprises	104,530	3,240,430
Diageo (United Kingdom)	232,991	4,015,209
		27,868,894
Biotechnology – 5.49%
†Celgene	221,020	12,732,963
†Genzyme	47,880	3,389,425
†Gilead Sciences	117,610	4,188,092
		20,310,480
Capital Markets – 2.84%
Goldman Sachs Group	32,835	4,747,285
Morgan Stanley	50,580	1,248,314
T. Rowe Price Group	89,860	4,498,841
		10,494,440
Chemicals – 2.17%
Mosaic	45,923	2,698,435
Praxair	59,135	5,337,526
		8,035,961
Commercial Banks – 0.75%
ICICI Bank ADR (India)	55,799	2,781,580
		2,781,580
Communications Equipment – 4.22%
†Cisco Systems	631,025	13,819,448
†Motorola	207,585	1,770,700
		15,590,148
Computers & Peripherals – 8.99%
†Apple	64,919	18,420,765
International Business Machines	110,485	14,820,458
		33,241,223
Diversified Financial Services – 1.66%
CME Group	7,155	1,863,520
JPMorgan Chase	112,260	4,273,738
		6,137,258
Electrical Equipment – 1.15%
Emerson Electric	80,480	4,238,077
		4,238,077
Electronic Equipment, Instruments & Components – 1.56%
Amphenol Class A	79,930	3,914,972
Tyco Electronics (Switzerland)	63,420	1,853,132
		5,768,104
Energy Equipment & Services – 0.41%
Halliburton	46,180	1,527,173
		1,527,173
Food & Staples Retailing – 2.33%
General Mills	43,495	1,589,307
Tesco (United Kingdom)	336,396	2,240,940
Walgreen	143,290	4,800,215
		8,630,462
Health Care Equipment & Supplies – 2.44%
Covidien (Ireland)	151,500	6,088,785
†St. Jude Medical	74,767	2,941,334
		9,030,119
Health Care Providers & Services – 0.41%
UnitedHealth Group	43,070	1,512,188
		1,512,188
Hotels, Restaurants & Leisure – 2.09%
Crown (Australia)	388,001	3,146,763
McDonald's	61,540	4,585,346
		7,732,109
Household Products – 1.30%
Colgate-Palmolive	62,700	4,819,122
		4,819,122
Industrial Conglomerates – 1.68%
Tyco International (Switzerland)	169,100	6,211,043
		6,211,043
Insurance – 1.17%
AFLAC	48,600	2,513,106
Prudential (United Kingdom)	180,681	1,808,066
		4,321,172
Internet Software & Services – 6.97%
†eBay	505,795	12,341,398
†Google Class A	16,245	8,541,459
†Yahoo	344,620	4,883,265
		25,766,122
IT Services – 2.16%
†Amdocs (United Kingdom)	116,740	3,345,768
Global Payments	32,480	1,393,067
†Verisk Analytics Class A	60,874	1,705,081
Western Union	86,810	1,533,933
		7,977,849
Machinery – 2.05%
Danaher	141,720	5,755,249
Illinois Tool Works	39,000	1,833,780
		7,589,029
Media – 1.95%
CBS Class B	267,115	4,236,444
Disney (Walt)	90,385	2,992,647
		7,229,091
Metals & Mining – 2.74%
Newmont Mining	103,060	6,473,199
Nucor	95,745	3,657,459
		10,130,658
Multiline Retail – 0.58%
†Kohl's	41,055	2,162,777
		2,162,777
Oil, Gas & Consumable Fuels – 7.45%
Apache	43,015	4,205,146
EOG Resources	98,195	9,129,189
Occidental Petroleum	181,460	14,208,317
		27,542,652
Pharmaceuticals – 3.71%
Abbott Laboratories	68,915	3,600,120
Bristol-Myers Squibb	287,620	7,797,377
†Medco Health Solutions	44,875	2,336,193
		13,733,690
Road & Rail – 1.40%
Canadian National Railway (Canada)	80,630	5,161,933
		5,161,933
Semiconductors & Semiconductor Equipment – 2.93%
†Marvell Technology Group (Bermuda)	297,275	5,205,285
Taiwan Semiconductor Manufacturing (Taiwan)	1,439,507	2,860,559
Texas Instruments	102,119	2,771,510
		10,837,354
Software – 3.98%
Microsoft	78,705	1,927,485
Oracle	476,970	12,806,645
		14,734,130
Specialty Retail – 1.59%
Home Depot	84,255	2,669,198
Limited Brands	119,335	3,195,792
		5,864,990
Tobacco – 1.51%
Philip Morris International	100,010	5,602,560
		5,602,560
Wireless Telecommunication Services – 4.75%
†Crown Castle International	398,035	17,573,245
		17,573,245
Total Common Stock (Cost $291,058,674)		359,431,193
	Principal
	Amount
	(U.S. $)
≠Discount Note – 2.08%
Federal Home Loan Bank 0.007% 10/1/10	$7,700,000	7,700,000
Total Discount Note (Cost $7,700,000)		7,700,000
	Number of
	Shares
Short-Term Investment – 0.50%
Money Market Mutual Fund – 0.50%
Dreyfus Treasury & Agency Cash Management Fund	1,829,529	1,829,529
Total Short-Term Investment (Cost $1,829,529)		1,829,529
Total Value of Securities – 99.76%
(Cost $300,588,203)		368,960,722
Receivables and Other Assets Net of Liabilities (See Notes) – 0.24%		886,110
Net Assets Applicable to 18,584,481 Shares Outstanding – 100.00%		$369,846,832

†Non income producing security.
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipt
CSFB – Credit Suisse First Boston
EUR – European Monetary Unit
GBP – British Pound Sterling
HKSB – Hong Kong Shanghai Bank
JPM – JPMorgan Securities
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts
Counterparty	Contracts to Deliver	Amount	In Exchange For	Amount	Settlement Date	Unrealized Appreciation Depreciation)
CSFB	EUR	(1,200,000)	US	1,566,516	11/18/10	$(68,849)
CSFB	GBP	(910,000)	US	1,416,197	11/18/10	(12,839)
HKSB	EUR	(3,780,000)	US	4,973,392	10/7/10	(179,800)
HKSB	GBP	(1,135,000)	US	1,808,634	10/7/10	25,699
JPM	EUR	(1,100,000)	US	1,499,630	11/10/10	433
JPM	GBP	(1,335,000)	US	2,110,007	11/10/10	13,436
						$(221,920)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

_____________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Janus Capital Appreciation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$303,923,707
Aggregate unrealized appreciation	$ 74,085,913
Aggregate unrealized depreciation	(9,048,898)
Net unrealized appreciation	$ 65,037,015

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $241,043,760 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $123,927,079 expires in 2010, $29,942,002 expires in 2011, $13,513,584 expires in 2016 and $73,661,095 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$359,431,193	$ -	$359,431,193
Short-Term	1,829,529	7,700,000	9,529,529
Total	$361,260,722	$7,700,000	$368,960,722

Foreign Currency Exchange Contracts	$ -	$ (221,920)	$ (221,920)

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Aggressive Allocation Fund

September 30, 2010

		Number of	Value
		Shares	(U.S. $)
Common Stock– 66.27%
U.S. Markets – 38.28%
Aerospace & Defense – 0.85%
Ducommun		3,040	$66,212
†Esterline Technologies		2,030	116,177
Honeywell International		8,220	361,187
Lockheed Martin		1,580	112,622
Northrop Grumman		16,530	1,002,214
Rockwell Collins		2,740	159,605
United Technologies		7,530	536,362
			2,354,377
Air Freight & Logistics – 0.42%
Expeditors International of Washington		22,800	1,054,044
†Hub Group Class A		4,050	118,503
			1,172,547
Airlines – 0.12%
†Alaska Air Group		6,530	333,226
			333,226
Auto Components – 0.07%
Cooper Tire & Rubber		4,230	83,035
†Tenneco		3,730	108,058
			191,093
Automobiles – 0.08%
†Ford Motor		17,500	214,200
			214,200
Beverages – 0.24%
Coca-Cola		2,130	124,648
PepsiCo		8,020	532,849
			657,497
Biotechnology – 0.51%
†Acorda Therapeutics		1,960	64,719
†Alkermes		6,650	97,423
†Amgen		6,750	371,992
†Celera		8,920	60,121
†Celgene		2,950	169,950
†Gilead Sciences		7,640	272,059
†Martek Biosciences		2,950	66,759
†ONYX Pharmaceuticals		3,850	101,563
†Regeneron Pharmaceuticals		3,900	106,860
†Vertex Pharmaceuticals		3,140	108,550
			1,419,996
Building Products – 0.05%
AAON		3,190	75,029
†Gibraltar Industries		7,990	71,750
			146,779
Capital Markets – 0.84%
Apollo Investment		9,380	95,957
Bank of New York Mellon		76,890	2,009,135
GFI Group		13,490	62,594
†optionsXpress Holdings		5,960	91,546
†Piper Jaffray		2,410	70,203
			2,329,435
Chemicals – 0.53%
Dow Chemical		10,400	285,584
duPont (E.I.) deNemours		21,000	937,020
Koppers Holdings		3,640	97,807
†Rockwood Holdings		2,960	93,151
Schulman (A.)		3,550	71,533
			1,485,095
Commercial Banks – 0.46%
Boston Private Financial Holdings		12,940	84,628
City Holding		2,560	78,515
@Independent Bank		2,650	59,678
Park National		1,080	69,163
Prosperity Bancshares		2,850	92,540
TCF Financial		8,260	133,729
†Texas Capital Bancshares		4,620	79,787
Trustmark		4,260	92,612
Webster Financial		4,360	76,562
Wells Fargo		20,910	525,468
			1,292,682
Commercial Services & Supplies – 0.52%
†GeoEye		350	14,168
McGrath RentCorp		1,930	46,224
†Metalico		19,430	74,417
†Mobile Mini		905	13,883
Republic Services		4,820	146,962
†Tetra Tech		3,370	70,669
†United Stationers		2,040	109,160
US Ecology		4,130	66,080
Waste Management		25,100	897,073
			1,438,636
Communications Equipment – 1.60%
†Arris Group		6,630	64,775
†Cisco Systems		28,060	614,514
†LogMeIn		1,130	40,657
†Motorola		100,900	860,677
†NETGEAR		4,190	113,172
Plantronics		2,750	92,895
†Polycom		17,700	482,856
QUALCOMM		44,860	2,024,083
†Tekelec		6,680	86,573
†ViaSat		2,210	90,853
			4,471,055
Computers & Peripherals – 2.34%
†Apple		10,580	3,002,075
†EMC		20,830	423,057
Hewlett-Packard		13,390	563,317
†International Business Machines		8,520	1,142,873
†NetApp		6,430	320,150
†Synaptics		2,790	78,511
†Teradata		25,700	990,992
			6,520,975
Construction & Engineering – 0.20%
Fluor		4,600	227,837
Granite Construction		1,840	41,842
†MYR Group		4,770	78,180
†Tutor Perini		3,130	62,882
†URS		3,860	146,603
			557,344
Consumer Finance – 0.13%
American Express		4,380	184,091
Capital One Financial		4,480	177,184
			361,275
Containers & Packaging – 0.20%
†Owens-Illinois		7,640	214,378
Rock-Tenn Class A		2,080	103,605
Silgan Holdings		2,700	85,590
Temple-Inland		8,370	156,184
			559,757
Diversified Consumer Services – 0.32%
†Apollo Group Class A		16,200	831,870
†Lincoln Educational Services		3,830	55,190
			887,060
Diversified Financial Services – 1.21%
Bank of America		41,790	547,867
CME Group		3,750	976,688
†IntercontinentalExchange		12,000	1,256,639
JPMorgan Chase		15,330	583,613
			3,364,807
Diversified Telecommunication Services – 1.01%
Alaska Communications Systems Group		6,620	67,193
AT&T		47,837	1,368,137
Atlantic Tele-Network		1,040	51,210
NTELOS Holdings		4,480	75,802
Qwest Communications International		47,630	298,640
Verizon Communications		29,143	949,770
			2,810,752
Electric Utilities – 0.85%
American Electric Power		10,930	395,994
Cleco		2,870	85,009
Edison International		25,300	870,067
Progress Energy		20,100	892,842
UIL Holdings		2,110	59,418
Unitil		2,560	56,192
			2,359,522
Electrical Equipment – 0.10%
Acuity Brands		2,500	110,600
Roper Industries		2,580	168,164
			278,764
Electronic Equipment, Instruments & Components – 0.13%
†Anixter International		1,820	98,262
†FARO Technologies		4,340	94,655
†IPG Photonics		3,430	82,800
†Rofin-Sinar Technologies		3,340	84,769
			360,486
Energy Equipment & Services – 0.73%
†Bristow Group		2,490	89,839
†Key Energy Services		8,880	84,449
Lufkin Industries		3,420	150,138
National Oilwell Varco		24,840	1,104,634
†Pioneer Drilling		11,390	72,668
Schlumberger		7,500	462,075
†Willbros Group		6,680	61,256
			2,025,059
Food & Staples Retailing – 1.15%
Casey's General Stores		2,400	100,200
CVS Caremark		38,088	1,198,629
Safeway		38,300	810,428
†Susser Holdings		8,830	123,620
Walgreen		24,300	814,050
Wal-Mart Stores		3,040	162,701
			3,209,628
Food Products – 1.12%
Archer-Daniels-Midland		45,754	1,460,467
Bunge		11,642	688,741
J&J Snack Foods		2,030	85,118
Kraft Foods Class A		28,900	891,854
			3,126,180
Gas Utilities – 0.04%
EQT		2,960	106,738
			106,738
Health Care Equipment & Supplies – 0.61%
†Align Technology		6,470	126,683
Baxter International		18,600	887,407
†Conmed		4,740	106,223
†CryoLife		8,720	52,930
†Gen-Probe		3,670	177,849
†Merit Medical Systems		5,380	85,488
†Quidel		5,870	64,511
†SonoSite		3,140	105,221
West Pharmaceutical Services		2,410	82,687
			1,688,999
Health Care Providers & Services – 1.61%
†Air Methods		1,450	60,291
†Alliance HealthCare Services		4,619	21,155
†AMN Healthcare Services		10,490	53,919
Cardinal Health		24,400	806,176
†Catalyst Health Solutions		2,540	89,433
†Express Scripts		7,040	342,848
†Medco Health Solutions		31,100	1,619,066
†PharMerica		3,050	29,067
Quest Diagnostics		16,900	852,943
†Sun Healthcare Group		10,230	86,648
UnitedHealth Group		14,670	515,064
			4,476,610
Hotels, Restaurants & Leisure – 0.52%
†AFC Enterprises		8,080	100,192
†Bally Technologies		2,550	89,123
†Buffalo Wild Wings		2,350	112,542
†CEC Entertainment		1,850	63,511
†Jack in the Box		3,020	64,749
McDonald's		7,030	523,804
†Shuffle Master		8,880	74,681
Starbucks		10,190	260,660
†WMS Industries		4,130	157,229
			1,446,491
Household Durables – 0.10%
Jarden		8,780	273,321
			273,321
Household Products – 1.09%
Colgate-Palmolive		5,210	400,441
Kimberly-Clark		16,280	1,059,014
†Procter & Gamble		26,110	1,565,816
			3,025,271
Independent Power Producers & Energy Traders – 0.08%
†NRG Energy		11,180	232,768
			232,768
Industrial Conglomerates – 0.20%
General Electric		31,880	518,050
Otter Tail		2,510	51,179
			569,229
Insurance – 1.53%
AFLAC		5,140	265,789
Allstate		27,300	861,315
American Equity Investment Life Holding		8,440	86,426
AmTrust Financial Services		4,640	67,373
Delphi Financial Group Class A		3,660	91,463
First Mercury Financial		7,240	72,979
@Harleysville Group		2,560	83,942
Marsh & McLennan		34,800	839,376
†ProAssurance		1,670	96,175
Prudential Financial		6,570	355,963
Torchmark		5,690	302,367
Travelers		22,080	1,150,368
			4,273,536
Internet & Catalog Retail – 0.60%
Expedia		5,250	148,103
†priceline.com		4,400	1,532,696
			1,680,799
Internet Software & Services – 1.69%
†Google Class A		3,900	2,050,580
†j2 Global Communications		3,950	93,971
†Liquidity Services		4,980	79,730
†NIC		9,280	76,931
†QuinStreet		4,350	65,381
†Rackspace Hosting		3,720	96,646
†SAVVIS		4,500	94,860
†ValueClick		8,300	108,564
†VeriSign		36,800	1,168,032
†Vocus		4,900	90,552
†Yahoo		56,200	796,354
			4,721,601
IT Services – 1.17%
iGate		4,770	86,528
MasterCard Class A		5,550	1,243,200
†RightNow Technologies		4,330	85,301
†TeleTech Holdings		4,830	71,677
Visa Class A		23,900	1,774,814
			3,261,520
Life Sciences Tools & Services – 0.08%
†Thermo Fisher Scientific		4,650	222,642
			222,642
Machinery – 0.44%
Barnes Group		4,400	77,396
Caterpillar		3,420	269,086
†Chart Industries		4,370	88,973
†Columbus McKinnon		5,040	83,614
Cummins		1,420	128,624
Deere		3,110	217,016
ESCO Technologies		2,150	71,509
†Kadant		3,250	61,458
Lincoln Electric Holdings		4,000	231,280
			1,228,956
Media – 0.70%
†Carmike Cinemas		4,630	40,374
Comcast Class A		44,000	795,520
†DIRECTV		300	12,489
†Knology		5,580	74,939
Meredith		7,070	235,502
National CineMedia		4,340	77,686
Time Warner Cable		5,740	309,903
Viacom Class B		10,890	394,109
			1,940,522
Metals & Mining – 0.22%
Alcoa		11,490	139,144
Cliffs Natural Resources		3,110	198,791
United States Steel		6,200	271,808
			609,743
Multiline Retail – 0.32%
†Kohl's		5,020	264,454
Macy's		8,390	193,725
Nordstrom		8,640	321,408
Target		2,100	112,224
			891,811
Multi-Utilities – 0.10%
MDU Resources Group		9,080	181,146
NorthWestern		2,940	83,790
			264,936
Office Electronics – 0.32%
Xerox		86,900	899,415
			899,415
Oil, Gas & Consumable Fuels – 2.88%
Berry Petroleum		3,480	110,420
†Carrizo Oil & Gas		3,720	89,057
Chevron		18,416	1,492,617
ConocoPhillips		22,220	1,276,095
EOG Resources		16,380	1,522,850
Exxon Mobil		17,470	1,079,471
Marathon Oil		29,235	967,679
Occidental Petroleum		6,180	483,894
Penn Virginia		3,550	56,942
†Rosetta Resources		4,360	102,416
†Swift Energy		2,900	81,432
Williams		39,500	754,845
			8,017,718
Paper & Forest Products – 0.03%
†KapStone Paper & Packaging Class A		7,290	88,501
			88,501
Personal Products – 0.03%
†Prestige Brands Holdings		8,530	84,362
			84,362
Pharmaceuticals – 2.34%
Abbott Laboratories		6,130	320,231
Allergan		22,300	1,483,619
†Inspire Pharmaceuticals		12,190	72,531
Johnson & Johnson		16,192	1,003,256
Merck		39,920	1,469,455
Perrigo		9,000	577,980
Pfizer		93,221	1,600,604
			6,527,676
Professional Services – 0.13%
†CRA International		2,200	39,710
†Kforce		6,570	90,140
Manpower		3,870	202,015
Towers Watson Class A		800	39,344
			371,209
Real Estate Investment Trusts – 0.34%
BioMed Realty Trust		5,690	101,965
DuPont Fabros Technology		3,570	89,786
EastGroup Properties		2,540	94,945
Entertainment Properties Trust		2,480	107,086
Home Properties		2,180	115,322
Host Hotels & Resorts		15,208	220,212
Sovran Self Storage		2,760	104,604
Tanger Factory Outlet Centers		2,700	127,278
			961,198
Road & Rail – 0.26%
Norfolk Southern		6,090	362,416
Union Pacific		4,430	362,374
			724,790
Semiconductors & Semiconductor Equipment – 0.70%
†Amkor Technology		12,180	80,023
†Applied Micro Circuits		6,580	65,800
†Atheros Communications		3,290	86,692
Intel		59,356	1,141,415
†IXYS		8,530	81,462
†MEMC Electronic Materials		25,800	307,536
†ON Semiconductor		15,140	109,159
†Semtech		4,340	87,625
			1,959,712
Software – 1.59%
†Adobe Systems		37,500	980,625
†Intuit		35,900	1,572,778
†JDA Software Group		3,760	95,354
†Lawson Software		13,340	112,990
Microsoft		33,880	829,721
†Nuance Communications		8,890	139,040
†Progress Software		2,550	84,405
Quality Systems		1,810	120,021
†Radiant Systems		4,890	83,619
†SolarWinds		4,750	81,985
†SS&C Technologies Holdings		4,530	71,574
†Symantec		16,730	253,794
			4,425,906
Specialty Retail – 1.33%
Big 5 Sporting Goods		5,260	70,589
†Citi Trends		2,410	58,346
†Collective Brands		4,570	73,760
†DSW Class A		3,400	97,580
Guess		6,650	270,190
†Gymboree		2,270	94,296
†Jo-Ann Stores		2,590	115,385
†Jos. A. Bank Clothiers		1,740	74,141
Lowe's		76,700	1,709,642
Staples		49,700	1,039,724
†Ulta Salon Cosmetics & Fragrance		3,250	94,900
			3,698,553
Textiles, Apparel & Luxury Goods – 0.74%
†G-III Apparel Group		3,630	113,909
†Iconix Brand Group		5,940	103,950
Jones Apparel Group		4,950	97,218
Madden (Steven)		2,560	105,114
NIKE Class B		14,500	1,162,030
†Perry Ellis International		4,060	88,711
Phillips-Van Heusen		6,390	384,422
			2,055,354
Thrifts & Mortgage Finance – 0.09%
Dime Community Bancshares		8,110	112,323
Flushing Financial		5,920	68,435
Provident Financial Services		6,610	81,700
			262,458
Trading Companies & Distributors – 0.07%
Applied Industrial Technologies		3,690	112,914
†Titan Machinery		4,700	76,610
			189,524
Wireless Telecommunication Services – 0.56%
†Crown Castle International		35,200	1,554,080
			1,554,080
Total U.S. Markets (Cost $89,026,148)			106,664,178

§Developed Markets – 17.53%
Aerospace & Defense – 0.38%
Finmeccanica		89,689	1,065,648
			1,065,648
Air Freight & Logistics – 0.38%
Deutsche Post		57,303	1,044,518
			1,044,518
Airlines – 0.29%
Singapore Airlines		65,342	810,690
			810,690
Auto Components – 0.20%
Autoliv		8,700	568,371
			568,371
Automobiles – 0.94%
Bayerische Motoren Werke		19,402	1,360,411
Toyota Motor		35,000	1,257,174
			2,617,585
Beverages – 0.32%
Coca-Cola Amatil		76,707	888,302
			888,302
Building Products – 0.60%
Asahi Glass		84,000	856,455
Cie de Saint-Gobain		18,287	813,517
			1,669,972
Capital Markets – 0.41%
UniCredit		442,597	1,130,196
			1,130,196
Chemicals – 0.55%
Agrium		7,550	566,175
Syngenta ADR		19,400	965,925
			1,532,100
Commercial Banks – 1.55%
Banco Santander		93,513	1,187,834
BNP Paribas		678	48,195
Mitsubishi UFJ Financial Group		207,200	965,684
Nordea Bank		91,755	955,753
Standard Chartered		40,039	1,149,170
			4,306,636
Communications Equipment – 0.29%
Nokia		79,492	798,727
			798,727
Construction Materials – 0.30%
Lafarge		14,438	826,730
			826,730
Containers & Packaging – 0.35%
Rexam		203,047	979,578
			979,578
Diversified Telecommunication Services – 0.83%
Philippine Long Distance Telephone ADR		2,900	173,594
Telefonica		46,912	1,161,788
TELUS		21,754	966,657
			2,302,039
Electrical Equipment – 0.37%
Alstom		19,969	1,018,750
			1,018,750
Electronic Equipment, Instruments & Components – 0.18%
Koninklijke Philips Electronics		15,686	493,043
			493,043
Energy Equipment & Services – 0.06%
†Nabors Industries		9,360	169,042
			169,042
Food & Staples Retailing – 0.36%
Metro		15,348	1,002,921
			1,002,921
Food Products – 1.04%
Chaoda Modern Agriculture Holdings		1,220,000	1,011,045
Greggs		108,465	810,560
Parmalat		423,103	1,085,608
			2,907,213
Hotels, Restaurants & Leisure – 0.08%
Round One		61,000	222,908
			222,908
Household Durables – 0.37%
†Techtronic Industries		1,054,000	1,036,490
			1,036,490
Industrial Conglomerates – 0.04%
Tianjin Development Holdings		130,000	100,530
			100,530
Insurance – 0.42%
Alterra Capital Holdings		3,910	77,887
Aspen Insurance Holdings		5,560	168,357
AXA		52,656	920,688
			1,166,932
IT Services – 0.81%
Accenture Class A		4,730	200,978
†CGI Group		136,494	2,054,905
			2,255,883
Machinery – 0.36%
†Vallourec		10,110	1,004,400
			1,004,400
Media – 1.04%
Publicis Groupe		11,357	539,447
Teleperformance		41,606	1,185,521
Vivendi		43,205	1,181,016
			2,905,984
Metals & Mining – 0.28%
Alumina ADR		15,655	109,585
Anglo American ADR		5,685	113,122
ArcelorMittal		17,080	562,591
			785,298
Multiline Retail – 0.53%
Don Quijote		35,800	889,156
PPR		3,641	589,470
			1,478,626
Multi-Utilities – 0.30%
National Grid		99,132	841,728
			841,728
Oil, Gas & Consumable Fuels – 0.96%
CNOOC		683,000	1,323,940
CNOOC ADR		700	136,010
Noble		4,910	165,909
Total		20,204	1,041,343
			2,667,202
Pharmaceuticals – 1.57%
†Eurand		9,240	90,922
Meda Class A		131,542	1,050,087
Novartis		19,528	1,120,117
Novo Nordisk ADR		11,200	1,102,528
Sanofi-Aventis		14,992	998,973
			4,362,627
Real Estate Management & Development – 0.02%
Franshion Properties China		232,000	68,773
			68,773
Software – 0.02%
†Smart Technologies		5,050	68,428
			68,428
Specialty Retail – 0.16%
Esprit Holdings		83,725	454,294
			454,294
Textiles, Apparel & Luxury Goods – 0.34%
Yue Yuen Industrial Holdings		258,000	955,999
			955,999
Trading Companies & Distributors – 0.39%
ITOCHU		119,160	1,090,736
			1,090,736
Wireless Telecommunication Services – 0.44%
China Mobile ADR		12,925	660,855
Vodafone Group		232,892	574,769
			1,235,624
Total Developed Markets (Cost $42,043,576)			48,834,523

XEmerging Markets – 10.46%
Automobiles – 0.00%
Oriental Holdings		860	1,463
			1,463
Beverages – 0.19%
Fomento Economico Mexicano ADR		3,271	165,938
Lotte Chilsung Beverage		384	259,312
Tsingtao Brewery		20,072	115,637
			540,887
Chemicals – 0.13%
†Braskem ADR		12,201	250,487
Israel Chemicals		8,725	123,089
			373,576
Commercial Banks – 1.31%
ABSA Group		5,801	111,522
Akbank		18,583	113,695
Banco Bradesco ADR		11,076	225,729
Banco do Brasil		13,852	260,821
Banco Santander Brasil ADR		29,900	411,723
Bangkok Bank		28,883	148,460
Bank of China Class H		448,000	235,002
China Construction Bank Class H		270,960	237,473
Credicorp		1,600	182,240
@Hong Leong Bank		50,805	149,927
Industrial & Commercial Bank of China Class H		309,700	230,711
Malayan Banking Berhad		90,543	258,104
OTP Bank		3,094	81,234
@Sberbank		191,526	537,230
Standard Bank Group		18,458	293,943
Turkiye Is Bankasi		23,381	99,408
VTB Bank GDR	13,896		79,971
			3,657,193
Communications Equipment – 0.03%
†Foxconn International Holdings	128,000		94,034
			94,034
Computers & Peripherals – 0.63%
Asustek Computer		9,000	64,615
HTC		74,550	1,694,101
			1,758,716
Construction & Engineering – 0.04%
†Empresas ADR		12,400	120,528
			120,528
Construction Materials – 0.18%
†Cemex ADR		47,616	404,733
Siam Cement NVDR		9,159	100,492
			505,225
Diversified Financial Services – 0.28%
Fubon Financial Holding		151,551	186,768
KB Financial Group ADR		14,146	606,439
			793,207
Diversified Telecommunication Services – 0.49%
Chunghwa Telecom ADR		47,149	1,057,081
KT ADR		15,024	307,391
			1,364,472
Electric Utilities – 0.25%
†Centrais Eletricas Brasileiras ADR		35,400	454,890
Light		9,600	122,547
Polska Grupa Energetyczna		13,725	110,973
			688,410
Electronic Equipment, Instruments & Components – 0.14%
Hon Hai Precision Industry		73,893	278,285
LG Display ADR		6,191	107,971
			386,256
Food & Staples Retailing – 0.04%
Wal-Mart de Mexico Series V		40,804	102,637
			102,637
Food Products – 0.29%
†Brazil Foods ADR		16,172	251,151
@Cresud ADR		16,600	266,264
Lotte Confectionery		192	225,130
Tingyi Cayman Islands Holding		23,541	64,929
			807,474
Household Durables – 0.21%
LG Electronics		3,360	283,180
†Turk Sise ve Cam Fabrikalari		162,450	289,748
			572,928
Independent Power Producers & Energy Traders – 0.19%
Datang International Power Generation Class H		279,477	116,705
Huadian Power International Class H		466,000	116,517
Huaneng Power International ADR		12,400	307,024
			540,246
Industrial Conglomerates – 0.06%
Fosun International		211,240	167,981
			167,981
Insurance – 0.24%
Cathay Financial Holding		86,100	131,772
Powszechny Zaklad Ubezpieczen		2,475	349,137
Samsung Life Insurance		2,050	186,977
			667,886
Internet Software & Services – 0.66%
†AsiaInfo Holdings		10,100	199,273
MediaTek		4,008	56,395
†Sina		3,593	181,734
†Sohu.com		24,400	1,405,928
			1,843,330
IT Services – 0.04%
†Shanda Games ADR		18,400	98,624
			98,624
Machinery – 0.10%
†Hollysys Automation Technologies		12,000	134,280
United Tractors		60,362	138,308
			272,588
Media – 0.16%
†Focus Media Holding ADR		6,959	169,104
Grupo Televisa ADR		14,029	265,429
			434,533
Metals & Mining – 1.06%
†Anglo Platinum		2,669	253,107
ArcelorMittal South Africa		18,028	212,967
Cia de Minas Buenaventura ADR		3,760	169,877
Impala Platinum Holdings		4,656	120,238
MMC Norilsk Nickel ADR		7,062	120,407
POSCO ADR		2,380	271,272
Vale ADR		57,553	1,799,683
			2,947,551
Oil, Gas & Consumable Fuels – 1.49%
China Petroleum & Chemical ADR		1,012	89,339
Gazprom ADR		19,680	413,083
LUKOIL ADR		2,731	154,848
PetroChina ADR		2,144	249,604
Petroleo Brasileiro SA ADR		30,069	1,090,603
Petroleo Brasiliero SP ADR		25,800	846,756
Polski Koncern Naftowy Orlen		10,002	137,652
PTT		22,208	216,592
@PTT Exploration & Production		14,677	74,473
#Reliance Industries GDR 144A		6,498	289,811
Rosneft Oil GDR		30,100	200,767
Sasol ADR		6,173	276,489
Tambang Batubara Bukit Asam		53,178	115,889
			4,155,906
Paper & Forest Products – 0.09%
†Fibria Celulose ADR		14,314	247,489
			247,489
Pharmaceuticals – 0.08%
†Hypermarcas		13,900	213,057
			213,057
Professional Services – 0.06%
Santos Brasil Participacoes		15,000	161,190
			161,190
Real Estate Management & Development – 0.31%
Cyrela		16,255	229,095
@IRSA Inversiones y Representaciones ADR		7,288	107,790
KLCC Property Holdings		105,563	113,187
Shanghai Forte Land		362,000	108,242
†UEM Land Holdings		394,058	298,697
			857,011
Road & Rail – 0.10%
All America Latina Logistica		11,000	112,101
Guangshen Railway ADR		9,000	167,130
			279,231
Semiconductors & Semiconductor Equipment – 0.46%
Samsung Electronics		873	594,887
Taiwan Semiconductor Manufacturing		98,944	196,619
Taiwan Semiconductors Manufacturing ADR		21,000	212,940
United Microelectronics		603,000	267,678
			1,272,124
Software – 0.11%
†Shanda Interactive Entertainment ADR		8,100	317,115
			317,115
Tobacco – 0.07%
KT&G		3,315	197,693
			197,693
Wireless Telecommunication Services – 0.97%
America Movil ADR		2,479	132,205
China Unicom Hong Kong ADR		22,000	320,320
LG Telecom		30,030	194,099
Mobile Telesystems ADR		1	11
MTN Group		12,633	228,366
SK Telecom ADR		35,635	622,543
Turkcell Iletisim Hizmet ADR		26,010	435,928
Vivo Participacoes ADR		6,100	165,737
Vodacom Group		61,067	606,710
			2,705,919
Total Emerging Markets (Cost $24,092,893)			29,146,480
Total Common Stock (Cost $155,162,617)			184,645,181

Convertible Preferred Stock – 0.01%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		200	11,225
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		20	22,355
Total Convertible Preferred Stock (Cost $32,221)			33,580
Exchange-Traded Funds – 9.00%
iShares MSCI EAFE Growth Index Fund		220,430	12,496,177
iShares MSCI EAFE Index Fund		225,500	12,384,460
Vanguard Europe Pacific ETF		6,000	207,120
Total Exchange-Traded Funds (Cost $20,953,280)			25,087,757

Preferred Stock – 0.02%
Citigroup Capital XIII 7.875%		1,450	377
@AK Transneft 0.90%		39	45,240
US Airways Series A		8	0
Total Preferred Stock (Cost $24,606)			45,617
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations – 0.20%
Fannie Mae Grantor Trust 2001-T7 A1 7.50% 2/25/41		85	94
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32		155,000	166,818
Series 2003-122 AJ 4.50% 2/25/28		20,538	21,232
Series 2010-41 PN 4.50% 4/25/40		65,000	69,787
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31		21,675	24,466
Series 2662 MA 4.50% 10/15/31		17,268	18,170
Series 2694 QG 4.50% 1/15/29		30,000	31,352
Series 2890 PC 5.00% 7/15/30		30,000	31,444
Series 3128 BC 5.00% 10/15/27		30,000	30,742
GNMA Series 2010-113 KE 4.50% 9/20/40		155,000	161,394

Total Agency Collateralized Mortgage Obligations (Cost $551,128)			555,499
Agency Mortgage-Backed Securities– 3.63%
•Fannie Mae ARM 4.9941% 8/1/35		20,855	22,172
Fannie Mae S.F. 15 yr
4.00% 7/1/24		228,674	239,046
5.00% 4/1/23		448,027	475,353
5.50% 3/1/20		317,776	344,599
Fannie Mae S.F. 15 yr TBA
4.00% 10/1/25		650,000	678,438
4.50% 11/1/25		420,000	441,131
Fannie Mae S.F. 30 yr
4.50% 3/1/39		39,117	40,804
5.00% 9/1/35		30,541	32,285
5.00% 2/1/38		29,495	31,071
5.50% 4/1/37		121,014	130,927
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/40		1,295,000	1,331,017
4.00% 11/1/40		320,000	328,000
5.00% 10/1/40		2,300,000	2,420,750
6.00% 10/1/40		1,320,000	1,417,762
•Freddie Mac ARM
2.643% 12/1/33		22,221	23,083
5.810% 6/1/37		14,073	14,976
Freddie Mac S.F. 15 yr
4.50% 5/1/20		24,891	26,446
5.50% 5/1/20		413,178	446,472
Freddie Mac S.F. 30 yr
4.50% 10/1/35		32,765	34,327
Freddie Mac S.F. 30 yr TBA
5.50% 10/1/40		605,000	641,678
6.00% 10/1/40		630,000	675,380
6.50% 10/1/40		295,000	321,181
Total Agency Mortgage-Backed Securities (Cost $10,026,545)			10,116,898
Commercial Mortgage-Backed Securities– 1.05%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		100,000	109,888
Banc of America Commercial Mortgage
•Series 2005-1 A5 5.158% 11/10/42		60,000	65,792
•Series 2005-6 A4 5.19% 9/10/47		100,000	110,094
Series 2006-4 A4 5.634% 7/10/46		150,000	162,375
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		105,000	114,053
•Series 2006-PW12 A4 5.723% 9/11/38		150,000	167,457
Series 2006-PW14 A4 5.201% 12/11/38		90,000	95,018
•♦Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44		150,000	163,731
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		100,000	109,078
Series 2005-GG4 A4A 4.751% 7/10/39		50,000	53,764
#Series 2010-C1 A2 144A 4.592% 9/1/40		100,000	107,290
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		90,000	98,641
Series 2005-GG5 A5 5.224% 4/1/37		150,000	161,739
JP Morgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		100,000	105,459
•Series 2005-LDP3 A4A 4.936% 8/15/42		50,000	53,927
•Series 2005-LDP4 A4 4.918% 10/1/42		70,000	75,425
•Series 2005-LDP5 A4 5.198% 12/15/44		328,750	362,015
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		125,000	132,783
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.655% 5/12/39		100,000	107,990
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		195,000	212,580
Series 2007-T27 A4 5.649% 6/13/42		225,000	249,571
#OBP Depositor Series 2010-OBP A 144A 4.646% 7/15/45		100,000	108,167
Total Commercial Mortgage-Backed Securities (Cost $2,524,266)			2,926,837
Convertible Bond– 0.48%
Aerospace & Defense – 0.03%
L-3 Communications Holdings 3.00% exercise price $98.94, expiration date 8/1/35		77,000	77,963
			77,963
Biotechnology – 0.02%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		55,000	54,794
			54,794
Capital Markets – 0.01%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		33,000	33,371
			33,371
Commercial Banks – 0.01%
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11		29,000	29,508
			29,508
Communications Equipment – 0.01%
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/35		40,000	36,450
			36,450
Computers & Peripherals – 0.01%
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13		17,000	15,683
			15,683
Containers & Packaging – 0.01%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15		21,000	20,685
			20,685
Diversified Telecommunication Services – 0.00%
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		11,000	11,055
			11,055
Energy – 0.01%
Transocean 1.50% exercise price $168.61, expiration date 12/15/37		29,000	28,529
			28,529
Energy Equipment & Services – 0.01%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		39,000	35,393
		35,393
Health Care Equipment & Supplies – 0.08%
Alere 3.00% exercise price $43.98, expiration date 5/15/16		20,000	19,075
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		95,000	88,350
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13		121,000	121,453
			228,878
Health Care Providers & Services – 0.02%
LifePoint Hospital 3.50% exercise price $51.79, expiration date 8/15/25		42,000	42,000
			42,000
Internet Software & Services – 0.01%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		30,000	32,513
			32,513
IT Services – 0.01%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		20,000	19,625
			19,625
Media – 0.01%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		25,000	21,500
			21,500
Oil, Gas & Consumable Fuels – 0.03%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		115,000	88,981
			88,981
Paper & Forest Products – 0.04%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		78,000	85,702
#Sino-Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		33,000	37,290
			122,992
Real Estate Investment Trusts – 0.08%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29		15,000	23,025
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		31,000	34,488
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		50,000	56,062
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		90,000	101,587
			215,162
Semiconductors & Semiconductor Equipment – 0.04%
Intel 2.95% exercise price $30.75, expiration date 12/15/35		35,000	34,781
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27		79,000	80,580
			115,361
Wireless Telecommunication Services – 0.04%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		80,000	71,499
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		25,000	24,375
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		14,000	20,598
			116,472
Total Convertible Bond (Cost $1,225,370)			1,346,915

Corporate Bonds– 12.94%
Aerospace & Defense – 0.15%
#BAE Systems Holdings 144A 4.95% 6/1/14		10,000	11,050
L-3 Communications
4.75% 7/15/20		150,000	157,632
5.875% 1/15/15		41,000	42,128
#Meccanica Holdings 144A 6.25% 7/15/19		200,000	222,191
			433,001
Airlines – 0.02%
#United Air Lines 144A 12.00% 11/1/13		53,000	58,830
			58,830
Auto Components – 0.06%
#Allison Transmission 144A 11.00% 11/1/15		69,000	75,210
America Axle & Manufacturing 7.875% 3/1/17		27,000	26,899
ArvinMeritor 8.125% 9/15/15		77,000	78,347
			180,456
Automobiles – 0.05%
Ford Motor 7.45% 7/16/31		141,000	147,698
			147,698
Beverages – 0.12%
Anheuser-Busch InBev Worldwide 5.00% 4/15/20		115,000	126,959
Coca-Cola Enterprises 3.50% 9/15/20		210,000	209,211
			336,170
Building Products – 0.03%
Ply Gem Industries 13.125% 7/15/14		71,000	72,686
			72,686
Capital Markets – 0.30%
Bank of New York Mellon 4.95% 3/15/15		70,000	78,275
E Trade Financial PIK 12.50% 11/30/17		87,000	99,615
Goldman Sachs Group
3.70% 8/1/15		30,000	30,727
5.375% 3/15/20		265,000	279,832
Jefferies Group
6.25% 1/15/36		90,000	82,885
6.45% 6/8/27		50,000	49,267
Lazard Group
6.85% 6/15/17		35,000	37,531
7.125% 5/15/15		88,000	96,097
Nuveen Investments 10.50% 11/15/15		79,000	78,901
			833,130
Chemicals – 0.37%
CF Industries 7.125% 5/1/20		50,000	54,813
Cytec Industries 8.95% 7/1/17		140,000	176,850
Dow Chemical 8.55% 5/15/19		210,000	265,590
duPont (E.I.) deNemours 3.625% 1/15/21		360,000	366,515
Hexion US Finance/Nova Scotia
8.875% 2/1/18		50,000	49,250
9.75% 11/15/14		49,000	51,205
#MacDermid 144A 9.50% 4/15/17		54,000	56,700
			1,020,923
Commercial Banks – 0.96%
BB&T 5.25% 11/1/19		235,000	253,412
•BB&T Capital Trust IV 6.82% 6/12/57		75,000	75,281
City National 5.25% 9/15/20		100,000	102,158
JPMorgan Chase 7.00% 6/28/17	RUB	4,000,000	124,170
JPMorgan Chase Bank 5.875% 6/13/16		250,000	283,504
KeyBank North America 5.80% 7/1/14		250,000	272,804
PNC Funding
5.125% 2/8/20		115,000	124,729
5.25% 11/15/15		3,000	3,336
5.625% 2/1/17		335,000	366,267
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	73,084
•#Rabobank Nederland 144A 11.00% 12/29/49		85,000	110,827
SVB Financial Group 5.375% 9/15/20		160,000	162,834
•USB Capital IX 6.189% 4/15/49		285,000	226,575
Wachovia
5.25% 8/1/14		160,000	174,067
5.625% 10/15/16		130,000	144,811
•Wells Fargo Capital XIII 7.70% 12/29/49		80,000	83,400
Zions Bancorporation 5.65% 5/15/14		94,000	93,293
			2,674,552
Commercial Services & Supplies – 0.29%
Allied Waste North America
6.875% 6/1/17		140,000	154,733
7.125% 5/15/16		115,000	123,336
ARAMARK 8.50% 2/1/15		34,000	35,530
#Brambles USA 144A
3.95% 4/1/15		150,000	155,719
5.35% 4/1/20		50,000	53,672
Casella Waste Systems
9.75% 2/1/13		15,000	15,188
11.00% 7/15/14		55,000	60,500
Corrections Corporation of America 7.75% 6/1/17		39,000	42,120
FTI Consulting 7.75% 10/1/16		2,000	2,090
Global Cash Access/Finance 8.75% 3/15/12		24,000	23,880
Interface
9.50% 2/1/14		15,000	15,581
11.375% 11/1/13		18,000	20,520
International Lease Finance 6.625% 11/15/13		85,000	85,638
Mobile Mini 6.875% 5/1/15		12,000	11,820
			800,327
Computers & Peripherals – 0.03%
#Seagate Technology International/Cayman Islands 144A 10.00% 5/1/14		80,000	94,800
			94,800
Consumer Finance – 0.05%
Ford Motor Credit 12.00% 5/15/15		100,000	126,063
			126,063
Containers & Packaging – 0.08%
Intertape Polymer 8.50% 8/1/14		29,000	24,868
#Plastipak Holdings 144A 10.625% 8/15/19		64,000	71,360
Pregis 12.375% 10/15/13		65,000	65,650
Smurfit Kappa Funding 7.75% 4/1/15		36,000	36,540
Solo Cup 8.50% 2/15/14		36,000	31,140
			229,558
Diversified Consumer Services – 0.05%
Yale University 2.90% 10/15/14		125,000	132,459
			132,459
Diversified Financial Services – 1.03%
AMH Holdings 11.25% 3/1/14		29,000	30,450
#Bank Nederlandse Gemeenten 144A 1.75% 10/6/15		110,000	109,431
Bank of America
3.70% 9/1/15		130,000	131,484
5.625% 7/1/20		65,000	68,815
•Bear Stearns 5.16% 12/7/12		230,000	217,913
Capital One Capital V 10.25% 8/15/39		45,000	48,994
City National Capital Trust I 9.625% 2/1/40		160,000	166,622
#Crown Castle Towers 144A 4.883% 8/15/20		455,000	470,997
#ERAC USA Finance 144A 5.25% 10/1/20		330,000	353,160
Export-Import Bank of Korea
5.875% 1/14/15		90,000	100,776
#144A 5.25% 2/10/14		100,000	108,953
General Electric Capital
4.375% 9/16/20		155,000	155,886
6.00% 8/7/19		406,000	457,620
JPMorgan Chase 4.40% 7/22/20		60,000	61,568
Korea Development Bank
4.375% 8/10/15		100,000	106,194
8.00% 1/23/14		100,000	117,062
Oesterreichische Kontrollbank 1.75% 10/5/15		80,000	80,222
Rentenbank 6.00% 7/15/14	AUD	84,000	82,078
			2,868,225
Diversified Telecommunication Services – 1.00%
AT&T
6.50% 9/1/37		160,000	185,744
6.70% 11/15/13		75,000	86,902
#144A 5.35% 9/1/40		105,000	105,888
Cincinnati Bell 7.00% 2/15/15		19,000	19,095
#Clearwire Communications/Finance 144A 12.00% 12/1/15		116,000	125,628
Global Crossing 12.00% 9/15/15		62,000	70,370
Hughes Network Systems/Finance 9.50% 4/15/14		48,000	49,920
Level 3 Financing
9.25% 11/1/14		5,000	4,725
10.00% 2/1/18		50,000	45,250
PAETEC Holding
8.875% 6/30/17		14,000	14,700
9.50% 7/15/15		45,000	46,125
Qwest 8.375% 5/1/16		360,000	427,499
Telecom Italia Capital
5.25% 10/1/15		335,000	361,909
6.175% 6/18/14		115,000	126,927
Telefonica Emisiones
5.134% 4/27/20		65,000	70,850
6.421% 6/20/16		255,000	299,242
Telesat Canada
11.00% 11/1/15		82,000	93,070
12.50% 11/1/17		16,000	18,960
Verizon Communications 6.40% 2/15/38		435,000	504,854
#Wind Acquisition Finance 144A 11.75% 7/15/17		100,000	112,563
Windstream 8.125% 8/1/13		10,000	10,900
			2,781,121
Electric Utilities – 0.89%
Ameren Illinois 9.75% 11/15/18		258,000	346,210
#American Transmission Systems 144A 5.25% 1/15/22		175,000	193,984
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		125,000	148,125
Commonwealth Edison
4.00% 8/1/20		270,000	283,606
5.80% 3/15/18		20,000	23,431
Duke Energy 5.05% 9/15/19		35,000	39,015
Duke Energy Carolinas 5.30% 2/15/40		60,000	65,566
Exelon Generation
4.00% 10/1/20		145,000	145,450
5.75% 10/1/41		140,000	140,951
Florida Power 5.65% 6/15/18		100,000	118,143
Georgia Power 4.75% 9/1/40		35,000	34,651
Indiana Michigan Power 7.00% 3/15/19		65,000	79,945
Jersey Central Power & Light 5.625% 5/1/16		50,000	56,737
#Korea Electric Power 144A 3.00% 10/5/15		100,000	100,065
Mirant North America 7.375% 12/31/13		1,000	1,035
Oncor Electric Delivery
7.00% 9/1/22		55,000	69,239
#144A 5.25% 9/30/40		25,000	25,561
PacifiCorp 5.50% 1/15/19		125,000	147,329
Pennsylvania Electric 5.20% 4/1/20		130,000	142,303
PPL Electric Utilities 7.125% 11/30/13		15,000	17,607
Public Service Company of Oklahoma 5.15% 12/1/19		120,000	131,527
•Puget Sound Energy 6.974% 6/1/67		60,000	56,172
Virginia Electric & Power 3.45% 9/1/22		125,000	125,337
			2,491,989
Electronic Equipment, Instruments & Components – 0.03%
Jabil Circuit 7.75% 7/15/16		21,000	23,126
Sanmina-SCI 8.125% 3/1/16		62,000	63,860
			86,986
Energy Equipment & Services – 0.34%
Complete Production Services 8.00% 12/15/16		53,000	54,855
#Helix Energy Solutions Group 144A 9.50% 1/15/16		74,000	75,295
#Hercules Offshore 144A 10.50% 10/15/17		55,000	45,925
Key Energy Services 8.375% 12/1/14		75,000	79,500
Pride International
6.875% 8/15/20		230,000	251,562
8.50% 6/15/19		5,000	5,825
Transocean 6.50% 11/15/20		135,000	147,303
Weatherford International 9.625% 3/1/19		60,000	78,391
Weatherford International Bermuda
5.125% 9/15/20		70,000	71,698
6.75% 9/15/40		125,000	130,712
			941,066
Food & Staples Retailing – 0.16%
♦#CVS Pass Through Trust 144A 8.353% 7/10/31		196,070	243,664
Ingles Markets 8.875% 5/15/17		32,000	34,640
New Albertsons 7.25% 5/1/13		2,000	2,050
Rite Aid 9.375% 12/15/15		20,000	17,350
Supervalu 8.00% 5/1/16		35,000	35,438
#Tops Markets 144A 10.125% 10/15/15		23,000	24,811
#Woolworths 144A 4.00% 9/22/20		80,000	81,703
			439,656
Food Products – 0.22%
Dean Foods 6.90% 10/15/17		10,000	9,475
#Dole Food 144A 8.00% 10/1/16		68,000	71,485
Kraft Foods 5.375% 2/10/20		350,000	391,696
Smithfield Foods
7.75% 7/1/17		55,000	56,031
#144A 10.00% 7/15/14		23,000	26,565
Tyson Foods 10.50% 3/1/14		6,000	7,253
#Viskase 144A 9.875% 1/15/18		61,000	62,525
			625,030
Gas Utilities – 0.07%
AmeriGas Partners 7.125% 5/20/16		4,000	4,190
Inergy Finance
8.25% 3/1/16		3,000	3,165
8.75% 3/1/15		2,000	2,168
#SEMCO Energy 144A 5.15% 4/21/20		175,000	191,677
			201,200
Health Care Equipment & Supplies – 0.69%
Accellent 10.50% 12/1/13		44,000	44,660
Alere 9.00% 5/15/16		52,000	53,820
Bausch & Lomb 9.875% 11/1/15		40,000	42,750
Baxter International 4.50% 8/15/19		230,000	255,811
Biomet
11.625% 10/15/17		13,000	14,544
PIK 10.375% 10/15/17		26,000	28,990
CareFusion 6.375% 8/1/19		325,000	387,346
Covidien International Finance 4.20% 6/15/20		580,000	619,407
Hospira 6.40% 5/15/15		235,000	272,619
Zimmer Holdings 4.625% 11/30/19		195,000	210,539
			1,930,486
Health Care Providers & Services – 0.20%
Medco Health Solutions
4.125% 9/15/20		145,000	147,126
7.125% 3/15/18		190,000	233,683
#Radnet Management 144A 10.375% 4/1/18		30,000	27,600
Select Medical 7.625% 2/1/15		51,000	50,044
•US Oncology Holdings PIK 6.643% 3/15/12		99,000	94,298
			552,751
Hotels, Restaurants & Leisure – 0.18%
#CKE Restaurants 144A 11.375% 7/15/18		50,000	51,500
#Equinox Holdings 144A 9.50% 2/1/16		10,000	10,275
Harrah's Operating 10.00% 12/15/18		54,000	43,403
Landry's Restaurants 11.625% 12/1/15		18,000	19,080
MGM Resorts International
7.50% 6/1/16		11,000	9,350
11.375% 3/1/18		49,000	46,918
Mohegan Tribal Gaming Authority 6.875% 2/15/15		32,000	17,800
NCL 11.75% 11/15/16		12,000	13,500
OSI Restaurant Partners 10.00% 6/15/15		37,000	37,740
Pinnacle Entertainment 8.75% 5/15/20		85,000	84,149
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		34,000	35,658
Royal Caribbean Cruises
6.875% 12/1/13		31,000	32,783
7.00% 6/15/13		5,000	5,281
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		83,000	62,249
Wyndham Worldwide 5.75% 2/1/18		35,000	35,163
			504,849
Household Durables – 0.11%
Jarden 7.50% 1/15/20		5,000	5,225
K Hovnanian Enterprises
6.25% 1/15/15		23,000	17,365
7.50% 5/15/16		36,000	23,940
10.625% 10/15/16		41,000	41,256
M/I Homes 6.875% 4/1/12		2,000	2,005
Mohawk Industries 6.125% 1/15/16		4,000	4,185
Norcraft Holdings 9.75% 9/1/12		63,000	59,378
Ryland Group 8.40% 5/15/17		34,000	36,890
#Sealy Mattress 144A 10.875% 4/15/16		2,000	2,275
Standard Pacific 10.75% 9/15/16		45,000	49,275
Yankee Acquisition 9.75% 2/15/17		52,000	54,340
			296,134
Independent Power Producers & Energy Traders – 0.05%
AES
7.75% 3/1/14		1,000	1,075
8.00% 6/1/20		35,000	38,150
Dynegy Holdings
7.75% 6/1/19		14,000	9,660
8.375% 5/1/16		55,000	43,175
NRG Energy 7.375% 2/1/16		43,000	44,344
			136,404
Insurance – 0.24%
•Genworth Financial 6.15% 11/15/66		40,000	30,650
MetLife 6.817% 8/15/18		445,000	537,718
Prudential Financial 3.875% 1/14/15		85,000	89,382
			657,750
Internet Software & Services – 0.13%
GXS Worldwide 9.75% 6/15/15		86,000	86,108
Symantec 4.20% 9/15/20		235,000	236,421
Terremark Worldwide 12.00% 6/15/17		32,000	36,720
			359,249
IT Services – 0.02%
Sungard Data Systems 10.25% 8/15/15		24,000	25,380
#Unisys 144A 12.75% 10/15/14		36,000	43,020
			68,400
Life Sciences Tools & Services – 0.37%
Amgen 3.45% 10/1/20		150,000	151,324
Bio-Rad Laboratories 8.00% 9/15/16		4,000	4,360
#Genzyme 144A
3.625% 6/15/15		130,000	138,008
5.00% 6/15/20		415,000	462,351
Life Technologies
4.40% 3/1/15		10,000	10,678
6.00% 3/1/20		245,000	278,047
			1,044,768
Machinery – 0.05%
Case New Holland 7.75% 9/1/13		45,000	49,106
RBS Global/Rexnord 11.75% 8/1/16		40,000	43,000
Thermadyne Holdings 10.00% 2/1/14		5,000	5,100
#TriMas 144A 9.75% 12/15/17		32,000	34,560
			131,766
Media – 1.14%
Affinion Group 11.50% 10/15/15		36,000	38,205
#Charter Communications Operating 144A 10.875% 9/15/14		70,000	79,625
Clear Channel Communications 10.75% 8/1/16		33,000	25,905
#Columbus International 144A 11.50% 11/20/14		100,000	110,980
Comcast 5.90% 3/15/16		210,000	242,865
#COX Communications 144A
6.25% 6/1/18		60,000	69,282
6.45% 12/1/36		5,000	5,503
6.95% 6/1/38		50,000	58,603
CSC Holdings 6.75% 4/15/12		11,000	11,536
DIRECTV Holdings
4.60% 2/15/21		170,000	175,052
7.625% 5/15/16		310,000	346,048
DISH DBS 7.875% 9/1/19		50,000	54,063
Lamar Media 6.625% 8/15/15		6,000	6,173
LIN Television 6.50% 5/15/13		9,000	8,978
#NBC Universal 144A
4.375% 4/1/21		195,000	197,789
5.15% 4/30/20		195,000	210,986
Nielsen Finance
10.00% 8/1/14		58,000	61,263
11.625% 2/1/14		14,000	15,960
Shaw Communication 6.75% 11/9/39	CAD	492,000	505,192
#Sinclair Television Group 144A 9.25% 11/1/17		32,000	34,480
#Sirius XM Radio 144A 9.75% 9/1/15		10,000	11,063
Time Warner Cable 8.25% 4/1/19		358,000	462,949
#Univision Communications 144A 12.00% 7/1/14		36,000	39,555
#Videotron Ltee 144A 7.125% 1/15/20	CAD	107,000	106,594
#Vivendi 144A
5.75% 4/4/13		155,000	168,840
6.625% 4/4/18		100,000	116,212
#XM Satellite Radio 144A 13.00% 8/1/13		15,000	17,325
			3,181,026
Metals & Mining – 0.47%
Alcoa 6.15% 8/15/20		115,000	118,455
#Algoma Acquisition 144A 9.875% 6/15/15		55,000	49,294
ArcelorMittal 9.85% 6/1/19		145,000	186,657
Century Aluminum 8.00% 5/15/14		57,500	57,069
Cliffs Natural Resources
4.80% 10/1/20		75,000	76,278
5.90% 3/15/20		45,000	49,493
6.25% 10/1/40		55,000	54,591
Compass Minerals International 8.00% 6/1/19		6,000	6,368
#Essar Steel Algoma 144A 9.375% 3/15/15		10,000	10,100
#FMG Resources August 2006 144A 10.625% 9/1/16		142,000	175,548
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		55,000	61,472
•Noranda Aluminum Acquisition PIK 5.372% 5/15/15		46,710	39,528
Novelis 11.50% 2/15/15		45,000	51,638
Reliance Steel & Aluminum 6.85% 11/15/36		100,000	100,414
Ryerson
•7.841% 11/1/14		3,000	2,809
12.00% 11/1/15		56,000	57,960
Steel Dynamics 7.75% 4/15/16		32,000	33,440
Teck Resources
9.75% 5/15/14		67,000	82,670
10.25% 5/15/16		22,000	26,759
Vale Overseas 6.875% 11/10/39		50,000	57,548
			1,298,091
Multiline Retail – 0.08%
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		106,000	113,685
Macy's Retail Holdings 5.90% 12/1/16		102,000	109,140
			222,825
Multi-Utilities – 0.05%
CMS Energy
4.25% 9/30/15		45,000	45,613
6.55% 7/17/17		70,000	75,616
8.75% 6/15/19		25,000	29,976
			151,205
Oil, Gas & Consumable Fuels – 1.53%
Anadarko Petroleum 6.375% 9/15/17		145,000	160,010
Antero Resources Finance 9.375% 12/1/17		23,000	24,553
Chesapeake Energy 6.50% 8/15/17		114,000	118,845
Copano Energy 7.75% 6/1/18		5,000	5,075
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		88,000	91,545
•Enbridge Energy 8.05% 10/1/37		75,000	76,551
Energy Transfer Partners 9.70% 3/15/19		175,000	232,521
#ENI 144A 4.15% 10/1/20		200,000	203,076
Enterprise Products Operating
5.20% 9/1/20		130,000	141,044
•7.034% 1/15/68		100,000	99,640
9.75% 1/31/14		65,000	79,661
Forest Oil 7.25% 6/15/19		22,000	22,605
#Hilcorp Energy I 144A 7.75% 11/1/15		51,000	51,765
Holly 9.875% 6/15/17		40,000	42,550
Kinder Morgan Energy
5.30% 9/15/20		95,000	102,579
6.55% 9/15/40		30,000	32,927
9.00% 2/1/19		125,000	163,015
#Linn Energy/Finance 144A 8.625% 4/15/20		25,000	26,625
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		95,000	101,492
6.70% 9/15/19		50,000	54,952
#Murray Energy 144A 10.25% 10/15/15		36,000	37,530
Nexen 7.50% 7/30/39		340,000	419,149
#NFR Energy/Finance 144A 9.75% 2/15/17		35,000	35,175
Noble Energy 8.25% 3/1/19		155,000	201,946
Noble Holding International 4.90% 8/1/20		285,000	307,042
OPTI Canada
7.875% 12/15/14		21,000	15,908
8.25% 12/15/14		38,000	29,070
Petrobras International Finance
5.75% 1/20/20		50,000	55,602
5.875% 3/1/18		20,000	22,324
Petrohawk Energy
7.875% 6/1/15		62,000	65,255
10.50% 8/1/14		2,000	2,275
#Petroleos Mexicanos 144A 6.625% 6/15/35		60,000	65,846
Petroleum Development 12.00% 2/15/18		39,000	43,485
Plains All American Pipeline 8.75% 5/1/19		165,000	209,753
Quicksilver Resources 7.125% 4/1/16		65,000	64,513
Range Resources 8.00% 5/15/19		30,000	32,925
Regency Energy Partners 8.375% 12/15/13		3,000	3,143
#SandRidge Energy 144A 9.875% 5/15/16		71,000	73,663
Total Capital
2.30% 3/15/16		130,000	130,649
4.25% 12/15/21		180,000	196,383
4.45% 6/24/20		35,000	38,377
TransCanada Pipelines
3.80% 10/1/20		95,000	97,288
•6.35% 5/15/67		135,000	126,391
#Woodside Finance 144A
4.50% 11/10/14		80,000	85,928
8.125% 3/1/14		60,000	70,623
			4,261,274
Paper & Forest Products – 0.13%
#Georgia-Pacific 144A 8.25% 5/1/16		19,000	21,209
International Paper 9.375% 5/15/19		260,000	337,824
			359,033
Pharmaceuticals – 0.28%
Abbott Laboratories 4.125% 5/27/20		150,000	163,577
#Novasep Holding 144A 9.75% 12/15/16		100,000	77,500
Pfizer 6.20% 3/15/19		205,000	252,837
#Roche Holdings 144A 6.00% 3/1/19		225,000	273,043
			766,957
Real Estate Investment Trusts – 0.20%
Developers Diversified Realty
5.375% 10/15/12		110,000	110,412
7.50% 4/1/17		10,000	10,404
9.625% 3/15/16		30,000	33,505
#Digital Realty Trust 144A 5.875% 2/1/20		65,000	69,228
Host Hotels & Resorts 6.375% 3/15/15		35,000	36,006
Liberty Property 4.75% 10/1/20		45,000	45,408
ProLogis
6.25% 3/15/17		90,000	88,513
7.375% 10/30/19		75,000	75,812
Regency Centers 4.80% 4/15/21		95,000	94,867
			564,155
Real Estate Management & Development – 0.04%
#Qatari Diar Finance 144A 5.00% 7/21/20		100,000	105,402
			105,402
Road & Rail – 0.14%
Burlington Northern Santa Fe
3.60% 9/1/20		30,000	30,438
4.70% 10/1/19		190,000	209,069
5.65% 5/1/17		25,000	28,885
Canadian Pacific Railway 4.45% 3/15/23		90,000	92,056
#Kansas City Southern de Mexico 144A 8.00% 2/1/18		25,000	27,000
			387,448
Semiconductors & Semiconductor Equipment – 0.06%
National Semiconductor 6.60% 6/15/17		150,000	175,089
			175,089
Software – 0.10%
#Oracle 144A 3.875% 7/15/20		275,000	288,466
			288,466
Specialty Retail – 0.02%
Sally Holdings/Capital 10.50% 11/15/16		49,000	53,900
			53,900
Textiles, Apparel & Luxury Goods – 0.00%
#Invista 144A 9.25% 5/1/12		2,000	2,030
			2,030
Tobacco – 0.02%
Alliance One International 10.00% 7/15/16		55,000	59,813
			59,813
Trading Companies & Distributors – 0.02%
RSC Equipment Rental 10.25% 11/15/19		45,000	48,038
			48,038
Wireless Telecommunication Services – 0.32%
America Movil 5.00% 3/30/20		230,000	249,213
American Tower 5.05% 9/1/20		195,000	200,106
Cricket Communications 9.375% 11/1/14		65,000	67,600
#Digicel 144A 12.00% 4/1/14		105,000	122,850
NII Capital 10.00% 8/15/16		63,000	71,978
Rogers Communications 6.68% 11/4/39	CAD	50,000	54,476
Sprint Capital 8.75% 3/15/32		79,000	83,345
Windstream 7.875% 11/1/17		32,000	33,520
			883,088
Total Corporate Bonds (Cost $33,870,496)			36,066,323

Non-Agency Asset-Backed Securities– 0.82%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.207% 10/6/21		95,000	94,931
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14		45,000	45,469
•#Ally Master Owner Trust Series 2010-1A 144A 2.006% 1/15/15		100,000	102,034
•American Express Credit Account Master Trust Series 2010-1 B 0.856% 11/16/15		100,000	99,989
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.286% 3/17/14		140,000	139,845
Series 2007-A7 A7 5.75% 7/15/20		290,000	345,087
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		100,000	101,292
Series 2010-VT1A A3 2.41% 5/15/13		100,000	101,023
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.906% 7/15/13		55,000	54,477
Series 2005-A7 A7 4.75% 10/22/12		85,000	85,205
•Series 2009-A1 A1 2.006% 3/17/14		100,000	102,260
CNH Equipment Trust
Series 2009-C A3 1.85% 12/16/13		45,000	45,535
Series 2010-A A4 2.49% 4/15/30		125,000	129,339
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		100,000	118,922
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		100,000	100,613
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16		100,000	101,872
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.807% 9/15/14		100,000	101,679
#Series 2010-1 A 144A 1.907% 12/15/14		120,000	122,480
GE Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14		100,000	101,790
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/17/14		100,000	101,035
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		21,776	22,058
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13		60,000	60,516
Total Non-Agency Asset-Backed Securities (Cost $2,193,824)			2,277,451
Non-Agency Collateralized Mortgage Obligations– 0.09%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		10,638	10,027
Series 2005-5 2CB1 6.00% 6/25/35		5,110	4,053
Series 2005-6 7A1 5.50% 7/25/20		8,367	8,139
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	75,639

@♦Countrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36		3,396	3,099
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.176% 1/25/36		37,650	33,436
JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.309% 4/25/35		22,353	22,572
Series 2007-A1 7A4 5.2915% 7/25/35		51,061	21,111
•MASTR ARM Trust Series 2006-2 4A1 4.978% 2/25/36		16,130	15,318
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		38,811	36,923
Series 2006-7 2A1 6.00% 6/25/36		15,475	14,614

Total Non-Agency Collateralized Mortgage Obligations (Cost $197,336)			244,931

Regional Bonds – 0.52%
Australia – 0.29%
New South Wales Treasury

2.75% 11/20/25	AUD	86,000	86,347
6.00% 5/1/20	AUD	728,000	727,499
			813,846
Canada – 0.23%
Province of British Columbia Canada 2.85% 6/15/15		80,000	85,169
Province of Nova Scotia Canada 2.375% 7/21/15		285,000	293,658
Province of Ontario Canada
1.875% 9/15/15		75,000	75,648
4.40% 4/14/20		85,000	94,186
Province of Quebec Canada
4.50% 12/1/19	CAD	17,000	17,794
4.60% 5/26/15		65,000	73,714
			640,169
Total Regional Bonds (Cost $1,349,304)			1,454,015
Senior Secured Loans – 0.44%
Allied Security Holdings 7.75% 2/23/15		73,390	73,757
ATI Holdings 7.00% 2/18/16		24,875	24,232
BWAY Holding Tranche B 5.50% 3/28/17		91,200	91,405
Calpine 7.00% 4/21/17		99,750	101,442
Delta Air Lines 8.75% 9/16/13		148,772	151,128
Graham Packaging Tranche C 6.75% 4/5/14		51,958	52,363
ICL Industrial Containers Tranche C 5.50% 6/16/17		8,550	8,569
JohnsonDiversey Tranche B 5.50% 11/24/15		56,396	56,631
Nuveen Investments 2nd Lien 12.50% 7/9/15		100,000	108,750
PQ 6.79% 7/30/15		95,000	88,018
Rental Service 2nd Lien 6.291% 10/7/13		160,000	156,951
Rockwood Specialties Group Tranche H 6.00% 5/15/14		71,193	71,534
Smurfit-Stone Container Enterprise 6.75% 1/2/16		54,863	55,231
SunGard Data Systems 7.75% 2/28/14		54,722	55,091
Texas Competitive Electric Holdings Tranche B2 6.579% 10/10/14		104,347	81,298
Univision Communications Tranche B 5.049% 9/29/14		53,711	47,322
Total Senior Secured Loans (Cost $1,191,895)			1,223,722
Sovereign Bonds– 2.04%
Australia – 0.38%
Australian Government
3.00% 9/20/25	AUD	86,000	91,871
4.50% 4/15/20	AUD	643,000	599,331
6.00% 2/15/17	AUD	360,000	368,519
			1,059,721
Brazil – 0.17%
Federal Republic of Brazil
7.125% 1/20/37		100,000	132,000
8.875% 10/14/19		100,000	141,250
11.00% 8/17/40		156,000	216,839
			490,089
Canada – 0.06%
Export Development Canada 3.125% 4/24/14		160,000	171,704
			171,704
Chile – 0.04%
Republic of Chile 5.50% 8/5/20	CLP	50,000,000	110,023
			110,023
Colombia – 0.04%
Republic of Columbia
7.75% 4/14/21	COP	72,000,000	47,087
10.375% 1/28/33		40,000	64,400
			111,487
Indonesia – 0.17%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	1,280,000,000	172,137
11.00% 11/15/20	IDR	820,000,000	113,952
12.80% 6/15/21	IDR	1,200,000,000	184,487
			470,576
Japan – 0.07%
Japan Finance 1.875% 9/24/15		200,000	201,995
			201,995
Norway – 0.62%
Eksportfinans
3.00% 11/17/14		105,000	110,820
5.50% 5/25/16		250,000	292,334
#Kommunalbanken 144A 1.75% 10/5/15		140,000	140,053
Norway Government Bonds
4.25% 5/19/17	NOK	1,990,000	366,509
4.50% 5/22/19	NOK	2,280,000	428,725
5.00% 5/15/15	NOK	2,012,000	377,772
			1,716,213
Panama – 0.05%
Panama Government International Bond 7.25% 3/15/15		110,000	132,000
			132,000
Peru – 0.05%
Republic of Peru 7.125% 3/30/19		105,000	132,038
			132,038
Philippines – 0.08%
Republic of Philippines
6.375% 10/23/34		100,000	117,000
6.50% 1/20/20		100,000	120,250
			237,250
Poland – 0.05%
Poland Government International Bond 6.375% 7/15/19		110,000	130,149
			130,149
Republic of Korea – 0.07%
#Korea Expressway 144A 4.50% 3/23/15		100,000	105,596
@Korea Treasury Inflation Linked Bond 2.75% 6/10/20	KRW	87,402,875	83,697
			189,293
Russia – 0.11%
Russian-Eurobond 7.50% 3/31/30		258,520	309,371
			309,371
Sweden – 0.05%
Svensk Exportkredit 3.25% 9/16/14		130,000	138,723
			138,723
Turkey – 0.03%
Republic of Turkey 6.875% 3/17/36		61,000	71,218
			71,218
Total Sovereign Bonds (Cost $5,311,718)			5,671,850
Supranational Banks – 0.60%
European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	2,000,000	65,542
European Investment Bank 9.00% 12/21/18	ZAR	1,500,000	227,718
Inter-American Development Bank 4.25% 9/14/15		60,000	67,822
International Bank For Reconstruction & Development
2.375% 5/26/15		60,000	62,867
3.375% 4/30/15	NOK	410,000	70,523
3.625% 6/22/20	NOK	440,000	75,458
5.375% 12/15/14	NZD	318,000	243,612
International Finance 5.75% 3/16/15	AUD	876,000	855,910

Total Supranational Banks (Cost $1,512,290)			1,669,452
		Number of
		Shares
Warrant– 0.00%
†US Airways		8	0
Total Warrant (Cost $0)			0
		Principal
		Amount¡
≠Discounted Commercial Paper– 3.96%
Societe Generale North America 0.15% 10/1/10		11,020,000	11,020,000
Total Discounted Commercial Paper (Cost $11,020,000)			11,020,000
Total Value of Securities – 102.07%
(Cost $247,146,896)			284,386,028
Liabilities Net of Receivables and Other Assets (See Notes) – (2.07%)			(5,770,262)
Net Assets Applicable to 23,665,670 Shares Outstanding – 100.00%			$278,615,766

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
TRY – Turkish Libra
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $1,446,998, which represented 0.52% of the Fund's net assets. See Note 4 in "Notes."
§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risks.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010 the aggregate amount of Rule 144A securities was $9,525,419, which represented 3.42% of the Fund's net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2010.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
BCLY–Barclays
BOA–Bank of America Securities
CITI–Citibank
CMB–Chase Manhattan Bank
GDR – Global Depositary Receipts
GNMA–Government National Mortgage Association
GSC–Goldman Sacks & Co.
HKSB–Hong Kong Shanghai Bank
MASTR – Mortgage Asset Securitization Transaction, Inc.
MNB–Mellon National Bank
MSC–Morgan Stanley & Co.
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts

				Unrealized
				Appreciation
Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BCLY	CAD (197,912)	USD 191,571	10/29/2010	(657)
BCLY	GBP (206,670)	USD 320,000	10/29/2010	(4,598)
BOA	AUD (587,043)	USD 536,657	10/29/2010	(28,766)
BOA	CAD (355,298)	USD 342,766	10/29/2010	(2,328)
BOA	EUR (141,008)	USD 179,494	10/29/2010	(12,708)
BOA	MXN 1,097,550	USD (84,062)	10/29/2010	2,832
BOA	NOK (3,717,081)	USD 598,817	10/29/2010	(32,400)
CITI	NOK (188,603)	USD 30,492	10/29/2010	(1,535)
CMB	BRL 556,617	USD (319,986)	10/29/2010	6,621
CMB	CLP 133,024,250	USD (266,849)	10/29/2010	8,689
CMB	EUR (78,060)	USD 99,526	10/29/2010	(6,874)
CMB	MYR 1,289,928	USD (414,235)	10/29/2010	2,774
CMB	NZD (103,743)	USD 74,799	10/29/2010	(1,168)
CMB	TRY 75,295	USD (49,341)	10/28/2010	2,458
GSC	CAD (98,434)	USD 94,832	10/29/2010	(775)
GSC	NOK (4,571,638)	USD 738,731	10/29/2010	(37,604)
HKSB	AUD 877,594)	USD 801,656	10/29/2010	(43,618)
HKSB	EUR (52,890)	USD 67,381	10/29/2010	(4,711)
HKSB	NOK (2,347,070)	USD 378,551	10/29/2010	(20,018)
MNB	EUR 304,188	USD (411,532)	10/1/2010	3,179
MNB	GBP 1,170	USD (1,852)	10/1/2010	(14)
MNB	IDR (63,289,911)	USD 68,716	10/1/2010	12
MNB	PLN (75,376)	USD 25,587	10/1/2010	(344)
MSC	AUD (617,043)	USD 564,280	10/29/2010	(30,039)
MSC	CAD (179,386)	USD 172,986	10/29/2010	(1,249)
MSC	EUR (69,838)	USD 89,036	10/29/2010	(6,157)
MSC	KRW 94,896,000	USD (80,935)	10/29/2010	2,190
MSC	MXN 528,439	USD (40,598)	10/29/2010	1,239
MSC	MYR (873,305)	USD 280,409	10/29/2010	(1,914)
MSC	NOK 638,733	USD (103,057)	10/29/2010	5,409
MSC	TRY 75,470	USD (49,505)	10/28/2010	2,415
				$(199,659)

Futures Contracts
				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
3 U.S. Long Gilt	$361,803	$362,602	12/29/10	$ 799
3 U.S. Treasury 5 yr Notes	572,819	585,901	12/31/10	13,082
	$934,622			$13,881

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Aggressive Allocation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$249,623,223
Aggregate unrealized appreciation	$ 40,634,492
Aggregate unrealized depreciation	(5,871,687)
Net unrealized appreciation	$ 34,762,805

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $62,207,537 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $17,281,120 expires in 2016 and $44,926,417 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 15,960,222	$ 161,394	$ 16,121,616
Common Stock	184,532,059	113,122	-	184,645,181
Corporate Debt	-	38,563,946	106,594	38,670,540
Foreign Debt	-	8,601,598	193,719	8,795,317
Investment Companies	25,087,757	-	-	25,087,757
Short-Term	-	11,020,000	-	11,020,000
Other	45,617	-	-	45,617
Total	$209,665,433	$74,258,888	$461,707	$284,386,028

Foreign Currency Exchange Contracts	$ -	$ (199,659)	$ -	$ 199,659)
Futures Contracts	$ 13,881	$ -	$ -	$ 13,881

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-	Corporate	Foreign
	Total	Securities	Debt	Debt
Balance as of 12/31/09	$ 448,936	$ 95,361	$ -	$353,575
Purchases	442,571	160,376	104,031	178,164
Sales	(128,770)	-	-	(128,770)
Net realized gain	2,962	-	-	2,962
Transfers out of Level 3	(293,490)	(95,000)	-	(198,490)
Net change in unrealized
appreciation/depreciation	(10,502)	657	$2,563	$(13,722)
Balance as of 9/30/10	$461,707	$ 161,394	$106,594	$ 193,719

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$ (10,502)	$ 657	$2,563	$(13,722)

During the period ended September 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $293,490 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest notes. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal couterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$15,333	Liabilities net of receivables and other assets	$(214,992)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	13,881	Liabilities net of receivables and other assets	-

Total		$29,214		$(214,992)

The effect of derivative instruments on the statement of operations for the period ended September 30, 2010 was as follows

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized in
	Recognized in Income	Recognized in Income	Income

Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies/unrealized appreciation/depreciation of investments and foreign currencies	$(257,645)	$(184,975)

Interest rate contracts (Futures)	Net realized gain on futures contracts/unrealized appreciation/depreciation of investments and foreign currencies	117,312	(86,974)

Total		$(140,333)	$(271,949)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Mondrian International Value Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.13%∆
Australia – 9.19%
Amcor	1,667,460	$10,493,145
Foster's Group	1,481,640	8,779,553
QBE Insurance Group	672,177	11,214,856
Telstra	5,150,644	13,044,638
Wesfarmers	344,443	10,950,917
		54,483,109
Belgium – 0.00%
*†Ageas VVPR Strip	340,580	464
		464
France – 16.09%
Carrefour	359,299	19,307,449
Cie de Saint-Gobain	196,096	8,723,548
France Telecom	744,485	16,087,649
*†GDF Suez VVPR Strip	60,186	82
Sanofi-Aventis	268,437	17,886,959
Societe Generale	150,708	8,681,012
Total	340,496	17,549,656
Vinci	144,291	7,233,363
		95,469,718
Germany – 4.61%
Deutsche Telekom	947,879	13,000,446
RWE	211,861	14,343,828
		27,344,274
■Hong Kong – 0.68%
Hong Kong Electric Holdings	661,000	4,016,826
		4,016,826
Italy – 3.26%
ENI	422,175	9,111,309
Intesa Sanpaolo	3,157,243	10,255,298
UniCredit	1	2
		19,366,609
Japan – 20.53%
Astellas Pharma	435,500	15,731,534
Canon	375,000	17,499,851
Kao	686,500	16,729,659
KDDI	1,883	9,012,862
Nitto Denko	129,700	5,073,630
Sekisui House	404,000	3,630,264
Seven & I Holdings	658,000	15,420,212
Takeda Pharmaceutical	382,500	17,574,883
Tokio Marine Holdings	381,500	10,293,392
Toyota Motor	230,700	8,286,570
West Japan Railway	704	2,525,341
		121,778,198
Netherlands – 3.35%
†ING Groep CVA	907,918	9,419,734
Reed Elsevier	830,821	10,477,473
		19,897,207
New Zealand – 0.53%
Telecom New Zealand	2,124,753	3,150,327
		3,150,327
Singapore – 3.95%
Jardine Matheson Holdings	181,600	8,197,424
Singapore Telecommunications	2,744,000	6,550,220
United Overseas Bank	625,401	8,710,162
		23,457,806
Spain – 7.53%
Banco Santander	650,232	8,259,463
Iberdrola	2,181,397	16,782,325
Telefonica	791,211	19,594,539
		44,636,327
Switzerland – 5.78%
Novartis	385,126	22,090,645
Zurich Financial Services	52,050	12,201,868
		34,292,513
Taiwan – 2.40%
Chunghwa Telecom ADR	253,512	5,683,739
Taiwan Semiconductor Manufacturing ADR	841,016	8,527,902
		14,211,641
United Kingdom – 21.23%
Aviva	446,316	2,796,848
BG Group	580,985	10,213,095
BP	2,272,743	15,274,024
Compass Group	1,457,015	12,142,602
Experian	632,880	6,889,964
GlaxoSmithKline	964,055	18,999,179
Royal Dutch Shell Class A	658,251	19,913,893
Tesco	908,046	6,049,051
Unilever	598,153	17,308,693
Vodafone Group	6,617,001	16,330,510
		125,917,859
Total Common Stock (Cost $481,146,455)		588,022,878

Short-Term Investment – 0.79%
Money Market Mutual Fund – 0.79%
Dreyfus Treasury & Agency Cash Management Fund	4,658,722	4,658,722
Total Short-Term Investment (Cost $4,658,722)		4,658,722
Total Value of Securities – 99.92%
(Cost $485,805,177)		592,681,600
Receivables and Other Assets Net of Liabilities (See Notes) – 0.08%		475,030
Net Assets Applicable to 38,599,242 Shares Outstanding – 100.00%		$593,156,630

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(82,854)	USD	80,464	10/5/10	$ 422
MNB	AUD	(312,066)	USD	301,861	10/6/10	427
MNB	EUR	519,723	USD	(707,292)	10/1/10	1,268
MNB	EUR	1,255,292	USD	(1,714,583)	10/4/10	(2,499)
MNB	GBP	(270,726)	USD	429,995	10/4/10	4,710
						$ 4,328

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$492,142,657
Aggregate unrealized appreciation	$122,059,847
Aggregate unrealized depreciation	(21,520,904)
Net unrealized appreciation	$100,538,943

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $88,476,934 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$588,022,878	$ -	$588,022,878
Short-Term	4,658,722	-	4,658,722
Total	$592,681,600	$ -	$592,681,600

Foreign Currency Exchange Contracts	$ -	$4,328	$ 4,328

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderate Profile Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 69.12%
Equity Funds – 25.78%
*Lincoln Variable Insurance Products Trust –
†LVIP Baron Growth Opportunities Fund	448,628	$11,722,662
LVIP Columbia Value Opportunities Fund	283,361	2,575,184
LVIP Delaware Special Opportunities Fund	578,532	19,977,275
LVIP MFS Value Fund	3,843,496	81,090,079
LVIP SSgA Large Cap 100 Fund	6,214,395	59,484,191
†LVIP T. Rowe Price Growth Stock Fund	6,440,363	102,575,658
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,946,360	24,541,653
LVIP Wells Fargo Intrinsic Value Fund	644,421	7,943,131
		309,909,833
Fixed Income Funds – 24.08%
*Lincoln Variable Insurance Products Trust –
†LVIP BlackRock Inflation Protected Bond Fund	5,756,595	59,695,894
LVIP Delaware Bond Fund	11,178,951	158,852,887
†LVIP Delaware Diversified Floating Rate Fund	4,673,568	46,931,970
†LVIP J.P. Morgan High Yield Fund	2,318,298	23,943,387
		289,424,138
International Equity Funds – 17.25%
*Lincoln Variable Insurance Products Trust –
†LVIP Cohen & Steers Global Real Estate Fund	3,458,281	24,339,384
LVIP Marsico International Growth Fund	5,993,228	69,731,210
LVIP Mondrian International Value Fund	3,112,688	47,854,464
LVIP SSgA Developed International 150 Fund	4,369,889	35,798,130
LVIP SSgA Emerging Markets 100 Fund	445,640	5,838,779
LVIP Templeton Growth Fund	975,755	23,720,604
		207,282,571
International Fixed Income Fund – 2.01%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	2,038,733	24,179,376
		24,179,376
Total Affiliated Investment Companies (Cost $737,456,099)		830,795,918

Unaffiliated Investment Companies – 30.88%
Equity Funds – 14.35%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	919,038	25,540,060
Delaware VIP U.S. Growth Series	9,282,197	69,059,546
Delaware VIP Value Series	5,181,804	77,830,702
		172,430,308
Fixed Income Fund – 14.55%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	15,464,176	174,899,833
		174,899,833
International Equity Fund – 1.98%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	1,182,020	23,782,244
		23,782,244
Total Unaffiliated Investment Companies (Cost $314,747,942)		371,112,385

Short-Term Investment – 0.01%
Money Market Mutual Fund – 0.01%
Dreyfus Treasury & Agency Cash Management Fund	107,548	107,548
Short-Term Investment (Cost $107,548)		107,548

Total Value of Securities – 100.01%
(Cost $1,052,311,589)		1,202,015,851
Liabilities Net of Receivables and Other Assets (See Notes) – (0.01%)		(67,332)
Net Assets Applicable to 104,676,180 Shares Outstanding – 100.00%		$1,201,948,519

*Standard Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Moderate Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,107,678,576
Aggregate unrealized appreciation	$ 102,163,670
Aggregate unrealized depreciation	(7,826,395)
Net unrealized appreciation	$ 94,337,275

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $94,962,601 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$1,201,908,303
Short-Term	107,548
Total	$1,202,015,851

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments or Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Conservative Profile Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 72.80%
Equity Funds – 19.25%
*Lincoln Variable Insurance Products Trust –
†LVIP Baron Growth Opportunities Fund	335,778	$8,773,873
LVIP Columbia Value Opportunities Fund	186,925	1,698,775
LVIP MFS Value Fund	1,353,865	28,563,844
LVIP SSgA Large Cap 100 Fund	1,388,418	13,289,933
†LVIP T. Rowe Price Growth Stock Fund	1,600,347	25,488,719
LVIP Wells Fargo Intrinsic Value Fund	634,064	7,815,469
		85,630,613
Fixed Income Funds – 42.46%
*Lincoln Variable Insurance Products Trust –
†LVIP BlackRock Inflation Protected Bond Fund	2,569,074	26,641,300
LVIP Delaware Bond Fund	9,564,833	135,916,281
†LVIP Delaware Diversified Floating Rate Fund	1,738,834	17,461,367
†LVIP J.P. Morgan High Yield Fund	862,573	8,908,657
		188,927,605
International Equity Funds – 9.07%
*Lincoln Variable Insurance Products Trust –
†LVIP Cohen & Steers Global Real Estate Fund	641,808	4,517,044
LVIP Marsico International Growth Fund	792,602	9,221,919
LVIP Mondrian International Value Fund	579,824	8,914,221
LVIP SSgA Developed International 150 Fund	1,084,977	8,888,129
LVIP Templeton Growth Fund	363,366	8,833,426
		40,374,739
International Fixed Income Fund – 2.02%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	758,535	8,996,225
		8,996,225
Total Affiliated Investment Companies (Cost $286,185,613)		323,929,182

Unaffiliated Investment Companies – 27.23%
Equity Funds – 10.94%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	322,478	8,961,667
Delaware VIP U.S. Growth Series	2,714,627	20,196,822
Delaware VIP Value Series	1,298,831	19,508,438
		48,666,927
Fixed Income Fund – 16.29%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	6,409,025	72,486,074
		72,486,074
Total Unaffiliated Investment Companies (Cost $99,909,708)		121,153,001

Short-Term Investment– 0.04%
Money Market Mutual Fund – 0.04%
Dreyfus Treasury & Agency Cash Management Fund	206,505	206,505
Total Short-Term Investment (Cost $206,505)		206,505
Total Value of Securities – 100.07%
(Cost $386,301,826)		445,288,688
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(328,917)
Net Assets Applicable to 37,460,840 Shares Outstanding – 100.00%		$444,959,771

*Standard Class shares.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Conservative Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$405,546,717
Aggregate unrealized appreciation	$ 42,145,816
Aggregate unrealized depreciation	(2,403,845)
Net unrealized appreciation	$ 39,741,971

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $17,537,940 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$445,082,183
Short-Term	206,505
Total	$445,288,688

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments or Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderately Aggressive Profile Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 68.40%
Equity Funds – 27.51%
*Lincoln Variable Insurance Products Trust –
†LVIP Baron Growth Opportunities Fund	277,955	$7,262,952
LVIP Columbia Value Opportunities Fund	158,725	1,442,495
LVIP Delaware Special Opportunities Fund	353,400	12,203,269
LVIP MFS Value Fund	2,689,042	56,733,416
LVIP SSgA Large Cap 100 Fund	3,850,082	36,852,983
†LVIP T. Rowe Price Growth Stock Fund	4,433,183	70,607,311
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,205,797	15,203,898
LVIP Wells Fargo Intrinsic Value Fund	420,948	5,188,611
		205,494,935
Fixed Income Funds – 17.59%
*Lincoln Variable Insurance Products Trust –
†LVIP BlackRock Inflation Protected Bond Fund	3,567,049	36,990,302
†LVIP Delaware Bond Fund	5,596,658	79,528,504
†LVIP J.P. Morgan High Yield Fund	1,436,478	14,835,945
		131,354,751
International Equity Funds – 21.29%
*Lincoln Variable Insurance Products Trust –
†LVIP Cohen & Steers Global Real Estate Fund	3,217,219	22,642,786
LVIP Marsico International Growth Fund	5,238,704	60,952,317
LVIP Mondrian International Value Fund	1,927,408	29,631,966
LVIP SSgA Developed International 150 Fund	2,707,398	22,179,003
LVIP SSgA Emerging Markets 100 Fund	680,103	8,910,705
LVIP Templeton Growth Fund	604,530	14,696,134
		159,012,911
International Fixed Income Fund – 2.01%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	1,263,235	14,981,966
		14,981,966
Total Affiliated Investment Companies (Cost $462,337,031)		510,844,563

Unaffiliated Investment Companies – 31.65%
Commodity Fund – 1.01%
**PIMCO CommodityRealReturn Strategy Portfolio	918,079	7,546,613
		7,546,613
Equity Funds – 16.51%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	581,174	16,150,833
Delaware VIP U.S. Growth Series	6,848,473	50,952,636
Delaware VIP Value Series	3,745,202	56,252,935
		123,356,404
Fixed Income Fund – 11.11%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	7,334,666	82,955,077
		82,955,077
International Equity Fund – 3.02%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	1,121,202	22,558,577
		22,558,577
Total Unaffiliated Investment Companies (Cost $210,602,449)		236,416,671

Short-Term Investment – 0.11%
Money Market Mutual Fund – 0.11%
Dreyfus Treasury & Agency Cash Management Fund	790,312	790,312
Total Short-Term Investment (Cost $790,312)		790,312

Total Value of Securities – 100.16%
(Cost $673,729,792)		748,051,546
Liabilities Net of Receivables and Other Assets (See Notes) – (0.16%)		(1,213,304)
Net Assets Applicable to 68,542,509 Shares Outstanding – 100.00%		$746,838,242

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Moderately Aggressive Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$717,005,034
Aggregate unrealized appreciation	$ 48,723,322
Aggregate unrealized depreciation	(17,676,810)
Net unrealized appreciation	$ 31,046,512

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $89,130,309 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$747,261,234
Short-Term	790,312
Total	$748,051,546

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Global Tactical Allocation Fund (formerly LVIP Wilshire Aggressive Profile Fund)

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 62.03%
Equity Funds – 24.40%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	1,416,128	13,555,176
LVIP SSgA S&P 500 Index Fund	959,740	$7,729,745
LVIP SSgA Small-Cap Index Fund	184,779	2,865,188
LVIP SSgA Small-Mid Cap 200 Fund	248,252	2,850,925
		27,001,034
Fixed Income Fund – 18.76%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	1,830,232	20,765,816
		20,765,816
International Equity Funds – 18.87%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Emerging Markets 100 Fund	196,057	2,568,741
LVIP SSgA International Index Fund	907,738	6,856,147
LVIP SSgA Developed International 150 Fund	1,398,744	11,458,508
		20,883,396
Total Affiliated Investment Companies (Cost $67,000,510)		68,650,246
Unaffiliated Investment Companies – 37.48%
Commodity Fund – 0.55%
SPDR® Gold ETF	4,792	612,945
		612,945
Equity Funds – 9.79%
SPDR® Dow Jones Small Cap ETF	25,375	1,458,606
SPDR® S&P 500 ETF	75,240	8,586,389
SPDR® S&P MidCap 400 ETF	5,386	784,148
		10,829,143
Fixed Income Funds – 19.90%
SPDR® Barclays Capital Aggregate Bond ETF	39,485	2,281,048
SPDR® Barclays Capital High Yield Bond ETF	166,430	6,658,864
SPDR® Barclays Capital Short Term Corporate Bond ETF	141,108	4,295,328
SPDR® Barclays Capital TIPS ETF	141,573	7,642,111
SPDR® DB International Government Inflation-Protected Bond ETF	19,541	1,148,229
		22,025,580
International Equity Funds – 7.24%
SPDR® S&P Emerging Markets ETF	76,357	5,335,827
SPDR® S&P World ex-US ETF	110,653	2,671,163
		8,006,990
Total Unaffiliated Investment Companies (Cost $40,510,394)		41,474,658

Short-Term Investment – 0.86%
Money Market Mutual Fund – 0.86%
Dreyfus Treasury & Agency Cash Management	955,898	955,898
Total Short-Term Investment (Cost $955,898)		955,898

Total Value of Securities – 100.37%
(Cost $108,466,802)		111,080,802
Liabilities Net of Receivables and Other Assets (See Notes) – (0.37%)		(412,273)
Net Assets Applicable to 11,200,084 Shares Outstanding – 100.00%		$110,668,529

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Global Tactical Allocation Fund (formerly LVIP Wilshire Aggressive Profile Fund) (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$108,474,190
Aggregate unrealized appreciation	$2,606,612
Aggregate unrealized depreciation	-
Net unrealized appreciation	$2,606,612

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $40,556,592 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$110,124,904
Short-Term	955,898
Total	$111,080,802

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Capital Growth Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.38%
Aerospace & Defense – 2.58%
Boeing	50,950	$3,390,213
Honeywell International	12,600	553,644
Precision Castparts	13,760	1,752,336
		5,696,193
Air Freight & Logistics – 0.89%
C.H. Robinson Worldwide	9,570	669,134
FedEx	15,140	1,294,470
		1,963,604
Auto Components – 1.69%
Johnson Controls	122,360	3,731,980
		3,731,980
Automobiles – 3.04%
†Ford Motor	260,680	3,190,723
Harley-Davidson	123,820	3,521,441
		6,712,164
Biotechnology – 1.01%
†Celgene	38,790	2,234,692
		2,234,692
Building Products – 0.53%
Masco	105,930	1,166,289
		1,166,289
Capital Markets – 4.26%
Ameriprise Financial	70,860	3,353,804
Goldman Sachs Group	32,900	4,756,682
†UBS	76,040	1,291,070
		9,401,556
Chemicals – 0.68%
Mosaicq	25,630	1,506,019
		1,506,019
Commercial Banks – 3.08%
Itau Unibanco Holding ADR	116,025	2,805,485
Wells Fargo	159,430	4,006,475
		6,811,960
Communications Equipment – 7.46%
†Cisco Systems	405,260	8,875,194
†Juniper Networks	124,790	3,787,377
QUALCOMM	84,760	3,824,371
		16,486,942
Computers & Peripherals – 10.67%
†Apple	39,980	11,344,325
†EMC	284,460	5,777,383
†NetApp	129,590	6,452,286
		23,573,994
Electronic Equipment, Instruments & Components – 0.26%
†Dolby Laboratories Class A	10,260	582,871
		582,871
Energy Equipment & Services – 2.57%
National Oilwell Varco	38,290	1,702,756
Schlumberger	64,590	3,979,390
		5,682,146
Health Care Equipment & Supplies – 0.88%
Covidien	48,100	1,933,139
		1,933,139
Hotels, Restaurants & Leisure – 2.39%
International Game Technology	117,210	1,693,685
†MGM MIRAGE	182,100	2,054,087
Starbucks	60,160	1,538,893
		5,286,665
Industrial Conglomerates – 2.49%
3M	44,420	3,851,658
Siemens ADR	15,710	1,655,834
		5,507,492
Insurance – 3.14%
Hartford Financial Services Group	266,190	6,109,061
Progressive	39,860	831,878
		6,940,939
Internet & Catalog Retail – 1.68%
†priceline.com	10,680	3,720,271
		3,720,271
Internet Software & Services – 5.61%
†eBay	199,380	4,864,872
†Google Class A	11,450	6,020,296
†VeriSign	47,710	1,514,315
		12,399,483
IT Services – 2.75%
Accenture Class A	38,120	1,619,719
†Cognizant Technology Solutions Class A	40,390	2,603,944
Western Union	105,220	1,859,237
		6,082,900
Machinery – 9.08%
Caterpillar	30,000	2,360,400
Cummins	34,750	3,147,655
Eaton	27,870	2,298,996
Illinois Tool Works	61,280	2,881,386
Ingersoll-Rand	88,950	3,176,405
Joy Global	19,140	1,345,925
PACCAR	100,510	4,839,556
		20,050,323
Media – 1.26%
News Class A	212,200	2,771,332
		2,771,332
Metals & Mining – 2.23%
Barrick Gold	19,430	899,415
BHP Billiton ADR	28,580	2,181,225
Freeport-McMoRan Copper & Gold Class B	21,720	1,854,671
		4,935,311
Multiline Retail – 1.24%
†Kohl's	52,030	2,740,940
		2,740,940
Oil, Gas & Consumable Fuels – 1.85%
Consol Energy	50,810	1,877,938
EOG Resources	23,730	2,206,178
		4,084,116
Pharmaceuticals – 0.74%
Teva Pharmaceutical Industries ADR	30,820	1,625,755
		1,625,755
Semiconductors & Semiconductor Equipment – 8.59%
Altera	188,920	5,697,827
Analog Devices	97,730	3,066,767
Broadcom Class A	81,850	2,896,672
Intel	99,880	1,920,692
†Rovi	45,730	2,305,249
Texas Instruments	114,040	3,095,046
		18,982,253
Software – 10.89%
†Adobe Systems	42,760	1,118,174
†BMC Software	112,559	4,556,388
†Citrix Systems	37,800	2,579,472
Microsoft	319,340	7,820,637
Oracle	297,260	7,981,430
		24,056,101
Specialty Retail – 2.45%
Lowe's	138,490	3,086,942
Staples	110,850	2,318,982
		5,405,924
Textiles, Apparel & Luxury Goods – 2.39%
Coach	60,600	2,603,376
Polo Ralph Lauren	29,880	2,685,017
		5,288,393
Total Common Stock (Cost $192,362,198)		217,361,747

Short-Term Investment – 1.76%
Money Market Mutual Fund – 1.76%
Dreyfus Treasury & Agency Cash Management Fund	3,880,462	3,880,462
Total Short-Term Investment (Cost $3,880,462)		3,880,462
Total Value of Securities – 100.14%
(Cost $196,242,660)		221,242,209
Liabilities Net of Receivables and Other Assets (See Notes) – (0.14%)		(301,668)
Net Assets Applicable to 9,956,417 Shares Outstanding – 100.00%		$220,940,541

†Non income producing security.
ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Capital Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$198,826,442
Aggregate unrealized appreciation	$ 27,899,644
Aggregate unrealized depreciation	(5,483,877)
Net unrealized appreciation	$ 22,415,767

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $74,212,625 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,024,321 expires in 2011, $19,364,659 expires in 2016, and $40,823,645 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Common Stock	$217,361,747
Short-Term	3,880,462
Total	$221,242,209

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Marsico International Growth Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.92%Δ
Argentina – 1.05%
†MercadoLibre	38,300	$2,764,494
		2,764,494
Belgium – 1.53%
Anheuser-Busch InBev	68,687	4,040,757
		4,040,757
Bermuda – 1.19%
Seadrill	108,451	3,133,910
		3,133,910
Brazil – 8.55%
Anhanguera	60,500	1,071,650
BR Malls	343,800	2,835,820
†OGX Petroleo e Gas	775,000	10,076,166
PDG Realty	494,700	5,876,872
Vale ADR	84,900	2,654,823
		22,515,331
Canada – 2.96%
Canadian National Railway	83,693	5,358,026
Teck Resources Class B	59,509	2,447,683
		7,805,709
China – 4.87%
†Alibaba.com	628,000	1,307,979
†Baidu ADR	29,150	2,991,373
†Ctrip.com International ADR	46,100	2,201,275
Ping An Insurance Group China	349,000	3,562,464
Tencent Holdings	126,500	2,765,134
		12,828,225
Denmark – 2.41%
Novo Nordisk Class B	40,929	4,062,162
Novozymes B Shares	18,003	2,290,701
		6,352,863
France – 7.57%
Accor	122,379	4,468,954
BNP Paribas	37,414	2,661,107
Pernod-Ricard	32,643	2,725,860
Publicis Groupe	90,737	4,309,927
Schneider Electric	45,413	5,758,604
		19,924,452
Germany – 12.81%
Adidas	62,069	3,843,521
BASF	123,978	7,859,681
Daimler	99,980	6,329,450
†Infineon Technologies	413,541	2,859,599
Metro	47,074	3,076,068
Siemens	61,062	6,458,448
ThyssenKrupp	101,308	3,315,529
		33,742,296
Hong Kong – 5.74%■
CNOOC	1,434,800	2,781,244
Hang Lung Properties	525,000	2,564,474
Li & Fung	1,478,000	8,314,928
Noble Group	1,005,454	1,444,662
		15,105,308
India – 2.78%
ICICI Bank ADR	146,704	7,313,194
		7,313,194
Indonesia – 0.25%
Astra International	104,000	660,706
		660,706
Israel – 2.89%
Teva Pharmaceutical Industries ADR	144,095	7,601,011
		7,601,011
Japan – 12.02%
Canon	119,200	5,562,619
Daikin Industries	65,748	2,473,477
FamilyMart	94,400	3,385,122
Honda Motor	109,100	3,873,040
Komatsu	146,100	3,392,342
Marubeni	800,000	4,524,052
Mizuho Financial Group	2,235,300	3,267,317
Nintendo	5,500	1,374,588
Panasonic	194,500	2,635,590
Yahoo Japan	3,373	1,165,486
		31,653,633
Luxembourg – 1.41%
Millicom International Cellular	38,700	3,713,265
		3,713,265
Netherlands – 0.41%
Core Laboratories	12,404	1,092,048
		1,092,048
Singapore – 1.24%
CapitaLand	1,054,000	3,253,185
		3,253,185
South Africa – 2.56%
MTN Group	291,660	5,272,325
Naspers	29,881	1,460,998
		6,733,323
Spain – 6.07%
Banco Bilbao Vizcaya Argentaria	580,846	7,843,734
Inditex	102,603	8,151,029
		15,994,763
Sweden – 0.60%
Assa Abloy Class B	62,299	1,571,480
		1,571,480
Switzerland – 4.90%
Credit Suisse Group	53,954	2,306,665
Nestle	73,816	3,933,497
Swatch Group	17,690	6,657,159
		12,897,321
Taiwan – 1.14%
HON HAI Precision Industry	136,720	514,891
HTC	109,700	2,492,862
		3,007,753
United Kingdom – 11.97%
†Autonomy	136,377	3,882,055
Barclays	520,240	2,448,135
Compass Group	304,894	2,540,953
HSBC Holdings	362,045	3,669,036
Reckitt Benckiser Group	66,140	3,637,631
†Rolls-Royce Group Class C	281,602	2,669,779
Standard Chartered	117,433	3,370,475
Tesco	594,899	3,962,987
Tullow Oil	266,730	5,338,308
		31,519,359
Total Common Stock (Cost $220,394,885)		255,224,386

Short-Term Investment – 2.71%
Money Market Mutual Fund – 2.71%
Dreyfus Treasury & Agency Cash Management Fund		7,139,935
		7,139,935
Total Short-Term Investment (Cost $7,139,935)		7,139,935
Total Value of Securities – 99.63%
(Cost $227,534,820)		262,364,321
Receivables and Other Assets Net of Liabilities (See Notes) – 0.37%		962,895
Net Assets Applicable to 22,634,153 Shares Outstanding – 100.00%		$263,327,216

†Non income producing security.
ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

ADR–American Depositary Receipts

____________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP)and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Marsico International Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$235,376,291
Aggregate unrealized appreciation	$ 34,340,478
Aggregate unrealized depreciation	(7,352,448)
Net unrealized appreciation	$ 26,988,030

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $69,895,006 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $45,471,091 expires in 2016 and $24,423,915 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Common Stock	$255,224,386
Short-Term	7,139,935
Total	$262,364,321

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2010.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Effective October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management as the Fund’s subadvisor and the Fund also changed its name from LVIP Marsico International Growth Fund to LVIP MFS International Growth Fund.

Schedule of Investments (Unaudited)

LVIP Turner Mid-Cap Growth Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)

Common Stock– 95.67%
Aerospace & Defense – 1.64%
Goodrich	8,050	$593,527
		593,527
Airlines – 1.55%
†Continental Airlines Class B	22,560	560,390
		560,390
Auto Components – 1.29%
†Borg Warner	8,860	466,213
		466,213
Beverage– 0.52%
†Hansen Natural	4,060	189,277
		189,277
Biotechnology – 4.22%
†Alexion Pharmaceuticals	8,590	552,853
†Human Genome Sciences	10,360	308,624
†ONYX Pharmaceuticals	6,660	175,691
†United Therapeutics	8,800	492,888
		1,530,056
Capital Markets – 2.05%
Invesco	8,440	179,181
T. Rowe Price Group	11,260	563,732
		742,913
Chemicals – 3.21%
CF Industries Holdings	4,570	436,434
Ecolab	8,290	420,635
Valspar	9,670	307,990
		1,165,059
Communications Equipment – 5.03%
†Acme Packet	7,350	278,859
†Aruba Networks	15,140	323,088
†F5 Networks	9,500	986,195
†LogMeIn	6,530	234,949
		1,823,091
Computers & Peripherals – 2.95%
†NetApp	12,900	642,291
†SanDisk	11,670	427,706
		1,069,997
Consumer Finance – 0.71%
Discover Financial Services	15,420	257,206
		257,206
Diversified Financial Services – 2.33%
†IntercontinentalExchange	5,400	565,488
†MSCI Class A	8,420	279,628
		845,116
Electrical Equipment – 0.64%
†First Solar	1,570	231,340
		231,340
Energy Equipment & Services – 0.84%
†Cameron International	7,050	302,868
		302,868
Food & Staples Retailing – 1.23%
†Whole Foods Market	12,010	445,691
		445,691
Food Products – 1.82%
†Green Mountain Coffee Roasters	10,710	334,045
Hershey	6,880	327,419
		661,464
Gas Utilities – 0.73%
Questar	15,150	265,580
		265,580
Health Care Equipment & Supplies – 2.39%
†Hospira	6,220	354,602
†Intuitive Surgical	1,800	510,732
		865,334
Health Care Providers & Services – 4.73%
†AMERIGROUP	4,520	191,964
AmerisourceBergen	17,010	521,526
†DaVita	2,880	198,806
†Emergency Medical Services	650	34,613
†Schein (Henry)	5,300	310,474
Universal Health Services Class B	11,830	459,714
		1,717,097
Health Technology – 0.50%
†Cerner	2,160	181,418
		181,418
Hotels, Restaurants & Leisure – 5.61%
P.F. Chang's China Bistro	5,020	231,924
Starwood Hotels & Resorts Worldwide	15,230	800,336
†WMS Industries	11,555	439,899
Wynn Resorts	6,490	563,137
		2,035,296
Industrial Conglomerates – 1.30%
Walter Industries	5,790	470,669
		470,669
Internet Software & Services – 3.28%
†Akamai Technologies	6,890	345,740
†GSI Commerce	14,730	363,831
†MercadoLibre	2,960	213,653
†VeriSign	8,440	267,886
		1,191,110
IT Services – 0.93%
Fidelity National Information Services	12,470	338,311
		338,311
Machinery – 4.53%
Cummins	9,150	828,808
Joy Global	7,570	532,322
Parker Hannifin	4,040	283,042
		1,644,172
Media – 2.38%
†Focus Media Holding ADR	17,860	433,998
†Interpublic Group	42,940	430,688
		864,686
Metals & Mining – 2.91%
Cliffs Natural Resources	5,800	370,736
†Silver Wheaton	10,150	270,498
United States Steel	9,460	414,726
		1,055,960
Multiline Retail – 2.62%
†Dollar Tree	8,685	423,481
Nordstrom	14,200	528,240
		951,721
Oil, Gas & Consumable Fuels – 4.29%
†Alpha Natural Resources	7,330	301,630
Cimarex Energy	5,310	351,416
†Concho Resources	6,240	412,900
QEP Resources	7,320	220,625
†Whiting Petroleum	2,820	269,338
		1,555,909
Personal Products – 1.50%
Mead Johnson Nutrition	9,550	543,491
		543,491
Pharmaceuticals – 0.84%
†Valeant Pharmaceuticals International	12,110	303,356
		303,356
Real Estate Invesment Trusts – 1.36%
Digital Realty Trust	7,980	492,366
		492,366
Real Estate Management & Development – 1.19%
†CB Richard Ellis Group Class A	23,670	432,688
		432,688
Road & Rail – 0.98%
Canadian Pacific Railway	5,850	356,441
		356,441
Semiconductors & Semiconductor Equipment – 9.96%
ASML Holding	16,510	490,842
†Atheros Communications	12,280	323,578
Broadcom Class A	11,830	418,664
†Cypress Semiconductor	34,580	435,016
†Lam Research	14,710	615,613
†Micron Technology	48,060	346,513
†NetLogic Microsystems	15,020	414,252
†Varian Semiconductor Equipment Associates	19,747	568,318
		3,612,796
Software – 3.93%
†Citrix Systems	6,670	455,161
†salesforce.com	5,920	661,856
†SuccessFactors	12,220	306,844
		1,423,861
Specialty Retail – 4.76%
Abercrombie & Fitch Class A	13,010	511,553
†Dick's Sporting Goods	8,360	234,414
Guess	13,010	528,596
†Urban Outfitters	14,360	451,478
		1,726,041
Textiles, Apparel & Luxury Goods – 1.51%
Coach	12,710	546,022
		546,022
Trading Companies & Distributors – 1.35%
Fastenal	9,200	489,348
		489,348
Wireless Telecommunication Services – 2.06%
†Crown Castle International	16,900	746,135
		746,135
Total Common Stock (Cost $27,428,597)		34,694,016

Short-Term Investment– 3.67%
Money Market Mutual Fund – 3.67%
Dreyfus Treasury & Agency Cash Management Fund	1,331,425	1,331,425
Total Short- Term Investment (Cost $1,331,425)		1,331,425
Total Value of Securities – 99.34%
(Cost $28,760,022)		36,025,441
Receivables and Other Assets Net of Liabilities (See Notes) – 0.66%		238,687
Net Assets Applicable to 3,810,344 Shares Outstanding – 100.00%		$36,264,128

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Turner Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$28,912,440
Aggregate unrealized appreciation	$ 7,487,777
Aggregate unrealized depreciation	(374,776)
Net unrealized appreciation	$ 7,113,001

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $11,468,010 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $6,043,573 expires in 2016 and $5,424,437 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Common Stock	$34,694,016
Short-Term	1,331,425
Total	$36,025,441

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Mid- Cap Value Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)

Common Stock– 98.62%
Aerospace & Defense – 1.88%
†Esterline Technologies	16,400	$938,572
†Teledyne Technologies	17,500	696,850
		1,635,422
Airlines – 2.49%
†Delta Air Lines	185,850	2,163,294
		2,163,294
Beverages – 1.05%
Molson Coors Brewing Class B	19,400	916,068
		916,068
Biotechnology – 0.90%
†Alkermes	53,500	783,775
		783,775
Capital Markets – 6.00%
†Affiliated Managers Group	11,400	889,314
Ameriprise Financial	40,900	1,935,797
Invesco	56,400	1,197,372
Solar Capital	11,342	243,286

=†*Solar Cayman Escrow	26,800	11,792

†TD Ameritrade Holding	58,500	944,775
		5,222,336
Chemicals – 5.50%
Agrium	13,400	1,004,866
CF Industries Holdings	12,000	1,146,000
FMC	20,700	1,416,087
Methanex	49,900	1,222,051
		4,789,004
Commercial Banks – 2.64%
Comerica	31,100	1,155,365
Huntington Bancshares	87,872	498,234
†Popular	15,000	43,500
Susquehanna Bancshares	29,700	250,668
Umpqua Holdings	30,700	348,138
		2,295,905
Construction & Engineering – 0.78%
†URS	17,800	676,044
		676,044
Containers & Packaging – 3.44%
Greif Class A	17,600	1,035,584
†Owens-Illinois	46,000	1,290,760
Rexam	138,394	667,666
		2,994,010
Diversified Consumer Services – 0.69%
DeVry	12,200	600,362
		600,362
Diversified Financial Services – 2.82%
†PHH	116,500	2,453,490
		2,453,490
Electric Utilities – 4.69%
Northeast Utilities	55,100	1,629,307
NV Energy	135,600	1,783,140
Westar Energy	27,500	666,325
		4,078,772
Electrical Equipment – 3.98%
AMETEK	28,100	1,342,337
Hubbell Class B	17,200	872,900
†Thomas & Betts	30,500	1,251,110
		3,466,347
Electronic Equipment, Instruments & Components – 4.23%
†Arrow Electronics	79,500	2,125,035
†Flextronics International	76,700	463,268
Kingboard Laminates Holdings	1,076,000	1,092,794
		3,681,097
Energy Equipment & Services – 2.31%
†Compagnie Generale de Geophysique-Veritas ADR	26,200	572,208
ENSCO ADR	15,500	693,315
SBM Offshore	39,140	741,725
		2,007,248
Food Products – 0.95%
Bunge	9,300	550,188
†PureCircle	117,036	275,787
		825,975
Gas Utilities – 1.19%
UGI	36,100	1,032,821
		1,032,821
Health Care Providers & Services – 4.18%
AmerisourceBergen	42,000	1,287,720
CIGNA	54,200	1,939,276
†Team Health Holdings	31,900	411,829
		3,638,825
Hotels, Restaurants & Leisure – 0.39%
Thomas Cook Group	125,812	339,355
		339,355
Household Durables – 2.82%
MDC Holdings	48,100	1,396,343
†Toll Brothers	55,700	1,059,414
		2,455,757
Industrial Conglomerates – 1.22%
Textron	51,600	1,060,896
		1,060,896
Insurance – 9.46%
Everest Re Group	16,300	1,409,461
Fidelity National Financial Class A	37,000	581,270
Platinum Underwriters Holdings	34,600	1,505,792
Principal Financial Group	44,000	1,140,480
Reinsurance Group of America	37,931	1,831,688
Unum Group	79,500	1,760,925
		8,229,616
Leisure Equipment & Products – 1.11%
Mattel	41,300	968,898
		968,898
Machinery – 6.49%
†AGCO	23,500	916,735
Barnes Group	68,600	1,206,674
Dover	18,400	960,664
Pentair	46,400	1,560,432
†Terex	43,800	1,003,896
		5,648,401
Media – 4.14%
CBS Class B	80,900	1,283,074
Virgin Media	100,700	2,318,114
		3,601,188
Multi-Utilities & Unregulated Power – 1.43%
Wisconsin Energy	21,500	1,242,700
		1,242,700
Oil, Gas & Consumable Fuels – 4.61%
Cabot Oil & Gas	22,600	680,486
†Cobalt International Energy	34,700	331,385
Consol Energy	18,700	691,152
†Newfield Exploration	22,600	1,298,144
Overseas Shipholding Group	13,700	470,184
†Quicksilver Resources	42,800	539,280
		4,010,631
Paper & Forest Products – 0.66%
†Sino-Forest	34,300	571,389
		571,389
Pharmaceuticals – 2.69%
†Endo Pharmaceuticals Holdings	34,400	1,143,456
†Impax Laboratories	60,400	1,195,920
		2,339,376
Real Estate Invesment Trusts – 2.01%
AMB Property	20,000	529,400
Duke Realty	75,600	876,204
RioCan Real Estate Investment Trust	15,600	347,509
		1,753,113
Real Estate Management & Development – 3.21%
BR Malls Participacoes	69,800	575,742
BR Properties	115,300	1,109,669
Iguatemi Empresa de Shopping Centers	17,500	390,783
Multiplan Empreendimentos Imobiliarios	33,700	715,726
		2,791,920
Road & Rail – 0.72%
All America Latina Logistica	61,400	625,728
		625,728
Semiconductors & Semiconductor Equipment – 2.52%
Linear Technology	14,700	451,731
†Varian Semiconductor Equipment Associates	60,350	1,736,873
		2,188,604
Software – 1.96%
†BMC Software	14,300	578,864
†Check Point Software Technologies	30,600	1,130,058
		1,708,922
Specialty Retail – 2.21%
American Eagle Outfitters	21,600	323,136
†AnnTaylor Stores	22,300	451,352
Ross Stores	21,000	1,147,020
		1,921,508
Textiles, Apparel & Luxury Goods – 0.94%
VF	10,100	818,302
		818,302
Thrift & Mortgage Finance – 0.31%
†Beneficial Mutual Bancorp	29,700	266,409
		266,409
Total Common Stock (Cost $72,858,712)		85,803,508

Short-Term Investment – 1.08%
Money Market Mutual Fund – 1.08%
Dreyfus Treasury & Agency Cash Management Fund	935,380	935,380
Total Short-Term Investment (Cost $935,380)		935,380
Total Value of Securities – 99.70%
(Cost $73,794,092)		86,738,888
Receivables and Other Assets Net of Liabilities (See Notes) – 0.30%		264,825
Net Assets Applicable to 6,998,715 Shares Outstanding – 100.00%		$87,003,713

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $11,792, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes.”
*Common Stock Unit

Summary of Abbreviations:
ADR–American Depositary Receipts
GBP–British Pound Sterling
MNB–Mellon National Bank
USD–United States Dollar

1The following foreign currency exchange contract was outstanding at September 30, 2010:

Foreign Currency Exchange Contract

		Unrealized
Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
MNB	GBP (27,288)	USD 42,820	10/05/10	$(47)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the unrealized depreciation is reflected in the Fund.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mid-Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$79,359,035
Aggregate unrealized appreciation	$11,369,162
Aggregate unrealized depreciation	(3,989,309)
Net unrealized appreciation	$7,379,853

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $51,862,110 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $16,196,503 expires in 2016 and $35,665,607 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$85,791,716	$-	$ 11,792	$85,803,508
Short-Term	935,380	-	-	935,380
Total	$86,727,096	$-	$11,792	$86,738,888

Foreign Currency Exchange Contracts	$-	$(47)	$-	$(47)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 12/31/09	$245,488
Net change in unrealized
appreciation/depreciation	168,304
Transfers out of Level 3	(402,000)
Balance as of 9/30/10	$11,792

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$11,792

During the period ended September 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $402,000 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA S&P 500 Index Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.43%
Aerospace & Defense – 2.66%
Boeing	62,418	$4,153,294
General Dynamics	32,294	2,028,386
Goodrich	10,083	743,420
Honeywell International	63,801	2,803,416
ITT	14,777	692,007
L-3 Communications Holdings	9,779	706,728
Lockheed Martin	25,308	1,803,954
Northrop Grumman	24,289	1,472,642
Precision Castparts	11,660	1,484,901
Raytheon	32,146	1,469,394
Rockwell Collins	13,267	772,803
United Technologies	78,300	5,577,308
		23,708,253
Air Freight & Logistics – 1.08%
Expeditors International of Washington	18,471	853,914
FedEx	25,940	2,217,870
Robinson (C.H.) Worldwide	13,825	966,644
United Parcel Service Class B	83,491	5,568,015
		9,606,443
Airlines – 0.09%
Southwest Airlines	62,662	818,992
		818,992
Auto Components – 0.23%
†Goodyear Tire & Rubber	22,880	245,960
Johnson Controls	57,955	1,767,628
		2,013,588
Automobiles – 0.46%
†Ford Motor	287,346	3,517,115
Harley-Davidson	20,193	574,289
		4,091,404
Beverages – 2.60%
Brown-Forman Class B	9,241	569,615
Coca Cola	27,309	846,579
Coca Cola Enterprises	193,830	11,342,932
†Constellation Brands Class A	15,250	269,773
Dr Pepper Snapple Group	19,300	685,536
Molson Coors Brewing Class B	13,260	626,137
PepsiCo	133,625	8,878,045
		23,218,617
Biotechnology – 1.39%
†Amgen	80,905	4,458,675
†Biogen Idec	21,369	1,199,228
†Celgene	38,201	2,200,760
†Cephalon	6,500	405,860
†Genzyme	22,342	1,581,590
†Gilead Sciences	72,689	2,588,455
		12,434,568
Building Products – 0.04%
Masco	33,227	365,829
		365,829
Capital Markets – 2.31%
Ameriprise Financial	21,306	1,008,413
Bank of New York Mellon	100,334	2,621,727
†E Trade Financial	16,355	237,802
Federated Investors Class B	7,090	161,368
Franklin Resources	11,964	1,278,952
Goldman Sachs Group	43,416	6,277,086
Invesco	40,300	855,569
Janus Capital Group	13,111	143,565
Legg Mason	14,033	425,340
Morgan Stanley	115,806	2,858,092
Northern Trust	19,817	955,972
Schwab (Charles)	80,293	1,116,073
¤State Street	42,199	1,589,214
T. Rowe Price Group	20,878	1,045,257
		20,574,430
Chemicals – 1.88%
Air Products & Chemicals	18,304	1,515,937
Airgas	6,100	414,495
CF Industries Holdings	5,530	528,115
Dow Chemical	99,013	2,718,897
duPont (E.I.) deNemours	76,763	3,425,166
Eastman Chemical	5,424	401,376
Ecolab	20,439	1,037,075
FMC	5,800	396,778
International Flavors & Fragrances	5,772	280,057
Monsanto	45,366	2,174,392
PPG Industries	13,233	963,362
Praxair	25,333	2,286,557
Sigma-Aldrich	9,854	594,985
		16,737,192
Commercial Banks – 2.65%
BB&T	58,678	1,412,966
Comerica	15,561	578,091
Fifth Third Bancorp	62,837	755,929
First Horizon National	22,095	252,105
Huntington Bancshares	53,346	302,472
KeyCorp	72,744	579,042
M&T Bank	6,721	549,845
Marshall & Ilsley	38,828	273,349
PNC Financial Services Group	45,023	2,337,144
Regions Financial	108,433	788,308
SunTrust Banks	41,162	1,063,214
U.S. Bancorp	159,572	3,449,947
Wells Fargo	439,198	11,037,046
Zions Bancorp	12,521	267,449
		23,646,907
Commercial Services & Supplies – 0.51%
Avery Dennison	8,173	303,382
Cintas	12,026	331,316
Donnelley (R.R.) & Sons	15,411	261,371
Iron Mountain	18,900	422,226
Pitney Bowes	17,268	369,190
Republic Services	28,040	854,940
†Stericycle	7,000	486,360
Waste Management	41,274	1,475,132
		4,503,917
Communications Equipment – 2.58%
†Cisco Systems	479,474	10,500,480
Corning	133,256	2,435,920
Harris	11,200	496,048
†JDS Uniphase	19,602	242,869
†Juniper Networks	44,493	1,350,363
†Motorola	195,538	1,667,939
QUALCOMM	134,463	6,066,971
Tellabs	27,032	201,388
		22,961,978
Computers & Peripherals – 5.97%
†Apple	76,898	21,819,808
†Dell	143,541	1,860,291
†EMC	170,077	3,454,264
Hewlett-Packard	190,729	8,023,969
International Business Machines	105,740	14,183,964
†Lexmark International Class A	6,934	309,395
†NetApp	30,703	1,528,702
†QLogic	7,082	124,926
†SanDisk	20,704	758,802
†Teradata	15,132	583,490
†Western Digital	20,800	590,512
		53,238,123
Construction & Engineering – 0.16%
Fluor	14,320	709,270
†Jacobs Engineering Group	9,870	381,969
†Quanta Services	15,300	291,924
		1,383,163
Construction Materials – 0.04%
Vulcan Materials	10,779	397,961
		397,961
Consumer Finance – 0.72%
American Express	87,440	3,675,103
Capital One Financial	37,110	1,467,701
Discover Financial Services	46,990	783,793
†SLM	40,392	466,528
		6,393,125
Containers & Packaging – 0.20%
Ball	6,986	411,126
Bemis	9,234	293,180
†Owens-Illinois	13,200	370,392
†Pactiv	12,749	420,462
Sealed Air	13,503	303,547
		1,798,707
Distributors – 0.06%
Genuine Parts	12,944	577,173
		577,173
Diversified Consumer Services – 0.13%
†Apollo Group Class A	11,215	575,890
Block (H&R)	26,456	342,605
DeVry	5,500	270,655
		1,189,150
Diversified Financial Services – 3.94%
Bank of America	842,074	11,039,590
†Citigroup	1,997,080	7,788,612
CME Group	5,501	1,432,735
†IntercontinentalExchange	5,744	601,512
JPMorgan Chase	332,547	12,660,064
Leucadia National	16,871	398,493
Moody's	17,408	434,852
†Nasdaq OMX Group	10,400	202,072
NYSE Euronext	20,256	578,714
		35,136,644
Diversified Telecommunication Services – 2.81%
AT&T	495,517	14,171,786
CenturyTel	25,035	987,881
Frontier Communications	86,054	703,061
Qwest Communications International	150,557	943,992
Verizon Communications	237,649	7,744,981
Windstream	37,664	462,891
		25,014,592
Electric Utilities – 1.92%
Allegheny Energy	15,253	374,004
American Electric Power	39,751	1,440,179
Duke Energy	112,689	1,995,722
Edison International	28,621	984,276
Entergy	15,593	1,193,332
Exelon	56,533	2,407,175
FirstEnergy	25,281	974,330
NextEra Energy	34,549	1,879,120
Northeast Utilities	15,700	464,249
Pepco Holdings	16,854	313,484
Pinnacle West Capital	9,153	377,744
PPL	38,759	1,055,408
Progress Energy	23,442	1,041,294
Southern	70,789	2,636,182
		17,136,499
Electrical Equipment – 0.59%
Emerson Electric	62,528	3,292,724
†First Solar	4,770	702,860
Rockwell Automation	12,046	743,600
Roper Industries	8,100	527,958
		5,267,142
Electronic Equipment, Instruments & Components – 0.28%
†Agilent Technologies	28,988	967,329
Amphenol Class A	15,500	759,190
†FLIR Systems	13,500	346,950
Jabil Circuit	14,131	203,628
Molex	11,045	231,172
		2,508,269
Energy Equipment & Services – 1.77%
Baker Hughes	35,523	1,513,280
†Cameron International	20,990	901,730
Diamond Offshore Drilling	5,800	393,066
†FMC Technologies	9,500	648,755
Halliburton	75,208	2,487,129
Helmerich & Payne	9,400	380,324
†Nabors Industries	24,794	447,780
National Oilwell Varco	36,115	1,606,034
†Rowan	8,910	270,508
Schlumberger	114,983	7,084,086
		15,732,692
Food & Staples Retailing – 2.44%
Costco Wholesale	36,581	2,359,109
CVS Caremark	112,621	3,544,183
Kroger	55,177	1,195,134
Safeway	32,696	691,847
Supervalu	20,456	235,858
Sysco	50,091	1,428,595
Walgreen	81,979	2,746,297
Wal-Mart Stores	167,987	8,990,663
†Whole Foods Market	15,121	561,140
		21,752,826
Food Products – 1.70%
Archer-Daniels-Midland	52,622	1,679,694
Campbell Soup	16,060	574,145
ConAgra Foods	35,081	769,677
†Dean Foods	18,198	185,802
General Mills	55,166	2,015,766
Heinz (H. J.)	26,016	1,232,378
Hershey	12,995	618,432
Hormel Foods	5,600	249,760
Kellogg	22,671	1,145,112
Kraft Foods Class A	147,180	4,541,975
McCormick	11,123	467,611
Sara Lee	53,633	720,291
Smucker (J.M.)	9,553	578,243
Tyson Food Class A	25,782	413,028
		15,191,914
Gas Utilities – 0.12%
EQT	13,800	497,628
NICOR	3,119	142,913
ONEOK	9,300	418,872
		1,059,413
Health Care Equipment & Supplies – 1.67%
Bard (C.R.)	7,590	618,054
Baxter International	49,502	2,361,740
Becton, Dickinson	19,577	1,450,656
†Boston Scientific	121,739	746,260
†CareFusion	20,457	508,152
DENTSPLY International	12,900	412,413
†Hospira	13,964	796,088
†Intuitive Surgical	3,200	907,968
Medtronic	91,133	3,060,245
†St. Jude Medical	26,315	1,035,232
Stryker	29,031	1,453,002
†Varian Medical Systems	10,525	636,763
†Zimmer Holdings	16,906	884,691
		14,871,264
Health Care Providers & Services – 1.99%
Aetna	36,010	1,138,276
AmerisourceBergen	23,720	727,255
Cardinal Health	29,915	988,392
CIGNA	23,270	832,601
†Coventry Health Care	13,248	285,229
†DaVita	8,400	579,852
†Express Scripts	46,468	2,262,992
†Humana	14,682	737,624
†Laboratory Corp. of America Holdings	8,217	644,459
McKesson	22,292	1,377,200
†Medco Health Solutions	36,062	1,877,388
Patterson	6,576	188,402
Quest Diagnostics	12,866	649,347
†Tenet Healthcare	33,668	158,913
UnitedHealth Group	94,386	3,313,892
†WellPoint	34,270	1,941,053
		17,702,875
Health Care Technology – 0.06%
†Cerner	6,000	503,940
		503,940
Hotels, Restaurants & Leisure – 1.69%
Carnival	37,573	1,435,664
Darden Restaurants	11,938	510,708
International Game Technology	24,567	354,993
Marriott International Class A	24,827	889,551
McDonald's	89,991	6,705,230
Starbucks	63,882	1,634,102
Starwood Hotels & Resorts Worldwide	15,844	832,602
Wyndham Worldwide	13,569	372,740
Wynn Resorts	5,900	511,943
Yum Brands	39,203	1,805,690
		15,053,223
Household Durables – 0.41%
DR Horton	19,559	217,496
Fortune Brands	11,893	585,492
†Harman International Industries	5,220	174,400
Leggett & Platt	13,081	297,724
Lennar Class A	15,807	243,112
Newell Rubbermaid	21,494	382,808
†Pulte Group	22,595	197,932
Snap-On	4,437	206,365
Stanley Black & Decker	13,144	805,464
Whirlpool	6,482	524,783
		3,635,576
Household Products – 2.29%
Clorox	11,831	789,838
Colgate-Palmolive	40,559	3,117,364
Kimberly-Clark	33,972	2,209,879
Procter & Gamble	238,044	14,275,482
		20,392,563
Independent Power Producers & Energy Traders – 0.18%
†AES	56,156	637,370
Constellation Energy Group	15,391	496,206
†NRG Energy	21,000	437,220
		1,570,796
Industrial Conglomerates – 2.44%
3M	60,157	5,216,213
General Electric	896,516	14,568,386
Textron	21,649	445,103
Tyco International	41,700	1,531,641
		21,761,343
Insurance – 3.98%
ACE	29,100	1,695,075
AFLAC	40,191	2,078,277
Allstate	46,358	1,462,595
†American International Group I	11,719	458,213
Aon	21,422	837,814
Assurant	8,444	343,671
†Berkshire Hathaway	145,102	11,997,034
Chubb	26,763	1,525,223
Cincinnati Financial	12,739	367,520
†Genworth Financial	43,594	532,719
Hartford Financial Services Group	36,243	831,777
¤Lincoln National	28,183	674,137
Loews	27,410	1,038,839
Marsh & McLennan	44,650	1,076,958
MetLife	76,826	2,953,961
Principal Financial Group	26,882	696,781
Progressive	56,612	1,181,492
Prudential Financial	39,780	2,155,280
Torchmark	6,171	327,927
Travelers	38,824	2,022,730
Unum Group	29,236	647,577
XL Capital Class A	27,877	603,816
		35,509,416
Internet & Catalog Retail – 0.74%
†Amazon.com	29,534	4,638,611
Expedia	19,029	536,808
†priceline.com	4,010	1,396,843
		6,572,262
Internet Software & Services – 1.82%
†Akamai Technologies	15,697	787,675
†eBay	98,509	2,403,620
†Google Class A	20,826	10,950,102
†VeriSign	14,159	449,407
†Yahoo	114,286	1,619,433
		16,210,237
IT Services – 1.40%
Automatic Data Processing	42,145	1,771,354
†Cognizant Technology Solutions Class A	25,281	1,629,866
Computer Sciences	11,921	548,366
Fidelity National Information Services	26,214	711,186
†Fiserv	12,251	659,349
MasterCard Class A	8,300	1,859,200
Paychex	25,854	710,726
†SAIC	21,500	343,570
†Total System Services	14,143	215,539
Visa Class A	41,600	3,089,216
Western Union	53,482	945,027
		12,483,399
Leisure Equipment & Products – 0.15%
†Eastman Kodak	15,489	65,054
Hasbro	12,677	564,253
Mattel	28,408	666,452
		1,295,759
Life Sciences Tools & Services – 0.35%
†Life Technologies	15,366	717,439
PerkinElmer	9,741	225,407
†Thermo Fisher Scientific	34,385	1,646,353
†Waters	7,359	520,870
		3,110,069
Machinery – 1.94%
Caterpillar	53,286	4,192,543
Cummins	16,852	1,526,454
Danaher	45,772	1,858,801
Deere	35,190	2,455,558
Dover	16,120	841,625
Eaton	13,817	1,139,764
Flowserve	4,700	514,274
Illinois Tool Works	42,504	1,998,538
PACCAR	31,448	1,514,221
Pall	8,606	358,354
Parker Hannifin	13,129	919,818
		17,319,950
Media – 3.00%
CBS Class B	58,459	927,160
Comcast Class A	237,568	4,295,229
†DIRECTV Group	74,154	3,087,031
†Discovery Communications Class A	24,200	1,053,910
Disney (Walt)	159,159	5,269,755
Gannett	18,571	227,123
†Interpublic Group	43,376	435,061
McGraw-Hill	26,401	872,817
Meredith	3,371	112,288
†New York Times Class A	10,526	81,471
News Class A	188,532	2,462,228
Omnicom Group	24,279	958,535
Scripps Networks Interactive Class A	8,056	383,304
Time Warner	94,725	2,903,321
Time Warner Cable	30,691	1,657,007
Viacom Class B	52,040	1,883,328
Washington Post Class B	433	172,945
		26,782,513
Metals & Mining – 1.12%
AK Steel Holding	9,100	125,671
Alcoa	89,384	1,082,440
Allegheny Technologies	8,997	417,911
Cliffs Natural Resources	11,200	715,904
Freeport-McMoRan Copper & Gold Class B	39,860	3,403,646
Newmont Mining	41,130	2,583,375
Nucor	25,401	970,318
†Tittanium Metals	5,984	119,441
United States Steel	12,674	555,628
		9,974,334
Multiline Retail – 0.85%
†Big Lots	6,206	206,350
Family Dollar Stores	10,367	457,807
†Kohl's	26,631	1,402,921
Macy's	36,350	839,322
Nordstrom	14,884	553,685
Penney (J.C.)	21,499	584,343
†Sears Holdings	3,703	267,134
Target	60,894	3,254,174
		7,565,736
Multi-Utilities – 1.37%
Ameren	20,110	571,124
CenterPoint Energy	32,541	511,545
CMS Energy	21,104	380,294
Consolidated Edison	23,235	1,120,392
Dominion Resources	49,375	2,155,712
DTE Energy	13,431	616,886
Integrys Energy Group	5,953	309,913
NiSource	24,558	427,309
PG&E	33,234	1,509,488
Public Service Enterprise Group	43,629	1,443,247
SCANA	8,700	350,784
Sempra Energy	21,065	1,133,297
TECO Energy	16,247	281,398
Wisconsin Energy	9,900	572,220
Xcel Energy	36,450	837,257
		12,220,866
Office Electronics – 0.13%
Xerox	111,595	1,155,008
		1,155,008
Oil, Gas & Consumable Fuels – 8.83%
Anadarko Petroleum	42,261	2,410,990
Apache	30,873	3,018,144
Cabot Oil & Gas	9,000	270,990
Chesapeake Energy	53,501	1,211,798
Chevron	168,600	13,665,029
ConocoPhillips	124,821	7,168,470
Consol Energy	17,828	658,923
†Denbury Resources	32,300	513,247
Devon Energy	36,104	2,337,373
El Paso	62,480	773,502
EOG Resources	20,820	1,935,635
Exxon Mobil	428,422	26,472,194
Hess	25,165	1,487,755
Marathon Oil	58,908	1,949,855
Massey Energy	9,100	282,282
Murphy Oil	16,802	1,040,380
Noble Energy	14,854	1,115,387
Occidental Petroleum	68,505	5,363,942
Peabody Energy	23,012	1,127,818
Pioneer Natural Resources	9,600	624,288
QEP Resources	13,654	411,532
Range Resources	12,552	478,608
†Southwestern Energy	28,600	956,384
Spectra Energy	53,300	1,201,915
Sunoco	10,166	371,059
†Tesoro	10,142	135,497
Valero Energy	44,794	784,343
Williams	48,505	926,931
		78,694,271
Paper & Forest Products – 0.21%
International Paper	38,318	833,416
MeadWestvaco	12,743	310,674
Weyerhaeuser	46,460	732,210
		1,876,300
Personal Products – 0.32%
Avon Products	37,338	1,198,923
Estee Lauder Class A	9,785	618,706
Mead Johnson Nutrition Class A	17,909	1,019,201
		2,836,830
Pharmaceuticals – 5.93%
Abbott Laboratories	129,884	6,785,140
Allergan	25,671	1,707,892
Bristol-Myers Squibb	145,260	3,937,999
†Forest Laboratories	24,291	751,321
Johnson & Johnson	230,956	14,310,034
†King Pharmaceuticals	19,673	195,943
Lilly (Eli)	85,981	3,140,886
Merck	258,435	9,512,992
†Mylan	27,498	517,237
Pfizer	674,529	11,581,663
†Watson Pharmaceutical	8,714	368,689
		52,809,796
Professional Services – 0.12%
Dun & Bradstreet	3,700	274,318
Equifax	11,359	354,401
†Monster Worldwide	10,518	136,313
Robert Half International	13,474	350,324
		1,115,356
Real Estate Investment Trusts – 1.37%
Apartment Investment & Management Class A	10,282	219,829
AvalonBay Communities	7,184	746,633
Boston Properties	11,309	940,004
Equity Residential	24,562	1,168,414
HCP	26,340	947,713
Health Care REIT	12,000	568,080
Host Hotels & Resorts	52,288	757,130
Kimco Realty	34,951	550,478
Plum Creek Timber	13,875	489,788
ProLogis	42,689	502,876
Public Storage	12,116	1,175,737
Simon Property Group	24,288	2,252,470
Ventas	13,700	706,509
Vornado Realty Trust	14,093	1,205,374
		12,231,035
Real Estate Management & Development – 0.05%
†CB Richard Ellis Group Class A	26,553	485,389
		485,389
Road & Rail – 0.81%
CSX	32,471	1,796,296
Norfolk Southern	30,976	1,843,382
Ryder System	3,905	167,017
Union Pacific	42,052	3,439,853
		7,246,548
Semiconductors & Semiconductor Equipment – 2.30%
†Advanced Micro Devices	41,783	297,077
Altera	26,136	788,262
Analog Devices	25,057	786,289
Applied Materials	115,662	1,350,932
Broadcom Class A	38,186	1,351,403
Intel	467,790	8,995,601
KLA-Tencor	14,821	522,144
Linear Technology	17,478	537,099
†LSI	53,087	242,077
†MEMC Electronic Materials	17,821	212,426
Microchip Technology	15,241	479,329
†Micron Technology	65,684	473,582
National Semiconductor	17,872	228,225
†Novellus Systems	8,032	213,491
†NVIDIA	46,658	544,965
†Teradyne	13,763	153,320
Texas Instruments	101,060	2,742,768
Xilinx	21,254	565,569
		20,484,559
Software – 3.77%
†Adobe Systems	45,219	1,182,477
†Autodesk	19,237	615,007
†BMC Software	14,175	573,804
CA	30,104	635,796
†Citrix Systems	15,427	1,052,738
†Compuware	16,340	139,380
†Electronics Arts	28,452	467,466
†Intuit	24,310	1,065,021
†McAfee	12,600	595,476
Microsoft	638,374	15,633,780
†Novell	24,789	147,990
Oracle	325,139	8,729,983
†Red Hat	16,600	680,600
†salesforce.com	9,600	1,073,280
†Symantec	68,227	1,035,004
		33,627,802
Specialty Retail – 2.03%
Abercrombie & Fitch Class A	6,832	268,634
†AutoNation	6,035	140,314
†AutoZone	2,489	569,757
†Bed Bath & Beyond	23,112	1,003,292
Best Buy	30,120	1,229,800
†CarMax	20,300	565,558
†GameStop Class A	11,644	229,503
Gap	38,718	721,704
Home Depot	141,293	4,476,161
Limited Brands	23,065	617,681
Lowe's	117,147	2,611,206
†Office Depot	24,124	110,970
†O'Reilly Automotive	10,900	579,880
RadioShack	10,347	220,702
Ross Stores	10,500	573,510
Sherwin-Williams	7,940	596,612
Staples	59,245	1,239,405
Tiffany	10,628	499,410
TJX	33,441	1,492,472
†Urban Outfitters	11,600	364,704
		18,111,275
Textiles, Apparel & Luxury Goods – 0.53%
Coach	25,262	1,085,256
NIKE Class B	32,132	2,575,058
Polo Ralph Lauren	5,458	490,456
VF	6,931	561,550
		4,712,320
Thrift & Mortgage Finance – 0.10%
Hudson City Bancorp	42,002	514,945
People's United Financial	28,300	370,447
		885,392
Tobacco – 1.65%
Altria Group	176,035	4,228,361
Lorillard	12,625	1,013,914
Philip Morris International	154,011	8,627,696
Reynolds American	14,469	859,314
		14,729,285
Trading Companies & Distributors – 0.15%
Fastenal	13,000	691,470
Grainger (W.W.)	5,083	605,436
		1,296,906
Wireless Telecommunication Services – 0.35%
†American Tower Class A	34,462	1,766,522
†MetroPCS Communications	17,500	183,050
†Sprint Nextel	245,104	1,134,832
		3,084,404
Total Common Stock (Cost $863,462,514)		868,378,108
	Principal
	Amount (U.S. $)
≠∞U.S. Treasury Obligation – 0.23%
U.S. Treasury Bill 0.007% 10/14/10	$2,028,000	2,027,929
Total U.S. Treasury Obligation (Cost $2,027,941)		2,027,929
	Number of
	Shares
Short-Term Investment – 2.76%
Money Market Mutual Fund – 2.76%
Dreyfus Treasury & Agency Cash Management Fund	24,574,318	24,574,318
Total Short-Term Investment (Cost $24,574,318)		24,574,318
Total Value of Securities – 100.42%
(Cost $890,064,773)		894,980,355
Liabilities Net of Receivables and Other Assets (See Notes) – (0.42%)		(3,747,421)
Net Assets Applicable to 110,714,857 Shares Outstanding – 100.00%		$891,232,934

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

REIT – Real Estate Investment Trust

¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Loss	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	9/30/10	Income
Lincoln National	$ 532,009	$ 175,469	$ -	$ -	$ 674,137	$ 669
State Street	1,471,608	388,206	88,816	(32,336)	1,589,214	1,182
	$2,003,617		$2,263,351

1The following futures contract was outstanding at September 30, 2010:

Futures Contract
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
410 S&P 500 E-mini	$22,841,730	$23,302,350	12/13/10	$460,620

The use of futures contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Transactions with Affiliates
The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation.

3. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 942,144,239
Aggregate unrealized appreciation	$66,009,298
Aggregate unrealized depreciate	(113,173,182)
Net unrealized depreciation	$(47,163,884)

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $10,898,273 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $540,088 expires in 2014, $3,431,852 expires in 2016 and $6,926,333 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$868,378,108	$ -	$868,378,108
U.S. Treasury Obligation	-	2,027,929	2,027,929
Short-Term	24,574,318	-	24,574,318
Total	$892,952,426	$2,027,929	$894,980,355

Futures Contract	$460,620	$	$ 460,620

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the fund.

4. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts–The Fund invests in futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Cap Index Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.07%
Aerospace & Defense – 1.62%
†AAR	9,278	$173,127
†AeroVironment	4,346	96,699
American Science & Engineering	2,205	162,398
Applied Signal Technology	3,700	92,056
†Astronics	2,700	47,115
†Ceradyne	6,357	148,436
Cubic	3,860	157,488
Curtiss-Wright	11,497	348,359
Ducommun	2,400	52,272
†Esterline Technologies	7,457	426,764
†GenCorp	16,050	78,966
HEICO	7,187	328,015
†Herley Industries	3,600	59,400
†Hexcel	24,206	430,624
†Kratos Defense & Security Solutions	4,100	43,665
†Ladish	3,832	119,290
†LMI Aerospace	1,600	25,472
†Moog Class A	11,312	401,689
†Orbital Sciences	13,839	211,737
†STR Holdings	6,800	146,472
†TASER International	13,237	51,360
†Teledyne Technologies	9,106	362,601
Triumph Group	4,356	324,914
		4,288,919
Air Freight & Logistics – 0.39%
†Air Transport Services Group	13,600	82,824
†Atlas Air Worldwide Holdings	6,457	324,787
†Dynamex	2,074	31,629
†Echo Global Logistics	3,700	47,249
Forward Air	7,448	193,648
†HUB Group Class A	9,170	268,314
†Pacer International	7,720	46,629
†Park-Ohio Holdings	2,100	27,930
		1,023,010
Airlines – 0.77%
†Airtran Holdings	32,509	238,941
†Alaska Air Group	9,278	473,457
Allegiant Travel	4,069	172,200
†Hawaiian Holdings	11,400	68,286
†JetBlue Airways	63,384	424,039
†Republic Airways Holdings	10,247	84,845
SkyWest	14,173	197,855
†US Airways Group	41,800	386,650
		2,046,273
Auto Components – 1.04%
†American Axle & Manufacturing Holdings	15,495	139,765
†Amerigon	5,306	54,652
†ArvinMeritor	24,729	384,289
†ATC Technology	5,245	129,761
Cooper Tire & Rubber	15,936	312,824
†Dana Holdings	36,200	445,984
†Dorman Products	2,900	89,378
†Drew Industries	5,195	108,368
†Exide Technologies	18,239	87,365
†Fuel Systems Solutions	4,000	156,440
†Modine Manufacturing	11,416	148,066
†Shiloh Industries	1,800	17,424
Spartan Motors	6,160	28,582
Standard Motor Products	4,000	42,120
†Stoneridge	4,155	43,669
Superior Industries International	5,114	88,370
†Tenneco	15,673	454,046
†US Auto Parts Network	4,900	40,180
		2,771,283
Automobiles – 0.03%
†Winnebago Industries	6,964	72,565
		72,565
Beverages – 0.13%
†Boston Beer Class A	2,244	150,056
Coca-Cola Bottling Consolidated	891	47,161
†Heckmann	20,500	79,950
MGP Ingredients	3,100	24,335
National Beverage	3,006	42,084
		343,586
Biotechnology – 3.00%
†Acorda Therapeutics	10,051	331,884
†Affymax	3,970	23,622
†Alkermes	24,847	364,009
†Allos Therapeutics	20,467	96,604
†Alnylam Pharmaceuticals	9,953	122,223
†Arena Pharmaceuticals	27,677	43,453
†Ariad Pharmaceuticals	25,980	99,244
†ArQule	11,837	60,961
†Array Biopharma	11,095	35,837
†AVEO Pharmaceuticals	3,700	41,218
†AVI BioPharma	33,000	60,720
†BioCryst Pharmaceuticals	5,300	26,182
†Biosante Pharmaceuticals	16,900	28,392
†Celera	22,449	151,306
†Cepheid	14,769	276,328
†Chelsea Therapeutics International	5,500	28,160
†Cornerstone Therapeutics	2,100	14,826
†Cubist Pharmaceuticals	14,776	345,611
†Curis	16,500	22,605
†Cytokinetics	12,054	31,823
†Cytori Therapeutics	8,100	39,609
†CytRx	30,300	22,722
†Dyax	20,500	48,585
†Emergent BioSolutions	5,098	87,991
†Enzon Pharmaceuticals	13,598	152,978
†Exact Sciences	9,100	65,884
†Genomic Health	2,798	37,381
†Geron	26,835	148,398
†Halozyme Therapeutic	18,613	143,506
†Idenix Pharmaceuticals	9,572	29,673
†Immunogen	18,300	114,741
†Immunomedics	20,395	65,672
†Incyte	21,785	348,342
†Inhibitex	13,000	23,400
†Inovio Pharmaceuticals	22,800	28,500
†InterMune	12,774	173,982
†Isis Pharmaceuticals	22,746	191,066
†Keryx Biopharmaceuticals	12,900	62,049
†Lexicon Genetics	55,700	89,120
†Ligand Pharmaceuticals Class B	24,772	39,140
†MannKind	16,111	108,910
†Martek Biosciences	9,009	203,874
†Maxygen	4,075	23,594
†Metabolix	6,208	78,097
†Micromet	21,000	141,120
†Momenta Pharmaceuticals	10,111	152,171
†Nabi Biopharmaceuticals	10,143	48,686
†Nanosphere	3,220	16,197
†Neuralstem	11,200	28,224
†Neurocrine Biosciences	13,428	81,374
†Novavax	25,100	54,969
†NPS Pharmaceuticals	14,900	101,916
†ONYX Pharmaceuticals	16,193	427,170
†Opko Health	22,500	50,400
†Orexigen Therapeutics	6,784	40,229
†Osiris Therapeutics	2,660	19,365
PDL BioPharma	29,000	152,540
†Peregrine Pharmaceuticals	13,300	19,285
†Pharmacyclics	9,400	75,764
†Pharmasset	7,800	230,100
†Progenics Pharmaceuticals	7,468	37,713
†Rigel Pharmaceuticals	13,827	116,285
†Sangamo Biosciences	11,300	38,759
†Savient Pharmaceuticals	16,998	388,743
†SciClone Pharmaceuticals	10,300	27,192
†Seattle Genetics	21,979	341,334
†Senomyx	10,100	40,198
†SIGA Technologies	8,800	74,448
†StemCells	23,800	19,754
†Syntha Pharmaceuticals	3,006	11,994
†Targacept	5,700	127,338
†Theravance	16,000	321,600
†Vanda Pharmaceuticals	5,800	38,744
†Vical	16,200	36,126
†ZIOPHARM Oncology	12,200	45,750
†Zymogenetics	14,743	143,744
		7,981,454
Building Products – 0.52%
AAON	3,436	80,815
†American DG Energy	8,400	25,032
American Woodmark	2,128	37,729
Ameron International	2,519	171,190
Apogee Enterprises	7,011	64,151
†Broadwind Energy	23,100	43,197
†Builders FirstSource	8,270	18,856
†Gibraltar Industries	8,699	78,117
†Griffon	11,561	140,929
Insteel Industries	3,324	29,850
†NCI Building Systems	3,751	35,747
†PGT	9,000	20,520
Quanex Building Products	9,406	162,442
Simpson Manufacturing	9,775	251,999
†Trex	3,635	69,319
Universal Forest Products	4,828	141,219
		1,371,112
Capital Markets – 1.92%
†American Capital	87,600	508,956
American Physicians Service Group	1,500	48,525
Apollo Investment	49,856	510,026
BGC Partners Class A	13,123	78,344
BlackRock Kelso Capital	16,116	185,334
Calamos Asset Management Class A	4,510	51,865
Capital Southwest	641	58,203
Cohen & Steers	5,000	108,500
†Cowen Group Class A	9,400	30,926
Diamond Hill Investments Group	500	36,500
Epoch Holding	4,179	53,826
Evercore Partners Class A	4,123	117,959
†FBR Capital Markets	13,358	41,944
†Financial Engines	3,300	43,824
GAMCO Investors	1,495	57,602
GFI Group	16,792	77,915
Gladstone Capital	5,330	60,069
Gladstone Investment	4,900	32,830
†Gleacher	19,500	31,395
Golub Capital	2,000	30,600
†Harris & Harris Group	7,000	29,890
Hercules Technology Growth Capital	8,675	87,704
†International Assets Holding	2,680	48,508
†Investment Technology Group	11,900	169,218
JMP Group	3,600	21,960
Kayne Anderson Energy Development	1,972	31,651
KBW	8,947	229,043
†Knight Capital Group Class A	24,633	305,203
†LaBranche	12,202	47,588
†Ladenburg Thalmann Financial Services	23,900	24,378
Main Street Capital	3,649	57,983
MCG Capital	17,601	102,790
†MF Global	25,900	186,480
MVC Capital	5,603	72,671
NGP Capital Resources	4,745	42,990
Oppenheimer Holdings Class A	2,200	61,490
†optionsXpress Holdings	11,365	174,566
PennantPark Investment	8,679	92,084
†Penson Worldwide	3,834	19,055
†Piper Jaffray	4,752	138,426
Prospect Energy	18,096	175,712
Pzena Investment Management Class A	1,084	7,447
†Rodman & Renshaw Capital Group	7,900	16,985
Sanders Morris Harris Group	7,259	41,086
Solar Capital	1,625	34,856
†Stifel Financial	8,810	407,815
SWS Group	5,936	42,561
†=Teton Advisors Class B	19	0
THL Credit	2,500	29,450
TICC Capital	7,091	73,392
†TradeStation Group	10,024	65,958
Triangle Capital	2,633	42,075
Westwood Holdings Group	1,800	60,894
		5,107,052
Chemicals – 2.34%
American Vanguard	3,864	23,880
Arch Chemicals	5,795	203,347
Balchem	7,609	234,814
†Calgon Carbon	15,165	219,893
†Codexis	2,600	24,960
†Ferro	21,958	283,039
Fuller (H.B.)	12,920	256,720
†Georgia Gulf	8,000	130,720
†Grace (W.R.)	18,985	530,441
Hawkins	1,900	67,298
Innophos Holdings	5,122	169,538
KMG Chemicals	1,700	23,953
Koppers Holdings	5,777	155,228
†Kraton Performance Polymers	2,600	70,590
†Landec	7,033	43,675
†LSB Industries	3,865	71,773
Minerals Technologies	4,980	293,422
NewMarket	2,708	307,845
NL Industries	2,091	18,986
Olin	19,680	396,749
†OM Group	7,808	235,177
†Omnova Solutions	10,600	76,214
†PolyOne	23,320	281,939
Quaker Chemical	2,700	87,912
†Rockwood Holdings	12,873	405,113
Schulman (A.)	8,515	171,577
Sensient Technologies	12,406	378,259
†Solutia	31,300	501,426
†Spartech	6,923	56,838
Stepan	1,959	115,796
†TPC Group	2,100	50,022
Westlake Chemical	5,400	161,622
Zep	5,092	88,804
†Zoltek	7,846	76,263
		6,213,833
Commercial Banks – 5.58%
1st Source	3,854	66,905
†1st United Bancorp	5,600	36,008
Alliance Financial	900	27,207
American National Bankshares	1,500	32,910
Ameris Bancorp	5,416	50,640
Ames National	2,500	49,850
Arrow Financial	2,016	50,554
Bancfirst	1,994	80,677
Banco Latinoamericano de Exportacions	7,922	114,473
†Bancorp (Delaware)	4,300	28,767
Bancorp (Rhode Island)	1,100	30,723
Bank of Marin Bancorp	1,200	38,688
Bank of the Ozarks	3,281	121,692
Boston Private Financial Holdings	18,715	122,396
Bridge Bancorp	1,400	34,986
Bryn Mawr Bank	2,100	36,162
Camden National	1,600	55,440
Capital City Bank Group	2,095	25,433
Cardinal Financial	6,800	65,348
Cathay General Bancorp	20,037	238,240
†Center Financial	9,000	45,810
Centerstate Banks of Florida	8,000	68,640
Century Bancorp Class A	1,100	26,279
Chemical Financial	6,186	127,679
Citizens & Northern	3,200	41,600
†Citizens Republic Bancorp	89,908	81,016
City Holding	3,693	113,264
CNB Financial	2,400	33,000
CoBiz Financial	7,509	41,750
Columbia Banking System	10,609	208,467
Community Bank System	8,360	192,364
Community Trust Bancorp	3,213	87,040
CVB Financial	22,021	165,378
†Eagle Bancorp	5,200	59,696
†Encore Bancshares	2,300	16,537
Enterprise Financial Services	2,706	25,166
Financial Institutions	2,800	49,448
First Bancorp (Maine)	2,600	35,958
First Bancorp (North Carolina)	3,379	46,022
†First Bancorp (Puerto Rico)	17,500	4,900
First Busey	11,041	50,237
First Commonwealth Financial	24,281	132,331
First Community Bancshares	3,801	49,033
First Financial	2,511	74,075
First Financial Bancorp	15,273	254,754
First Financial Bankshares	5,467	256,894
First Interstate Bancsystem	3,200	43,072
First Merchants	6,404	48,863
First Midwest Bancorp	17,872	206,064
First of Long Island	2,200	54,956
First South Bancorp	1,540	15,277
FirstMerit	27,721	507,848
FNB	29,101	249,105
German American Bancorp	2,600	44,616
Glacier Bancorp	17,933	261,822
Great Southern Bancorp	2,400	52,248
†Greene Bancshares	3,100	21,049
Hancock Holding	7,169	215,572
†Hanmi Financial	31,900	40,832
Heartland Financial USA	4,038	62,145
†Heritage Financial	1,800	25,200
Home Bancshares	5,605	113,894
Hudson Valley Holding	2,900	56,608
IBERIABANK	6,591	329,417
Independent Bank (Massachusetts)	5,232	117,825
International Bancshares	13,416	226,596
†Investors Bancorp	12,242	144,945
Lakeland Bancorp	5,465	46,070
Lakeland Financial	4,210	78,559
MainSource Financial Group	3,834	29,292
MB Financial	12,821	207,957
Merchants Bancshares	1,200	29,928
†Metro Bancorp	4,000	41,560
Midsouth Bancorp	1,400	19,810
MidWestOne Financial Group	1,900	27,854
†Nara Bancorp	7,925	55,951
National Bankshares	1,600	41,280
National Penn Bancshares	33,506	209,413
NBT Bancorp	9,243	203,993
Northfiled Bancorp	4,259	46,082
Northwest Bancshares	27,991	313,218
Old National Bancorp	23,075	242,288
†OmniAmerican Bancorp	2,000	22,540
Oriental Financial Group	13,325	177,223
Orrstown Financial Services	1,800	41,688
Pacific Continental	4,800	43,440
PacWest Bancorp	7,787	148,420
Park National	3,239	207,426
Peapack Gladstone Financial	1,905	22,441
Penns Woods Bancorp	1,100	36,355
Peoples Bancorp	2,040	25,235
†Pinnacle Financial Partners	8,162	75,009
PrivateBancorp	14,330	163,219
Prosperity Bancshares	11,677	379,151
Renasant	7,211	109,679
Republic Bancorp Class A	2,929	61,890
S&T Bancorp	6,818	118,770
Sandy Spring BanCorp	5,470	84,785
SCBT Financial	2,946	91,886
Sierra Bancorp	2,611	32,246
†Signature Bank	10,553	409,878
Simmons First National Class A	4,440	125,519
Southside Bancshares	3,435	64,879
Southwest Bancorp	5,360	69,519
State BanCorp	4,500	40,410
StellarOne	5,500	69,960
Sterling Bancorp	6,089	52,913
Sterling Bancshares	23,796	127,785
Suffolk Bancorp	2,068	52,362
Susquehanna Bancshares	31,699	267,540
†SVB Financial Group	10,729	454,050
SY Bancorp	3,079	76,421
†Taylor Capital Group	2,500	28,675
†Texas Capital Bancshares	9,594	165,688
Tompkins Financial	1,972	78,210
Tower Bancorp	1,000	20,270
TowneBank	6,200	92,752
Trico Bancshares	3,002	46,141
Trustmark	16,075	349,470
UMB Financial	8,036	285,358
Umpqua Holdings	28,319	321,136
Union First Market Bankshares	5,398	70,498
United Bankshares	9,623	239,516
†United Community Banks	24,806	55,565
Univest Corp. of Pennsylvania	3,915	68,356
†Virginia Commerce Bancorp	5,300	25,758
Washington Banking	4,000	55,440
Washington Trust Bancorp	3,375	64,530
WesBanco	5,224	85,360
†West Bancorporation	3,100	19,530
†West Coast Bancorp	23,200	52,896
Westamerica Bancorporation	7,645	416,575
†Western Alliance Bancorp	18,527	124,131
Whitney Holding	25,700	209,969
Wilshire Bancorp	4,829	31,582
Wintrust Financial	7,565	245,182
		14,830,873
Commercial Services & Supplies – 3.65%
ABM Industries	13,657	294,855
†ACCO Brands	12,433	71,490
Administaff	5,414	145,799
†Advisory Board	3,691	162,957
†American Reprographics	8,051	63,200
†APAC Customer Services	5,900	33,394
Barrett Business Services	2,200	33,418
Bowne	11,300	128,029
Brink's	12,600	289,800
†Casella Waste Systems	6,800	28,560
†CBIZ	10,548	62,550
CDI	2,749	35,517
†Cenveo	12,406	62,402
†Clean Harbors	6,039	409,143
Comfort Systems USA	8,654	92,857
†Consolidated Graphics	2,438	101,055
Corporate Executive Board	8,400	265,104
†CoStar Group	5,217	254,120
Courier	2,004	28,497
†CRA International	2,578	46,533
Deluxe	13,501	258,274
Diamond Management & Technology Consultants	6,200	77,500
†DigitalGlobe	7,300	221,920
Duff & Phelps Class A	6,644	89,495
†EnergySolutions	23,458	117,994
†EnerNOC	4,687	147,219
Ennis	6,507	116,410
†Exponent	3,923	131,774
†Franklin Covey	3,900	31,005
†Fuel-Tech	3,882	24,340
G&K Services Class A	4,654	106,390
†Geo Group	16,088	375,655
†GeoEye	5,838	236,322
Healthcare Services Group	10,817	246,519
Heidrick & Struggles International	3,906	76,089
Herman Miller	14,303	281,483
†Hill International	6,300	28,224
HNI	11,800	339,368
†Hudson Highland Group	8,300	28,552
†Huron Consulting Group	5,386	118,438
†ICF International	4,100	102,787
†InnerWorkings	6,825	44,840
Interface Class A	12,522	178,188
†Kelly Services Class A	6,383	74,873
†Kforce	8,660	118,815
Kimball International Class B	6,823	39,778
Knoll	12,722	197,318
†Korn/Ferry International	11,674	193,088
†LECG	7,300	8,030
†M&F Worldwide	2,592	63,115
Mac-Gray	3,000	36,390
McGrath RentCorp	5,864	140,443
†Medifast	3,100	84,103
†Metalico	9,100	34,853
Mine Safety Appliances	7,198	195,066
†Mobile Mini	8,740	134,072
Multi-Color	1,949	30,015
†Navigant Consulting	13,938	162,099
†On Assignment	8,526	44,762
Resources Connection	10,855	149,365
Rollins	11,327	264,825
Schawk	3,185	58,795
†School Specialty	5,427	70,605
†SFN Group	12,986	78,046
†Standard Parking	3,846	65,767
Standard Register	3,321	9,697
Steelcase Class A	19,200	159,936
†SYKES Enterprises	10,349	140,539
†Team	4,476	77,032
†Team Health Holdings	3,500	45,185
†Tetra Tech	16,261	340,993
†TrueBlue	10,732	146,492
†United Stationers	6,339	339,200
US Ecology	3,934	62,944
Viad	5,145	99,504
†Volt Information Sciences	3,471	24,991
VSE	900	31,743
		9,710,545
Communications Equipment – 3.24%
†AboveNet	5,900	307,331
†Acme Packet	11,438	433,958
†ADC Telecommunications	24,000	304,080
Adtran	16,001	564,835
†Anaren Microwave	3,332	55,944
†Arris Group	31,082	303,671
†Aruba Networks	18,543	395,708
Bel Fuse Class A	2,245	46,741
†BigBand Networks	15,173	43,091
Black Box	4,280	137,217
†Blue Coat Systems	10,261	246,880
†Calix	2,100	30,156
Comtech Telecommunications	7,719	211,115
†DG FastChannel	6,358	138,287
†Digi International	7,637	72,475
†EMS Technologies	4,397	81,916
†Emulex	21,822	227,822
†Extreme Networks	20,567	63,963
†Finisar	19,100	358,889
†Globecomm Systems	5,600	46,872
†Harmonic	26,201	180,263
†Hughes Communications	2,034	55,427
†Infinera	23,435	273,486
†InterDigital	11,630	344,364
†Iridium Communications	8,300	70,882
†Ixia	7,682	95,257
†KVH Industries	3,300	49,533
†LogMeIn	3,600	129,528
†Loral Space & Communications	2,537	132,431
†Meru Networks	2,100	36,204
†ModusLink Global Solutions	10,392	65,989
†NETGEAR	8,917	240,848
†Network Engines	9,800	14,308
†Network Equipment Technologies	6,500	22,425
†Neutral Tandem	8,170	97,632
†Occam Networks	2,900	22,707
†Oclaro	11,700	187,317
†Oplink Communications	4,872	96,660
†Opnext	8,953	14,056
†PC-Tel	5,300	32,542
Plantronics	12,516	422,790
†Powerwave Technologies	35,876	65,294
†Riverbed Technology	16,200	738,397
†SeaChange International	6,235	46,201
†ShoreTel	13,811	68,503
†Sonus Networks	50,051	176,680
Sycamore Networks	5,259	170,444
†Symmetricom	9,060	51,823
†Tekelec	16,954	219,724
†TeleNav	3,200	16,928
†UTStarcom	24,302	52,735
†Viasat	8,752	359,795
		8,622,124
Computers & Peripherals – 0.85%
†Avid Technology	6,983	91,547
†Compellent Technologies	6,438	117,043
†Cray	7,886	52,048
†Electronics for Imaging	10,456	126,727
†Hutchinson Technology	6,300	21,861
†Hypercom	11,600	75,400
†Imation	6,414	59,843
†Immersion	8,697	51,399
†Intermec	11,683	143,234
†Intevac	4,982	49,870
†Isilon Systems	7,012	156,227
†Netezza	13,658	368,082
†Novatel Wireless	6,452	50,842
†Presstek	7,400	16,206
†Quantum	47,733	101,194
†Rimage	2,578	42,382
†Silicon Graphics International	6,625	51,410
†STEC	9,774	121,686
†Stratasys	5,746	159,279
†Super Micro Computer	5,538	57,540
†Synaptics	8,442	237,558
†Xyratex	7,200	106,848
		2,258,226
Construction & Engineering – 0.71%
†Argan	1,800	16,830
†Dycom Industries	9,245	92,358
†EMCOR	16,485	405,365
†Furmanite	8,100	39,528
Granite Construction	8,690	197,611
Great Lakes Dredge & Dock	14,171	82,334
†Insituform Technologies Class A	9,866	238,559
†Layne Christensen	5,400	139,806
†MasTec	12,656	130,610
†Michael Baker	2,342	77,192
†Mistras Group	4,400	50,952
†MYR Group	5,300	86,867
†Northwest Pipe	2,339	40,933
†Orion Marine Group	6,200	76,942
†Pike Electric	3,382	24,621
†Sterling Construction	3,500	43,330
†Tutor Perini	6,908	138,782
		1,882,620
Construction Materials – 0.10%
†Headwaters	12,851	46,264
Texas Industries	5,671	178,750
†United States Lime & Minerals	900	34,794
		259,808
Consumer Finance – 0.59%
Advance America Cash Advance Centers	10,855	43,746
Asta Funding	3,000	22,890
†Cardtronics	6,532	100,789
Cash America International	7,852	274,819
CompuCredit Holdings	2,006	9,669
†Credit Acceptance	1,603	97,078
†Dollar Financial	5,945	124,072
†Ezcorp Class A	12,228	245,049
†First Cash Financial Services	8,150	226,163
†First Marblehead	15,400	36,036
Nelnet Class A	6,298	144,098
Student Loan	1,100	32,670
†World Acceptance	4,437	195,938
		1,553,017
Containers & Packaging – 0.49%
†AEP Industries	1,352	31,934
†Boise	16,876	109,525
†Graham Packaging	3,800	44,916
†Graphic Packaging Holding	27,102	90,521
Myers Industries	10,472	89,954
Rock-Tenn Class A	10,062	501,189
Silgan Holdings	14,040	445,068
		1,313,107
Distributors – 0.05%
†Audiovox Class A	4,285	29,309
†Core Mark Holding	2,862	88,608
		117,917
Diversified Consumer Services – 1.23%
†American Public Education	4,402	144,650
†Bridgepoint Education	4,700	72,662
†Capella Education	4,359	338,346
†Coinstar	8,214	353,120
†Corinthian Colleges	23,647	166,002
CPI	1,500	38,820
†GP Strategies	4,200	38,178
†Grand Canyon Education	7,300	160,089
†K12	6,842	198,623
Learning Tree International	1,100	11,132
†Lincoln Educational Services	3,978	57,323
Matthews International Class A	7,663	270,964
National American University Holdings	3,000	20,160
†Pre-Paid Legal Services	2,084	130,229
†Princeton Review	2,700	5,508
Regis	14,499	277,366
Sotheby's	17,337	638,348
†Steiner Leisure	3,659	139,408
Stewart Enterprises Class A	21,731	117,130
Universal Technical Institute	4,633	90,575
		3,268,633
Diversified Financial Services – 0.59%
Artio Global Investors	6,700	102,510
†Asset Acceptance Capital	4,017	21,571
Compass Diversified Holdings	8,280	133,805
†Encore Capital Group	3,275	59,016
Fifth Street Finance	13,528	150,702
†Harbinger Group	2,900	16,095
Life Partners Holding	1,875	35,681
MarketAxess Holdings	6,240	105,955
†Marlin Business Services	2,300	27,600
Medallion Financial	3,400	26,486
†NewStar Financial	7,164	53,085
†PHH	14,544	306,296
†PICO Holdings	5,475	163,484
†Portfolio Recovery Associates	4,223	273,017
Primoris Services	5,700	37,278
†Primus Guaranty	5,661	25,814
†Virtus Investment Partners	884	26,750
		1,565,145
Diversified Telecommunications Services – 0.58%
Alaska Communications Systems Group	12,566	127,545
Atlantic Tele-Network	2,569	126,498
†Cbeyond	7,138	91,581
†Cincinnati Bell	54,795	146,302
†Cogent Communications Group	12,065	114,256
Consolidated Communications Holdings	5,944	110,974
†General Communication Class A	10,962	109,291
†Global Crossing	8,319	106,982
†Globalstar	18,800	32,712
†IDT Class B	3,700	65,823
NTELOS Holdings	7,032	118,981
†PAETEC Holding	30,432	125,076
†Premiere Global Services	14,119	99,963
Shenandoah Telecommunications	5,995	108,929
†Vonage Holdings	26,000	66,300
		1,551,213
Electric Utilities – 1.14%
ALLETE	7,555	275,229
Central Vermont Public Service	3,428	69,143
Cleco	15,672	464,204
†El Paso Electric	10,932	259,963
Empire District Electric	10,107	203,656
Idacorp	12,482	448,353
MGE Energy	5,649	223,644
Portland General Electric	18,896	383,211
UIL Holdings	12,815	360,870
Unisource Energy	8,911	297,895
UNITIL	2,400	52,680
		3,038,848
Electrical Equipment – 2.04%
†A123 Systems	17,300	155,181
Acuity Brands	11,384	503,628
†Advanced Battery Technologies	17,400	62,466
†American Superconductor	10,971	341,198
†Applied Energetics	21,200	23,744
AZZ	3,410	146,084
Baldor Electric	12,063	487,345
Belden	12,263	323,498
Brady Class A	12,089	352,636
†Capstone Turbine	60,000	46,326
†Coleman Cable	4,000	23,960
Encore Wire	4,150	85,117
†Ener1	17,300	63,664
†Energy Conversion Devices	13,800	69,276
†EnerSys	12,612	314,922
†Evergreen Solar	36,403	26,720
Franklin Electric	6,249	207,217
†FuelCell Energy	15,867	19,516
†Generac Holdings	4,300	58,652
†GrafTech International	31,083	485,827
†II-VI	6,669	248,954
†LaBarge	3,500	43,715
LSI Industries	4,247	27,266
†Microvision	23,000	50,370
†Polypore International	5,193	156,621
†Powell Industries	2,484	77,302
†PowerSecure International	4,900	45,374
Preformed Line Products	679	23,677
Smith (A.O.)	6,123	354,460
†UQM Technologies	9,400	24,064
Vicor	4,521	66,052
Woodward Governor	15,752	510,680
		5,425,512
Electronic Equipment, Instruments & Components – 2.43%
†Acacia Research - Acacia Technologies	9,100	160,160
†Agilysys	3,276	21,294
†Anixter International	6,950	375,230
†Benchmark Electronics	15,312	251,117
†Brightpoint	16,836	117,684
†Checkpoint Systems	9,982	203,134
†Cogent	12,571	133,755
Cognex	9,817	263,291
†Coherent	6,700	268,066
†Comverge	6,565	51,601
†CPI International	1,737	24,318
CTS	9,872	94,969
Daktronics	7,814	76,733
DDi	4,700	43,428
†DTS	4,462	170,315
†Echelon	8,674	74,163
Electro Rent	4,382	58,193
†Electro Scientific Industries	6,820	75,770
†FARO Technologies	3,998	87,196
†Gerber Scientific	6,600	40,722
†ICx Technologies	2,700	20,385
†Insight Enterprises	12,483	195,234
†IPG Photonics	7,135	172,239
Keithley Instruments	3,100	66,681
†L-1 Identity Solutions	20,778	243,726
†Littelfuse	5,870	256,518
†Maxwell Technologies	6,500	94,965
†Measurement Specialties	3,608	66,676
†Mercury Computer Systems	6,568	79,013
Methode Electronics	9,898	89,874
MTS Systems	3,788	117,428
†Multi-Fineline Electronix	2,760	60,692
†Newport	8,555	97,014
†OSI Systems	3,918	142,302
Park Electrochemical	4,987	131,358
†PC Connection	872	5,956
†Plexus	9,993	293,294
†RadiSys	6,842	64,452
Richardson Electronics	3,800	39,900
†Rofin-Sinar Technologies	7,902	200,553
†Rogers	4,379	137,851
†Sanmina-SCI	21,000	253,680
†SatCon Technology	16,000	60,160
†ScanSource	7,220	200,283
†Smart Modular Technologies	12,833	77,383
†Spectrum Control	2,900	42,688
†Synnex	5,763	162,171
Technitrol	9,493	41,864
Tessco Technologies	1,400	21,098
†TTM Technologies	20,645	202,115
†Universal Display	7,442	174,887
†X-Rite	5,500	20,845
†Zygo	4,167	40,837
		6,465,261
Energy Equipment & Services – 1.75%
†Allis-Chalmers Energy	6,186	25,796
†Basic Energy Services	5,105	43,495
†Bristow Group	9,381	338,466
†Cal Dive International	22,475	122,938
CARBO Ceramics	4,923	398,763
†Complete Production Services	19,473	398,223
†Dawson Geophysical	1,911	50,928
†Dril-Quip	8,867	550,730
†Energy Recovery	13,400	48,106
†Global Geophysical Services	3,200	23,328
†Global Industries	24,200	132,374
Gulf Island Fabrication	2,995	54,509
†Gulfmark Offshore	5,918	181,801
Halliburton	581	19,214
†Hercules Offshore	28,000	74,200
†Hornbeck Offshore Services	5,774	112,535
†ION Geophysical	30,030	154,354
†Key Energy Services	30,900	293,859
Lufkin Industries	7,784	341,718
†Matrix Service	5,479	47,941
†Natural Gas Services Group	2,800	41,356
†Newpark Resources	21,681	182,120
†OYO Geospace	972	56,259
†Parker Drilling	28,927	125,832
†PHI	3,358	54,332
†Pioneer Drilling	13,204	84,242
RPC	6,979	147,676
†Seahawk Drilling	2,900	24,534
†T-3 Energy Services	3,684	96,337
†Tesco	7,300	87,819
†TETRA Technologies	19,500	198,900
†Union Drilling	3,677	16,473
†Willbros Group	13,494	123,740
		4,652,898
Food & Staples Retailing – 0.86%
Andersons	4,560	172,824
Arden Group	200	16,500
Casey's General Stores	9,591	400,423
†Great Atlantic & Pacific Tea	6,803	26,940
Ingles Markets Class A	3,736	62,055
Nash Finch	3,120	132,725
†Pantry	5,278	127,253
PriceSmart	3,963	115,442
†Rite Aid	132,600	125,042
Ruddick	11,017	382,070
Spartan Stores	5,888	85,376
†Susser Holdings	1,600	22,400
†United Natural Foods	10,863	360,000
Village Super Market Class A	1,814	50,683
Weis Markets	3,078	120,442
†Winn Dixie Stores	12,835	91,514
		2,291,689
Food Products – 1.22%
Alico	1,209	28,097
B&G Foods Class A	13,200	144,144
Calavo Growers	2,700	58,536
Cal-Maine Foods	3,683	106,733
†Chiquita Brands International	11,732	155,332
†Darling International	21,441	182,677
Diamond Foods	5,600	229,544
†Dole Food	10,300	94,245
Farmer Brothers	1,800	28,800
†Fresh Del Monte Produce	9,785	212,335
Griffin Land & Nurseries	400	10,576
†Hain Celestial Group	10,587	253,876
Imperial Sugar	2,412	31,549
J&J Snack Foods	3,880	162,688
†John B. Sanfilippo & Son	2,100	27,720
Lancaster Colony	5,071	240,873
Lance	6,906	147,098
†Lifeway Foods	1,100	11,572
Limoneira	2,100	42,294
†Nature's Sunshine Products	2,100	18,774
†Pilgrim's Pride	11,800	66,316
Sanderson Farms	5,992	259,394
†Seneca Foods Class A	2,300	60,237
†Smart Balance	15,300	59,364
†Synutra International	4,275	49,376
Tootsie Roll Industries	6,031	150,051
†Treehouse Foods	9,095	419,280
		3,251,481
Gas Utilities – 1.27%
Chesapeake Utilities	2,129	77,112
Laclede Group	5,999	206,486
New Jersey Resources	10,706	419,889
NICOR	11,606	531,787
Northwest Natural Gas	6,939	329,256
Piedmont Natural Gas	18,470	535,630
South Jersey Industries	7,498	370,926
Southwest Gas	11,887	399,284
WGL Holdings	13,053	493,142
		3,363,512
Health Care Equipment & Supplies – 3.26%
†Abaxis	5,076	117,256
†ABIOMED	7,276	77,198
†Accuray	13,454	83,684
†AGA Medical Holdings	3,400	47,464
†Align Technology	15,596	305,370
†Alphatec Holdings	14,500	30,885
†American Medical System Holdings	18,809	368,280
Analogic	3,151	141,417
†AngioDynamics	5,682	86,594
†Antares Pharma	18,600	26,970
†Arthrocare	7,300	198,414
Atrion	393	61,901
Cantel Medical	2,943	47,677
†Cerus	10,300	39,552
†Conceptus	7,519	103,386
†Conmed	7,070	158,439
†CryoLife	9,389	56,991
†Cutera	3,700	29,970
†Cyberonics	6,886	183,718
†Cynosure Class A	1,486	15,172
†Delcath Systems	12,900	93,138
†DexCom	15,000	198,300
†Endologix	10,800	49,248
†Exactech	2,200	35,904
†Greatbatch	5,384	124,855
†Haemonetics	6,503	380,620
†Hansen Medical	6,777	9,691
†ICU Medical	2,668	99,490
†Immucor	17,278	342,623
†Insulet	11,096	156,897
†Integra LifeSciences Holdings	5,244	206,928
Invacare	7,442	197,287
†IRIS International	3,700	35,520
†Kensey Nash	2,456	70,954
Masimo	13,576	370,761
†Medical Action Industries	3,340	30,227
†MELA Sciences	6,800	44,336
†Merge Healthcare	15,500	44,950
Meridian Bioscience	10,502	229,784
†Merit Medical Systems	7,311	116,172
†Natus Medical	7,254	105,691
Neogen	5,850	198,023
†Nutraceutical International	2,700	42,363
†NuVasive	10,178	357,655
†NxStage Medical	6,501	124,169
†OraSure Technologies	9,784	39,625
†Orthofix International	4,710	147,988
†Orthovita	14,300	32,461
†Palomar Medical Technologies	4,038	41,713
†Quidel	4,458	48,993
†Rochester Medical	2,300	25,093
†RTI Biologics	11,288	29,687
†Sirona Dental System	8,717	314,161
†Solta Medical	15,700	31,400
†SonoSite	4,121	138,095
†Spectranetics	7,455	40,406
†Staar Surgical	8,900	48,149
†Stereotaxis	6,871	28,446
STERIS	15,299	508,232
†SurModics	4,751	56,632
†Symmetry Medical	9,733	93,826
†Synovis Life Technologies	3,000	44,850
†TomoTherapy	12,113	42,638
†Unilife	11,900	71,757
†Vascular Solutions	3,700	42,476
†Volcano	13,285	345,144
West Pharmaceutical Services	8,178	280,587
†Wright Medical Group	9,855	142,011
Young Innovations	1,500	42,915
†Zoll Medical	5,833	188,231
		8,671,440
Health Care Providers & Services – 3.43%
†Air Methods	3,185	132,432
†Alliance HealthCare Services	9,548	43,730
†Allied Healthcare International	13,100	32,750
†Almost Family	1,900	56,297
†Amedisys	7,351	174,954
America Service Group	1,900	28,272
†American Dental Partners	3,200	38,592
†AMERIGROUP	13,310	565,275
†AMN Healthcare Services	7,680	39,475
†Amsurg	8,133	142,165
†Assisted Living Concepts Class A	2,258	68,734
†athenahealth	8,814	291,038
†Bio-Reference Labs	6,000	125,160
†BioScrip	9,700	50,052
†BMP Sunstone	7,401	56,248
†Capital Senior Living	5,767	30,738
†CardioNet	5,000	22,550
†Catalyst Health Solutions	9,850	346,819
†Centene	12,093	285,274
Chemed	5,778	329,173
†Chindex International	3,100	46,841
†Clarient	12,700	42,926
†Continucare	9,000	37,800
†CorVel	1,708	72,505
†Cross Country Healthcare	7,425	53,386
†Emeritus	4,565	77,879
Ensign Group	4,000	71,800
†Five Star Quality Care	8,700	43,935
†Genoptix	4,055	57,581
†Gentiva Health Services	7,700	168,245
†Hanger Orthopedic Group	6,100	88,694
†Health Grades	5,800	47,502
†HealthSouth	24,196	464,562
†HealthSpring	15,163	391,812
†Healthways	9,417	109,614
†HMS Holdings	7,137	420,654
†IPC the Hospitalist	4,404	120,317
†Kindred Healthcare	9,552	124,367
Landauer	2,314	144,926
†LCA-Vision	2,400	13,368
†LHC Group	4,518	104,772
†Magellan Health Services	8,390	396,344
†MedCath	5,479	55,174
†Metropolitan Health Networks	9,700	36,860
†Molina Healthcare	4,434	119,674
†MWI Veterinary Supply	3,098	178,817
National Healthcare	1,973	73,139
National Research	200	5,216
†Neostem	9,000	18,270
Owens & Minor	16,311	464,210
†PDI	2,000	17,480
†PharMerica	7,222	68,826
†Prospect Medical Holdings	1,100	9,350
†Providence Service	3,009	49,318
†PSS World Medical	15,009	320,892
†Psychiatric Solutions	14,783	495,969
†RehabCare Group	6,600	133,452
†Res-Care	5,462	72,481
†Rural/Metro	5,000	42,550
†Select Medical Holdings	12,200	93,940
†Skilled Healthcare Group	3,112	12,230
†Sun Healthcare Group	20,358	172,432
†Sunrise Senior Living	13,891	47,646
†Syneron Medical	8,700	86,304
†Triple-S Management Class B	5,703	96,096
†U.S. Physical Therapy	1,900	31,768
Universal American Financial	9,024	133,104
†WellCare Health Plans	11,100	321,456
		9,116,212
Health Care Technology – 0.21%
Computer Programs & Systems	2,227	94,803
†MedAssets	10,483	220,563
MedQuist	2,400	21,024
†Omnicell	9,206	120,414
†Transcend Services	3,200	48,800
†Vital Images	3,909	51,716
		557,320
Hotels, Restaurants & Leisure – 2.43%
†AFC Enterprises	5,474	67,878
Ambassadors Group	4,030	45,700
Ameristar Casinos	6,981	121,818
†Biglari Holdings	380	124,887
†BJ's Restaurants	5,801	163,356
†Bluegreen	3,077	8,585
Bob Evans Farms	7,836	219,957
†Boyd Gaming	12,800	92,800
†Buffalo Wild Wings	4,880	233,703
†California Pizza Kitchen	4,655	79,414
†Caribou Coffee	2,500	26,000
†Carrols Restaurant Group	2,700	14,310
†CEC Entertainment	5,302	182,018
†Cheesecake Factory	15,700	415,580
Churchill Downs	2,902	103,659
Cracker Barrel Old Country Store	6,272	318,367
†Denny's	20,836	64,800
†DineEquity	4,300	193,414
†Domino's Pizza	10,291	136,047
†Einstein Noah Restaurant Group	2,400	25,440
†Gaylord Entertainment	9,170	279,685
†Interval Leisure Group	10,400	140,088
†Isle of Capri Casinos	4,545	32,542
†Jack in the Box	13,398	287,253
†Jamba	15,500	33,945
†Krispy Kreme Doughnuts	14,443	66,149
†Landry's Restaurants	1,974	48,343
†Life Time Fitness	10,832	427,540
Marcus	5,212	61,762
†McCormick & Schmick's Seafood Restaurants	3,600	28,008
†Monarch Casino & Resort	2,757	30,906
†Morgans Hotel Group	4,468	32,706
†Multimedia Games	6,300	23,310
†O'Charleys	3,841	27,617
†Orient-Express Hotels Class A	23,300	259,795
P.F. Chang's China Bistro	5,921	273,550
†Papa John's International	5,003	131,979
†Peet's Coffee & Tea	3,275	112,103
†Pinnacle Entertainment	16,368	182,503
†Red Lion Hotels	4,400	32,736
†Red Robin Gourmet Burgers	4,008	78,597
†Ruby Tuesday	16,850	200,010
†Ruth's Hospitality Group	5,577	22,364
†Scientific Games	17,600	170,720
†Shuffle Master	12,423	104,477
†Sonic	16,791	135,671
Speedway Motorsports	2,528	39,639
†Texas Roadhouse	15,346	215,765
†Vail Resorts	9,124	342,332
		6,459,828
Household Durables – 0.91%
American Greetings Class A	10,192	189,469
†Beazer Homes USA	19,957	82,422
Blyth	1,555	64,128
†Brookfield Homes	1,560	12,776
†Cavco Industries	1,400	50,274
†Central Garden & Pet Class A	15,663	162,269
CSS Industries	1,304	22,546
Ethan Allen Interiors	5,485	95,768
†Furniture Brands International	9,781	52,622
†Helen of Troy	8,232	208,187
Hooker Furniture	2,494	29,005
†Hovnanian Enterprises Class A	11,455	45,018
†iRobot	5,233	97,177
†Kid Brands	3,500	30,100
†La-Z-Boy	11,665	98,453
†Libbey	4,100	53,997
†Lifetime Brands	2,400	36,240
†M/I Homes	4,421	45,846
†Meritage Homes	8,220	161,276
National Presto Industries	1,244	132,449
Ryland Group	11,200	200,704
†Sealy	9,182	22,404
Skyline	1,622	32,862
†Spectrum Brands Holdings	4,400	119,592
†Standard Pacific	26,078	103,530
†Summer Infant	4,200	32,844
†Universal Electronics	2,914	60,757
WD-40	4,487	170,596
		2,413,311
Household Products – 0.01%
Oil-Dri Corp. of America	1,600	34,416
		34,416
Independent Power Producers & Energy Traders – 0.05%
Dynegy	24,600	119,802
		119,802
Industrial Conglomerates – 0.26%
Otter Tail	8,758	178,576
Raven Industries	3,960	150,044
Seaboard	87	154,077
Standex International	3,146	76,102
Tredegar	6,394	121,358
†United Capital	100	2,433
		682,590
Insurance – 2.81%
Alterra Capital Holdings	25,113	500,250
†Ambac Financial Group	72,200	40,071
American Equity Investment Life Holding	15,829	162,089
American Physicians Capital	2,144	88,890
†American Safety Insurance Holdings	3,200	52,288
†Amerisafe	4,923	92,454
Amtrust Financial Services	5,216	75,736
Argo Group International Holdings	8,185	284,347
Baldwin & Lyons Class B	2,318	58,993
†Citizens	7,622	52,516
†CNA Surety	4,862	87,127
†CNO Financial Group	56,200	311,348
†Crawford Class B	4,340	10,546
Delphi Financial Group	12,614	315,224
Donegal Group Class A	2,953	38,596
†eHealth	5,168	66,771
EMC Insurance Group	1,105	23,559
Employers Holdings	10,139	159,892
†Enstar Group	1,808	131,261
FBL Financial Group Class A	3,017	78,382
First American Financial	26,000	388,440
First Mercury Financial	3,495	35,230
Flagstone Reinsurance Holdings	12,410	131,670
†FPIC Insurance Group	2,346	82,321
†Gerova Financial Group	1,900	10,260
†Global Indemnity	4,156	66,704
†Greenlight Capital Re Class A	7,024	175,740
†Hallmark Financial Service	3,275	28,624
Harleysville Group	2,980	97,714
†Hilltop Holdings	11,163	106,942
Horace Mann Educators	10,135	180,200
Infinity Property & Casualty	3,620	176,547
Kansas City Life Insurance	812	25,326
Maiden Holdings	12,800	97,408
Meadowbrook Insurance Group	13,560	121,633
Montpelier Re Holdings	17,612	305,040
†National Financial Partners	10,665	135,126
National Interstate	1,691	36,813
National Western Life Insurance Class A	513	72,169
†Navigators Group	3,141	140,183
NYMAGIC	1,408	36,143
†Phoenix Companies	27,887	58,563
Platinum Underwriters Holdings	10,638	462,966
†PMA Capital Class A	9,998	75,385
Presidential Life	4,696	46,021
Primerica	5,800	117,972
†ProAssurance	8,404	483,985
RLI	4,904	277,664
Safety Insurance Group	3,003	126,186
SeaBright Insurance Holdings	5,380	43,363
Selective Insurance Group	13,389	218,107
State Auto Financial	3,974	60,445
Stewart Information Services	3,354	37,967
Tower Group	10,771	251,503
United Fire & Casualty	5,248	111,310
Universal Insurance Holdings	4,100	18,409
		7,470,419
Internet & Catalog Retail – 0.47%
†1-800-FLOWERS.com Class A	3,982	7,526
†Ancestry.com	4,600	104,696
†Blue Nile	3,313	147,395
†Drugstore.com	21,400	41,088
Gaiam Class A	4,938	33,035
†HSN	9,400	281,061
NutriSystem	7,900	151,996
†Orbitz Worldwide	7,077	44,585
†Overstock.com	3,233	50,823
PetMed Express	5,834	102,095
†QuinStreet	2,300	34,569
†ReachLocal	1,900	26,182
†Shutterfly	6,366	165,452
†Stamps.com	2,281	29,653
†Vitacost.com	3,000	18,030
		1,238,186
Internet Software & Services – 2.20%
†Archipelago Learning	3,700	44,289
†Art Technology Group	40,619	167,756
†comScore	5,739	134,981
†Constant Contact	7,154	153,310
†DealerTrack Holdings	10,180	173,874
†Dice Holdings	2,549	21,616
†Digital River	9,665	328,996
†DivX	8,891	84,731
EarthLink	28,533	259,365
†GSI Commerce	17,398	429,730
†infospace	8,269	71,610
†Internap Network Services	13,089	64,267
†Internet Brands Class A	6,286	83,478
†Internet Capital Group	8,873	97,869
†j2 Global Communications	11,864	282,245
Keynote Systems	3,430	39,857
†KIT Digital	5,000	59,950
†Knot	6,166	56,296
†Limelight Networks	14,177	83,361
†Liquidity Services	4,000	64,040
†LivePerson	9,800	82,320
†Local.com	4,300	19,006
†LoopNet	4,515	53,458
Marchex Class B	3,808	20,754
†Move	44,657	99,585
NIC	14,868	123,256
†OpenTable	4,200	285,936
†Openwave Systems	19,500	33,150
†Perficient	6,893	63,002
†Rackspace Hosting	25,000	649,499
†RealD	3,700	68,413
†RealNetworks	17,654	57,552
†S1	12,740	66,375
†Saba Software	7,200	39,168
†SAVVIS	10,098	212,866
†SolarWinds	8,300	143,258
†support.com	13,400	61,372
†TechTarget	2,522	13,241
†Terremark Worldwide	14,590	150,861
†Travelzoo	1,800	46,368
United Online	23,145	132,389
†ValueClick	21,516	281,429
VirnetX Holding	8,200	120,376
†Vocus	4,068	75,177
†Websense	11,547	204,844
†Zix	15,200	43,168
		5,848,444
IT Services – 1.93%
†Accretive Health	3,000	32,490
†Acxiom	17,100	271,206
†CACI International Class A	7,477	338,409
Cass Information Systems	1,874	64,297
†CGS Systems International	9,177	167,297
†CIBER	15,621	47,019
†Computer Task Group	4,400	33,616
†Euronet Worldwide	11,822	212,678
†ExlService Holdings	4,042	78,617
†Forrester Research	3,854	127,490
†Fortinet	11,200	280,000
†Global Cash Access Holdings	12,197	49,764
†Hackett Group	7,100	29,323
Heartland Payment Systems	9,151	139,278
iGate	5,535	100,405
†Integral Systems	3,488	25,741
†Lionbridge Technologies	14,400	61,920
†Mantech International Class A	5,529	218,948
MAXIMUS	4,579	281,975
†MoneyGram International	20,400	49,776
†NCI Class A	1,600	30,272
†Online Resources	4,279	18,999
†RightNow Technologies	5,008	98,658
†Safeguard Scientifics	4,758	59,618
Sapient	26,970	322,831
†SRA International Class A	11,324	223,309
Syntel	3,176	141,332
†TeleTech Holdings	7,954	118,037
†Tier Technologies	4,800	26,592
†TNS	6,854	116,175
†Unisys	10,660	297,414
†VeriFone Holdings	22,100	686,647
†Virtusa	3,656	35,427
†Wright Express	9,739	347,780
		5,133,340
Leisure Equipment & Products – 0.76%
†Artic Cat	3,300	33,825
Brunswick	22,200	337,884
Callaway Golf	15,845	110,915
†Eastman Kodak	66,400	278,880
†JAKKS Pacific	6,480	114,307
†Johnson Outdoors Class A	2,000	25,640
†LeapFrog Enterprises	9,381	51,408
†Marine Products	1,434	8,805
†MarineMax	5,600	39,424
Polaris Industries	7,741	503,939
Pool	13,000	260,910
†RC2	6,127	128,361
†Smith & Wesson Holding	14,464	51,492
†Steinway Musical Instruments	1,292	22,248
Sturm Ruger	4,300	58,652
		2,026,690
Life Sciences Tools & Services – 1.07%
†Accelrys	13,930	96,953
†Affymetrix	16,145	73,621
†Albany Molecular Research	7,815	49,860
†AMAG Pharmaceuticals	5,319	91,540
†Biotime	5,600	26,600
†Bruker	19,162	268,843
†Caliper Life Sciences	11,500	45,885
†Cambrex	4,818	20,477
†Celldex Therapeutics	5,800	23,200
†Clinical Data	3,000	50,610
†Dionex	4,567	394,771
†Enzo Biochem	7,599	28,876
†eResearch Technology	12,621	94,405
†Exelixis	31,202	122,312
†Heartware International	2,200	151,272
†Kendle International	3,692	34,409
†Luminex	9,615	153,840
†MAKO Surgical	6,200	59,396
†Medivation	9,276	120,588
†Nektar Therapeutics	24,707	364,922
†Omeros	5,800	42,282
†Parexel International	15,392	356,017
†Pure Bioscience	9,600	22,176
†Sequenom	20,900	146,509
		2,839,364
Machinery – 2.85%
†3D Systems	5,420	85,148
Actuant Class A	17,633	404,854
†Alamo Group	1,700	37,961
Albany International	7,580	143,414
†Altra Holdings	6,671	98,264
†American Railcar Industries	2,586	40,548
Ampco-Pittsburgh	2,170	53,859
†Astec Industries	4,595	131,095
Badger Meter	3,675	148,764
Barnes Group	12,243	215,354
†Blount International	11,417	145,338
Briggs & Stratton	13,184	250,628
Cascade	2,025	64,395
†Chart Industries	7,944	161,740
CIRCOR International	4,001	126,432
CLARCOR	13,057	504,392
†Colfax	5,700	84,759
†Columbus McKinnon	4,984	82,685
†Commercial Vehicle Group	6,000	61,080
Douglas Dynamics	3,000	37,050
Dynamic Materials	3,459	52,265
†EnPro Industries	5,426	169,725
ESCO Technologies	6,359	211,500
Federal Signal	16,299	87,852
†Flow International	11,483	30,200
†Force Protection	17,645	88,931
FreightCar America	2,950	72,570
Gorman-Rupp	3,566	98,279
Graham	2,700	41,904
†Greenbrier Companies	5,938	92,573
†Hawk	1,600	69,232
John Bean Technologies	7,100	114,381
†Kadant	2,541	48,050
Kaydon	8,218	284,343
†LB Foster Class A	2,957	85,576
Lindsay	2,899	125,585
†Lydall	4,500	33,120
Met-Pro	3,700	37,333
†Middleby	4,115	260,850
Miller Industries	3,000	40,590
Mueller Industries	9,371	248,238
Mueller Water Products Class A	42,434	128,151
NACCO Industries Class A	1,523	133,095
Nordson	8,748	644,641
Omega Flex	497	7,097
†PMFG	3,400	57,970
Portec Rail Products	2,100	24,402
†RBC Bearings	5,857	199,021
Robbins & Myers	7,326	196,190
†Sauer-Danfoss	3,432	73,067
Sun Hydraulics	3,017	85,049
†Tecumseh Products Class A	4,764	54,643
Tennant	5,079	156,941
†Thermadyne Holdings	2,400	33,912
Titan International	8,855	120,162
†Titan Machinery	2,955	48,167
†Trimas	3,584	53,222
Twin Disc	1,244	17,354
†Wabash National	14,100	114,069
Watts Water Technologies Class A	7,184	244,615
		7,562,625
Marine – 0.15%
†American Commercial Lines	2,234	62,284
†Eagle Bulk Shipping	14,949	78,034
†Excel Maritime Carriers	10,100	56,762
†Genco Shipping & Trading	7,066	112,632
Horizon Lines	6,464	27,149
International Shipholding	1,500	42,360
†Ultrapetrol (Bahamas)	4,077	26,174
		405,395
Media – 1.38%
Arbitron	6,859	191,846
†Ascent Media	4,000	106,840
†Ballantyne Strong	3,800	32,870
†Belo Class A	24,893	154,337
†Belo (A.H.) Class A	4,800	33,936
†Cambium Learning Group	6,700	21,440
†Carmike Cinemas	3,200	27,904
Cinemark Holdings	15,119	243,416
†CKX	12,496	61,230
†Crown Media Holdings Class A	2,096	5,009
†Cumulus Media Class A	6,200	17,422
†Dex One	13,300	163,324
†Dolan Media	8,759	99,590
†Entercom Communications Class A	5,900	46,374
†Entravision Communications Class A	12,900	25,671
†EW Scripps	7,000	55,160
†Fisher Communications	2,341	40,804
†Global Sources	4,267	32,216
†Gray Television	12,800	25,728
Harte-Hanks	10,300	120,201
†Journal Communications Class A	10,538	47,526
†Knology	6,767	90,881
†Lee Enterprises	11,900	31,892
†Lin TV Class A	6,984	31,009
†Lions Gate Entertainment	16,300	119,805
†Live Nation	36,691	362,507
†Lodgenet Entertainment	5,900	16,520
†Martha Stewart Living Omnimedia Class A	6,454	30,592
†McClatchy Class A	14,700	57,771
†Media General Class A	5,500	49,280
†Mediacom Communications Class A	10,035	66,331
National CineMedia	11,647	208,481
†Nexstar Broadcasting Group	4,800	24,720
†Outdoor Channel Holdings	3,100	17,143
†Playboy Enterprises Class B	3,957	20,339
Primedia	6,160	23,408
†Rentrak	2,200	55,594
Scholastic	8,154	226,844
†Sinclair Broadcasting Group Class A	10,838	76,083
†SuperMedia	3,100	32,767
†Valassis Communications	12,286	416,374
Value Line	130	1,803
†Warner Music Group	11,200	50,400
World Wrestling Entertainment Class A	6,854	95,339
		3,658,727
Metals & Mining – 1.80%
†Allied Nevada Gold	19,500	516,751
†AM Castle	5,101	67,588
AMCOL International	5,927	155,228
†Brush Engineered Materials	5,600	159,264
†Capital Gold	18,300	88,389
†Century Aluminum	16,200	213,354
†Coeur d'Alene Mines	22,948	457,125
†General Moly	15,025	54,992
Globe Specialty Metals	16,500	231,660
†Golden Star Resources	67,700	334,438
Haynes International	2,785	97,252
†Hecla Mining	66,870	422,618
†Horsehead Holding	12,331	121,707
†Jaguar Mining	19,800	128,700
Kaiser Aluminum	3,800	162,602
†Metals USA Holdings	2,900	37,642
†Molycorp	6,500	183,885
†Noranda Aluminum Holding	3,200	26,304
Olympic Steel	1,951	44,853
†RTI International Metals	7,694	235,590
†Stillwater Mining	11,381	191,656
†Thompson Creek Metals	35,200	379,456
†U.S. Gold	23,700	117,789
†Universal Stainless & Alloy	2,074	50,937
†Uranium Energy	19,000	62,320
Worthington Industries	16,007	240,585
		4,782,685
Multiline Retail – 0.39%
†99 Cents Only Stores	11,034	208,322
†Bon-Ton Stores	3,100	31,527
Dillard Class A	12,100	286,044
Fred's Class A	9,893	116,737
†Retail Ventures	6,071	65,324
†Saks	35,500	305,300
†Tuesday Morning	6,218	29,660
		1,042,914
Multi-Utilities & Unregulated Power – 0.49%
Avista	14,517	303,115
Black Hills	9,833	306,790
CH Energy Group	3,857	170,325
NorthWestern	9,566	272,631
PNM Resources	21,633	246,400
		1,299,261
Oil, Gas & Consumable Fuels – 3.72%
†Abraxas Petroleum	17,100	48,564
Alon USA Energy	2,540	13,716
†American Oil & Gas	12,200	98,820
Apco Oil & Gas International	2,244	77,665
†Approach Resources	2,654	29,672
†ATP Oil & Gas	11,467	156,525
Baltic Trading	4,100	45,141
Berry Petroleum Class A	13,261	420,772
†Bill Barrett	11,891	428,076
†BPZ Resources	22,521	86,255
†Brigham Exploration	29,952	561,601
†Callon Petroleum	7,300	36,135
†CAMAC Energy	12,100	38,599
†Carrizo Oil & Gas	8,397	201,024
†Cheniere Energy	15,100	38,052
†Clayton Williams Energy	1,566	79,224
†Clean Energy Fuels	10,837	153,994
†Cloud Peak Energy	8,700	158,775
†Contango Oil & Gas	2,831	142,003
†Crosstex Energy	9,697	76,606
†CVR Energy	8,642	71,297
Delek US Holdings	3,567	25,540
†Delta Petroleum	38,916	30,611
DHT Maritime	10,926	45,124
†Endeavor International	32,100	41,409
†Energy Partners	7,000	84,070
†Energy XXI Bermuda	13,400	309,674
†Evolution Petroleum	4,200	25,242
†FX Energy	9,583	39,674
†Gastar Exploration	11,100	44,622
General Maritime	19,755	96,997
†GeoResources	3,900	62,010
†GMX Resources	6,560	31,882
Golar LNG	8,237	103,127
†Goodrich Petroleum	7,128	103,855
†Green Plains Renewab	4,900	59,339
†Gulfport Energy	6,414	88,770
†Harvest Natural Resources	8,596	89,570
†Helix Energy Solutions Group	27,400	305,236
†Hoku	7,400	20,202
Houston America Energy	4,500	45,000
†International Coal Group	33,253	176,906
†Isramco	300	18,060
†James River Coal	7,400	129,722
Knightsbridge Tankers	4,151	78,454
†Kodiak Oil & Gas	41,900	142,041
†L&L Energy	4,300	34,486
†Magnum Hunter Resources	12,100	50,094
†McMoRan Exploration	20,652	355,421
†Miller Petroleum	4,900	26,411
Nordic American Tanker Shipping	12,218	326,954
†Northern Oil & Gas	11,300	191,422
†Oasis Petroleum	12,200	236,314
Overseas Shipholding Group	6,800	233,376
Panhandle Oil & Gas Class A	1,800	44,442
†Patriot Coal	19,400	221,354
Penn Virginia	10,985	176,199
†Petroleum Development	4,720	130,272
†Petroquest Energy	12,292	74,858
†Pinnacle Airlines	5,100	27,693
†Ram Energy Resources	14,800	23,088
†Rentech	54,200	53,441
†Resolute Energy	9,100	100,646
†Rex Energy	7,093	90,790
†Rosetta Resources	13,009	305,581
†Scorpio Tankers	3,400	38,386
Ship Finance International	11,824	229,740
†Stone Energy	10,206	150,334
†Swift Energy	9,964	279,789
†Syntroleum	15,200	28,424
Teekay Tankers Class A	6,637	86,347
†TransAtlantic Petroleum	35,200	104,192
†US Energy (Wyoming)	7,000	31,780
†USEC	26,852	139,362
†Vaalco Energy	13,292	76,296
†Vantage Drilling	38,900	62,240
†Venoco	4,376	85,901
W&T Offshore	10,000	106,000
†Warren Resources	18,192	72,222
†Western Refining	14,700	77,028
World Fuel Services	17,358	451,482
		9,882,018
Paper & Forest Products – 0.54%
Buckeye Technologies	9,123	134,199
†Cellu Tissue Holdings	1,600	19,088
†Clearwater Paper	2,918	222,001
Deltic Timber	2,529	113,299
Glatfelter	12,183	148,145
†Kapstone Paper & Packaging	10,100	122,614
†Louisiana-Pacific	30,800	233,157
Neenah Paper	3,732	56,726
Schweitzer-Mauduit International	4,488	261,696
†Wausau Paper	12,903	106,966
†Xerium Technologies	2,100	27,678
		1,445,569
Personal Products – 0.30%
†Elizabeth Arden	5,623	112,404
Female Health	4,900	25,235
Inter Parfums	3,936	69,225
Nu Skin Enterprises Class A	12,795	368,496
†Prestige Brands Holdings	11,153	110,303
†Revlon	2,800	35,336
Schiff Nutrition International	2,500	20,500
†USANA Health Sciences	1,252	50,531
		792,030
Pharmaceuticals – 1.56%
†Acura Pharmaceuticals	2,300	5,727
†Akorn	13,578	54,855
†Alexza Pharmaceuticals	10,500	33,285
†Alimera Sciences	2,200	21,054
†Aoxing Pharmaceutical	5,600	17,136
†Ardea Biosciences	3,300	75,900
†Auxilium Pharmaceuticals	11,044	273,670
†AVANIR Pharmaceuticals	21,900	69,861
†Biodel	1,970	10,441
†BioMimetic Therapeutics	3,990	45,486
†Biospecifics Technologies	1,100	29,612
†Cadence Pharmaceuticals	5,632	47,027
†Caraco Pharmaceutical Laboratories	1,637	8,807
†Corcept Therapeutics	7,200	28,008
†Cumberland Pharmaceuticals	2,300	13,363
†Cypress Bioscience	7,903	30,427
†Depomed	12,300	55,104
†DURECT	17,760	45,110
†Dynavax Technologies	18,900	34,587
†Eurand	4,700	46,248
†Furiex Pharmaceuticals	2,500	28,200
†Hi-Tech Pharmacal	2,200	44,528
†Impax Laboratories	15,900	314,820
†Infinity Pharmaceuticals	5,200	28,652
†Inspire Pharmaceuticals	14,700	87,465
†Ironwood Pharmaceuticals	4,400	44,792
†Jazz Pharmaceuticals	4,000	42,920
†Lannett	3,200	14,656
†MAP Pharmaceuticals	2,800	42,840
†Medicines	13,297	188,817
Medicis Pharmaceutical Class A	15,630	463,430
†NeurogesX	3,200	22,112
†Nymox Pharmaceutical	1,800	6,426
†Obagi Medical Products	4,927	51,734
†Optimer Pharmaceuticals	7,400	67,858
†Pain Therapeutics	7,812	48,278
†PAR Pharmaceuticals	9,314	270,851
†POZEN	8,406	59,514
†Questcor Pharmaceuticals	13,600	134,912
†Salix Pharmaceuticals	14,818	588,571
†Santarus	12,100	36,421
†Somaxon Pharmaceuticals	7,500	29,175
†Spectrum Pharmaceuticals	12,000	50,040
†Sucampo Pharmaceuticals Class A	1,300	4,875
†SuperGen	14,500	30,305
†ViroPharma	19,678	293,399
†Vivus	19,895	133,098
†XenoPort	6,944	49,372
†Zalicus	18,000	23,400
		4,147,169
Real Estate Investment Trusts – 7.20%
Acadia Realty Trust	10,261	194,959
Agree Realty	1,737	43,859
Alexander's	577	182,205
American Campus Communities	16,897	514,344
American Capital Agency	8,700	231,159
Anworth Mortgage Asset	31,690	225,950
Apollo Commercial Real Estate	2,500	40,175
Arlington Asset Investment Class A	1,800	41,958
†Ashford Hospitality Trust	9,881	89,423
Associated Estates Realty	8,334	116,509
BioMed Realty Trust	29,242	524,017
CapLease	12,268	68,578
Capstead Mortgage	17,600	191,312
CBL & Associates Properties	35,700	466,242
Cedar Shopping Centers	14,880	90,470
Chatham Lodging Trust	2,200	40,942
Chesapeake Lodging Trust	1,700	27,812
Cogdell Spencer	9,700	61,304
Colonial Properties Trust	17,000	275,230
Colony Financial	3,400	62,832
Cousins Properties	22,608	161,421
CreXus Investment	3,300	39,699
Cypress Sharpridge Investments	6,300	84,105
DCT Industrial Trust	53,961	258,473
†DiamondRock Hospitality	38,688	367,149
DuPont Fabros Technology	9,914	249,337
Dynex Capital	3,300	35,574
EastGroup Properties	6,740	251,941
Education Realty Trust	13,361	95,531
Entertainment Properties Trust	12,001	518,203
Equity Lifestyle Properties	6,768	368,721
Equity One	9,378	158,301
Excel Trust	3,800	42,826
Extra Space Storage	22,678	363,755
†FelCor Lodging Trust	24,078	110,759
†First Industrial Realty Trust	18,173	92,137
First Potomac Realty Trust	8,687	130,305
Franklin Street Properties	18,439	229,012
Getty Realty	5,759	154,514
Gladstone Commercial	2,000	34,320
Glimcher Realty Trust	23,517	144,630
Government Properties Income Trust	7,447	198,835
Hatteras Financial	11,700	333,099
Healthcare Realty Trust	16,122	377,094
Hersha Hospitality Trust	27,690	143,434
Highwoods Properties	18,342	595,564
Home Properties	10,194	539,263
Hudson Pacific Properties	3,700	60,569
Inland Real Estate	19,249	159,959
Invesco Mortgage Capital	7,100	152,792
Investors Real Estate Trust	19,295	161,692
†iStar Financial	22,100	67,626
Kilroy Realty	14,000	463,960
Kite Realty Group Trust	15,366	68,225
LaSalle Hotel Properties	18,061	422,447
Lexington Reality Trust	24,191	173,208
LTC Properties	6,116	156,080
Medical Properties Trust	29,221	296,301
MFA Mortgage Investments	73,021	557,149
Mid-America Apartment Communities	8,508	495,846
Mission West Properties	2,890	19,594
Monmouth Real Estate Investment Class A	6,000	46,920
†MPG Office Trust	12,400	31,000
National Health Investors	6,161	271,454
National Retail Properties	21,454	538,710
†Newcastle Investment	15,700	48,670
NorthStar Realty Finance	16,093	60,188
Omega Healthcare Investors	23,875	535,994
One Liberty Properties	2,200	35,002
Parkway Properties	6,162	91,198
†Pebblebrook Hotel Trust	10,100	181,901
Pennsylvania Real Estate Investment Trust	14,823	175,801
Pennymac Mortgage Investment Trust	4,604	82,366
Post Properties	12,008	335,263
Potlatch	10,363	352,342
PS Business Parks	4,682	264,861
†RAIT Investment Trust	17,195	28,372
Ramco-Gershenson Properties Trust	10,559	113,087
Redwood Trust	20,360	294,406
Resource Capital	12,193	77,426
Saul Centers	1,503	63,051
Sovran Self Storage	7,031	266,475
Starwood Property Trust	12,671	251,773
†Strategic Hotel & Resorts	34,605	146,725
Sun Communities	4,926	151,228
†Sunstone Hotel Investors	24,153	219,068
Tanger Factory Outlet Centers	10,540	496,856
Two Harbors Investment	6,500	58,630
UMH Properties	2,700	28,998
Universal Health Realty Income Trust	3,108	106,946
Urstadt Biddle Properties Class A	5,442	98,391
U-Store-It Trust	22,206	185,420
Walter Investment Management	6,700	117,183
Washington Real Estate Investment Trust	15,704	498,288
Winthrop Realty Trust	5,098	63,011
		19,139,734
Real Estate Management & Development – 0.22%
†Avatar Holdings	2,177	41,537
Consolidated-Tomoka Land	1,592	45,388
†Forestar Group	10,000	170,500
†HFF Class A	5,000	46,400
†Kennedy-Wilson Holdings	5,200	55,120
Retail Opportunity Investments	10,100	96,657
†Tejon Ranch	3,031	65,682
†Terreno Realty	2,000	36,440
†Thomas Properties Group	9,300	33,201
		590,925
Road & Rail – 1.06%
†Amerco	2,169	172,392
Arkansas Best	6,155	149,136
†Avis Budget Group	26,000	302,900
†Celadon Group	5,177	71,494
†Dollar Thrifty Automotive Group	7,040	352,986
†Genesee & Wyoming Class A	10,035	435,418
Heartland Express	13,048	194,024
Knight Transportation	14,622	282,643
Marten Transport	3,889	90,147
†Old Dominion Freight Line	11,004	279,722
†PAM Transportation Services	1,800	22,644
†Patriot Transportation Holding	258	18,094
†Quality Distribution	4,100	26,117
†RailAmerica	5,200	50,076
†Roadrunner Transportation Systems	2,800	30,352
†Saia	4,449	66,424
†Universal Truckload Services	1,205	18,870
†USA Truck	2,200	32,956
Werner Enterprises	11,343	232,418
		2,828,813
Semiconductors & Semiconductor Equipment – 3.70%
†Actel	5,949	94,887
†Advanced Analogic Technology	7,789	27,339
†Advanced Energy Industries	9,460	123,548
†Alpha & Omega Semiconductor	2,000	22,720
†Amkor Technology	25,305	166,254
†Anadigics	18,720	114,005
†Applied Micro Circuits	16,166	161,660
†ATMI	7,301	108,493
†Axcelis Technologies	26,300	50,759
†AXT	8,100	53,622
†Brooks Automation	15,874	106,515
†Cabot Microelectronics	6,344	204,150
†Cavium Networks	11,597	333,530
†Ceva	4,900	70,070
†Cirrus Logic	16,206	289,115
Cohu	5,778	72,745
†Conexant Systems	20,600	33,784
†Cymer	8,037	298,012
†Diodes	9,248	158,048
†DSP Group	7,678	53,746
†Entegris	35,588	166,196
†Entropic Communications	15,612	149,875
†Exar	7,513	45,003
†FEI	9,197	179,985
†FormFactor	12,519	107,663
†FSI International	8,400	22,344
†GSI Technology	5,900	33,807
†GT Solar International	15,200	127,224
†Hittite Microwave	6,869	327,308
†Ikanos Communications	13,500	16,065
†Integrated Device Technology	43,000	251,550
†Integrated Silicon Solution	6,400	55,104
†IXYS	7,455	71,195
†Kopin	15,400	54,670
†Kulicke & Soffa Industries	19,333	119,671
†Lattice Semiconductor	28,094	133,447
†LTX-Credence	35,200	73,568
†Mattson Technology	12,600	34,650
†MaxLinear Class A	2,000	22,440
Micrel	12,939	127,579
†Microsemi	21,865	374,984
†Microtune	9,022	26,164
†Mindspeed Technologies	7,900	61,383
†MIPS Technologies	13,038	126,860
†MKS Instruments	13,212	237,552
†Monolithic Power Systems	8,214	134,135
†MoSys	7,200	35,136
†Nanometrics	4,500	67,725
†Netlogic Microsystems	16,216	447,236
†NVE	1,100	47,333
†OmniVision Technologies	13,768	317,215
†PDF Solutions	6,100	22,570
†Pericom Semiconductor	6,001	52,149
†Photronics	13,572	71,796
†PLX Technology	8,008	28,989
Power Integrations	6,500	206,635
†Power-One	18,810	170,983
†RF Micro Devices	66,357	407,431
†Rubicon Technology	4,001	90,783
†Rudolph Technologies	7,512	62,425
†Semtech	15,852	320,052
†Sigma Designs	7,191	82,625
†Silicon Image	22,075	105,519
†Spansion Class A	3,300	49,401
†SRS Labs	3,600	33,624
†Standard Microsystems	5,230	119,296
†Supertex	2,391	52,889
†Tessera Technologies	13,355	247,068
†Trident Microsystems	23,889	40,850
†TriQuint Semiconductor	38,449	369,110
†Ultra Clean Holdings	5,500	47,410
†Ultratech	6,202	106,054
†Veeco Instruments	10,650	371,365
Viasystems Group	1,700	25,840
†Volterra Semiconductor	5,804	124,902
†Zoran	11,886	90,810
		9,838,645
Software – 4.39%
†ACI Worldwide	9,216	206,346
†Actuate	11,129	57,314
†Advent Software	3,858	201,349
American Software Class A	3,400	20,060
†ArcSight	6,544	285,057
Ariba	23,377	441,825
†Aspen Technology	17,000	176,290
Blackbaud	11,076	266,267
†Blackboard	8,995	324,180
†Bottomline Technologies	7,877	120,991
†CDC Class A	8,233	34,827
†Commvault Systems	10,467	272,456
†Concur Technologies	10,328	510,616
†Convio	2,900	26,738
†Deltek	4,988	39,954
†DemandTec	4,100	38,581
†Digimarc	1,800	42,228
†DynaVox Class A	2,400	19,488
†Ebix	7,200	168,840
†Epicor Software	13,941	121,287
EPIQ Systems	8,857	108,587
†ePlus	1,200	25,740
Fair Isaac	11,500	283,590
†FalconStor Software	5,936	18,164
†Global Defense Technology & System	1,400	19,180
†Guidance Software	5,300	30,952
Henry (Jack) & Associates	22,232	566,916
†Interactive Intelligence	4,019	70,734
†JDA Software Group	11,028	279,670
†Kenexa	5,469	95,817
†Lawson Software	36,464	308,850
†Magma Design Automation	13,400	49,580
†Manhattan Associates	5,374	157,727
†Medidata Solutions	4,600	88,320
Mentor Graphics	26,734	282,578
†MicroStrategy	2,377	205,872
†Monotype Imaging Holdings	5,602	51,258
†Netscout Systems	7,400	151,774
†NetSuite	5,170	121,857
Opnet Technologies	3,300	59,895
†Parametric Technology	29,814	582,566
Pegasystems	4,124	128,050
†Progress Software	10,429	345,200
†PROS Holdings	6,484	60,172
QAD	2,179	9,065
†QLIK Technologies	3,400	74,970
Quality Systems	4,971	329,627
†Quest Software	15,794	388,374
†Radiant Systems	8,039	137,467
†RealPage	3,600	68,688
Renaissance Learning	3,010	30,672
†Rosetta Stone	2,600	55,224
†Smith Micro Software	8,135	80,862
†Sonic Solutions	6,400	72,832
†Sourcefire	6,575	189,623
†SPS Commerce	2,100	26,922
†SS&C Technologies Holdings	3,100	48,980
†SuccessFactors	15,913	399,575
†Synchronoss Technolgies	4,639	82,621
†Take-Two Interactive Software	16,704	169,379
†Taleo Class A	10,515	304,830
†Telecommunication Systems Class A	11,800	46,138
†THQ	15,025	60,401
†TIBCO Software	42,627	756,202
†TiVo	28,636	259,442
†Tyler Technologies	8,196	165,231
†Ultimate Software Group	6,603	255,140
†Unica	4,844	101,627
†Vasco Data Security International	6,483	42,140
†Wave Systems	19,800	44,352
		11,668,127
Specialty Retail – 3.25%
†America's Car-Mart	2,100	52,878
†AnnTaylor Stores	15,600	315,744
†Asbury Automotive Group	7,013	98,673
Barnes & Noble	9,200	149,132
Bebe Stores	10,269	74,039
Big 5 Sporting Goods	6,421	86,170
Books-A-Million	700	4,200
†Borders Group	10,579	12,589
Brown Shoe	10,984	125,986
Buckle	6,982	185,302
†Build-A-Bear Workshop	4,589	27,763
†Cabela's	10,287	195,247
†Casual Male Retail Group	10,900	44,472
Cato Class A	7,279	194,786
†Charming Shoppes	30,943	108,919
†Children's Place Retail Stores	7,042	343,438
Christopher & Banks	8,154	64,498
†Citi Trends	3,536	85,607
†Coldwater Creek	17,900	94,333
†Collective Brands	16,483	266,036
†Conn's	1,902	8,844
†Destination Maternity	1,100	36,212
†Dress Barn	15,454	367,034
†DSW Class A	3,865	110,926
†Express	4,000	60,840
Finish Line Class A	11,986	166,725
†Genesco	6,462	193,085
†Group 1 Automotive	6,238	186,391
†Gymboree	7,479	310,678
Haverty Furniture	3,720	40,585
†hhgregg	3,140	77,746
†Hibbett Sports	7,422	185,179
HOT Topic	10,467	62,697
†Jo-Ann Stores	6,693	298,173
†Jos. A. Bank Clothiers	7,194	306,536
†Kirkland's	4,500	62,370
Lithia Motors	4,100	39,319
†Lumber Liquidators	5,300	130,221
Men's Wearhouse	13,908	330,871
†Midas	3,131	23,827
Monro Muffler	5,315	245,075
†New York	4,443	11,419
†OfficeMax	21,500	281,435
†Pacific Sunwear of California	14,863	77,733
†Penske Automotive Group	10,500	138,600
PEP Boys-Manny Moe & Jack	14,474	153,135
†Pier 1 Imports	28,480	233,251
Rent-A-Center	16,572	370,882
†Rex Stores	1,600	23,184
†Sally Beauty Holdings	25,139	281,557
†Select Comfort	13,000	88,140
†Shoe Carnival	2,431	49,155
†Sonic Automotive Class A	9,190	90,338
Stage Stores	9,337	121,381
†Stein Mart	6,002	52,998
Systemax	2,797	34,347
†Talbots	18,810	246,411
†Ulta Salon Cosmetics & Fragrance	8,426	246,039
†Vitamin Shoppe	3,800	104,310
†West Marine	3,500	35,560
†Wet Seal Class A	27,396	92,872
Winmark	700	23,408
†Zumiez	5,198	109,990
		8,639,291
Textiles, Apparel & Luxury Goods – 2.13%
†American Apparel	7,100	8,733
Barry (R.G.)	2,300	23,667
†Carter's	14,852	391,053
Cherokee	1,520	27,725
Columbia Sportswear	2,829	165,327
†CROCS	22,600	294,026
†Culp	2,400	23,520
†Deckers Outdoor	9,596	479,416
†Delta Apparel	1,700	25,500
†G-III Apparel Group	3,517	110,363
†Iconix Brand Group	17,855	312,463
†Joe's Jeans	11,800	24,898
Jones Apparel Group	22,600	443,864
†Kenneth Cole Productions Class A	1,306	21,771
†K-Swiss Class A	7,085	90,334
Lacrosse Footwear	1,300	17,953
†Liz Claiborne	24,400	148,352
†Madden (Steven)	6,020	247,181
†Maidenform Brands	5,429	156,627
†Movado Group	3,650	39,712
Oxford Industries	3,410	81,090
†Perry Ellis International	2,662	58,165
†Quiksilver	33,554	131,196
†RUE21	3,500	90,335
†Skechers U.S.A. Class A	8,510	199,900
†Timberland Class A	10,493	207,866
†True Religion Apparel	6,180	131,881
†Under Armour Class A	8,841	398,199
†Unifi	8,500	38,335
UniFirst	3,874	171,037
†Volcom	5,101	97,531
†Warnaco Group	11,486	587,279
Weyco Group	2,220	53,768
Wolverine World Wide	12,429	360,565
		5,659,632
Thrift & Mortgage Finance – 1.46%
Abington Bancorp	4,839	51,003
Astoria Financial	22,600	308,038
Bank Mutual	11,383	59,078
BankFinancial	4,048	37,120
†Beneficial Mutual Bancorp	9,384	84,174
Berkshire Hills Bancorp	3,290	62,378
†BofI Holding	1,900	22,553
Brookline Bancorp	13,689	136,616
Clifton Savings Bancorp	2,441	20,993
Danvers Bancorp	5,300	81,249
Dime Community Bancshares	6,252	86,590
†Doral Financial	490	813
ESB Financial	2,100	29,232
Essa Bancorp	3,400	40,256
Federal Agricultural Mortgage Class C	2,500	27,050
First Financial Holdings	4,040	45,006
†Flagstar Bancorp	11,907	21,671
Flushing Financial	6,959	80,446
Fox Chase Bancorp	1,710	16,177
†Home Bancorp	2,100	28,098
Home Federal Bancorp	3,800	46,246
Kearny Financial	4,477	39,532
†Meridian Interstate Bancorp	2,100	22,134
†MGIC Investment	51,900	479,036
NASB Financial	614	10,162
NewAlliance Bancshares	26,352	332,561
OceanFirst Financial	4,400	53,988
†Ocwen Financial	20,179	204,615
Oritani Financial	15,361	153,303
†PMI Group	32,700	120,009
Provident Financial Services	14,581	180,221
Provident New York Bancorp	8,946	75,057
Radian Group	32,500	254,150
Rockville Financial	1,279	14,696
Roma Financial	1,435	15,111
Territorial Bancorp	3,100	52,173
Trustco Bank	17,775	98,829
United Financial Bancorp	3,700	49,987
ViewPoint Financial Group	2,524	23,347
†Waterstone Financial	1,430	5,706
Webster Financial	16,400	287,984
Westfield Financial	8,292	64,678
WSFS Financial	1,835	68,831
		3,890,897
Tobacco – 0.23%
†Alliance One International	20,571	85,370
†Star Scientific	28,700	60,270
Universal	6,430	257,778
Vector Group	11,485	214,768
		618,186
Trading Companies & Distributors – 0.81%
Aceto	5,400	36,666
Aircastle	13,400	113,632
Applied Industrial Technologies	10,509	321,575
†Beacon Roofing Supply	12,448	181,367
†BlueLinx Holdings	4,100	16,359
†DXP Enterprises	2,200	41,756
†H&E Equipment Services	6,235	49,693
Houston Wire & Cable	3,875	38,866
†Interline Brands	8,996	162,288
Kaman Class A	7,089	185,803
Lawson Products	1,079	16,476
†RSC Holdings	11,182	83,418
†Rush Enterprises Class A	7,546	115,756
TAL International Group	4,488	108,699
Textainer Group Holdings	2,073	55,432
†United Rentals	15,300	227,052
Watsco	7,266	404,571
		2,159,409
Transportation Infrastructure – 0.01%
†CAI International	2,200	33,374
		33,374
Water Utilities – 0.26%
American States Water	4,774	170,815
Artesian Resources	1,500	28,605
†Cadiz	2,898	29,733
California Water Service Group	4,751	175,550
Connecticut Water Service	1,800	43,110
Consolidated Water	4,076	38,640
Middlesex Water	4,000	67,360
SJW	3,234	79,653
York Water	2,700	43,281
		676,747
Wireless Telecommunication Services – 0.24%
†Aviat Networks	12,560	51,370
†FiberTower	11,600	49,184
†ICO Global Communications Holdings	24,700	40,508
†Syniverse Holdings	18,098	410,283
USA Mobility	5,018	80,439
		631,784
Total Common Stock (Cost $257,799,062)		260,646,835

Warrants – 0.00%
†Greenhunter Energy Warrants, exercise price $27.50, expiration date 8/27/11	90	0
†Lantronix Warrants, exercise price $4.68, expiration date 2/9/11	316	0
Total Warrants (Cost $0)		0

	Principal
	Amount
	(U.S. $)
≠∞U.S. Treasury Obligation – 0.20%
U.S. Treasury Bill 0.08% 10/14/10	$541,000	540,981
Total U.S. Treasury Obligation (Cost $540,984)		540,981

	Number of
	Shares
Short-Term Investment – 2.28%
Money Market Mutual Fund – 2.28%
Dreyfus Treasury & Agency Cash Management Fund	6,052,620	6,052,620
Total Short-Term Investment (Cost $6,052,620)		6,052,620

Total Value of Securities – 100.55%
(Cost $264,392,666)		267,240,436
Liabilities Net of Receivables and Other Assets (See Notes) – (0.55%)		(1,458,610)
Net Assets Applicable to 17,149,849 Shares Outstanding – 100.00%		$265,781,826

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
∞Fully or partially pledged as collateral for futures contracts.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."

1The following futures contract was outstanding at September 30, 2010:

Futures Contract

Contract to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation
86 Russell 2000 Mini Index	$5,542,786	$5,800,700	12/17/2010	$257,914

The use of futures contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$273,427,784
Aggregate unrealized appreciation	$ 32,138,472
Aggregate unrealized depreciation	(38,325,820)
Net unrealized depreciation	$ (6,187,348)

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $18,575,846 may be carried forward and applied against future capital gains. Such capital loss carryforward expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$260,646,835	$ -	$260,646,835
U.S. Treasury Obligation	-	540,981	540,981
Short-Term	6,052,620	-	6,052,620
Total	$266,699,455	$540,981	$267,240,436

Futures Contract	$257,914	$ -	$257,914

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund invests in futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.10%
Aerospace & Defense – 1.21%
Precision Castparts	31,100	$3,960,585
		3,960,585
Air Freight & Logistics – 3.55%
Expeditors International of Washington	56,500	2,611,995
FedEx	67,800	5,796,900
United Parcel Service Class B	48,500	3,234,465
		11,643,360
Beverages – 0.75%
PepsiCo	36,920	2,452,965
		2,452,965
Biotechnology – 0.91%
†Celgene	32,600	1,878,086
†Human Genome Sciences	36,800	1,096,272
		2,974,358
Capital Markets – 2.98%
Franklin Resources	43,900	4,692,910
Invesco	140,500	2,982,815
Northern Trust	43,900	2,117,736
		9,793,461
Chemicals – 3.26%
Air Products & Chemicals	17,300	1,432,786
Mosaic	25,600	1,504,256
Potash	2,000	288,080
Praxair	83,000	7,491,580
		10,716,702
Commercial Banks – 0.83%
U.S. Bancorp	84,100	1,818,242
Wells Fargo	36,100	907,193
		2,725,435
Commercial Services & Supplies – 0.36%
Republic Services	38,900	1,186,061
		1,186,061
Communications Equipment – 5.30%
†Cisco Systems	157,300	3,444,870
Corning	248,400	4,540,752
†Juniper Networks	99,800	3,028,930
QUALCOMM	142,000	6,407,040
		17,421,592
Computers & Peripherals – 8.32%
†Apple	83,800	23,778,250
†EMC	38,300	777,873
†NetApp	26,100	1,299,519
†SanDisk	40,300	1,476,995
		27,332,637
Consumer Finance – 1.93%
American Express	141,000	5,926,230
Discover Financial Services	25,700	428,676
		6,354,906
Diversified Financial Services – 2.60%
†IntercontinentalExchange	25,200	2,638,944
JPMorgan Chase	116,500	4,435,155
NYSE Euronext	51,100	1,459,927
		8,534,026
Electrical Equipment – 1.40%
Emerson Electric	59,800	3,149,068
Rockwell Automation	23,500	1,450,655
		4,599,723
Electronic Equipment, Instruments & Components – 0.82%
†Dolby Laboratories Class A	47,400	2,692,794
		2,692,794
Energy Equipment & Services – 2.87%
†Cameron International	57,600	2,474,496
†FMC Technologies	31,400	2,144,306
Schlumberger	78,000	4,805,580
		9,424,382
Food & Staples Retailing – 0.79%
Costco Wholesale	40,200	2,592,498
		2,592,498
Health Care Equipment & Supplies – 1.53%
†Intuitive Surgical	5,700	1,617,318
Stryker	44,300	2,217,215
†Zimmer Holdings	22,900	1,198,357
		5,032,890
Health Care Providers & Services – 3.22%
†Express Scripts	118,500	5,770,950
McKesson	51,200	3,163,136
†Medco Health Solutions	31,700	1,650,302
		10,584,388
Hotels, Restaurants & Leisure – 4.51%
Carnival	44,800	1,762,983
†Las Vegas Sands	42,600	1,484,610
Marriott International Class A	98,951	3,545,414
†MGM MIRAGE	104,000	1,173,120
Starbucks	166,500	4,259,070
Starwood Hotels & Resorts Worldwide	49,400	2,595,970
		14,821,167
Household Products – 0.72%
Procter & Gamble	39,507	2,369,235
		2,369,235
Industrial Conglomerates – 1.56%
3M	47,500	4,118,725
†McDermott International	68,000	1,005,040
		5,123,765
Insurance – 0.19%
Sun Life Financial	23,400	612,234
		612,234
Internet & Catalog Retail – 4.89%
†Amazon.com	85,600	13,444,336
†priceline.com	7,500	2,612,550
		16,056,886
Internet Software & Services – 10.39%
†Akamai Technologies	53,900	2,704,702
†Baidu ADR	72,200	7,409,164
†Ctrip.com International ADR	40,100	1,914,775
†eBay	97,300	2,374,120
†Google Class A	31,900	16,772,701
Tencent Holdings	135,400	2,959,677
		34,135,139
IT Services – 5.40%
Accenture Class A	73,850	3,137,887
Automatic Data Processing	15,100	634,653
MasterCard Class A	18,700	4,188,800
Visa Class A	108,400	8,049,784
Western Union	97,500	1,722,825
		17,733,949
Life Sciences Tools & Services – 0.46%
†Illumina	31,000	1,525,200
		1,525,200
Machinery – 5.04%
†Babcock & Wilcox Class A	29,100	619,248
Bucyrus International	19,500	1,352,325
Caterpillar	9,400	739,592
Cummins	8,500	769,930
Danaher	233,040	9,463,754
Deere	21,500	1,500,270
PACCAR	43,700	2,104,155
		16,549,274
Media – 2.09%
†Discovery Communications Class A	31,700	1,380,535
Disney (Walt)	101,000	3,344,110
†Liberty Media-Interactive Class A	155,400	2,130,534
		6,855,179
Metals & Mining – 1.95%
Agnico-Eagle Mines	16,500	1,171,995
BHP Billiton	82,787	3,113,814
Freeport-McMoRan Copper & Gold Class B	24,700	2,109,133
		6,394,942
Oil, Gas & Consumable Fuels – 4.65%
EOG Resources	55,400	5,150,538
Murphy Oil	28,800	1,783,296
Peabody Energy	40,600	1,989,806
Petroleo Brasiliero ADR	96,600	3,170,412
Suncor Energy	97,100	3,160,605
		15,254,657
Pharmaceuticals – 0.84%
Allergan	41,400	2,754,342
		2,754,342
Road & Rail – 0.56%
Union Pacific	22,500	1,840,500
		1,840,500
Semiconductors & Semiconductor Equipment – 2.32%
ASML Holding	45,201	1,343,826
Broadcom Class A	88,600	3,135,554
†Marvell Technology Group	49,800	871,998
†Rovi	20,700	1,043,487
#@Samsung Electronics GDR 144A	3,589	1,222,825
		7,617,690
Software – 0.52%
†Autodesk	20,400	652,188
†Autonomy	19,600	557,926
†salesforce.com	4,500	503,100
		1,713,214
Specialty Retail – 2.71%
†AutoZone	8,000	1,831,280
†CarMax	72,600	2,022,636
Lowe's	132,100	2,944,509
†O'Reilly Automotive	39,500	2,101,400
		8,899,825
Textiles, Apparel & Luxury Goods – 2.08%
Coach	85,500	3,673,080
NIKE Class B	39,300	3,149,502
		6,822,582
Trading Companies & Distributors – 1.43%
Fastenal	56,700	3,015,873
Grainger (W.W.)	14,000	1,667,540
		4,683,413
Wireless Telecommunication Services – 4.16%
†American Tower Class A	112,400	5,761,624
†Crown Castle International	178,900	7,898,435
		13,660,059
Total Common Stock (Cost $276,048,152)		325,446,015

Short-Term Investment – 0.88%
Money Market Mutual Fund–0.88%
Dreyfus Treasury & Agency Cash Management Fund	2,879,842	2,879,842
Total Short-Term Investment (Cost $2,879,842)		2,879,842

Total Value of Securities – 99.98%
(Cost $278,927,994)		328,325,857
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%		75,222
Net Assets Applicable to 20,631,651 Shares Outstanding – 100.00%		$328,401,079

†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $1,222,825, which represented 0.37% of the Fund's net assets. See Note 4 in "Notes."
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $1,222,825, which represented 0.37% of the Fund’s net assets. See Note 4 in “Notes.”

Summary of Abbreviations:
ADR–American Depositary Receipts
GDR–Global Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP T. Rowe Price Growth Stock Fund (Fund).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$282,554,077
Aggregate unrealized appreciation	$51,989,901
Aggregate unrealized depreciation	(6,218,121)
Net unrealized appreciation	$45,771,780

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $101,287,641 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $38,367,688 expires in 2010, $2,424,292 expires in 2011, $19,123,114 expires in 2016, and $41,372,547 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level2	Total
Common Stock	$324,223,190	$1,222,825	$325,446,015
Short-Term	2,879,842	-	2,879,842
Total	$327,103,032	$1,222,825	$328,325,857

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2010.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securties eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP MFS Value Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock– 98.27%
Aerospace & Defense – 9.28%
Honeywell International	181,240	$7,963,686
Lockheed Martin	307,900	21,947,112
Northrop Grumman	195,260	11,838,614
United Technologies	182,740	13,016,570
		54,765,982
Auto Components – 0.34%
Johnson Controls	64,720	1,973,960
		1,973,960
Beverages – 2.44%
Diageo	465,930	8,029,521
PepsiCo	95,380	6,337,047
		14,366,568
Capital Markets – 6.44%
Bank of New York Mellon	593,110	15,497,964
Goldman Sachs Group	116,060	16,779,955
State Street	152,370	5,738,254
		38,016,173
Chemicals – 2.20%
Air Products & Chemicals	76,930	6,371,343
PPG Industries	90,910	6,618,248
		12,989,591
Commercial Banks – 2.72%
PNC Financial Services Group	90,040	4,673,976
Regions Financial	104,440	759,279
Wells Fargo	421,270	10,586,515
		16,019,770
Communications Equipment – 0.93%
†Cisco Systems	250,800	5,492,520
		5,492,520
Computers & Peripherals – 2.54%
Hewlett-Packard	80,420	3,383,269
International Business Machines	86,480	11,600,428
		14,983,697
Diversified Consumer Services – 0.12%
†Apollo Group Class A	13,290	682,442
		682,442
Diversified Financial Services – 4.48%
Bank of America	830,510	10,887,986
JPMorgan Chase	407,810	15,525,327
		26,413,313
Diversified Telecommunications Services – 3.21%
AT&T	663,210	18,967,806
		18,967,806
Electric Utilities – 0.76%
Entergy	29,640	2,268,349
PPL	80,830	2,201,001
		4,469,350
Energy Equipment & Services – 1.95%
National Oilwell Varco	114,050	5,071,804
Noble	69,090	2,334,551
†Transocean	63,560	4,086,272
		11,492,627
Food & Staples Retailing – 1.31%
CVS Caremark	104,077	3,275,303
Wal-Mart Stores	32,700	1,750,104
Walgreen	81,580	2,732,930
		7,758,337
Food Products – 3.96%
General Mills	190,900	6,975,486
Kellogg	116,750	5,897,043
Nestle	151,962	8,097,730
Smucker (J.M.)	39,977	2,419,808
		23,390,067
Health Care Equipment & Supplies – 3.24%
Becton, Dickinson	71,030	5,263,323
Medtronic	235,800	7,918,164
†St. Jude Medical	150,250	5,910,835
		19,092,322
Hotels, Restaurants & Leisure – 0.31%
McDonald's	24,790	1,847,103
		1,847,103
Household Durables – 0.96%
†Pulte Group	193,040	1,691,030
Stanley Black & Decker	65,252	3,998,643
		5,689,673
Household Products – 0.63%
Procter & Gamble	62,375	3,740,629
		3,740,629
Industrial Conglomerates – 1.24%
3M	84,610	7,336,533
		7,336,533
Insurance – 7.84%
ACE	57,120	3,327,240
Allstate	123,210	3,887,276
Aon	162,690	6,362,806
Chubb	76,310	4,348,907
MetLife	373,110	14,346,079
Prudential Financial	149,260	8,086,907
Travelers	113,530	5,914,913
		46,274,128
IT Services – 3.66%
Accenture Class A	300,500	12,768,245
MasterCard Class A	23,340	5,228,160
Western Union	205,160	3,625,177
		21,621,582
Leisure Equipment & Products – 0.52%
Hasbro	68,520	3,049,825
		3,049,825
Life Sciences Tools & Services – 0.98%
†Thermo Fisher Scientific	56,270	2,694,208
†Waters	43,850	3,103,703
		5,797,911
Machinery – 1.46%
Danaher	105,900	4,300,599
Eaton	52,190	4,305,153
		8,605,752
Media – 2.20%
Disney (Walt)	223,090	7,386,510
Omnicom Group	141,600	5,590,368
		12,976,878
Multiline Retail – 0.42%
†Kohl's	47,160	2,484,389
		2,484,389
Multi-Utilities – 2.32%
Dominion Resources	52,708	2,301,231
NextEra Energy	7,140	388,345
PG&E	148,090	6,726,248
Public Service Enterprise Group	129,890	4,296,761
		13,712,585
Oil, Gas & Consumable Fuels – 9.68%
Apache	82,870	8,101,371
Chevron	168,300	13,640,715
Devon Energy	56,980	3,688,885
EOG Resources	46,720	4,343,558
Exxon Mobil	141,020	8,713,626
Hess	129,100	7,632,392
Occidental Petroleum	48,740	3,816,342
Total ADR	138,820	7,163,112
		57,100,001
Pharmaceuticals – 8.25%
Abbott Laboratories	234,450	12,247,668
GlaxoSmithKline	134,340	2,647,515
Johnson & Johnson	270,550	16,763,278
Merck	68,160	2,508,970
Pfizer	680,025	11,676,029
Roche Holding	20,870	2,850,930
		48,694,390
Professional Services – 0.60%
Dun & Bradstreet	48,150	3,569,841
		3,569,841
Road & Rail – 0.52%
Canadian National Railway	48,270	3,090,245
		3,090,245
Semiconductors & Semiconductor Equipment – 1.40%
Intel	429,980	8,268,515
		8,268,515
Software – 1.90%
Oracle	418,040	11,224,374
		11,224,374
Specialty Retail – 1.89%
Advance Auto Parts	34,350	2,015,658
Home Depot	48,940	1,550,419
Sherwin-Williams	73,860	5,549,841
Staples	97,220	2,033,842
		11,149,760
Tobacco – 3.98%
Altria Group	150,500	3,615,010
Philip Morris International	354,940	19,883,739
		23,498,749
Wireless Telecommunciation Services – 1.59%
Vodafone Group	3,795,160	9,366,312
		9,366,312
Total Common Stock (Cost $537,857,258)		579,973,700

Convertible Preferred Stock– 0.35%
Electric Utilities – 0.18%
PPL 9.5% exercise price $28.80 expiration date 7/1/13	18,140	1,033,436
		1,033,436
Oil, Gas & Consumable Fuels – 0.17%
†Apache 6.00% exercise price $109.12 expiration date 8/1/13	17,320	1,004,560
		1,004,560

Total Convertible Preferred Stock (Cost $1,792,150)		2,037,996
	Principal
	Amount
	(U.S. $)
≠Discounted Commercial Paper– 1.23%
BNP Paribas Finance 0.10% 10/1/10	$7,237,000	7,237,000
Total Discounted Commercial Paper (Cost $7,237,000)		7,237,000

	Number of
	Shares

Short-Term Investment– 0.00%
Money Market Mutual Fund – 0.00%
Dreyfus Treasury & Agency Cash Management Fund	536	536
Total Short-Term Investment (Cost $536)		536
Total Value of Securities – 99.85%
(Cost $546,886,944)		589,249,232
Receivables and Other Assets Net of Liabilities (See Notes) – 0.15%		908,303
Net Assets Applicable to 27,997,478 Shares Outstanding – 100.00%		$590,157,535

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP MFS Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$579,485,084
Aggregate unrealized appreciation	$ 39,806,751
Aggregate unrealized depreciation	(30,042,603)
Net unrealized appreciation	$ 9,764,148

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $56,095,135 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $14,467,117 expires in 2016 and $41,628,018 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$579,973,700	-	$579,973,700
Convertible Preferred Stock	-	2,037,996	2,037,996
Short-Term	536	7,237,000	7,237,536
Total	$579,974,236	$9,274,996	$589,249,232

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Templeton Growth Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.34%∆
Austria – 0.89%
Telekom Austria	153,680	$2,313,097
		2,313,097
Bermuda – 0.81%
PartnerRe	26,360	2,113,545
		2,113,545
Brazil – 2.95%
Empresa Brasileira de Aeronautica ADR	52,270	1,483,945
Petroleo Brasiliero ADR	96,140	3,155,315
Vale ADR	109,770	3,046,118
		7,685,378
Canada – 0.47%
Talisman Energy	69,700	1,219,360
		1,219,360
France – 7.85%
Alstom	23,670	1,207,562
AXA	141,137	2,467,769
France Telecom ADR	171,090	3,683,568
GDF Suez	34,746	1,243,971
Ipsen	4,960	164,423
Michelin Class B	32,380	2,463,748
Sanofi-Aventis	57,186	3,810,517
Total	58,960	3,038,884
Vivendi	85,302	2,331,744
		20,412,186
Germany – 8.56%
Bayerische Motoren Werke	32,610	2,286,518
Deutsche Post	116,216	2,118,384
E.On	73,270	2,168,670
†Infineon Technologies ADR	340,108	2,356,948
Merck KGAA	18,630	1,568,147
Muenchener Rueckversicherungs	20,070	2,777,561
Rhoen Klinikum	72,426	1,602,089
SAP ADR	65,510	3,230,298
Siemens ADR	39,540	4,167,516
		22,276,131
Hong Kong – 1.61%■
Cheung Kong Holdings	91,000	1,379,268
China Telecom	5,120,000	2,811,120
		4,190,388
Ireland – 0.91%
Covidien	27,307	1,097,468
CRH	77,219	1,267,530
		2,364,998
Israel – 0.72%
†Check Point Software Technologies	50,590	1,868,289
		1,868,289
Italy – 0.42%
ENI	50,374	1,087,163
		1,087,163
Japan – 3.18%
ITOCHU	300,100	2,746,976
Konica Minolta Holdings	106,500	1,038,651
Nintendo	8,400	2,099,371
Toyota Motor ADR	33,210	2,377,172
		8,262,170
Netherlands – 3.49%
†ING Groep CVA	154,142	1,599,238
Koninklijke Philips Electronics	72,540	2,280,079
†Randstad Holding	30,762	1,397,630
Reed Elsevier	129,573	1,634,043
SBM Offshore	113,784	2,156,271
		9,067,261
Norway – 2.09%
StatoilHydro	79,810	1,665,565
Telenor	240,470	3,766,865
		5,432,430
Portugal – 0.79%
Banco Espirito Santo Class R	446,532	2,066,806
		2,066,806
Republic of Korea – 2.03%
KB Financial	36,409	1,564,605
Samsung Electronics	5,458	3,719,242
		5,283,847
Russia – 0.68%
Gazprom ADR	84,690	1,777,643
		1,777,643
Singapore – 3.08%
DBS Group Holdings	400,006	4,281,646
Singapore Telecommunications	1,565,000	3,735,822
		8,017,468
South Africa – 0.57%
Sasol ADR	32,790	1,468,664
		1,468,664
Spain – 1.81%
Telefonica	190,590	4,720,009
		4,720,009
Switzerland – 7.57%
ACE	61,160	3,562,571
Adecco	31,000	1,620,368
†Basilea Pharmaceutica	2,340	145,893
Lonza Group	17,900	1,529,626
Nestle	69,770	3,717,895
Novartis	56,030	3,213,854
Roche Holding	21,590	2,949,285
Tyco Electronics	42,047	1,228,613
Tyco International	47,137	1,731,342
		19,699,447
Taiwan – 0.95%
Taiwan Semiconductors Manufacturing ADR	244,835	2,482,629
		2,482,629
Turkey – 0.59%
Turkcell Iletisim Hizmet ADR	90,720	1,520,467
		1,520,467
United Kingdom – 14.08%
Aviva	413,300	2,589,952
BAE Systems	368,750	1,983,481
BP ADR	66,120	2,722,160
British Sky Broadcasting Group	161,200	1,787,854
G4S	766,880	3,067,243
GlaxoSmithKline	144,470	2,847,152
HSBC Holdings	128,400	1,318,934
Kingfisher	367,408	1,352,332
Marks & Spencer Group	366,310	2,233,915
Pearson	144,010	2,230,652
Royal Dutch Shell Class B	83,620	2,440,065
Tesco	420,570	2,801,675
Unilever	116,044	3,357,954
Vodafone Group ADR	188,090	4,666,514
†Wolseley	49,065	1,233,259
		36,633,142
United States – 30.24%
Accenture Class A	97,530	4,144,050
†Amgen	62,140	3,424,535
Aon	46,170	1,805,709
Baker Hughes	28,750	1,224,750
Bank of America	42,940	562,943
Bank of New York Mellon	99,850	2,609,081
†Biogen Idec	11,580	649,870
†Brocade Communications Systems	118,790	693,734
†Cisco Systems	161,320	3,532,908
Comcast Special Class A	148,725	2,529,812
CVS Caremark	78,460	2,469,136
Disney (Walt)	47,640	1,577,360
Dr Pepper Snapple Group	33,285	1,182,290
FedEx	13,060	1,116,630
General Electric	139,840	2,272,400
Home Depot	53,210	1,685,693
†Isis Pharmaceuticals	46,390	389,676
Merck	96,840	3,564,680
Microsoft	185,590	4,545,098
News Class A	205,110	2,678,737
†Onyx Pharmaceuticals	19,490	514,146
Oracle	115,300	3,095,805
Pfizer	218,810	3,756,968
PG&E	75,380	3,423,760
Progressive	155,070	3,236,311
Quest Diagnostics	57,390	2,896,473
†Regeneron Pharmaceuticals	23,680	648,832
†Sprint Nextel	224,690	1,040,315
†Symantec	127,900	1,940,243
Target	38,890	2,078,282
Time Warner	45,253	1,387,015
Time Warner Cable	63,469	3,426,693
United Parcel Service Class B	38,480	2,566,231
Viacom Class B	68,560	2,481,186
†Watson Pharmaceuticals	83,650	3,539,232
	78,690,584
Total Common Stock (Cost $236,747,220)		250,653,102

Right – 0.03%
Michelin	32,380	90,410
Total Right (Cost $0)		90,410

Short-Term Investment – 3.41%
Money Market Mutual Fund–3.41%
Dreyfus Treasury & Agency Cash Management Fund	8,869,672	8,869,672
Total Short-Term Investment (Cost $8,869,672)		8,869,672

Total Value of Securities – 99.78%
(Cost $245,616,892)		259,613,184
Receivables and Other Assets Net of Liabilities (See Notes) – 0.22%		575,058
Net Assets Applicable to 10,709,591 Shares Outstanding – 100.00%		$260,188,242

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR–American Depositary Receipts
CVA–Dutch Certificate
EUR – European Monetary Unit
MNB – Mellon National Bank
USD – United States Dollar

1The following foreign currency exchange contract was outstanding at September 30, 2010:

Foreign Currency Exchange Contract

				Unrealized
Counterparty	Contract to Deliver	In Exchange For	Settlement Date	Depreciation
MNB	EUR 4,792	USD 6,532	10/4/10	$1

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Templeton Growth Fund (Fund).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$245,616,921
Aggregate unrealized appreciation	$ 36,360,859
Aggregate unrealized depreciation	(22,364,596)
Net unrealized appreciation	$ 13,996,263

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $24,300,390 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$250,653,102	$ -	$250,653,102
Short-Term	8,869,672	-	8,869,672
Right	90,410	-	90,410
Total	$259,613,184	$-	$259,613,184

Foreign Currency Exchange Contracts	$-	$1	$1

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2010 Profile Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–97.06%
Equity Funds–36.84%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	1,064,569	$8,574,038
LVIP SSgA Small-Cap Index Fund	206,094	3,195,701
		11,769,739
Fixed Income Funds–41.76%
*Lincoln Variable Insurance Products Trust–
†LVIP BlackRock Inflation Protected Bond Fund	400,467	4,152,842
LVIP Delaware Bond Fund	134,620	1,912,948
LVIP SSgA Bond Index Fund	641,469	7,278,106
		13,343,896
International Equity Funds–15.42%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	232,047	1,633,149
LVIP SSgA Emerging Markets 100 Fund	25,471	333,726
LVIP SSgA International Index Fund	391,946	2,960,365
		4,927,240
International Fixed Income Fund–3.04%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	81,722	969,229
		969,229
Total Affiliated Investment Companies (Cost $25,043,087)		31,010,104
Unaffiliated Investment Companies–2.88%
Commodity Fund–1.02%
**PIMCO CommodityRealReturn Strategy Portfolio	39,611	325,601
		325,601
International Equity Fund–1.86%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	29,593	595,407
		595,407
Total Unaffiliated Investment Companies (Cost $591,663)		921,008
Total Value of Securities–99.94%
(Cost $25,634,750)		31,931,112
Receivables and Other Assets Net of Liabilities (See Notes)–0.06%		20,696
Net Assets Applicable to 3,151,560 Shares Outstanding–100.00%		$31,951,808

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2010 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$26,122,447
Aggregate unrealized appreciation	$ 5,808,665
Aggregate unrealized depreciation	-
Net unrealized appreciation	$5,808,665

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $4,522,286 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$31,931,112

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2020 Profile Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–95.29%
Equity Funds–36.96%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	59,308	$1,549,706
LVIP Columbia Value Opportunities Fund	39,404	358,103
LVIP Delaware Special Opportunities Fund	60,643	2,094,054
LVIP SSgA S&P 500 Index Fund	2,700,993	21,753,800
LVIP SSgA Small-Cap Index Fund	201,782	3,128,831
		28,884,494
Fixed Income Funds–36.78%
*Lincoln Variable Insurance Products Trust–
† LVIP BlackRock Inflation Protected Bond Fund	753,758	7,816,474
LVIP Delaware Bond Fund	164,709	2,340,509
LVIP SSgA Bond Index Fund	1,638,083	18,585,688
		28,742,671
International Equity Funds–18.51%
*Lincoln Variable Insurance Products Trust–
† LVIP Cohen & Steers Global Real Estate Fund	454,138	3,196,226
LVIP SSgA Emerging Markets 100 Fund	63,371	830,292
LVIP SSgA International Index Fund	1,382,547	10,442,381
		14,468,899
International Fixed Income Fund–3.04%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	199,966	2,371,596
		2,371,596
Total Affiliated Investment Companies (Cost $60,930,462)		74,467,660
Unaffiliated Investment Companies–4.68%
Commodity Fund–1.02%
**PIMCO CommodityRealReturn Strategy Portfolio	96,905	796,559
		796,559
Equity Fund–1.90%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	53,372	1,483,207
		1,483,207
International Equity Fund–1.76%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	68,650	1,381,242
		1,381,242
Total Unaffiliated Investment Companies (Cost $2,549,349)		3,661,008

Short-Term Investment–0.47%
Money Market Mutual Fund–0.47%
Dreyfus Treasury & Agency Cash Management Fund	366,378	366,378
Total Short-Term Investment (Cost $366,378)		366,378
Total Value of Securities–100.44%
(Cost $63,846,189)		78,495,046
Liabilities Net of Receivables and Other Assets (See Notes)–(0.44%)		(347,052)
Net Assets Applicable to 8,012,684 Shares Outstanding–100.00%		$78,147,994

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2020 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$65,042,212
Aggregate unrealized appreciation	$ 13,452,834
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 13,452,834

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $9,746,903 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$78,128,668
Short-Term	366,378
Total	$78,495,046

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2030 Profile Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–92.45%
Equity Funds–40.03%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	52,362	$1,368,229
LVIP Columbia Value Opportunities Fund	58,472	531,391
LVIP Delaware Special Opportunities Fund	28,993	1,001,140
LVIP SSgA S&P 500 Index Fund	2,895,026	23,316,542
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	112,458	1,417,987
		27,635,289
Fixed Income Funds–27.77%
*Lincoln Variable Insurance Products Trust–
†LVIP BlackRock Inflation Protected Bond Fund	465,447	4,826,690
LVIP SSgA Bond Index Fund	1,264,470	14,346,680
		19,173,370
International Equity Funds–21.62%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	300,481	2,114,785
LVIP SSgA Emerging Markets 100 Fund	82,237	1,077,469
LVIP SSgA International Index Fund	1,372,444	10,366,070
LVIP Templeton Growth Fund	56,412	1,371,370
		14,929,694
International Fixed Income Fund–3.03%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	176,396	2,092,053
		2,092,053
Total Affiliated Investment Companies (Cost $52,348,732)		63,830,406
Unaffiliated Investment Companies–7.51%
Commodity Fund–1.02%
**PIMCO CommodityRealReturn Strategy Portfolio	85,517	702,951
		702,951
Equity Fund–3.82%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	94,869	2,636,404
		2,636,404
International Equity Fund–2.67%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	91,585	1,842,686
		1,842,686
Total Unaffiliated Investment Companies (Cost $3,555,870)		5,182,041

Short-Term Investment–0.46%
Money Market Mutual Fund–0.46%
Dreyfus Treasury & Agency Cash Management Fund	316,685	316,685
Total Short-Term Investment (Cost $316,685)		316,685
Total Value of Securities–100.42%
(Cost $56,221,287)		69,329,132
Liabilities Net of Receivables and Other Assets (See Notes)–(0.42%)		(288,375)
Net Assets Applicable to 7,185,459 Shares Outstanding–100.00%		$69,040,757

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2030 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$57,215,960
Aggregate unrealized appreciation	$12,113,172
Aggregate unrealized depreciation	-
Net unrealized appreciation	$12,113,172

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $7,600,399 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$69,012,447
Short-Term	316,685
Total	$69,329,132

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2040 Profile Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–92.61%
Equity Funds–48.02%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	35,660	$931,785
LVIP Columbia Value Opportunities Fund	60,584	550,584
LVIP Delaware Special Opportunities Fund	43,157	1,490,253
LVIP SSgA S&P 500 Index Fund	2,262,067	18,218,684
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	114,940	1,449,277
		22,640,583
Fixed Income Fund–13.83%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	574,745	6,521,058
		6,521,058
International Equity Funds–28.74%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	136,534	960,927
LVIP Marsico International Growth Fund	125,905	1,464,906
LVIP Mondrian International Value Fund	92,088	1,415,753
LVIP SSgA Emerging Markets 100 Fund	62,319	816,507
LVIP SSgA International Index Fund	991,788	7,490,975
LVIP Templeton Growth Fund	57,639	1,401,203
		13,550,271
International Fixed Income Fund–2.02%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	80,171	950,825
		950,825
Total Affiliated Investment Companies (Cost $34,732,867)		43,662,737
Unaffiliated Investment Companies–7.30%
Commodity Fund–1.02%
**PIMCO CommodityRealReturn Strategy Portfolio	58,267	478,954
		478,954
Equity Fund–3.70%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	62,774	1,744,502
		1,744,502
International Equity Fund–2.58%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	60,575	1,218,764
		1,218,764
Total Unaffiliated Investment Companies (Cost $2,291,877)		3,442,220

Short-Term Investment–0.14%
Money Market Mutual Fund–0.14%
Dreyfus Treasury & Agency Cash Management Fund	64,791	64,791
Total Short-Term Investment (Cost $64,791)		64,791
Total Value of Securities–100.05%
(Cost $37,089,535)		47,169,748
Liabilities Net of Receivables and Other Assets (See Notes)–(0.05%)		(22,289)
Net Assets Applicable to 5,214,659 Shares Outstanding–100.00%		$47,147,459

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2040 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$38,526,863
Aggregate unrealized appreciation	$8,646,444
Aggregate unrealized depreciation	(3,559)
Net unrealized appreciation	$8,642,885

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $4,682,125 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$47,104,957
Short-Term	64,791
Total	$47,169,748

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Baron Growth Opportunities Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock–99.56%
Capital Markets–2.51%
Cohen & Steers	98,700	$2,141,790
Eaton Vance	120,000	3,484,800
†Financial Engines	64,500	856,560
Jefferies Group	90,000	2,042,100
		8,525,250
Commercial Services & Supplies–3.65%
†Copart	147,000	4,846,590
Ritchie Brothers Auctioneers	190,700	3,960,839
†Tetra Tech	170,000	3,564,900
		12,372,329
Construction & Engineering–1.00%
†AECOM Technology	140,000	3,396,400
		3,396,400
Distributors–1.84%
†LKQ	300,000	6,240,000
		6,240,000
Diversified Consumer Services–5.00%
DeVry	210,000	10,334,100
Strayer Education	38,000	6,631,000
		16,965,100
Diversified Financial Services–2.95%
†MSCI Class A	301,473	10,011,918
		10,011,918
Electric Utilities–1.59%
ITC Holdings	86,920	5,410,770
		5,410,770
Electrical Equipment–0.97%
†Generac Holdings	241,539	3,294,592
		3,294,592
Energy Equipment & Services–6.83%
†Atlas Energy	46,400	1,328,896
Carbo Ceramics	52,639	4,263,759
Core Laboratories	100,000	8,804,000
Helmerich & Payne	110,000	4,450,600
†SEACOR Holdings	50,800	4,326,128
		23,173,383
Food & Staples Retailing–0.74%
†Whole Foods Market	67,500	2,504,925
		2,504,925
Food Products–4.26%
Diamond Foods	90,000	3,689,100
†Dole Food	330,000	3,019,500
†Ralcorp Holdings	77,300	4,520,504
†TreeHouse Foods	70,000	3,227,000
		14,456,104
Gas Utilities–1.49%
Southern Union	210,000	5,052,600
		5,052,600
Health Care Equipment & Supplies–7.04%
†Edwards Lifesciences	230,000	15,421,500
†Gen-Probe	75,000	3,634,500
†IDEXX Laboratories	78,500	4,845,020
		23,901,020
Health Care Providers & Services–4.70%
†AMERIGROUP	218,400	9,275,448
†Community Health Systems	215,000	6,658,550
		15,933,998
Health Care Technology–0.27%
†Allscripts Healthcare Solutions	50,000	923,500
		923,500
Hotels, Restaurants & Leisure–10.33%
Choice Hotels International	267,000	9,734,819
†Panera Bread Class A	59,000	5,227,990
†Peet's Coffee & Tea	122,600	4,196,598
†Penn National Gaming	163,000	4,826,430
†Vail Resorts	240,000	9,004,800
Wynn Resorts	23,950	2,078,142
		35,068,779
Household Durables–0.75%
†Mohawk Industries	48,000	2,558,400
		2,558,400
Household Products–0.81%
Church & Dwight	42,600	2,766,444
		2,766,444
Insurance–2.78%
†Arch Capital Group	80,000	6,704,000
Primerica	135,000	2,745,900
		9,449,900
Internet & Catalog Retail–1.31%
†Blue Nile	100,000	4,449,000
		4,449,000
Internet Software & Services–3.18%
†Equinix	61,550	6,299,643
†WebMD Health Class A	90,000	4,488,300
		10,787,943
IT Services–1.60%
†Gartner	184,435	5,429,766
		5,429,766
Life Sciences Tools & Services–3.57%
†Mettler-Toledo International	70,000	8,710,800
Techne	55,000	3,395,150
		12,105,950
Machinery–0.64%
Valmont Industries	30,000	2,172,000
		2,172,000
Media–2.32%
†Lamar Advertising Class A	80,000	2,545,600
†Morningstar	120,000	5,347,200
		7,892,800
Metals & Mining–0.75%
†Molycorp	90,000	2,546,100
		2,546,100
Oil, Gas & Consumable Fuels–3.30%
†Brigham Exploration	100,000	1,875,000
†Concho Resources	46,438	3,072,802
†Denbury Resources	150,000	2,383,500
†Oasis Petroleum	12,360	239,413
SM Energy	97,000	3,633,621
		11,204,336
Professional Services–1.35%
†Costar Group	81,500	3,969,865
†IHS Class A	9,000	612,000
		4,581,865
Real Estate Investment Trusts–2.31%
Alexander's	12,000	3,789,360
Alexandria Real Estate Equities	35,000	2,450,000
American Campus Communities	38,000	1,156,720
Douglas Emmett	25,000	437,750
		7,833,830
Real Estate Management & Development–0.22%
†CB Richard Ellis Group Class A	40,000	731,200
		731,200
Road & Rail–3.24%
†Genesee & Wyoming Class A	200,000	8,678,000
Landstar System	60,000	2,317,200
		10,995,200
Software–5.78%
†ANSYS	130,000	5,492,500
†Blackboard	39,000	1,405,560
†Concur Technologies	68,000	3,361,920
FactSet Research Systems	52,400	4,251,212
Pegasystems	113,000	3,508,650
†SS&C Technologies Holdings	100,000	1,580,000
		19,599,842
Specialty Retail–5.56%
†CarMax	136,000	3,788,960
†Dick's Sporting Goods	244,600	6,858,584
†J. Crew Group	195,000	6,555,900
†Lumber Liquidators Holdings	30,000	737,100
†Penske Auto Group	70,000	924,000
		18,864,544
Textiles, Apparel & Luxury Goods–3.98%
Polo Ralph Lauren	70,000	6,290,200
†Under Armour Class A	160,000	7,206,400
		13,496,600
Trading Company & Distributors–0.88%
MSC Industrial Direct Class A	55,000	2,972,200
		2,972,200
Wireless Telecommunication Services–0.06%
†SBA Communications Class A	5,120	206,336
		206,336
Total Common Stock (Cost $216,190,397)		337,874,924

Short-Term Investment–0.56%
Money Market Mutual Fund–0.56%
Dreyfus Treasury & Agency Cash Management Fund	1,886,842	1,886,842
Total Short-Term Investment (Cost $1,886,842)		1,886,842
Total Value of Securities–100.12%
(Cost $218,077,239)		339,761,766
Liabilities Net of Receivables and Other Assets (See Notes)–(0.12%)		(392,756)
Net Assets Applicable to 13,086,706 Shares Outstanding–100.00%		$339,369,010

†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$218,123,552
Aggregate unrealized appreciation	$125,667,109
Aggregate unrealized depreciation	(4,028,895)
Net unrealized appreciation	$121,638,214

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $46,516,847 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $24,835,858 expires in 2016 and $21,680,989 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Common Stock	$337,874,924
Short-Term	1,886,842
Total	$339,761,766

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA International Index Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.24%∆
Australia – 8.29%
AGL Energy	13,930	$217,736
Alumina	69,508	121,614
Amcor	39,282	247,197
AMP	64,929	320,722
Aristocrat Leisure	14,217	48,512
†Asciano Group	86,786	138,421
ASX	5,998	188,840
Australia & New Zealand Banking Group	83,542	1,912,298
AXA Asia Pacific Holdings	30,283	150,464
Bendigo & Adelaide Bank	11,036	97,612
BHP Billiton	110,136	4,142,473
Billabong International	6,352	48,937
BlueScope Steel	62,503	132,921
Boral	23,453	104,513
Brambles	47,561	288,262
Caltex Australia	5,751	66,655
CFS Retail Property Trust	51,800	94,887
Coca-Cola Amatil	18,327	212,235
Cochlear	1,678	113,948
Commonwealth Bank of Australia	50,949	2,520,114
Computershare	15,025	141,608
Crown	14,682	119,074
CSL	19,352	618,253
CSR	44,338	77,147
Dexus Property Group	168,177	138,996
Energy Resources of Australia	3,221	41,411
Farifax Media	64,550	91,412
†Fortescue Metals Group	41,508	209,045
Foster's Group	61,078	361,922
Goodman Fielder	44,196	55,752
Goodman Group	181,477	113,149
GPT Group	58,784	167,061
=†GPT Group-In Specie	160,069	0
Harvey Norman Holdings	18,207	66,351
Incitec Pivot	54,474	189,040
Insurance Australia Group	64,250	226,070
Intoll Group	80,595	116,082
Leighton Holdings	4,805	153,556
Lend Lease Group	16,747	123,194
MacArthur Coal	4,724	53,565
†Macquarie Atlas Roads Group	1	1
Macquarie Group	11,748	411,890
MAP Group	11,847	33,440
Metcash	24,272	102,531
Mirvac Group	94,712	121,766
National Australia Bank	70,001	1,714,668
Newcrest Mining	25,422	974,858
OneSteel	45,870	129,917
Orica	11,565	287,420
Origin Energy	27,567	422,365
OZ Minerals	108,559	152,685
†Paladin Energy	23,613	81,944
Qantas Airways	34,774	93,784
QBE Insurance Group	34,808	580,750
Rio Tinto	14,032	1,041,311
Santos	27,443	339,821
Sims Metal Management	5,916	100,878
Sonic Healthcare	11,112	118,156
SP AusNet	61,295	50,956
Stockland	74,090	275,017
Suncorp-Metway	40,334	350,900
TABCORP Holdings	19,310	130,662
Tatts Group	45,582	105,308
Telstra	142,147	360,005
Toll Holdings	20,114	128,325
Transurban Group	40,989	196,921
Wesfarmers	33,379	1,061,222
Wesfarmers PPS	5,159	165,018
Westfield Group	70,301	833,146
Westpac Banking	98,056	2,202,822
Woodside Petroleum	17,518	743,054
Woolworths	41,158	1,147,410
WorleyParsons	5,933	127,607
		28,817,607
Austria – 0.32%
Erste Group Bank	6,149	246,215
=†Immoeast	13,053	0
IMMOFINANZ	31,759	118,377
OMV	5,203	194,788
Raiffeisen International Bank	2,120	98,848
Telekom Austria	11,419	171,872
Verbund	2,745	98,425
Vienna Insurance Group	886	47,629
Voestalpine	4,059	149,524
		1,125,678
Belgium – 0.94%
Ageas	73,760	211,177
Anheuser-Busch InBev	23,889	1,405,354
*†Anhueser-Busch InBev VVPR Strip	1,896	8
Belgacom	5,361	209,072
Cie Nationale a Portefeuille	618	32,228
Colruyt	432	114,201
Delhaize Group	3,295	238,986
Dexia	15,705	69,202
Groupe Bruxelles Lambert	2,665	222,069
KBC Groep	5,256	235,790
Mobistar	813	49,789
Solvay Class A	1,974	210,591
UCB	3,779	130,941
Umicore	3,334	144,135
		3,273,543
Bermuda – 0.08%
Seadrill	9,504	274,637
		274,637
□China – 0.09%
†Foxconn International Holdings	56,000	41,140
†Sands China	88,668	159,991
†Wynn Macau	59,553	103,004
		304,135
Denmark – 0.95%
A.P. Moller-Maersk Class A	16	130,112
A.P. Moller-Maersk Class B	42	351,149
Carlsberg Class B	3,400	354,552
Coloplast Class B	554	66,234
Danske Bank	14,600	352,309
DSV	7,300	149,044
Novo Nordisk Class B	14,000	1,389,486
Novozymes Class B	1,450	184,498
Tryg	569	34,217
†Vestas Wind Systems	6,600	248,735
†William Demant Holding	500	36,901
		3,297,237
Finland – 1.06%
Elisa	3,450	79,255
Fortum	14,262	373,132
Kesko Class B	1,800	84,468
Kone Class B	5,051	260,990
Metso	3,700	169,593
Neste Oil	2,872	44,872
Nokia	124,000	1,245,939
Nokian Renkaat	3,850	132,220
Orion Class B	2,257	45,079
Outokumpu	3,600	71,510
Pohjola Bank	3,457	42,066
Rautaruukki	1,800	37,203
Sampo Class A	13,489	364,310
Sanoma	1,560	33,008
Stora Enso Class R	20,300	200,651
UPM-Kymmene	18,025	308,900
Wartsila	2,800	182,738
		3,675,934
France – 9.36%
Accor	4,762	173,896
Aeroports de Paris	891	72,690
Air France-KLM	4,729	72,532
Air Liquide	9,385	1,145,028
Alcatel-Lucent	76,890	258,925
Alstom	6,648	339,158
Atos Origin	1,363	61,619
AXA	57,093	998,262
BIC	940	75,470
BioMerieux	355	36,788
BNP Paribas	31,204	2,219,415
Bouygues	7,090	304,339
Bureau Veritas	1,664	116,198
Cap Gemini	4,845	243,080
Carrefour	19,910	1,069,893
Casino Guichard Perrachon	1,785	163,439
Christian Dior	1,944	254,116
Cie de Saint-Gobain	12,255	545,177
†Cie Generale de Geophysique-Veritas	4,384	96,229
Cie Generale d'Optique Essilor International	6,742	463,905
CNP Assurances	4,612	85,671
Compagnie Generale des Etablissements Michelin Class B	5,014	381,508
Credit Agricole	31,446	491,526
Danone	19,344	1,157,100
Dassault Systemes	1,801	132,493
†Edenred	5,060	100,236
EDF	7,938	342,417
Eiffage	1,250	59,442
Eramet	170	50,236
Eurazeo	977	65,567
Eutelsat Communications	3,009	114,865
Fonciere Des Regions	904	96,342
France Telecom	61,365	1,326,042
GDF Suez	41,131	1,472,554
Gecina	698	82,791
Groupe Eurotunnel	15,064	128,092
Hermes International	1,805	412,192
Icade	693	72,806
Iliad	640	66,689
Imerys	1,355	81,172
Ipsen	1,288	42,697
JC Decaux	2,354	62,149
Klepierre	2,808	108,302
Lafarge	6,137	351,409
Lagardere	3,572	139,547
Legrand	3,984	134,758
L'Oreal	7,985	897,906
LVMH Moet Hennessy Louis Vuitton	8,126	1,192,055
M6-Metropole Television	2,198	51,692
Natixis	29,735	170,265
Neopost	1,088	80,975
PagesJaunes Groupe	4,431	46,401
Pernod-Ricard	6,318	527,586
Peugeot	4,820	162,082
PPR	2,463	398,754
Publicis Groupe	3,865	183,584
Renault	6,290	323,681
Safran	5,116	143,822
Sanofi-Aventis	34,522	2,300,330
Schneider Electric	7,992	1,013,427
SCOR	5,531	132,188
Societe Generale	20,831	1,199,898
Societe Television Francaise 1	3,653	56,875
Sodexo	3,156	204,810
Suez Enviornnement	9,122	168,514
Technip	3,108	249,958
Thales	2,880	105,268
Total	69,401	3,577,029
Unibail-Rodamco	2,902	643,515
Vallourec	3,521	349,802
Veolia Environnement	10,683	281,389
Vinci	13,780	690,797
Vivendi	40,818	1,115,767
		32,537,132
Germany – 7.09%
Adidas	6,523	403,926
Allianz	14,981	1,697,672
BASF	30,296	1,920,637
Bayer	27,250	1,897,688
Bayerische Motoren Werke	11,086	777,318
Beiersdorf	2,981	181,911
Celesio	2,547	55,646
Commerzbank	22,021	184,007
Continental	1,635	126,389
Daimler	29,764	1,884,274
Deutsche Bank	20,558	1,125,314
Deutsche Boerse	6,404	427,552
Deutsche Lufthansa	7,751	142,236
Deutsche Post	28,610	521,503
Deutsche Postbank	2,747	93,591
Deutsche Telekom	91,050	1,248,778
E.ON	59,421	1,758,762
Fraport	1,338	81,586
Fresenius	1,052	84,879
Fresenius Medical Care	6,456	398,589
GEA Group	5,568	138,690
Hannover Rueckversicherung	1,707	78,661
HeidelbergCement	4,167	201,394
Henkel	4,217	189,984
Hochtief	1,256	108,564
†Infineon Technologies	32,403	224,064
K+S	4,279	256,686
Linde	5,650	737,632
MAN	3,624	396,004
Merck	2,111	177,690
Metro	4,518	295,230
Muenchener Rueckversicherungs	5,998	830,085
Puma	192	63,085
RWE	13,494	913,597
Salzgitter	1,407	91,740
SAP	27,553	1,362,460
Siemens	27,051	2,861,148
Suedzucker	1,720	38,551
ThyssenKrupp	10,351	338,759
TUI	3,619	44,544
United Internet	4,051	65,502
Volkswagen	903	99,609
Wacker Chemie	526	97,027
		24,622,964
Greece – 0.22%
Alpha Bank	17,530	109,938
Coca-Cola Hellenic Bottling	5,280	139,363
EFG Eurobank Ergasias	9,419	56,759
Hellenic Telecommunications Organization	7,140	51,397
†National Bank of Greece	19,610	191,692
OPAP	6,390	101,057
Piraeus Bank	12,577	62,241
Public Power	2,430	37,867
		750,314
■Hong Kong – 2.64%
ASM Pacific Technology	4,000	35,675
Bank of East Asia	46,993	198,960
BOC Hong Kong Holdings	126,500	401,075
Cathay Pacific Airways	45,000	122,086
Cheung Kong Holdings	47,000	712,368
Cheung Kong Infrastructure Holdings	9,000	35,727
CLP Holdings	61,000	487,047
Esprit Holdings	37,819	205,207
†Genting Singapore	201,800	285,349
Hang Lung Group	29,000	189,312
Hang Lung Properties	71,000	346,815
Hang Seng Bank	26,100	383,819
Henderson Land Development	38,430	273,654
Hong Kong & China Gas	147,460	373,264
Hong Kong Electric Holdings	45,000	273,460
Hong Kong Exchanges & Clearing	34,000	669,579
Hopewell Holdings	19,000	61,465
Hutchison Telecommunications Hong Kong Holdings	10,000	2,758
Hutchison Whampoa	68,000	634,523
Hysan Development	21,120	75,673
Kerry Properties	19,031	103,508
Li & Fung	78,000	438,812
Lifestyle International Holdings	17,500	43,215
Link REIT	77,447	229,579
†Mongolia Energy	79,000	32,786
MTR	51,308	194,085
New World Development	86,057	173,469
Noble Group	117,925	169,438
NWS Holdings	15,416	30,240
Orient Overseas International	5,000	39,890
PCCW	78,000	28,249
Shagri-La Asia	50,000	113,805
Sino Land	45,661	94,513
Sun Hung Kai Properties	47,259	816,185
Swire Pacific Class A	25,000	344,443
Television Broadcasts	5,000	28,548
Wharf Holdings	45,000	289,410
Wheelock	30,000	100,336
Wing Hang Bank	7,000	83,949
Yue Yuen Industrial Holdings	18,000	66,698
		9,188,974
Ireland – 0.22%
=†Anglo Irish Bank	3,965	0
†Bank of Ireland	95,076	80,366
CRH	22,120	363,093
†Elan	14,093	79,276
†James Hardie Industries CDI	13,599	73,615
Kerry Group Class A	4,332	151,992
		748,342
Israel – 0.79%
†Bank Hapoalim	35,824	163,972
Bank Leumi Le-Israel	39,728	184,568
Bezeq Israeli Telecommunication	62,522	155,876
Cellcom Israel	1,110	33,891
Delek Group	167	45,854
Elbit Systems	516	27,500
†Israel	54	51,598
Israel Chemicals	14,830	209,216
†Israel Discount Bank Class A	23,117	45,860
†Makhteshim-Agan Industries	11,591	42,965
Mizrahi Tefahot Bank	5,265	48,790
†NICE Systems	1,458	44,917
Partner Communications	1,931	35,789
Teva Pharmaceutical Industries	30,339	1,647,736
		2,738,532
Italy – 2.65%
A2A	24,810	38,053
Assicurazioni Generali	39,003	785,392
Atlantia	6,707	138,989
†Autogrill	2,575	32,298
Banca Carige	11,808	27,496
Banca Monte Dei Paschi Siena	60,873	84,319
Banca Popolare di Milano	11,337	54,097
Banco Popolare	17,166	102,740
Enel	218,335	1,163,878
ENI	85,859	1,852,994
Exor	1,446	33,509
Fiat	25,413	392,202
Finmeccanica	12,359	146,845
Intesa Sanpaolo Ordinary Shares	256,932	834,562
Intesa Sanpaolo Savings Shares	25,509	65,695
Luxottica Group	3,108	85,000
Mediaset	20,869	147,949
Mediobanca	13,607	126,520
Mediolanum	4,280	19,037
Parmalat	47,644	122,246
Pirelli & C	9,959	81,058
Prysmian	6,782	123,900
Saipem	8,540	342,072
Snam Rete Gas	42,678	216,157
Telecom Italia	298,751	417,485
Telecom Italia Savings Shares	199,236	224,501
Terna Rete Elettrica Nazionale	45,005	191,282
UniCredit	447,294	1,142,190
Unione di Banche Italiane SCpA	20,708	200,731
		9,193,197
Japan – 20.59%
77 Bank	14,000	70,952
ABC-Mart	900	27,712
Acom	2,145	32,458
Advantest	5,200	103,483
Aeon	20,000	214,701
Aeon Credit Service	4,000	43,084
Aeon Mall	2,600	63,205
Air Water	5,000	59,426
Aisin Seiki	6,000	187,192
Ajinomoto	23,000	225,136
Alfresa Holdings	1,500	63,979
All Nippon Airways	26,000	96,256
Amada	12,000	82,238
Aozora Bank	14,000	20,631
Asahi Breweries	13,000	260,109
Asahi Glass	32,000	326,269
Asahi Kasei	43,000	236,986
Asics	6,000	61,175
Astellas Pharma	14,100	509,333
Bank of Kyoto	12,000	97,334
Bank of Yokohama	38,000	177,559
Benesse Holdings	2,200	105,961
Bridgestone	20,500	373,576
Brother Industries	7,000	86,467
Canon	37,400	1,745,319
Canon Marketing Japan	1,600	22,026
Casio Computer	7,400	54,880
Central Japan Railway	48	353,106
Chiba Bank	26,000	151,704
Chiyoda	7,000	57,282
Chubu Electric Power	21,500	531,414
Chugai Pharmaceutical	7,900	145,194
Chugoku Bank	7,000	85,126
Chugoku Electric Power	9,100	179,569
Chuo Mitsui Trust Holdings	31,000	102,881
Citizen Holdings	7,300	43,818
Coca-Cola West	2,400	40,486
Cosmo Oil	20,000	52,237
Credit Saison	5,200	69,529
Dai Nippon Printing	18,000	219,757
Daicel Chemical Industries	9,000	60,600
Daido Steel	11,000	53,507
Daihatsu Motor	7,000	93,680
Dai-ichi Life Insurance	252	304,338
Daiichi Sankyo	22,000	447,565
Daikin Industries	7,800	293,440
Dainippon Sumitomo Pharma	7,000	58,623
Daito Trust Construction	2,700	161,421
Daiwa House Industry	17,000	171,090
Daiwa Securities Group	53,000	213,994
Dena	2,700	85,045
Denki Kagaku Kogyo	15,000	64,518
Denso	15,800	468,520
Dentsu	5,900	136,711
Dowa Holdings	9,000	53,591
East Japan Railway	10,900	658,192
Eisai	8,400	293,771
Electric Power Development	3,700	111,268
†Elpida Memory	5,200	59,810
FamilyMart	2,100	75,305
Fanuc	6,200	789,624
Fast Retailing	1,800	253,615
Fuji Electric Holdings	20,000	52,477
Fuji Heavy Industries	21,000	133,853
Fuji Media Holdings	20	25,472
FUJIFILM Holdings	15,100	500,228
Fujitsu	60,000	421,254
Fukuoka Financial Group	25,000	100,042
Furkukawa Electric	22,000	82,765
GS Yuasa	12,000	84,395
Gunma Bank	13,000	68,064
Hachijuni Bank	14,000	73,132
Hakuhodo DY Holdings	850	41,143
Hamamatsu Photonics	2,100	68,511
Hankyu Hanshin Holdings	36,000	172,959
Hino Motors	7,000	33,799
Hirose Electric	1,200	120,913
Hiroshima Bank	16,000	65,177
Hisamitsu Pharmaceutical	2,200	89,882
Hitachi	146,000	638,471
Hitachi Chemical	4,100	76,533
Hitachi Construction Machinery	3,800	82,178
Hitachi High-Technologies	2,500	46,127
Hitachi Metals	6,000	70,664
Hokkaido Electric Power	6,200	123,458
Hokuhoku Financial Group	43,000	78,823
Hokuriku Electric Power	5,400	123,314
Honda Motor	54,400	1,931,196
HOYA	14,100	343,779
Ibiden	4,100	104,090
Idemitsu Kosan	700	60,049
IHI	39,000	74,762
INPEX	71	334,308
Isetan Mitsukoshi Holdings	11,400	118,419
Isuzu Motors	37,000	142,742
Ito EN	1,600	26,282
ITOCHU	49,200	450,354
Itochu Techno-Solutions	1,000	32,660
Iyo Bank	8,000	64,889
J Front Retailing	19,000	88,324
Jafco	1,700	40,145
Japan Petroleum Exploration	1,000	37,680
Japan Prime Realty Investment	22	48,447
Japan Real Estate Investment	17	154,592
Japan Retail Fund Investment	63	88,690
Japan Steel Works	10,000	94,171
Japan Tobacco	140	466,136
JFE Holdings	14,800	452,698
JGC	8,000	138,885
Joyo Bank	20,000	87,222
JS Group	8,700	170,633
JSR	5,400	91,936
JTEKT	6,200	57,123
Jupiter Telecommunications	77	83,029
JX Holdings	72,310	419,317
Kajima	30,000	72,246
Kamigumi	8,000	59,426
Kaneka	11,000	66,028
Kansai Electric Power	24,500	594,998
Kansai Paint	7,000	59,630
Kao	17,600	428,903
Kawasaki Heavy Industries	51,000	144,815
Kawasaki Kisen Kaisha	24,000	90,289
KDDI	91	435,566
Keihin Electric Express Railway	16,000	154,700
Keio	19,000	130,666
Keisei Electric Railway	9,000	57,797
Keyence	1,340	291,552
Kikkoman	6,000	66,207
Kinden	5,000	45,169
Kintetsu	51,000	172,312
Kirin Holdings	27,000	383,334
Kobe Steel	79,000	185,515
Koito Manufacturing	3,000	46,007
Komatsu	30,100	698,901
Konami	2,900	51,214
Konica Minolta Holdings	15,000	146,289
Kubota	36,000	329,527
Kuraray	10,500	132,595
Kurita Water Industries	3,700	102,713
Kyocera	5,100	482,106
Kyowa Hakko Kirin	8,000	79,267
Kyushu Electric Power	12,100	276,315
Lawson	2,000	91,655
Mabuchi Motor	1,000	51,159
Makita	4,100	130,027
Marubeni	52,000	294,063
Marui Group	7,000	52,417
Maruichi Steel Tube	1,500	28,755
Matsui Securities	6,500	36,369
Mazda Motor	53,000	127,634
McDonald's Holdings Japan	2,300	55,388
MEDIPAL Holdings	5,300	67,373
MEIJI Holdings	2,434	114,606
Minebea	12,000	61,822
Mitsubishi	45,100	1,070,426
Mitsubishi Chemical Holdings	37,500	190,499
Mitsubishi Electric	62,000	533,349
Mitsubishi Estate	38,000	618,271
Mitsubishi Gas Chemical	14,000	81,351
Mitsubishi Heavy Industries	96,000	354,256
Mitsubishi Logistics	4,000	47,972
Mitsubishi Materials	41,000	117,894
†Mitsubishi Motors	121,000	158,018
Mitsubishi Tanabe Pharma	7,000	114,060
Mitsubishi UFJ Financial Group	419,600	1,955,604
Mitsubishi UFJ Lease & Finance	2,020	71,032
Mitsui	55,800	830,331
Mitsui Chemicals	27,000	72,785
Mitsui Engineer & Shipbuilding	21,000	47,553
Mitsui Fudosan	27,000	455,472
Mitsui Mining & Smelting	19,000	54,406
Mitsui OSK Lines	38,000	239,022
Mitsumi Electric	2,600	39,873
Mizuho Financial Group	666,200	973,778
Mizuho Securities	16,000	36,614
Mizuho Trust & Banking	51,000	42,772
MS & AD Insurance Group Holdings	16,754	384,801
Murata Manufacturing	6,700	353,202
Namco Bandai Holdings	6,500	60,277
NEC	80,000	212,784
NGK Insulators	9,000	149,560
NGK Spark Plug	6,000	80,297
NHK Spring	6,000	49,674
Nidec	3,600	320,038
Nikon	10,800	200,304
Nintendo	3,200	799,760
Nippon Building Fund	17	148,889
Nippon Electric Glass	11,000	149,979
Nippon Express	31,000	117,738
Nippon Meat Packers	7,000	85,713
Nippon Paper Group	3,100	77,588
Nippon Sheet Glass	37,000	80,681
Nippon Steel	165,000	561,433
Nippon Telegraph & Telephone	16,500	720,572
Nippon Yusen	47,000	192,584
Nishi-Nippon City Bank	24,000	68,723
Nissan Chemical Industries	4,000	45,097
Nissan Motor	80,300	701,356
Nissha Printing	700	15,910
Nisshin Seifun Group	6,500	85,431
Nisshin Steel	23,000	41,059
Nisshinbo Holdings	4,000	40,113
Nissin Food Holdings	2,000	72,246
Nitori	1,150	96,172
Nitto Denko	5,600	219,062
NKSJ Holdings	47,500	298,209
NOK	3,800	66,152
Nomura Holdings	118,600	574,066
Nomura Real Estate Holdings	4,300	61,050
Nomura Real Estate Office Fund	11	61,085
Nomura Research Institute	4,000	75,193
NSK	15,000	101,719
NTN	17,000	73,324
NTT Data	44	139,119
NTT DoCoMo	494	822,692
NTT Urban Development	45	37,848
Obayashi	24,000	95,465
Obic	250	47,265
Odakyu Electric Railway	20,000	184,988
OJI Paper	26,000	114,946
Olympus	7,100	185,953
Omron	6,400	145,383
Ono Pharmaceutical	3,000	130,654
Oracle Japan	1,100	52,387
Oriental Land	1,800	167,783
ORIX	3,360	256,836
Osaka Gas	64,000	230,803
Otsuka	700	46,463
Panasonic	63,000	853,687
Panasonic Electric Works	12,000	159,157
Rakuten	224	163,978
Resona Holdings	20,600	184,861
Ricoh	21,000	296,136
Rinnai	1,200	70,592
Rohm	3,000	185,108
Sankyo	1,700	90,026
Santen Pharmaceutical	2,500	86,593
†Sanyo Electric	63,000	104,163
Sapporo Hokuyo Holdings	11,900	55,034
Sapporo Holdings	10,000	46,846
SBI Holdings	680	85,300
Secom	6,600	298,113
Sega Sammy Holdings	6,400	97,842
Seiko Epson	4,000	60,624
Sekisui Chemical	14,000	84,706
Sekisui House	19,000	170,730
Senshu Ikeda Holdings	26,400	39,538
Seven & I Holdings	24,500	574,157
Seven Bank	25	44,779
Sharp	31,000	308,644
Shikoku Electric Power	5,900	169,299
Shimadzu	10,000	76,918
Shimamura	700	64,997
Shimano	2,400	127,095
Shimizu	23,000	85,149
Shin-Etsu Chemical	13,200	642,880
Shinko Electric Industries	1,700	18,800
Shinsei Bank	29,000	20,500
Shionogi	9,700	177,579
Shiseido	11,700	262,695
Shizuoka Bank	19,000	163,673
Showa Denko	43,000	82,430
Showa Shell Sekiyu	6,800	51,979
SMC	1,700	224,250
Softbank	27,100	886,720
Sojitz	36,800	66,136
Sony	33,400	1,032,833
Sony Financial Holdings	27	87,989
SQUARE ENIX Holdings	2,500	56,041
Stanley Electric	4,600	73,300
Sumco	3,500	54,598
Sumitomo	35,300	455,075
Sumitomo Chemical	53,000	232,409
Sumitomo Electric Industries	23,700	289,062
Sumitomo Heavy Industries	17,000	87,582
Sumitomo Metal Industries	112,000	283,137
Sumitomo Metal Mining	17,000	259,690
Sumitomo Mitsui Financial Group	44,400	1,293,727
Sumitomo Realty & Development	11,000	227,341
Sumitomo Rubber Industries	6,900	67,376
Sumitomo Trust & Banking	45,000	225,364
Suruga Bank	7,000	61,726
Suzuken	2,200	72,828
Suzuki Motor	10,500	220,907
Sysmex	1,100	76,307
T&D Holdings	8,750	182,412
Taiheiyo Cement	32,000	37,573
Taisei	40,000	82,430
Taisho Pharmaceutical	4,000	80,944
Taiyo Nippon Sanso	9,000	76,559
Takashimaya	8,000	61,726
Takeda Pharmaceutical	24,900	1,144,090
TDK	3,800	211,933
Teijin	31,000	102,510
Terumo	5,300	281,304
THK	3,700	69,332
Tobu Railway	28,000	161,361
Toho	3,100	49,881
Toho Gas	14,000	69,275
Tohoku Electric Power	14,200	314,062
Tokio Marine Holdings	23,300	628,666
Tokuyama	10,000	50,800
Tokyo Electric Power	40,400	985,496
Tokyo Electron	5,400	270,760
Tokyo Gas	83,000	376,889
Tokyo Steel Manufacturing	3,800	44,845
Tokyo Tatemono	17,000	65,177
Tokyu	36,000	159,157
Tokyu Land	16,000	66,327
TonenGeneral Sekiyu	9,000	83,352
Toppan Printing	19,000	148,649
Toray Industries	47,000	261,846
Toshiba	130,000	629,246
Tosoh	18,000	48,523
TOTO	10,000	68,532
Toyo Seikan Kaisha	5,200	93,702
Toyo Suisan Kaisha	3,000	61,858
Toyoda Gosei	2,200	48,499
Toyota Boshoku	3,100	51,589
Toyota Industries	5,700	152,223
Toyota Motor	90,600	3,254,285
Toyota Tsusho	6,500	95,789
Trend Micro	3,300	98,488
Tsumura	2,400	74,647
Ube Industries	37,000	82,010
Unicharm	1,400	56,359
UNY	6,000	47,445
Ushio	3,900	65,650
USS	810	60,460
West Japan Railway	55	197,292
Yahoo Japan	453	156,527
Yakult Honsha	3,000	92,662
Yamada Denki	2,580	160,120
Yamaguchi Financial Group	7,000	66,004
Yamaha	4,900	56,887
Yamaha Motor	7,700	115,595
Yamato Holdings	13,800	166,992
Yamato Kogyo	1,600	38,761
Yamazaki Baking	4,000	48,787
Yaskawa Electric	8,000	64,506
Yokogawa Electric	7,100	48,317
		71,573,206
Luxembourg – 0.48%
ArcelorMittal	28,565	940,889
Millicom International Cellular SDR	2,258	215,434
SES FDR	9,169	220,447
Tenaris	15,231	292,166
		1,668,936
Mexico – 0.03%
Fresnillo	6,139	119,876
		119,876
Netherlands–2.67%
†AEGON	50,365	301,783
Akzo Nobel	7,606	469,278
ASML Holding	14,164	423,093
Corio	2,157	147,478
Delta Lloyd	1,783	33,327
European Aeronautic Defence & Space	13,280	331,236
Fugro CVA	2,436	160,194
Heineken	8,270	428,897
Heineken Holding	3,752	164,150
†ING Groep CVA	123,028	1,276,432
Koninklijke Aholda	37,718	508,469
Koninklijke Boskalis Westminster	1,875	78,695
Koninklijke DSM	5,087	260,631
Koninklijke KPN	51,356	794,334
Koninklijke Philips Electronics	32,772	1,030,091
Koninklijke Vopak	1,892	90,307
†QIAGEN	7,093	127,067
Randstad Holding	3,700	168,104
Reed Elsevier	22,499	283,735
SBM Offshore	6,425	121,757
TNT	11,311	303,945
Unilever CVA	52,635	1,573,337
Wolters Kluwer	9,708	203,825
		9,280,165
New Zealand – 0.09%
Auckland International Airport	20,165	30,342
Contact Energy	6,032	25,060
Fletcher Building	22,562	133,477
Sky City Entertainment Group	11,588	24,071
Telecom New Zealand	74,913	111,072
		324,022
Norway – 0.69%
Aker Solutions	3,954	57,331
DnB NOR	33,022	449,601
Norsk Hydro	26,525	160,156
Orkla	26,314	242,575
†Renewable Energy	10,915	36,980
Statoil	37,300	778,419
Telenor	25,800	404,147
Yara International	5,800	262,403
		2,391,612
Portugal – 0.25%
Banco Comercial Portugues	94,329	82,178
Banco Espirito Santo	20,402	94,432
Brisa Auto-Estradas de Portugal	4,309	27,787
Cimpor Cimentos de Portugal	6,268	40,352
Energias de Portugal	52,592	180,257
Galp Energia Class B	7,164	123,651
Jeronimo Martins	6,024	80,568
Portugal Telecom	17,365	231,773
		860,998
Republic of Cyprus – 0.04%
Bank of Cyprus	27,036	136,380
		136,380
Singapore – 1.50%
Ascendas Real Estate Investment Trust	59,000	98,229
CapitaLand	83,000	256,181
CapitaMall Trust	68,000	111,145
CapitaMalls Asia	33,000	54,189
City Developments	20,000	194,009
ComfortDelgro	75,000	86,666
Cosco Singapore	23,000	30,949
DBS Group Holdings	57,456	615,006
Fraser & Neave	34,000	168,010
Golden Agri-Resources	171,137	74,159
Jardine Cycle & Carriage	3,000	89,631
Keppel	43,923	299,854
Keppel Land	17,000	52,341
†K-Green Trust	1	1
Neptune Orient Lines	24,750	37,255
Olam International	32,292	80,030
Oversea-Chinese Banking	82,115	552,469
SembCorp Industries	30,000	99,437
SembCorp Marine	23,000	68,717
Singapore Airlines	18,000	223,324
Singapore Exchange	27,000	185,145
Singapore Press Holdings	43,000	138,931
Singapore Technologies Engineering	46,000	117,500
Singapore Telecommunications	251,000	599,164
StarHub	13,000	25,498
United Overseas Bank	40,747	567,497
UOL Group	11,000	38,718
Wilmar International	61,000	278,706
Yangzijiang Shipbuilding Holdings	45,000	60,210
		5,202,971
Spain – 3.65%
Abertis Infraestructuras	9,409	175,355
Acciona	905	76,448
Acerinox	3,677	65,445
ACS	4,255	212,464
Banco Bilbao Vizcaya Argentaria	117,606	1,588,156
Banco de Sabadell	30,866	154,607
Banco de Valencia	5,359	30,540
Banco Popular Espanol	29,777	188,774
Banco Santander	270,275	3,433,123
Bankinter	10,382	72,144
Criteria Caixacorp	22,940	120,504
†EDP Renovaveis	3,900	22,066
Enagas	6,688	135,540
Ferrovial	16,147	150,994
Fomento de Construcciones y Contratas	727	20,101
Gamesa Technologica	5,686	39,807
Gas Natural SDG	8,419	125,512
Gestevision Telecinco	2,145	23,629
Grifols	3,651	52,364
Iberdrola	134,123	1,031,860
Iberdrola Renovables	20,772	69,043
IBERIA	11,024	42,549
Inditex	7,295	579,532
Indra Sistemas	1,915	36,525
Mapfre	23,408	71,230
Red Electrica	3,521	165,588
Repsol YPF	23,865	614,774
Telefonica	134,935	3,341,699
Zardoya Otis	3,246	58,106
		12,698,479
Sweden – 3.01%
Alfa Laval	11,300	198,019
Assa Abloy Class B	10,000	252,248
Atlas Copco Class A	22,700	438,210
Atlas Copco Class B	11,748	206,741
Boliden	10,000	151,497
Electrolux Class B	8,033	197,863
Ericsson LM Class B	96,800	1,062,884
Getinge Class B	6,933	162,024
Hennes & Mauritz Class B	32,900	1,191,633
Hexagon	6,100	130,881
Holmen Class B	1,000	30,848
Husqvarna Class B	11,736	86,896
Investor Class B	15,600	316,889
Kinnevik Investment	7,675	162,510
Modern Times Group Class B	1,894	141,220
Nordea Bank	104,100	1,084,343
Ratos Class B	3,800	131,264
Sandvik	32,078	491,684
Scania Class B	10,600	234,039
Securitas Class B	8,000	86,180
Skandinaviska Enskilda Banken Class A	47,000	348,556
Skanska Class B	13,000	238,226
SKF Class B	12,400	285,189
SSAB Class A	7,000	111,657
SSAB Class B	1,800	25,280
Svenska Cellulosa Class B	17,500	266,159
Svenska Handelsbanken Class A	16,000	524,438
Swedbank Class A	24,200	335,563
Swedish Match	8,500	226,771
Tele2 Class B	10,746	225,622
TeliaSonera	74,500	603,570
Volvo Class A	1,259	17,588
Volvo Class B	33,400	490,637
		10,457,129
Switzerland – 7.93%
ABB	73,123	1,541,508
†Actelion	3,265	130,846
Adecco	3,958	206,884
Aryzta	2,672	116,954
Baloise Holding	1,613	145,472
Compagnie Financiere Richemont	17,446	840,157
Credit Suisse Group	37,172	1,589,194
GAM Holding	5,906	89,576
Geberit	1,193	212,515
Givaudan	288	294,332
Holcim	8,180	525,405
Julius Baer Group	7,143	260,083
Kuehne & Nagel International	1,742	209,239
Lindt & Spruengli	31	74,344
Lindt & Spruengli PC	4	111,767
†Logitech International	6,063	105,658
Lonza Group	1,484	126,814
Nestle	113,641	6,055,686
Nobel Biocare Holding	4,243	76,231
Novartis	69,261	3,972,778
Pargesa Holding	963	70,333
Roche Holding	23,081	3,152,962
Schindler Holding	1,415	151,813
Schindler Holding PC	773	82,619
SGS	173	279,646
Sika	66	121,802
Sonova Holding	1,347	164,536
STMicrolectronics	19,324	147,956
Straumann Holding	284	63,397
Swatch Group	1,045	393,258
Swatch Group Bearer Shares	1,559	107,753
Swiss Life Holding	1,002	114,133
Swiss Reinsurance	11,755	515,597
Swisscom	705	284,397
Syngenta	3,157	784,751
UBS	119,852	2,034,946
Xstrata	68,144	1,304,414
Zurich Financial Services	4,745	1,112,351
		27,572,107
United Kingdom – 20.55%
3i Group	29,898	134,611
Admiral Group	6,332	165,721
Aggreko	8,808	217,378
AMEC	10,775	166,985
Anglo American	43,777	1,737,167
Antofagasta	12,259	238,225
ARM Holdings	44,383	273,525
Associated British Foods	11,216	184,831
AstraZeneca	47,439	2,410,861
†Autonomy	6,959	198,092
Aviva	88,249	553,014
Babcock International Group	11,965	107,234
BAE Systems	114,010	613,252
Balfour Beatty	23,706	99,582
Barclays	377,296	1,775,472
BG Group	111,474	1,959,594
BHP Billiton	72,665	2,312,171
BP	616,600	4,143,874
†British Airways	21,402	81,633
British American Tobacco	65,705	2,452,495
British Land	28,367	207,219
British Sky Broadcasting	37,212	412,715
BT Group	250,701	551,768
Bunzl	11,739	140,062
Burberry Group	13,727	224,270
Cable & Wireless Worldwide	80,069	92,514
†Cairn Energy	43,756	311,867
Capita Group	20,976	259,005
Capital Shopping Centers Group	16,257	93,881
Carnival	5,315	209,157
Centrica	171,242	870,256
Cobham	40,225	145,972
Compass Group	60,569	504,775
Diageo	82,853	1,427,832
Eurasian Natural Resources	8,430	121,638
Experian	33,827	368,263
F&C Asset Management	1	1
Firstgroup	16,242	92,621
G4S	45,571	182,268
GlaxoSmithKline	170,529	3,360,712
Hammerson	22,502	139,383
Home Retail Group	28,831	93,302
HSBC Holdings	573,806	5,815,063
ICAP	18,437	125,036
Imperial Tobacco Group	33,823	1,007,957
Inmarsat	14,296	149,123
Intercontinental Hotels Group	8,561	152,780
International Power	48,609	296,286
Intertek Group	5,073	145,920
Invensys	27,104	127,098
Investec	14,960	119,622
ITV	118,512	111,054
Johnson Matthey	6,873	190,354
Kazakhmys	7,041	160,607
Kingfisher	78,839	290,186
Ladbrokes	196	414
Land Securities Group	24,781	249,345
Legal & General Group	187,987	305,654
†Lloyds Banking Group	1,348,662	1,570,154
London Stock Exchange Group	5,040	53,919
Lonmin	5,454	143,085
Man Group	55,404	190,611
Marks & Spencer Group	49,906	304,348
National Grid	115,040	976,803
Next	6,420	223,596
Old Mutual	178,792	390,133
Pearson	25,495	394,907
Petrofac	8,898	192,062
Prudential	84,668	847,269
Randgold Resources	3,005	300,473
Reckitt Benckiser Group	20,444	1,124,399
Reed Elsevier	39,308	332,529
Resolution	50,511	194,250
Rexam	27,801	134,123
Rio Tinto	47,670	2,786,927
Rolls-Royce Group	60,032	569,144
†Royal Bank of Scotland Group	542,106	402,221
Royal Dutch Shell A Shares	116,439	3,505,658
Royal Dutch Shell B Shares	88,680	2,587,717
RSA Insurance Group	115,338	236,634
SABMiller	31,567	1,009,656
Sage Group	42,392	183,937
Sainsbury (J.)	39,551	242,752
Schroders	4,252	95,987
Scottish & Southern Energy	30,655	539,364
Segro	26,656	114,403
Serco Group	15,666	151,355
Severn Trent	8,176	168,514
Shire	18,056	407,039
Smith & Nephew	29,193	266,222
Smiths Group	12,260	234,778
Standard Chartered	67,491	1,937,076
Standard Life	69,781	253,557
Tesco	264,623	1,762,816
Thomas Cook Group	29,907	80,669
TUI Travel	22,111	74,577
Tullow Oil	28,586	572,117
Unilever	42,932	1,242,319
United Utilities Group	22,021	198,396
Vedanta Resources	4,153	141,183
Vodafone Group	1,727,951	4,264,517
Whitbread	5,448	139,076
WM Morrison Supermarkets	69,236	321,513
Wolseley	8,971	225,488
WPP Group	40,221	445,455
		71,415,425
United States – 0.06%
Synthes	1,887	218,204
		218,204
Total Common Stock (Cost $306,206,034)		334,467,736

Preferred Stock – 0.44%∆
Germany – 0.44%
Bayerische Motoren Werke 0.96%	1,731	80,191
Fresenius 1.25%	2,495	201,338
Henkel 1.27%	6,145	330,378
Porsche Automobil Holding 0.24%	2,748	137,159
RWE 7.48%	1,193	76,168
Volkswagen 1.80%	5,702	688,606
Total Preferred Stock (Cost $1,280,710)		1,513,840
Rights – 0.04%∆
France – 0.00%
†Cie Generale des Etablissements Michelin	5,014	14,000
		14,000
Germany – 0.03%
†Deutsche Bank	20,558	95,854
		95,854
Greece – 0.01%
†National Bank of Greece	19,610	17,645
†National Bank of Greece Common Shares	19,610	9,625
		27,270
Republic of Cyprus – 0.00%
†Bank of Cyprus	16,635	10,206
		10,206
Total Rights (Cost $0)		147,330
Warrants – 0.00%∆
France – 0.00%
†Fonciere Des Regions CW-10 exercise price EUR 65.00, expiration date 12/31/10	393	530
		530
Italy – 0.00%
†Mediobanca CW-11 exercise price EUR 9.00, expiration date 3/18/11	8,543	286
†Unione di Banche Italiane SCpA CW-11 exercise price EUR 12.30, expiration date 6/30/11	9,380	116

402
Singapore–0.00%
†Golden Agri-Resources CW-12 exercise price SGD 0.54, expiration date 7/23/12	6,342	506
		506
Total Warrants (Cost $0)		1,438
Short-Term Investment – 1.81%
Money Market Mutual Fund – 1.81%
Dreyfus Treasury & Agency Cash Management Fund	6,275,343	6,275,343
Total Short-Term Investment (Cost $6,275,343)		6,275,343
Total Value of Securities–98.53%
(Cost $313,762,087)		342,405,687
Receivables and Other Assets Net of Liabilities (See Notes)–1.47%**		5,118,298
Net Assets Applicable to 46,046,080 Shares Outstanding–100.00%		$347,523,985

∆Securities have been classified by country of origin.
†Non income producing security.
□Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
**Includes $1,096,000 cash pledged as collateral for futures contracts.

Summary of Abbreviations:
CDI – Chess Depository Interest
CVA – Dutch Certificate
EUR – European Monetary Unit
FDR – Fiduciary Depositary Receipts
PC – Participation Certificate
PPS – Partially Protected Shares
REIT – Real Estate Investment Trust
SCpA – Italian Consortium Joint-Stock Company
SDR – Special Drawing Rights
SGD – Singapore Dollar
VVPR Strip – Dividend Coupon

1The following index futures contract was outstanding at September 30, 2010:

Futures Contract

Contract to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation
137 EMINI MSCI EAFE	$10,557,361	$10,662,710	12/17/10	$105,349

The use of index futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA International Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$318,218,076
Aggregate unrealized appreciation	$ 37,964,903
Aggregate unrealized depreciation	(13,777,292)
Net unrealized appreciation	$ 24,187,611

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Common Stock	$334,467,736
Short-Term	6,275,343
Other	1,662,608
Total	$342,405,687

Futures Contracts	$ 105,349

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2010.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange- traded futures, guarantees against default.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Bond Index Fund

September 30, 2010                                           Principal

	Amount	Value
	(U.S. $)	(U.S. $)
Agency Mortgage-Backed Securities – 32.51%
•Fannie Mae ARM
5.209% 7/1/38	$447,288	$477,426
5.501% 9/1/37	735,201	781,725
5.54% 9/1/38	487,898	520,679
5.577% 11/1/38	639,168	684,298
5.682% 11/1/35	1,092,408	1,173,354
5.722% 3/1/37	2,848,858	3,052,102
Fannie Mae S.F. 10 yr 5.00% 5/1/13	692,741	734,097
Fannie Mae S.F. 15 yr
4.00% 4/1/24	2,690,405	2,812,433
4.00% 6/1/24	1,921,035	2,008,169
4.00% 1/1/25	1,910,106	2,000,527
4.00% 3/1/25	1,923,559	2,012,825
4.50% 6/1/23	629,708	663,049
4.50% 11/1/23	322,203	339,263
4.50% 5/1/24	2,912,676	3,066,892
4.50% 7/1/24	1,654,506	1,741,589
4.50% 8/1/24	801,222	843,393
5.00% 4/1/21	416,979	443,324
5.00% 4/1/23	264,173	280,286
5.00% 6/1/23	1,017,418	1,079,473
5.00% 12/1/23	1,209,870	1,283,665
5.00% 4/1/24	1,472,959	1,562,947
5.00% 3/1/25	425,806	451,777
5.50% 4/1/22	292,718	315,260
5.50% 7/1/22	449,160	483,749
5.50% 1/1/24	416,056	448,096
5.50% 2/1/24	907,937	977,855
6.00% 8/1/22	81,392	88,563
6.00% 8/1/23	47,858	51,720
Fannie Mae S.F. 15 yr TBA
4.00% 10/1/25	1,000,000	1,043,750
5.00% 10/1/25	2,200,000	2,332,860
Fannie Mae S.F. 30 yr
4.00% 2/1/39	921,679	948,475
4.00% 3/1/39	32,067	33,004
4.00% 4/1/39	1,001,455	1,030,571
4.00% 6/1/39	465,876	479,421
4.00% 8/1/39	1,521,130	1,569,955
4.00% 9/1/39	1,450,552	1,504,195
4.00% 1/1/40	1,935,629	1,991,904
4.00% 5/1/40	993,765	1,022,657
4.50% 9/1/35	867,873	911,548
4.50% 4/1/38	385,025	401,633
4.50% 7/1/38	454,394	473,995
4.50% 2/1/39	403,775	421,192
4.50% 3/1/39	2,895,700	3,019,251
4.50% 4/1/39	690,616	728,096
4.50% 5/1/39	1,419,261	1,489,154
4.50% 6/1/39	917,311	956,450
4.50% 7/1/39	2,824,551	2,945,067
4.50% 9/1/39	950,887	996,875
4.50% 1/1/40	2,893,756	3,043,500
4.50% 2/1/40	5,297,921	5,558,955
4.50% 5/1/40	1,968,511	2,060,734
4.50% 6/1/40	1,981,738	2,065,983
4.50% 8/1/40	984,641	1,027,114
5.00% 12/1/32	1,356,650	1,438,511
5.00% 9/1/33	137,795	1,208,086
5.00% 7/1/34	2,703,507	2,870,524
5.00% 11/1/34	1,421,090	1,507,559
5.00% 4/1/35	893,271	946,501
5.00% 6/1/35	1,480,144	1,566,442
5.00% 7/1/35	1,369,948	1,451,584
5.00% 9/1/35	531,103	561,424
5.00% 10/1/35	1,197,243	1,265,595
5.00% 2/1/36	694,415	734,060
5.00% 3/1/36	770,613	814,608
5.00% 11/1/36	179,618	190,322
5.00% 8/1/37	388,693	409,487
5.00% 4/1/38	2,268,880	2,390,130
5.00% 7/1/38	259,313	273,170
5.00% 11/1/38	328,627	346,189
5.00% 8/1/39	3,602,244	3,794,389
5.00% 12/1/39	947,137	997,658
5.00% 1/1/40	1,508,192	1,612,167
5.00% 7/40/40	6,698,524	6,752,816
5.50% 11/1/33	874,734	940,390
5.50% 1/1/34	498,037	535,108
5.50% 5/1/34	860,900	924,981
5.50% 7/1/34	1,375,325	1,475,118
5.50% 10/1/34	806,571	865,096
5.50% 9/1/35	619,416	662,424
5.50% 10/1/35	1,275,694	1,364,271
5.50% 12/1/35	2,255,546	2,412,158
5.50% 4/1/36	2,466,995	2,638,290
5.50% 8/1/36	1,185,353	1,267,657
5.50% 2/1/37	541,930	581,252
5.50% 3/1/37	1,718,716	1,828,558
5.50% 5/1/37	1,423,863	1,521,037
5.50% 6/1/37	962,939	1,031,211
5.50% 8/1/37	645,317	686,559
5.50% 11/1/37	12,418	13,212
5.50% 12/1/37	9,619	10,234
5.50% 2/1/38	1,666,705	1,773,223
5.50% 6/1/38	165,884	176,485
5.50% 7/1/38	1,340,715	1,426,399
5.50% 10/1/38	540,223	574,748
5.50% 1/1/39	2,909,047	3,094,962
5.50% 5/1/39	5,328,761	5,669,318
6.00% 12/1/35	732,290	800,829
6.00% 2/1/36	596,271	644,017
6.00% 6/1/36	215,592	232,855
6.00% 7/1/36	1,410,536	1,523,485
6.00% 9/1/36	1,170,472	1,264,197
6.00% 10/1/36	333,991	360,736
6.00% 11/1/36	154,949	167,356
6.00% 1/1/37	623,636	675,235
6.00% 3/1/37	281,537	302,937
6.00% 5/1/37	1,325,889	1,426,674
6.00% 6/1/37	609,059	655,355
6.00% 8/1/37	2,232,148	2,401,819
6.00% 10/1/37	919,068	988,929
6.00% 11/1/37	996,672	1,072,430
6.00% 1/1/38	385,978	415,318
6.00% 2/1/38	479,526	515,376
6.00% 5/1/38	1,845,278	1,983,236
6.00% 6/1/38	866,267	931,031
6.00% 8/1/38	1,247,409	1,340,668
6.00% 9/1/38	194,352	208,883
6.00% 10/1/38	596,015	640,574
6.00% 11/1/38	678,401	729,120
6.50% 7/1/36	728,909	798,289
6.50% 9/1/36	690,539	756,266
6.50% 11/1/36	1,035,042	1,133,561
6.50% 9/1/37	96,614	105,929
6.50% 10/1/37	564,913	617,095
6.50% 5/1/38	530,592	579,159
6.50% 7/1/38	1,329,909	1,451,640
7.00% 8/1/39	1,017,109	1,131,381
Fannie Mae S.F. 30 yr TBA
4.50% 10/1/40	2,000,000	2,082,500
6.00% 10/1/40	5,000,000	5,370,310
•Freddie Mac ARM
5.315% 9/1/37	1,027,554	1,094,892
5.545% 11/1/37	757,942	803,320
5.947% 6/1/36	901,398	970,591
Freddie Mac S.F. 15 yr
4.00% 2/1/24	545,306	570,039
4.00% 8/1/24	886,145	926,338
4.00% 2/1/25	959,608	1,004,933
4.50% 1/1/15	123,421	128,248
4.50% 2/1/15	70,986	73,763
4.50% 8/1/15	55,589	57,919
4.50% 12/1/19	305,859	324,872
4.50% 4/1/21	192,167	204,113
4.50% 1/1/23	384,924	405,305
4.50% 4/1/23	805,593	848,247
4.50% 5/1/23	1,520,568	1,601,078
4.50% 6/1/23	110,691	116,552
4.50% 12/1/23	146,293	154,038
4.50% 6/1/24	47,795	50,289
4.50% 7/1/24	1,511,747	1,590,607
4.50% 8/1/24	453,156	476,795
4.50% 11/1/24	1,350,910	1,421,380
4.50% 5/1/25	500,000	526,083
5.00% 1/1/22	1,313,854	1,396,557
5.00% 6/1/22	1,012,739	1,074,690
5.00% 4/1/23	1,131,981	1,201,226
5.50% 12/1/13	240,837	252,873
5.50% 11/1/17	3,328,383	3,582,023
5.50% 6/1/23	191,648	206,272
6.00% 12/1/22	598,034	648,056
6.00% 11/1/23	532,137	575,682
Freddie Mac S.F. 15 yr TBA
4.00% 10/1/25	2,000,000	2,087,500
4.50% 10/1/25	2,000,000	2,103,750
Freddie Mac S.F. 30 yr
4.00% 5/1/39	2,813,087	2,887,840
4.00% 2/1/40	494,467	507,607
4.00% 5/1/40	993,420	1,019,818
4.50% 2/1/39	801,733	835,189
4.50% 4/1/39	788,901	821,328
4.50% 5/1/39	570,436	595,508
4.50% 6/1/39	3,792,777	3,955,363
4.50% 7/1/39	925,861	964,496
4.50% 9/1/39	1,900,013	1,995,419
4.50% 10/1/39	1,246,491	1,297,543
4.50% 1/1/40	5,428,643	5,667,499
4.50% 2/1/40	3,403,416	3,553,217
4.50% 7/1/40	996,142	1,037,088
4.50% 9/1/40	2,500,000	2,602,762
5.00% 10/1/34	1,668,863	1,767,607
5.00% 8/1/35	982,443	1,038,224
5.00% 10/1/35	424,354	448,448
5.00% 11/1/35	324,863	343,308
5.00% 12/1/35	1,565,496	1,654,382
5.00% 2/1/37	668,390	703,834
5.00% 4/1/37	791,205	831,756
5.00% 5/1/37	1,471,193	1,546,596
5.00% 12/1/37	1,655,229	1,740,064
5.00% 6/1/38	322,161	338,673
5.00% 1/1/39	661,040	694,921
5.00% 3/1/39	2,515,654	2,659,784
5.00% 8/1/39	468,611	496,331
5.00% 9/1/39	3,302,858	3,476,845
5.00% 5/1/40	994,779	1,045,665
5.50% 8/1/33	367,537	394,441
5.50% 6/1/34	802,135	859,097
5.50% 6/1/35	579,226	620,359
5.50% 11/1/35	929,303	992,101
5.50% 1/1/37	701,849	746,645
5.50% 5/1/37	1,019,659	1,084,739
5.50% 7/1/37	278,875	298,320
5.50% 5/1/38	5,138,848	5,450,618
5.50% 6/1/38	298,372	316,699
5.50% 8/1/38	654,349	698,908
5.50% 12/1/38	869,227	921,937
5.50% 8/1/39	1,178,105	1,249,742
5.50% 12/1/39	2,289,203	2,429,589
5.50% 3/1/40	2,687,013	2,852,064
5.50% 4/1/40	3,997,999	4,243,577
6.00% 8/1/36	271,042	290,755
6.00% 11/1/36	528,334	569,237
6.00% 4/1/37	10,508	11,322
6.00% 8/1/37	711,115	763,724
6.00% 9/1/37	1,459,900	1,572,188
6.00% 10/1/37	535,035	574,618
6.00% 12/1/37	142,608	153,159
6.00% 6/1/38	297,842	319,534
6.00% 7/1/38	695,756	746,429
6.00% 8/1/38	1,415,204	1,518,274
6.00% 9/1/38	410,732	440,646
6.00% 10/1/38	978,973	1,050,274
6.00% 11/1/38	439,974	472,019
6.00% 3/1/39	576,236	618,204
6.00% 4/1/39	267,842	287,323
6.00% 9/1/39	733,954	787,336
6.00% 12/1/39	869,332	932,559
6.50% 11/1/36	2,009,454	2,194,441
6.50% 8/1/37	681,366	744,092
6.50% 10/1/37	212,434	231,658
6.50% 6/1/38	281,868	307,376
6.50% 4/1/39	1,334,334	1,455,085
Freddie Mac S.F. 30 yr TBA
4.00% 10/1/40	1,500,000	1,537,968
5.00% 10/1/40	4,000,000	4,201,248
6.00% 9/1/40	5,000,000	5,355,475
6.00% 10/1/40	2,000,000	2,144,062
Government National Mortgage Association S.F. 30 yr
4.00% 6/15/39	475,513	492,587
4.00% 7/15/39	483,257	500,609
4.00% 8/15/39	480,337	497,584
4.50% 4/15/39	1,354,674	1,427,867
4.50% 5/15/39	463,075	489,571
4.50% 6/15/39	2,117,871	2,232,301
4.50% 9/15/39	2,408,358	2,538,484
4.50% 10/15/39	1,975,946	2,100,125
4.50% 1/15/40	5,198,101	5,486,228
4.50% 6/15/40	1,493,998	1,579,397
5.00% 3/15/35	324,741	347,526
5.00% 8/15/38	213,876	228,080
5.00% 6/15/39	3,334,166	3,563,917
5.00% 9/15/39	6,697,326	7,168,330
5.00% 10/15/39	665,676	712,372
5.00% 11/15/39	1,427,889	1,527,612
5.00% 1/15/40	2,909,180	3,112,364
5.00% 2/15/40	1,945,168	2,081,026
5.00% 4/15/40	1,967,500	2,098,164
5.50% 4/15/37	329,039	354,933
5.50% 7/15/37	227,884	245,390
5.50% 2/15/38	1,674,487	1,805,086
5.50% 8/15/38	438,208	471,735
5.50% 12/15/38	746,658	803,783
5.50% 1/15/39	1,152,259	1,240,418
5.50% 7/15/39	83,452	89,836
5.50% 10/15/39	2,311,573	2,488,669
5.50% 4/15/40	3,308,981	3,577,485
6.00% 5/15/37	601,210	653,537
6.00% 1/15/38	973,642	1,058,081
6.00% 5/15/38	513,119	560,425
6.00% 7/15/38	1,028,602	1,118,094
6.00% 8/15/38	189,450	205,880
6.00% 10/15/38	87,949	95,576
6.00% 11/15/38	622,419	676,398
6.00% 12/15/38	144,154	156,656
6.00% 1/15/39	303,824	330,173
6.00% 6/15/39	58,390	63,540
6.00% 8/15/39	56,488	61,387
6.00% 10/15/39	91,559	99,499
6.50% 8/15/37	527,017	580,266
6.50% 3/15/38	65,508	72,117
6.50% 5/15/38	107,679	118,542
6.50% 7/15/38	186,993	205,857
6.50% 8/15/38	19,454	21,417
6.50% 9/15/38	215,322	237,104
6.50% 10/15/38	176,807	194,653
6.50% 8/15/39	84,713	93,260
Government National Mortgage Association S.F. 30 yr TBA
4.50% 10/1/40	5,500,000	5,785,314
5.50% 10/1/40	3,500,000	3,762,500
6.00% 10/1/40	2,500,000	2,712,500
Total Agency Mortgage-Backed Securities (Cost $349,431,072)		357,913,221
Agency Obligations – 5.83%
Fannie Mae
0.80% 8/16/12	100,000	100,094
0.85% 8/17/12	100,000	100,131
1.00% 11/23/11	310,000	312,380
1.00% 7/27/12	100,000	100,036
1.00% 10/15/13	100,000	99,815
1.125% 10/8/13	100,000	100,062
1.20% 9/27/13	200,000	200,571
1.25% 7/29/13	200,000	200,793
1.25% 8/16/13	100,000	100,232
1.25% 8/23/13	200,000	200,346
1.30% 5/25/12	200,000	200,846
1.35% 8/16/13	100,000	100,252
1.35% 2/24/14	100,000	100,236
1.375% 7/19/13	200,000	201,056
1.50% 6/26/13	300,000	305,863
1.50% 7/19/13	200,000	200,423
1.55% 8/12/14	100,000	100,157
1.75% 8/10/12	2,000,000	2,046,009
1.75% 12/28/12	200,000	201,071
1.75% 2/22/13	500,000	513,025
1.75% 5/7/13	1,000,000	1,027,180
1.80% 3/15/13	100,000	100,533
1.85% 3/25/13	100,000	100,571
1.875% 4/20/12	2,000,000	2,044,451
1.875% 10/29/12	100,000	100,096
1.875% 5/6/13	100,000	100,754
1.875% 10/15/15	100,000	100,002
2.00% 1/9/12	700,000	714,416
2.00% 4/15/13	100,000	100,718
2.00% 5/10/13	200,000	200,293
2.00% 6/24/13	100,000	100,864
2.00% 8/5/15	100,000	101,119
2.00% 8/24/15	100,000	100,757
2.00% 9/30/15	200,000	200,116
2.00% 3/28/16	100,000	100,249
2.05% 1/28/13	100,000	100,398
2.125% 1/25/13	100,000	100,422
2.15% 8/12/15	100,000	100,156
2.25% 2/24/12	100,000	100,708
2.25% 3/28/16	100,000	100,326
2.35% 9/23/16	100,000	100,688
2.50% 4/29/14	100,000	100,132
2.50% 5/15/14	1,000,000	1,049,429
2.60% 1/27/16	100,000	100,134
2.625% 11/20/14	700,000	738,732
2.75% 2/5/14	500,000	529,480
2.75% 3/13/14	200,000	211,994
3.00% 7/28/14	200,000	203,680
3.00% 9/16/14	500,000	535,066
3.00% 9/29/14	400,000	409,476
3.125% 11/10/14	100,000	100,321
3.125% 1/21/15	100,000	100,729
3.125% 5/19/15	200,000	200,672
3.625% 2/12/13	1,500,000	1,604,830
4.00% 1/20/17	350,000	353,603
4.00% 9/30/25	100,000	100,242
4.30% 3/30/20	100,000	101,773
4.625% 10/15/13	800,000	890,427
4.625% 10/15/14	500,000	567,093
5.00% 2/16/12	400,000	424,983
5.00% 2/13/17	2,250,000	2,645,007
5.00% 5/11/17	500,000	589,671
5.375% 6/12/17	600,000	722,029
5.625% 7/15/37	100,000	123,429
6.00% 3/9/20	100,000	104,899
6.00% 4/18/36	100,000	114,928
6.25% 5/15/29	250,000	327,794
6.625% 11/15/30	300,000	414,015
7.125% 1/15/30	150,000	215,195
7.25% 5/15/30	200,000	291,932
Federal Farm Credit Bank
0.79% 9/27/12	100,000	100,061
1.11% 6/14/12	100,000	100,501
1.125% 10/3/11	300,000	302,159
1.375% 6/25/13	100,000	101,833
1.40% 10/28/13	200,000	200,155
1.75% 2/21/13	500,000	511,242
1.875% 12/7/12	100,000	102,665
2.125% 6/18/12	100,000	102,742
2.375% 4/28/14	100,000	101,009
3.00% 9/22/14	300,000	321,907
4.70% 8/10/15	235,000	269,220
5.125% 8/25/16	100,000	119,192
Federal Home Loan Banks
0.85% 12/21/12	200,000	200,035
0.875% 7/20/12	100,000	100,026
1.00% 12/28/11	1,150,000	1,158,987
1.00% 5/24/13	100,000	100,005
1.125% 5/18/12	500,000	505,444
1.125% 8/16/13	200,000	200,014
1.50% 1/16/13	1,000,000	1,020,032
1.625% 3/20/13	200,000	204,687
1.75% 12/14/12	500,000	512,087
1.85% 12/21/12	100,000	100,254
2.00% 10/5/12	400,000	400,075
2.25% 4/13/12	500,000	513,870
3.375% 2/27/13	250,000	266,231
3.625% 10/18/13	1,500,000	1,628,966
4.00% 9/6/13	250,000	272,901
4.125% 3/13/20	200,000	221,336
4.625% 10/10/12	1,500,000	1,625,045
4.875% 11/18/11	500,000	525,362
4.875% 5/17/17	200,000	234,680
5.00% 11/17/17	1,700,000	2,016,818
5.125% 8/14/13	200,000	224,948
5.375% 5/18/16	500,000	597,559
5.50% 8/13/14	1,500,000	1,749,625
5.50% 7/15/36	200,000	245,580
Financing Corporation 10.70% 10/6/17	150,000	229,944
Freddie Mac
0.825% 12/30/11	100,000	100,120
1.00% 7/26/12	100,000	100,160
1.00% 8/28/12	1,000,000	1,009,560
1.125% 12/15/11	1,250,000	1,261,544
1.125% 4/25/12	100,000	101,086
1.125% 1/14/13	500,000	501,570
1.15% 8/23/13	100,000	100,147
1.30% 7/26/13	250,000	250,512
1.35% 3/28/14	100,000	100,284
1.375% 1/9/13	500,000	508,623
1.45% 2/24/14	100,000	100,346
1.50% 7/26/13	200,000	200,505
1.50% 10/28/13	200,000	200,602
1.625% 4/15/13	500,000	511,653
1.625% 1/21/14	100,000	100,878
1.70% 12/17/12	100,000	100,238
1.75% 6/15/12	500,000	510,973
1.875% 3/8/13	100,000	100,536
2.00% 11/5/12	100,000	100,138
2.00% 5/3/13	100,000	100,128
2.00% 4/7/14	200,000	201,718
2.00% 8/25/15	100,000	100,385
2.125% 3/23/12	2,000,000	2,049,861
2.125% 8/25/15	100,000	100,480
2.25% 8/12/15	100,000	101,275
2.25% 8/18/15	100,000	100,207
2.375% 7/28/15	100,000	100,595
2.50% 4/8/13	50,000	50,536
2.50% 1/7/14	800,000	840,240
2.50% 4/23/14	1,000,000	1,052,083
2.50% 1/14/16	100,000	100,534
2.875% 2/9/15	500,000	532,846
3.00% 7/28/14	500,000	534,767
3.00% 12/30/14	100,000	100,692
3.75% 3/27/19	700,000	762,540
4.125% 12/21/12	1,000,000	1,077,187
4.125% 9/27/13	1,500,000	1,646,414
4.50% 1/15/14	500,000	557,495
4.75% 11/17/15	500,000	578,618
4.875% 6/13/18	650,000	764,901
5.00% 7/15/14	500,000	570,580
5.00% 4/18/17	500,000	590,065
5.25% 4/18/16	500,000	591,650
5.625% 11/23/35	100,000	110,158
6.25% 7/15/32	250,000	336,810
6.75% 9/15/29	100,000	137,562
6.75% 3/15/31	300,000	419,735
Tennessee Valley Authority
4.70% 7/15/33	200,000	219,146
4.75% 8/1/13	500,000	554,067
4.875% 12/15/16	100,000	116,087
5.25% 9/15/39	75,000	87,393
5.375% 4/1/56	100,000	120,190
5.50% 7/18/17	100,000	120,680
5.88% 4/1/36	75,000	94,435
6.00% 3/15/13	100,000	112,851
6.15% 1/15/38	100,000	130,172
7.125% 5/1/30	100,000	141,078
Total Agency Obligations (Cost $61,749,809)		64,202,743
Commercial Mortgage-Backed Securities – 2.97%
Bank of America Commercial Mortgage Securities
Series 2005-4 A5A 4.933% 7/10/45	500,000	530,624
Series 2006-6 A3 5.369% 10/10/45	250,000	261,618
Series 2006-6 A4 5.356% 10/10/45	450,000	472,819
•Series 2007-2 A2 5.634% 4/10/49	500,000	519,262
•Series 2007-2 A4 5.869% 4/10/49	400,000	409,326
•Series 2007-3 A4 5.658% 6/10/49	200,000	206,392
Series 2007-5 A4 5.492% 2/10/51	25,000	26,174
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6 A2 6.46% 10/15/36	345,098	363,696
Series 2004-PWR3 A3 4.487% 2/11/41	79,100	80,291
Series 2004-T14 A3 4.80% 1/12/41	78,581	81,144
•Series 2004-T14 A4 5.20% 1/12/41	190,000	205,667
•Series 2004-T16 A6 4.75% 2/13/46	400,000	426,096
•Series 2006-PW12 A4 5.723% 9/11/38	100,000	111,638
Series 2006-PW13 A4 5.54% 9/11/41	150,000	163,996
Series 2006-T24 A4 5.537% 10/12/41	500,000	551,869
•Series 2007-PW16 A4 5.717% 6/11/40	250,000	271,458
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	539,748
•Citigroup Commercial Mortgage Trust
Series 2007-C6 A4 5.699% 12/10/49	400,000	428,230
Series 2008-C7 A2B 6.091% 12/10/49	200,000	213,926
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.548% 1/15/46	650,000	700,599
Series 2006-CD3 A5 5.617% 10/15/48	500,000	544,192
Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,433,764
◆•Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	250,000	272,885
Series 2006-C7 A4 5.768% 6/10/46	599,000	663,706
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	451,226
Credit Suisse First Boston Mortgage Securities
•Series 2004-C1 A4 4.75% 1/15/37	250,000	264,083
Series 2004-C2 A1 3.819% 5/15/36	85,391	86,487
•Series 2004-C2 A2 5.416% 5/15/36	250,000	274,078
•Series 2005-C1 A4 5.014% 2/15/38	200,000	214,807
•Series 2005-C5 A4 5.10% 8/15/38	250,000	270,816
•Credit Suisse Mortgage Capital Certificates
Series 2006-C3 A3 6.02% 6/15/38	1,034,000	1,132,486
Series 2007-C3 A4 5.91% 6/15/39	225,000	224,255
Series 2007-C5 A3 5.694% 9/15/40	250,000	260,902
Series 2008-C1 A3 6.422% 2/15/41	200,000	210,920
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.336% 11/10/45	250,000	273,342
Series 2007-C1 A4 5.543% 12/10/49	725,000	740,641
GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	150,000	162,862
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	525,000	572,662
Series 2005-GG4 A4 4.761% 7/10/39	445,450	467,895
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	107,674
•Series 2007-GG10 A4 5.808% 8/10/45	500,000	522,522
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.799% 8/10/42	250,000	266,561
•Series 2006-GG7 A4 5.883% 7/10/38	500,000	547,832
Series 2007-GG9 A2 5.381% 3/10/39	346,076	358,611
Series 2007-GG11 A2 5.597% 12/10/49	245,000	259,156
Series 2007-GG11 A4 5.736% 12/10/49	100,000	104,653
JPMorgan Chase Commercial Mortgage Securities
•Series 2003-CB7 A4 4.879% 1/12/38	250,000	268,031
•Series 2004-C2 A3 5.404% 5/15/41	150,000	162,269
•Series 2004-PNC1 A4 5.346% 6/12/41	300,000	324,714
•Series 2005-CB11 A4 5.335% 8/12/37	500,000	546,137
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	132,829
•Series 2005-LDP5 A3 5.392% 12/15/44	200,000	216,138
•Series 2005-CB13 AM 5.322% 1/12/43	500,000	460,418
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	272,178
Series 2006-CB17 A4 5.429% 12/12/43	365,000	388,725
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	107,719
Series 2007-LD12 A2 5.827% 2/15/51	500,000	523,355
Series 2007-LDPX A2S 5.305% 1/15/49	650,000	664,671
LB-UBS Commercial Mortgage Trust
Series 2004-C2 A4 4.367% 3/15/36	250,000	260,655
Series 2004-C8 A4 4.51% 12/15/29	250,000	256,613
•Series 2005-C7 A4 5.197% 11/15/30	200,000	218,676
•Series 2006-C4 A4 5.08% 6/15/38	918,000	1,011,458
Series 2006-C6 A4 5.372% 9/15/39	250,000	272,009
•Series 2007-C6 A4 5.858% 7/15/40	600,000	625,973
•Series 2007-C7 A3 5.866% 9/15/45	925,000	978,548
•Series 2008-C1 A2 6.324% 4/15/41	350,000	387,931
Merrill Lynch Mortgage Trust
•Series 2004-BPC1 A3 4.467% 10/1/41	250,000	255,526
•Series 2004-KEY2 A4 4.864% 8/12/39	150,000	157,612
•Series 2007-C1 A4 6.02% 6/12/50	255,000	272,706
Series 2008-C1 A3 5.71% 2/12/51	500,000	539,733
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	200,000	203,942
•Series 2006-4 A3 5.172% 12/12/49	250,000	258,963
Series 2007-5 A4 5.378% 8/12/48	320,000	319,066
Morgan Stanley Capital I
Series 2003-IQ6 A4 4.97% 12/15/41	250,000	269,724
Series 2004-T15 A3 5.03% 6/13/41	250,000	260,597
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	488,341
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	799,285
•Series 2007-HQ12 A4 5.814% 4/12/49	200,000	205,052
•Series 2007-HQ12 A5 5.814% 4/12/49	250,000	242,972
•Series 2007-IQ15 A4 5.88% 6/11/49	250,000	267,395
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36	250,000	264,561
Wachovia Bank Commercial Mortgage Trust
•Series 2003-C8 A4 4.964% 11/15/35	350,000	379,130
•Series 2003-C9 A4 5.012% 12/15/35	300,000	325,314
Series 2004-C14 A2 4.368% 8/15/41	154,124	160,321
•Series 2006-C27 AM 5.795% 7/15/45	250,000	246,077
Series 2007-C31 A2 5.421% 4/15/47	250,000	259,784
•Series 2007-C32 A3 5.933% 6/15/49	200,000	199,987
•Series 2007-C33 A5 6.102% 2/15/51	500,000	515,169
Series 2007-C34 A3 5.678% 5/15/46	500,000	519,281
Total Commercial Mortgage-Backed Securities (Cost $28,852,467)		32,743,176
Corporate Bonds – 20.32%
Aerospace & Defense – 0.32%
Boeing
1.875% 11/20/12	100,000	102,130
3.50% 2/15/15	100,000	108,257
4.875% 2/15/20	200,000	228,908
5.00% 3/15/14	100,000	112,614
6.00% 3/15/19	100,000	120,862
6.125% 2/15/33	50,000	59,288
6.875% 3/15/39	100,000	129,668
Embraer Overseas 6.375% 1/15/20	100,000	110,000
General Dynamics
4.25% 5/15/13	50,000	54,405
5.25% 2/1/14	100,000	112,972
Goodrich
4.875% 3/1/20	50,000	55,914
6.125% 3/1/19	100,000	119,815
Honeywell International
3.875% 2/15/14	155,000	169,065
4.25% 3/1/13	50,000	54,122
5.00% 2/15/19	100,000	115,771
5.30% 3/1/18	100,000	117,147
5.70% 3/15/37	100,000	116,812
L-3 Communications 4.75% 7/15/20	100,000	105,088
Lockheed Martin
4.121% 3/14/13	100,000	107,280
4.25% 11/15/19	100,000	109,220
5.50% 11/15/39	100,000	110,660
6.15% 9/1/36	50,000	59,319
Northrop Grumman 3.70% 8/1/14	30,000	32,203
Northrop Grumman Systems 7.875% 3/1/26	100,000	135,117
Raytheon
4.40% 2/15/20	100,000	111,566
6.40% 12/15/18	50,000	61,231
Rockwell Collins 5.25% 7/15/19	50,000	56,784
United Technologies
4.50% 4/15/20	210,000	235,940
4.875% 5/1/15	100,000	114,692
5.375% 12/15/17	50,000	58,823
6.125% 2/1/19	100,000	123,927
6.125% 7/15/38	200,000	242,412
		3,552,012
Air Freight & Logistics – 0.06%
FedEx 8.00% 1/15/19	100,000	130,037
United Parcel Service
3.875% 4/1/14	100,000	109,269
4.50% 1/15/13	50,000	54,136
5.125% 4/1/19	200,000	235,826
6.20% 1/15/38	105,000	129,908
		659,176
Airlines – 0.05%
Continental Airlines 9.00% 7/8/16	191,916	218,783
◆Delta Air Lines Pass Through Trust
2009-1 Class A 7.75% 12/17/19	98,361	109,181
2010-1 Class A 6.20% 7/2/18	100,000	104,000
Southwest Airlines 5.125% 3/1/17	100,000	105,166
		537,130
Auto Components – 0.02%
Johnson Controls
5.00% 3/30/20	100,000	110,110
5.50% 1/15/16	100,000	113,449
		223,559
Automobiles – 0.04%
Daimler Finance North America
6.50% 11/15/13	150,000	171,697
8.50% 1/18/31	200,000	275,678
		447,375
Beverages – 0.44%
Anheuser-Busch
4.95% 1/15/14	50,000	54,502
6.45% 9/1/37	100,000	118,728
Anheuser-Busch InBev World
3.00% 10/15/12	200,000	207,759
4.125% 1/15/15	475,000	511,821
5.375% 1/15/20	650,000	735,076
6.375% 1/15/40	200,000	242,556
Bottling Group
4.625% 11/15/12	100,000	107,700
5.125% 1/15/19	200,000	229,911
6.95% 3/15/14	100,000	118,646
Coca-Cola
3.625% 3/15/14	100,000	108,168
5.35% 11/15/17	200,000	235,799
Coca-Cola Enterprises
4.25% 3/1/15	100,000	110,891
6.75% 9/15/28	100,000	127,713
7.375% 3/3/14	100,000	120,301
8.50% 2/1/12	50,000	54,726
Coca-Cola HBC Finance 5.125% 9/17/13	50,000	54,548
Diageo Capital
4.828% 7/15/20	100,000	112,521
5.75% 10/23/17	100,000	118,195
5.875% 9/30/36	100,000	115,456
Diageo Finance
3.25% 1/15/15	100,000	105,859
5.30% 10/28/15	100,000	115,287
5.50% 4/1/13	100,000	110,419
Dr. Pepper Snapple Group
1.70% 12/21/11	100,000	100,806
2.35% 12/21/12	100,000	102,663
PepsiAmericas 4.375% 2/15/14	100,000	110,136
PepsiCo
4.50% 1/15/20	100,000	111,715
4.65% 2/15/13	200,000	218,092
5.00% 6/1/18	50,000	57,679
5.50% 1/15/40	50,000	57,480
7.90% 11/1/18	200,000	266,876
		4,842,029
Biotechnology – 0.10%
Amgen
4.50% 3/15/20	50,000	55,498
4.85% 11/18/14	50,000	56,591
5.75% 3/15/40	100,000	113,770
6.15% 6/1/18	100,000	121,989
6.375% 6/1/37	100,000	122,067
6.40% 2/1/39	50,000	60,756
Biogen Idec 6.875% 3/1/18	100,000	117,518
Genentech
4.75% 7/15/15	100,000	113,273
5.25% 7/15/35	50,000	53,729
#Genzyme 144A 5.00% 6/15/20	100,000	111,410
Life Technologies
4.40% 3/1/15	100,000	106,779
6.00% 3/1/20	50,000	56,744
		1,090,124
Building Products – 0.05%
CRH America
5.30% 10/15/13	100,000	107,414
6.95% 3/15/12	100,000	106,784
8.125% 7/15/18	125,000	150,953
Lafarge 6.50% 7/15/16	100,000	108,051
Owens Corning 7.00% 12/1/36	100,000	101,009
		574,211
Capital Markets – 2.54%
Ameriprise Financial 7.30% 6/28/19	200,000	248,305
Bank of New York Mellon
4.30% 5/15/14	230,000	252,746
4.50% 4/1/13	100,000	108,620
4.95% 11/1/12	100,000	108,512
4.95% 3/15/15	50,000	55,911
5.45% 5/15/19	100,000	116,929
Bear Stearns
4.65% 7/2/18	100,000	105,447
5.30% 10/30/15	200,000	223,371
5.35% 2/1/12	100,000	105,730
5.55% 1/22/17	300,000	327,607
5.70% 11/15/14	250,000	282,146
6.40% 10/2/17	100,000	116,644
6.95% 8/10/12	200,000	221,187
7.25% 2/1/18	300,000	365,977
BlackRock
3.50% 12/10/14	100,000	106,216
5.00% 12/10/19	100,000	110,442
6.25% 9/15/17	100,000	119,750
China Development Bank 5.00% 10/15/15	100,000	112,512
Comerica Bank 5.75% 11/21/16	100,000	112,378
Credit Suisse USA
4.875% 1/15/15	100,000	110,513
5.125% 8/15/15	200,000	224,557
5.85% 8/16/16	100,000	116,230
6.125% 11/15/11	200,000	211,663
6.50% 1/15/12	250,000	267,555
7.125% 7/15/32	100,000	128,892
Deutsche Bank London
2.375% 1/11/13	200,000	204,705
4.875% 5/20/13	250,000	271,735
5.375% 10/12/12	25,000	27,219
6.00% 9/1/17	500,000	577,204
Export-Import Bank Korea
4.125% 9/9/15	100,000	105,271
5.125% 6/29/20	100,000	108,094
5.50% 10/17/12	100,000	107,076
5.875% 1/14/15	200,000	223,947
8.125% 1/21/14	200,000	235,097
Goldman Sachs Capital I 6.345% 2/15/34	200,000	193,370
•Goldman Sachs Capital II 5.793% 12/29/49	100,000	85,375
Goldman Sachs Group
2.15% 3/15/12	100,000	102,440
3.25% 6/15/12	400,000	418,366
3.625% 8/1/12	145,000	150,990
3.70% 8/1/15	400,000	409,695
4.75% 7/15/13	100,000	107,435
5.125% 1/15/15	200,000	216,721
5.15% 1/15/14	300,000	325,892
5.35% 1/15/16	150,000	165,103
5.375% 3/15/20	200,000	211,194
5.45% 11/1/12	200,000	215,799
5.625% 1/15/17	200,000	212,068
5.95% 1/18/18	200,000	219,993
6.00% 5/1/14	230,000	256,809
6.00% 6/15/20	500,000	550,966
6.125% 2/15/33	50,000	54,567
6.15% 4/1/18	200,000	222,179
6.25% 9/1/17	200,000	224,477
6.60% 1/15/12	350,000	373,137
6.75% 10/1/37	500,000	521,354
7.50% 2/15/19	225,000	268,124
Jefferies Group 8.50% 7/15/19	100,000	116,296
KFW
1.25% 6/15/12	200,000	202,735
1.875% 1/14/13	500,000	513,543
2.00% 1/17/12	200,000	203,576
2.25% 4/16/12	200,000	205,240
2.625% 3/3/15	200,000	211,659
2.75% 10/21/14	300,000	317,169
3.25% 10/14/11	300,000	308,928
3.25% 3/15/13	100,000	106,036
3.50% 5/16/13	1,000,000	1,070,963
3.50% 3/10/14	300,000	325,092
4.00% 10/15/13	100,000	109,135
4.00% 1/27/20	500,000	553,096
4.125% 10/15/14	100,000	110,903
^4.349% 6/29/37	100,000	31,444
4.375% 3/15/18	200,000	228,640
4.50% 7/16/18	300,000	345,772
4.75% 5/15/12	300,000	320,086
4.875% 1/17/17	300,000	350,816
4.875% 6/17/19	200,000	235,864
5.125% 3/14/16	100,000	117,547
^5.241% 4/18/36	100,000	33,549
Korea Development Bank
5.30% 1/17/13	100,000	106,900
8.00% 1/23/14	200,000	234,124
Lazard Group 7.125% 5/15/15	100,000	109,201
Merrill Lynch
5.00% 1/15/15	400,000	426,399
5.45% 2/5/13	200,000	214,907
5.70% 5/2/17	100,000	103,565
6.05% 5/16/16	200,000	213,132
6.11% 1/29/37	200,000	196,174
6.15% 4/25/13	100,000	109,338
6.22% 9/15/26	150,000	152,765
6.40% 8/28/17	200,000	219,169
6.875% 4/25/18	550,000	617,854
7.75% 5/14/38	200,000	232,691
Morgan Stanley
1.95% 6/20/12	200,000	204,974
2.25% 3/13/12	200,000	205,192
3.25% 12/1/11	200,000	206,597
4.00% 7/24/15	100,000	102,025
4.10% 1/26/15	100,000	103,414
4.75% 4/1/14	300,000	313,562
5.30% 3/1/13	250,000	269,386
5.375% 10/15/15	200,000	214,835
5.45% 1/9/17	100,000	105,600
5.50% 7/24/20	100,000	103,217
5.55% 4/27/17	350,000	371,387
5.625% 1/9/12	200,000	210,683
5.625% 9/23/19	200,000	208,596
5.75% 10/18/16	200,000	216,459
5.95% 12/28/17	300,000	322,728
6.00% 5/13/14	300,000	329,624
6.00% 4/28/15	300,000	330,161
6.25% 8/9/26	100,000	105,696
6.625% 4/1/18	200,000	222,062
7.25% 4/1/32	100,000	116,931
7.30% 5/13/19	300,000	345,619
Morgan Stanley Dean Witter 6.60% 4/1/12	200,000	215,161
Nomura Holdings
5.00% 3/4/15	100,000	108,114
6.70% 3/4/20	83,000	95,017
Northern Trust
4.625% 5/1/14	25,000	27,745
5.50% 8/15/13	100,000	112,509
Oesterreichische Kontrolbank
4.75% 10/16/12	550,000	593,564
4.875% 2/16/16	200,000	228,862
Raymond James Financial 8.60% 8/15/19	200,000	240,014
Rentenbank
1.875% 9/24/12	200,000	204,632
3.25% 3/15/13	200,000	211,572
4.125% 7/15/13	200,000	217,175
5.125% 2/1/17	200,000	235,082
Schwab (Charles)
4.45% 7/22/20	100,000	104,729
4.95% 6/1/14	100,000	111,193
UFJ Finance Aruba 6.75% 7/15/13	85,000	95,864
		27,990,531
Chemicals – 0.32%
Agrium 6.75% 1/15/19	100,000	118,496
Air Products & Chemicals 4.375% 8/21/19	50,000	53,332
Airgas 2.85% 10/1/13	50,000	51,087
Cabot 5.00% 10/1/16	50,000	54,823
Dow Chemical
4.85% 8/15/12	100,000	105,882
5.90% 2/15/15	200,000	223,233
7.375% 11/1/29	25,000	28,997
7.60% 5/15/14	100,000	116,898
8.55% 5/15/19	255,000	322,501
9.40% 5/15/39	100,000	141,987
duPont (E.I.) deNemours
3.25% 1/15/15	100,000	107,073
4.75% 11/15/12	100,000	107,698
5.00% 7/15/13	50,000	55,730
5.25% 12/15/16	25,000	29,320
5.75% 3/15/19	100,000	119,431
5.875% 1/15/14	200,000	229,039
6.00% 7/15/18	200,000	241,293
6.50% 1/15/28	50,000	60,330
Eastman Chemical 7.60% 2/1/27	100,000	122,238
Lubrizol 8.875% 2/1/19	50,000	65,060
Monsanto
5.125% 4/15/18	25,000	28,541
5.875% 4/15/38	50,000	57,199
7.375% 8/15/12	50,000	55,657
Potash
3.75% 9/30/15	120,000	124,353
4.875% 3/30/20	10,000	10,651
6.50% 5/15/19	145,000	169,774
PPG Industries 7.70% 3/15/38	96,000	128,863
Praxair
2.125% 6/14/13	100,000	102,872
4.50% 8/15/19	100,000	110,436
4.625% 3/30/15	101,000	113,453
Rohm & Haas 5.60% 3/15/13	125,000	134,752
RPM International 6.125% 10/15/19	50,000	54,444
Valspar 7.25% 6/15/19	50,000	61,028
		3,506,471
Commercial Banks – 1.78%
•Abbey National Capital Trust I 8.963% 12/29/49	100,000	109,109
American Express Bank FSB
3.15% 12/9/11	350,000	360,973
5.50% 4/16/13	200,000	217,822
American Express Centurion Bank
5.95% 6/12/17	100,000	113,894
6.00% 9/13/17	100,000	114,226
Bank of America North America
5.30% 3/15/17	150,000	154,591
6.00% 10/15/36	100,000	99,671
Bank of Montreal 2.125% 6/28/13	100,000	103,261
Bank of Nova Scotia
2.25% 1/22/13	80,000	82,352
2.375% 12/17/13	200,000	206,952
3.40% 1/22/15	100,000	106,920
Bank of West/San Francisco 2.15% 3/27/12	100,000	102,510
Bank One 8.00% 4/29/27	100,000	128,033
Barclays Bank
2.50% 1/23/13	200,000	204,458
5.00% 9/22/16	150,000	164,332
5.125% 1/8/20	200,000	216,632
5.20% 7/10/14	200,000	221,916
5.45% 9/12/12	100,000	108,365
6.75% 5/22/19	200,000	238,074
BB&T
3.375% 9/25/13	100,000	105,052
3.95% 4/29/16	100,000	105,919
4.75% 10/1/12	100,000	105,948
4.90% 6/30/17	100,000	106,008
5.20% 12/23/15	100,000	110,140
5.70% 4/30/14	100,000	112,412
BNP Paribas 3.25% 3/11/15	100,000	103,752
BNP Paribas US Medium-Term Program 2.125% 12/21/12	100,000	102,264
Canadian Imperial Bank of Commerce 1.45% 9/13/13	100,000	100,740
Capital One Financial
6.15% 9/1/16	100,000	109,772
6.75% 9/15/17	100,000	120,361
7.375% 5/23/14	200,000	233,660
Citibank North America
1.75% 12/28/12	100,000	102,501
1.875% 5/7/12	300,000	306,378
Comerica 3.00% 9/16/15	100,000	101,326
Compass Bank 6.40% 10/1/17	100,000	106,070
Credit Suisse 5.40% 1/14/20	200,000	213,743
Credit Suisse/New York
3.45% 7/2/12	100,000	104,036
3.50% 3/23/15	200,000	210,605
4.375% 8/5/20	200,000	204,659
5.00% 5/15/13	300,000	327,031
5.30% 8/13/19	100,000	110,981
5.50% 5/1/14	250,000	280,274
6.00% 2/15/18	200,000	221,205
Discover Bank/Greenwood 8.70% 11/18/19	100,000	118,188
Fifth Third Bancorp
5.45% 1/15/17	100,000	105,047
6.25% 5/1/13	100,000	109,558
8.25% 3/1/38	100,000	119,251
HSBC Bank USA
3.125% 12/16/11	150,000	154,895
4.625% 4/1/14	200,000	214,485
5.875% 11/1/34	100,000	104,624
7.00% 1/15/39	100,000	120,804
HSBC Holdings
6.50% 5/2/36	200,000	223,398
6.50% 9/15/37	200,000	225,040
6.80% 6/1/38	100,000	116,374
#ICICI Bank/Bahrain 144A 6.625% 10/3/12	100,000	107,170
JPMorgan Chase Bank 6.00% 10/1/17	350,000	397,862
KeyBank
3.20% 6/15/12	100,000	104,577
5.45% 3/3/16	100,000	107,338
5.80% 7/1/14	150,000	163,683
KeyCorp 3.75% 8/13/15	100,000	102,143
Marshall & Ilsley Bank 4.85% 6/16/15	100,000	97,239
National City
4.90% 1/15/15	300,000	331,174
6.875% 5/15/19	100,000	117,498
National City Bank/Cleveland 6.20% 12/15/11	100,000	105,556
PNC Bank 6.875% 4/1/18	150,000	176,491
PNC Funding
2.30% 6/22/12	150,000	154,584
5.125% 2/8/20	100,000	108,460
5.25% 11/15/15	200,000	222,384
Regions Bank/Birmingham
3.25% 12/9/11	150,000	154,915
7.50% 5/15/18	100,000	105,516
Regions Financial 7.75% 11/10/14	200,000	216,835
Royal Bank of Canada
2.10% 7/29/13	200,000	206,077
2.625% 12/15/15	100,000	103,810
Royal Bank of Scotland
3.95% 9/21/15	200,000	202,317
4.875% 3/16/15	200,000	210,624
5.00% 10/1/14	100,000	100,315
6.40% 10/21/19	300,000	327,014
Sovereign Bank 2.75% 1/17/12	100,000	103,001
SunTrust Bank
3.00% 11/16/11	150,000	154,156
5.00% 9/1/15	39,000	42,288
UBS AG/Stamford
2.25% 8/12/13	250,000	252,705
4.875% 8/4/20	245,000	258,839
5.75% 4/25/18	200,000	226,136
5.875% 7/15/16	200,000	221,837
5.875% 12/20/17	200,000	226,634
UnionBanCal 5.25% 12/16/13	40,000	43,747
US Bancorp
1.375% 9/13/13	200,000	201,063
1.80% 5/15/12	100,000	102,128
2.45% 7/27/15	200,000	205,637
3.15% 3/4/15	100,000	105,812
4.20% 5/15/14	100,000	109,677
USB Capital XIII Trust 6.625% 12/15/39	50,000	51,304
Wachovia
5.30% 10/15/11	325,000	340,347
5.625% 10/15/16	100,000	111,393
5.75% 2/1/18	100,000	114,131
Wachovia Bank
4.875% 2/1/15	250,000	271,040
5.85% 2/1/37	150,000	154,660
6.00% 11/15/17	300,000	343,398
6.60% 1/15/38	200,000	227,748
Wells Fargo
2.125% 6/15/12	100,000	102,817
3.00% 12/9/11	250,000	257,578
3.75% 10/1/14	200,000	212,124
4.375% 1/31/13	250,000	266,952
4.95% 10/16/13	500,000	541,772
5.125% 9/1/12	500,000	533,861
5.25% 10/23/12	200,000	216,541
5.625% 12/11/17	150,000	171,104
•Wells Fargo Capital XIII 7.70% 12/29/49	200,000	208,500
•Wells Fargo Capital XV 9.75% 12/29/49	200,000	221,000
Westpac Banking
2.25% 11/19/12	100,000	101,984
3.00% 8/4/15	300,000	306,751
4.20% 2/27/15	100,000	107,584
4.875% 11/19/19	100,000	107,404
Zions Bancorporation 7.75% 9/23/14	100,000	106,050
		19,623,877
Commercial Services & Supplies – 0.12%
Allied Waste North America 6.875% 6/1/17	50,000	55,262
Block Financial 5.125% 10/30/14	100,000	103,208
Browning-Ferris Industries 7.40% 9/15/35	100,000	124,299
Donnelley & Sons (R.H.)
8.60% 8/15/16	100,000	116,524
11.25% 2/1/19	50,000	63,060
Equifax 4.45% 12/1/14	50,000	53,399
Pitney Bowes
4.75% 1/15/16	100,000	106,098
4.75% 5/15/18	100,000	102,918
Republic Services
5.25% 11/15/21	100,000	110,723
5.50% 9/15/19	99,000	111,723
Waste Management
5.00% 3/15/14	25,000	27,522
6.125% 11/30/39	100,000	111,131
7.00% 7/15/28	125,000	151,129
7.375% 3/11/19	100,000	125,544
		1,362,540
Communications Equipment – 0.12%
Cisco Systems
2.90% 11/17/14	200,000	212,330
4.95% 2/15/19	350,000	401,101
5.50% 2/22/16	30,000	35,431
5.50% 1/15/40	100,000	110,350
5.90% 2/15/39	200,000	231,991
Corning
4.25% 8/15/20	65,000	68,285
5.75% 8/15/40	25,000	26,617
6.625% 5/15/19	20,000	24,255
Harris 6.375% 6/15/19	35,000	40,702
Motorola
6.00% 11/15/17	50,000	55,898
8.00% 11/1/11	100,000	106,233
		1,313,193
Computers & Peripherals – 0.26%
Dell
2.30% 9/10/15	100,000	100,674
3.375% 6/15/12	130,000	135,410
5.875% 6/15/19	100,000	116,240
6.50% 4/15/38	50,000	57,716
7.10% 4/15/28	50,000	59,332
Hewlett-Packard
1.25% 9/13/13	200,000	201,474
4.25% 2/24/12	100,000	104,886
4.50% 3/1/13	200,000	216,578
4.75% 6/2/14	300,000	336,556
6.125% 3/1/14	100,000	115,652
International Business Machines
1.00% 8/5/13	105,000	105,436
2.10% 5/6/13	100,000	103,251
4.75% 11/29/12	200,000	217,576
5.60% 11/30/39	110,000	127,067
5.70% 9/14/17	200,000	239,248
5.875% 11/29/32	120,000	141,756
6.50% 10/15/13	200,000	232,649
7.625% 10/15/18	200,000	266,145
		2,877,646
Construction Materials – 0.01%
Vulcan Materials 6.30% 6/15/13	138,000	150,010
		150,010
Consumer Finance – 0.41%
American Express
6.15% 8/28/17	100,000	115,295
7.00% 3/19/18	100,000	120,619
7.25% 5/20/14	200,000	234,699
8.125% 5/20/19	100,000	129,352
8.15% 3/19/38	100,000	141,562
American Express Credit
5.125% 8/25/14	100,000	110,873
5.875% 5/2/13	250,000	275,314
7.30% 8/20/13	200,000	230,038
Capital One Capital III 7.686% 8/15/36	100,000	102,500
Capital One Capital VI 8.875% 5/15/40	75,000	79,313
Discover Financial Services 10.25% 7/15/19	100,000	128,305
HSBC Finance
5.00% 6/30/15	200,000	218,041
5.50% 1/19/16	200,000	219,902
6.375% 10/15/11	100,000	105,338
6.375% 11/27/12	500,000	547,132
John Deere Capital
2.875% 6/19/12	150,000	155,975
4.50% 4/3/13	100,000	108,141
5.40% 10/17/11	100,000	104,839
5.50% 4/13/17	50,000	58,428
7.00% 3/15/12	225,000	244,796
ORIX 4.71% 4/27/15	85,000	87,556
PACCAR Financial 1.95% 12/17/12	100,000	101,962
SLM
5.00% 10/1/13	100,000	98,065
5.375% 1/15/13	100,000	100,869
5.375% 5/15/14	150,000	146,078
8.00% 3/25/20	50,000	49,698
8.45% 6/15/18	150,000	151,722
Toyota Motor Credit
1.375% 8/12/13	100,000	100,848
3.20% 6/17/15	200,000	212,401
		4,479,661
Containers & Packaging – 0.02%
Bemis
5.65% 8/1/14	165,000	186,657
6.80% 8/1/19	10,000	11,944
		198,601
Diversified Consumer Services – 0.05%
John Hopkins University 5.25% 7/1/19	50,000	58,401
Princeton University
4.95% 3/1/19	100,000	114,831
5.70% 3/1/39	50,000	59,338
Stanford University 3.625% 5/1/14	100,000	108,326
Trustees of Dartmouth College 4.75% 6/1/19	50,000	56,768
Vanderbilt University 5.25% 4/1/19	50,000	58,030
Yale University 2.90% 10/15/14	100,000	105,967
		561,661
Diversified Financial Services – 2.48%
Allstate Life Global Funding Trusts 5.375% 4/30/13	200,000	221,156
AngloGold Ashanti Holdings
5.375% 4/15/20	25,000	26,497
6.50% 4/15/40	10,000	10,455
Bank of America
2.10% 4/30/12	400,000	410,014
2.375% 6/22/12	200,000	206,437
3.125% 6/15/12	650,000	677,577
3.70% 9/1/15	200,000	202,283
4.75% 8/1/15	100,000	105,761
4.90% 5/1/13	100,000	106,852
5.375% 9/11/12	250,000	266,585
5.42% 3/15/17	200,000	205,097
5.625% 10/14/16	200,000	216,177
5.65% 5/1/18	500,000	530,570
5.75% 12/1/17	100,000	107,073
6.50% 8/1/16	200,000	225,156
7.25% 10/15/25	30,000	33,947
7.375% 5/15/14	400,000	460,111
7.625% 6/1/19	300,000	356,337
Boeing Capital 6.50% 2/15/12	50,000	53,893
BP Capital Markets
3.125% 3/10/12	100,000	101,994
3.625% 5/8/14	100,000	103,533
3.875% 3/10/15	100,000	104,148
4.75% 3/10/19	100,000	104,749
5.25% 11/7/13	200,000	217,983
Caterpillar Financial Services
1.90% 12/17/12	125,000	127,856
2.00% 4/5/13	100,000	102,532
4.90% 8/15/13	50,000	55,191
6.125% 2/17/14	300,000	345,123
7.15% 2/15/19	100,000	129,042
Citigroup
2.125% 4/30/12	450,000	461,584
2.875% 12/9/11	300,000	308,762
5.00% 9/15/14	250,000	259,892
5.25% 2/27/12	100,000	105,072
5.30% 10/17/12	300,000	319,865
5.375% 8/9/20	200,000	207,321
5.50% 4/11/13	300,000	322,043
5.50% 10/15/14	200,000	217,211
5.50% 2/15/17	150,000	155,094
5.625% 8/27/12	100,000	105,740
5.85% 8/2/16	100,000	108,232
5.875% 5/29/37	100,000	99,857
6.00% 12/13/13	200,000	219,437
6.00% 8/15/17	100,000	108,213
6.00% 10/31/33	100,000	96,764
6.01% 1/15/15	300,000	330,133
6.125% 11/21/17	300,000	328,181
6.125% 5/15/18	125,000	136,586
6.125% 8/25/36	200,000	195,418
6.375% 8/12/14	500,000	555,716
6.50% 8/19/13	100,000	110,560
6.625% 6/15/32	100,000	103,643
6.875% 3/5/38	350,000	392,201
8.125% 7/15/39	150,000	190,084
8.50% 5/22/19	300,000	371,495
Citigroup Funding
1.875% 10/22/12	200,000	205,207
1.875% 11/15/12	300,000	307,738
2.00% 3/30/12	200,000	204,265
2.125% 7/12/12	200,000	205,665
2.25% 12/10/12	200,000	206,994
CME Group 5.75% 2/15/14	200,000	227,065
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	118,076
Countrywide Financial
5.80% 6/7/12	500,000	531,360
6.25% 5/15/16	200,000	215,512
•GE Capital Trust I 6.375% 11/15/67	100,000	100,125
General Electric Capital
1.875% 9/16/13	100,000	100,372
2.00% 9/28/12	400,000	411,214
2.125% 12/21/12	300,000	309,720
2.20% 6/8/12	300,000	308,539
2.25% 3/12/12	100,000	102,588
2.625% 12/28/12	300,000	312,967
2.80% 1/8/13	100,000	103,042
3.00% 12/9/11	400,000	412,269
3.50% 8/13/12	100,000	104,060
3.75% 11/14/14	100,000	105,996
4.375% 9/16/20	100,000	100,571
4.80% 5/1/13	200,000	216,007
4.875% 3/4/15	100,000	109,923
5.00% 11/15/11	150,000	157,155
5.25% 10/19/12	500,000	538,588
5.375% 10/20/16	200,000	224,622
5.45% 1/15/13	200,000	217,636
5.50% 1/8/20	100,000	109,591
5.625% 9/15/17	200,000	223,746
5.625% 5/1/18	550,000	611,437
5.875% 2/15/12	200,000	213,239
5.875% 1/14/38	400,000	407,635
5.90% 5/13/14	600,000	680,121
6.00% 6/15/12	500,000	539,833
6.00% 8/7/19	100,000	112,715
•6.375% 11/15/67	100,000	100,375
6.75% 3/15/32	330,000	367,958
6.875% 1/10/39	500,000	576,124
GMAC
1.75% 10/30/12	200,000	204,737
2.20% 12/19/12	250,000	258,574
JPMorgan Chase
2.125% 6/22/12	100,000	102,827
2.125% 12/26/12	300,000	309,970
2.20% 6/15/12	200,000	205,749
3.125% 12/1/11	300,000	309,357
3.70% 1/20/15	200,000	211,476
4.40% 7/22/20	200,000	205,228
4.65% 6/1/14	300,000	328,657
4.75% 5/1/13	200,000	217,041
5.125% 9/15/14	300,000	329,226
5.375% 10/1/12	100,000	108,253
6.00% 1/15/18	150,000	171,554
6.30% 4/23/19	200,000	232,164
6.40% 5/15/38	200,000	240,131
6.625% 3/15/12	100,000	107,590
JPMorgan Chase Capital XVIII 6.95% 8/17/36	100,000	102,878
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	203,435
JPMorgan Chase Capital XXII 6.45% 2/2/37	150,000	150,682
JPMorgan Chase Capital XXVII 7.00% 11/1/39	100,000	102,990
•MUFG Capital Finance 1 6.346% 7/29/49	200,000	200,695
NASDAQ OMX Group
4.00% 1/15/15	100,000	103,446
5.55% 1/15/20	100,000	106,464
National Rural Utilities Cooperative Finance
5.45% 2/1/18	25,000	28,835
5.50% 7/1/13	100,000	112,031
7.25% 3/1/12	100,000	108,864
8.00% 3/1/32	150,000	201,157
10.375% 11/1/18	100,000	143,416
Private Export Funding
4.30% 12/15/21	100,000	110,170
4.55% 5/15/15	100,000	113,372
4.95% 11/15/15	100,000	115,949
TECO Finance 6.572% 11/1/17	100,000	117,100
		27,287,301
Diversified Telecommunications Services – 1.00%
AT&T
2.50% 8/15/15	200,000	204,030
4.85% 2/15/14	100,000	110,828
4.95% 1/15/13	150,000	163,084
5.50% 2/1/18	300,000	348,491
5.80% 2/15/19	150,000	179,110
6.30% 1/15/38	200,000	226,674
6.40% 5/15/38	50,000	57,343
6.55% 2/15/39	350,000	408,457
6.70% 11/15/13	200,000	231,738
6.80% 5/15/36	200,000	238,182
7.30% 11/15/11	200,000	214,259
8.00% 11/15/31	160,000	214,654
#144A 5.35% 9/1/40	338,000	340,859
BellSouth
5.20% 9/15/14	200,000	225,111
6.55% 6/15/34	100,000	112,186
6.875% 10/15/31	100,000	116,143
British Telecommunications
5.15% 1/15/13	200,000	213,847
9.875% 12/15/30	100,000	139,597
CenturyLink 7.60% 9/15/39	100,000	98,125
Deutsche Telekom International Finance
5.25% 7/22/13	200,000	219,523
5.75% 3/23/16	100,000	115,503
6.00% 7/8/19	250,000	297,986
8.75% 6/15/30	200,000	280,817
Embarq
7.082% 6/1/16	225,000	250,360
7.995% 6/1/36	50,000	53,311
France Telecom
5.375% 7/8/19	300,000	351,681
8.75% 3/1/31	100,000	145,051
GTE
6.94% 4/15/28	100,000	115,904
8.75% 11/1/21	100,000	141,135
Nokia
5.375% 5/15/19	100,000	109,357
6.625% 5/15/39	40,000	45,654
Pacific Bell Telephone 6.625% 10/15/34	100,000	106,646
Qwest
7.50% 6/15/23	100,000	101,000
8.375% 5/1/16	200,000	237,500
8.875% 3/15/12	200,000	220,000
SBC Communications
5.10% 9/15/14	50,000	56,190
5.625% 6/15/16	100,000	116,302
Telecom Italia Capital
5.25% 11/15/13	100,000	107,517
5.25% 10/1/15	100,000	108,032
6.175% 6/18/14	100,000	110,371
7.175% 6/18/19	100,000	117,565
7.20% 7/18/36	100,000	107,856
7.721% 6/4/38	250,000	283,186
Telefonica Emisiones
2.582% 4/26/13	100,000	101,913
3.729% 4/27/15	75,000	78,513
4.949% 1/15/15	85,000	93,096
5.134% 4/27/20	90,000	98,100
5.877% 7/15/19	100,000	114,633
6.421% 6/20/16	175,000	205,362
7.045% 6/20/36	175,000	210,225
Telefonos de Mexico 5.50% 11/15/19	100,000	109,801
Verizon Communications
4.35% 2/15/13	200,000	215,774
5.50% 4/1/17	200,000	229,384
5.50% 2/15/18	150,000	172,865
6.35% 4/1/19	250,000	305,595
6.90% 4/15/38	250,000	304,951
7.35% 4/1/39	100,000	128,846
8.75% 11/1/18	100,000	136,283
8.95% 3/1/39	200,000	294,207
Verizon Florida 6.125% 1/15/13	100,000	109,036
Verizon Global Funding
7.375% 9/1/12	200,000	224,251
7.75% 12/1/30	100,000	129,474
Verizon Pennsylvania 5.65% 11/15/11	100,000	105,022
		11,008,496
Electric Utilities – 1.27%
AEP Texas Central Transition Funding
4.98% 7/113	207,478	219,607
5.17% 1/1/18	250,000	291,997
Alabama Power
5.80% 11/15/13	100,000	113,797
6.125% 5/15/38	100,000	119,058
Ameren 8.875% 5/15/14	100,000	115,935
Ameren Energy Generating 6.30% 4/1/20	50,000	49,501
Appalachian Power 5.00% 6/1/17	100,000	108,882
Atlantic City Electric 7.75% 11/15/18	15,000	19,293
Baltimore Gas & Electric 6.35% 10/1/36	100,000	116,877
Carolina Power & Light
5.125% 9/15/13	100,000	111,127
5.30% 1/15/19	100,000	116,409
6.30% 4/1/38	50,000	61,710
CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	113,604
Cincinnati Gas & Electric 5.70% 9/15/12	50,000	54,272
Cleco Power 6.50% 12/1/35	50,000	56,653
Cleveland Electric Illuminating 5.70% 4/1/17	100,000	111,188
Columbus Southern Power 5.50% 3/1/13	50,000	54,941
Commonwealth Edison
4.00% 8/1/20	100,000	105,039
5.80% 3/15/18	200,000	234,315
6.45% 1/15/38	100,000	120,381
Consolidated Edison
4.875% 2/1/13	100,000	108,359
5.70% 6/15/40	100,000	113,071
5.85% 3/15/36	100,000	114,316
6.30% 8/15/37	20,000	24,112
6.75% 4/1/38	25,000	32,111
7.125% 12/1/18	100,000	128,870
Consumers Energy
5.65% 9/15/18	100,000	116,364
5.65% 4/15/20	100,000	116,480
Dayton Power & Light 5.125% 10/1/13	100,000	111,605
Detroit Edison 6.625% 6/1/36	100,000	124,806
Duke Energy
3.35% 4/1/15	100,000	105,627
5.05% 9/15/19	100,000	111,472
5.65% 6/15/13	100,000	111,443
Duke Energy Carolinas
5.30% 2/15/40	100,000	109,277
6.10% 6/1/37	70,000	82,853
7.00% 11/15/18	100,000	127,842
Duke Energy Indiana 6.45% 4/1/39	130,000	163,999
Duke Energy Ohio
2.10% 6/15/13	100,000	102,747
5.45% 4/1/19	50,000	58,744
Energy East 6.75% 7/15/36	100,000	111,706
Entergy Texas 7.125% 2/1/19	455,000	556,870
Exelon 4.90% 6/15/15	50,000	54,859
Exelon Generation
5.35% 1/15/14	100,000	110,971
6.20% 10/1/17	25,000	29,352
FirstEnergy
6.45% 11/15/11	7,000	7,337
7.375% 11/15/31	100,000	108,955
FirstEnergy Solutions
4.80% 2/15/15	80,000	86,073
6.05% 8/15/21	100,000	107,047
Florida Power 6.40% 6/15/38	100,000	124,131
Florida Power & Light
5.69% 3/1/40	50,000	57,728
5.95% 2/1/38	100,000	118,026
5.96% 4/1/39	100,000	118,557
FPL Group Capital
2.55% 11/15/13	100,000	102,524
6.00% 3/1/19	200,000	232,304
Georgia Power
4.25% 12/1/19	80,000	86,341
4.75% 9/1/40	100,000	99,002
5.25% 12/15/15	25,000	28,786
5.95% 2/1/39	100,000	116,612
Hydro-Quebec
8.05% 7/7/24	50,000	74,023
8.50% 12/1/29	115,000	177,331
Indiana Michigan Power 7.00% 3/15/19	100,000	122,993
Interstate Power & Light 6.25% 7/15/39	30,000	35,879
Jersey Central Power & Light 7.35% 2/1/19	100,000	124,374
Kansas City Power & Light 6.375% 3/1/18	200,000	235,192
MidAmerican Energy
5.30% 3/15/18	100,000	115,299
5.75% 11/1/35	25,000	27,997
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	116,557
5.875% 10/1/12	100,000	108,564
5.95% 5/15/37	25,000	28,220
6.125% 4/1/36	50,000	57,398
6.50% 9/15/37	100,000	120,497
National Grid 6.30% 8/1/16	100,000	118,195
Nevada Power
6.50% 8/1/18	50,000	60,595
7.125% 3/15/19	100,000	124,298
Northern States Power
5.25% 3/1/18	100,000	115,615
5.35% 11/1/39	40,000	44,349
NSTAR Electric 4.875% 10/15/12	100,000	107,887
Ohio Edison 8.25% 10/15/38	100,000	140,678
Ohio Power 5.375% 10/1/21	125,000	142,889
Oncor Electric Delivery
5.95% 9/1/13	200,000	224,218
6.375% 5/1/12	175,000	190,677
7.00% 5/1/32	50,000	60,898
Ontario Electricity Financial 7.45% 3/31/13	100,000	116,167
Pacific Gas & Electric
6.05% 3/1/34	200,000	227,477
6.25% 12/1/13	100,000	114,208
6.25% 3/1/39	200,000	235,547
8.25% 10/15/18	100,000	133,058
PacifiCorp
5.75% 4/1/37	100,000	113,944
6.00% 1/15/39	100,000	118,227
6.35% 7/15/38	25,000	30,851
7.70% 11/15/31	100,000	137,998
PECO Energy 5.95% 10/1/36	100,000	117,588
Portland General Electric 6.10% 4/15/19	100,000	121,560
Potomac Electric Power 7.90% 12/15/38	100,000	145,313
PPL Electric Utilities 6.25% 5/15/39	30,000	36,658
PPL Energy Supply
6.40% 11/1/11	100,000	105,590
6.50% 5/1/18	25,000	28,973
Progress Energy
6.00% 12/1/39	50,000	56,680
7.05% 3/15/19	100,000	124,169
7.75% 3/1/31	50,000	66,196
Public Service of Colorado 5.125% 6/1/19	135,000	155,697
Public Service of Oklahoma 5.15% 12/1/19	75,000	82,205
Public Service Electric & Gas
5.30% 5/1/18	50,000	57,220
5.375% 9/1/13	50,000	55,847
5.50% 3/1/40	100,000	113,317
San Diego Gas & Electric 6.00% 6/1/39	110,000	134,114
Scottish Power 5.375% 3/15/15	100,000	108,804
Sierra Pacific Power 6.00% 5/15/16	100,000	116,891
South Carolina Electric & Gas
5.25% 11/1/18	80,000	92,248
6.05% 1/15/38	25,000	29,455
Southern
4.15% 5/15/14	50,000	54,214
5.30% 1/15/12	100,000	105,393
Southern California Edison
4.50% 9/1/40	100,000	98,173
5.75% 3/15/14	100,000	115,007
5.95% 2/1/38	25,000	29,722
6.05% 3/15/39	170,000	205,402
6.65% 4/1/29	100,000	122,604
Tampa Electric 6.10% 5/15/18	50,000	59,198
Toledo Edison 7.25% 5/1/20	30,000	37,848
Union Electric
6.70% 2/1/19	50,000	60,889
8.45% 3/15/39	80,000	118,179
Virginia Electric & Power
4.75% 3/1/13	50,000	54,118
5.00% 6/30/19	200,000	228,187
6.00% 5/15/37	25,000	29,636
6.35% 11/30/37	100,000	122,798
8.875% 11/15/38	100,000	152,687
Westar Energy 6.00% 7/1/14	100,000	114,992
Wisconsin Electric Power
4.25% 12/15/19	25,000	27,405
6.00% 4/1/14	100,000	115,862
		14,018,804
Electrical Equipment – 0.05%
Cooper 5.25% 11/15/12	25,000	27,168
Emerson Electric
4.125% 4/15/15	100,000	110,318
4.25% 11/15/20	50,000	54,843
5.25% 10/15/18	125,000	146,243
5.25% 11/15/39	50,000	54,630
Roper Industries 6.25% 9/1/19	100,000	115,942
		509,144
Electronic Equipment & Instruments – 0.07%
Agilent Technologies
5.00% 7/15/20	100,000	106,314
5.50% 9/14/15	100,000	112,550
Amphenol 4.75% 11/15/14	100,000	108,594
Arrow Electronics 6.00% 4/1/20	50,000	53,996
Avnet 5.875% 3/15/14	100,000	109,163
Philips Electronics
5.75% 3/11/18	200,000	233,756
6.875% 3/11/38	50,000	63,352
		787,725
Energy Equipment & Services – 0.18%
Baker Hughes
5.125% 9/15/40	100,000	104,554
6.50% 11/15/13	50,000	57,959
6.875% 1/15/29	100,000	125,547
Cameron International 6.375% 7/15/18	100,000	113,993
Diamond Offshore Drilling
5.70% 10/15/39	100,000	104,748
5.875% 5/1/19	40,000	45,787
Halliburton
5.90% 9/15/18	50,000	58,368
7.45% 9/15/39	200,000	272,408
NuStar Logistics 4.80% 9/1/20	100,000	101,211
Rowan 7.875% 8/1/19	65,000	77,705
Smith International 9.75% 3/15/19	100,000	143,576
Transocean
4.95% 11/15/15	100,000	104,104
6.00% 3/15/18	125,000	133,149
6.50% 11/15/20	100,000	109,113
6.80% 3/15/38	50,000	51,432
Weatherford International
5.15% 3/15/13	100,000	107,133
6.00% 3/15/18	50,000	55,234
7.00% 3/15/38	25,000	26,640
9.625% 3/1/19	100,000	130,651
9.875% 3/1/39	50,000	67,975
		1,991,287
Food & Staples Retailing – 0.37%
Costco Wholesale
5.30% 3/15/12	125,000	133,393
5.50% 3/15/17	50,000	59,475
CVS Caremark
3.25% 5/18/15	100,000	104,564
4.75% 5/18/20	100,000	108,979
5.75% 6/1/17	150,000	172,380
6.125% 9/15/39	100,000	110,786
6.25% 6/1/27	30,000	34,295
•6.302% 6/1/37	100,000	92,535
6.60% 3/15/19	100,000	121,554
Delhaize America 9.00% 4/15/31	125,000	177,147
Delhaize Group 5.875% 2/1/14	45,000	50,829
Kroger
3.90% 10/1/15	130,000	141,249
5.00% 4/15/13	100,000	109,004
6.90% 4/15/38	100,000	124,135
Safeway
3.95% 8/15/20	120,000	120,921
6.25% 3/15/14	100,000	114,845
6.35% 8/15/17	50,000	59,171
Sysco
5.375% 3/17/19	100,000	117,613
6.625% 3/17/39	50,000	64,404
Walgreen
4.875% 8/1/13	100,000	111,014
5.25% 1/15/19	50,000	58,210
Wal-Mart Stores
3.20% 5/15/14	200,000	214,315
3.625% 7/8/20	100,000	104,741
4.125% 2/1/19	100,000	109,704
4.25% 4/15/13	100,000	108,569
4.55% 5/1/13	100,000	109,496
4.875% 7/8/40	100,000	102,538
5.25% 9/1/35	100,000	107,463
5.80% 2/15/18	200,000	240,967
5.875% 4/5/27	100,000	117,821
6.20% 4/15/38	200,000	241,998
6.50% 8/15/37	225,000	281,785
7.55% 2/15/30	100,000	135,728
		4,061,628
Food Products – 0.35%
Archer-Daniels-Midland
5.375% 9/15/35	100,000	109,152
5.45% 3/15/18	100,000	116,678
Bunge Limited Finance 8.50% 6/15/19	135,000	163,431
Campbell Soup
3.05% 7/15/17	100,000	105,425
3.375% 8/15/14	100,000	108,195
4.50% 2/15/19	35,000	39,227
ConAgra Foods
5.819% 6/15/17	50,000	57,929
8.25% 9/15/30	100,000	135,364
Corn Products International 3.20% 11/1/15	100,000	102,043
General Mills
5.20% 3/17/15	200,000	229,091
5.40% 6/15/40	45,000	49,511
5.65% 2/15/19	100,000	117,324
Heinz (H.J.) 5.35% 7/15/13	100,000	110,524
Heinz (H.J.) Finance 6.75% 3/15/32	30,000	35,901
Hershey 5.00% 4/1/13	100,000	109,690
Kellogg
4.25% 3/6/13	150,000	160,968
7.45% 4/1/31	100,000	136,004
Kraft Foods
4.125% 2/9/16	50,000	54,150
5.375% 2/10/20	100,000	111,913
6.125% 2/1/18	150,000	177,118
6.25% 6/1/12	275,000	298,934
6.50% 8/11/17	400,000	479,905
6.50% 11/1/31	100,000	115,326
6.50% 2/9/40	300,000	352,510
6.875% 2/1/38	50,000	60,838
Ralcorp Holdings 6.625% 8/15/39	50,000	54,513
Sara Lee 6.125% 11/1/32	25,000	26,765
Unilever Capital
4.80% 2/15/19	100,000	113,521
5.90% 11/15/32	100,000	120,855
		3,852,805
Gas Utilities – 0.02%
Atmos Energy 8.50% 3/15/19	100,000	130,202
CenterPoint Energy Resources 7.875% 4/1/13	50,000	57,608
Southern Union 7.60% 2/1/24	45,000	53,170
		240,980
Health Care Equipment & Supplies – 0.16%
Baxter International
4.50% 8/15/19	100,000	111,222
4.625% 3/15/15	50,000	56,041
6.25% 12/1/37	50,000	61,065
Beckman Coulter 6.00% 6/1/15	50,000	57,206
Becton Dickinson 6.00% 5/15/39	100,000	121,688
CareFusion 6.375% 8/1/19	50,000	59,592
Covidien International Finance
1.875% 6/15/13	100,000	101,802
2.80% 6/15/15	100,000	103,739
4.20% 6/15/20	100,000	106,795
6.00% 10/15/17	25,000	29,769
6.55% 10/15/37	100,000	125,397
Hospira
5.90% 6/15/14	100,000	113,210
6.05% 3/30/17	25,000	28,750
6.40% 5/15/15	15,000	17,401
Medtronic
3.00% 3/15/15	100,000	106,005
5.60% 3/15/19	100,000	118,570
St. Jude Medical 3.75% 7/15/14	100,000	107,328
Stryker
3.00% 1/15/15	100,000	105,404
4.375% 1/15/20	100,000	109,827
Zimmer Holdings 5.75% 11/30/39	100,000	111,190
		1,752,001
Health Care Providers & Services – 0.22%
Aetna
6.00% 6/15/16	50,000	58,736
6.50% 9/15/18	100,000	118,920
6.75% 12/15/37	100,000	116,869
AmerisourceBergen 4.875% 11/15/19	50,000	54,125
CIGNA
5.125% 6/15/20	195,000	211,089
7.875% 5/15/27	25,000	30,327
Express Scripts 5.25% 6/15/12	200,000	213,598
Humana 7.20% 6/15/18	100,000	115,941
Medco Health Solutions
7.125% 3/15/18	125,000	153,740
7.25% 8/15/13	50,000	57,796
Quest Diagnostics
4.75% 1/30/20	60,000	63,016
5.75% 1/30/40	40,000	40,024
UnitedHealth Group
5.50% 11/15/12	200,000	216,896
6.00% 2/15/18	200,000	233,821
6.50% 6/15/37	50,000	57,529
6.625% 11/15/37	100,000	116,930
WellPoint
5.25% 1/15/16	100,000	112,281
5.80% 8/15/40	80,000	84,038
5.85% 1/15/36	25,000	26,379
5.875% 6/15/17	50,000	57,706
6.00% 2/15/14	100,000	113,333
7.00% 2/15/19	100,000	121,971
		2,375,065
Hotels, Restaurants & Leisure – 0.08%
Darden Restaurants 6.80% 10/15/37	84,000	97,757
Marriott International 5.625% 2/15/13	50,000	53,421
McDonald's
4.30% 3/1/13	50,000	54,134
4.875% 7/15/40	30,000	31,255
5.35% 3/1/18	200,000	234,667
5.80% 10/15/17	100,000	121,224
6.30% 3/1/38	50,000	62,751
Yum Brands
4.25% 9/15/15	50,000	54,544
5.30% 9/15/19	150,000	167,586
		877,339
Household Durables – 0.11%
Avery Dennison 5.375% 4/15/20	50,000	55,339
Black & Decker 8.95% 4/15/14	100,000	123,356
Fortune Brands
3.00% 6/1/12	100,000	101,884
5.375% 1/15/16	50,000	54,872
6.375% 6/15/14	200,000	227,104
Newell Rubbermaid 4.70% 8/15/20	200,000	209,807
Snap-On 6.125% 9/1/21	50,000	56,273
Stanley Black & Decker 5.20% 9/1/40	100,000	100,526
Toll Brothers Finance
6.75% 11/1/19	50,000	51,831
8.91% 10/15/17	50,000	58,276
Whirlpool
5.50% 3/1/13	50,000	53,670
8.00% 5/1/12	75,000	81,759
		1,174,697
Household Products – 0.09%
Clorox
5.00% 3/1/13	100,000	109,274
5.95% 10/15/17	100,000	118,572
Kimberly-Clark
6.125% 8/1/17	100,000	122,269
7.50% 11/1/18	100,000	131,836
Procter & Gamble
1.375% 8/1/12	75,000	76,048
3.15% 9/1/15	100,000	107,933
4.70% 2/15/19	100,000	114,003
4.85% 12/15/15	50,000	57,759
5.55% 3/5/37	100,000	117,593
		955,287
Independent Power Producers & Energy Traders – 0.07%
Constellation Energy Group
4.55% 6/15/15	25,000	26,875
7.60% 4/1/32	100,000	123,183
Exelon Generation 6.25% 10/1/39	100,000	107,562
Oglethorpe Power 5.95% 11/1/39	100,000	118,043
PSEG Power
2.50% 4/15/13	75,000	77,112
5.125% 4/15/20	60,000	66,093
5.50% 12/1/15	100,000	112,967
Transalta 4.75% 1/15/15	100,000	108,597
		740,432
Industrial Conglomerates – 0.14%
3M
4.375% 8/15/13	25,000	27,560
4.50% 11/1/11	100,000	104,414
5.70% 3/15/37	100,000	118,278
6.375% 2/15/28	25,000	31,325
General Electric
5.00% 2/1/13	250,000	271,636
5.25% 12/6/17	300,000	338,161
ITT 4.90% 5/1/14	45,000	49,569
Textron 6.20% 3/15/15	100,000	111,332
Tyco Electronics Group 6.55% 10/1/17	100,000	117,128
Tyco International Finance
3.375% 10/15/15	100,000	105,651
4.125% 10/15/14	100,000	108,945
6.00% 11/15/13	50,000	56,710
8.50% 1/15/19	100,000	132,752
		1,573,461
Insurance – 0.81%
ACE INA Holdings
5.70% 2/15/17	50,000	56,108
5.90% 6/15/19	125,000	145,709
Aegon 4.625% 12/1/15	100,000	106,388
AFLAC
3.45% 8/15/15	100,000	103,885
6.90% 12/17/39	30,000	33,156
8.50% 5/15/19	100,000	127,448
Allstate
5.00% 8/15/14	150,000	167,310
5.55% 5/9/35	200,000	209,725
7.45% 5/16/19	100,000	125,143
American Financial Group 9.875% 6/15/19	100,000	123,460
American International Group
4.25% 5/15/13	70,000	72,625
5.05% 10/1/15	200,000	204,500
5.85% 1/16/18	200,000	208,000
8.25% 8/15/18	234,000	273,781
AON 3.50% 9/30/15	100,000	101,994
Assurant 5.625% 2/15/14	100,000	106,814
AXA 8.60% 12/15/30	100,000	115,910
Axis Specialty Finance 5.875% 6/1/20	100,000	102,255
Berkley (W.R.) 7.375% 9/15/19	100,000	116,446
Berkshire Hathaway Finance
4.00% 4/15/12	600,000	629,410
4.60% 5/15/13	100,000	109,041
4.85% 1/15/15	200,000	225,249
5.40% 5/15/18	50,000	57,261
5.75% 1/15/40	100,000	110,784
Chubb
5.75% 5/15/18	100,000	115,909
6.00% 5/11/37	100,000	115,348
•6.375% 3/29/67	100,000	99,500
CNA Financial 7.35% 11/15/19	120,000	135,148
Delphi Financial Group 7.875% 1/31/20	25,000	28,050
Fidelity National Financial 6.60% 5/15/17	100,000	103,327
GE Global Insurance 7.00% 2/15/26	100,000	110,441
Genworth Financial
5.75% 6/15/14	100,000	103,614
6.515% 5/22/18	50,000	51,061
7.70% 6/15/20	100,000	106,061
Hartford Financial Services Group
4.625% 7/15/13	100,000	105,691
6.10% 10/1/41	50,000	46,874
6.30% 3/15/18	100,000	108,161
6.625% 3/30/40	100,000	100,646
HCC Insurance Holdings 6.30% 11/15/19	50,000	54,592
Loews 6.00% 2/1/35	100,000	103,044
Markel 7.125% 9/30/19	100,000	113,356
Marsh & McLennan
5.375% 7/15/14	100,000	108,095
5.75% 9/15/15	50,000	55,365
MetLife
4.75% 2/8/21	200,000	212,616
5.00% 6/15/15	100,000	111,097
5.70% 6/15/35	50,000	53,333
5.875% 2/6/41	100,000	109,173
6.125% 12/1/11	100,000	105,763
6.50% 12/15/32	100,000	115,379
6.75% 6/1/16	200,000	239,038
10.75% 8/1/39	150,000	195,117
PartnerRe Finance 5.50% 6/1/20	100,000	104,159
Principal Financial Group 8.875% 5/15/19	100,000	131,823
Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	162,404
Protective Life
7.375% 10/15/19	50,000	56,377
8.45% 10/15/39	25,000	27,486
Prudential Financial
2.75% 1/14/13	50,000	51,251
3.875% 1/14/15	65,000	68,351
4.50% 7/15/13	100,000	105,295
5.10% 9/20/14	100,000	109,407
5.15% 1/15/13	100,000	106,787
5.70% 12/14/36	50,000	51,059
6.625% 6/21/40	200,000	230,293
7.375% 6/15/19	175,000	213,531
Reinsurance Group of America 6.45% 11/15/19	90,000	99,929
St. Paul Traveler 6.75% 6/20/36	100,000	123,941
Torchmark
6.375% 6/15/16	100,000	113,215
9.25% 6/15/19	25,000	32,037
TransAtlantic Holdings 8.00% 11/30/39	100,000	104,492
Travelers
5.90% 6/2/19	100,000	116,555
6.25% 6/15/37	100,000	118,883
Willis North America 7.00% 9/29/19	100,000	110,109
XL Capital 5.25% 9/15/14	100,000	106,657
		8,882,242
Internet & Catalog Retail – 0.01%
#Expedia 144A 5.95% 8/15/20	100,000	101,625
		101,625
IT Services – 0.06%
Computer Sciences 6.50% 3/15/18	150,000	172,486
Electronic Data Systems 7.45% 10/15/29	25,000	33,526
Fiserv
4.625% 10/1/20	100,000	101,275
6.125% 11/20/12	100,000	109,184
Western Union
6.50% 2/26/14	100,000	114,940
#144A 5.253% 4/1/20	107,000	115,961
		647,372
Leisure Equipment & Products – 0.01%
Hasbro 6.35% 3/15/40	65,000	67,071
		67,071
Life Sciences Tools & Services – 0.01%
Thermo Fisher Scientific 4.70% 5/1/20	100,000	111,914
		111,914
Machinery – 0.15%
Caterpillar
6.05% 8/15/36	50,000	60,680
7.90% 12/15/18	100,000	134,107
8.25% 12/15/38	100,000	150,582
Danaher 5.625% 1/15/18	100,000	119,093
Deere
4.375% 10/16/19	150,000	165,397
5.375% 10/16/29	100,000	111,584
Dover
4.875% 10/15/15	50,000	57,362
6.60% 3/15/38	25,000	32,304
Eaton
5.95% 3/20/14	100,000	114,860
6.95% 3/20/19	50,000	63,394
Harsco 2.70% 10/15/15	100,000	100,566
Illinois Tool Works 6.25% 4/1/19	100,000	122,641
Ingersoll-Rand Global Holdings 9.50% 4/15/14	300,000	371,489
Parker Hannifin 6.25% 5/15/38	50,000	60,892
		1,664,951
Media – 0.96%
AOL Time Warner 7.625% 4/15/31	125,000	155,421
CBS
5.625% 8/15/12	50,000	53,093
7.875% 7/30/30	100,000	120,698
8.875% 5/15/19	100,000	130,564
Comcast
5.15% 3/1/20	100,000	109,496
5.70% 5/15/18	200,000	229,284
5.70% 7/1/19	200,000	229,913
5.90% 3/15/16	150,000	173,475
6.40% 3/1/40	100,000	111,573
6.45% 3/15/37	200,000	222,916
6.50% 11/15/35	100,000	112,150
6.50% 1/15/15	200,000	234,723
6.50% 1/15/17	200,000	238,233
6.95% 8/15/37	250,000	294,114
Comcast Cable Communications 7.125% 6/15/13	100,000	114,388
COX Communications
5.45% 12/15/14	100,000	113,229
7.125% 10/1/12	100,000	110,761
DIRECTV Holdings
3.55% 3/15/15	195,000	202,626
5.20% 3/15/20	65,000	70,487
6.35% 3/15/40	50,000	54,285
DIRECTV Holdings/Financing
3.125% 2/15/16	100,000	101,098
4.60% 2/15/21	100,000	102,972
5.875% 10/1/19	40,000	45,480
6.00% 8/15/40	100,000	103,641
7.625% 5/15/16	107,000	119,443
Discovery Communications
3.70% 6/1/15	100,000	106,077
5.625% 8/15/19	200,000	225,708
Disney (Walt)
4.50% 12/15/13	200,000	221,800
6.00% 7/17/17	150,000	183,237
6.375% 3/1/12	100,000	107,946
Grupo Televisa
6.625% 1/15/40	100,000	114,258
8.50% 3/11/32	200,000	266,811
Historic TW 6.625% 5/15/29	100,000	113,588
McGraw-Hill 6.55% 11/15/37	100,000	115,714
#NBC Universal 144A
3.65% 4/30/15	75,000	79,250
5.15% 4/30/20	70,000	75,739
6.40% 4/30/40	120,000	131,112
News America
5.30% 12/15/14	125,000	141,208
5.65% 8/15/20	300,000	346,241
6.15% 3/1/37	30,000	32,412
6.40% 12/15/35	300,000	333,780
6.65% 11/15/37	50,000	57,708
6.90% 8/15/39	100,000	118,247
Omnicom Group
4.45% 8/15/20	35,000	36,055
6.25% 7/15/19	100,000	117,767
Reed Elsevier Capital 8.625% 1/15/19	100,000	131,771
Rogers Communications
6.80% 8/15/18	150,000	185,591
7.25% 12/15/12	100,000	112,738
7.50% 8/15/38	25,000	32,856
Thomson Reuters
4.70% 10/15/19	100,000	110,589
5.95% 7/15/13	100,000	112,343
6.50% 7/15/18	50,000	60,810
Time Warner
3.15% 7/15/15	300,000	311,302
4.70% 1/15/21	100,000	106,175
4.875% 3/15/20	200,000	217,387
5.875% 11/15/16	150,000	174,894
6.10% 7/15/40	100,000	108,066
6.50% 11/15/36	100,000	112,517
7.70% 5/1/32	130,000	162,923
Time Warner Cable
3.50% 2/1/15	50,000	52,534
5.00% 2/1/20	145,000	155,576
5.40% 7/2/12	100,000	107,182
5.85% 5/1/17	100,000	114,179
6.20% 7/1/13	50,000	56,364
6.55% 5/1/37	50,000	56,577
6.75% 7/1/18	200,000	238,897
6.75% 6/15/39	100,000	115,791
7.30% 7/1/38	150,000	184,864
7.50% 4/1/14	100,000	117,956
8.25% 2/14/14	100,000	119,435
8.25% 4/1/19	100,000	129,316
Time Warner Entertainment 8.375% 3/15/23	250,000	330,438
Viacom
5.625% 9/15/19	100,000	114,200
6.25% 4/30/16	100,000	117,438
6.875% 4/30/36	150,000	176,671
		10,606,101
Metals & Mining – 0.57%
Alcan 6.125% 12/15/33	50,000	57,554
Alcoa
5.95% 2/1/37	100,000	92,332
6.00% 7/15/13	300,000	326,572
6.75% 7/15/18	100,000	107,926
Allegheny Technologies 9.375% 6/1/19	100,000	121,044
ArcelorMittal
3.75% 8/5/15	100,000	101,179
5.375% 6/1/13	150,000	161,157
6.125% 6/1/18	50,000	54,159
7.00% 10/15/39	100,000	102,477
9.00% 2/15/15	100,000	120,790
9.85% 6/1/19	200,000	257,460
Barrick Australian Finance 5.95% 10/15/39	100,000	113,867
Barrick Gold 6.95% 4/1/19	100,000	127,324
Barrick North American Finance 7.50% 9/15/38	25,000	33,129
BHP Billiton Finance
4.80% 4/15/13	50,000	54,397
5.25% 12/15/15	100,000	114,430
5.40% 3/29/17	100,000	114,246
5.50% 4/1/14	100,000	112,615
6.50% 4/1/19	150,000	184,410
Cliffs Natural Resources 4.80% 10/1/20	55,000	55,937
Commercial Metals 7.35% 8/15/18	100,000	108,535
Freeport-McMoRan Copper & Gold
8.25% 4/1/15	100,000	107,100
8.375% 4/1/17	175,000	195,591
Newmont Mining
5.125% 10/1/19	180,000	201,727
6.25% 10/1/39	100,000	115,052
Nucor
4.125% 9/15/22	100,000	102,083
5.75% 12/1/17	50,000	58,956
5.85% 6/1/18	100,000	117,990
Rio Tinto Finance
5.875% 7/15/13	200,000	223,059
6.50% 7/15/18	150,000	181,171
7.125% 7/15/28	75,000	95,134
8.95% 5/1/14	190,000	234,768
9.00% 5/1/19	100,000	139,773
Southern Copper
5.375% 4/16/20	125,000	132,961
6.75% 4/16/40	110,000	120,649
Teck Resources
6.00% 8/15/40	100,000	105,267
9.75% 5/15/14	200,000	246,777
10.75% 5/15/19	200,000	252,235
Vale Overseas
4.625% 9/15/20	100,000	103,784
5.625% 9/15/19	200,000	221,483
6.25% 1/11/16	100,000	113,785
6.875% 11/21/36	200,000	228,992
6.875% 11/10/39	170,000	195,663
WMC Finance USA 5.125% 5/15/13	100,000	109,752
Xstrata Canada 7.25% 7/15/12	100,000	108,773
		6,234,065
Multi-Utilities – 0.23%
Alliant Energy 4.00% 10/15/14	50,000	52,598
Avista 5.125% 4/1/22	30,000	33,254
CenterPoint Energy 5.95% 2/1/17	100,000	112,623
Consolidated Edison New York 5.50% 12/1/39	80,000	87,892
Consolidated Natural Gas 5.00% 12/1/14	150,000	168,288
Dominion Resources
5.20% 8/15/19	80,000	91,646
5.95% 6/15/35	25,000	28,488
6.40% 6/15/18	76,000	92,803
8.875% 1/15/19	100,000	136,240
DTE Energy
6.35% 6/1/16	50,000	58,560
7.625% 5/15/14	100,000	118,991
KeySpan 8.00% 11/15/30	25,000	33,237
NiSource Finance
5.40% 7/15/14	150,000	167,055
5.45% 9/15/20	25,000	27,149
6.125% 3/1/22	100,000	113,459
NSTAR 4.50% 11/15/19	110,000	121,477
Puget Sound Energy
5.764% 7/15/40	50,000	54,540
5.795% 3/15/40	100,000	109,509
SCANA 6.25% 4/1/20	100,000	115,975
Sempra Energy
6.00% 2/1/13	50,000	54,979
6.00% 10/15/39	125,000	141,673
6.15% 6/15/18	25,000	29,634
6.50% 6/1/16	130,000	155,727
United Utilities 5.375% 2/1/19	100,000	107,506
Veolia Environnement 5.25% 6/3/13	100,000	109,057
Xcel Energy
4.70% 5/15/20	100,000	108,935
6.50% 7/1/36	100,000	119,720
		2,551,015
Multiline Retail – 0.09%
Kohl's 6.25% 12/15/17	50,000	59,849
Nordstrom
4.75% 5/1/20	45,000	48,234
6.75% 6/1/14	60,000	70,405
Target
3.875% 7/15/20	100,000	105,496
5.125% 1/15/13	100,000	109,250
5.875% 3/1/12	100,000	106,893
5.875% 7/15/16	100,000	119,896
6.00% 1/15/18	50,000	60,406
6.50% 10/15/37	100,000	122,859
7.00% 1/15/38	150,000	194,092
		997,380
Office Electronics – 0.06%
Xerox
4.25% 2/15/15	100,000	107,477
5.50% 5/15/12	100,000	106,443
6.35% 5/15/18	150,000	174,293
6.40% 3/15/16	100,000	116,566
8.25% 5/15/14	125,000	149,991
		654,770
Oil, Gas & Consumable Fuels – 1.71%
Anadarko Petroleum
5.95% 9/15/16	100,000	109,330
6.20% 3/15/40	100,000	97,813
6.375% 9/15/17	100,000	110,352
7.625% 3/15/14	100,000	113,249
7.95% 6/15/39	100,000	112,823
8.70% 3/15/19	100,000	121,796
Apache
5.25% 4/15/13	25,000	27,269
5.625% 1/15/17	200,000	231,558
6.00% 9/15/13	100,000	112,371
6.00% 1/15/37	50,000	56,905
Boardwalk Pipelines 5.75% 9/15/19	100,000	111,101
Buckeye Partners 5.50% 8/15/19	50,000	54,785
Burlington Resources Finance
6.50% 12/1/11	200,000	212,636
7.20% 8/15/31	100,000	126,391
Canadian Natural Resources
5.45% 10/1/12	50,000	53,867
5.85% 2/1/35	200,000	213,981
5.90% 2/1/18	100,000	116,771
6.25% 3/15/38	150,000	173,049
Cenovus Energy
4.50% 9/15/14	100,000	110,187
5.70% 10/15/19	100,000	117,393
6.75% 11/15/39	100,000	121,162
Chevron
3.45% 3/3/12	150,000	155,820
3.95% 3/3/14	100,000	109,439
4.95% 3/3/19	100,000	116,459
ConocoPhillips
4.60% 1/15/15	100,000	112,420
4.75% 10/15/12	100,000	107,885
4.75% 2/1/14	100,000	111,488
5.75% 2/1/19	200,000	240,312
5.90% 5/15/38	50,000	58,320
6.00% 1/15/20	100,000	123,267
6.50% 2/1/39	180,000	226,277
ConocoPhillips Holdings 6.95% 4/15/29	100,000	128,867
Devon Energy
5.625% 1/15/14	100,000	112,417
6.30% 1/15/19	100,000	121,206
7.95% 4/15/32	100,000	135,930
Devon Financing 7.875% 9/30/31	25,000	33,579
Duke Capital 5.668% 8/15/14	100,000	111,776
El Paso Natural Gas 5.95% 4/15/17	100,000	110,598
Enbridge 5.60% 4/1/17	100,000	115,469
Enbridge Energy Partners
5.20% 3/15/20	100,000	109,014
9.875% 3/1/19	50,000	68,287
EnCana
5.90% 12/1/17	50,000	58,459
6.625% 8/15/37	150,000	176,766
7.20% 11/1/31	50,000	61,292
EnCana Holdings Finance 5.80% 5/1/14	165,000	187,414
Energy Transfer Partners
5.95% 2/1/15	100,000	111,206
6.70% 7/1/18	100,000	116,648
7.50% 7/1/38	200,000	236,750
Enterprise Products Operating
4.60% 8/1/12	100,000	105,361
5.20% 9/1/20	100,000	108,496
5.25% 1/31/20	100,000	108,464
6.125% 10/15/39	50,000	54,008
6.375% 2/1/13	50,000	54,541
6.50% 1/31/19	100,000	116,728
7.55% 4/15/38	100,000	124,971
9.75% 1/31/14	100,000	122,555
EOG Resources
2.95% 6/1/15	100,000	104,966
5.625% 6/1/19	100,000	117,855
6.875% 10/1/18	25,000	31,548
EQT 8.125% 6/1/19	75,000	93,136
Hess
5.60% 2/15/41	100,000	104,728
7.00% 2/15/14	100,000	117,110
7.125% 3/15/33	100,000	122,954
7.30% 8/15/31	100,000	123,381
Husky Energy
5.90% 6/15/14	100,000	111,354
7.25% 12/15/19	125,000	153,049
Kerr-McKee 6.95% 7/1/24	100,000	109,333
Kinder Morgan Energy Partners
5.00% 12/15/13	150,000	163,861
5.30% 9/15/20	50,000	53,989
5.625% 2/15/15	165,000	185,122
5.80% 3/15/35	150,000	150,874
5.95% 2/15/18	50,000	56,554
6.55% 9/15/40	100,000	109,757
7.75% 3/15/32	100,000	121,435
Magellan Midstream Partners
4.25% 2/1/21	50,000	50,856
6.55% 7/15/19	50,000	59,827
Marathon Oil
6.60% 10/1/37	100,000	118,956
7.50% 2/15/19	300,000	384,773
Nabors Industries 9.25% 1/15/19	150,000	192,232
Nexen
6.20% 7/30/19	130,000	152,209
6.40% 5/15/37	50,000	54,666
7.50% 7/30/39	100,000	123,279
Noble Energy 8.25% 3/1/19	100,000	130,288
Noble Holding International
3.45% 8/1/15	100,000	104,325
6.20% 8/1/40	50,000	55,468
7.375% 3/15/14	50,000	58,570
Norsk Hydro 7.15% 1/15/29	25,000	32,589
Occidental Petroleum
4.125% 6/1/16	150,000	167,873
7.00% 11/1/13	50,000	58,861
ONEOK 6.00% 6/15/35	125,000	129,705
ONEOK Partners
6.15% 10/1/16	50,000	57,886
8.625% 3/1/19	100,000	129,888
Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	55,603
Pemex Project Funding Master Trust 6.625% 6/15/35	150,000	164,615
Petrobras International Finance
5.75% 1/20/20	100,000	111,205
5.875% 3/1/18	200,000	223,239
6.875% 1/20/40	100,000	114,974
7.875% 3/15/19	300,000	375,630
Petro-Canada
5.95% 5/15/35	100,000	106,542
6.80% 5/15/38	100,000	118,940
9.25% 10/15/21	50,000	70,511
Petroleos Mexicanos
8.00% 5/3/19	300,000	373,499
#144A 4.875% 3/15/15	200,000	216,725
#144A 6.00% 3/5/20	160,000	177,600
Plains All American Pipeline
3.95% 9/15/15	100,000	105,015
4.25% 9/1/12	100,000	104,349
6.65% 1/15/37	25,000	27,185
8.75% 5/1/19	50,000	63,561
^SeaRiver Maritime 2.561% 9/1/12	100,000	95,522
Shell International Finance
1.875% 3/25/13	145,000	148,510
3.10% 6/28/15	100,000	105,393
3.25% 9/22/15	100,000	106,405
4.00% 3/21/14	200,000	216,858
4.30% 9/22/19	100,000	109,886
4.375% 3/25/20	75,000	82,719
4.95% 3/22/12	25,000	26,568
5.50% 3/25/40	100,000	114,922
6.375% 12/15/38	200,000	254,509
Southern Natural Gas
8.00% 3/1/32	100,000	117,854
#144A 5.90% 4/1/17	25,000	27,566
Spectra Energy Capital
5.65% 3/1/20	100,000	111,660
7.50% 9/15/38	50,000	61,248
StatoilHydro
2.90% 10/15/14	100,000	105,003
5.10% 8/17/40	100,000	107,508
5.25% 4/15/19	250,000	290,778
Suncor Energy
6.10% 6/1/18	150,000	175,853
6.85% 6/1/39	100,000	120,292
7.15% 2/1/32	25,000	29,740
Sunoco 9.625% 4/15/15	100,000	119,537
Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	109,667
Talisman Energy 7.75% 6/1/19	125,000	159,823
Tosco 8.125% 2/15/30	100,000	137,313
Total Capital
3.00% 6/24/15	100,000	105,025
3.125% 10/2/15	100,000	105,456
4.45% 6/24/20	100,000	109,648
TransCanada Pipelines
4.875% 1/15/15	50,000	56,231
6.10% 6/1/40	100,000	113,308
6.50% 8/15/18	200,000	244,888
7.25% 8/15/38	100,000	128,339
7.625% 1/15/39	150,000	200,711
Valero Energy
4.50% 2/1/15	45,000	48,146
4.75% 6/15/13	25,000	26,666
6.125% 2/1/20	65,000	70,971
6.625% 6/15/37	150,000	151,107
7.50% 4/15/32	100,000	109,349
9.375% 3/15/19	100,000	127,903
Williams 8.75% 3/15/32	175,000	219,888
Williams Partners
3.80% 2/15/15	100,000	105,329
5.25% 3/15/20	200,000	217,823
6.30% 4/15/40	70,000	77,437
XTO Energy
5.75% 12/15/13	100,000	115,037
6.50% 12/15/18	250,000	318,877
7.50% 4/15/12	50,000	55,108
		18,802,109
Paper & Forest Products – 0.06%
#Celulosa Arauco Y Constitucion 144A 5.00% 1/21/21	100,000	101,708
International Paper
7.30% 11/15/39	100,000	112,309
7.50% 8/15/21	80,000	95,890
7.95% 6/15/18	200,000	242,912
9.375% 5/15/19	100,000	129,932
		682,751
Personal Products – 0.02%
Avon Products 6.50% 3/1/19	100,000	123,526
Colgate-Palmolive 4.20% 5/15/13	100,000	108,647
		232,173
Pharmaceuticals – 0.73%
Abbott Laboratories
5.125% 4/1/19	100,000	115,456
5.15% 11/30/12	200,000	218,942
5.60% 11/30/17	100,000	119,446
5.875% 5/15/16	200,000	240,619
6.00% 4/1/39	100,000	118,965
6.15% 11/30/37	100,000	121,490
AstraZeneca
5.40% 9/15/12	150,000	163,503
5.90% 9/15/17	100,000	120,546
6.45% 9/15/37	250,000	315,866
Bristol Myers Squibb
5.45% 5/1/18	150,000	178,600
5.875% 11/15/36	100,000	116,312
6.125% 5/1/38	50,000	60,286
GlaxoSmithKline Capital
4.85% 5/15/13	200,000	220,111
5.375% 4/15/34	100,000	109,471
5.65% 5/15/18	200,000	237,979
6.375% 5/15/38	150,000	187,133
Johnson & Johnson
2.95% 9/1/20	100,000	102,201
4.50% 9/1/40	100,000	101,564
5.15% 7/15/18	250,000	294,375
5.85% 7/15/38	100,000	121,914
Lilly (Eli)
3.55% 3/6/12	100,000	103,954
5.20% 3/15/17	140,000	162,541
5.50% 3/15/27	100,000	113,711
5.95% 11/15/37	100,000	117,563
McKesson 6.50% 2/15/14	100,000	114,813
Mead Johnson Nutrition
3.50% 11/1/14	100,000	105,576
4.90% 11/1/19	100,000	110,187
5.90% 11/1/39	50,000	56,564
Merck
4.00% 6/30/15	200,000	221,516
4.75% 3/1/15	150,000	170,454
5.00% 6/30/19	100,000	116,583
5.85% 6/30/39	100,000	120,812
6.40% 3/1/28	50,000	61,809
Novartis Capital
1.90% 4/24/13	100,000	102,715
2.90% 4/24/15	100,000	105,541
4.125% 2/10/14	100,000	109,284
4.40% 4/24/20	100,000	111,271
Novartis Securities Investment 5.125% 2/10/19	200,000	230,022
Pfizer
4.45% 3/15/12	400,000	421,201
4.50% 2/15/14	50,000	55,147
5.35% 3/15/15	200,000	230,980
6.20% 3/15/19	300,000	370,004
7.20% 3/15/39	100,000	136,536
Schering-Plough
6.00% 9/15/17	50,000	60,836
6.55% 9/15/37	100,000	129,699
Teva Pharmaceutical Finance
5.55% 2/1/16	100,000	116,615
6.15% 2/1/36	100,000	120,605
Teva Pharmaceutical Finance III 1.50% 6/15/12	100,000	101,279
Watson Pharmaceuticals
5.00% 8/15/14	40,000	43,617
6.125% 8/15/19	45,000	52,274
Wyeth
5.50% 3/15/13	50,000	55,383
5.50% 2/1/14	100,000	113,572
5.50% 2/15/16	150,000	175,700
5.95% 4/1/37	100,000	118,400
6.00% 2/15/36	100,000	118,060
6.50% 2/1/34	100,000	124,588
		8,044,191
Real Estate Investment Trusts – 0.27%
AMB Property 4.50% 8/15/17	100,000	101,218
AvalonBay Communities 6.10% 3/15/20	100,000	116,018
Boston Properties
5.00% 6/1/15	100,000	109,650
5.875% 10/15/19	100,000	111,929
CommonWealth REIT 5.75% 11/1/15	100,000	105,773
#Digital Realty Trust 144A 4.50% 7/15/15	100,000	103,353
Duke Realty 6.75% 3/15/20	50,000	55,944
Equity One 6.25% 12/15/14	50,000	54,226
ERP Operating
4.75% 7/15/20	100,000	104,232
5.125% 3/15/16	100,000	109,626
HCP 5.65% 12/15/13	250,000	268,872
Health Care REIT
6.125% 4/15/20	35,000	37,538
6.20% 6/1/16	50,000	55,936
Healthcare Realty Trust 6.50% 1/17/17	100,000	108,459
Hospitality Properties Trust 7.875% 8/15/14	100,000	112,590
Kimco Realty 6.875% 10/1/19	150,000	174,951
Liberty Property 6.625% 10/1/17	50,000	57,350
Mack-Cali Realty 7.75% 8/15/19	100,000	119,207
ProLogis
5.625% 11/15/15	25,000	24,485
6.25% 3/15/17	50,000	49,174
6.625% 5/15/18	100,000	98,707
6.875% 3/15/20	130,000	128,023
7.625% 8/15/14	50,000	54,081
Simon Property Group
4.20% 2/1/15	180,000	193,337
5.25% 12/1/16	50,000	55,966
5.65% 2/1/20	100,000	111,697
6.75% 2/1/40	100,000	118,334
10.35% 4/1/19	100,000	139,990
Vornado Realty 4.25% 4/1/15	100,000	103,595
		2,984,261
Road & Rail – 0.24%
Burlington Northern Santa Fe
5.05% 3/1/41	100,000	100,075
5.65% 5/1/17	50,000	57,770
5.75% 3/15/18	200,000	232,406
6.15% 5/1/37	25,000	28,736
7.95% 8/15/30	100,000	135,089
Canadian National Railway
5.55% 3/1/19	100,000	118,720
5.85% 11/15/17	150,000	177,800
6.25% 8/1/34	100,000	121,853
Canadian Pacific Railway 7.25% 5/15/19	65,000	80,568
CSX
6.15% 5/1/37	20,000	22,829
6.22% 4/30/40	100,000	115,226
6.25% 4/1/15	175,000	205,014
7.375% 2/1/19	100,000	125,743
Norfolk Southern
5.90% 6/15/19	100,000	119,108
7.05% 5/1/37	100,000	129,021
7.70% 5/15/17	40,000	51,191
7.80% 5/15/27	100,000	133,961
Ryder System 5.85% 11/1/16	100,000	112,542
Union Pacific
4.00% 2/1/21	65,000	67,490
5.65% 5/1/17	100,000	115,325
6.125% 1/15/12	100,000	106,174
6.125% 2/15/20	200,000	240,791
6.15% 5/1/37	25,000	29,109
		2,626,541
Semiconductors & Semiconductor Equipment – 0.02%
Analog Devices 5.00% 7/1/14	50,000	54,995
KLA-Tencor 6.90% 5/1/18	100,000	114,882
Maxim Integrated Products 3.45% 6/14/13	100,000	102,955
		272,832
Software – 0.21%
Adobe Systems
3.25% 2/1/15	100,000	104,747
4.75% 2/1/20	85,000	91,666
CA 5.375% 12/1/19	100,000	108,889
Intuit 5.75% 3/15/17	100,000	113,451
Microsoft
1.625% 9/25/15	300,000	300,570
2.95% 6/1/14	115,000	122,033
4.20% 6/1/19	100,000	111,139
5.20% 6/1/39	100,000	110,259
Oracle
3.75% 7/8/14	200,000	218,153
5.00% 7/8/19	100,000	115,009
5.25% 1/15/16	100,000	116,447
5.75% 4/15/18	225,000	267,947
6.50% 4/15/38	100,000	124,656
#144A 3.875% 7/15/20	100,000	104,897
#144A 5.375% 7/15/40	200,000	215,941
Symantec 4.20% 9/15/20	100,000	100,605
		2,326,409
Specialty Retail – 0.14%
AutoZone 5.75% 1/15/15	100,000	113,516
Home Depot
5.25% 12/16/13	100,000	111,663
5.40% 3/1/16	250,000	284,984
5.875% 12/16/36	250,000	267,437
Lowe's
4.625% 4/15/20	50,000	55,940
5.40% 10/15/16	100,000	118,042
5.60% 9/15/12	50,000	54,505
5.80% 10/15/36	100,000	112,124
5.80% 4/15/40	20,000	22,573
Sherwin-Williams 3.125% 12/15/14	100,000	106,073
Staples 9.75% 1/15/14	100,000	123,914
TJX
4.20% 8/15/15	50,000	55,435
6.95% 4/15/19	55,000	70,074
		1,496,280
Thrift & Mortgage Finance – 0.04%
US Central Federal Credit Union 1.90% 10/19/12	300,000	307,876
Western Federal Credit Union1.75% 11/2/12	100,000	102,310
		410,186
Tobacco – 0.20%
Altria Group
8.50% 11/10/13	100,000	119,828
9.25% 8/6/19	100,000	134,263
9.70% 11/10/18	350,000	474,474
9.95% 11/10/38	100,000	144,526
10.20% 2/6/39	100,000	148,233
Lorillard Tobacco
8.125% 6/23/19	100,000	114,649
8.125% 5/1/40	100,000	107,692
Philip Morris International
4.50% 3/26/20	100,000	109,312
4.875% 5/16/13	200,000	219,697
5.65% 5/16/18	150,000	175,898
6.375% 5/16/38	150,000	185,526
Reynolds American
7.25% 6/1/13	50,000	56,202
7.625% 6/1/16	95,000	111,572
UST 6.625% 7/15/12	100,000	108,612
		2,210,484
Trading Companies & Distributors – 0.01%
GATX 8.75% 5/15/14	100,000	118,208
		118,208
Wireless Telecommunication Services – 0.34%
Alltel 7.875% 7/1/32	100,000	133,574
America Movil
3.625% 3/30/15	200,000	209,308
5.00% 3/30/20	200,000	216,707
5.50% 3/1/14	400,000	442,730
6.125% 11/15/37	150,000	166,655
6.375% 3/1/35	25,000	28,563
American Tower
4.625% 4/1/15	50,000	53,378
5.05% 9/1/20	100,000	102,619
AT&T Wireless
8.125% 5/1/12	150,000	166,706
8.75% 3/1/31	300,000	434,744
Bellsouth Capital Funding 7.875% 2/15/30	100,000	125,116
Cellco Partnership/Verizon Wireless Capital
5.25% 2/1/12	100,000	105,924
5.55% 2/1/14	300,000	339,518
8.50% 11/15/18	200,000	272,752
Vodafone Group
4.15% 6/10/14	100,000	108,100
5.00% 12/16/13	150,000	165,026
5.00% 9/15/15	100,000	112,639
5.45% 6/10/19	200,000	231,857
5.625% 2/27/17	100,000	114,591
6.15% 2/27/37	200,000	235,035
		3,765,542
Total Corporate Bonds (Cost $205,216,307)		223,686,732
Municipal Bonds – 0.69%
American Municipal Power, Ohio Build America Bonds Series B 6.449% 2/15/44	50,000	53,753
Bay Area Toll Authority, California Toll Bridge Revenue Build America Bonds
Series F-2 6.263% 4/1/49	200,000	223,433
Series S1 6.793% 4/1/30	100,000	106,213
Series S1 6.918% 4/1/40	100,000	108,470
Series S1 7.043% 4/1/50	100,000	110,258
California State
4.85% 10/1/14	100,000	105,519
6.20% 10/1/19	100,000	110,817
(Taxable) 5.75% 3/1/17	100,000	109,503
(Taxable Various Purposes) 5.95% 4/1/16	35,000	38,514
California State Build America Bonds
7.30% 10/1/39	100,000	105,945
(Taxable) 6.65% 3/1/22	100,000	111,418
(Taxable) 7.625% 3/1/40	85,000	93,575
(Taxable) 7.95% 3/1/36	100,000	107,310
(Taxable Various Purpose) 7.50% 4/1/34	325,000	353,918
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax
Revenue Build America Bonds 5.491% 11/1/39	50,000	54,820
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue Series A 6.899% 12/1/40	100,000	107,870
City & County of Denver Build America Bonds 5.65% 8/1/30	100,000	103,575
Clark County, Nevada Airport Revenue Build America Bonds
6.881% 7/1/42	50,000	52,128
(Taxable) Series C 6.82% 7/1/45	75,000	83,246
Commonwealth of Massachusetts Consolidated Loan Build America Bonds 5.456% 12/1/39	100,000	108,609
Georgia State Build America Bonds Series H 4.503% 11/1/25	100,000	108,817
Illinois State (Taxable)
2.766% 1/1/12	100,000	100,943
3.321% 1/1/13	100,000	101,752
4.071% 1/1/14	100,000	103,686
4.421% 1/1/15	100,000	104,316
Illinois State Taxable Pension
4.95% 6/1/23	100,000	96,702
5.10% 6/1/33	500,000	419,999
Illinois State Toll Highway Authority Build America Bonds Series B 5.851% 12/1/34	100,000	103,024
Los Angeles, California Community College District
6.60% 8/1/42	100,000	110,450
6.75% 8/1/49	100,000	111,965
Los Angeles, California Department of Airports Build America Bonds (Taxable) 6.582% 5/15/39	25,000	27,878
Los Angeles, California Department of Water & Power Build America Bonds Series C 6.008% 7/1/39	25,000	27,154
Los Angeles, California Unified School District Build America Bonds 6.758% 7/1/34	115,000	130,539
Massachusetts State 4.91% 5/1/29	100,000	101,462
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	73,108
Metropolitan Government of Nashville & Davidson County Convention Center Authority Build
America Bonds (Taxable) 6.731% 7/1/43	50,000	53,771
Metropolitan Transportation Authority, New York Revenue Build America Bonds
5.871% 11/15/39	100,000	100,400
6.668% 11/15/39	75,000	81,996
Municipal Electric Authority, Georgia Build America Bonds (Taxable) (PLT Vogtle Units 3 & 4 Project)
6.637% 4/1/57	50,000	53,809
7.055% 4/1/57	100,000	97,790
New Jersey State Transportation Trust Fund Authority Build America Bonds 6.561% 12/15/40	100,000	112,641
New Jersey State Turnpike Authority Revenue Build America Bonds (Taxable) Series F
7.414% 1/1/40	90,000	111,830
New York City, New York Build America Bonds 5.206% 10/1/31	100,000	97,875
New York City, New York Municipal Water Finance Authority Build America Bonds
5.724% 6/15/42	65,000	69,939
5.75% 6/15/41	100,000	107,895
5.952% 6/15/42	100,000	111,229
(Taxable) 6.011% 6/15/42	35,000	39,062
New York State Dormitory Authority Build America Bonds
5.50% 3/15/30	100,000	105,118
5.60% 3/15/40	100,000	105,862
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	208,109
New York State Urban Development Corporation Build America Bonds 5.77% 3/15/39	50,000	53,037
Ohio State University Build America Bonds (Taxable) Series C 4.91% 6/1/40	100,000	102,043
Oregon State Department of Transportation (Taxable) Series A Sub-Lien 5.834% 11/15/34	75,000	85,076

Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable
(Direct Subsidiary) Series A 5.00% 9/15/27	100,000	100,448
Pennsylvania State (Taxable) Series B 2nd 5.35% 5/1/30	100,000	105,856
Pennsylvania State Turnpike Commission Revenue Build America Bonds 6.105% 12/1/39	100,000	109,786
Pennsylvania Turnpike Commission Series B Build America Bonds
5.511% 12/1/45	150,000	150,918
5.561% 12/1/49	200,000	201,276
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	60,461
San Antonio, Texas Electric & Gas Build America Bonds 5.985% 2/1/39	50,000	59,321
San Diego County, California Water Authority Financing Agency Revenue Build America
Bonds Series B 6.138% 5/1/49	100,000	111,105
San Francisco City & County Public Utilities Commission
Build America Bonds 6.00% 11/1/40	100,000	104,620
Series B 6.00% 11/1/40	100,000	104,674
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	215,149
University of Texas Revenues Build America Bonds Series C 4.794% 8/15/46	90,000	91,456
University of Virginia Revenue Build America Bonds (Taxable) 6.20% 9/1/39	50,000	61,973
Utah State Build America Bonds
Series B 3.539% 7/1/25	100,000	99,986
Series D 4.554% 7/1/24	60,000	64,469
Virginia Commonwealth Transportation Board Build America Bonds 5.35% 5/15/35	100,000	108,086
Washington State Build America Bonds
Series D 5.481% 8/1/39	50,000	54,276
Series F 5.09% 8/1/33	100,000	106,128
Total Municipal Bonds (Cost $7,143,162)		7,578,159
Non-Agency Asset-Backed Securities – 0.23%
BMW Vehicle Owner Trust Series 2010-A A3 1.39% 4/25/14	100,000	101,232
Chase Issuance Trust Series 2007-A17 A 5.12% 10/15/14	200,000	217,622
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	28,185
Series 2005-A2 A2 4.85% 3/10/17	50,000	56,518
Series 2006-A3 A3 5.30% 3/15/18	250,000	291,596
Series 2008-A1 A1 5.35% 2/7/20	150,000	177,469
Series 2008-A5 A5 4.85% 4/22/15	250,000	274,194
Series 2009-A4 A4 4.90% 6/23/16	200,000	224,503
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	250,000	297,306
Ford Credit Auto Owner Trust Series 2008-B A4A 4.95% 3/15/13	50,000	52,389
Honda Auto Receivables Owner Trust Series 2010-2 A3 1.34% 3/18/14	175,000	176,775
Nissan Auto Receivables Owner Trust Series 2010-A A3 0.87% 7/15/14	100,000	100,144
USAA Auto Owner Trust Series 2009-1 A4 4.77% 9/15/14	500,000	533,851
Total Non-Agency Asset-Backed Securities (Cost $2,380,370)		2,531,784
Regional Authorities – 0.35%∆
Canada – 0.35%
British Columbia Province
2.85% 6/15/15	100,000	106,461
6.50% 1/15/26	100,000	133,661
7.25% 9/1/36	100,000	150,764
Manitoba Province
2.125% 4/22/13	100,000	103,535
5.00% 2/15/12	100,000	106,055
Nova Scotia Province
2.375% 7/21/15	200,000	206,076
5.125% 1/26/17	50,000	58,303
Ontario Province
1.875% 11/19/12	200,000	204,988
1.875% 9/15/15	200,000	201,728
2.625% 1/20/12	200,000	205,126
2.70% 6/16/15	100,000	104,855
2.95% 2/5/15	200,000	211,930
4.00% 10/7/19	200,000	216,304
4.10% 6/16/14	500,000	549,743
4.40% 4/14/20	200,000	221,614
4.95% 6/1/12	75,000	80,277
4.95% 11/28/16	100,000	116,028
Quebec Province
3.50% 7/29/20	200,000	205,320
4.625% 5/14/18	100,000	114,095
4.875% 5/5/14	100,000	112,802
5.00% 3/1/16	200,000	231,548
7.50% 9/15/29	175,000	255,721
Total Regional Authorities (Cost $3,646,140)		3,896,934
Sovereign Agencies – 0.13%∆
Canada – 0.05%
Export Development Canada
2.25% 5/28/15	100,000	104,031
2.625% 11/15/11	150,000	153,816
3.50% 5/16/13	100,000	107,123
4.50% 10/25/12	200,000	216,001
		580,971
Japan – 0.08%
Japan Bank for International Cooperation
2.125% 11/5/12	100,000	102,357
2.875% 2/2/15	100,000	105,585
4.25% 6/18/13	200,000	217,775
Japan Finance 1.50% 7/6/12	200,000	202,318
Japan Finance Organization for Municipalities 5.00% 5/16/17	200,000	233,179
		861,214
Total Sovereign Agencies (Cost $1,387,190)		1,442,185
Sovereign Debt – 1.20%∆
Brazil – 0.30%
Republic of Brazil
4.875% 1/22/21	100,000	110,250
5.625% 1/7/41	125,000	137,813
5.875% 1/15/19	500,000	588,749
7.125% 1/20/37	200,000	264,000
8.00% 1/15/18	166,667	200,084
8.25% 1/20/34	150,000	219,000
8.75% 2/4/25	300,000	441,698
8.875% 10/14/19	200,000	282,500
8.875% 4/15/24	100,000	147,250
10.125% 5/15/27	125,000	201,875
10.25% 6/17/13	150,000	187,875
10.50% 7/14/14	100,000	130,900
11.00% 8/17/40	300,000	417,000
		3,328,994
Canada – 0.02%
Canada Government 2.375% 9/10/14	200,000	209,759
		209,759
Chile – 0.02%
Chile Government
3.875% 8/5/20	100,000	104,227
5.50% 1/15/13	100,000	109,647
		213,874
Hungary – 0.03%
Republic of Hungary
4.75% 2/3/15	200,000	203,612
6.25% 1/29/20	100,000	107,766
		311,378
Israel – 0.05%
Israel Government
5.125% 3/1/14	100,000	110,857
5.125% 3/26/19	75,000	83,163
5.50% 11/9/16	100,000	116,165
Israel Government AID Bond 5.50% 4/26/24	200,000	249,224
		559,409
Italy – 0.19%
Republic of Italy
2.125% 10/5/12	200,000	201,590
3.125% 1/26/15	200,000	203,986
4.375% 6/15/13	200,000	212,162
4.50% 1/21/15	200,000	214,481
4.75% 1/25/16	200,000	215,190
5.25% 9/20/16	200,000	220,572
5.375% 6/12/17	200,000	221,131
5.375% 6/15/33	100,000	102,133
5.625% 6/15/12	200,000	212,985
6.875% 9/27/23	200,000	243,169
		2,047,399
Mexico – 0.23%
Mexican Government
5.625% 1/15/17	250,000	287,250
6.375% 1/16/13	200,000	223,700
6.75% 9/27/34	200,000	249,500
8.30% 8/15/31	150,000	214,875
11.375% 9/15/16	200,000	293,000
United Mexican States
5.125% 1/15/20	350,000	392,875
5.875% 2/17/14	100,000	113,000
5.95% 3/19/19	250,000	294,625
6.05% 1/11/40	375,000	431,249
		2,500,074
Norway – 0.06%
Eksportfinans
2.00% 9/15/15	100,000	100,366
5.00% 2/14/12	200,000	211,776
5.50% 5/25/16	250,000	292,333
		604,475
Panama – 0.06%
Panama Government
5.20% 1/30/20	100,000	111,250
6.70% 1/26/36	100,000	123,250
7.125% 1/29/26	100,000	127,500
8.875% 9/30/27	100,000	145,750
9.375% 4/1/29	100,000	152,000
		659,750
Peru – 0.07%
Republic of Peru
6.55% 3/14/37	50,000	60,875
7.125% 3/30/19	125,000	157,188
7.35% 7/21/25	100,000	130,250
8.375% 5/3/16	100,000	127,000
8.75% 11/21/33	200,000	298,500
		773,813
Poland – 0.06%
Republic of Poland
5.25% 1/15/14	300,000	328,209
6.25% 7/3/12	50,000	54,439
6.375% 7/15/19	280,000	331,288
		713,936
Republic of Korea – 0.05%
Republic of Korea
4.875% 9/22/14	50,000	54,877
5.125% 12/7/16	100,000	112,566
5.75% 4/16/14	200,000	224,590
7.125% 4/16/19	100,000	127,834
		519,867
South Africa – 0.04%
South Africa Government
5.875% 5/30/22	100,000	115,500
6.875% 5/27/19	300,000	368,250
		483,750
Sweden – 0.02%
Swedish Export Credit
3.25% 9/16/14	200,000	213,420
5.125% 3/1/17	50,000	58,099
		271,519
Total Sovereign Debt (Cost $12,051,176)		13,197,997
Supranational Banks – 1.17%
African Development Bank
1.625% 2/11/13	100,000	102,175
1.875% 1/23/12	100,000	101,781
3.00% 5/27/14	100,000	106,980
Asian Development Bank
1.625% 7/15/13	500,000	512,100
2.625% 2/9/15	400,000	422,105
2.75% 5/21/14	250,000	265,336
4.25% 10/20/14	100,000	111,817
Corporation Andina de Fomento 8.125% 6/4/19	140,000	174,844
Council of Europe Development Bank 2.75% 2/10/15	100,000	105,665
European Bank for Reconstruction & Development
2.75% 4/20/15	200,000	211,876
3.625% 6/17/13	100,000	107,876
European Investment Bank
1.625% 3/15/13	500,000	510,785
1.625% 9/1/15	100,000	101,148
1.75% 9/14/12	500,000	511,875
2.00% 2/10/12	500,000	510,450
2.375% 3/14/14	200,000	208,844
2.625% 11/15/11	200,000	204,953
2.75% 3/23/15	500,000	530,644
2.875% 3/15/13	200,000	210,459
2.875% 9/15/20	200,000	203,173
3.00% 4/8/14	200,000	213,164
3.125% 6/4/14	500,000	536,573
3.25% 10/14/11	200,000	205,952
3.25% 5/15/13	500,000	531,950
4.25% 7/15/13	250,000	273,117
4.875% 2/16/16	300,000	348,929
4.875% 1/17/17	400,000	468,012
4.875% 2/15/36	100,000	111,924
Inter-American Development Bank
3.00% 4/22/14	200,000	213,578
3.875% 2/14/20	200,000	220,820
4.25% 9/14/15	375,000	423,890
4.375% 9/20/12	100,000	107,238
5.125% 9/13/16	300,000	354,925
International Bank for Reconstruction & Development
1.125% 7/6/12	300,000	301,596
1.75% 10/22/12	500,000	512,032
2.00% 4/2/12	600,000	614,584
2.375% 5/26/15	300,000	314,337
3.50% 10/8/13	400,000	432,105
4.75% 2/15/35	50,000	57,634
5.00% 4/1/16	300,000	350,896
7.625% 1/19/23	100,000	145,471
International Finance
3.00% 4/22/14	305,000	326,581
3.50% 5/15/13	200,000	214,574
Nordic Investment Bank
1.625% 1/28/13	200,000	204,039
2.625% 10/6/14	100,000	105,220
3.625% 6/17/13	100,000	107,382
Total Supranational Banks (Cost $12,393,673)		12,911,409
U.S. Treasury Obligations – 33.34%
U.S. Treasury Bonds
3.50% 2/15/39	2,650,000	2,564,288
3.875% 8/15/40	1,500,000	1,550,859
4.25% 5/15/39	2,350,000	2,583,898
4.375% 2/15/38	1,500,000	1,690,547
4.375% 11/15/39	3,050,000	3,422,195
4.375% 5/15/40	3,000,000	3,369,861
4.50% 2/15/36	550,000	632,500
4.50% 5/15/38	950,000	1,092,797
4.50% 8/15/39	3,350,000	3,836,273
4.625% 2/15/40	3,100,000	3,622,641
4.75% 2/15/37	300,000	358,688
5.00% 5/15/37	250,000	310,469
5.25% 11/15/28	500,000	631,797
5.25% 2/15/29	1,700,000	2,148,640
5.375% 2/15/31	2,500,000	3,219,140
6.125% 11/15/27	800,000	1,104,750
6.125% 8/15/29	1,800,000	2,504,813
6.25% 8/15/23	600,000	812,719
6.25% 5/15/30	2,200,000	3,113,689
6.375% 8/15/27	1,250,000	1,766,211
6.75% 8/15/26	500,000	727,344
7.125% 2/15/23	500,000	721,172
7.25% 8/15/22	500,000	725,000
7.50% 11/15/24	500,000	758,047
7.625% 2/15/25	500,000	767,657
7.875% 2/15/21	750,000	1,111,406
8.00% 11/15/21	1,300,000	1,960,969
8.125% 5/15/21	500,000	754,922
8.125% 8/15/21	700,000	1,060,938
U.S. Treasury Notes
0.375% 8/31/12	2,000,000	1,998,828
0.375% 9/30/12	5,000,000	4,995,133
0.625% 6/30/12	2,000,000	2,008,434
0.625% 7/31/12	3,000,000	3,013,011
0.75% 11/30/11	3,000,000	3,015,588
0.75% 5/31/12	5,000,000	5,030,679
0.75% 8/15/13	2,000,000	2,007,812
0.75% 9/15/13	3,000,000	3,010,314
0.875% 1/31/12	3,000,000	3,022,032
0.875% 2/29/12	3,000,000	3,023,328
1.00% 10/31/11	2,600,000	2,619,804
1.00% 12/31/11	4,000,000	4,034,376
1.00% 3/31/12	3,000,000	3,030,108
1.00% 4/30/12	3,000,000	3,030,708
1.00% 7/15/13	2,000,000	2,022,192
1.125% 12/15/11	1,500,000	1,514,708
1.125% 1/15/12	2,500,000	2,526,173
1.125% 12/15/12	2,500,000	2,535,548
1.125% 6/15/13	3,000,000	3,043,128
1.25% 8/31/15	2,000,000	1,999,688
1.25% 9/30/15	3,000,000	2,995,782
1.375% 2/15/12	2,000,000	2,028,984
1.375% 3/15/12	1,500,000	1,523,321
1.375% 4/15/12	1,000,000	1,016,133
1.375% 5/15/12	2,000,000	2,032,734
1.375% 9/15/12	2,000,000	2,037,110
1.375% 10/15/12	3,000,000	3,056,718
1.375% 11/15/12	2,000,000	2,038,906
1.375% 1/15/13	5,000,000	5,099,609
1.375% 2/15/13	3,000,000	3,060,705
1.375% 3/15/13	2,500,000	2,551,768
1.375% 5/15/13	4,000,000	4,084,384
1.50% 7/15/12	1,500,000	1,530,587
1.50% 12/31/13	1,000,000	1,025,078
1.75% 11/15/11	2,000,000	2,032,344
1.75% 8/15/12	2,500,000	2,563,185
1.75% 4/15/13	3,000,000	3,091,158
1.75% 1/31/14	2,000,000	2,065,626
1.75% 3/31/14	2,000,000	2,065,312
1.75% 7/31/15	3,500,000	3,584,760
1.875% 6/15/12	2,000,000	2,051,642
1.875% 2/28/14	1,500,000	1,555,196
1.875% 4/30/14	2,800,000	2,903,908
1.875% 6/30/15	2,000,000	2,061,250
1.875% 8/31/17	2,000,000	1,998,594
1.875% 9/30/17	2,000,000	1,995,312
2.00% 11/30/13	1,600,000	1,665,750
2.125% 11/30/14	2,000,000	2,090,626
2.125% 5/31/15	2,500,000	2,606,840
2.25% 5/31/14	2,000,000	2,101,876
2.25% 1/31/15	2,500,000	2,623,828
2.375% 8/31/14	3,700,000	3,904,370
2.375% 9/30/14	3,000,000	3,166,875
2.375% 10/31/14	3,800,000	4,011,375
2.375% 2/28/15	3,000,000	3,164,988
2.375% 3/31/16	2,000,000	2,097,344
2.375% 7/31/17	2,000,000	2,065,312
2.50% 3/31/13	1,500,000	1,574,883
2.50% 3/31/15	2,000,000	2,121,094
2.50% 4/30/15	2,000,000	2,120,626
2.50% 6/30/17	2,000,000	2,084,062
2.625% 6/30/14	2,000,000	2,129,532
2.625% 7/31/14	2,400,000	2,555,251
2.625% 12/31/14	3,000,000	3,196,173
2.625% 2/29/16	2,000,000	2,125,782
2.625% 4/30/16	1,000,000	1,060,860
2.625% 8/15/20	3,000,000	3,028,593
2.75% 2/28/13	1,000,000	1,054,610
2.75% 10/31/13	2,250,000	2,393,087
2.75% 11/30/16	2,500,000	2,656,640
2.75% 5/31/17	3,000,000	3,174,141
2.75% 2/15/19	5,000,000	5,187,889
3.00% 8/31/16	2,000,000	2,157,812
3.00% 9/30/16	2,000,000	2,157,188
3.00% 2/28/17	2,000,000	2,151,250
3.125% 4/30/13	2,000,000	2,134,220
3.125% 8/31/13	1,000,000	1,072,656
3.125% 9/30/13	1,500,000	1,610,391
3.125% 10/31/16	2,500,000	2,713,868
3.125% 1/31/17	3,000,000	3,251,250
3.125% 4/30/17	2,500,000	2,705,665
3.125% 5/15/19	4,000,000	4,250,939
3.25% 5/31/16	1,700,000	1,861,235
3.25% 6/30/16	1,500,000	1,642,617
3.25% 7/31/16	1,500,000	1,641,915
3.25% 12/31/16	2,000,000	2,182,970
3.25% 3/31/17	2,000,000	2,181,562
3.375% 11/30/12	1,000,000	1,063,828
3.375% 6/30/13	1,500,000	1,615,547
3.375% 7/31/13	2,000,000	2,158,438
3.375% 11/15/19	4,200,000	4,525,171
3.50% 5/31/13	950,000	1,025,258
3.50% 2/15/18	1,600,000	1,767,250
3.50% 5/15/20	5,500,000	5,970,942
3.625% 12/31/12	1,000,000	1,071,016
3.625% 5/15/13	1,250,000	1,352,735
3.625% 8/15/19	5,500,000	6,049,141
3.625% 2/15/20	5,000,000	5,484,764
3.75% 11/15/18	3,630,000	4,055,959
3.875% 2/15/13	800,000	864,875
3.875% 5/15/18	1,350,000	1,524,446
4.00% 11/15/12	500,000	538,203
4.00% 2/15/14	1,250,000	1,385,645
4.00% 2/15/15	2,500,000	2,811,525
4.00% 8/15/18	2,550,000	2,900,227
4.125% 8/31/12	1,000,000	1,071,211
4.125% 5/15/15	2,250,000	2,550,411
4.25% 9/30/12	1,000,000	1,076,485
4.25% 8/15/13	2,000,000	2,209,220
4.25% 11/15/13	1,000,000	1,111,406
4.25% 8/15/14	1,200,000	1,353,282
4.25% 11/15/14	2,000,000	2,267,656
4.25% 8/15/15	2,500,000	2,857,618
4.25% 11/15/17	500,000	578,633
4.50% 11/30/11	1,250,000	1,310,840
4.50% 3/31/12	1,000,000	1,062,696
4.50% 4/30/12	1,000,000	1,065,938
4.50% 11/15/15	1,000,000	1,160,625
4.50% 2/15/16	2,000,000	2,320,938
4.50% 5/15/17	850,000	993,637
4.625% 10/31/11	1,000,000	1,046,758
4.625% 12/31/11	1,000,000	1,053,985
4.625% 2/29/12	2,000,000	2,121,406
4.625% 7/31/12	1,900,000	2,048,363
4.625% 11/15/16	1,000,000	1,175,000
4.625% 2/15/17	1,700,000	1,998,563
4.75% 5/31/12	1,000,000	1,072,891
4.75% 5/15/14	2,000,000	2,282,812
4.75% 8/15/17	500,000	593,711
4.875% 2/15/12	2,500,000	2,656,055
4.875% 6/30/12	500,000	539,493
4.875% 8/15/16	1,000,000	1,187,266
5.125% 5/15/16	1,500,000	1,796,484
6.625% 2/15/27	750,000	1,082,461
7.25% 5/15/16	1,000,000	1,311,485
7.50% 11/15/16	800,000	1,071,313
8.125% 8/15/19	500,000	731,446
8.50% 2/15/20	150,000	226,430
8.75% 5/15/17	500,000	718,008
8.75% 5/15/20	400,000	615,531
8.75% 8/15/20	800,000	1,236,375
8.875% 8/15/17	750,000	1,090,606
8.875% 2/15/19	750,000	1,133,731
9.125% 5/15/18	250,000	377,070
9.25% 2/15/16	200,000	281,609
11.25% 2/15/15	250,000	358,770
Total U.S. Treasury Obligations (Cost $350,637,972)		367,097,061

	Number of
	Shares
Short-Term Investment – 5.69%
Money Market Mutual Fund – 5.69%
Dreyfus Treasury & Agency Cash Management Fund	62,702,275	62,702,275
Total Short-Term Investment (Cost $62,702,275)		62,702,275
Total Value of Securities – 104.43%
(Cost $1,097,591,613)		1,149,903,676
Liabilities Net of Receivables and Other Assets (See Notes) – (4.43%)		(48,789,576)
Net Assets Applicable to 97,162,998 Shares Outstanding – 100.00%		$1,101,114,100

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $2,010,916, which represented 0.18% of the Fund's net assets. See Note 3 in "Notes."
∆Securities have been classified by country of origin.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To Be Announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Bond Index Fund (Fund).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades—The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other— Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,097,802,968
Aggregate unrealized appreciation	$ 52,565,249
Aggregate unrealized depreciation	(464.541)
Net unrealized appreciation	$ 52,100,708

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$457,390,924	$457,390,924
Corporate Debt	-	223,686,732	223,686,732
Foreign Debt	-	31,448,525	31,448,525
Municipal Bonds	-	7,578,159	7,578,159
Short-Term	62,702,275	-	62,702,275
U.S. Treasury Obligations	-	367,097,06	367,097,061
Total	$62,702,275	$1,087,201,401	$1,149,903,676

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Foreign
Deb
Balance as of 12/31/09	$205,058
Net change in unrealized
appreciation/depreciation	928
Transfers out of Level 3	(205,986)
Balance as of 9/30/	$ -

During the period ended September 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $205,986 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

3. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2010, there were no Section 4(2) securities or illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Large Cap 100 Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.84%
Aerospace & Defense – 5.06%
General Dynamics	48,637	$3,054,890
Honeywell International	82,900	3,642,626
L-3 Communications Holdings	40,560	2,931,271
Lockheed Martin	44,861	3,197,692
Northrop Grumman	57,013	3,456,698
Raytheon	65,805	3,007,947
		19,291,124
Beverages – 1.10%
Molson Coors Brewing Class B	88,725	4,189,595
		4,189,595
Chemicals – 3.33%
Air Products & Chemicals	50,700	4,198,974
Lubrizol	40,942	4,338,623
PPG Industries	57,072	4,154,842
		12,692,439
Commercial Services & Supplies – 2.05%
Republic Services	128,600	3,921,014
Waste Management	109,000	3,895,660
		7,816,674
Communications Equipment – 1.80%
Corning	185,764	3,395,766
Harris	78,596	3,481,017
		6,876,783
Computers & Peripherals – 0.78%
Hewlett-Packard	70,707	2,974,643
		2,974,643
Distributors – 1.03%
Genuine Parts	88,407	3,942,068
		3,942,068
Diversified Consumer Services – 0.72%
Block (H&R)	211,100	2,733,745
		2,733,745
Diversified Telecommunications Services – 2.17%
AT&T	144,419	4,130,383
CenturyTel	105,284	4,154,507
		8,284,890
Electric Utilities – 3.11%
American Electric Power	109,173	3,955,338
FirstEnergy	96,000	3,699,840
Progress Energy	94,800	4,211,016
		11,866,194
Energy Equipment & Services – 1.07%
National Oilwell Varco	92,042	4,093,108
		4,093,108
Food Products – 3.80%
ConAgra Foods	149,759	3,285,712
Kraft Foods	124,100	3,829,726
Sara Lee	268,000	3,599,240
Smucker (J.M.)	61,967	3,750,863
		14,465,541
Health Care Providers & Services – 5.58%
Aetna	106,911	3,379,457
Cardinal Health	103,704	3,426,380
CIGNA	102,100	3,653,138
McKesson	57,173	3,532,148
Quest Diagnostics	64,400	3,250,268
UnitedHealth Group	114,245	4,011,142
		21,252,533
Hotels, Restaurants & Leisure – 2.00%
Darden Restaurants	84,300	3,606,354
Wyndham Worldwide	145,828	4,005,895
		7,612,249
Household Durables – 1.69%
Garmin	97,587	2,961,765
Whirlpool	43,000	3,481,280
		6,443,045
Household Products – 1.01%
Kimberly-Clark	59,414	3,864,881
		3,864,881
Independent Power Producers & Traders – 2.94%
Ameren	143,141	4,065,204
Constellation Energy Group	106,400	3,430,336
†NRG Energy	178,607	3,718,598
		11,214,138
Industrial Conglomerates – 0.88%
General Electric	205,249	3,335,296
		3,335,296
Insurance – 9.78%
Allstate	115,600	3,647,180
Chubb	72,000	4,103,280
Cincinnati Financial	129,858	3,746,403
Everest Re Group	46,391	4,011,430
PartnerRe	47,051	3,772,549
Principal Financial Group	128,600	3,333,312
Prudential Financial	62,100	3,364,578
Travelers	69,547	3,623,399
Unum Group	151,571	3,357,298
XL Group	197,500	4,277,850
		37,237,279
IT Services – 2.90%
Automatic Data Processing	84,400	3,547,332
Computer Sciences	68,919	3,170,274
Fidelity National Information Services	159,221	4,319,666
		11,037,272
Leisure Equipment & Products – 2.16%
Hasbro	97,995	4,361,758
Mattel	165,085	3,872,894
		8,234,652
Machinery – 0.86%
ITT	70,000	3,278,100
		3,278,100
Media – 4.79%
Comcast Class A	199,500	3,606,960
News Class A	259,105	3,383,911
Omnicom Group	96,760	3,820,085
Time Warner	119,431	3,660,560
Time Warner Cable	70,083	3,783,781
		18,255,297
Metals & Mining – 1.21%
Newmont Mining	73,300	4,603,973
		4,603,973
Multiline Retail – 0.83%
Penney (J.C.)	116,774	3,173,917
		3,173,917
Office Electronics – 1.05%
Xerox	384,878	3,983,487
		3,983,487
Oil, Gas & Consumable Fuels – 7.88%
Chevron	49,519	4,013,515
ConocoPhillips	72,969	4,190,610
Exxon Mobil	112,373	6,943,537
Marathon Oil	118,027	3,906,694
Murphy Oil	66,415	4,112,417
Spectra Energy	165,731	3,737,234
Williams Companies	162,635	3,107,955
		30,011,962
Paper & Forest Products – 1.81%
International Paper	152,600	3,319,050
MeadWestvaco	146,200	3,564,356
		6,883,406
Pharmaceuticals – 5.84%
Abbott Laboratories	70,900	3,703,816
Bristol-Myers Squibb	139,800	3,789,978
Johnson & Johnson	57,315	3,551,237
Lilly (Eli)	103,100	3,766,243
Merck	100,537	3,700,767
Pfizer	217,653	3,737,102
		22,249,143
Real Estate Invesment Trusts – 1.88%
Annaly Mortgage Management	217,300	3,824,480
ProLogis	284,502	3,351,434
		7,175,914
Road & Rail – 2.11%
CSX	73,347	4,057,556
Norfolk Southern	67,121	3,994,371
		8,051,927
Semiconductors & Semiconductor Equipment – 6.07%
Analog Devices	129,551	4,065,310
Intel	168,741	3,244,889
Maxim Integrated Products	193,600	3,583,536
Microchip Technology	133,291	4,192,003
Texas Instruments	152,556	4,140,370
Xilinx	147,235	3,917,923
		23,144,031
Software – 0.89%
CA	160,003	3,379,263
		3,379,263
Specialty Retail – 0.80%
Gap	162,554	3,030,007
		3,030,007
Textiles, Apparel & Luxury Goods – 0.99%
VF	46,548	3,771,319
		3,771,319
Thrift & Mortgage Finance – 2.64%
Hudson City Bancorp	265,200	3,251,352
New York Community Bancorp	225,698	3,667,592
People's United Financial	240,117	3,143,132
		10,062,076
Tobacco – 2.23%
Altria Group	182,803	4,390,928
Reynolds American	69,119	4,104,977
		8,495,905
Total Common Stock (Cost $352,058,694)		369,007,876
	Principal
	Amount
	(U.S. $)
∞^U.S. Treasury Obligations – 0.24%
U.S. Treasury Bills
0.103% 10/14/10	$540,000	539,981
0.141% 11/18/10	225,000	224,965
0.395% 12/16/10	150,000	149,962
Total U. S. Treasury Obligations (Cost $914,813)		914,908
	Number of
	Shares
Short-Term Investment – 3.27%
Money Market Mutual Fund – 3.27%
Dreyfus Treasury & Agency Cash Management Fund	12,461,238	12,461,238
Total Short-Term Investment (Cost $12,461,238)		12,461,238
Total Value of Securities – 100.35%
(Cost $365,434,745)		382,384,022
Liabilities Net of Receivables and Other Assets (See Notes) – (0.35%)		(1,350,032)
Net Assets Applicable to 39,851,056 Shares Outstanding – 100.00%		$381,033,990

†Non income producing security.
^Zero coupon security. The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.

1The following futures contract was outstanding at September 30, 2010:

Futures Contract

Contract to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation
198 S&P 500 E-Mini Index	$10,938,460	$11,253,330	12/13/10	$314,870

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Equity securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities having less than 60 days to maturity are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$366,830,805
Aggregate unrealized appreciation	$ 22,217,884
Aggregate unrealized depreciation	(6,664,667)
Net unrealized appreciation	$ 15,553,217

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $6,075,009 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$369,007,876	$ -	$369,007,876
U.S. Treasury Obligations	-	914,908	914,908
Short-Term	12,461,238	-	12,461,238
Total	$381,469,114	$914,908	$382,384,022

Futures Contract	$314,870	$ -	$314,870

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Mid Cap 200 Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.24%
Aerospace & Defense – 2.16%
Applied Signal Technology	21,514	$535,269
Ducommun	20,200	439,956
KBR	19,000	468,160
Triumph Group	6,055	451,642
		1,895,027
Airlines – 1.16%
†Republic Airways Holdings	71,700	593,676
SkyWest	30,062	419,666
		1,013,342
Auto Components – 0.52%
Standard Motor Products	42,900	451,737
		451,737
Biotechnology – 0.70%
†American Oriental Bioengineering	104,300	251,363
PDL BioPharma	69,121	363,576
		614,939
Building Products – 0.80%
Ameron International	6,717	456,488
Apogee Enterprises	26,682	244,140
		700,628
Capital Markets – 3.74%
Apollo Investment	32,848	336,035
Ares Capital	28,387	444,257
BlackRock Kelso Capital	42,660	490,590
Fifth Street Finance	36,978	411,935
Gladstone Capital	36,300	409,101
MVC Capital	31,635	410,306
PennantPark Investment	40,693	431,753
Prospect Capital	35,023	340,073
		3,274,050
Chemicals – 3.77%
Ashland	8,000	390,160
Hawkins	17,514	620,346
Huntsman	35,047	405,143
Innophos Holdings	15,126	500,671
Olin	21,448	432,392
Quaker Chemical	15,709	511,485
Sensient Technologies	14,700	448,203
		3,308,400
Commercial Banks – 1.94%
Banco Latinoamericano de Comercio Exterior	29,600	427,720
First Bancorp	31,478	428,730
FNB	51,900	444,264
Renasant	26,300	400,023
		1,700,737
Commercial Services & Supplies – 1.32%
ABM Industries	20,084	433,614
Brady Class A	13,700	399,629
EnergySolutions	65,100	327,453
		1,160,696
Communications Equipment – 3.69%
Adtran	16,120	569,037
†Anaren	29,575	496,564
Bel Fuse Class B	21,110	439,510
Black Box	13,901	445,666
†EchoStar Class A	21,118	402,931
Plantronics	13,708	463,056
Tellabs	55,700	414,965
		3,231,729
Computers & Peripherals – 0.47%
Diebold	13,286	413,062
		413,062
Construction & Engineering – 1.31%
Comfort Systems USA	33,500	359,455
Granite Construction	13,873	315,472
Great Lakes Dredge & Dock	81,589	474,032
		1,148,959
Consumer Finance – 0.40%
Student Loan	11,934	354,440
		354,440
Containers & Packing – 0.51%
Sealed Air	20,000	449,600
		449,600
Distributors – 0.49%
†Core Mark Holding	14,000	433,440
		433,440
Diversified Consumer Services – 1.85%
Hillenbrand	19,500	419,445
Regis	22,900	438,076
Service Corporation International	46,764	403,106
Stewart Enterprises	66,966	360,947
		1,621,574
Diversified Financials – 0.41%
Primoris Services	55,037	359,942
		359,942
Diversified Telecommunications Services – 1.15%
Atlantic Tele-Network	9,494	467,485
USA Mobility	33,500	537,005
		1,004,490
Electric Utilities – 2.51%
Central Vermont Public Service	20,900	421,553
Empire District Electric	23,324	469,978
Otter Tail	19,400	395,566
Pepco Holdings	24,800	461,280
Portland General Electric	22,167	449,547
		2,197,924
Electrical Equipment – 0.61%
AZZ	12,500	535,500
		535,500
Electronic Equipment, Instruments & Components – 4.19%
AVX	29,660	409,901
†China Security & Surveillance Technology	55,200	306,912
†CPI International	32,082	449,148
CTS	45,483	437,546
†Ingram Micro	24,400	411,384
MTS Systems	14,651	454,181
Park Electrochemical	14,817	390,280
†Synnex	14,411	405,526
†Tech Data	10,020	403,806
		3,668,684
Energy Equipment & Services – 0.87%
Gulf Island Fabrication	19,401	353,098
Tidewater	9,049	405,486
		758,584
Food & Staples Retailing – 2.04%
Ingles Markets Class A	28,472	472,920
Spartan Stores	29,700	430,650
Village Super Market Class A	15,169	423,822
Weis Markets	11,730	458,995
		1,786,387
Food Products – 1.52%
Cal-Maine Foods	12,638	366,249
Del Monte Foods	29,420	385,696
Seaboard	327	579,117
		1,331,062
Gas Utilities – 0.95%
Atmos Energy	14,700	429,975
Southern Union	16,900	406,614
		836,589
Health Care Equipment & Supplies – 3.86%
Analogic	9,996	448,620
Atrion	2,963	466,702
Cantel Medical	21,279	344,720
Cooper	10,825	500,331
Invacare	16,158	428,349
STERIS	12,594	418,373
West Pharmaceutical Services	10,020	343,786
Young Innovations	15,100	432,011
		3,382,892
Health Care Providers & Services – 5.17%
Chemed	7,845	446,930
Ensign Group	24,581	441,229
HealthSpring	24,077	622,149
†Kindred Healthcare	23,400	304,668
†National Healthcare	12,137	449,919
Omnicare	15,000	358,200
Owens & Minor	9,301	264,706
Patterson	13,500	386,775
†Sun Healthcare Group	45,006	381,201
†Triple-S Management Class B	24,000	404,400
Universal Health Services Class B	12,008	466,631
		4,526,808
Hotels, Restaurants & Leisure – 2.38%
Ambassadors Group	38,100	432,054
Bob Evans Farms	13,600	381,752
Burger King Holdings	19,954	476,502
Churchill Downs	11,300	403,636
Marcus	33,052	391,666
		2,085,610
Household Durables – 2.37%
American Greetings Class A	20,400	379,236
Kimball International Class B	61,300	357,379
National Presto Industries	3,600	383,292
Newell Rubbermaid	27,900	496,899
Snap-On	9,851	458,170
		2,074,976
Industrial Conglomerates – 0.81%
Carlisle	11,004	329,570
Teleflex	6,631	376,508
		706,078
Insurance – 9.40%
Allied World Assurance Holdings	9,503	537,774
Alterra Capital Holdings	18,656	371,628
American Financial Group	15,023	459,403
Argo Group International Holdings	13,008	451,898
Aspen Insurance Holdings	14,563	440,968
Axis Capital Holdings	13,552	446,403
Baldwin & Lyons Class B	17,740	451,483
EMC Insurance Group	18,991	404,888
Endurance Specially Holdings	11,431	454,954
Flagstone Reinsurance Holdings	37,410	396,920
Horace Mann Educators	28,221	501,769
Maiden Holdings	57,014	433,877
Mercury General	9,659	394,763
Montpelier Re Holdings	25,481	441,331
OneBeacon Insurance Group	24,270	346,818
Protective Life	19,500	424,320
Safety Insurance Group	11,148	468,439
Universal American	27,388	403,973
Validus Holdings	15,325	403,967
		8,235,576
Internet Software & Services – 2.42%
†AOL	16,700	413,325
Earthlink	49,321	448,328
†Internet Capital Group	50,200	553,706
†S1	72,663	378,574
United Online	56,500	323,180
		2,117,113
IT Services – 3.88%
Cass Information Systems	13,500	463,185
†CIBER	112,854	339,691
DST Systems	10,300	461,852
iGate	43,513	789,325
MAXIMUS	7,067	435,186
Syntel	11,097	493,817
Total System Services	27,167	414,025
		3,397,081
Leisure Equipment & Products – 0.55%
Sturm Ruger	35,400	482,856
		482,856
Life Sciences Tools & Services – 0.97%
PerkinElmer	17,596	407,171
Pharmaceutical Product Development	17,752	440,073
		847,244
Machinery – 1.69%
Alamo Group	21,438	478,711
Ampco-Pittsburgh	17,264	428,492
Federal Signal	46,875	252,656
Harsco	13,219	324,923
		1,484,782
Marine – 1.00%
International Shipholding	14,618	412,812
Ship Finance International	23,913	464,630
		877,442
Media – 1.22%
Cinemark Holdings	23,399	376,724
Gannett	25,300	309,419
Harte-Hanks	32,566	380,045
		1,066,188
Metals & Mining – 0.53%
Kaiser Aluminum	10,900	466,411
		466,411
Multiline Retail – 0.96%
Dillard's Class A	17,900	423,156
Fred's Class A	35,800	422,440
		845,596
Multi-Utilities – 0.48%
Avista	20,300	423,864
		423,864
Oil, Gas & Consumable Fuels – 3.49%
†Cloud Peak Energy	25,592	467,054
Delek US Holdings	58,700	420,292
Knightsbridge Tankers	25,020	472,878
Overseas Shipholding Group	10,955	375,976
Teekay	18,652	498,567
Teekay Tankers Class A	33,491	435,718
†USEC	74,400	386,136
		3,056,621
Paper & Forest Products – 0.40%
Glatfelter	28,874	351,108
		351,108
Pharmaceuticals – 0.57%
Medicis Pharmaceutical Class A	16,852	499,662
		499,662
Real Estate Investment Trusts – 4.36%
American Capital Agency	16,600	441,062
Anworth Mortgage Asset	63,125	450,081
Capstead Mortgage	35,216	382,798
Chimera Investment	108,300	427,785
Cypress Sharpridge Investments	31,496	420,472
Hatteras Financial	16,468	468,843
Hospitality Properties Trust	17,560	392,115
Invesco Mortgage Capital	18,351	394,914
MFA Financial	57,797	440,991
		3,819,061
Road & Rail – 0.53%
Ryder System	10,925	467,262
		467,262
Semiconductors & Semiconductor Equipment – 0.83%
Cohu	31,153	392,216
Intersil Class A	28,600	334,334
		726,550
Software – 1.50%
Broadridge Financial Solutions	19,700	450,539
Fair Isaac	16,768	413,499
Henry (Jack) & Associates	17,640	449,820
		1,313,858
Specialty Retail – 3.04%
Barnes & Noble	19,600	317,716
Big 5 Sporting Goods	28,184	378,229
Cato Class A	19,836	530,811
Foot Locker	28,254	410,531
†Fuqi International	38,700	251,550
Men's Wearhouse	17,618	419,132
Stage Stores	27,400	356,200
		2,664,169
Textiles, Apparel & Luxury Goods – 0.91%
Unifirst	8,150	359,823
Weyco Group	18,225	441,409
		801,232
Thrift & Mortgage Finance – 0.38%
Bank Mutual	64,400	334,236
		334,236
Tobacco – 0.37%
Universal	8,121	325,571
		325,571
Trading Companies & Distributors – 2.62%
Aircastle	45,270	383,890
Electro Rent	32,336	429,422
GATX	14,886	436,458
TAL International Group	21,245	514,554
Textainer Group Holdings	19,736	527,740
		2,292,064
Wireless Telecommunication Services – 0.47%
Telephone & Data Systems	12,600	413,280
		413,280
Total Common Stock (Cost $78,109,102)		84,336,713
	Principal
	Amount
	(U.S. $)
∞^U.S. Treasury Obligations – 0.27%
U.S. Treasury Bills
0.08% 10/14/10	$35,000	34,999
0.144% 11/18/10	125,000	124,980
0.134% 12/16/10	75,000	74,981
Total U.S. Treasury Obligations (Cost $234,954)		234,960
	Number of
	Shares
Short-Term Investment – 3.11%
Money Market Instrument – 3.11%
Dreyfus Treasury & Agency Cash Management Fund	2,729,122	2,729,122
Total Short-Term Investment (Cost $2,729,122)		2,729,122
Total Value of Securities – 99.62%
(Cost $81,073,178)		87,300,795
Receivables and Other Assets Net of Liabilities (See Notes) – 0.38%		332,397
Net Assets Applicable to 7,642,462 Shares Outstanding – 100.00%		$87,633,192

†Non income producing security.
^Zero coupon security. The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.

1The following futures contract was outstanding at September 30, 2010:

Futures Contract
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
42 Russell 2000 Mini Index	$2,652,386	$2,832,900	12/17/10	$180,514

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Equity securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$82,684,833
Aggregate unrealized appreciation	$8,129,470
Aggregate unrealized depreciation	(3,513,508)
Net unrealized appreciation	$4,615,962

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $3,046,475 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$84,336,713	$ -	$84,336,713
U.S. Treasury Obligations	-	234,960	234,960
Short-Term	2,729,122	-	2,729,122
Total	$87,065,835	$234,960	$87,300,795

Financial Futures Contract	$ 180,514	$ -	$ 180,514

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2010. The Fund's' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Developed International 150 Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.70%∆
Australia – 10.81%
AGL Energy	103,782	$1,622,187
Amcor	244,115	1,536,189
Bendigo & Adelaide Bank	156,110	1,380,769
Boral	278,521	1,241,161
Dexus Property Group	1,894,177	1,565,510
Goodman Group	2,382,075	1,485,198
GPT Group	542,650	1,542,185
Metcash	376,783	1,591,630
OneSteel	400,896	1,135,452
Orica	58,266	1,448,060
Origin Energy	94,317	1,445,069
QBE Insurance Group	75,000	1,251,328
TABCORP Holdings	234,397	1,586,059
Tatts Group	634,598	1,466,108
Telstra	522,225	1,322,599
Toll Holdings	210,456	1,342,686
		22,962,190
Belgium – 2.45%
Delhaize Group	17,206	1,247,955
Groupe Bruxelles Lambert	15,658	1,304,749
Solvay Class A	13,913	1,484,268
UCB	33,574	1,163,324
		5,200,296
Canada – 3.55%
Canadian Tire Class A	26,200	1,459,092
EnCana	44,479	1,344,286
Enerplus Resources Fund	60,379	1,554,947
Loblaw	38,700	1,533,482
Yamana Gold	144,537	1,647,764
		7,539,571
Finland – 2.89%
Fortum	58,447	1,529,131
Nokia	92,200	926,415
UPM-Kymmene	107,622	1,844,351
Wartsila	28,200	1,840,433
		6,140,330
France – 12.59%
Bouygues	28,490	1,222,935
Cap Gemini	29,038	1,456,874
Casino Guichard Perrachon	16,891	1,546,584
Cie de Saint-Gobain	28,780	1,280,310
CNP Assurances	60,710	1,127,727
France Telecom	57,818	1,249,395
GDF Suez	35,817	1,282,305
Lafarge	20,364	1,166,057
Lagardere	35,346	1,380,855
Neopost	17,906	1,332,659
PPR	10,732	1,737,488
Sanofi-Aventis	19,202	1,279,501
Schneider Electric	12,189	1,545,628
SCOR	56,652	1,353,956
Societe Generale	21,992	1,266,773
Thales	35,659	1,303,387
Total	23,833	1,228,387
Vallourec	13,718	1,362,846
Vinci	24,302	1,218,268
Vivendi	51,693	1,413,037
		26,754,972
Germany – 2.43%
Allianz	11,032	1,250,164
Deutsche Lufthansa	86,191	1,581,664
E.ON	38,816	1,148,889
Muenchener Rueckversicherungs Class R	8,527	1,180,083
		5,160,800
Greece – 0.85%
OPAP	63,260	1,000,448
Piraeus Bank	164,579	814,495
		1,814,943
■Hong Kong – 0.86%
Hutchison Whampoa	195,759	1,826,670
		1,826,670
Ireland – 0.44%
CRH	57,461	943,207
		943,207
Italy – 4.64%
Banca Monte dei Paschi di Siena	934,719	1,294,739
Banca Popolare di Milano Scarl	230,738	1,101,018
Enel	247,392	1,318,772
ENI	58,965	1,272,573
Finmeccanica	107,318	1,275,109
Intesa Sanpaolo	478,115	1,231,322
Telecom Italia	960,301	1,341,957
Unione di Banche Italiane SCpA	106,322	1,030,624
		9,866,114
Japan – 16.40%
Astellas Pharma	39,500	1,426,856
Brother Industries	118,400	1,462,534
Chiba Bank	232,000	1,353,669
East Japan Railway	19,900	1,201,653
Eisai	40,100	1,402,407
Fukuoka Financial Group	337,000	1,348,565
Hokuhoku Financial Group	654,000	1,198,850
ITOCHU	163,500	1,496,603
Japan Real Estate Investment	168	1,527,730
Lawson	33,500	1,535,224
MEIJI Holdings	36,800	1,732,750
Nintendo	4,300	1,074,678
Nippon Building Fund	161	1,410,064
Nippon Express	322,000	1,222,956
NTT Data	430	1,359,576
OJI Paper	326,000	1,441,251
Ono Pharmaceutical	32,200	1,402,348
Osaka Gas	399,000	1,438,915
Ricoh	92,000	1,297,358
Rohm	19,200	1,184,688
Sankyo	28,900	1,530,438
Showa Denko	635,000	1,217,277
Sumitomo	124,400	1,603,719
Takeda Pharmaceutical	32,500	1,493,291
West Japan Railway	416	1,492,247
		34,855,647
Luxembourg – 0.51%
ArcelorMittal	32,662	1,075,838
		1,075,838
Netherlands – 4.28%
Akzo Nobel	25,084	1,547,643
European Aeronautic Defence & Space	70,984	1,770,518
Koninklijke DSM	31,187	1,597,856
Royal Dutch Shell Class A	49,384	1,490,162
SBM Offshore	71,546	1,355,837
Wolters Kluwer	63,788	1,339,267
		9,101,283
New Zealand – 1.34%
Fletcher Building	241,722	1,430,036
Telecom Corporation of New Zealand	956,705	1,418,487
		2,848,523
Portugal – 1.11%
Banco Comercial Portugues	1,288,287	1,122,331
Banco Espirito Santo	265,083	1,226,956
		2,349,287
Singapore – 3.17%
Fraser & Neave	416,000	2,055,649
Golden Agri-Resources	3,451,000	1,495,416
Keppel	219,077	1,495,599
Singapore Press Holdings	523,000	1,689,790
		6,736,454
Spain – 5.72%
Abertis Infraestructuras	78,024	1,454,133
ACS Actividades de Construccion y Servicios	30,988	1,547,314
Banco de Sabadell	250,380	1,254,140
Banco Popular Espanol	187,986	1,191,754
Banco Santander	107,633	1,367,190
Criteria Caixacorp	288,527	1,515,629
Gas Natural	74,933	1,117,119
Mapfre	377,251	1,147,975
Repsol	60,384	1,555,522
		12,150,776
Sweden – 2.04%
Securitas Class B	129,600	1,396,112
Skanska Class B	76,000	1,392,706
Svenska Cellulosa Class B	101,234	1,539,675
		4,328,493
Switzerland – 1.38%
Baloise Holding	15,600	1,406,922
Novartis	26,471	1,518,364
		2,925,286
United Kingdom – 20.24%
Associated British Foods	96,446	1,589,359
AstraZeneca	32,100	1,631,329
BAE Systems	246,086	1,323,680
Balfour Beatty	312,562	1,312,986
BHP Billiton	40,424	1,286,275
BP	152,025	1,021,688
British Land	191,417	1,398,285
Firstgroup	263,057	1,500,095
Home Retail Group	349,075	1,129,661
HSBC Holdings	141,336	1,432,327
Imperial Tobacco Group	46,990	1,400,345
International Power	295,742	1,802,633
J Sainsbury	287,910	1,767,107
Kingfisher	440,240	1,620,407
Land Securities Group	134,713	1,355,473
Man Group	391,157	1,345,729
Marks & Spencer Group	255,092	1,555,660
Pearson	91,153	1,411,920
Rexam	322,281	1,554,808
RSA Insurance Group	740,479	1,519,212
Sage Group	394,713	1,712,646
Segro	285,870	1,226,907
Tesco	216,850	1,444,571
Thomas Cook Group	350,960	946,652
TUI Travel	313,937	1,058,856
United Utilities Group	168,879	1,521,498
Vodafone Group	611,987	1,510,361
Whitbread	64,020	1,634,299
WM Morrison Supermarkets	321,654	1,493,674
WPP	138,201	1,530,603
		43,039,046
Total Common Stock (Cost $202,514,841)		207,619,726

Preferred Stock – 0.88%∆
Germany – 0.88%
Volkswagen	15,567	1,879,957
Total Preferred Stock (Cost $1,532,650)		1,879,957

Short-Term Investment – 0.84%
Money Market Mutual Fund – 0.84%
Dreyfus Treasury & Agency Cash Management Fund	1,777,971	1,777,971
Total Short-Term Investment (Cost $1,777,971)		1,777,971
Total Value of Securities – 99.42%
(Cost $205,825,462)		211,277,654
Receivables and Other Assets Net of Liabilities (See Notes) – 0.58%		1,226,044
Net Assets Applicable to 25,963,809 Shares Outstanding – 100.00%		$212,503,698

∆Securities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

SCpA – Italian Consortium Joint-Stock Company

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Equity securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$206,249,611
Aggregate unrealized appreciation	$12,026,089
Aggregate unrealized depreciation	(6,998,046)
Net unrealized appreciation	$5,028,043

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $4,517,061 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $13,780 expires in 2016 and $4,503,281 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of September 30, 2010:

Level 1
Common Stock	$207,619,726
Preferred Stock	1,879,957
Short-Term	1,777,971
Total	$211,277,654

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Emerging Markets 100 Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)

Common Stock – 88.69% Δ
Brazil – 5.09%
Banco do Brasil	105,826	$1,992,614
Centrais Eletricas Brasileiras	120,900	1,531,193
Cia de Saneamento Basico do Estado de Sao Paulo	98,860	2,207,007
Empresa Bras de Aeronautica	300,000	2,093,703
Souza Cruz	50,900	2,568,967
		10,393,484
Czechoslovakia – 1.73%
Komercni Banka	8,880	1,937,132
Telefonica o2 Czech Republic	74,200	1,587,386
		3,524,518
■Hong Kong – 9.98%
Bank of China	3,385,000	1,775,632
Chaoda Modern Agriculture Holdings	1,662,000	1,377,342
China Agri-Industries Holdings	1,306,529	1,852,301
China Petroleum & Chemical	2,202,000	1,952,565
China Shipping Development	1,086,000	1,494,861
COSCO Pacific	1,191,632	1,793,845
Guangzhou Automobile Group	1,601,860	2,758,234
PetroChina	1,544,000	1,796,945
Shanghai Industrial Holdings	393,000	1,985,540
Shui On Land	3,529,875	1,728,792
Zhejiang Expressway	1,960,000	1,849,128
		20,365,185
Hungary – 1.66%
Magyar Telekom Telecommunications	443,132	1,454,326
Richter Gedeon	8,335	1,933,350
		3,387,676
India – 1.80%
Reliance Communications	476,811	1,802,617
Tata Steel	128,211	1,875,126
		3,677,743
Malaysia – 1.96%
PPB Group	314,500	1,752,288
Resorts World	2,046,400	2,247,225
		3,999,513
Poland – 0.91%
KGHM Polska Miedz	46,097	1,860,406
		1,860,406
Republic of Korea – 30.27%
Busan Bank	167,902	2,068,865
CJ CheilJedang	9,070	1,917,009
Daegu Bank	134,933	1,775,045
Daewoo Securities	98,040	2,162,426
Daewoo Shipbuilding & Marine Engineering	93,940	2,245,003
GS Holdings	49,890	2,415,197
Hankook Tire	93,210	2,693,504
Hanwha	47,650	1,838,720
Honam Petrochemical	17,560	3,272,527
Hyosung	24,650	2,659,021
Hyundai Heavy Industries	8,440	2,424,118
Hyundai Mipo Dockyard	13,117	2,168,432
Hyundai Motor	17,310	2,322,675
Hyundai Securities	149,950	2,104,100
Hyundai Steel	23,260	2,386,687
Kangwon Land	117,580	2,557,320
KB Financial Group	36,764	1,579,861
KCC	5,770	1,857,128
Kia Motors	79,180	2,555,426
Korea Exchange Bank	151,269	1,830,750
Korea Zinc	9,900	2,717,561
KT	43,950	1,761,469
KT&G	32,040	1,910,739
LG Electronics	17,780	1,498,494
LG Telecom	254,245	1,643,311
POSCO	3,713	1,680,253
SK Holdings	19,960	2,074,335
SK Telecom	11,779	1,771,628
Yuhan	11,630	1,892,011
		61,783,615
Russia – 3.21%
Gazpromneft Class S	343,581	1,262,660
Lukoil ADR	31,729	1,802,207
Surgutneftegaz ADR	181,915	1,742,746
Tatneft ADR	56,045	1,753,648
		6,561,261
South Africa – 13.19%
ABSA Group	93,757	1,802,450
Aveng	352,022	2,196,918
Foschini	190,196	2,264,550
Gold Fields	140,872	2,134,241
Imperial Holdings	131,982	2,148,196
Investec	213,531	1,821,854
Exxaro Resources	105,929	1,829,768
Massmart Holdings	119,624	2,536,575
Murray & Roberts Holdings	307,862	1,983,157
Nedbank Group	94,578	2,001,278
Remgro	135,044	2,113,368
RMB Holdings	408,792	2,225,712
Standard Bank Group	116,378	1,853,312
		26,911,379
Taiwan – 13.89%
Asia Cement	1,867,390	1,906,294
Catcher Technology	706,000	1,629,231
Chang Hwa Commercial Bank	3,894,000	2,608,481
Compal Electronics	1,351,030	1,617,339
HTC	160,850	3,655,212
LIite-On Technology	1,366,803	1,726,027
Macronix International	2,731,000	1,702,498
Mega Financial Holding	3,054,000	2,055,577
Novatek Microelectronics	569,906	1,616,561
Powertech Technology	506,000	1,629,904
Quanta Computer	887,000	1,441,375
Taiwan Cement	1,912,000	2,046,821
Taiwan Cooperative Bank	3,216,400	2,288,592
Unimicron Technology	1,375,000	2,415,064
		28,338,976
Thailand – 2.64%
Bangkok Bank	435,040	2,236,120
Charoen Pokphand Foods	3,795,000	3,157,290
		5,393,410
Turkey – 2.36%
Anadolu Efes Biracilik Ve Malt Sanayii	168,024	2,625,193
Haci Omer Sabanci Holding	421,922	2,187,636
		4,812,829
Total Common Stock (Cost $148,252,262)		181,009,995
Preferred Stock – 9.19%Δ
Brazil – 8.28%
Centrais Elecricas Brasileiras Class B 6.39%	99,485	1,479,661
Cia de Bebidas das Americas 3.19%	19,518	2,378,599
Cia Energetica de Minas Gerais 4.60%	119,934	1,947,375
Cia Energetica de Sao Paulo Class B 1.15%	129,000	1,926,260
Cia Paranaense de Energia Class B 3.21%	86,667	1,896,936
Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B 29.49%	82,792	1,472,379
Petroleo Brasiliero 3.36%	89,600	1,448,498
Suzano Papel e Celulose 5.20%	162,900	1,536,039
Tele Norte Leste Participacoes 12.19%	100,700	1,424,599
Usinas Siderurgicas de Minas Gerais Class A 3.20%	104,028	1,393,059
		16,903,405
Republic of Korea – 0.91%
Samsung Electronics 2.25%	3,790	1,851,375
		1,851,375
Total Preferred Stock (Cost $17,724,417)		18,754,780

Short-Term Investment – 1.53%
Money Market Mutual Fund – 1.53%
Dreyfus Treasury & Agency Cash Management Fund	3,123,567	3,123,567
Total Short-Term Investment (Cost $3,123,567)		3,123,567
Total Value of Securities – 99.41%
(Cost $169,100,246)		202,888,342
Receivables and Other Assets Net of Liabilities (See Notes) – 0.59%		1,208,891
Net Assets Applicable to 15,597,295 Shares Outstanding – 100.00%		$204,097,233

ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR – American Depositary Receipts
KRW – South Korean Won
MNB – Mellon National Bank
USD – United States Dollar

1The following foreign currency exchange contract was outstanding at September 30, 2010:

Foreign Currency Exchange Contract

				Unrealized
Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Depreciation
MNB	KRW 110,760,593	USD (97,966)	10/1/10	$833

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Equity securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$170,125,127
Aggregate unrealized appreciation	$ 35,402,145
Aggregate unrealized depreciation	(2,638,930)
Net unrealized appreciation	$ 32,763,215

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $2,223,318 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,392 expires in 2016 and $2,206,926 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Common Stock	$181,009,995	$ -	$181,009,995
Short-Term	3,123,567	-	3,123,567
Preferred Stock	18,754,780	-	18,754,780
Total	$202,888,342	$-	$202,888,342

Foreign Currency Exchange Contracts	$-	$(833)	$(833)

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.78%Δ
Australia – 11.06%
CFS Retail Property Trust	706,307	$1,293,814
Dexus Property Group	2,676,576	2,212,152
FKP Property Group	882,367	724,999
Goodman Group	2,585,158	1,611,818
GPT Group	415,530	1,180,918
=†GPT Group In-Specie	4,536,115	0
Mirvac Group	1,649,403	2,120,547
Stockland	1,285,230	4,770,691
Westfield Group	800,376	9,485,359
		23,400,298
Brazil – 3.06%
BR Malls Participacoes	235,946	1,946,191
BR Properties	248,849	2,394,968
MRV Engenharia e Participacoes	112,567	1,080,042
Multiplan Empreendimentos Imobiliarios	49,933	1,060,485
		6,481,686
Canada – 4.14%
Boardwalk Real Estate Investment Trust	47,370	2,163,854
Brookfield Properties	133,719	2,075,319
H&R REIT	33,781	648,435
Primaris Retail Real Estate Investment Trust	92,756	1,759,741
RioCan REIT	94,575	2,106,773
		8,754,122
Finland – 1.00%
Sponda	437,701	2,124,393
		2,124,393
France – 3.66%
Icade	1,118	117,457
Unibail-Rodamco	34,351	7,617,295
		7,734,752
■Hong Kong – 19.34%
Agile Property Holdings	1,269,000	1,439,276
China Overseas Land & Investment	1,666,160	3,526,060
China Resources Land	504,000	1,025,032
Glorious Property Holdings	3,325,165	951,406
Great Eagle Holdings	19,118	58,397
Hang Lung Properties	646,700	3,158,944
Hongkong Land Holdings	880,600	5,468,526
Hysan Development	98,123	351,573
Kerry Properties	298,500	1,623,516
KWG Property Holding	1,294,562	992,749
Link REIT	361,000	1,070,126
New World Development	1,498,007	3,019,607
Shagri-La Asia	356,408	811,219
Shimao Property Holdings	918,000	1,526,273
Sun Hung Kai Properties	648,443	11,198,929
Wharf Holdings	733,000	4,714,161
		40,935,794
Japan – 6.24%
Advance Residence Investment	81	136,545
Daiwa Office Investment	110	286,647
Goldcrest	13,319	251,172
Japan Prime Realty Investment	301	662,838
Mitsubishi Estate	329,000	5,352,927
Mitsui Fudosan	314,620	5,307,434
Nippon Building Fund	114	998,430
Orix JREIT	44	214,557
		13,210,550
Netherlands – 1.67%
Corio	39,282	2,685,789
Eurocommercial Properties CVA	18,094	838,727
		3,524,516
Norway – 0.33%
†Norwegian Property	403,379	696,368
		696,368
Philippines – 0.08%
SM Prime Holdings	580,300	166,915
		166,915
Singapore – 5.11%
Ascendas Real Estate Investment Trust	301,000	501,133
CapitaCommerical Trust	1,532,000	1,723,704
CapitaLand	946,069	2,920,054
CapitaMall Trust	609,000	995,401
CapitaMalls Asia	994,000	1,632,234
City Developments	153,000	1,484,172
Keppel Land	502,025	1,545,690
		10,802,388
Sweden – 1.87%
Castellum	63,191	840,590
Fabege	240,067	2,413,352
Wihlborgs Fastigheter	25,356	697,916
		3,951,858
Switzerland – 0.53%
PSP Swiss Property	7,887	583,256
Swiss Prime Site	7,592	539,029
		1,122,285
United Kingdom – 4.17%
British Land	340,368	2,486,360
Derwent London	70,169	1,658,991
Great Portland Estates	218,792	1,172,743
Hammerson	402,732	2,494,626
Land Securities Group	101,260	1,018,871
		8,831,591
United States – 35.52%
American Campus Communities	31,840	969,210
Apartment Investment & Management Class A	72,851	1,557,554
AvalonBay Communities	28,671	2,979,777
Boston Properties	53,041	4,408,768
BRE Properties	38,377	1,592,646
Brookdale Senior Living	73,968	1,206,418
Developers Diversified Realty	141,497	1,587,596
Digital Realty Trust	33,810	2,086,077
Douglas Emmett	60,253	1,055,030
DuPont Fabros Technology	39,209	986,106
Equity Lifestyle Properties	37,216	2,027,528
Equity Residential	91,200	4,338,384
Federal Realty Investment Trust	17,980	1,468,247
Forest City Enterprises Class A	78,459	1,006,629
HCP	83,808	3,015,412
Health Care REIT	71,210	3,371,081
Host Hotels & Resorts	67,561	978,283
Hyatt Hotels Class A	25,438	951,127
Kimco Realty	184,352	2,903,544
Macerich	65,012	2,792,265
Nationwide Health Properties	82,498	3,190,198
Post Properties	56,513	1,577,843
ProLogis	136,831	1,611,869
PS Business Parks	17,919	1,013,678
Public Storage	44,853	4,352,535
Simon Property Group	106,718	9,897,028
SL Green Realty	33,018	2,091,030
Sovran Self Storage	7,150	270,985
Sunstone Hotel Investors	76,324	692,259
Tanger Factory Outlet Centers	32,453	1,529,834
Ventas	48,814	2,517,338
Vornado Realty Trust	59,969	5,129,142
		75,155,421
		206,892,937
Total Common Stock (Cost $149,236,038)

Warrant – 0.01%Δ
■Hong Kong – 0.01%
Henderson Land Development CW-11 exercise price HKD 3.77, expiration date 6/1/11	49,607	14,322
Total Warrant (Cost $0)		14,322

Short-Term Investment – 1.87%
Money Market Mutual Fund – 1.87%
Dreyfus Treasury & Agency Cash Management Fund	3,965,312	3,965,312
Total Short-Term Investment (Cost $3,965,312)		3,965,312
Total Value of Securities – 99.66%
(Cost $153,201,350)		210,872,571
Receivables and Other Assets Net of Liabilities (See Notes) – 0.34%		717,175
Net Assets Applicable to 30,095,577 Shares Outstanding – 100.00%		$211,589,746

ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 "Notes."

Summary of abbreviations:
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CVA – Dutch Certifacte
EUR – European Monetary Unit
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
PHP - Philippine Peso
REIT – Real Estate Investment Trusts
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts
				Unrealized
				Appreciation
Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
MNB	BRL 195,773	USD (115,242)	10/1/10	$ 325
MNB	CAD 88,112	USD (86,013)	10/1/10	(378)
MNB	CHF 10,735	USD (11,024)	10/1/10	(96)
MNB	EUR (120,750)	USD 163,870	10/1/10	(753)
MNB	EUR (39,957)	USD 54,386	10/4/10	(88)
MNB	HKD (562,367)	USD 72,428	10/4/10	(54)
MNB	JPY (5,093,856)	USD 60,975	10/1/10	(55)
MNB	JPY (12,125,966)	USD 144,961	10/4/10	(327)
MNB	PHP 1,520,116	USD (34,665)	10/1/10	(22)
MNB	SEK 425,697	USD (63,663)	10/4/10	(505)
MNB	SGD 12,329	USD (9,380)	10/1/10	(7)
				$ (1,960)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Cohen & Steers Global Real Estate Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$181,861,014
Aggregate unrealized appreciation	$ 36,325,660
Aggregate unrealized depreciation	(7,314,103)
Net unrealized appreciation	$ 29,011,557

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $85,595,922 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $540,163 expires in 2015, $41,373,901 expires in 2016 and $43,681,858 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:
	Level 1	Level 2	Level 3
Common Stock	$206,892,937	$ -	$206,892,937
Other	14,322	-	14,322
Short-Term	3,965,312	-	3,965,312
Total	$ -

Foreign Currency Exchange Contracts	$ -	$(1,960)	$(1,960)

There were no Level 3 securities at the beginning or end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Global Income Fund

September 30, 2010
		Principal	Value
		Amount¡	(U.S. $)
Bonds – 94.04%
Argentina – 0.51%
•Argentina Bonos 0.677% 8/3/12		5,595,000	$1,279,856
			1,279,856
Australia – 7.35%
Australian Government
5.25% 3/15/19	AUD	1,600,000	1,578,349
5.75% 5/15/21	AUD	3,350,000	3,436,382
New South Wales Treasury 5.50% 3/1/17	AUD	960,000	936,946
Queensland Treasury
6.00% 6/14/11	AUD	3,900,000	3,798,466
6.00% 8/14/13	AUD	1,370,000	1,356,691
6.00% 9/14/17	AUD	940,000	944,509
7.125% 9/18/17	NZD	20,000	16,552
Western Australia Treasury 5.50% 7/17/12	AUD	6,390,000	6,223,067
			18,290,962
Austria – 1.82%
Republic of Austria
3.50% 7/15/15	EUR	1,800,000	2,634,614
6.25% 7/15/27	EUR	1,000,000	1,905,256
			4,539,870
Brazil – 2.04%
Brazil Notas do Tesouro Nacion
Series B
6.00% 5/15/11	BRL	5,500	64,834
6.00% 5/15/13	BRL	15,500	180,166
6.00% 5/15/15	BRL	141,000	1,633,769
6.00% 5/15/45	BRL	50,000	590,911
Series F
10.00% 1/1/12	BRL	1,635,000	949,453
10.00% 1/1/17	BRL	3,000,000	1,646,438
			5,065,571
Egypt – 2.44%
≠Egypt Treasury Bill
6.589% 5/31/11	EGP	1,125,000	185,345
9.686% 4/5/11	EGP	750,000	125,490
9.695% 3/22/11	EGP	200,000	33,589
9.726% 3/29/11	EGP	825,000	138,288
9.763% 1/25/11	EGP	2,575,000	439,392
9.814% 5/3/11	EGP	1,075,000	178,498
9.857% 4/12/11	EGP	28,575,000	4,769,033
9.873% 1/11/11	EGP	550,000	94,198
9.873% 6/7/11	EGP	225,000	37,024
10.287% 9/20/11	EGP	500,000	79,711
			6,080,568
France – 3.35%
Dexia Municipal Agency
0.80% 5/21/12	JPY	50,000,000	597,940
1.55% 10/31/13	JPY	150,000,000	1,824,515
France Government
4.00% 4/25/14	EUR	3,050,000	4,537,128
4.25% 4/25/19	EUR	890,000	1,377,036
			8,336,619
Germany – 4.14%
Bayerische Landesbank 1.40% 4/22/13	JPY	150,000,000	1,819,914
Deutschland Republic 3.75% 1/4/19	EUR	880,000	1,346,336
KFW
1.35% 1/20/14	JPY	400,000,000	4,956,377
4.66% 1/5/12	NOK	12,500,000	2,170,129
			10,292,756
Greece – 0.57%
Hellenic Republic 4.60% 7/20/18	EUR	1,500,000	1,408,409
			1,408,409
Hungary – 0.78%
Republic of Hungary
3.875% 2/24/20	EUR	490,000	586,206
5.75% 6/11/18	EUR	350,000	481,467
6.25% 1/29/20		820,000	883,684
			1,951,357
Indonesia – 3.53%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	3,264,532
10.00% 2/15/28	IDR	7,040,000,000	907,008
12.80% 6/15/21	IDR	29,990,000,000	4,610,647
			8,782,187
Ireland – 2.12%
Irish Government
4.00% 1/15/14	EUR	1,500,000	1,963,707
4.50% 10/18/18	EUR	2,750,000	3,314,303
			5,278,010
Israel – 2.28%
Israel Government Bond-Shahar 7.00% 4/29/11	ILS	7,230,000	2,038,891
≠Israel Treasury Bill
1.566% 10/6/10	ILS	1,345,000	369,155
2.07% 1/5/11	ILS	3,000,000	818,946
2.145% 7/6/11	ILS	958,700	258,049
2.155% 4/6/11	ILS	2,145,000	581,659
≠Israel Treasury Bill-Makam
2.016% 2/2/11	ILS	600,000	163,435
2.091% 3/2/11	ILS	295,000	80,206
2.239% 8/3/11	ILS	475,000	127,358
2.383% 9/7/11	ILS	4,600,000	1,233,272
			5,670,971
Italy – 3.84%
Italy Buoni Poliennali Del Tesoro
4.00% 2/1/37	EUR	1,800,000	2,239,526
4.75% 2/1/13	EUR	2,250,000	3,248,170
5.00% 2/1/12	EUR	920,000	1,306,643
5.25% 8/1/17	EUR	1,800,000	2,758,462
			9,552,801
Japan – 7.40%
Development Bank of Japan
1.60% 6/20/14	JPY	70,000,000	881,279
2.30% 3/19/26	JPY	70,000,000	923,822
Japan Finance Organization for Municipalities 1.55% 2/21/12	JPY	190,000,000	2,316,097
Japan Government 10 Yr Bonds
1.20% 9/20/12	JPY	90,000,000	1,100,760
1.50% 9/20/18	JPY	390,000,000	4,999,863
1.70% 3/20/17	JPY	40,000,000	519,467
1.90% 12/20/10	JPY	50,000,000	601,287
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	270,000,000	3,527,051
2.10% 9/20/24	JPY	270,000,000	3,549,136
			18,418,762
Malaysia – 3.57%
≠Bank Negara Malaysia Monetary Notes
2.45% 3/22/11	MYR	90,000	28,750
2.788% 3/15/11	MYR	14,140,000	4,519,450
2.791% 3/10/11	MYR	285,000	91,112
2.841% 7/19/11	MYR	270,000	85,433
Malaysia Government
2.509% 8/27/12	MYR	4,000,000	1,282,498
2.711% 2/14/12	MYR	85,000	27,431
3.756% 4/28/11	MYR	110,000	35,802
3.833% 9/28/11	MYR	8,460,000	2,764,232
≠Malaysia Treasury Bill
2.463% 5/6/11	MYR	150,000	47,708
2.824% 7/1/11	MYR	20,000	6,332
			8,888,748
Mexico – 2.87%
Mexican Bonos
7.75% 12/14/17	MXN	24,000,000	2,103,773
8.00% 12/7/23	MXN	15,000,000	1,356,040
10.00% 11/20/36	MXN	12,500,000	1,340,508
10.00% 12/5/24	MXN	22,000,000	2,326,999
			7,127,320
Netherlands – 4.51%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	380,000,000	4,784,808
•ING Bank 6.125% 5/29/23	EUR	1,000,000	1,504,539
Netherlands Government 7.50% 1/15/23	EUR	2,400,000	4,922,863
			11,212,210
Norway – 4.49%
Eksportfinans 1.60% 3/20/14	JPY	430,000,000	5,340,016
Norwegian Government 6.00% 5/16/11	NOK	33,630,000	5,842,028
			11,182,044
Peru – 0.07%
Peru Government 7.84% 8/12/20	PEN	427,000	178,344
			178,344
Poland – 4.26%
Poland Government
4.25% 5/24/11	PLN	240,000	82,678
4.75% 4/25/12	PLN	8,250,000	2,850,570
5.25% 10/25/17	PLN	8,800,000	3,024,060
5.50% 10/25/19	PLN	3,500,000	1,214,836
5.75% 4/25/14	PLN	4,600,000	1,623,067
5.75% 4/25/29	PLN	1,500,000	522,287
6.25% 10/24/15	PLN	1,300,000	468,758
Poland Government International Bond 6.375% 7/15/19		680,000	804,556
			10,590,812
Qatar – 0.16%
#Qatar Government International Bond 144A 6.55% 4/9/19		340,000	409,275
			409,275
Republic of Iraq – 0.11%
#Republic of Iraq 144A 5.80% 1/15/28		320,000	276,800
			276,800
Republic of Korea – 6.65%
Export-Import Bank of Korea 8.125% 1/21/14		170,000	199,832
Korea Development Bank 8.00% 1/23/14		170,000	199,006
Korea Treasury Bonds
4.00% 6/10/12	KRW	6,229,000,000	5,543,430
4.25% 12/10/12	KRW	2,721,000,000	2,437,403
4.75% 12/10/11	KRW	3,850,000,000	3,447,905
5.25% 3/10/13	KRW	2,500,000,000	2,293,988
5.75% 12/10/10	KRW	2,500,000,000	2,205,170
Republic of Korea 7.125% 4/16/19		170,000	217,317
			16,544,051
Republic of Lithuania – 0.77%
#Republic of Lithuania 144A
6.75% 1/15/15		660,000	718,654
7.375% 2/11/20		1,060,000	1,189,488
			1,908,142
Republic of Vietnam – 0.34%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	841,700
			841,700
Russia – 1.21%
Russian-Eurobond
7.50% 3/31/30		354,200	423,871
#144A 7.50% 3/31/30		2,143,600	2,578,622
			3,002,493
Slovenia – 1.98%
Republic of Slovenia 4.375% 2/6/19	EUR	3,400,000	4,936,876
			4,936,876
South Africa – 0.74%
South Africa Government International Bonds
4.50% 4/5/16	EUR	150,000	216,333
5.25% 5/16/13	EUR	130,000	190,262
5.50% 3/9/20		560,000	628,600
6.875% 5/27/19		660,000	810,150
			1,845,345
Spain – 3.73%
Instituto de Credito Oficial 1.50% 9/20/12	JPY	380,000,000	4,479,119
Spanish Government
4.00% 4/30/20	EUR	2,000,000	2,717,612
4.10% 7/30/18	EUR	1,500,000	2,081,795
			9,278,526
Supranational – 8.04%
Asian Development Bank 2.35% 6/21/27	JPY	400,000,000	5,262,723
Corporation Andina de Fomento 8.125% 6/4/19		270,000	337,199
European Investment Bank
1.40% 6/20/17	JPY	420,000,000	5,317,131
5.375% 7/16/12	NOK	3,000,000	534,501
International Bank for Reconstruction & Development 6.00% 11/9/16	AUD	3,400,000	3,349,542
Nordic Investment Bank 1.70% 4/27/17	JPY	410,000,000	5,213,472
			20,014,568
Sweden – 2.39%
Sweden Government
5.25% 3/15/11	SEK	33,490,000	5,065,689
5.50% 10/8/12	SEK	5,500,000	881,793
			5,947,482
United Arab Emirates – 0.17%
#Abu Dhabi Government International Bond 144A 6.75% 4/8/19		350,000	426,254
			426,254
United Kingdom – 2.86%
HSBC Holdings
6.00% 6/10/19	EUR	780,000	1,231,608
6.25% 3/19/18	EUR	200,000	319,682
Lloyds TSB Bank
5.375% 9/3/19	EUR	400,000	586,355
•5.625% 3/5/18	EUR	400,000	553,397
Royal Bank of Scotland 5.375% 9/30/19	EUR	1,000,000	1,412,992
Standard Chartered Bank 5.875% 9/26/17	EUR	700,000	1,073,199
•Standard Life 6.375% 7/12/22	EUR	1,400,000	1,927,759
			7,104,992
United States – 1.55%
California State (Taxable Build America Bonds)
6.20% 3/1/19		105,000	115,751
6.65% 3/1/22		115,000	128,131
7.625% 3/1/40		670,000	737,590
7.95% 3/1/36		160,000	171,696
California State (Various Purposes)
5.25% 3/1/30		165,000	175,177
5.50% 3/1/40		140,000	149,197
7.50% 4/1/34		230,000	250,465
Detroit, Michigan District State Aid 4.50% 11/1/23		40,000	40,746
Illinois State 4.421% 1/1/15		340,000	354,674
New York State Dormitory Authority (Taxable Build America Bonds)
5.50% 3/15/30		765,000	804,153
5.60% 3/15/40		250,000	264,655
Tulare, California Sewer Revenue (Taxable Build America Bonds) 8.75% 11/15/44 (AGM)		115,000	126,020
•Zurich Finance USA 4.50% 6/15/25	EUR	380,000	525,005
			3,843,260
Venezuela – 1.40%
^Petroleos de Venezuela 12.19% 7/10/11		2,450,000	2,272,375
Venezuela Government International Bonds
•1.513% 4/20/11		950,000	913,663
10.75% 9/19/13		300,000	284,250
			3,470,288
Total Bonds (Cost $215,653,518)			233,978,229
≠Discount Notes – 6.99%
Federal Farm Credit 0.01% 10/1/10		7,620,000	7,620,000
Federal Home Loan Bank 0.007% 10/1/10		9,765,000	9,765,000
Total Discount Notes (Cost $17,385,000)			17,385,000
		Number of
		Shares
Short-Term Investment – 1.10%
Money Market Mutual Fund – 1.10%
Dreyfus Treasury & Agency Cash Management Fund		2,740,813	2,740,813
Total Short-Term Investment (Cost $2,740,813)			2,740,813
Total Value of Securities – 102.13%
(Cost $235,779,331)			254,104,042
Liabilities Net of Receivables and Other Assets (See Notes) – (2.13%)			(5,294,940)
Net Assets Applicable to 20,991,287 Shares Outstanding – 100.00%			$248,809,102
¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CLP – Chilean Peso
CNY – Chinese Yuan
EGP – Egyptian Pound
EUR – European Monetary Unit
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR - Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
SEK– Swedish Krona
USD – United States Dollar

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $6,440,793, which represented 2.59% of the Fund's net assets. See Note 4 in "Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
BCLY – Barclays Bank
BOA – Bank of America Securities
CITI – Citigroup Global Markets
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
HKSB – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase
JPMS – JPMorgan Securities
MLC – Merrill Lynch Capital
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
UBS – Union Bank of Switzerland
WHRAM – W.H. Reaves Asset Management
Yr – Year

1The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts
						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		SettlementDate	(Depreciation)
BCLY	AUD	161,000	JPY	(11,886,630)	2/9/11	$10,375
BCLY	AUD	379,000	USD	(330,564)	12/10/10	32,501
BCLY	CLP	64,000,000	USD	(119,342)	2/11/11	13,911
BCLY	EUR	(108,000)	USD	147,392	2/10/11	313
BCLY	EUR	(162,000)	USD	205,011	8/7/11	(15,174)
BCLY	EUR	(767,000)	USD	1,147,509	10/26/10	102,023
BCLY	JPY	(5,297,000)	USD	59,146	11/10/10	(4,342)
BCLY	JPY	(12,889,000)	USD	143,842	11/12/10	(10,645)
BCLY	JPY	(7,218,000)	USD	80,338	11/16/10	(6,181)
BCLY	JPY	(29,897,000)	USD	334,744	11/17/10	(23,622)
BCLY	JPY	(41,691,000)	USD	468,643	11/18/10	(31,100)
BCLY	JPY	(47,109,000)	USD	535,599	11/29/10	(29,157)
BCLY	JPY	(24,430,094)	USD	268,569)	12/28/10	(24,440)
BCLY	JPY	(30,700,000)	USD	336,946	1/7/11	(31,314)
BCLY	JPY	(35,290,000)	USD	387,689	1/14/11	(35,672)
BCLY	JPY	(49,760,000)	USD	554,044	1/26/11	(43,008)
BCLY	JPY	(11,394,000)	USD	134,132	8/2/11	(3,010)
BCLY	JPY	(22,640,000)	USD	267,498	8/4/11	(5,015)
BCLY	JPY	(11,485,000)	USD	135,341	8/7/11	(2,910)
BCLY	JPY	(26,900,000)	USD	319,500	8/8/11	(4,314)
BOA	CLP	64,100,000	USD	(119,311)	2/10/11	14,146
BOA	CLP	61,500,000	USD	(116,598)	2/23/11	11,495
BOA	CLP	32,300,000	USD	(61,606)	3/1/11	5,680
BOA	EUR	(267,000)	USD	365,325	3/7/11	1,800
BOA	JPY	(32,332,000)	USD	364,870	11/29/10	(22,736)
BOA	JPY	(60,393,560)	USD	671,151	3/22/11	(54,045)
BOA	PHP	2,000,000	USD	(42,105)	2/4/11	2,878
BOA	PHP	2,600,000	USD	(54,910)	2/7/11	3,551
CITI	AUD	161,000	JPY	(11,916,093)	2/9/11	10,022
CITI	CNY	11,844,800	USD	(1,770,523)	5/10/11	9,419
CITI	EUR	(126,500)	USD	178,586	1/27/11	6,291
CITI	EUR	(45,000)	USD	61,756	2/8/11	471
CITI	ILS	4,499,352	USD	(1,221,760)	10/4/10	13,545
CITI	INR	499,000	USD	(10,338)	7/1/11	402
CITI	JPY	(105,000,000)	USD	1,154,354	10/26/10	(103,950)
CITI	JPY	(5,392,769)	USD	59,600	11/8/10	(5,035)
CITI	JPY	(11,693,000)	USD	133,902	11/29/10	(6,277)
CITI	JPY	(24,520,467)	USD	268,569	12/28/10	(25,524)
CITI	JPY	(15,350,000)	USD	168,455	1/7/11	(15,675)
CITI	JPY	(34,641,000)	USD	384,609	3/18/11	(31,332)
CITI	JPY	(25,100,000)	USD	273,858	4/20/11	(27,689)
CITI	JPY	(36,565,000)	USD	410,503	5/10/11	(28,940)
CITI	JPY	(22,764,000)	USD	268,434	8/3/11	(5,567)
CITI	MYR	3,723,300	USD	(1,127,931)	5/10/11	61,476
CITI	PHP	2,550,000	USD	(53,816)	10/8/10	4,254
CSFB	JPY	(22,597,000)	USD	265,847	8/6/11	(6,159)
DB	AUD	161,000	JPY	(11,940,404)	2/9/11	9,730
DB	AUD	758,000	USD	(660,976)	12/1/10	65,996
DB	AUD	304,000	USD	(266,608)	12/9/10	24,648
DB	AUD	379,000	USD	(330,715)	12/10/10	32,350
DB	AUD	2,250,385	USD	(1,900,000)	12/29/10	250,513
DB	BRL	588,000	JPY	(26,776,755)	1/26/11	17,014
DB	CLP	24,670,000	USD	(49,763)	12/6/10	1,471
DB	CLP	376,500,000	USD	(750,000)	1/4/11	33,043
DB	CLP	35,450,000	USD	(71,099)	1/7/11	2,636
DB	CLP	49,800,000	USD	(101,674)	1/10/11	1,918
DB	CLP	35,800,000	USD	(67,344)	2/7/11	7,186
DB	CLP	64,100,000	USD	(119,311)	2/10/11	14,146
DB	CLP	63,300,000	USD	(119,321)	2/14/11	12,486
DB	CLP	30,500,000	USD	(58,317)	2/18/11	5,199
DB	CLP	60,900,000	USD	(116,566)	2/22/11	10,273
DB	CLP	91,400,000	USD	(174,828)	2/25/11	15,551
DB	CLP	20,200,000	USD	(38,660)	3/2/11	3,421
DB	CLP	595,612,500	USD	(1,121,681)	5/9/11	120,674
DB	CLP	64,400,000	USD	(121,281)	5/10/11	13,049
DB	CNY	11,689,320	USD	(1,763,175)	5/9/11	(6,661)
DB	EUR	(650,340)	NOK	5,550,000	11/29/10	54,634
DB	EUR	(503,563)	PLN	2,120,000	1/4/11	37,968
DB	EUR	(945,660)	PLN	3,846,000	8/1/11	6,567
DB	EUR	(1,331,230)	SEK	13,500,000	1/11/11	183,847
DB	EUR	(1,236,132)	SEK	12,000,000	3/11/11	88,830
DB	EUR	(136,171)	SEK	1,309,000	6/1/11	7,443
DB	EUR	(385,000)	USD	568,645	10/26/10	43,857
DB	EUR	(390,000)	USD	583,596	10/27/10	51,996
DB	EUR	(50,000)	USD	73,855	11/2/10	5,705
DB	EUR	(187,000)	USD	274,927	11/3/10	20,048
DB	EUR	(143,000)	USD	209,674	11/5/10	14,769
DB	EUR	(875,000)	USD	1,304,188	11/29/10	111,855
DB	EUR	(758,000)	USD	1,083,546	1/4/11	50,906
DB	EUR	(623,000)	USD	890,460	1/11/11	41,790
DB	EUR	(123,000)	USD	177,928	1/18/11	10,385
DB	EUR	(108,000)	USD	148,063	2/14/11	989
DB	EUR	(115,000)	USD	158,003	2/18/11	1,403
DB	EUR	(3,120,000)	USD	4,231,968	3/11/11	(15,814)
DB	EUR	(384,000)	USD	518,911	4/7/11	(3,749)
DB	EUR	(606,438)	USD	773,633	5/11/11	(51,459)
DB	EUR	(2,700,000)	USD	3,647,970	9/15/11	(20,120)
DB	ILS	2,465,900	USD	(660,639)	1/7/11	15,162
DB	INR	3,790,000	USD	(78,338)	8/6/11	2,854
DB	INR	2,680,000	USD	(55,065)	8/9/11	2,326
DB	INR	22,824,000	USD	(480,627)	10/26/10	28,952
DB	JPY	(6,078,103)	KRW	80,000,000	2/14/11	(3,185)
DB	JPY	(1,484,227)	USD	17,760	10/4/10	(23)
DB	JPY	(29,985,000)	USD	334,747	11/15/10	(24,665)
DB	JPY	(28,991,000)	USD	334,742	12/1/10	(12,821)
DB	JPY	(15,400,000)	USD	168,485	1/11/11	(16,256)
DB	JPY	(12,400,000)	USD	138,439	1/26/11	(10,344)
DB	JPY	(24,447,000)	USD	273,671	5/10/11	(20,137)
DB	JPY	(13,955,000)	USD	164,225	8/1/11	(3,740)
DB	JPY	(11,408,000)	USD	134,465	8/2/11	(2,846)
DB	JPY	(11,260,000)	USD	132,999	8/3/11	(2,533)
DB	JPY	(17,572,000)	USD	207,083	8/7/11	(4,440)
DB	JPY	(5,775,000)	USD	67,991	8/8/11	(1,526)
DB	MXN	(19,600,000)	USD	1,466,704	1/11/11	(73,350)
DB	NOK	10,772,615	USD	(1,840,843)	10/1/10	(8,710)
DB	NZD	(2,070,000)	USD	1,461,834	1/12/11	(44,602)
DB	PHP	7,760,000	USD	(161,435)	10/5/10	15,336
DB	PHP	6,370,000	USD	(134,524)	10/7/10	10,552
DB	PHP	5,097,000	USD	(107,613)	10/8/10	8,458
DB	PHP	1,518,000	USD	(32,291)	10/12/10	2,263
DB	PHP	1,434,000	USD	(30,459)	10/19/10	2,158
DB	PHP	5,734,000	USD	(121,870)	10/21/10	8,525
DB	PHP	5,895,000	USD	(123,845)	10/25/10	10,154
DB	PHP	2,366,000	USD	(49,539)	10/28/10	4,225
DB	PHP	46,600,000	USD	(1,000,000)	1/10/11	50,599
DB	PHP	2,265,000	USD	(48,657)	1/18/11	2,368
DB	PHP	1,417,000	USD	(30,323)	1/19/11	1,596
DB	PHP	7,500,000	USD	(156,642)	2/3/11	12,061
DB	PLN	4,423,066	USD	(1,408,216)	7/1/11	81,156
DB	SEK	6,256,363	USD	(925,292)	10/1/10	3,009
DB	SEK	16,164,286	USD	(2,200,750)	7/1/11	175,589
HKSB	BRL	219,000	JPY	(10,005,619)	1/27/11	5,915
HKSB	EUR	(94,000)	USD	128,629	3/8/11	647
HKSB	EUR	(461,000)	USD	623,009	4/7/11	(4,454)
HKSB	EUR	(375,000)	USD	511,928	4/14/11	1,560
HKSB	INR	15,600,000	USD	(331,640)	2/4/11	10,963
HKSB	INR	6,800,000	USD	(145,315)	2/7/11	3,957
HKSB	INR	11,200,000	USD	(239,885)	2/8/11	5,937
HKSB	INR	90,817,000	USD	(1,970,000)	5/10/11	(2,138)
HKSB	INR	40,597,250	USD	(840,540)	8/6/11	29,165
HKSB	INR	7,616,000	USD	(160,202)	10/26/10	9,836
HKSB	INR	11,346,000	USD	(240,320)	10/27/10	12,948
HKSB	JPY	(20,162,503)	KRW	268,000,000	2/10/11	(8,232)
HKSB	JPY	(7,824,000)	USD	87,031	11/17/10	(6,753)
HKSB	JPY	(15,410,000)	USD	168,415	1/11/11	(16,445)
HKSB	JPY	(35,560,000)	USD	387,719	1/13/11	(38,876)
HKSB	JPY	(42,789,000)	USD	476,423	1/27/11	(36,994)
HKSB	JPY	(36,590,000)	USD	406,949	2/22/11	(32,246)
HKSB	JPY	(53,500,000)	USD	599,124	3/1/11	(43,107)
HKSB	JPY	(11,365,000)	USD	133,726	8/2/11	(3,067)
HKSB	JPY	(11,167,000)	USD	133,587	8/9/11	(840)
HKSB	JPY	(16,818,000)	USD	201,188	8/10/11	(1,269)
HKSB	JPY	(16,761,000)	USD	200,507	8/11/11	(1,268)
HKSB	JPY	(11,613,000)	USD	138,923	8/12/11	(881)
HKSB	JPY	(17,226,000)	USD	206,069	8/13/11	(1,311)
HKSB	JPY	(5,726,000)	USD	68,498	8/14/11	(437)
HKSB	MYR	5,020,600	USD	(1,499,716)	6/6/11	101,849
HKSB	PHP	11,696,000	USD	(242,137)	10/4/10	24,324
HKSB	PHP	7,762,000	USD	(161,437)	10/5/10	15,380
HKSB	PHP	5,107,000	USD	(107,621)	10/8/10	8,678
HKSB	PHP	2,531,000	USD	(53,817)	10/13/10	3,789
HKSB	PHP	8,851,000	USD	(185,750)	10/25/10	15,441
HKSB	PHP	7,654,000	USD	(160,991)	10/26/10	12,973
HKSB	PHP	2,230,000	USD	(47,680)	1/14/11	2,576
HKSB	PHP	3,971,000	USD	(85,067)	1/18/11	4,392
HKSB	PHP	2,700,000	USD	(56,415)	2/3/11	4,318
HKSB	PHP	2,100,000	USD	(44,166)	2/4/11	3,066
HKSB	PHP	12,500,000	USD	(276,641)	9/15/11	(1,602)
HKSB	PHP	10,000,000	USD	(221,300)	9/20/11	(1,378)
JPMC	CLP	61,100,000	USD	(116,603)	2/18/11	10,638
JPMC	CLP	103,600,000	USD	(198,031)	2/22/11	17,741
JPMC	CLP	66,100,000	USD	(125,665)	2/28/11	12,028
JPMC	CLP	61,600,000	USD	(119,357)	3/21/11	9,041
JPMC	CLP	600,075,000	USD	(1,130,085)	5/9/11	121,578
JPMC	CNY	6,626,500	USD	(1,000,000)	11/29/10	(8,862)
JPMC	EUR	(107,000)	USD	145,584	2/16/11	(125)
JPMC	INR	5,400,000	USD	(115,139)	2/4/11	3,454
JPMC	INR	47,060,000	USD	(1,000,000)	11/29/10	44,211
JPMC	JPY	(6,969,696)	KRW	92,000,000	2/14/11	(3,421)
JPMC	JPY	(4,133,813)	KRW	54,000,000	2/16/11	(2,528)
JPMC	JPY	(14,973,300)	USD	167,371	11/16/10	(12,104)
JPMC	JPY	(24,468,902)	USD	268,569	12/28/10	(24,905)
JPMC	JPY	(36,600,000)	USD	406,757	2/22/11	(32,558)
JPMC	JPY	(53,600,000)	USD	599,902	3/1/11	(43,530)
JPMC	PHP	13,904,000	USD	(298,967)	1/13/11	14,410
JPMC	PHP	5,656,000	USD	(121,360)	1/19/11	6,045
JPMC	PHP	2,900,000	USD	(61,311)	2/7/11	3,896
JPMC	PHP	2,050,000	USD	(43,049)	10/6/10	3,644
JPMC	PHP	2,543,000	USD	(53,808)	10/8/10	4,103
JPMC	PHP	7,297,000	USD	(155,771)	10/13/10	10,311
JPMC	PHP	857,000	USD	(18,273)	10/15/10	1,228
JPMC	PHP	2,847,000	USD	(60,936)	10/18/10	3,827
JPMC	PHP	2,879,000	USD	(60,931)	10/21/10	4,539
JPMC	PHP	2,949,000	USD	(61,915)	10/25/10	5,119
JPMS	BRL	691,688	USD	(360,348)	7/1/11	22,836
JPMS	INR	499,000	USD	(10,321)	7/2/11	418
JPMS	JPY	(11,418,000)	USD	133,669	8/1/11	(3,760)
JPMS	JPY	(22,716,000)	USD	267,720	8/4/11	(5,709)
JPMS	JPY	(11,285,000)	USD	133,015	8/5/11	(2,823)
JPMS	JPY	(11,549,000)	USD	136,368	8/9/11	(2,658)
JPMS	JPY	(11,158,000)	USD	131,798	8/10/11	(2,524)
JPMS	JPY	(1,110,000)	USD	13,108	8/11/11	(254)
JPMS	JPY	(3,492,000)	USD	41,257	8/12/11	(782)
JPMS	JPY	(5,819,000)	USD	69,464	8/15/11	(632)
MLC	CLP	18,760,000	USD	(37,899)	12/6/10	1,062
MLC	CLP	28,210,000	USD	(56,875)	12/7/10	1,714
MLC	CLP	60,541,000	USD	(122,182)	1/7/11	3,742
MNB	AUD	5,494,770	USD	5,326,081	10/5/10	(17,868)
MNB	EUR	(910,544)	GBP	769,500	10/29/10	(32,538)
MNB	EUR	(5,613,129)	USD	7,325,995	10/29/10	(325,009)
MNB	GBP	4,709,000	USD	(7,335,842)	10/29/10	60,153
MSC	AUD	506,730	USD	(422,000)	2/8/11	59,696
MSC	CLP	126,200,000	USD	(238,586)	2/16/11	24,211
MSC	CLP	319,000,000	USD	(608,057)	2/22/11	56,338
MSC	CLP	61,000,000	USD	(116,479)	2/24/11	10,576
MSC	CLP	130,370,000	USD	(249,340)	2/25/11	22,210
MSC	CLP	81,300,000	USD	(155,004)	3/1/11	14,356
MSC	CLP	42,500,000	USD	(82,086)	3/15/11	6,484
MSC	EUR	(312,640)	PLN	1,328,000	5/24/11	23,192
MSC	EUR	(49,897)	USD	68,037	10/4/10	13
MSC	ILS	319,324	USD	(85,042)	3/29/11	2,320
MSC	ILS	193,959	USD	(51,733)	3/31/11	1,328
MSC	JPY	(52,074,000)	USD	585,346	2/10/11	(39,601)
MSC	JPY	(20,800,000)	USD	230,849	3/18/11	(18,900)
MSC	JPY	(12,000,000)	USD	140,407	6/20/11	(3,996)
MSC	JPY	(9,000,000)	USD	105,952	8/2/11	(2,375)
UBS	AUD	506,590	USD	(422,000)	2/8/11	59,563
UBS	EUR	(330,749)	NOK	2,828,000	11/29/10	28,700
UBS	EUR	(105,507)	NOK	910,000	12/1/10	10,477
UBS	EUR	(276,677)	NOK	2,305,800	2/8/11	12,602
UBS	EUR	(387,379)	NOK	3,222,800	2/9/11	16,715
UBS	EUR	(136,684)	SEK	1,311,000	6/1/11	7,040
UBS	EUR	(170,000)	USD	248,438	10/4/10	16,675
UBS	EUR	(275,000)	USD	399,493	10/6/10	24,588
UBS	EUR	(270,000)	USD	396,563	10/8/10	28,480
UBS	EUR	(1,929,000)	USD	2,888,774	10/27/10	259,401
UBS	EUR	(658,000)	USD	940,841	1/11/11	44,493
UBS	EUR	(34,000)	USD	46,677	2/8/11	373
UBS	EUR	(107,000)	USD	145,509	2/16/11	(200)
UBS	EUR	(115,000)	USD	157,988	2/18/11	1,388
UBS	EUR	(353,000)	USD	483,525	3/7/11	2,909
UBS	EUR	(230,000)	USD	310,707	4/7/11	(2,344)
UBS	EUR	(566,000)	USD	762,459	4/13/11	(7,866)
UBS	EUR	(3,385,000)	USD	4,323,999	5/10/11	(281,531)
UBS	EUR	(1,630,646)	USD	2,021,643	5/24/11	(196,607)
UBS	EUR	(160,000)	USD	206,035	8/2/11	(11,444)
UBS	EUR	(164,000)	USD	210,842	8/3/11	(12,072)
UBS	JPY	(5,370,800)	USD	59,990	11/12/10	(4,385)
UBS	JPY	(11,961,000)	USD	133,897	11/17/10	(9,476)
UBS	JPY	(15,350,000)	USD	168,487	1/7/11	(15,643)
UBS	JPY	(28,070,000)	USD	310,147	1/14/11	(26,598)
UBS	JPY	(43,530,000)	USD	484,733	1/26/11	(37,568)
UBS	JPY	(59,700,000)	USD	671,103	3/1/11	(45,555)
UBS	JPY	(28,080,000)	USD	312,239	3/18/11	(24,922)
UBS	JPY	(25,100,000)	USD	273,713	4/20/11	(27,833)
UBS	JPY	(36,547,000)	USD	410,502	5/10/11	(28,723)
UBS	JPY	(22,978,000)	USD	270,403	8/1/11	(6,165)
UBS	JPY	(14,597,000)	USD	173,892	8/9/11	(1,826)
UBS	JPY	(17,297,000)	USD	206,056	8/10/11	(2,167)
WHRAM	EUR	(553,000)	NOK	4,605,000	2/9/11	23,993
WHRAM	EUR	(105,000)	USD	143,430	2/9/11	435
						$1,056,701

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Global Income Fund (Fund).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2009, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s Prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimate and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$235,785,879
Aggregate unrealized appreciation	$ 19,736,421
Aggregate unrealized depreciation	(1,418,258)
Net unrealized appreciation	$ 18,318,163

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$ -	$ 9,134,536	$ -	$ 9,134,536
Foreign Debt	-	198,649,686	8,384,319	207,034,005
Municipal Bonds	-	3,318,255	-	3,318,255
Short-Term	2,740,813	17,385,000	14,491,433	34,617,246
Total	$2,740,813	$228,487,477	$22,875,752	$254,104,042

Foreign Currency Exchange Contracts	$ -	$1,056,701	$ -	$1,056,701

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Debt	Short-Term	Total
Balance as of 12/31/09	$7,482,218	$348,583	$7,830,801
Purchases	717,021	14,132,798	14,849,819
Sales	(303,717)	-	(303,717)
Net realized gain	1,052	-	1,052
Net change in unrealized
appreciation/depreciation	487,745	10,052	497,796
Balance as of 9/30/10	$8,384,319	$14,491,433	$22,875,752

Net change in unrealized
appreciation/depreciation
from investments
still held as of 9/30/10	$491,828	$10,052	$501,880

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include shifts between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.  The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2010, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP BlackRock Inflation Protected Bond Fund

September 30, 2010

	Principal	Value
	Amount¡	(U.S. $)
Agency Mortgage-Backed Securities–23.77%
Fannie Mae S.F. 30 yr 4.00% 10/1/40	11,000,000	$11,319,806
Freddie Mac S.F. 30 yr 4.00% 9/1/40	11,000,000	11,292,306
GNMA2 S.F. 30 yr 4.00% 9/20/40	11,000,000	11,388,138
Total Agency Mortgage-Backed Securities (Cost $33,912,605)		34,000,250

Corporate Bonds–0.17%
Capital Markets–0.09%
•Morgan Stanley 3.25% 3/5/18	143,000	133,496
		133,496
Insurance–0.08%
•Prudential Financial 3.14% 6/10/15	114,000	115,100
		115,100
Total Corporate Bonds (Cost $250,452)		248,596

Sovereign Bonds–10.42%
France–5.28%
France Government Bond O.A.T EUR	5,172,997	7,550,942
		7,550,942
Germany–5.14%
Deutschland Republic Inflation Linked 1.50% 4/15/16 EUR	5,028,043	7,360,510
		7,360,510
Total Sovereign Debt (Cost $14,194,827)		14,911,452

U.S. Treasury Obligations–52.95%
U.S. Treasury Inflation Index Bonds
1.75% 1/15/28	9,027,552	9,591,070
2.00% 1/15/26	3,163,450	3,486,466
2.125% 2/15/40	1,679,015	1,881,416
2.375% 1/15/25	2,677,483	3,085,590
2.375% 1/15/27	3,145,885	3,639,150
3.375% 4/15/32	368,469	498,757
3.625% 4/15/28	20,219	27,107
3.875% 4/15/29	517,199	720,845
U.S. Treasury Inflation Index Notes
∞0.50% 4/15/15	4,174,859	4,292,928
0.625% 4/15/13	969,554	996,292
1.25% 4/15/14	3,590,038	3,780,479
1.25% 7/15/20	1,505,488	1,581,821
1.375% 7/15/18	530,775	568,510
1.375% 1/15/20	970,556	1,032,808
1.625% 1/15/15	182,680	195,453
1.625% 1/15/18	9,074,381	9,856,339
1.875% 7/15/15	2,252,848	2,451,908
1.875% 7/15/19	1,884,840	2,091,878
2.00% 4/15/12	7,316,392	7,575,897
2.00% 1/15/14	1,657,731	1,779,472
2.00% 7/15/14	676,599	732,524
2.125% 1/15/19	934,186	1,053,004
2.375% 1/15/17	1,845,369	2,082,385
2.50% 7/15/16	1,392,581	1,578,838
2.50% 1/15/29	6,270,219	7,416,490
2.625% 7/15/17	236,675	273,175
3.00% 7/15/12	822,089	873,597
3.3758% 1/15/12	2,486,255	2,605,127
Total U.S. Treasury Obligations (Cost $73,159,930)		75,749,326
	Number of
	Shares
Exchange Traded Fund–6.17%
BlackRock Liquidity Funds TempFund Portfolio	8,824,265	8,824,265
Total Exchange Traded Fund (Cost $8,824,265)		8,824,265

Short-Term Investment–6.15%
Money Market Mutual Fund–6.15%
Dreyfus Treasury & Agency Cash Management Fund	8,792,254	8,792,254
Total Short-Term Investment (Cost $8,792,254)		8,792,254

Total Value of Securities–99.63%
(Cost $139,134,333)		142,526,143
Receivables and Other Assets Net of Liabilities (See Notes)–0.37%		531,880
Net Assets Applicable to 13,794,985 Shares Outstanding–100.00%		$143,058,023

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

EUR–European Monetary Unit
USD–United States Dollar

∞Fully or partially pledged as collateral for futures contracts.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.

Summary of Abbreviations:
GNMA–Government National Mortgage Association
MNB–Mellon National Bank
O.A.T–Obligations Assimilables du Trésor
S.F.–Single Family
yr–Year

1The following foreign currency exchange contract, futures contracts and swap contract were outstanding at September 30, 2010:

Foreign Currency Exchange Contract
				Unrealized
Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
MNB	EUR (10,926,500)	USD 14,266,545	11/17/10	$624,279

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(101) Euro Bobl	$(15,806,908)	$(16,607,798)	12/8/10	$(800,890)
(5) U.S. Long Bond	(671,084)	(668,593)	12/21/10	2,491
(290) U.S. Treasury 5 yr Notes	(34,791,359)	(35,051,485)	12/31/10	(260,126)
39 U.S. Treasury 10 yr Notes	4,873,714	4,915,828	12/21/10	42,114
12 U.S. Treasury 10 yr Notes	1,508,832	1,512,562	12/21/10	3,730
18 U.S. Treasury 10 yr Notes	2,273,374	2,268,844	12/21/10	(4,530)
(4) U.S. Ultra Bond	(564,000)	(565,125)	12/21/10	(1,125)
	$(43,177,431)			$(1,018,336)

Swap Contract

Index Swap

Notional	Expiration		Unrealized
Value	Date	Description	Appreciation
$47,790,432	10/25/10	Agreement with Barclays to receive the notional amount multiplied by the Barclays Capital TIPS Index (LBUTTRUU) Daily Index Levels and to pay the notional amount multiplied by the fixed rate of 0.3975%.	$588,135

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

_____________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP BlackRock Inflation Protected Bond Fund (Fund).

Security Valuation – Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Debt securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$139,161,284
Aggregate unrealized appreciation	$ 3,394,661
Aggregate unrealized depreciation	(29,802)
Net unrealized appreciation	$ 3,364,859

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$34,000,250	$34,000,250
Corporate Debt	-	248,596	248,596
Foreign Debt	-	14,911,452	14,911,452
Investment Companies	8,824,265	-	8,824,265
U.S. Treasury Obligations	-	75,749,326	75,749,326
Short-Term	8,792,254	-	8,792,254
Total	$17,616,519	$124,909,624	$145,526,143

Foreign Currency Exchange Contracts	$ -	$(624,279)	$ (624,279)
Futures Contracts	$(1,018,336)	$ -	$(1,018,336)
Swap Contracts	$ -	$ 588,135	$ 588,135

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into interest rate swap contracts, index swap contracts and Credit Default Swaps (CDS) contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of  protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk.  The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract.  This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.  Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of September 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of Investments		Schedule of Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables and other assets net of liabilities	$ -	Liabilities net of receivables and other assets	$ (624,279)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	3,730	Liabilities net of receivables and other assets	(1,022,066)

Swap contracts (Swaps)	Receivables and other assets net of liabilities	588,135	Liabilities net of receivables and other assets	-

Total		$591,865		$(1,646,345)

The effect of derivative instruments on the statement of operations for the period ended May 3, 2010 through September 30, 2010 was as follows:

	Location of Gain or Loss on	Realized Gain or Loss on	Change in Unrealized Appreciation or
	Derivatives Recognized in Income	Derivatives Recognized in	Depreciation on Derivatives Recognized
		Income	in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized gain on foreign currency contracts/net unrealized appreciation/depreciation of investments and foreign currency contracts	$309,490	$(624,279)

Futures contracts (Futures)	Net realized loss on futures contracts/net unrealized appreciation/depreciation of investments and futures contracts	(82,228)	(1,018,336)

Credit contracts (Swaps)	Net realized gain on swap contracts/net unrealized appreciation/depreciation of investments and swap contracts	95,895	588,135

Total		$ 323,157	$(1,054,480)

4. Credit and Market Risk
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Diversified Floating Rate Fund

September 30, 2010

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Collateralized Mortgage Obligations – 12.77%
•Fannie Mae REMICs
Series 2004-36 FA 0.656% 5/25/34	$945,655	$947,303
Series 2005-66 FD 0.556% 7/25/35	1,329,031	1,327,324
Series 2005-106 QF 0.766% 12/25/35	1,359,228	1,363,297
Series 2006-40 F 0.556% 5/25/36	639,986	638,925
•Freddie Mac REMICs
Series 3152 JF 0.71% 8/15/35	935,612	936,772
Series 3311 VF 0.50% 5/15/37	1,019,157	1,016,063
Series 3316 FB 0.56% 8/15/35	1,145,275	1,143,466
•GNMA Series 2010-46 MF 0.66% 5/16/34	932,303	933,084
Total Agency Collateralized Mortgage Obligations (Cost $8,277,375)		8,306,234

Convertible Bonds – 1.18%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	36,000	30,960
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	125,000	127,188
•U.S. Bancorp 0.00% exercise price $37.86, expiration date 9/20/36	650,000	611,000
Total Convertible Bonds (Cost $788,113)		769,148

Corporate Bonds – 48.74%
Aerospace & Defense – 0.65%
#Meccanica Holdings USA 144A 6.25% 7/15/19	380,000	422,163
		422,163
Beverages – 1.43%
•Anheuser-Busch Inbev Worldwide 1.019% 3/26/13	925,000	932,061
		932,061
Biotechnology – 0.49%
#Genzyme 144A 3.625% 6/15/15	300,000	318,479
		318,479
Capital Markets – 2.04%
•Goldman Sachs Group 0.74% 3/22/16	375,000	347,159
Korea Development Bank 8.00% 1/23/14	300,000	351,187
Lazard Group 7.125% 5/15/15	250,000	273,002
•Morgan Stanley 2.876% 5/14/13	350,000	356,951
		1,328,299
Chemicals – 1.21%
Cytec Industries 8.95% 7/1/17	375,000	473,706
Dow Chemical 8.55% 5/15/19	250,000	316,178
		789,884
Commercial Banks – 6.55%
•Bank of America North America 0.572% 6/15/16	400,000	357,452
•Branch Banking & Trust 0.639% 5/23/17	730,000	653,506
•#CoBank ACB 144A 0.892% 6/15/22	425,000	331,708
•JPMorgan Chase Bank 0.623% 6/13/16	700,000	664,073
•#National Australia Bank 144A 1.031% 7/8/14	250,000	252,511
•National City Bank/Cleveland 0.663% 6/7/17	800,000	719,541
SVB Financial Group 5.375% 9/15/20	260,000	264,605
•US Bank/Cincinnati Ohio 0.806% 10/14/14	660,000	651,102
•Wachovia 0.896% 10/15/16	400,000	366,091
		4,260,589
Computers & Peripherals – 0.31%
•Hewlett-Packard 0.418% 9/13/12	200,000	199,790
		199,790
Diversified Financial Services – 2.09%
•General Electric Capital 0.604% 5/11/16	1,475,000	1,360,515
		1,360,515
Diversified Telecommunication Services – 2.80%
•Qwest 3.542% 6/15/13	925,000	971,250
Telecom Italia Capital 6.175% 6/18/14	325,000	358,706
•Telefonica Emisiones 0.775% 2/4/13	505,000	494,685
		1,824,641
Electric Utilities – 5.09%
Ameren Illinois 9.75% 11/15/18	400,000	536,759
#American Transmission Systems 144A 5.25% 1/15/22	525,000	581,953
•Columbus Southern Power 0.692% 3/16/12	1,185,000	1,188,151
•Georgia Power 0.612% 3/15/13	660,000	662,446
•Wisconsin Energy 6.25% 5/15/67	361,000	345,213
		3,314,522
Energy Equipment & Services – 2.80%
Pride International
6.875% 8/15/20	75,000	82,031
8.50% 6/15/19	250,000	291,250
Transocean 6.50% 11/15/20	575,000	627,398
Weatherford International
4.95% 10/15/13	380,000	409,962
5.125% 9/15/20	400,000	409,706
		1,820,347
Food Products – 0.77%
•#Wrigley WM Jr 144A 1.664% 6/28/11	500,000	500,322
		500,322
Health Care Providers & Services – 1.10%
Medco Health Solutions 4.125% 9/15/20	150,000	152,199
•UnitedHealth Group 1.718% 2/7/11	560,000	562,626
		714,825
Insurance – 2.94%
•Berkshire Hathaway 0.834% 2/11/13	625,000	628,478
•#MassMutual Global Funding II 144A 0.789% 9/27/13	650,000	649,618
•MetLife 1.674% 8/6/13	630,000	635,164
		1,913,260
Life Sciences Tools & Services – 1.51%
Life Technologies 6.00% 3/1/20	375,000	425,582
Thermo Fisher Scientific 3.20% 5/1/15	525,000	553,993
		979,575
Media – 5.02%
Comcast 5.15% 3/1/20	540,000	591,276
#COX Communications 144A 6.25% 6/1/18	400,000	461,877
DIRECTV Holdings/Financing 4.60% 2/15/21	625,000	643,572
#NBC Universal 144A 5.15% 4/30/20	335,000	362,464
Time Warner Cable 8.25% 4/1/19	575,000	743,564
#Vivendi 144A 6.625% 4/4/18	400,000	464,850
		3,267,603
Metals & Mining – 1.10%
ArcelorMittal 9.85% 6/1/19	375,000	482,736
Teck Resources 9.75% 5/15/14	186,000	229,503
		712,239
Oil, Gas & Consumable Fuels – 7.75%
•Enbridge Energy Partners 8.05% 10/1/37	335,000	341,928
•Enterprise Products Operating 7.034% 1/15/68	335,000	333,794
Kinder Morgan Energy Partners 5.30% 9/15/20	640,000	691,057
#Midcontinent Express Pipeline 144A 6.70% 9/15/19	415,000	456,100
Plains All American Pipeline/Finance 8.75% 5/1/19	500,000	635,614
•Shell International Finance 0.64% 6/22/12	535,000	537,669
•TransCanada PipeLines 6.35% 5/15/67	460,000	430,666
•#Williams 144A 2.533% 10/1/10	410,000	410,000
Williams Partners 5.25% 3/15/20	540,000	588,123
#Woodside Finance 144A 8.125% 3/1/14	525,000	617,955
		5,042,906
Pharmaceuticals – 0.97%
•Teva Pharmaceutical Finance III 0.691% 12/19/11	630,000	632,515
		632,515
Wireless Telecommunication Services – 2.12%
American Tower 5.05% 9/1/20	525,000	538,747
#Crown Castle Towers 144A 4.883% 8/15/20	300,000	310,548
•Vodafone Group 0.632% 6/15/11	525,000	525,788
		1,375,083
Total Corporate Bonds (Cost $31,097,191)		31,709,618
Municipal Bonds – 5.49%
•Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 1.113% 5/1/20	650,000	649,181
•Missouri Higher Education Loan Authority Student Revenue Series A-1 1.168% 8/27/29	901,932	901,697
•New Jersey Economic Development Authority Revenue (Building America Bonds) 1.292% 6/15/13	525,000	522,559
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.478% 12/1/38	580,000	578,399
•North Texas Higher Education Authority Student Loan Revenue Series 1 Class A-2 1.19% 7/1/30	925,000	920,921
Total Municipal Bonds (Cost $3,581,932)		3,572,757
Non-Agency Asset-Backed Securities – 7.28%
•#Capital Auto Receivables Asset Trust Series 2008-CPA A1 144A 1.11% 1/15/13	353,901	355,315
•Capital One Multi-Asset Execution Trust
Series 2006-A8 A8 0.29% 4/15/16	390,000	385,536
Series 2007-A4 A4 0.29% 3/16/15	500,000	497,685
•Citibank Credit Card Issuance Trust
Series 2008-A6 A6 1.46% 5/22/17	400,000	414,289
Series 2009-A1 A1 2.01% 3/17/14	550,000	562,431
Series 2009-A2 A2 1.81% 5/15/14	500,000	510,847
•Discover Card Master Trust
Series 2010-A1 A1 0.91% 9/15/15	706,000	710,710
Series 2010-A2 A2 0.84% 3/15/18	250,000	250,000
•Discover Card Master Trust I Series 2006-3 A1 0.29% 3/15/14	455,000	454,269
•Ford Credit Auto Owner Trust Series 2009-A A3B 2.76% 5/15/13	86,869	88,076
•#Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.41% 1/15/15	500,000	507,497
Total Non-Agency Asset-Backed Securities (Cost $4,734,002)		4,736,655
Regional Bond – 0.76%
Canada – 0.76%
•Province of Ontario Canada 0.578% 5/7/13	495,000	494,897
Total Regional Bond (Cost $494,858)		494,897
«Senior Secured Loans – 19.79%
Affinion Group Term Tranche Loan B 5.00% 10/7/16	119,363	117,249
AGFS Funding 7.25% 4/21/15	340,000	342,385
AIG
Term Tranche Loan 1 6.75% 2/23/15	77,885	79,317
Term Tranche Loan 2 7.00% 3/7/16	57,115	58,115
Alliance HealthCare 5.50% 6/1/16	239,397	236,505
Allied Security Holdings 6.75% 2/23/15	250,000	249,745
Anchor Glass Container 6.00% 2/3/16	89,553	89,665
Aspect Software Term Tranche Loan B 6.25% 4/19/16	74,813	74,579
ATI Holdings 7.50% 2/18/16	134,325	130,855
BE Aerospace 5.75% 7/28/14	272,815	275,628
Butler Schein Animal Health Term Tranche Loan B 5.50% 12/31/15	34,600	34,671
BWAY Holding Term Tranche Loan B 5.501% 3/28/17	205,200	205,662
Cengage Learning 7.50% 7/7/14	250,000	249,595
Charter Communications Operating
8.50% 3/6/14	225,000	232,794
Term Tranche Loan B 2.32% 3/6/14	264,322	258,210
Delta Air Lines 8.75% 9/16/13	124,372	126,341
Ford Motor Term Tranche Loan B 3.03% 12/15/13	528,405	518,359
Genon Energy Term Tranche Loan B 6.00% 9/8/17	285,000	284,688
Graham Packaging
Term Tranche Loan C 6.75% 4/5/14	223,864	225,606
Term Tranche Loan D 6.00% 8/9/16	280,000	282,750
Gray Television Term Tranche Loan B 4.25% 12/31/14	280,000	269,325
ICL Industrial Containers Term Loan C 5.50% 6/16/17	19,237	19,281
Infogroup Term Tranche Loan B 6.25% 3/30/16	224,438	225,195
Inventiv Health 6.50% 5/7/16	70,000	70,011
Knology Term Tranche Loan B 5.50% 9/13/16	445,000	440,550
Level 3 Financing Term Tranche Loan B 11.50% 3/13/14	150,000	162,516
Live Nation Entertainment Term Tranche Loan B 4.50% 10/20/16	114,425	113,376
MGM Mirage Term Tranche Loan E 7.00% 2/21/14	120,000	102,956
Multiplan Term Tranche Loan B 6.50% 7/9/17	250,000	250,443
NBTY Term Tranche Loan B 6.25% 7/14/17	355,000	358,861
New Development Holdings 7.00% 4/21/17	224,438	228,245
Newport Television Term Tranche Loan B 9.00% 3/14/16	355,000	354,260
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15	380,000	413,250
Phillips-Van Heusen Term Tranche Loan B 4.75% 3/15/16	411,645	415,409
Pinafore Term Tranche Loan B 6.25% 9/7/16	215,000	217,077
Pinnacle Foods Finance Term Tranche Loan D 6.00% 4/30/14	214,463	215,551
PQ 6.82% 7/30/15	250,000	231,625
Radnet Management Term Tranche Loan B 5.751% 3/12/16	250,000	245,548
Rental Service 2nd Lien Term Tranche Loan 4.04% 10/7/13	250,000	245,234
Revlon Consumer Products 6.00% 8/17/15	279,300	278,627
Reynolds & Reynolds 5.25% 4/3/17	213,527	214,061
Roundy's Supermarkets 10.00% 4/5/16	275,000	280,413
Sinclair Television Group Term Tranche Loan B 5.50% 10/29/15	285,934	287,793
TASC Term Tranche Loan B 5.75% 12/19/14	109,449	109,914
Texas Competitive Electric Holdings Term Loan B2 3.941% 10/10/14	648,362	505,145
Toys R US Delaware Term Tranche Loan B 6.00% 8/11/16	400,000	400,846
United Components 6.25% 3/31/17	335,000	337,345
Universal Health Services Term Tranche Loan B 5.50% 5/16/16	625,000	629,102
Univision Communications Term Tranche Loan B 2.566% 9/29/14	212,406	187,142
US Telepacific 9.25% 7/27/15	124,688	124,978
Valeant Pharmaceuticals
Term Tranche Loan B 5.50% 6/21/16	224,000	226,283
Term Tranche Loan DD 5.50% 9/21/16	56,000	56,571
Visant 7.50% 9/22/16	360,000	362,138
Wendy's/Arby's Restaurants 5.00% 5/3/17	224,438	225,672
Total Senior Secured Loans (Cost $12,775,086)		12,877,462
Sovereign Debt – 0.86%
Sweden – 0.86%
•Swedish Export Credit 1.126% 8/14/14	550,000	560,371
Total Sovereign Debt (Cost $558,933)		560,371
Supranational Banks – 0.77%
•African Development Bank 0.775% 8/4/14	500,000	504,060
Total Supranational Banks (Cost $502,884)		504,060

Discount Note – 4.36%
^Federal Home Loan Bank 0.01% 10/1/10	2,838,000	2,838,000
Total Discount Note (Cost $2,838,000)		2,838,000
	Number of
	Shares
Short-Term Investment – 1.04%
Money Market Mutual Fund – 1.04%
Dreyfus Treasury & Agency Cash Management Fund	674,450	674,450
Total Short-Term Investment (Cost $674,450)		674,450
Total Value of Securities – 103.03%
(Cost $66,322,824)		67,043,652
Liabilities Net of Receivables and Other Assets (See Notes) – (3.03%)		(1,973,761)
Net Assets Applicable to 6,480,452 Shares Outstanding – 100.00%		$65,069,891

•Variable rate security. The rate shown is the rate as of Septemeber 30, 2010. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $7,130,548 which represented 10.96% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
^Zero coupon security.  The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
GNMA–Government National Mortgage Association
REMIC–Real Estate Mortgage Investment Conduit
yr–Year

1The following swap contracts were outstanding at September 30, 2010:

Swap Contracts
Interest Rate Swap Contracts

Counterparty &	Notional	Fixed Interest	Floating Interest	Termination	Unrealized
Referenced Obligation	Value	Rate Received	Rate Received	Date	Depreciation
Morgan Stanley
3 yr Interest Rate Swap	$ 3,500,000	1.036%	0.307%	8/10/13	$ 18,136
5 yr Interest Rate Swap	4,350,000	1.721%	0.307%	8/10/15	49,906
7 yr Interest Rate Swap	4,750,000	2.30%	0.307%	8/10/17	82,205
10 yr Interest Rate Swap	4,100,000	2.833%	0.307%	8/10/20	100,704
Total	$12,000,000				$250,951

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1See Note 3 in ”Notes.”

____________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Diversified Floating Rate Fund (Fund).

Security Valuation– Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolate that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2.  Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$66,334,515
Aggregate unrealized appreciation	$ 818,237
Aggregate unrealized depreciation	(109,100)
Net unrealized appreciation	$ 709,137

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$12,792,889	$250,000	$13,042,889
Corporate Debt	-	45,356,228	-	45,356,228
Foreign Debt	-	1,559,328	-	1,559,328
Municipal Bonds	-	3,572,757	-	3,572,757
Short-Term	674,450	2,838,000	-	3,512,450
Total	$ 674,450	$66,119,202	$250,000	$ 67,043,652

Swap Contracts	$ -	$ (250,951)	$ -	$ (250,951)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset Backed &
Mortgage Backed Securities

Balance as of 5/31/10	$ -
Purchases	250,000
Balance as of 9/30/10	$250,000

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$ -

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3.  Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps.  Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk.  The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract.  This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

4.  Credit and Market Risk
The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of September 30, 2010, no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP J.P. Morgan High Yield Fund

September 30, 2010

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bonds – 0.43%
Century Aluminum Company 1.75% exercise price $30.54, expiration date 8/1/24	$27,000	$26,393
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	202,000	180,537
Total Convertible Bonds (Cost $205,353)		206,930

Corporate Bonds – 89.04%
Aerospace & Defense – 1.05%
Alliant Techsystems 6.875% 9/15/20	50,000	51,063
#Esterline Technologies 144A 7.00% 8/1/20	100,000	104,000
Kratos Defense & Security Solutions 10.00% 6/1/17	100,000	106,500
Triumph Group
8.00% 11/15/17	200,000	206,000
8.625% 7/15/18	35,000	37,800
		505,363
Airlines – 3.17%
Continental Airlines
Series 2003-EJ1 A 7.875% 7/2/18	90,452	87,286
Series 2004-ERJ1 9.558% 9/1/19	368,386	368,386
#Delta Air Lines 144A 12.25% 3/15/15	189,000	209,790
Northwest Airlines Series 2007-1 Class A Pass Through Trust 7.027% 11/1/19	602,173	608,195
#United Air Lines 144A
9.875% 8/1/13	128,000	139,520
12.00% 11/1/13	105,000	116,550
		1,529,727
Auto Components – 0.69%
Affinia Group Holdings 9.00% 11/30/14	150,000	155,250
#Allison Transmission 144A 11.00% 11/1/15	39,000	42,510
ArvinMeritor
8.125% 9/15/15	64,000	65,120
10.625% 3/15/18	61,000	67,863
		330,743
Automobiles – 0.81%
Ford Motor 7.45% 7/16/31	371,000	388,623
		388,623
Beverages – 0.42%
#Cott Beverages 144A
8.125% 9/1/18	70,000	74,463
8.375% 11/15/17	120,000	127,500
		201,963
Building Products – 0.38%
Ply Gem Industries 13.125% 7/15/14	137,000	140,254
#USG 9.75% 144A 8/1/14	42,000	43,995
		184,249
Capital Markets – 0.73%
E Trade Financial 12.50% 11/30/17	307,000	351,515
		351,515
Chemicals – 1.50%
#Celanese US Holding 144A 6.625% 10/15/18	60,000	61,500
#Chemtura 144A 7.875% 9/1/18	65,000	68,088
Lyondell Chemical 11.00% 5/1/18	300,000	333,374
Momentive Performance Materials 12.50% 6/15/14	92,000	104,420
PolyOne 7.375% 9/15/20	125,000	129,219
#TPC Group 144A 8.25% 10/1/17	25,000	25,688
		722,289
Commercial Banks – 3.13%
#Ally Financial 144A 7.50% 9/15/20	200,000	214,000
•BAC Capital Trust XIV 5.63% 12/31/49	296,000	214,970
#•Barclays Bank 144A 5.926% 12/31/49	103,000	97,335
City National Capital Trust I 9.625% 2/1/40	199,000	207,236
#•Credit Agricole 144A 6.637% 5/29/49	150,000	137,250
#•HBOS Capital Funding 144A 6.071% 6/29/49	276,000	245,640
#•Rabobank Nederland 144A 11.00% 12/29/49	248,000	323,355
Zions Bancorp
5.50% 11/16/15	44,000	43,493
5.65% 5/15/14	26,000	25,804
		1,509,083
Commercial Services & Supplies – 1.70%
Casella Waste Systems 9.75% 2/1/13	231,000	233,887
Cenveo 8.875% 2/1/18	125,000	124,219
#FTI Consulting 144A 6.75% 10/1/20	85,000	86,063
Global Cash Access/Finance 8.75% 3/15/12	160,000	159,200
#International Lease Finance 144A 8.75% 3/15/17	203,000	218,225
		821,594
Communications Equipment – 0.22%
ViaSat 8.875% 9/15/16	99,000	107,044
		107,044
Construction Materials – 0.46%
#Cemex Finance 144A 9.50% 12/14/16	220,000	222,464
		222,464
Consumer Finance – 2.18%
Cardtronics 8.25% 9/1/18	250,000	264,375
Ford Motor Credit
8.125% 1/15/20	200,000	230,198
12.00% 5/15/15	260,000	327,763
GMAC 8.00% 12/31/18	220,000	228,250
		1,050,586
Containers & Packaging – 2.09%
#Ardagh Packaging Finance 144A 7.375% 10/15/17	200,000	200,000
#BWAY Holding 144A 10.00% 6/15/18	15,000	16,313
#Graham Packaging 144A 8.25% 10/1/18	30,000	30,638
Graphic Packaging International 9.50% 6/15/17	154,000	164,779
Intertape Polymer US 8.50% 8/1/14	89,000	76,318
#Plastipak Holdings 144A
8.50% 12/15/15	97,000	100,880
10.625% 8/15/19	97,000	108,155
Pregis 12.375% 10/15/13	307,000	310,070
		1,007,153
Diversified Consumer Services – 0.44%
#ServiceMaster 144A 10.75% 7/15/15	198,000	211,860
		211,860
Diversified Financial Services – 1.60%
Capital One Capital V 10.25% 8/15/39	206,000	224,283
#•Chukchansi Economic Development Authority 144A 4.123% 11/15/12	250,000	145,000
Express 8.75% 3/1/18	135,000	143,100
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	306,000	208,080
#Pinafore 144A 9.00% 10/1/18	50,000	52,750
		773,213
Diversified Telecommunication Services – 7.61%
Cincinnati Bell 8.25% 10/15/17	142,000	144,130
#Digicel Group 144A 8.875% 1/15/15	132,000	135,300
DigitalGlobe 10.50% 5/1/14	88,000	98,340
Fronteir Communications 7.125% 3/15/19	43,000	44,290
GCI 8.625% 11/15/19	196,000	210,210
Global Crossing 12.00% 9/15/15	249,000	282,615
Intelsat Bermuda
11.25% 2/4/17	295,000	317,493
11.50% 2/4/17	212,500	231,359
Intelsat Jackson Holdings
11.25% 6/15/16	210,000	229,425
#144A 7.25% 10/15/20	45,000	45,450
Intelsat Subsidiary Holding 8.875% 1/15/15	100,000	104,000
Level 3 Financing 10.00% 2/1/18	121,000	109,505
PAETEC Holding 8.875% 6/30/17	209,000	219,450
#Primus Telecommunications Holding 144A 13.00% 12/15/16	119,000	124,355
#Qwest Communications International 144A 7.125% 4/1/18	350,000	369,249
#Telcordia Technologies 144A 11.00% 5/1/18	59,000	58,189
Telesat Canada 12.50% 11/1/17	236,000	279,660
West 11.00% 10/15/16	213,000	227,378
#Wind Acquisition Finance 144A
11.75% 7/15/17	172,000	193,608
12.00% 12/1/15	100,000	106,375
#Windstream 144A 8.125% 9/1/18	135,000	140,400
		3,670,781
Electrical Equipment – 0.40%
#International Wire Group 144A 9.75% 4/15/15	188,000	192,935
		192,935
Electronic Equipment, Instruments & Components – 1.34%
Anixter 10.00% 3/15/14	99,000	108,776
NXP
9.50% 10/15/15	207,000	212,693
#144A 9.75% 8/1/18	100,000	107,000
Sanmina-SCI 8.125% 3/1/16	210,000	216,300
		644,769
Energy Equipment & Services – 1.71%
Complete Production Service 8.00% 12/15/16	106,000	109,710
#Global Geophysical Services 144A 10.50% 5/1/17	92,000	94,070
#Hercules Offshore 144A 10.50% 10/15/17	213,000	177,855
Key Energy Services 8.375% 12/1/14	203,000	215,180
#PHI 144A 8.625% 10/15/18	100,000	98,750
#Pioneer Drilling 144A 9.875% 3/15/18	100,000	102,750
Pride International 6.875% 8/15/20	25,000	27,344
		825,659
Food & Staples Retailing – 1.10%
Ingles Markets 8.875% 5/15/17	200,000	216,500
Rite Aid 9.375% 12/15/15	122,000	105,835
#Tops Markets 144A 10.125% 10/15/15	193,000	208,199
		530,534
Food Products – 2.01%
Chiquita Brands International 8.875% 12/1/15	200,000	207,000
Dole Food 13.875% 3/15/14	85,000	104,125
JBS USA Finance 11.625% 5/1/14	96,000	111,360
#Michael Foods 144A 9.75% 7/15/18	100,000	107,500
Smithfield Foods
7.75% 7/1/17	41,000	41,769
#144A 10.00% 7/15/14	151,000	174,405
#Viskase 144A 9.875% 1/15/18	220,000	225,500
		971,659
Health Care Equipment & Supplies – 1.37%
Accellent 10.50% 12/1/13	63,000	63,945
Bausch & Lomb 9.875% 11/1/15	178,000	190,238
Biomet 11.625% 10/15/17	180,000	201,375
DJO Finance 10.875% 11/15/14	188,000	205,390
		660,948
Health Care Providers & Services – 3.68%
Alere 9.00% 5/15/16	148,000	153,180
BioScrip 10.25% 10/1/15	204,000	209,610
#Capella Healthcare 144A 9.25% 7/1/17	70,000	75,075
Community Health Systems 8.875% 7/15/15	186,000	198,090
HCA
9.25% 11/15/16	309,000	335,264
PIK 9.625% 11/15/16	57,000	61,988
#Multiplan 144A 9.875% 9/1/18	90,000	94,275
Select Medical 7.625% 2/1/15	242,000	237,462
Universal Hospital PIK 8.50% 6/1/15	94,000	95,058
US Oncology Holdings 6.737% 3/15/12	224,000	213,360
#Vanguard Health Holding 144A 8.00% 2/1/18	100,000	100,500
		1,773,862
Hotels, Restaurants & Leisure – 5.60%
#Cedar Fair 144A 9.125% 8/1/18	100,000	105,500
#CKE Restaurants 144A 11.375% 7/15/18	100,000	103,000
#Games Merger 144A 11.00% 6/1/18	10,000	10,850
Harrah's Operating 11.25% 6/1/17	298,000	327,799
#Landry's Holdings 144A 11.50% 6/1/14	45,000	42,075
Landry's Restaurants 11.625% 12/1/15	296,000	313,759
#Marina District Finance 144A 9.50% 10/15/15	75,000	73,125
MGM Resorts International
5.875% 2/27/14	20,000	17,200
6.625% 7/15/15	137,000	115,423
7.50% 6/1/16	78,000	66,300
7.625% 1/15/17	28,000	23,730
11.125% 11/15/17	82,000	93,788
13.00% 11/15/13	174,000	205,320
OSI Restaurant Partners 10.00% 6/15/15	117,000	119,340
Peninsula Gaming 10.75% 8/15/17	218,000	231,352
#Pokagon Gaming Authority 144A 10.375% 6/15/14	168,000	176,190
Royal Caribbean Cruises 6.875% 12/1/13	114,000	120,555
#•Seminole Hard Rock Entertainment 144A 2.792% 3/15/14	250,000	220,625
#Shingle Springs 144A 9.375% 6/15/15	237,000	177,750
Wendy's/Arby's Restaurants 10.00% 7/15/16	38,000	40,613
#Wynn Las Vegas 144A 7.75% 8/15/20	110,000	116,600
		2,700,894
Household Durables – 2.21%
Interface
9.50% 2/1/14	20,000	20,775
11.375% 11/1/13	66,000	75,240
K Hovnanian Enterprises 10.625% 10/15/16	139,000	139,869
#Lennar 144A 6.95% 6/1/18	130,000	121,225
Meritage Homes 6.25% 3/15/15	104,000	102,700
QEP Resources 6.875% 3/1/21	55,000	59,813
#Spectrum Brands Holdings 144A 9.50% 6/15/18	125,000	134,219
Standard Pacific
8.375% 5/15/18	152,000	152,759
10.75% 9/15/16	48,000	52,560
WMG Acquisition 9.50% 6/15/16	30,000	32,250
Yankee Acquisition
8.50% 2/15/15	31,000	32,163
9.75% 2/15/17	135,000	141,075
		1,064,648
Independent Power Producers & Energy Traders – 2.21%
#Calpine 144A 7.875% 7/31/20	125,000	129,063
Dynegy Holdings 7.75% 6/1/19	221,000	152,490
Edison Mission Energy
7.00% 5/15/17	80,000	58,200
7.20% 5/15/19	56,000	39,900
Elwood Energy 8.159% 7/5/26	143,891	135,977
Energy Future Holdings 10.875% 11/1/17	19,000	11,495
Energy Future Intermediate Holding 10.00% 12/1/20	46,000	45,881
Mirant Americas 8.50% 10/1/21	215,000	208,012
NRG Energy
7.375% 2/1/16	195,000	201,094
7.375% 1/15/17	35,000	35,963
TXU 5.55% 11/15/14	92,000	49,680
		1,067,755
Insurance – 2.16%
•American International Group 8.175% 5/15/58	355,000	357,662
Fairfax Financial Holdings 7.75% 6/15/17	150,000	158,813
Genworth Financial 6.15% 11/15/66	388,000	297,305
#Liberty Mutual Group 144A 7.00% 3/15/37	261,000	227,177
		1,040,957
Internet Software & Services – 0.43%
Terremark Worldwide 12.00% 6/15/17	180,000	206,550
		206,550
IT Services – 1.52%
#Fidelity National Information Services 144A
7.625% 7/15/17	50,000	53,625
7.875% 7/15/20	50,000	54,125
First Data
9.875% 9/24/15	119,000	97,878
#144A 8.875% 8/15/20	60,000	62,550
GXS Worldwide 9.75% 6/15/15	258,000	258,322
SunGard Data Systems 10.25% 8/15/15	194,000	205,155
		731,655
Leisure Equipment & Products – 0.51%
#Eastman Kodak 144A 9.75% 3/1/18	250,000	243,750
		243,750
Life Sciences Tools & Services – 0.20%
#•Quintiles Transnational 144A 9.50% 12/30/14	95,000	97,850
		97,850
Machinery – 2.33%
Harland Clarke Holdings 9.50% 5/15/15	200,000	190,500
#Liberty Tire Recycling 144A 11.00% 10/1/16	75,000	76,875
Manitowoc 9.50% 2/15/18	209,000	219,450
RBS Global/Rexnord 11.75% 8/1/16	130,000	139,750
#SPX 144A 6.875% 9/1/17	90,000	95,850
Thermadyne Industries 10.00% 2/1/14	170,000	173,400
#Titan International 144A 7.875% 10/1/17	50,000	50,750
#TriMas 144A 9.75% 12/15/17	164,000	177,120
		1,123,695
Marine – 0.68%
Commercial Barge Line 12.50% 7/15/17	105,000	116,025
#Navios Maritime Holdings 144A 8.875% 11/1/17	200,000	212,000
		328,025
Media – 7.11%
Affinion Group 11.50% 10/15/15	78,000	82,778
Belo 8.00% 11/15/16	75,000	80,531
Cablevision Systems
8.00% 4/15/20	48,000	51,900
8.625% 9/15/17	86,000	95,030
#CCO Holdings 144A 7.875% 4/30/18	46,000	47,955
#Cequel Communications Holdings I 144A 8.625% 11/15/17	102,000	108,120
#Charter Communications Operating 144A 10.875% 9/15/14	185,000	210,438
#Columbus International 144A 11.50% 11/20/14	248,000	275,229
DISH DBS 7.875% 9/1/19	193,000	208,681
#Entravision Communications 144A 8.75% 8/1/17	35,000	35,875
#Gannett 144A
6.375% 9/1/15	25,000	24,844
7.125% 9/1/18	25,000	24,750
#Interactive Data 144A 10.25% 8/1/18	50,000	53,375
Mediacom Broadband 8.50% 10/15/15	65,000	66,788
#Nexstar Broadcasting 144A 8.875% 4/15/17	198,000	207,405
Nielsen Finance
Φ0.00% 8/1/16	90,000	90,563
10.00% 8/1/14	149,000	157,381
11.50% 5/1/16	36,000	41,040
11.625% 2/1/14	34,000	38,760
#144A 7.75% 10/15/18	75,000	74,450
#ProQuest 144A 9.00% 10/15/18	40,000	40,800
#Sinclair Television Group 144A
8.375% 10/15/18	100,000	101,250
9.25% 11/1/17	246,000	265,065
#Sirius XM Radio 144A 9.75% 9/1/15	125,000	138,281
#Sitel 144A 11.50% 4/1/18	213,000	171,465
#Unitymedia Hessen 144A 8.125% 12/1/17	125,000	130,625
#Univision Communications PIK 144A 9.75% 3/15/15	126,300	121,564
Videotron Ltee 9.125% 4/15/18	80,000	90,400
Virgin Media Finance 8.375% 10/15/19	243,000	267,907
#XM Satellite Radio 144A 13.00% 8/1/13	111,000	128,205
		3,431,455
Metals & Mining – 3.47%
Century Aluminum 8.00% 5/15/14	180,000	178,650
#Essar Steel Algoma 144A 9.375% 3/15/15	222,000	224,220
#Evraz Group 144A 9.50% 4/24/18	100,000	112,500
#FMG Finance 144A 10.625% 9/1/16	373,000	461,120
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	94,000	105,060
Noranda Aluminum 5.373% 5/15/15	143,692	121,599
Novelis
7.25% 2/15/15	145,000	148,263
11.50% 2/15/15	62,000	71,145
#Steel Dynamics 144A 7.625% 3/15/20	157,000	163,673
Teck Resources
10.25% 5/15/16	18,000	21,894
10.75% 5/15/19	52,000	65,581
		1,673,705
Multiline Retail – 0.59%
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	54,000	57,915
#Sears Holdings 144A 6.625% 10/15/18	225,000	225,000
		282,915
Multi-Utilities – 0.29%
•Puget Sound Energy 6.974% 6/1/67	149,000	139,494
		139,494
Oil, Gas & Consumable Fuels – 10.28%
#American Petroleum Tankers 144A 10.25% 5/1/15	75,000	77,063
Anadarko Petroleum 6.375% 9/15/17	55,000	60,693
Antero Resources Finance 9.375% 12/1/17	202,000	215,635
Arch Coal 7.25% 10/1/20	35,000	37,144
#Brigham Exploration 144A 8.75% 10/1/18	40,000	41,400
Chesapeake Energy
6.875% 8/15/18	50,000	52,625
7.25% 12/15/18	33,000	35,723
9.50% 2/15/15	233,000	270,862
#Citgo Petroleum 144A 11.50% 7/1/17	150,000	166,875
Cloud Peak Energy Resources 8.25% 12/15/17	300,000	318,374
#Continental Resources 144A 7.125% 4/1/21	120,000	125,400
Copano Energy 7.75% 6/1/18	88,000	89,320
Crosstex Energy 8.875% 2/15/18	168,000	176,820
Denbury Resources 9.75% 3/1/16	33,000	37,208
El Paso
6.875% 6/15/14	77,000	82,709
7.00% 6/15/17	74,000	78,948
Energy Transfer Equity 7.50% 10/15/20	30,000	31,725
•Enterprise Products Operating 8.375% 8/1/66	105,000	109,719
#Foresight Energy 144A 9.625% 8/15/17	75,000	77,625
General Maritime 12.00% 11/15/17	208,000	220,480
#Harvest Operations 144A 6.875% 10/1/17	32,000	32,880
#Helix Energy Solutions Group 144A 9.50% 1/15/16	212,000	215,710
#Hilcorp Energy I 144A
7.75% 11/1/15	124,000	125,860
8.00% 2/15/20	98,000	101,185
Holly 9.875% 6/15/17	165,000	175,519
#Inergy Finance 144A 7.00% 10/1/18	85,000	87,550
#Murray Energy 144A 10.25% 10/15/15	197,000	205,373
#NFR Energy Finance 144A 9.75% 2/15/17	213,000	214,065
OPTI Canada
7.875% 12/15/14	191,000	144,683
8.25% 12/15/14	256,000	195,840
Penn Virginia Resource Partners 8.25% 4/15/18	250,000	260,312
Petroleum Development 12.00% 2/15/18	190,000	211,850
QuickSilver Resources 7.125% 4/1/16	296,000	293,779
Range Resources 6.75% 8/1/20	10,000	10,450
#SandRidge Energy 144A
8.75% 1/15/20	147,000	146,265
9.875% 5/15/16	172,000	178,450
#Targa Resources Partners 144A 7.875% 10/15/18	50,000	52,375
		4,958,494
Paper & Forest Products – 1.38%
#ABI Escrow 144A 10.25% 10/15/18	150,000	153,375
#Appleton Papers 144A 10.50% 6/15/15	177,000	166,823
Newpage 11.375% 12/31/14	206,000	187,459
#PTE Paper Escrow 144A 12.00% 8/1/14	100,000	115,680
Verso Paper Holdings 11.375% 8/1/16	46,000	41,573
		664,910
Pharmaceuticals – 1.20%
Elan Finance 8.75% 10/15/16	250,000	253,749
#Mylan 144A 7.875% 7/15/20	75,000	80,719
#Novasep Holding 144A 9.75% 12/15/16	200,000	155,000
#Valeant Pharmaceuticals International 144A
6.75% 10/1/17	35,000	35,788
7.00% 10/1/20	50,000	51,250
		576,506
Real Estate Management & Development – 0.25%
Colonial Realty 6.25% 6/15/14	50,000	51,959
First Industrial 6.42% 6/1/14	75,000	70,388
		122,347
Road & Rail – 2.25%
#Ashtead Capital 144A 9.00% 8/15/16	189,000	196,559
Avis Budget Car Rental
7.75% 5/15/16	110,000	108,625
9.625% 3/15/18	115,000	122,188
Hertz 10.50% 1/1/16	126,000	134,505
#Kansas City Southern DE Mexico 144A 8.00% 2/1/18	162,000	174,960
RailAmerica 9.25% 7/1/17	126,000	138,758
RSC Equipment Rental
9.50% 12/1/14	176,000	183,260
10.25% 11/15/19	26,000	27,755
		1,086,610
Semiconductors & Semiconductor Equipment – 0.69%
#Advanced Micro Devices 144A 7.75% 8/1/20	150,000	155,625
#Freescale Semiconductor 144A 10.75% 8/1/20	20,000	20,150
#MagnaChip Semiconductor 144A 10.50% 4/15/18	150,000	159,375
		335,150
Tobacco – 0.42%
Alliance One International 10.00% 7/15/16	186,000	202,275
		202,275
Wireless Telecommunication Services – 3.47%
#Clearwire Communications 144A 12.00% 12/1/15	405,000	438,920
Cricket Communications
7.75% 5/15/16	113,000	120,486
9.375% 11/1/14	133,000	138,320
10.00% 7/15/15	94,000	101,990
Metropcs Wireless
7.875% 9/1/18	45,000	46,575
9.25% 11/1/14	16,000	16,840
NII Capital
8.875% 12/15/19	67,000	74,789
10.00% 8/15/16	181,000	206,793
SBA Telecommunications 8.25% 8/15/19	150,000	165,750
Sprint Capital 8.75% 3/15/32	344,000	362,919
		1,673,382
Total Corporate Bonds (Cost $42,453,663)		42,941,638
«Senior Secured Loans – 7.96%
Avaya Tranche B1 3.26% 10/26/14	249,355	221,709
Calpine 3.415% 3/31/14	340,977	333,731
Cengage Learning Acquisitions 3.03% 7/3/14	249,359	224,317
Freescale Semiconductor 4.561% 12/1/16	248,396	227,368
Generac Acquisition 2.871% 11/11/13	200,000	185,476
Harland Clarke Holdings 2.847% 6/30/14	249,357	219,201
Harrahs Tranche B2 3.28% 1/28/15	170,000	146,883
High Plains Broadcasting 9.00% 9/14/16	51,887	51,779
Level 3 Financing 2.706% 3/13/14	250,000	228,504
MGM Resorts International 6.00% 10/3/11	130,000	126,082
Michael Foods Tranche B 4.50% 6/14/16	99,750	100,703
Michaels Stores 2.762% 10/31/13	400,000	387,191
Newport Television 9.00% 3/14/16	197,981	197,568
Newsday Tranche B 2.00% 8/1/13	150,000	160,220
OSI Restaurant
2.875% 6/14/13	20,717	19,068
2.875% 6/13/14	228,604	210,403
Pinafore Tranche B 6.25% 9/7/16	375,000	378,623
RH Donnelley 6.25% 10/24/14	222,014	189,267
Styron Tranche B 7.50% 5/23/16	98,750	100,330
Univision Communications 2.566% 9/29/14	149,048	131,320
Total Senior Secured Loans (Cost $3,830,302)		3,839,743
	Number of
	Shares
Common Stock – 0.24%
Commercial Services & Supplies – 0.07%
†Mobile Mini	2,180	33,441
		33,441
Electronic Equipment, Instruments & Components – 0.07%
†Flextronics International	5,650	34,126
		34,126
Health Care Providers & Services – 0.10%
†Alliance HealthCare Services	9,960	45,617
		45,617
Independent Power Producers & Energy Traders – 0.00%
†Mirant	80	797
		797
Total Common Stock (Cost $134,338)		113,981

Convertible Preferred Stock – 0.38%
•US Bancorp 7.189%	238	183,736
Total Convertible Preferred Stock (Cost $209,159)		183,736
Short-Term Investment – 1.74%
Money Market Mutual Fund – 1.74%
Dreyfus Treasury & Agency Cash Management Fund	838,650	838,650
Total Short-Term Investment (Cost $838,650)		838,650

Total Value of Securities – 99.79%
(Cost $47,671,465)		48,124,678
Receivables and Other Assets Net of Liabilities (See Notes) – 0.21%		102,395
Net Assets Applicable to 4,668,969 Shares Outstanding – 100.00%		$48,227,073

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $16,423,755, which represented 34.06% of the Fund’s net assets. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2010.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
†Non income producing security.

PIK – Pay-in-kind

____________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP J.P. Morgan High Yield Fund (Fund).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current year.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2.  Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$47,671,481
Aggregate unrealized appreciation	$1,161,588
Aggregate unrealized depreciation	(708,391)
Net unrealized appreciation	$ 453,197

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Total

Common Stock	$113,981	$ -	$ 113,981
Convertible Preferred Stock	-	183,736	183,736
Corporate Debt	-	46,988,311	46,988,311
Short-Term	838,650	-	838,650
Total	$952,631	$47,172,047	$48,124,678

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3.  Credit and Market Risk
The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poors’ Ratings Group and/or Ba or lower by Moody’s Investors Service Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of September 30, 2010, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP American Global Growth Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 102.09%
International Equity Fund – 102.09%
*†American Funds Insurance Series® - Global Growth Fund	10,583	$213,564
Total Unaffiliated Investment Company (Cost $198,221)		213,564
Total Value of Securities – 102.09%
(Cost $198,221)		213,564
Liabilities Net of Receivables and Other Assets (See Notes) – (2.09%)		(4,376)
Net Assets Applicable to 18,186 Shares Outstanding – 100.00%		$209,188

*Class 1 shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Growth Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Master-Feeder Fund Structure – The Fund will invest substantially all of its assets in the American Funds Insurance Series® Global Growth Fund (Underlying Fund) in accordance with investment guidelines described in the Fund's prospectus. On September 30, 2010, the Fund invested approximately 100% in the Underlying Fund.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$198,410
Aggregate unrealized appreciation	$15,154
Aggregate unrealized depreciation	-
Net unrealized appreciation	$15,154

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Company	$213,564

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP American Global Small Capitalization Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 103.75%
International Equity Fund – 103.75%
*†American Funds Insurance Series®- Global Small Capitalization Fund	6,112	$121,197
Total Unaffiliated Investment Company (Cost $104,198)		121,197
Total Value of Securities – 103.75%
(Cost $104,198)		121,197
Liabilities Net of Receivables and Other Assets (See Notes) – (3.75%)		(4,376)
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$116,821

*Class 1 shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Small Capitalization Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Master-Feeder Fund Structure – The Fund will invest substantially all of its assets in the American Funds Insurance Series® Global Small Capitalization Fund (Underlying Fund) in accordance with investment guidelines described in the Fund's prospectus. On September 30, 2010, the Fund invested approximately 100% in the Underlying Fund.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,320
Aggregate unrealized appreciation	$ 16,877
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 16,877

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Company	$121,197

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP American Growth Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 103.91%
Equity Fund – 103.91%
*†American Funds Insurance Series® - Growth Fund	2,366	$116,308
Total Unaffiliated Investment Company (Cost $104,064)		116,308
Total Value of Securities – 103.91%
(Cost $104,064)		116,308
Liabilities Net of Receivables and Other Assets (See Notes) – (3.91%)		(4,374)
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$111,934

*Class 1 shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open..

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Master-Feeder Fund Structure – The Fund will invest substantially all of its assets in the American Funds Insurance Series® Growth Fund (Underlying Fund) in accordance with investment guidelines described in the Fund's prospectus. On September 30, 2010, the Fund invested approximately 100% in the Underlying Fund.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,245
Aggregate unrealized appreciation	$ 12,063
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 12,063

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Company	$116,308

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP American Growth-Income Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 103.92%
Equity Fund – 103.92%
*†American Funds Insurance Series® - Growth-Income Fund	3,644	$116,046
Total Unaffiliated Investment Company (Cost $104,035)		116,046
Total Value of Securities – 103.92%
(Cost $104,035)		116,046
Liabilities Net of Receivables and Other Assets (See Notes) – (3.92%)		(4,373)
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$111,673

*Class 1 shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth-Income Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Master-Feeder Fund Structure – The Fund will invest substantially all of its assets in the American Funds Insurance Series® Growth-Income Fund (Underlying Fund) in accordance with investment guidelines described in the Fund's prospectus. On September 30, 2010, the Fund invested approximately 100% in the Underlying Fund.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,227
Aggregate unrealized appreciation	$ 11,819
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 11,819

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Company	$116,046

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP American International Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company – 102.06%
International Equity Fund – 102.06%
*†American Funds Insurance Series® - International Fund	12,398	$216,463
Total Unaffiliated Investment Company (Cost $198,189)		216,463
Total Value of Securities – 102.06%
(Cost $198,189)		216,463
Liabilities Net of Receivables and Other Assets (See Notes) – (2.06%)		(4,376)
Net Assets Applicable to 17,984 Shares Outstanding – 100.00%		$212,087

*Class 1 shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American International Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Master-Feeder Fund Structure – The Fund will invest substantially all of its assets in the American Funds Insurance Series® International Fund (Underlying Fund) in accordance with investment guidelines described in the Fund's prospectus. On September 30, 2010, the Fund invested approximately 100% in the Underlying Fund.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$198,404
Aggregate unrealized appreciation	$ 18,059
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 18,059

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Company	$216,463

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP American Balanced Allocation Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies – 97.18%
Asset Allocation Fund – 14.68%
**American Funds® – Capital Income Builder Fund	308	$15,070
		15,070
Equity Funds – 29.03%
American Funds Insurance Series –
*†Blue Chip Income & Growth Fund	1,487	12,832
*†Growth Fund	164	8,051
*†Growth-Income Fund	280	8,918
		29,801
Fixed Income Funds – 30.73%
American Funds –
**Intermediate Bond Fund	216	2,942
**Short-Term Bond Fund	192	1,949
American Funds Insurance Series –
*†Bond Fund	712	7,909
*†High-Income Bond	174	1,999
*†U.S. Government/AAA-Rated Securities Fund	1,288	16,746
		31,545
International Equity Funds – 19.80%
American Funds Insurance Series –
*†Global Growth Fund	300	6,051
*†Global Small Capitalization Fund	157	3,122
*†International Fund	521	9,098
*†New World Fund	93	2,062
		20,333
International Fixed Income Fund – 2.94%
*†American Funds Insurance Series – Global Bond Fund	244	3,014
		3,014
Total Unaffiliated Investment Companies (Cost $97,407)		99,763
Total Value of Securities – 97.18%
(Cost $97,407)		99,763
Receivables and Other Assets Net of Liabilities (See Notes) – 2.82%		2,899
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$102,662

*Class 1 shares
** Class F-2 shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Balanced Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$97,407
Aggregate unrealized appreciation	$ 2,356
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 2,356

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$99,763

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP American Growth Allocation Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies – 97.21%
Asset Allocation Fund – 14.66%
**American Funds® – Capital Income Builder Fund	309	$15,074
		15,074
Equity Funds – 33.81%
American Funds Insurance Series –
*†Blue Chip Income & Growth Fund	1,830	15,797
*†Growth Fund	184	9,059
*†Growth-Income Fund	311	9,911
		34,767
Fixed Income Funds – 21.12%
American Funds –
**Intermediate Bond Fund	216	2,943
American Funds Insurance Series –
*†Bond Fund	801	8,899
*†High-Income Bond Fund	174	2,000
*†U.S. Government/AAA-Rated Securities Fund	606	7,882
		21,724
International Equity Funds – 24.69%
American Funds Insurance Series –
*†Global Growth & Income Fund	215	2,018
*†Global Growth Fund	350	7,061
*†Global Small Capitalization Fund	157	3,123
*†International Fund	637	11,122
*†New World Fund	93	2,062
		25,386
International Fixed Income Fund – 2.93%
*†American Funds Insurance Series – Global Bond Fund	244	3,015
		3,015
Total Unaffiliated Investment Companies (Cost $97,445)		99,966

Total Value of Securities – 97.21%
(Cost $97,445)		99,966
Receivables and Other Assets Net of Liabilities (See Notes) – 2.79%		2,873
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$102,839

*Class 1 shares
**Class F-2 shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$97,445
Aggregate unrealized appreciation	$ 2,521
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 2,521

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$99,966

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP American Income Allocation Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies – 97.11%
Asset Allocation Fund – 14.73%
**American Funds® – Capital Income Builder Fund	308	$15,063
		15,063
Equity Funds – 21.39%
American Funds Insurance Series –
*†Blue Chip Income & Growth Fund	1,029	8,879
*†Growth Fund	143	7,041
*†Growth-Income Fund	187	5,943
		21,863
Fixed Income Funds – 49.10%
American Funds –
**Intermediate Bond Fund	287	3,921
**Short-Term Bond Fund	384	3,897
American Funds Insurance Series –
*†Bond Fund	1,067	11,857
*†U.S. Government/AAA-Rated Securities Fund	2,348	30,522
		50,197
International Equity Funds – 7.96%
American Funds Insurance Series –
*†Global Growth Fund	100	2,016
*†Global Small Capitalization Fund	105	2,081
*†International Fund	231	4,042
		8,139
International Fixed Income Fund – 3.93%
*†American Funds Insurance Series – Global Bond Fund	325	4,017
		4,017
Total Unaffiliated Investment Companies (Cost $97,329)		99,279

Total Value of Securities – 97.11%
(Cost $97,329)		99,279
Receivables and Other Assets Net of Liabilities (See Notes) – 2.89%		2,950
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$102,229

*Class 1 shares
**Class F-2 shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Income Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$97,329
Aggregate unrealized appreciation	$ 1,950
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 1,950

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$99,279

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Conservative Index Allocation Fund

September 30, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 87.95%
Equity Funds – 22.54%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	2,333	$18,791
LVIP SSgA Small-Cap Index Fund	271	4,206
		22,997
Fixed Income Fund – 50.96%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	4,583	51,994
		51,994
International Equity Fund – 14.45%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA International Index Fund	1,953	14,748
		14,748

Total Affiliated Investment Companies (Cost $88,182)		89,739

Unaffiliated Investment Companies – 14.44%
Fixed Income Fund – 10.26%
SPDR® Barclays Capital TIPS ETF	194	10,472
		10,472
International Equity Fund – 4.18%
SPDR® S&P Emerging Markets ETF	61	4,263
		4,263
Total Unaffiliated Investment Companies (Cost $14,257)		14,735

Total Value of Securities – 102.39%
(Cost $102,439)		104,474
Liabilities Net of Receivables and Other Assets (See Notes) – (2.39%)		(2,442)
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$102,032

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Index Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,439
Aggregate unrealized appreciation	$2,035
Aggregate unrealized depreciation	-
Net unrealized appreciation	$2,035

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$104,474

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Conservative Structured Allocation Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 91.50%
Equity Funds – 22.43%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	1,424	$13,634
LVIP SSgA S&P 500 Index Fund	1,687	13,590
LVIP SSgA Small-Cap Index Fund	197	3,057
LVIP SSgA Small-Mid Cap 200 Fund	265	3,043
		33,324
Fixed Income Fund – 50.47%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	6,610	74,994
		74,994
International Equity Funds –18.60%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	1,295	10,612
LVIP SSgA Emerging Markets 100 Fund	488	6,398

LVIP SSgA International Index Fund	1,407	10,628
		27,638
Total Affiliated Investment Companies (Cost $133,464)		135,956
Unaffiliated Investment Companies – 10.14%
Fixed Income Fund – 10.14%
SPDR® Barclays Capital TIPS ETF	279	15,060
Total Unaffiliated Investment Companies (Cost $14,751)		15,060

Total Value of Securities – 101.64%
(Cost $148,215)		151,016
Liabilities Net of Receivables and Other Assets (See Notes) – (1.64%)		(2,437)
Net Assets Applicable to 14,554 Shares Outstanding – 100.00%		$148,579

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Structured Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$148,215
Aggregate unrealized appreciation	$2,801
Aggregate unrealized depreciation	-
Net unrealized appreciation	$2,801

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$151,016

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderately Aggressive Structured Allocation Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 96.96%
Equity Funds – 38.58%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	1,834	$17,556
LVIP SSgA S&P 500 Index Fund	2,173	17,503
LVIP SSgA Small-Cap Index Fund	407	6,310
LVIP SSgA Small-Mid Cap 200 Fund	547	6,282
		47,651
Fixed Income Fund – 25.19%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	2,742	31,112
		31,112
International Equity Funds – 33.19%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	1,687	13,823
LVIP SSgA Emerging Markets 100 Fund	1,017	13,319
LVIP SSgA International Index Fund	1,835	13,859
		41,001
Total Affiliated Investment Companies (Cost $116,722)		119,764
Unaffiliated Investment Companies – 5.03%
Fixed Income Fund – 5.03%
SPDR Barclays Capital TIPS ETF	115	6,208
Total Unaffiliated Investment Companies (Cost $6,063)		6,208

Total Value of Securities – 101.99%
(Cost $122,785)		125,972
Liabilities Net of Receivables and Other Assets (See Notes) – (1.99%)		(2,457)
Net Assets Applicable to 12,027 Shares Outstanding – 100.00%		$123,515

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Structured Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$122,785
Aggregate unrealized appreciation	$3,187
Aggregate unrealized appreciation	-
Net unrealized appreciation	$3,187

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$125,972

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderately Aggressive Index Allocation Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 86.82%
Equity Funds – 38.81%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	3,629	$29,229
LVIP SSgA Small-Cap Index Fund	678	10,515
		39,744
Fixed Income Fund – 25.38%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	2,291	25,997
		25,997
International Equity Fund – 22.63%
*Lincoln Variable Insurance Products Trust – LVIP SSgA International Index Fund	3,068	23,175
		23,175
Total Affiliated Investment Companies (Cost $87,168)		88,916
Unaffiliated Investment Companies – 15.55%
Fixed Income Fund – 5.11%
SPDR® Barclays Capital TIPS ETF	97	5,236
		5,236
International Equity Fund – 10.44%
SPDR® S&P Emerging Markets ETF	153	10,692
		10,692
Total Unaffiliated Investment Companies (Cost $15,270)		15,928
Total Value of Securities – 102.37%
(Cost $102,438)		104,844
Liabilities Net of Receivables and Other Assets (See Notes) – (2.37%)		(2,423)
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$102,421

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Index Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,438
Aggregate unrealized appreciation	$2,406
Aggregate unrealized depreciation	-
Net unrealized appreciation	$2,406
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$104,844

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderate Index Allocation Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 85.87%
Equity Funds – 34.76%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	3,370	$27,141
LVIP SSgA Small-Cap Index Fund	542	8,412
		35,553
Fixed Income Fund – 30.51%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	2,750	31,197
		31,197
International Equity Fund – 20.60%
*Lincoln Variable Insurance Products Trust – LVIP SSgA International Index Fund	2,789	21,068
		21,068
Total Affiliated Investment Companies (Cost $86,141)		87,818
Unaffiliated Investment Companies – 16.53%
Fixed Income Fund – 10.24%
SPDR® Barclays Capital TIPS ETF	194	10,472
		10,472
International Equity Fund – 6.29%
SPDR® S&P Emerging Markets ETF	92	6,429
		6,429
Total Unaffiliated Investment Companies (Cost $16,317)		16,901
Total Value of Securities – 102.40%
(Cost $102,458)		104,719
Liabilities Net of Receivables and Other Assets (See Notes) – (2.40%)		(2,451)
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$102,268

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Index Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,458
Aggregate unrealized appreciation	$2,261
Aggregate unrealized depreciation	-
Net unrealized appreciation	$2,261

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$104,719

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderate Structured Allocation Fund

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 92.15%
Equity Funds – 34.68%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	1,421	$13,601
LVIP SSgA S&P 500 Index Fund	1,684	13,563
LVIP SSgA Small-Cap Index Fund	271	4,203
LVIP SSgA Small-Mid Cap 200 Fund	364	4,185
		35,552
Fixed Income Fund – 30.42%
*Lincoln Variable Insurance Products Trust – LVIP SSgA Bond Index Fund	2,748	31,179
		31,179
International Equity Funds – 27.05%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	1,280	10,488
LVIP SSgA Emerging Markets 100 Fund	512	6,709
LVIP SSgA International Index Fund	1,394	10,528
		27,725
Total Affiliated Investment Companies (Cost $92,247)		94,456
Unaffiliated Investment Company – 10.22%
Fixed Income Fund – 10.22%
SPDR® Barclays Capital TIPS ETF	194	10,472
Total Unaffiliated Investment Company (Cost $10,203)		10,472
Total Value of Securities – 102.37%
(Cost $102,450)		104,928
Liabilities Net of Receivables and Other Assets (See Notes) – (2.37%)		(2,432)
Net Assets Applicable to 10,000 Shares Outstanding – 100.00%		$102,496

*Standard Class shares.

ETF – Exchange-Traded Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Structured Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.  Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,450
Aggregate unrealized appreciation	$2,478
Aggregate unrealized depreciation	-
Net unrealized appreciation	$2,478

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

Level 1
Investment Companies	$104,928

There were no Level 3 securities at the end of the period.

During the period ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.